As filed with the U.S. Securities and Exchange Commission on September 2, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09997

Baird Funds, Inc.
(Exact name of Registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew D. Ketter

Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
(Registrant's telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2022

Item 1. Reports to Stockholders.

(a)
Semi-Annual Report –
Baird Funds
June 30, 2022

Taxable Bond Funds
  Baird Ultra Short Bond Fund
  Baird Short-Term Bond Fund
  Baird Intermediate Bond Fund
  Baird Aggregate Bond Fund
  Baird Core Plus Bond Fund

Municipal Bond Funds
  Baird Short-Term Municipal Bond Fund
  Baird Strategic Municipal Bond Fund
  Baird Quality Intermediate Municipal Bond Fund
  Baird Core Intermediate Municipal Bond Fund
  Baird Municipal Bond Fund

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Table of Contents

Baird Ultra Short Bond Fund	1
Baird Short-Term Bond Fund	11
Baird Intermediate Bond Fund	24
Baird Aggregate Bond Fund	41
Baird Core Plus Bond Fund	70
Baird Short-Term Municipal Bond Fund	98
Baird Strategic Municipal Bond Fund	134
Baird Quality Intermediate Municipal Bond Fund	148
Baird Core Intermediate Municipal Bond Fund	166
Baird Municipal Bond Fund	199
Additional Information on Fund Expenses	208
Statements of Assets and Liabilities	209
Statements of Operations	211
Statements of Changes in Net Assets	213
Financial Highlights	218
Notes to the Financial Statements	238
Statement Regarding Liquidity Risk Management Program	249
Additional Information	249

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Baird Ultra Short Bond Fund
June 30, 2022 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$5,378,914,932

	SEC 30-Day Yield(3)
	Institutional Class (Subsidized)	2.37%
	Institutional Class (Unsubsidized)	2.22%
	Investor Class (Subsidized)	2.12%
	Investor Class (Unsubsidized)	1.97%

	Average Effective Duration	0.53 years

	Average Effective Maturity	0.59 years

	Annualized Expense Ratio(4)
	Gross
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Net
Sector Weightings(1)	Institutional Class	0.15%
	Investor Class	0.40%	(5)

	Portfolio Turnover Rate	58%	(6)

	Number of Holdings	337

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2022.
(4)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2022.  The Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2023.  The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.

(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Ultra Short Bond Fund
June 30, 2022 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2022	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-0.44%	-0.42%	0.91%	1.42%	1.27%
Investor Class Shares	-0.46%	-0.58%	0.74%	1.22%	1.06%
Bloomberg U.S. Short-Term Government/Corporate Index(2)	-0.37%	-0.37%	0.73%	1.25%	0.93%

(1)	For the period from December 31, 2013 (inception date) through June 30, 2022.
(2)
The Bloomberg U.S. Short-Term Government/Corporate Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities less than one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds).  While these types of securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s invasion of Ukraine, the sanctions imposed against Russia by certain countries and Russia’s countermeasures against those countries, has resulted in increased market volatility and may have a significant negative impact on the global economy. The ongoing coronavirus (COVID-19) pandemic and measures taken to limit its spread present a continued risk to global growth and asset prices. The performance of the Fund may be affected by changes in interest rates – generally, when interest rates rise, the market value of the bonds in which the Fund invests declines and when interest rates decline, the market value rises. The Federal Reserve has begun to rapidly raise interest rates in an attempt to control inflation not seen in 40 years, both of which pose a risk to the U.S. economy. The Federal Reserve may not be able to successfully control inflation without causing a recession or without negatively impacting asset prices and increasing market volatility. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
0.125%, 08/31/2022	$134,850,000	$134,527,916
2.000%, 10/31/2022	240,000,000	239,894,789
0.125%, 12/31/2022	110,000,000	108,685,157
0.125%, 04/30/2023	120,000,000	117,300,000
0.125%, 05/31/2023	265,000,000	258,437,111
0.125%, 06/30/2023	50,000,000	48,634,765
2.625%, 06/30/2023	100,000,000	99,734,375
Total U.S. Treasury Securities
(Cost $1,010,034,419)		1,007,214,113	18.7%
Corporate Bonds
Industrials
AbbVie, Inc.:
3.250%, 10/01/2022
(Callable 07/01/2022)	4,425,000	4,425,000
2.900%, 11/06/2022	24,963,000	24,960,048
American Tower Corp.,
3.500%, 01/31/2023	3,622,000	3,620,903
AmerisourceBergen Corp.,
0.737%, 03/15/2023
(Callable 08/01/2022)	20,281,000	19,889,262
Anglo American Capital PLC,
4.125%, 09/27/2022(1)(2)	31,458,000	31,463,311
Avery Dennison Corp.,
3.350%, 04/15/2023
(Callable 01/15/2023)	5,561,000	5,549,029
Biogen, Inc.,
3.625%, 09/15/2022	5,970,000	5,970,860
Boardwalk Pipelines LP,
3.375%, 02/01/2023
(Callable 11/01/2022)	31,777,000	31,677,554
Boeing Co.:
1.167%, 02/04/2023
(Callable 08/01/2022)	20,000,000	19,772,842
4.508%, 05/01/2023
(Callable 04/01/2023)	7,650,000	7,668,025
Boral Finance Pty Ltd.,
3.000%, 11/01/2022
(Callable 10/01/2022)(1)(2)	9,400,000	9,370,218
Bunge Limited Finance Corp.,
3.000%, 09/25/2022
(Callable 08/25/2022)	15,698,000	15,694,756
Campbell Soup Co.,
3.650%, 03/15/2023
(Callable 02/15/2023)	3,676,000	3,683,177
Canadian Natural Resources Ltd.,
2.950%, 01/15/2023
(Callable 12/15/2022)(1)	28,143,000	28,040,887
Carlisle Companies, Inc.:
3.750%, 11/15/2022
(Callable 08/15/2022)	5,750,000	5,751,856
0.550%, 09/01/2023
(Callable 09/01/2022)	10,000,000	9,644,904
Celanese US Holdings LLC,
4.625%, 11/15/2022	16,252,000	16,354,212
Choice Hotels International, Inc.,
5.750%, 07/01/2022	6,978,000	6,978,000
CNH Industrial NV,
4.500%, 08/15/2023(1)	5,595,000	5,641,902
CommonSpirit Health,
2.950%, 11/01/2022	11,055,000	11,058,794
Conagra Brands, Inc.:
3.250%, 09/15/2022	2,507,000	2,511,193
3.200%, 01/25/2023
(Callable 10/25/2022)	41,256,000	41,221,020
0.500%, 08/11/2023
(Callable 08/11/2022)	7,000,000	6,747,198
ConocoPhillips Co.,
2.125%, 03/08/2024
(Callable 09/08/2022)	30,000,000	29,409,169
Continental Resources, Inc.,
4.500%, 04/15/2023
(Callable 01/15/2023)	1,310,000	1,314,520
CVS Health Corp.,
2.750%, 12/01/2022
(Callable 09/01/2022)	3,903,000	3,900,850
Daimler Finance North America LLC:
3.350%, 02/22/2023(1)(2)	7,345,000	7,354,516
1.750%, 03/10/2023(1)(2)	4,841,000	4,783,092
DCP Midstream LLC,
3.875%, 03/15/2023
(Callable 12/15/2022)	3,760,000	3,724,167
Discovery Communications LLC,
2.950%, 03/20/2023
(Callable 02/20/2023)	20,837,000	20,694,057
Dollar General Corp.,
3.250%, 04/15/2023
(Callable 01/15/2023)	9,380,000	9,333,813
DR Horton, Inc.:
4.375%, 09/15/2022
(Callable 08/01/2022)	3,250,000	3,252,457
4.750%, 02/15/2023
(Callable 11/15/2022)	1,258,000	1,265,889
Eastman Chemical Co.,
3.600%, 08/15/2022
(Callable 07/06/2022)	4,924,000	4,924,121
Eaton Corp.,
2.750%, 11/02/2022	1,275,000	1,274,128
Enbridge, Inc.,
2.900%, 07/15/2022(1)	22,284,000	22,282,456
Energen Corp.,
7.320%, 07/28/2022	6,000,000	6,009,395
Energy Transfer LP,
4.250%, 03/15/2023
(Callable 12/15/2022)	31,959,000	31,942,495
Energy Transfer Partners LP,
3.600%, 02/01/2023
(Callable 11/01/2022)	17,825,000	17,774,358
Eni SpA,
4.000%, 09/12/2023(1)(2)	4,952,000	4,927,701
Enterprise Products Operating LLC,
3.350%, 03/15/2023
(Callable 12/15/2022)	13,025,000	12,991,442
Equifax, Inc.,
3.300%, 12/15/2022
(Callable 09/15/2022)	8,102,000	8,109,925
Fidelity National Information Services, Inc.,
0.375%, 03/01/2023	5,985,000	5,860,770
Flex Ltd.,
5.000%, 02/15/2023	53,178,000	53,577,585
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022(2)	4,750,000	4,751,511
Freeport-McMoRan, Inc.,
3.875%, 03/15/2023
(Callable 12/15/2022)	17,926,000	17,848,534

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023
(Callable 10/17/2022)(1)(2)	$7,685,000	$7,692,161
General Mills, Inc.,
2.600%, 10/12/2022
(Callable 09/12/2022)	6,334,000	6,336,423
General Motors Financial Co., Inc.:
3.550%, 07/08/2022	29,820,000	29,820,171
3.250%, 01/05/2023
(Callable 12/05/2022)	4,075,000	4,068,097
3.700%, 05/09/2023
(Callable 03/09/2023)	3,880,000	3,878,618
4.250%, 05/15/2023	3,063,000	3,073,432
Glencore Finance (Canada) Ltd.,
4.250%, 10/25/2022(1)(2)	22,001,000	21,985,379
Glencore Funding LLC:
3.000%, 10/27/2022
(Callable 09/27/2022)(1)(2)	6,112,000	6,094,755
4.125%, 05/30/2023(1)(2)	26,043,000	25,954,193
Global Payments, Inc.,
3.750%, 06/01/2023
(Callable 03/01/2023)	5,132,000	5,095,018
Gray Oak Pipeline LLC,
2.000%, 09/15/2023(2)	25,991,000	25,322,255
GSK Consumer Healthcare Capital US LLC,
3.024%, 03/24/2024
(Callable 03/24/2023)(2)	14,375,000	14,160,099
Heineken NV,
2.750%, 04/01/2023(1)(2)	15,000,000	14,902,718
Hewlett Packard Enterprise Co.:
4.400%, 10/15/2022
(Callable 08/15/2022)	29,466,000	29,520,798
2.250%, 04/01/2023
(Callable 03/01/2023)	21,585,000	21,429,344
HF Sinclair Corp.,
2.625%, 10/01/2023(2)	3,130,000	3,039,593
Howard University,
2.738%, 10/01/2022	2,700,000	2,690,293
HP, Inc.,
4.050%, 09/15/2022	4,175,000	4,191,668
Huntington Ingalls Industries, Inc.,
0.670%, 08/16/2023
(Callable 08/16/2022)	10,000,000	9,641,828
Hyatt Hotels Corp.,
1.300%, 10/01/2023
(Callable 10/01/2022)	10,000,000	9,683,729
Hyundai Capital America:
3.250%, 09/20/2022(1)(2)	4,671,000	4,669,811
2.850%, 11/01/2022(1)(2)	11,115,000	11,086,731
2.375%, 02/10/2023(1)(2)	26,456,000	26,116,482
Infor, Inc.,
1.450%, 07/15/2023
(Callable 06/15/2023)(2)	4,030,000	3,920,671
International Flavors & Fragrances, Inc.,
3.200%, 05/01/2023
(Callable 02/01/2023)	6,000,000	5,977,530
Jones Lang LaSalle, Inc.,
4.400%, 11/15/2022
(Callable 08/15/2022)	9,888,000	9,898,795
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023
(Callable 01/09/2023)(1)(2)	13,775,000	13,688,900
Kinder Morgan, Inc.,
3.150%, 01/15/2023
(Callable 12/15/2022)	18,562,000	18,533,545
Kroger Co.,
2.800%, 08/01/2022
(Callable 07/11/2022)	3,000,000	2,999,977
Land O’ Lakes, Inc.,
6.000%, 11/15/2022
(Callable 08/15/2022)(2)	18,950,000	19,000,455
Leggett & Platt, Inc.,
3.400%, 08/15/2022	9,700,000	9,705,368
Leidos, Inc.,
2.950%, 05/15/2023
(Callable 04/15/2023)	4,545,000	4,500,937
Lennar Corp.,
4.750%, 11/15/2022
(Callable 08/15/2022)	13,095,000	13,117,004
Magallanes, Inc.,
3.528%, 03/15/2024
(Callable 03/15/2023)(2)	15,000,000	14,687,783
Marriott International, Inc.,
2.125%, 10/03/2022	27,199,000	27,123,113
Martin Marietta Materials, Inc.,
0.650%, 07/15/2023
(Callable 08/01/2022)	10,000,000	9,663,586
McKesson Corp.,
2.700%, 12/15/2022
(Callable 09/15/2022)	1,650,000	1,648,807
Microchip Technology, Inc.,
4.333%, 06/01/2023
(Callable 05/01/2023)	18,832,000	18,842,076
Mohawk Industries, Inc.,
3.850%, 02/01/2023
(Callable 11/01/2022)	30,686,000	30,676,803
Mondelez International
Holdings Netherlands BV,
2.125%, 09/19/2022(2)	5,360,000	5,347,899
Moody’s Corp.,
2.625%, 01/15/2023
(Callable 12/15/2022)	4,000,000	3,991,171
Mosaic Co.,
3.250%, 11/15/2022
(Callable 10/15/2022)	20,547,000	20,568,493
MPLX LP:
3.500%, 12/01/2022
(Callable 11/01/2022)	34,183,000	34,166,065
3.375%, 03/15/2023
(Callable 02/15/2023)	10,059,000	10,030,971
4.500%, 07/15/2023
(Callable 04/15/2023)	505,000	506,436
Mylan, Inc.,
3.125%, 01/15/2023(2)	15,652,000	15,556,822
National Fuel Gas Co.,
3.750%, 03/01/2023
(Callable 12/01/2022)	22,709,000	22,722,853
Newell Brands, Inc.,
4.100%, 04/01/2023
(Callable 02/01/2023)	8,061,000	7,990,466
Nissan Motor Acceptance Corp.:
2.650%, 07/13/2022(1)(2)	1,070,000	1,069,829
2.600%, 09/28/2022(1)(2)	4,000,000	3,980,313
Nissan Motor Co. Ltd.,
3.043%, 09/15/2023(1)(2)	6,500,000	6,390,206
NOVA Gas Transmission Ltd.,
7.875%, 04/01/2023(1)	6,420,000	6,581,922
Nutrien Ltd.,
3.150%, 10/01/2022
(Callable 08/02/2022)(1)	2,406,000	2,407,529

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
O’Reilly Automotive, Inc.,
3.800%, 09/01/2022
(Callable 08/01/2022)	$21,000,000	$21,025,004
ONEOK Partners LP,
3.375%, 10/01/2022
(Callable 07/12/2022)	3,500,000	3,500,141
Oracle Corp.:
2.500%, 10/15/2022	44,959,000	44,862,757
2.625%, 02/15/2023
(Callable 01/15/2023)	9,525,000	9,485,799
Panasonic Corp.,
2.536%, 07/19/2022(1)(2)	1,916,000	1,915,808
Parker-Hannifin Corp.,
3.500%, 09/15/2022	2,412,000	2,415,240
Penske Truck Leasing Co.:
4.875%, 07/11/2022(2)	36,903,000	36,911,642
4.250%, 01/17/2023(2)	2,575,000	2,583,284
2.700%, 03/14/2023
(Callable 02/14/2023)(2)	11,610,000	11,576,032
PerkinElmer, Inc.,
0.550%, 09/15/2023
(Callable 09/15/2022)	10,000,000	9,629,756
Pernod Ricard SA,
4.250%, 07/15/2022(1)(2)	1,500,000	1,500,778
POSCO:
2.375%, 11/12/2022(1)(2)	23,075,000	23,006,236
2.375%, 01/17/2023(1)(2)	33,566,000	33,382,394
Regency Energy Partners LP /
Regency Energy Finance Corp.,
5.000%, 10/01/2022
(Callable 08/01/2022)	7,250,000	7,259,882
Reliance Steel & Aluminum Co.,
4.500%, 04/15/2023
(Callable 01/15/2023)	22,905,000	22,975,387
RELX Capital, Inc.,
3.500%, 03/16/2023
(Callable 02/16/2023)(1)	30,644,000	30,602,104
Royalty Pharma PLC,
0.750%, 09/02/2023	6,075,000	5,849,807
RPM International, Inc.,
3.450%, 11/15/2022
(Callable 08/15/2022)	40,731,000	40,747,730
Ryder System, Inc.:
2.500%, 09/01/2022
(Callable 08/01/2022)	20,905,000	20,906,572
3.400%, 03/01/2023
(Callable 02/01/2023)	19,428,000	19,379,995
Sabine Pass Liquefaction LLC,
5.625%, 04/15/2023
(Callable 01/15/2023)	40,335,000	40,717,507
Schneider Electric SE,
2.950%, 09/27/2022(2)	3,093,000	3,092,462
SES SA,
3.600%, 04/04/2023(1)(2)	27,759,000	27,383,788
Sky Ltd.,
3.125%, 11/26/2022(2)	5,000,000	5,002,016
Skyworks Solutions, Inc.,
0.900%, 06/01/2023
(Callable 07/18/2022)	16,144,000	15,603,372
Southern Copper Corp.,
3.500%, 11/08/2022(1)	25,044,000	25,031,979
Southern Natural Gas Co. LLC,
0.625%, 04/28/2023
(Callable 08/01/2022)(2)	8,085,000	7,841,633
St. Joseph’s University Medical Center, Inc.,
3.926%, 07/01/2022	2,025,000	2,025,000
Stellantis NV,
5.250%, 04/15/2023	34,897,000	35,136,393
Teledyne Technologies, Inc.,
0.650%, 04/01/2023	23,400,000	22,867,515
Thermo Fisher Scientific, Inc.,
0.797%, 10/18/2023
(Callable 10/18/2022)	25,000,000	24,220,933
Time Warner Entertainment Co. LP,
8.375%, 03/15/2023	5,815,000	5,983,651
Toll Brothers Finance Corp.,
4.375%, 04/15/2023
(Callable 01/15/2023)	3,000,000	2,994,592
TransCanada PipeLines Ltd.,
2.500%, 08/01/2022(1)	24,208,000	24,195,865
Triton Container International Ltd.,
0.800%, 08/01/2023(1)(2)	4,673,000	4,428,041
Trustees of Boston College,
2.651%, 07/01/2022	1,000,000	1,000,000
Verizon Communications, Inc.,
2.511%, 05/15/2025
(3 Month LIBOR USD + 1.100%)
(Callable 03/15/2025)(3)	4,000,000	3,975,508
Vodafone Group PLC,
2.950%, 02/19/2023(1)	4,306,000	4,283,426
Volkswagen Group of America Finance LLC:
2.700%, 09/26/2022(1)(2)	6,060,000	6,050,490
0.750%, 11/23/2022(1)(2)	5,300,000	5,257,375
3.125%, 05/12/2023(1)(2)	14,666,000	14,560,982
Walgreen Co.,
3.100%, 09/15/2022	3,595,000	3,601,618
Walgreens Boots Alliance, Inc.,
0.950%, 11/17/2023
(Callable 08/01/2022)	30,000,000	29,015,468
Walt Disney Co.,
8.875%, 04/26/2023	2,450,000	2,576,162
Whirlpool Corp.,
3.700%, 03/01/2023	10,609,000	10,615,298
Williams Companies, Inc.,
3.700%, 01/15/2023
(Callable 10/15/2022)	54,359,000	54,446,062
Total Industrials
(Cost $1,983,987,513)		1,962,175,307	36.5%
Utilities
Alliant Energy Finance LLC,
3.750%, 06/15/2023
(Callable 05/15/2023)(2)	4,000,000	4,002,881
CenterPoint Energy Resources Corp.,
0.700%, 03/02/2023
(Callable 08/01/2022)	6,984,000	6,839,408
Dominion Energy, Inc.:
2.750%, 09/15/2022
(Callable 07/21/2022)	3,325,000	3,322,043
2.450%, 01/15/2023(2)	45,010,000	44,735,164
DTE Energy Company,
2.250%, 11/01/2022	3,000,000	2,993,854
Evergy Metro, Inc.,
3.150%, 03/15/2023
(Callable 12/15/2022)	2,883,000	2,878,097
Eversource Energy,
2.800%, 05/01/2023
(Callable 02/01/2023)	2,330,000	2,315,547

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Georgia Power Co.,
5.750%, 04/15/2023	$6,431,000	$6,528,897
Indiana Michigan Power Co.,
3.200%, 03/15/2023
(Callable 12/15/2022)	9,711,000	9,655,936
ITC Holdings Corp.:
2.700%, 11/15/2022
(Callable 10/15/2022)(1)	2,925,000	2,914,019
4.050%, 07/01/2023
(Callable 04/01/2023)(1)	1,925,000	1,934,834
NextEra Energy Capital Holdings, Inc.,
1.775%, 02/22/2023
(3 Month LIBOR USD + 0.270%)
(Callable 08/01/2022)(3)	8,500,000	8,446,841
Niagara Mohawk Power Corp.,
2.721%, 11/28/2022(1)(2)	12,000,000	11,958,253
Public Service Enterprise Group, Inc.:
2.650%, 11/15/2022
(Callable 10/15/2022)	32,517,000	32,490,076
0.841%, 11/08/2023
(Callable 08/01/2022)	8,000,000	7,674,542
Virginia Electric and Power Co.,
2.750%, 03/15/2023
(Callable 12/15/2022)	4,672,000	4,641,083
Washington Gas Light Co.,
6.650%, 03/20/2023(1)	9,112,000	9,304,089
Total Utilities
(Cost $164,881,879)		162,635,564	3.0%
Financials
AerCap Holdings NV:
3.300%, 01/23/2023
(Callable 12/23/2022)(1)	5,997,000	5,973,132
4.125%, 07/03/2023
(Callable 06/03/2023)(1)	8,825,000	8,737,071
4.500%, 09/15/2023
(Callable 08/15/2023)(1)	7,054,000	7,020,253
AIB Group PLC,
4.750%, 10/12/2023(1)(2)	1,475,000	1,476,045
Air Lease Corp.:
2.625%, 07/01/2022	30,489,000	30,489,000
2.250%, 01/15/2023	1,663,000	1,646,107
2.750%, 01/15/2023
(Callable 12/15/2022)	8,250,000	8,191,258
Ally Financial, Inc.:
3.050%, 06/05/2023
(Callable 05/05/2023)	3,265,000	3,230,053
1.450%, 10/02/2023
(Callable 09/02/2023)	20,157,000	19,484,153
Anthem, Inc.,
2.950%, 12/01/2022
(Callable 11/01/2022)	43,920,000	43,894,963
Aon Corp.,
2.200%, 11/15/2022	4,840,000	4,829,269
Banco Santander SA,
3.848%, 04/12/2023(1)	8,400,000	8,392,453
Bank of America Corp.:
2.816%, 07/21/2023
(3 Month LIBOR USD + 0.930%)
(Callable 07/21/2022)(3)	19,700,000	19,693,762
3.004%, 12/20/2023
(3 Month LIBOR USD + 0.790%)
(Callable 12/20/2022)(3)	16,225,000	16,171,812
BGC Partners, Inc.,
5.375%, 07/24/2023	4,099,000	4,125,174
Capital One Financial Corp.,
2.600%, 05/11/2023
(Callable 04/11/2023)	24,926,000	24,752,217
Citigroup, Inc.,
2.876%, 07/24/2023
(3 Month LIBOR USD + 0.950%)
(Callable 07/24/2022)(3)	21,500,000	21,490,582
Cooperatieve Rabobank UA,
3.950%, 11/09/2022(1)	32,861,000	32,966,640
Credit Suisse AG,
1.000%, 05/05/2023(1)	6,425,000	6,287,411
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 09/15/2022(1)	14,201,000	14,212,354
Deutsche Bank AG,
3.950%, 02/27/2023(1)	1,759,000	1,755,148
Discover Bank,
3.350%, 02/06/2023
(Callable 01/06/2023)	42,018,000	42,019,535
Discover Financial Services,
3.850%, 11/21/2022	6,114,000	6,128,960
F.N.B. Corporation,
2.200%, 02/24/2023
(Callable 01/24/2023)	8,297,000	8,203,861
First Horizon National Corp.,
3.550%, 05/26/2023
(Callable 04/26/2023)	14,084,000	14,029,680
Goldman Sachs Group, Inc.:
0.627%, 11/17/2023 (SOFR + 0.538%)
(Callable 11/17/2022)(3)	14,160,000	13,983,000
1.217%, 12/06/2023
(Callable 12/06/2022)	5,000,000	4,817,023
0.673%, 03/08/2024 (SOFR + 0.572%)
(Callable 03/08/2023)(3)	8,755,000	8,553,330
HSBC Holdings PLC:
3.033%, 11/22/2023
(3 Month LIBOR USD + 0.923%)
(Callable 11/22/2022)(1)(3)	38,830,000	38,654,150
3.950%, 05/18/2024
(3 Month LIBOR USD + 0.987%)
(Callable 05/18/2023)(1)(3)	1,290,000	1,284,107
Humana, Inc.,
0.650%, 08/03/2023
(Callable 07/11/2022)	20,000,000	19,348,862
International Lease Finance Corp.,
5.875%, 08/15/2022(1)	7,479,000	7,493,110
Kimco Realty Corp.,
3.375%, 10/15/2022
(Callable 08/01/2022)	2,100,000	2,100,330
Lloyds Bank PLC,
2.907%, 11/07/2023
(3 Month LIBOR USD + 0.810%)
(Callable 11/07/2022)(1)(3)	57,698,000	57,497,692
M&T Bank Corp.,
3.650%, 12/06/2022
(Callable 09/06/2022)	54,914,000	54,978,610
Macquarie Group Ltd.,
3.189%, 11/28/2023
(3 Month LIBOR USD + 1.023%)
(Callable 11/28/2022)(1)(2)(3)	8,433,000	8,413,163
Markel Corp.:
4.900%, 07/01/2022	2,565,000	2,565,000
3.625%, 03/30/2023	1,520,000	1,523,589
Mitsubishi UFJ Financial Group, Inc.:
2.665%, 07/25/2022(1)	3,445,000	3,445,637
3.455%, 03/02/2023(1)	22,237,000	22,267,770

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Mitsubishi UFJ Lease & Finance Co. Ltd.,
2.652%, 09/19/2022
(Callable 08/19/2022)(1)(2)	$3,000,000	$2,996,357
Mizuho Financial Group, Inc.,
2.721%, 07/16/2023
(3 Month LIBOR USD + 0.840%)
(Callable 07/16/2022)(1)(3)	8,595,000	8,595,216
Morgan Stanley:
3.750%, 02/25/2023	25,995,000	26,072,019
0.560%, 11/10/2023 (SOFR + 0.466%)
(Callable 11/10/2022)(3)	1,306,000	1,291,099
MUFG Union Bank NA,
2.100%, 12/09/2022
(Callable 11/09/2022)(1)	4,750,000	4,730,278
National Bank of Canada:
2.150%, 10/07/2022(1)(2)	4,609,000	4,601,152
2.100%, 02/01/2023(1)	1,540,000	1,527,824
0.900%, 08/15/2023
(1 Year CMT Rate + 0.770%)
(Callable 08/15/2022)(1)(2)	23,360,000	23,273,219
NatWest Markets PLC,
3.625%, 09/29/2022(1)(2)	9,850,000	9,861,034
Nordea Bank AB,
4.250%, 09/21/2022(1)(2)	10,275,000	10,297,005
Park Aerospace Holdings Ltd.,
5.250%, 08/15/2022
(Callable 07/15/2022)(1)(2)	24,957,000	24,957,944
Reliance Standard Life Global Funding II:
2.625%, 07/22/2022(1)(2)	1,004,000	1,003,890
2.150%, 01/21/2023(1)(2)	725,000	717,465
Royal Bank of Scotland Group PLC,
3.875%, 09/12/2023(1)	28,024,000	27,931,619
Santander Holdings USA, Inc.,
3.400%, 01/18/2023
(Callable 12/18/2022)(1)	6,600,000	6,590,251
SMBC Aviation Capital Finance DAC:
3.000%, 07/15/2022(1)(2)	6,300,000	6,299,109
4.125%, 07/15/2023
(Callable 06/15/2023)(1)(2)	5,075,000	5,032,138
StanCorp Financial Group, Inc.,
5.000%, 08/15/2022(1)	13,800,000	13,832,343
Sumitomo Mitsui Banking Corp.,
3.000%, 01/18/2023(1)	4,175,000	4,174,680
Synovus Financial Corp.,
3.125%, 11/01/2022
(Callable 10/01/2022)	4,295,000	4,288,984
Trinity Acquisition PLC,
4.625%, 08/15/2023	5,948,000	5,980,800
UBS Group Funding Switzerland AG,
2.859%, 08/15/2023
(3 Month LIBOR USD + 0.954%)
(Callable 08/15/2022)(1)(2)(3)	27,000,000	26,990,544
Wells Fargo & Co.,
1.654%, 06/02/2024 (SOFR + 1.600%)
(Callable 06/02/2023)(3)	43,150,000	42,143,052
Total Financials
(Cost $873,229,474)		865,314,288	16.1%
Total Corporate Bonds
(Cost $3,022,098,866)		2,990,125,159	55.6%
Municipal Bonds
Burke County Development Authority,
1.550%, 12/01/2049
(Mandatory Tender Date 08/19/2022)(4)	13,100,000	13,086,089
Central Texas Turnpike System,
1.980%, 08/15/2042
(Mandatory Tender Date 08/15/2022)(4)	25,525,000	25,511,505
City of New Orleans LA,
3.692%, 09/01/2022 (ETM)	2,000,000	2,005,422
City of New York NY:
1.090%, 04/01/2042
(Optional Put Date 07/01/2022)(4)	10,025,000	10,025,000
1.060%, 10/01/2046
(Optional Put Date 07/01/2022)(4)	1,700,000	1,700,000
Golden State Tobacco Securitization Corp.,
1.850%, 06/01/2031	4,210,000	4,120,256
Louisiana Stadium & Exposition District,
1.872%, 07/03/2023
(Callable 04/01/2023)(2)	16,595,000	16,271,022
Medical Center Hospital Authority,
4.875%, 08/01/2022	5,520,000	5,529,978
Mission Economic Development Corp.,
2.100%, 07/01/2040
(Mandatory Tender Date 09/01/2022)(4)	2,500,000	2,499,848
Mississippi Hospital
Equipment & Facilities Authority,
0.200%, 09/01/2036
(Mandatory Tender Date 09/01/2022)(4)	1,950,000	1,943,544
New Hampshire Business Finance Authority,
2.100%, 04/01/2024
(Mandatory Tender Date 09/01/2022)(4)	7,500,000	7,499,544
New York State Dormitory Authority,
2.550%, 07/01/2023	1,000,000	988,148
New York State Housing Finance Agency,
1.600%, 11/01/2024
(Callable 07/21/2022)	10,110,000	9,816,894
Public Finance Authority,
5.000%, 07/01/2022	1,090,000	1,090,000
Tender Option Bond Trust,
1.770%, 05/01/2037
(Callable 05/01/2032)
(Optional Put Date 07/07/2022)(2)(4)	5,625,000	5,625,000
Total Municipal Bonds
(Cost $108,206,596)		107,712,250	2.0%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 2.299%,
10/25/2035 (1 Month LIBOR
USD + 0.675%) (Callable 07/25/2022)(3)	187,033	186,609
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%,
10/25/2048 (Callable 07/25/2022)(2)(4)	18,660,498	18,057,184
Series 2019-1, Class A1, 3.805%,
01/25/2049 (Callable 07/25/2022)(2)(4)	6,449,305	6,209,676
Series 2019-2, Class A1, 3.347%,
04/25/2049 (Callable 07/25/2022)(2)(4)	10,301,867	10,002,675
Home Equity Asset Trust,
Series 2006-2, Class 2A4, 2.244%,
05/25/2036 (1 Month LIBOR USD +
0.620%) (Callable 07/25/2022)(2)(3)	162,556	162,381
Starwood Mortgage Residential Trust,
Series 2021-1, Class A1, 1.219%,
05/25/2065 (Callable 03/25/2023)(2)(4)	10,575,955	9,934,581
The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Towd Point Mortgage Trust:
Series 2016-4, Class A1, 2.250%,
07/25/2056 (Callable 04/25/2026)(2)(4)	$558,527	$557,288
Series 2017-1, Class A1, 2.750%,
10/25/2056 (Callable 05/25/2026)(2)(4)	3,693,133	3,663,505
Series 2017-5, Class A1, 2.224%,
02/26/2057 (1 Month LIBOR USD +
0.600%) (Callable 02/25/2024)(2)(3)	7,562,973	7,485,268
Series 2017-3, Class A1, 2.750%,
06/25/2057 (Callable 09/25/2024)(2)(4)	3,651,287	3,611,628
Series 2017-6, Class A1, 2.750%,
10/25/2057 (Callable 08/25/2026)(2)(4)	13,008,373	12,710,530
Series 2018-6, Class A1A, 3.750%,
03/25/2058 (Callable 01/25/2026)(2)(4)	17,624,960	17,514,556
Total Residential
Mortgage-Backed Securities
(Cost $93,497,901)		90,095,881	1.7%
Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
COMM Mortgage Trust:
Series 2013-LC6, Class ASB, 2.478%,
01/12/2046 (Callable 09/10/2022)	43,832	43,752
Series 2013-LC6, Class A4, 2.941%,
01/12/2046 (Callable 12/10/2022)	6,705,310	6,683,887
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Series 2013-LC11, Class A5, 2.960%,
04/15/2046 (Callable 04/15/2023)	27,960,000	27,674,867
JPMBB Commercial
Mortgage Securities Trust:
Series 2013-C12, Class A5, 3.664%,
07/17/2045 (Callable 05/15/2023)	25,325,000	25,211,919
Series 2013-C14, Class A4, 4.133%,
08/17/2046 (Callable 07/15/2023)(4)	28,293,645	28,238,084
Morgan Stanley Bank of America
Merrill Lynch Trust:
Series 2013-C9, Class A4, 3.102%,
05/17/2046 (Callable 04/15/2023)	12,550,820	12,425,685
Series 2013-C12, Class A4, 4.259%,
10/17/2046 (Callable 09/15/2023)(4)	5,182,823	5,158,097
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A5, 2.850%,
12/12/2045 (Callable 11/10/2022)	10,231,015	10,224,669
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 2.996%,
11/15/2030 (Callable 11/15/2022)(2)	4,100,000	4,094,055
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class ASB, 3.928%,
07/17/2046 (Callable 04/15/2023)(4)	8,957,215	8,951,549
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%,
03/17/2045 (Callable 01/15/2023)	6,811,205	6,784,446
Series 2012-C10, Class A3, 2.875%,
12/15/2045 (Callable 12/15/2022)	16,674,000	16,644,248
Series 2013-C14, Class ASB, 2.977%,
06/15/2046 (Callable 04/15/2023)	93,428	92,918
Total Commercial
Mortgage-Backed Securities
(Cost $153,402,850)		152,228,176	2.8%
Asset Backed Securities
Affirm Asset Securitization Trust:
Series 2020-Z2, Class A, 1.900%,
01/15/2025 (Callable 04/15/2023)(2)	36,841,512	36,221,956
Series 2021-Z1, Class A, 1.070%,
08/15/2025 (Callable 07/15/2023)(2)	38,419,470	37,490,283
Ally Auto Receivables,
Series 2019-3, Class A3, 1.930%,
05/15/2024 (Callable 04/15/2023)	4,201,519	4,197,396
ARI Fleet Lease Trust:
Series 2018-B, Class A3, 3.430%,
08/16/2027 (Callable 08/15/2022)(2)	5,474,191	5,471,734
Series 2019-A, Class A2A, 2.410%,
11/15/2027 (Callable 12/15/2022)(2)	5,025,331	5,016,723
BA Credit Card Trust,
Series 2019-A1, Class A1,
1.740%, 01/15/2025	6,461,000	6,460,365
Capital One Prime Auto Receivables Trust,
Series 2020-1, Class A3, 1.600%,
11/15/2024 (Callable 09/15/2023)	22,992,426	22,828,021
CarMax Auto Owner Trust:
Series 2018-4, Class A3, 3.360%,
09/15/2023 (Callable 11/15/2022)	132,419	132,553
Series 2018-4, Class A4, 3.480%,
02/15/2024 (Callable 11/15/2022)	5,925,000	5,936,245
Series 2021-2, Class A2A, 0.270%,
06/17/2024 (Callable 06/15/2024)	3,723,834	3,710,888
Chase Auto Credit Linked Notes,
Series 2021-1, Class B, 0.875%,
09/25/2028 (Callable 11/25/2024)(2)	26,520,542	25,758,273
Chase Issuance Trust,
Series 2020-A1, Class A1,
1.530%, 01/15/2025	7,725,000	7,666,528
Chesapeake Funding II LLC,
Series 2019-1A, Class A1, 2.940%,
04/15/2031 (Callable 07/15/2022)(2)	4,327,763	4,328,919
Citibank Credit Card Issuance Trust,
Series 2018-A6, Class A6,
3.210%, 12/09/2024	2,000,000	2,004,231
Dell Equipment Finance Trust,
Series 2020-1, Class A3, 2.240%,
02/22/2023 (Callable 09/22/2022)(2)	4,891,428	4,883,659
Discover Card Execution Note Trust,
Series 2019-A3, Class A,
1.890%, 10/15/2024	14,750,000	14,730,977
DLLAD LLC,
Series 2021-1A, Class A2,
0.350%, 09/20/2024(2)	16,026,766	15,750,692
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2,
0.560%, 12/11/2034(2)	2,534,627	2,459,943
Evergreen Credit Card Trust,
Series 2019-2, Class A,
1.900%, 09/16/2024(21)(2)	17,625,000	17,612,872
Ford Credit Auto Lease Trust,
Series 2020-B, Class A3, 0.620%,
08/15/2023 (Callable 12/15/2022)	14,050,769	14,035,450
Ford Credit Auto Owner Trust:
Series 2019-A, Class A3, 2.780%,
09/15/2023 (Callable 01/15/2023)	88,070	88,068
Series 2019-A, Class A4, 2.850%,
08/15/2024 (Callable 01/15/2023)	11,728,000	11,731,971
Series 2018-2, Class A, 3.470%,
01/15/2030 (Callable 07/15/2023)(2)	9,721,000	9,690,018

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Ford Credit Floorplan Master Owner Trust:
Series 2019-3, Class A1,
2.230%, 09/15/2024	$32,122,000	$32,119,405
Series 2017-3, Class A,
2.480%, 09/15/2024	13,167,000	13,166,756
Series 2018-2, Class A,
3.170%, 03/15/2025	13,900,000	13,879,489
Harley-Davidson Motorcycle Trust,
Series 2021-B, Class A2, 0.240%,
12/15/2024 (Callable 07/15/2024)	4,470,052	4,440,950
Honda Auto Receivables Owner Trust,
Series 2021-3, Class A2,
0.200%, 02/20/2024	12,418,965	12,304,088
HPEFS Equipment Trust:
Series 2021-2A, Class A2, 0.300%,
09/20/2028 (Callable 06/20/2024)(2)	12,842,294	12,732,803
Series 2021-1A, Class A2, 0.270%,
03/20/2031 (Callable 02/20/2024)(2)	10,659,854	10,605,654
Hyundai Auto Lease Securitization Trust,
Series 2022-A, Class A2,
0.810%, 04/15/2024(2)	18,149,580	17,818,989
Kubota Credit Owner Trust:
Series 2021-1A, Class A2,
0.310%, 04/15/2024(2)	22,438,081	22,155,202
Series 2021-2A, Class A2,
0.260%, 06/17/2024(2)	18,164,275	17,845,850
Marlette Funding Trust:
Series 2021-1A, Class A, 0.600%,
06/16/2031 (Callable 12/15/2024)(2)	1,555,868	1,553,024
Series 2021-2A, Class A, 0.510%,
09/15/2031 (Callable 04/15/2025)(2)	7,280,355	7,209,947
Series 2021-3A, Class A, 0.650%,
12/15/2031 (Callable 11/15/2025)(2)	13,312,192	13,038,533
Mercedes-Benz Auto Receivables Trust,
Series 2019-1, Class A3, 1.940%,
03/15/2024 (Callable 05/15/2023)	1,946,421	1,943,588
MMAF Equipment Finance LLC:
Series 2020-A, Class A2,
0.740%, 04/09/2024(2)	4,884,359	4,822,549
Series 2016-AA, Class A5, 2.210%,
12/15/2032 (Callable 03/15/2024)(2)	8,736,143	8,667,602
NextGear Floorplan Master Owner Trust:
Series 2019-2A, Class A2,
2.070%, 10/15/2024(2)	28,124,000	28,051,620
Series 2020-1A, Class A2,
1.550%, 02/15/2025(2)	18,472,000	18,184,993
Nissan Auto Receivables Owner Trust,
Series 2019-A, Class A3, 2.900%,
10/16/2023 (Callable 03/15/2023)	1,763,219	1,764,937
PFS Financing Corp.:
Series 2020-F, Class A,
0.930%, 08/15/2024(2)	62,857,000	62,732,260
Series 2019-C, Class A,
2.230%, 10/15/2024(2)	19,323,000	19,249,012
Series 2020-A, Class A,
1.270%, 06/15/2025(2)	14,920,000	14,500,262
Santander Bank Auto Credit,
Series 2022-A, Class B, 5.281%,
05/17/2032 (Callable 04/15/2025)(2)	15,765,245	15,587,129
Santander Bank NA,
Series 2021-1A, Class B, 1.833%,
12/15/2031 (Callable 02/15/2025)(2)	17,565,817	17,071,068
Santander Consumer Auto Receivables Trust,
Series 2020-AA, Class A, 1.370%,
10/15/2024 (Callable 01/15/2024)(2)	3,663,159	3,656,117
Santander Retail Auto Lease Trust:
Series 2020-A, Class A3, 1.740%,
07/20/2023 (Callable 03/20/2023)(2)	13,109,932	13,107,117
Series 2019-C, Class A4, 1.930%,
11/20/2023 (Callable 10/20/2022)(2)	1,738,054	1,737,443
Series 2021-A, Class A2,
0.320%, 02/20/2024(2)	25,780,348	25,545,389
Series 2022-A, Class A2, 0.970%,
03/20/2025 (Callable 11/20/2024)(2)	14,929,236	14,595,241
Synchrony Credit Card Master Note Trust,
Series 2017-2, Class A,
2.620%, 10/15/2025	2,800,000	2,801,519
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%,
11/25/2058 (Callable 11/25/2024)(2)(4)	1,427,443	1,409,742
Series 2020-MH1, Class A1, 2.250%,
02/25/2060 (Callable 08/25/2022)(2)(4)	16,270,763	15,414,091
Verizon Owner Trust:
Series 2019-A, Class A1A, 2.930%,
09/20/2023 (Callable 07/20/2022)	177,575	177,697
Series 2020-B, Class A, 0.470%,
02/20/2025 (Callable 10/20/2023)	21,235,000	20,900,797
Wheels SPV 2 LLC:
Series 2019-1A, Class A3, 2.350%,
05/22/2028 (Callable 12/20/2022)(2)	23,203,852	23,136,877
Series 2019-1A, Class A4, 2.520%,
05/22/2028 (Callable 12/20/2022)(2)	7,375,000	7,281,874
Series 2020-1A, Class A2, 0.510%,
08/20/2029 (Callable 02/20/2024)(2)	9,952,941	9,833,166
World Financial Network
Credit Card Master Trust,
Series 2019-C, Class A,
2.210%, 07/15/2026	44,110,000	44,106,224
World Omni Auto Receivables Trust,
Series 2019-C, Class A3, 1.960%,
12/15/2024 (Callable 07/15/2023)	7,414,180	7,389,753
Total Asset Backed Securities
(Cost $830,949,828)		820,746,522	15.3%
Total Long-Term Investments
(Cost $5,218,190,460)		5,168,122,101	96.1%
Short-Term Investments
Commercial Paper
Catholic Health Initiatives,
2.84%(6), 07/13/2022	23,000,000	22,976,429
Health Care Facilities and Services,
2.00%, 08/11/2022	25,726,000	25,712,866
Enel Finance America LLC,
2.37%(6), 09/06/2022	19,125,000	19,039,456
Total Commercial Paper
(Cost $67,819,020)		67,728,751	1.2%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Short-Term Investments (cont.)

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 1.31%(5)	134,016,356	$134,016,356
Total Money Market Mutual Fund
(Cost $134,016,356)		134,016,356	2.5%
Total Short-Term Investments
(Cost $201,835,376)		201,745,107	3.7%
Total Investments
(Cost $5,420,025,836)		5,369,867,208	99.8%
Other Assets in Excess of Liabilities		9,047,724	0.2%
TOTAL NET ASSETS		$5,378,914,932	100.0%
Notes to Schedule of Investments
CMT – Constant Maturity Treasury
ETM – Escrowed to Maturity
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2022, the value of these securities totaled $1,343,280,484, which represented 24.97% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2022.
(5)	Seven-day yield.
(6)	Effective yield as of June 30, 2022.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$1,007,214,113	$—	$1,007,214,113
Corporate Bonds	—	2,990,125,159	—	2,990,125,159
Municipal Bonds	—	107,712,250	—	107,712,250
Residential Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	90,095,881	—	90,095,881
Commercial Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	152,228,176	—	152,228,176
Asset Backed Securities	—	820,746,522	—	820,746,522
Total Long-Term Investments	—	5,168,122,101	—	5,168,122,101
Short-Term Investments
Commercial Paper	—	67,728,751	—	67,728,751
Money Market Mutual Fund	134,016,356	—	—	134,016,356
Total Short-Term Investments	134,016,356	67,728,751	—	201,745,107
Total Investments	$134,016,356	$5,235,850,852	$—	$5,369,867,208

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
June 30, 2022 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$9,954,472,991

	SEC 30-Day Yield(3)
	Institutional Class	3.18%
	Investor Class	2.93%

	Average Effective Duration	1.91 years

	Average Effective Maturity	2.05 years

	Annualized Expense Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio Turnover Rate	33%	(6)

	Number of Holdings	521
Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2022.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2022.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Short-Term Bond Fund
June 30, 2022 (Unaudited)

Total Returns

			Average Annual
					Since	Since
	Six	One	Five	Ten	Inception	Inception
For the Periods Ended June 30, 2022	Months	Year	Years	Years	(8/31/04)	(9/19/12)
Institutional Class Shares	-3.55%	-4.03%	1.32%	1.57%	2.41%	N/A
Investor Class Shares	-3.67%	-4.26%	1.07%	N/A	N/A	1.23%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index(1)	-3.11%	-3.56%	1.07%	1.01%	2.05%	0.98%

(1)
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s invasion of Ukraine, the sanctions imposed against Russia by certain countries and Russia’s countermeasures against those countries, has resulted in increased market volatility and may have a significant negative impact on the global economy. The ongoing coronavirus (COVID-19) pandemic and measures taken to limit its spread present a continued risk to global growth and asset prices. The performance of the Fund may be affected by changes in interest rates – generally, when interest rates rise, the market value of the bonds in which the Fund invests declines and when interest rates decline, the market value rises. The Federal Reserve has begun to rapidly raise interest rates in an attempt to control inflation not seen in 40 years, both of which pose a risk to the U.S. economy. The Federal Reserve may not be able to successfully control inflation without causing a recession or without negatively impacting asset prices and increasing market volatility. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
2.750%, 11/15/2023	$643,825,000	$641,888,497
0.375%, 07/15/2024	1,141,325,000	1,082,564,590
0.250%, 05/31/2025	1,137,750,000	1,049,885,481
2.875%, 06/15/2025	265,000,000	264,213,215
Total U.S. Treasury Securities
(Cost $3,123,608,616)		3,038,551,783	30.5%
Other Government Related Securities
Harvest Operations Corp.,
1.000%, 04/26/2024
(Callable 08/02/2022)(1)(2)	25,000,000	23,807,725
Korea East-West Power Co. Ltd.,
3.600%, 05/06/2025(1)(2)	5,875,000	5,813,119
NBN Co. Ltd.,
0.875%, 10/08/2024
(Callable 09/08/2024)(1)(2)	36,000,000	33,607,296
Total Other Government Related Securities
(Cost $66,702,224)		63,228,140	0.6%
Corporate Bonds
Industrials
7-Eleven, Inc.,
0.800%, 02/10/2024
(Callable 08/01/2022)(1)(2)	20,000,000	18,949,020
AbbVie, Inc.,
3.850%, 06/15/2024
(Callable 03/15/2024)	13,187,000	13,175,869
Aker BP ASA,
3.000%, 01/15/2025
(Callable 12/15/2024)(1)(2)	8,950,000	8,643,347
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024
(Callable 08/01/2024)	20,250,000	19,754,893
AmerisourceBergen Corp.,
0.737%, 03/15/2023
(Callable 08/01/2022)	10,232,000	10,034,364
Anglo American Capital PLC:
4.125%, 09/27/2022(1)(2)	2,775,000	2,775,468
5.375%, 04/01/2025
(Callable 03/01/2025)(1)(2)	13,250,000	13,583,357
4.875%, 05/14/2025(1)(2)	956,000	962,452
ANR Pipeline Co.,
7.375%, 02/15/2024(1)	13,000,000	13,659,888
ArcelorMittal:
6.125%, 06/01/2025(1)	1,413,000	1,454,135
4.550%, 03/11/2026(1)	4,000,000	3,942,069
AT&T, Inc.,
0.900%, 03/25/2024
(Callable 07/11/2022)	26,000,000	24,789,959
Bayer US Finance II LLC,
5.500%, 08/15/2025(1)(2)	4,000,000	4,014,626
Becton Dickinson and Co.,
3.363%, 06/06/2024
(Callable 04/06/2024)	3,118,000	3,085,795
Bell Canada, Inc.,
0.750%, 03/17/2024(1)	40,325,000	38,401,790
Berry Global, Inc.,
0.950%, 02/15/2024
(Callable 01/15/2024)	20,000,000	18,944,127
BMW US Capital LLC,
0.800%, 04/01/2024(1)(2)	18,100,000	17,247,483
Boardwalk Pipelines LP,
4.950%, 12/15/2024
(Callable 09/15/2024)	40,966,000	41,246,788
Boeing Co.:
1.950%, 02/01/2024	10,000,000	9,677,004
1.433%, 02/04/2024
(Callable 07/11/2022)	35,325,000	33,743,474
BorgWarner, Inc.,
5.000%, 10/01/2025(2)	9,946,000	10,032,271
Brambles USA, Inc.,
4.125%, 10/23/2025
(Callable 07/25/2025)(1)(2)	30,041,000	29,775,738
Broadcom, Inc.:
3.625%, 01/15/2024
(Callable 11/15/2023)	11,225,000	11,213,389
3.150%, 11/15/2025
(Callable 10/15/2025)	5,000,000	4,815,144
Brunswick Corp.,
0.850%, 08/18/2024
(Callable 08/18/2022)	10,000,000	9,241,313
Bunge Limited Finance Corp.,
1.630%, 08/17/2025
(Callable 07/17/2025)	5,006,000	4,611,579
Cadence Design Systems, Inc.,
4.375%, 10/15/2024
(Callable 07/15/2024)	4,103,000	4,139,044
Canadian Natural Resources Ltd.,
2.950%, 01/15/2023
(Callable 12/15/2022)(1)	6,500,000	6,476,416
Carlisle Companies, Inc.,
3.750%, 11/15/2022
(Callable 08/15/2022)	2,230,000	2,230,720
CDW LLC / CDW Finance Corp.,
5.500%, 12/01/2024
(Callable 06/01/2024)	2,958,000	2,969,107
Celanese US Holdings LLC:
4.625%, 11/15/2022	3,395,000	3,416,352
3.500%, 05/08/2024
(Callable 04/08/2024)	4,450,000	4,396,097
Charter Communications Operating LLC,
4.908%, 07/23/2025
(Callable 04/23/2025)	13,000,000	13,030,160
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024
(Callable 01/01/2024)	18,650,000	19,325,150
5.875%, 03/31/2025
(Callable 10/02/2024)	6,595,000	6,752,416
Chevron Phillips Chemical Co. LLC /
Chevron Phillips Chemical Co. LP,
3.300%, 05/01/2023
(Callable 04/01/2023)(2)	1,930,000	1,925,873
Choice Hotels International, Inc.,
5.750%, 07/01/2022	4,495,000	4,495,000
Cigna Corp.,
3.750%, 07/15/2023
(Callable 06/15/2023)	1,414,000	1,417,071
CNH Industrial Capital LLC:
4.200%, 01/15/2024(1)	13,300,000	13,308,882
3.950%, 05/23/2025(1)	10,000,000	9,894,168
CNH Industrial NV,
4.500%, 08/15/2023(1)	15,515,000	15,645,061
Coca-Cola Europacific Partners PLC,
0.800%, 05/03/2024(1)(2)	5,050,000	4,773,105
CommonSpirit Health:
2.950%, 11/01/2022	6,349,000	6,351,179
4.200%, 08/01/2023	4,210,000	4,252,635

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
CVS Pass-Through Trust:
5.880%, 01/10/2028	$5,467,963	$5,753,065
6.036%, 12/10/2028	11,462,115	11,763,975
Daimler Finance North America LLC:
0.750%, 03/01/2024(1)(2)	16,250,000	15,436,650
1.625%, 12/13/2024(1)(2)	25,000,000	23,506,306
Dell International LLC / EMC Corp.:
5.450%, 06/15/2023
(Callable 04/15/2023)	5,282,000	5,335,368
4.000%, 07/15/2024
(Callable 06/15/2024)	15,643,000	15,588,197
Devon Energy Corp.,
5.250%, 09/15/2024
(Callable 06/15/2024)	6,010,000	6,131,029
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023
(Callable 02/04/2023)	35,000,000	34,786,719
Element Fleet Management Corp.:
1.600%, 04/06/2024
(Callable 03/06/2024)(1)(2)	39,475,000	37,591,404
3.850%, 06/15/2025
(Callable 05/15/2025)(1)(2)	13,022,000	12,790,485
Embotelladora Andina SA,
5.000%, 10/01/2023(1)(2)	12,389,000	12,450,945
Energy Transfer LP:
4.250%, 03/15/2023
(Callable 12/15/2022)	15,933,000	15,924,772
4.250%, 04/01/2024
(Callable 01/01/2024)	1,276,000	1,275,978
Energy Transfer Partners LP,
4.050%, 03/15/2025
(Callable 12/15/2024)	16,781,000	16,528,210
Eni SpA,
4.000%, 09/12/2023(1)(2)	3,187,000	3,171,362
Equifax, Inc.,
3.950%, 06/15/2023
(Callable 05/15/2023)	12,294,000	12,280,525
Fiserv, Inc.,
3.500%, 10/01/2022
(Callable 07/01/2022)	6,350,000	6,350,000
Flex Ltd.:
5.000%, 02/15/2023	2,350,000	2,367,658
4.750%, 06/15/2025
(Callable 03/15/2025)	18,999,000	19,140,297
3.750%, 02/01/2026
(Callable 01/01/2026)	28,600,000	27,365,644
FMC Corp.,
4.100%, 02/01/2024
(Callable 11/01/2023)	2,425,000	2,428,715
Ford Motor Credit Co. LLC,
2.979%, 08/03/2022
(Callable 07/03/2022)	15,000,000	15,000,000
Fortune Brands Home & Security, Inc.,
4.000%, 09/21/2023
(Callable 08/21/2023)	3,805,000	3,817,432
Freeport-McMoRan, Inc.,
4.550%, 11/14/2024
(Callable 08/14/2024)	3,547,000	3,529,655
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024
(Callable 07/17/2024)(1)(2)	18,720,000	18,737,443
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023
(Callable 10/17/2022)(1)(2)	3,328,000	3,331,101
General Motors Financial Co, Inc.,
3.800%, 04/07/2025	30,000,000	29,247,209
General Motors Financial Co., Inc.:
1.700%, 08/18/2023	12,000,000	11,699,780
5.100%, 01/17/2024
(Callable 12/17/2023)	2,925,000	2,954,088
2.750%, 06/20/2025
(Callable 05/20/2025)	7,302,000	6,851,126
Genpact Luxembourg Sarl,
3.375%, 12/01/2024
(Callable 11/01/2024)	1,184,000	1,161,493
Genuine Parts Co.,
1.750%, 02/01/2025
(Callable 02/01/2023)	15,000,000	14,132,542
Gilead Sciences, Inc.,
0.750%, 09/29/2023
(Callable 07/11/2022)	15,195,000	14,703,453
Glencore Finance (Canada) Ltd.,
4.250%, 10/25/2022(1)(2)	7,555,000	7,549,636
Glencore Funding LLC:
4.125%, 05/30/2023(1)(2)	7,121,000	7,096,717
4.625%, 04/29/2024(1)(2)	7,500,000	7,502,243
4.000%, 04/16/2025(1)(2)	14,043,000	13,869,584
1.625%, 09/01/2025
(Callable 08/01/2025)(1)(2)	20,000,000	18,258,484
Global Payments, Inc.:
3.750%, 06/01/2023
(Callable 03/01/2023)	4,550,000	4,517,212
1.500%, 11/15/2024
(Callable 10/15/2024)	10,000,000	9,387,526
2.650%, 02/15/2025
(Callable 01/15/2025)	40,361,000	38,517,609
Graphic Packaging International LLC,
0.821%, 04/15/2024
(Callable 03/15/2024)(2)	10,000,000	9,407,345
Gray Oak Pipeline LLC:
2.000%, 09/15/2023(2)	7,000,000	6,819,891
2.600%, 10/15/2025
(Callable 09/15/2025)(2)	5,499,000	5,134,352
Grupo Bimbo SAB de CV,
3.875%, 06/27/2024(1)(2)	43,581,000	43,056,285
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025
(Callable 06/15/2025)(2)	8,407,000	8,405,447
HCA, Inc.:
5.000%, 03/15/2024	14,570,000	14,635,633
5.375%, 02/01/2025	10,000,000	9,947,600
5.250%, 04/15/2025	16,815,000	16,841,159
5.375%, 09/01/2026
(Callable 03/01/2026)	4,250,000	4,214,236
HCL America, Inc.,
1.375%, 03/10/2026
(Callable 02/10/2026)(1)(2)	4,350,000	3,914,206
Hewlett Packard Enterprise Co.:
2.250%, 04/01/2023
(Callable 03/01/2023)	23,000,000	22,834,141
4.450%, 10/02/2023
(Callable 09/02/2023)	22,909,000	23,138,154
Huntington Ingalls Industries, Inc.,
3.844%, 05/01/2025
(Callable 04/01/2025)	48,626,000	47,877,670
Hyatt Hotels Corp.,
1.800%, 10/01/2024
(Callable 10/01/2022)	15,000,000	14,178,158
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Hyundai Capital America:
2.850%, 11/01/2022(1)(2)	$6,000,000	$5,984,740
0.800%, 04/03/2023(1)(2)	15,000,000	14,634,684
1.250%, 09/18/2023(1)(2)	15,000,000	14,532,739
1.800%, 10/15/2025
(Callable 09/15/2025)(1)(2)	5,557,000	5,082,331
Illumina, Inc.,
0.550%, 03/23/2023	12,600,000	12,335,028
Infor, Inc.:
1.450%, 07/15/2023
(Callable 06/15/2023)(2)	28,072,000	27,310,444
1.750%, 07/15/2025
(Callable 06/15/2025)(2)	8,145,000	7,533,629
International Flavors & Fragrances, Inc.,
1.230%, 10/01/2025
(Callable 09/01/2025)(2)	22,000,000	19,847,392
Inversiones CMPC SA,
4.375%, 05/15/2023
(Callable 02/15/2023)(1)(2)	2,325,000	2,332,184
Johnson Controls International PLC,
3.625%, 07/02/2024
(Callable 04/02/2024)(7)	1,651,000	1,638,230
Kerry Group Financial
Services Unlimited Co.,
3.200%, 04/09/2023
(Callable 01/09/2023)(1)(2)	36,325,000	36,097,951
Kimberly-Clark de Mexico SAB de CV,
3.250%, 03/12/2025(1)(2)	5,000,000	4,816,650
Kinder Morgan, Inc.,
5.625%, 11/15/2023
(Callable 08/15/2023)(2)	9,060,000	9,224,697
Kinross Gold Corp.,
5.950%, 03/15/2024
(Callable 12/15/2023)(1)	15,680,000	16,050,222
Leggett & Platt, Inc.,
3.400%, 08/15/2022	10,000,000	10,005,534
Leidos, Inc.:
2.950%, 05/15/2023
(Callable 04/15/2023)	27,875,000	27,604,756
3.625%, 05/15/2025
(Callable 04/15/2025)	10,675,000	10,449,442
Lennar Corp.:
4.875%, 12/15/2023
(Callable 09/15/2023)	21,250,000	21,366,762
4.500%, 04/30/2024
(Callable 01/31/2024)	15,892,000	15,855,415
5.875%, 11/15/2024
(Callable 05/15/2024)	11,260,000	11,576,534
Lennox International, Inc.:
3.000%, 11/15/2023
(Callable 09/15/2023)	16,160,000	15,987,873
1.350%, 08/01/2025
(Callable 07/01/2025)	5,000,000	4,580,655
Magallanes, Inc.:
3.638%, 03/15/2025(2)	23,150,000	22,420,994
3.788%, 03/15/2025
(Callable 03/15/2023)(2)	24,000,000	23,263,193
Marriott International, Inc.,
2.125%, 10/03/2022	10,000,000	9,972,099
Microchip Technology, Inc.:
2.670%, 09/01/2023	3,100,000	3,048,350
0.972%, 02/15/2024	48,775,000	46,310,168
Molex Electronic Technologies LLC,
3.900%, 04/15/2025
(Callable 01/15/2025)(2)	1,000,000	985,655
Mondelez International, Inc.,
2.125%, 03/17/2024	10,000,000	9,746,996
MPLX LP,
3.500%, 12/01/2022
(Callable 11/01/2022)	6,403,000	6,399,828
Mylan NV,
3.950%, 06/15/2026
(Callable 03/15/2026)	16,477,000	15,522,862
Mylan, Inc.,
3.125%, 01/15/2023(2)	32,660,000	32,461,399
National Fuel Gas Co.,
5.200%, 07/15/2025
(Callable 04/15/2025)	18,825,000	19,057,789
Newell Brands, Inc.,
4.100%, 04/01/2023
(Callable 02/01/2023)	33,713,000	33,418,011
Nissan Motor Acceptance Co. LLC,
1.125%, 09/16/2024(1)(2)	12,000,000	11,028,645
Nissan Motor Acceptance Corp.,
3.450%, 03/15/2023(1)(2)	1,585,000	1,576,127
Nissan Motor Co. Ltd.:
3.043%, 09/15/2023(1)(2)	10,000,000	9,831,086
3.522%, 09/17/2025
(Callable 08/17/2025)(1)(2)	5,291,000	5,005,962
Nutrien Ltd.:
3.150%, 10/01/2022
(Callable 08/02/2022)(1)	1,000,000	1,000,636
1.900%, 05/13/2023(1)	19,400,000	19,089,550
Oracle Corp.,
2.950%, 05/15/2025
(Callable 02/15/2025)	5,554,000	5,316,284
Panasonic Corp.,
2.536%, 07/19/2022(1)(2)	15,000,000	14,998,497
Penske Truck Leasing Co.:
4.250%, 01/17/2023(2)	10,000,000	10,032,173
2.700%, 03/14/2023
(Callable 02/14/2023)(2)	1,500,000	1,495,611
4.125%, 08/01/2023
(Callable 07/01/2023)(2)	1,350,000	1,355,016
4.000%, 07/15/2025
(Callable 06/15/2025)(2)	8,000,000	7,875,112
Perrigo Finance Unlimited Co.,
3.900%, 12/15/2024
(Callable 09/15/2024)	45,957,000	43,027,241
Phillips 66 Co.,
3.700%, 04/06/2023	9,800,000	9,799,269
POSCO:
2.375%, 01/17/2023(1)(2)	35,000,000	34,808,550
4.000%, 08/01/2023(1)(2)	5,000,000	5,026,050
PVH Corp.,
4.625%, 07/10/2025
(Callable 06/10/2025)	9,171,000	9,084,179
Quanta Services, Inc.,
0.950%, 10/01/2024
(Callable 10/01/2022)	18,200,000	16,832,344
Regency Energy Partners LP /
Regency Energy Finance Corp.:
5.000%, 10/01/2022
(Callable 08/01/2022)	1,430,000	1,431,949
4.500%, 11/01/2023
(Callable 08/01/2023)	13,121,000	13,186,576
Reliance Industries Ltd.,
4.125%, 01/28/2025(1)(2)	8,778,000	8,771,163

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Renesas Electronics Corp.,
1.543%, 11/26/2024
(Callable 10/26/2024)(1)(2)	$30,000,000	$28,005,900
Rogers Communications, Inc.,
2.950%, 03/15/2025
(Callable 03/15/2023)(1)(2)	28,650,000	27,676,602
Royalty Pharma PLC:
0.750%, 09/02/2023	15,000,000	14,443,969
1.200%, 09/02/2025
(Callable 08/02/2025)	1,000,000	891,478
RPM International, Inc.,
3.450%, 11/15/2022
(Callable 08/15/2022)	2,508,000	2,509,030
Sabine Pass Liquefaction LLC:
5.625%, 04/15/2023
(Callable 01/15/2023)	15,800,000	15,949,835
5.750%, 05/15/2024
(Callable 02/15/2024)	6,463,000	6,591,224
Seagate HDD Cayman:
4.750%, 06/01/2023	12,400,000	12,276,000
4.875%, 03/01/2024
(Callable 01/01/2024)	2,500,000	2,467,121
Shire Acquisitions
Investments Ireland DAC,
2.875%, 09/23/2023
(Callable 07/23/2023)(1)	853,000	843,454
SK Hynix, Inc.,
1.000%, 01/19/2024(1)(2)	37,010,000	35,332,707
Skyworks Solutions, Inc.,
0.900%, 06/01/2023
(Callable 07/18/2022)	5,000,000	4,832,561
Smurfit Kappa Treasury Funding DAC,
7.500%, 11/20/2025(1)	5,852,000	6,382,942
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023(1)(2)	3,000,000	2,992,500
Solvay Finance America LLC,
4.450%, 12/03/2025
(Callable 09/03/2025)(1)(2)	32,111,000	31,978,988
Southern Copper Corp.,
3.875%, 04/23/2025(1)	15,534,000	15,332,058
Spirit AeroSystems, Inc.,
3.950%, 06/15/2023
(Callable 05/15/2023)	3,515,000	3,295,313
SSM Health Care Corp.,
3.688%, 06/01/2023
(Callable 03/01/2023)	16,500,000	16,516,848
Steel Dynamics, Inc.,
2.800%, 12/15/2024
(Callable 11/15/2024)	21,338,000	20,825,280
SYNNEX Corp.,
1.250%, 08/09/2024
(Callable 08/09/2022)(2)	35,000,000	32,665,539
TC PipeLines LP,
4.375%, 03/13/2025
(Callable 12/13/2024)(1)	31,166,000	31,330,602
Thermo Fisher Scientific, Inc.,
1.215%, 10/18/2024
(Callable 10/18/2022)	25,000,000	23,684,690
Timken Co.,
3.875%, 09/01/2024
(Callable 06/01/2024)	33,952,000	33,674,703
T-Mobile USA, Inc.,
2.625%, 04/15/2026
(Callable 04/15/2023)	6,000,000	5,445,000
Toll Road Investors Partnership II LP,
0.000%, 02/15/2024
(Insured by NATL)(1)(2)	19,590,000	17,946,067
Triton Container International Ltd.:
0.800%, 08/01/2023(1)(2)	30,000,000	28,427,400
1.150%, 06/07/2024
(Callable 05/07/2024)(1)(2)	22,930,000	21,466,707
VICI Properties LP,
4.375%, 05/15/2025	10,000,000	9,766,791
Viterra Finance BV,
2.000%, 04/21/2026
(Callable 03/21/2026)(1)(2)	22,350,000	19,770,287
VMware, Inc.:
0.600%, 08/15/2023	5,050,000	4,880,663
1.000%, 08/15/2024
(Callable 08/15/2022)	15,000,000	14,031,550
Volkswagen Group of
America Finance LLC:
3.125%, 05/12/2023(1)(2)	7,000,000	6,949,876
0.875%, 11/22/2023(1)(2)	10,000,000	9,581,633
3.950%, 06/06/2025(1)(2)	10,800,000	10,598,062
Vontier Corp.,
1.800%, 04/01/2026
(Callable 03/01/2026)	1,986,000	1,732,725
Wabtec Corp.,
4.400%, 03/15/2024
(Callable 02/15/2024)	20,900,000	20,935,713
Walgreens Boots Alliance, Inc.,
0.950%, 11/17/2023
(Callable 08/01/2022)	20,000,000	19,343,645
Western Digital Corp.,
4.750%, 02/15/2026
(Callable 11/15/2025)	52,570,000	50,157,563
Western Midstream Operating LP,
3.600%, 02/01/2025
(Callable 01/01/2025)	1,692,000	1,558,755
Westinghouse Air Brake
Technologies Corp.,
3.200%, 06/15/2025
(Callable 05/15/2025)	30,724,000	29,294,400
Westlake Chemical Corp.,
0.875%, 08/15/2024
(Callable 08/15/2022)	6,000,000	5,726,402
Williams Companies, Inc.:
3.700%, 01/15/2023
(Callable 10/15/2022)	12,537,000	12,557,079
4.300%, 03/04/2024
(Callable 12/04/2023)	19,450,000	19,534,153
3.900%, 01/15/2025
(Callable 10/15/2024)	14,364,000	14,190,013
Woodside Finance Ltd.,
3.650%, 03/05/2025
(Callable 12/05/2024)(1)(2)	39,550,000	38,858,567
Total Industrials
(Cost $2,852,238,455)		2,724,089,343	27.4%
Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023
(Callable 02/01/2023)(1)(2)	9,979,000	9,976,957
Black Hills Corp.,
1.037%, 08/23/2024
(Callable 07/18/2022)	35,275,000	32,980,550

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Dominion Energy, Inc.,
2.450%, 01/15/2023(2)	$30,000,000	$29,816,817
EDP Finance BV,
3.625%, 07/15/2024(1)(2)	40,833,000	40,503,121
Enel Finance International NV,
4.250%, 06/15/2025(1)(2)	25,000,000	24,732,561
Entergy Louisiana LLC,
0.950%, 10/01/2024
(Callable 10/01/2022)	33,550,000	31,505,622
ITC Holdings Corp.,
4.050%, 07/01/2023
(Callable 04/01/2023)(1)	8,000,000	8,040,869
Jersey Central Power & Light Co.,
4.700%, 04/01/2024
(Callable 01/01/2024)(2)	3,000,000	3,018,314
NextEra Energy Capital Holdings, Inc.:
0.650%, 03/01/2023	27,325,000	26,855,792
4.450%, 06/20/2025	7,000,000	7,048,420
Puget Energy, Inc.,
3.650%, 05/15/2025
(Callable 02/15/2025)	13,944,000	13,651,155
Transelec SA:
4.625%, 07/26/2023(1)(2)	9,800,000	9,800,000
4.250%, 01/14/2025
(Callable 10/14/2024)(1)(2)	5,000,000	4,881,250
Total Utilities
(Cost $252,376,134)		242,811,428	2.4%
Financials
ABN AMRO Bank NV,
4.750%, 07/28/2025(1)(2)	34,188,000	34,023,282
AerCap Holdings NV:
3.300%, 01/23/2023
(Callable 12/23/2022)(1)	8,000,000	7,968,161
1.650%, 10/29/2024
(Callable 09/29/2024)(1)	23,675,000	21,859,881
4.450%, 10/01/2025
(Callable 08/01/2025)(1)	18,937,000	18,300,442
Aetna, Inc.,
2.800%, 06/15/2023
(Callable 04/15/2023)	2,000,000	1,975,191
AIB Group PLC:
4.750%, 10/12/2023(1)(2)	7,397,000	7,402,239
4.263%, 04/10/2025
(3 Month LIBOR USD + 1.874%)
(Callable 04/10/2024)(1)(2)(3)	43,531,000	42,689,637
Air Lease Corp.:
2.625%, 07/01/2022	1,609,000	1,609,000
2.750%, 01/15/2023
(Callable 12/15/2022)	21,150,000	20,999,408
Ally Financial, Inc.:
1.450%, 10/02/2023
(Callable 09/02/2023)	27,100,000	26,195,393
5.125%, 09/30/2024	5,000,000	5,048,512
Assurant, Inc.,
4.200%, 09/27/2023
(Callable 08/27/2023)	3,073,000	3,094,142
Australia & New Zealand
Banking Group Ltd.,
4.500%, 03/19/2024(1)(2)	18,269,000	18,290,283
Banco Bilbao Vizcaya Argentaria SA,
0.875%, 09/18/2023(1)	27,000,000	26,043,600
Banco Santander SA:
3.892%, 05/24/2024(1)	16,200,000	16,115,126
2.746%, 05/28/2025(1)	15,423,000	14,603,923
Bank of America Corp.:
2.816%, 07/21/2023
(3 Month LIBOR USD + 0.930%)
(Callable 07/21/2022)(3)	10,000,000	9,996,833
3.550%, 03/05/2024
(3 Month LIBOR USD + 0.780%)
(Callable 03/05/2023)(3)	5,000,000	4,983,940
3.864%, 07/23/2024
(3 Month LIBOR USD + 0.940%)
(Callable 07/23/2023)(3)	5,275,000	5,251,835
0.976%, 04/22/2025 (SOFR + 0.690%)
(Callable 04/22/2024)(3)	45,000,000	42,325,671
1.530%, 12/06/2025 (SOFR + 0.650%)
(Callable 12/06/2024)(3)	30,000,000	27,913,357
3.384%, 04/02/2026 (SOFR + 1.330%)
(Callable 04/02/2025)(3)	25,000,000	24,232,610
Bank of Ireland Group PLC,
4.500%, 11/25/2023(1)(2)	2,589,000	2,582,781
Bank of Montreal,
1.500%, 01/10/2025(1)	55,000,000	51,904,623
Bank of Nova Scotia,
2.440%, 03/11/2024(1)	23,600,000	23,100,728
Banque Federative du Credit Mutuel SA,
2.125%, 11/21/2022(1)(2)	9,000,000	8,966,753
Barclays PLC:
3.650%, 03/16/2025(1)	8,400,000	8,214,326
3.932%, 05/07/2025
(3 Month LIBOR USD + 1.610%)
(Callable 05/07/2024)(1)(3)	7,250,000	7,131,911
2.852%, 05/07/2026 (SOFR + 2.714%)
(Callable 05/07/2025)(1)(3)	27,787,000	26,239,149
BNP Paribas SA:
3.500%, 03/01/2023(1)(2)	10,794,000	10,766,155
4.705%, 01/10/2025
(3 Month LIBOR USD + 2.235%)
(Callable 01/10/2024)(1)(2)(3)	11,390,000	11,384,043
4.375%, 09/28/2025(1)(2)	2,500,000	2,461,296
2.819%, 11/19/2025
(3 Month LIBOR USD + 1.111%)
(Callable 11/19/2024)(1)(2)(3)	26,502,000	25,316,738
BNZ International Funding Ltd.,
3.375%, 03/01/2023(1)(2)	11,105,000	11,108,974
BPCE SA:
5.700%, 10/22/2023(1)(2)	17,793,000	18,052,960
4.625%, 07/11/2024(1)(2)	5,294,000	5,262,956
5.150%, 07/21/2024(1)(2)	17,675,000	17,670,345
4.500%, 03/15/2025(1)(2)	6,970,000	6,852,983
Brown & Brown, Inc.,
4.200%, 09/15/2024
(Callable 06/15/2024)	1,000,000	996,549
Canadian Imperial Bank of Commerce,
2.606%, 07/22/2023
(3 Month LIBOR USD + 0.785%)
(Callable 07/22/2022)(1)(3)	36,050,000	36,032,532
Cantor Fitzgerald LP,
4.875%, 05/01/2024
(Callable 04/01/2024)(2)	9,600,000	9,641,577
Capital One Financial Corp.:
4.166%, 05/09/2025 (SOFR + 1.370%)
(Callable 05/09/2024)(3)	10,000,000	9,853,558
2.636%, 03/03/2026 (SOFR + 1.290%)
(Callable 03/03/2025)(3)	10,000,000	9,441,704
Capital One NA,
3.375%, 02/15/2023	34,182,000	34,153,681

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
CIT Bank NA,
2.969%, 09/27/2025 (SOFR + 1.715%)
(Callable 09/27/2024)(3)	$2,340,000	$2,254,071
Citigroup, Inc.:
1.678%, 05/15/2024 (SOFR + 1.667%)
(Callable 05/15/2023)(3)	25,000,000	24,496,956
0.981%, 05/01/2025 (SOFR + 0.669%)
(Callable 05/01/2024)(3)	15,000,000	14,052,436
4.140%, 05/24/2025 (SOFR + 1.372%)
(Callable 05/24/2024)(3)	10,000,000	9,959,147
1.281%, 11/03/2025 (SOFR + 0.528%)
(Callable 11/03/2024)(3)	15,000,000	13,927,185
3.290%, 03/17/2026 (SOFR + 1.528%)
(Callable 03/17/2025)(3)	17,700,000	17,112,171
CNO Global Funding,
1.650%, 01/06/2025(2)	15,000,000	14,148,156
Credit Agricole SA:
3.750%, 04/24/2023(1)(2)	3,380,000	3,376,958
4.375%, 03/17/2025(1)(2)	20,341,000	19,996,423
Credit Suisse Group AG:
2.997%, 12/14/2023
(3 Month LIBOR USD + 1.200%)
(Callable 12/14/2022)(1)(2)(3)	29,400,000	29,203,856
2.593%, 09/11/2025 (SOFR + 1.560%)
(Callable 09/11/2024)(1)(2)(3)	12,000,000	11,289,899
2.193%, 06/05/2026 (SOFR + 2.044%)
(Callable 06/05/2025)(1)(2)(3)	5,000,000	4,531,727
Credit Suisse Group
Funding Guernsey Ltd.,
3.800%, 09/15/2022(1)	4,650,000	4,653,718
Danske Bank A/S:
3.875%, 09/12/2023(1)(2)	8,500,000	8,463,124
1.171%, 12/08/2023
(1 Year CMT Rate + 1.030%)
(Callable 12/08/2022)(1)(2)(3)	26,375,000	26,023,139
3.244%, 12/20/2025
(3 Month LIBOR USD + 1.591%)
(Callable 12/20/2024)(1)(2)(3)	6,743,000	6,425,835
1.621%, 09/11/2026
(1 Year CMT Rate + 1.350%)
(Callable 09/11/2025)(1)(2)(3)	15,000,000	13,424,462
Deutsche Bank AG:
2.222%, 09/18/2024 (SOFR + 2.159%)
(Callable 09/18/2023)(1)(3)	17,000,000	16,389,798
1.447%, 04/01/2025 (SOFR + 1.131%)
(Callable 04/01/2024)(1)(3)	14,500,000	13,549,616
4.162%, 05/13/2025(1)	7,000,000	6,936,457
3.961%, 11/26/2025 (SOFR + 2.581%)
(Callable 11/26/2024)(1)(3)	12,200,000	11,785,836
Discover Bank:
3.350%, 02/06/2023
(Callable 01/06/2023)	7,964,000	7,964,291
4.200%, 08/08/2023	17,405,000	17,465,029
Discover Financial Services:
3.750%, 03/04/2025
(Callable 12/04/2024)	13,305,000	13,075,935
4.500%, 01/30/2026
(Callable 11/30/2025)	9,500,000	9,308,360
F.N.B. Corporation,
2.200%, 02/24/2023
(Callable 01/24/2023)	19,492,000	19,273,190
Fifth Third Bancorp,
1.625%, 05/05/2023
(Callable 04/05/2023)	15,000,000	14,774,660
First Horizon National Corp.,
3.550%, 05/26/2023
(Callable 04/26/2023)	30,000,000	29,884,294
GATX Corp.,
4.350%, 02/15/2024
(Callable 01/15/2024)	2,650,000	2,655,901
Goldman Sachs Group, Inc.:
2.905%, 07/24/2023
(3 Month LIBOR USD + 0.990%)
(Callable 07/24/2022)(3)	14,200,000	14,195,681
0.673%, 03/08/2024 (SOFR + 0.572%)
(Callable 03/08/2023)(3)	21,800,000	21,297,841
1.757%, 01/24/2025 (SOFR + 0.730%)
(Callable 01/24/2024)(3)	8,250,000	7,930,807
Health Care Service Corp.
A Mutual Legal Reserve Co.,
1.500%, 06/01/2025
(Callable 05/01/2025)(2)	6,465,000	5,979,540
HSBC Holdings PLC:
0.732%, 08/17/2024 (SOFR + 0.534%)
(Callable 08/17/2023)(1)(3)	15,000,000	14,380,501
3.803%, 03/11/2025
(3 Month LIBOR USD + 1.211%)
(Callable 03/11/2024)(1)(3)	28,200,000	27,805,140
0.976%, 05/24/2025 (SOFR + 0.708%)
(Callable 05/24/2024)(1)(3)	9,000,000	8,391,835
2.999%, 03/10/2026 (SOFR + 1.430%)
(Callable 03/10/2025)(1)(3)	7,000,000	6,662,880
ING Groep NV,
3.869%, 03/28/2026 (SOFR + 1.640%)
(Callable 03/28/2025)(1)(3)	24,000,000	23,517,979
Jackson Financial, Inc.,
1.125%, 11/22/2023(2)	15,000,000	14,415,693
Jackson National Life Global Funding,
1.750%, 01/12/2025(2)	21,850,000	20,605,945
JPMorgan Chase & Co.:
3.845%, 06/07/2025 (SOFR + 0.980%)
(Callable 06/14/2024)(3)	15,000,000	14,852,158
4.080%, 04/26/2026 (SOFR + 1.320%)
(Callable 04/26/2025)(3)	20,000,000	19,750,538
1.045%, 11/19/2026 (SOFR + 0.800%)
(Callable 11/19/2025)(3)	4,300,000	3,822,481
KeyCorp,
3.878%, 05/23/2025 (SOFR + 1.250%)
(Callable 05/23/2024)(3)	7,000,000	6,948,178
Kimco Realty Corp.,
3.850%, 06/01/2025
(Callable 03/01/2025)	3,950,000	3,891,824
LeasePlan Corp. NV,
2.875%, 10/24/2024(1)(2)	45,018,000	43,106,373
Liberty Mutual Insurance Co.,
8.500%, 05/15/2025(2)	2,093,000	2,286,373
Lloyds Bank PLC:
2.907%, 11/07/2023
(3 Month LIBOR USD + 0.810%)
(Callable 11/07/2022)(1)(3)	21,704,000	21,628,651
0.695%, 05/11/2024
(1 Year CMT Rate + 0.550%)
(Callable 05/11/2023)(1)(3)	9,400,000	9,124,807
3.511%, 03/18/2026
(1 Year CMT Rate + 1.600%)
(Callable 03/18/2025)(1)(3)	15,000,000	14,603,351

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
M&T Bank Corp.:
3.650%, 12/06/2022
(Callable 09/06/2022)	$6,329,000	$6,336,447
4.000%, 07/15/2024
(Callable 04/16/2024)	14,505,000	14,424,718
Macquarie Bank Ltd.,
4.875%, 06/10/2025(1)(2)	16,375,000	16,342,124
Macquarie Group Ltd.:
3.189%, 11/28/2023
(3 Month LIBOR USD + 1.023%)
(Callable 11/28/2022)(1)(2)(3)	4,000,000	3,990,591
1.201%, 10/14/2025 (SOFR + 0.694%)
(Callable 10/14/2024)(1)(2)(3)	25,000,000	23,179,140
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023(2)	23,898,000	24,699,401
Mitsubishi UFJ Financial Group, Inc.:
0.848%, 09/15/2024
(1 Year CMT Rate + 0.680%)
(Callable 09/15/2023)(1)(3)	20,000,000	19,254,135
0.953%, 07/19/2025
(1 Year CMT Rate + 0.550%)
(Callable 07/19/2024)(1)(3)	23,200,000	21,648,573
Mitsubishi UFJ Lease & Finance Co. Ltd.,
2.652%, 09/19/2022
(Callable 08/19/2022)(1)(2)	3,000,000	2,996,357
Mizuho Financial Group, Inc.:
4.600%, 03/27/2024(1)(2)	37,170,000	37,264,327
1.241%, 07/10/2024 (SOFR + 1.252%)
(Callable 07/10/2023)(1)(3)	14,700,000	14,290,366
Morgan Stanley:
0.731%, 04/05/2024 (SOFR + 0.616%)
(Callable 04/05/2023)(3)	7,100,000	6,921,590
3.737%, 04/24/2024
(3 Month LIBOR USD + 0.847%)
(Callable 04/24/2023)(3)	34,242,000	34,122,782
2.630%, 02/18/2026 (SOFR + 0.940%)
(Callable 02/18/2025)(3)	20,000,000	19,080,804
Nationwide Building Society:
2.000%, 01/27/2023(1)(2)	4,980,000	4,940,468
3.766%, 03/08/2024
(3 Month LIBOR USD + 1.064%)
(Callable 03/08/2023)(1)(2)(3)	9,670,000	9,644,719
New York Life Global Funding,
1.100%, 05/05/2023(2)	14,425,000	14,140,784
Nomura Holdings, Inc.:
2.648%, 01/16/2025(1)	7,000,000	6,677,628
5.099%, 07/03/2025(1)(8)	10,000,000	10,043,438
1.851%, 07/16/2025(1)	34,050,000	31,177,384
Nordea Bank AB,
3.750%, 08/30/2023(1)(2)	3,725,000	3,728,673
Park Aerospace Holdings Ltd.,
4.500%, 03/15/2023
(Callable 02/15/2023)(1)(2)	7,746,000	7,717,629
Principal Life Global Funding II:
0.750%, 04/12/2024(2)	6,500,000	6,147,177
1.375%, 01/10/2025(2)	15,000,000	13,994,069
Protective Life Global Funding,
1.082%, 06/09/2023(1)(2)	15,900,000	15,525,353
Prudential Funding LLC,
6.750%, 09/15/2023(2)	41,192,000	42,535,738
Reliance Standard Life Global Funding II:
2.625%, 07/22/2022(1)(2)	13,625,000	13,623,503
2.150%, 01/21/2023(1)(2)	15,000,000	14,844,112
2.500%, 10/30/2024(1)(2)	9,418,000	9,042,395
Royal Bank of Scotland Group PLC:
3.875%, 09/12/2023(1)	8,187,000	8,160,011
4.519%, 06/25/2024
(3 Month LIBOR USD + 1.550%)
(Callable 06/25/2023)(1)(3)	9,734,000	9,708,992
4.269%, 03/22/2025
(3 Month LIBOR USD + 1.762%)
(Callable 03/22/2024)(1)(3)	14,250,000	14,103,480
Santander Holdings USA, Inc.,
3.400%, 01/18/2023
(Callable 12/18/2022)(1)	7,114,000	7,103,492
Santander UK Group Holdings PLC,
3.373%, 01/05/2024
(3 Month LIBOR USD + 1.080%)
(Callable 01/05/2023)(1)(3)	10,000,000	9,953,433
Santander UK PLC,
5.000%, 11/07/2023(1)(2)	2,300,000	2,316,054
Skandinaviska Enskilda Banken AB,
3.700%, 06/09/2025(1)(2)	36,675,000	36,269,995
SMBC Aviation Capital Finance DAC,
4.125%, 07/15/2023
(Callable 06/15/2023)(1)(2)	1,960,000	1,943,446
Societe Generale SA:
5.000%, 01/17/2024(1)(2)	14,511,000	14,570,784
3.875%, 03/28/2024(1)(2)	17,000,000	16,828,269
2.625%, 10/16/2024(1)(2)	14,000,000	13,462,474
2.226%, 01/21/2026
(1 Year CMT Rate + 1.050%)
(Callable 01/21/2025)(1)(2)(3)	10,000,000	9,317,270
Standard Chartered PLC:
1.319%, 10/14/2023
(1 Year CMT Rate + 1.170%)
(Callable 10/14/2022)(1)(2)(3)	2,525,000	2,506,751
3.885%, 03/15/2024
(3 Month LIBOR USD + 1.080%)
(Callable 03/15/2023)(1)(2)(3)	18,850,000	18,791,808
1.822%, 11/23/2025
(1 Year CMT Rate + 0.950%)
(Callable 11/23/2024)(1)(2)(3)	28,000,000	25,928,742
2.819%, 01/30/2026
(3 Month LIBOR USD + 1.209%)
(Callable 01/30/2025)(1)(2)(3)	8,700,000	8,236,772
Stifel Financial Corp.,
4.250%, 07/18/2024	3,021,000	3,022,990
Sumitomo Mitsui Financial Group, Inc.,
4.436%, 04/02/2024(1)(2)	14,085,000	14,089,260
Sumitomo Mitsui Trust Bank Ltd.,
0.850%, 03/25/2024(1)(2)	37,000,000	35,082,131
Synchrony Financial:
4.375%, 03/19/2024
(Callable 02/19/2024)	12,000,000	11,926,950
4.250%, 08/15/2024
(Callable 05/15/2024)	9,000,000	8,944,115
4.875%, 06/13/2025
(Callable 05/13/2025)	15,000,000	14,832,113
4.500%, 07/23/2025
(Callable 04/23/2025)	6,367,000	6,194,578
Toronto-Dominion Bank,
3.766%, 06/06/2025(1)	27,100,000	26,946,135
UBS Group AG:
1.008%, 07/30/2024
(1 Year CMT Rate + 0.830%)
(Callable 07/30/2023)(1)(2)(3)	9,800,000	9,489,293
4.488%, 05/12/2026
(1 Year CMT Rate + 1.550%)
(Callable 05/12/2025)(1)(2)(3)	12,000,000	11,954,160
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
UBS Group Funding Switzerland AG:
2.859%, 08/15/2023
(3 Month LIBOR USD + 0.954%)
(Callable 08/15/2022)(1)(2)(3)	$7,200,000	$7,197,478
4.125%, 09/24/2025(1)(2)	9,454,000	9,378,720
USAA Capital Corp.,
1.500%, 05/01/2023(2)	6,000,000	5,909,900
Wells Fargo & Co.:
3.750%, 01/24/2024
(Callable 12/22/2023)	9,840,000	9,863,301
1.654%, 06/02/2024 (SOFR + 1.600%)
(Callable 06/02/2023)(3)	30,000,000	29,299,920
3.908%, 04/25/2026 (SOFR + 1.320%)
(Callable 04/25/2025)(3)	25,000,000	24,587,134
2.188%, 04/30/2026 (SOFR + 2.000%)
(Callable 04/30/2025)(3)	1,500,000	1,403,329
Willis North America, Inc.,
3.600%, 05/15/2024
(Callable 03/15/2024)	2,600,000	2,560,958
Total Financials
(Cost $2,386,921,888)		2,289,878,657	23.0%
Total Corporate Bonds
(Cost $5,491,536,477)		5,256,779,428	52.8%
Municipal Bonds
Alaska Industrial Development
& Export Authority,
0.000%, 03/01/2025 (Insured by NATL)	4,925,000	4,339,818
Arlington Higher
Education Finance Corp.,
3.000%, 08/15/2044 (Callable
08/15/2024) (Mandatory Tender Date
08/15/2026) (PSF Guaranteed)(4)	28,340,000	27,864,662
Bloomington Redevelopment District,
2.400%, 08/01/2024	495,000	484,180
Central Texas Turnpike System,
1.980%, 08/15/2042 (Mandatory
Tender Date 08/15/2022)(4)	8,280,000	8,275,622
Chicago Transit Authority:
1.708%, 12/01/2022	1,100,000	1,095,398
1.838%, 12/01/2023	1,000,000	978,185
City of Brockton MA,
5.410%, 08/01/2027 (Insured by AGM)	47,200,000	49,797,912
City of Houston TX,
1.054%, 07/01/2023	6,000,000	5,869,767
City of Johnson TN,
7.850%, 03/01/2024 (Insured by NATL)	2,725,000	2,808,678
City of Ontario CA,
2.216%, 06/01/2023	1,300,000	1,285,829
City of Stockton CA,
5.365%, 09/01/2026 (Insured by AGM)	16,325,000	16,808,844
Clear Creek Independent School District,
0.280%, 02/15/2038 (Mandatory Tender
Date 08/15/2024) (PSF Guaranteed)(4)	2,775,000	2,615,119
Colorado Bridge Enterprise,
0.923%, 12/31/2023
(Callable 06/30/2023)	50,175,000	48,430,571
County of Broward FL,
5.998%, 09/01/2028
(Insured by AMBAC)	23,585,000	25,134,409
County of Riverside CA:
2.363%, 02/15/2023	5,000,000	4,969,254
4.940%, 02/15/2025	20,000,000	20,308,858
County of Saline AR,
3.550%, 06/01/2042
(Callable 06/01/2024)	25,000	23,228
Florida Development Finance Corp.,
1.976%, 04/01/2023	1,255,000	1,237,426
Great Lakes Water Authority:
1.684%, 07/01/2022	250,000	250,000
1.879%, 07/01/2023	500,000	493,945
1.984%, 07/01/2024	500,000	485,891
Housing & Redevelopment Authority
of The City of St. Paul,
3.539%, 07/01/2023	5,000,000	5,009,483
Illinois Housing Development Authority,
4.000%, 02/01/2034
(Callable 08/01/2025)	2,275,000	2,282,272
Massachusetts Educational
Financing Authority:
1.073%, 07/01/2024	1,725,000	1,635,908
1.338%, 07/01/2025	5,000,000	4,639,842
2.000%, 07/01/2037
(Callable 07/01/2031)	1,000,000	880,802
New Hampshire Housing
Finance Authority,
4.000%, 07/01/2036
(Callable 07/10/2024)	1,355,000	1,359,323
New Jersey Economic
Development Authority:
2.781%, 06/15/2023	2,085,000	2,067,273
6.310%, 07/01/2026 (Insured by AGC)	6,150,000	6,494,134
New Jersey Sports &
Exposition Authority:
6.076%, 03/01/2023 (Insured by NATL)	490,000	492,558
5.976%, 03/01/2024 (Insured by NATL)	675,000	676,049
Peralta Community College District,
0.000%, 08/05/2031
(Mandatory Tender Date 08/05/2025)
(Insured by NATL)(7)	27,850,000	24,957,076
Philadelphia Authority
for Industrial Development:
0.000%, 04/15/2023
(Insured by AMBAC)	7,250,000	7,064,602
3.964%, 04/15/2026	4,500,000	4,478,657
State of Connecticut:
2.500%, 07/01/2022	3,000,000	3,000,000
2.000%, 07/01/2023	3,000,000	2,973,223
State Public School Building Authority,
2.615%, 04/01/2023
(Insured by ST AID)	2,500,000	2,489,348
Tennessee Housing Development Agency,
4.000%, 07/01/2040
(Callable 07/01/2029)	3,660,000	3,671,454
Total Municipal Bonds
(Cost $310,142,512)		297,729,600	3.0%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1,
2.299%, 10/25/2035
(1 Month LIBOR USD + 0.675%)
(Callable 07/25/2022)(3)	1,264,345	1,261,475

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%,
08/25/2022 (Callable 07/25/2022)	$4,128	$3,988
Series 2004-J2, Class 3A3, 5.500%,
04/25/2034 (Callable 07/25/2022)	41,333	40,213
Series 2005-73CB, Class 1A7, 5.500%,
01/25/2036 (Callable 07/25/2022)	35,167	33,089
Series 2006-28CB, Class A17, 6.000%,
10/25/2036 (Callable 07/25/2022)(6)	422,372	253,547
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%,
10/25/2048 (Callable 07/25/2022)(2)(4)	7,751,344	7,500,735
Series 2019-2, Class A1, 3.347%,
04/25/2049 (Callable 07/25/2022)(2)(4)	6,111,352	5,933,863
Series 2020-1, Class A1A, 1.662%,
03/25/2055 (Callable 02/25/2023)(2)	4,661,393	4,467,956
Series 2022-1, Class A1A, 2.495%,
12/25/2056 (Callable 01/25/2025)(2)(7)	12,999,938	12,295,822
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.500%,
02/25/2058 (Callable 12/25/2031)(2)(4)	6,026,056	5,922,347
COLT Trust,
Series 2020-RPL1, Class A1, 1.390%,
01/25/2065 (Callable 09/25/2023)(2)(4)	19,571,470	17,714,582
CSMC Trust,
Series 2019-RPL1, Class A1A, 3.650%,
07/25/2058 (Callable 03/25/2031)(2)(4)	20,920,264	20,442,456
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%,
08/25/2036 (Callable 07/25/2022)(4)	175,226	176,358
FirstKey Homes Trust,
Series 2020-SFR2, Class A, 1.266%,
10/19/2037(2)	33,870,769	31,203,307
GCAT Trust,
Series 2022-HX1, Class A1, 2.885%,
12/25/2066 (Callable 02/25/2027)(2)(4)	32,751,403	30,398,247
GSAMP Trust,
Series 2006-HE7, Class A2D, 2.084%,
10/25/2036 (1 Month LIBOR USD +
0.460%) (Callable 07/25/2022)(3)	1,919,199	1,900,348
Home Partners of America Trust,
Series 2019-2, Class A, 2.703%,
10/19/2039 (Callable 10/17/2024)(2)	50,038,035	45,904,122
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 2.904%,
07/25/2035 (Callable 07/25/2022)(4)	82,777	83,084
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%,
10/01/2031 (Callable 07/25/2022)	35,384	14,537
Series 2003-5, Class 4A1, 5.500%,
07/25/2033 (Callable 07/25/2022)	1,347,414	1,312,064
MFA Trust,
Series 2022-NQM1, Class A1, 4.112%,
12/25/2066 (Callable 03/25/2025)(2)(4)	27,113,542	26,242,140
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%,
05/25/2058 (Callable 05/25/2027)(2)(4)	580,539	575,648
Morgan Stanley Capital I Trust,
Series 2005-HE5, Class M2, 2.269%,
09/25/2035 (1 Month LIBOR USD +
0.645%) (Callable 07/25/2022)(3)	1,378,778	1,372,839
New Residential Mortgage Loan Trust,
Series 2019-RPL3, Class A1, 2.750%,
07/25/2059 (Callable 09/25/2032)(2)(4)	18,106,521	17,492,189
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%,
06/25/2037 (Callable 12/25/2028)(7)	1,914,212	615,312
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%,
02/25/2034 (Callable 07/25/2022)(7)	11,465	10,759
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 1.999%,
10/25/2043 (Callable 07/25/2022)(4)	2,133,396	2,084,686
Towd Point Mortgage Trust:
Series 2016-5, Class A1, 2.500%,
10/25/2056 (Callable 06/25/2026)(2)(4)	5,298,013	5,257,425
Series 2017-1, Class A1, 2.750%,
10/25/2056 (Callable 05/25/2026)(2)(4)	4,506,889	4,470,733
Series 2017-5, Class A1, 2.224%,
02/26/2057 (1 Month LIBOR USD +
0.600%) (Callable 02/25/2024)(2)(3)	2,442,064	2,416,973
Series 2017-2, Class A1, 2.750%,
04/25/2057 (Callable 02/25/2025)(2)(4)	2,353,464	2,338,328
Series 2017-3, Class A1, 2.750%,
06/25/2057 (Callable 09/25/2024)(2)(4)	12,419,154	12,284,260
Series 2017-4, Class A1, 2.750%,
06/25/2057 (Callable 07/25/2025)(2)(4)	14,838,622	14,464,905
Series 2017-6, Class A1, 2.750%,
10/25/2057 (Callable 08/25/2026)(2)(4)	23,096,365	22,567,546
Series 2018-6, Class A1A, 3.750%,
03/25/2058 (Callable 01/25/2026)(2)(4)	3,875,560	3,851,283
Series 2020-4, Class A1, 1.750%,
10/25/2060 (Callable 11/25/2026)(2)	36,929,530	33,904,334
WaMu Mortgage
Pass-Through Certificates Trust,
Series 2004-AR3, Class A1, 3.081%,
06/25/2034 (Callable 07/25/2022)(4)	1,494,053	1,414,601
Total Residential
Mortgage-Backed Securities
(Cost $359,716,865)		338,226,101	3.4%
Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Bank of America Commercial
Mortgage Trust,
Series 2016-UB10, Class ASB, 3.019%,
07/16/2049 (Callable 11/15/2025)	6,269,384	6,153,734
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%,
04/10/2046 (Callable 03/10/2023)	11,499,024	11,432,265
Series 2014-GC19, Class AAB, 3.552%,
03/12/2047 (Callable 11/10/2023)	1,506,415	1,498,260
Series 2014-GC23, Class AAB, 3.337%,
07/12/2047 (Callable 05/10/2024)	5,879,797	5,854,552
Series 2015-GC27, Class A5, 3.137%,
02/10/2048 (Callable 12/10/2024)	9,750,000	9,504,849
Series 2016-C3, Class AAB, 2.984%,
11/18/2049 (Callable 12/15/2025)	1,612,236	1,581,651
COMM Mortgage Trust:
Series 2013-LC6, Class ASB, 2.478%,
01/12/2046 (Callable 09/10/2022)	529,663	528,690
Series 2014-LC15, Class ASB, 3.528%,
04/12/2047 (Callable 10/10/2023)	4,256,590	4,256,900
Series 2014-CR16, Class ASB, 3.653%,
04/12/2047 (Callable 12/10/2023)	3,814,244	3,818,043
Series 2015-LC19, Class A4, 3.183%,
02/10/2048 (Callable 01/10/2025)	10,882,530	10,598,236
Series 2015-LC21, Class A4, 3.708%,
07/10/2048 (Callable 05/10/2025)	12,060,955	11,850,950
Series 2013-CR11, Class A4, 4.258%,
08/12/2050 (Callable 09/10/2023)	5,130,000	5,141,066

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
GS Mortgage Securities Trust:
Series 2014-GC20, Class A5, 3.998%,
04/12/2047 (Callable 03/10/2024)	$19,078,916	$18,951,509
Series 2014-GC22, Class A5, 3.862%,
06/10/2047 (Callable 05/10/2024)	14,470,023	14,352,120
J.P. Morgan Chase Commercial
Mortgage Securities Trust:
Series 2012-C8, Class A3, 2.829%,
10/17/2045 (Callable 07/15/2022)	503,427	502,885
Series 2013-LC11, Class A5, 2.960%,
04/15/2046 (Callable 04/15/2023)	12,580,000	12,451,710
JPMBB Commercial
Mortgage Securities Trust:
Series 2013-C14, Class ASB, 3.761%,
08/17/2046 (Callable 06/15/2023)(4)	4,907,515	4,894,360
Series 2013-C14, Class A4, 4.133%,
08/17/2046 (Callable 07/15/2023)(4)	8,009,058	7,993,330
Series 2013-C17, Class A4, 4.199%,
01/17/2047 (Callable 12/15/2023)	19,125,000	19,102,987
Series 2014-C20, Class A5, 3.805%,
07/17/2047 (Callable 05/15/2024)	11,750,000	11,665,131
Series 2014-C22, Class A4, 3.801%,
09/17/2047 (Callable 08/15/2024)	23,316,000	23,131,785
Series 2014-C25, Class A5, 3.672%,
11/18/2047 (Callable 10/15/2024)	9,543,000	9,421,679
Series 2015-C31, Class ASB, 3.540%,
08/17/2048 (Callable 05/15/2025)	6,004,998	5,950,369
Series 2015-C28, Class A4, 3.227%,
10/19/2048 (Callable 03/15/2025)	15,000,000	14,589,009
Series 2015-C33, Class ASB, 3.562%,
12/17/2048 (Callable 08/15/2025)	2,862,580	2,831,136
Morgan Stanley Bank of
America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.657%,
05/17/2046 (Callable 01/15/2023)	3,738,302	3,726,574
Series 2015-C27, Class ASB, 3.557%,
12/17/2047 (Callable 03/15/2025)	3,314,443	3,285,595
Series 2015-C25, Class ASB, 3.383%,
10/19/2048 (Callable 06/15/2025)	8,347,150	8,259,695
Series 2013-C8, Class ASB, 2.699%,
12/17/2048 (Callable 10/15/2022)	966,116	965,196
Series 2016-C30, Class ASB, 2.729%,
09/17/2049 (Callable 10/15/2025)	2,808,694	2,741,643
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%,
02/18/2048 (Callable 12/15/2024)	2,288,454	2,262,426
Series 2015-C31, Class ASB, 3.487%,
11/18/2048 (Callable 07/15/2025)	1,751,034	1,730,958
Series 2014-LC16, Class ASB, 3.477%,
08/17/2050 (Callable 03/15/2024)	5,716,908	5,678,715
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%,
03/17/2045 (Callable 01/15/2023)	4,865,146	4,846,033
Series 2013-C14, Class ASB, 2.977%,
06/15/2046 (Callable 04/15/2023)	4,428,567	4,404,387
Series 2013-C14, Class A4, 3.073%,
06/15/2046 (Callable 05/15/2023)	10,659,173	10,610,017
Series 2014-C23, Class ASB,
3.636%, 10/17/2057	528,768	525,309
Total Commercial
Mortgage-Backed Securities
(Cost $279,662,880)		267,093,754	2.7%
Asset Backed Securities
Affirm Asset Securitization Trust,
Series 2021-B, Class A, 1.030%,
08/17/2026 (Callable 08/15/2023)(2)	27,500,000	26,065,012
Bank of The West Auto Trust,
Series 2019-1, Class A3, 2.430%,
04/15/2024 (Callable 05/15/2023)(2)	1,482,068	1,482,197
Chase Auto Credit Linked Notes:
Series 2020-2, Class B, 0.840%,
02/25/2028 (Callable 06/25/2024)(2)	4,614,749	4,508,896
Series 2021-1, Class B, 0.875%,
09/25/2028 (Callable 11/25/2024)(2)	21,050,555	20,445,507
Series 2021-2, Class B, 0.889%,
12/25/2028 (Callable 11/25/2024)(2)	19,513,980	18,906,276
Series 2021-3, Class B, 0.760%,
02/25/2029 (Callable 01/25/2025)(2)	31,328,961	30,273,880
Chesapeake Funding II LLC,
Series 2020-1A, Class A1, 0.870%,
08/15/2032 (Callable 06/15/2023)(2)	9,685,392	9,544,492
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2,
0.560%, 12/11/2034(2)	21,972,975	21,325,537
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 3.190%,
07/15/2031 (Callable 01/15/2025)(2)	9,735,000	9,576,015
Ford Credit Floorplan
Master Owner Trust:
Series 2019-3, Class A1,
2.230%, 09/15/2024	46,629,000	46,625,232
Series 2019-2, Class A,
3.060%, 04/15/2026	14,974,000	14,754,288
Genesis Sales Finance Master Trust,
Series 2021-AA, Class A, 1.200%,
12/20/2026 (Callable 03/20/2024)(2)	1,080,000	1,021,056
GM Financial Automobile Leasing Trust,
Series 2020-2, Class A3, 0.800%,
07/20/2023 (Callable 01/20/2023)	2,837,305	2,832,698
GMF Floorplan Owner Revolving Trust:
Series 2020-1, Class A,
0.680%, 08/15/2025(2)	14,302,000	13,814,563
Series 2019-2, Class A,
2.900%, 04/15/2026(2)	26,900,000	26,494,098
Hyundai Auto Lease Securitization Trust,
Series 2022-B, Class A3, 3.350%,
06/16/2025 (Callable 10/15/2024)(2)	41,325,000	41,201,025
Louisiana Local Government
Environmental Facilities &
Community Development Authority,
3.615%, 02/01/2029	27,725,000	27,717,026
Navient Private Education
Refi Loan Trust:
Series 2019-EA, Class A2A, 2.640%,
05/15/2068 (Callable 05/15/2026)(2)	3,208,884	3,099,680
Series 2019-FA, Class A2, 2.600%,
08/15/2068 (Callable 09/15/2026)(2)	12,070,884	11,500,703
Series 2021-A, Class A, 0.840%,
05/15/2069 (Callable 11/15/2027)(2)	10,030,925	9,181,552
Series 2021-GA, Class A, 1.580%,
04/15/2070 (Callable 11/15/2028)(2)	28,640,975	25,321,776
Navient Student Loan Trust,
Series 2019-BA, Class A2A, 3.390%,
12/15/2059 (Callable 07/15/2029)(2)	5,855,107	5,664,122

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Nelnet Student Loan Trust:
Series 2021-A, Class APT1, 1.360%,
04/20/2062 (Callable 09/20/2029)(2)	$10,203,357	$9,437,000
Series 2021-BA, Class AFX, 1.420%,
04/20/2062 (Callable 07/20/2029)(2)	14,055,149	13,026,766
Series 2021-DA, Class AFX, 1.630%,
04/20/2062 (Callable 05/20/2031)(2)	14,193,589	13,219,618
PFS Financing Corp.:
Series 2020-A, Class A,
1.270%, 06/15/2025(2)	89,020,000	86,515,636
Series 2021-A, Class A,
0.710%, 04/15/2026(2)	12,500,000	11,704,088
Santander Bank Auto Credit,
Series 2022-A, Class B, 5.281%,
05/17/2032 (Callable 04/15/2025)(2)	12,383,576	12,243,666
Synchrony Card Funding LLC,
Series 2022-A1, Class A,
3.370%, 04/15/2028	33,875,000	33,623,793
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%,
11/25/2058 (Callable 11/25/2024)(2)(4)	4,851,531	4,791,370
Series 2020-MH1, Class A1A, 2.184%,
02/25/2060 (Callable 08/25/2022)(2)(4)	12,413,392	11,746,712
Series 2020-MH1, Class A1, 2.250%,
02/25/2060 (Callable 08/25/2022)(2)(4)	16,104,539	15,256,619
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A3, 0.980%,
11/20/2024 (Callable 10/20/2023)	10,356,584	10,230,064
Total Asset Backed Securities
(Cost $612,915,691)		593,150,963	6.0%
Total Long-Term Investments
(Cost $10,244,285,265)		9,854,759,769	99.0%
Short-Term Investments
	Shares
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 1.31%(5)	283,988,975	$283,988,975
Total Short-Term Investment
(Cost $283,988,975)		283,988,975	2.9%
Total Investments
(Cost $10,528,274,240)		10,138,748,744	101.9%
Liabilities in Excess of Other Assets		(184,275,753)	(1.9)%
TOTAL NET ASSETS		$9,954,472,991	100.0%
Notes to Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
NATL – National Public Finance Guarantee Corp.
ST AID – State Aid Intercept/Withholding
CMT – Constant Maturity Treasury
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SOFR – Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2022, the value of these securities totaled $2,955,650,730, which represented 29.69% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2022.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2022.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$3,038,551,783	$—	$3,038,551,783
Other Government Related Securities	—	63,228,140	—	63,228,140
Corporate Bonds	—	5,256,779,428	—	5,256,779,428
Municipal Bonds	—	297,729,600	—	297,729,600
Residential Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	338,226,101	—	338,226,101
Commercial Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	267,093,754	—	267,093,754
Asset Backed Securities	—	593,150,963	—	593,150,963
Total Long-Term Investments	—	9,854,759,769	—	9,854,759,769
Short-Term Investment
Money Market Mutual Fund	283,988,975	—	—	283,988,975
Total Short-Term Investment	283,988,975	—	—	283,988,975
Total Investments	$283,988,975	$9,854,759,769	$—	$10,138,748,744

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
June 30, 2022 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$7,048,642,538

	SEC 30-Day Yield(3)
	Institutional Class	3.40%
	Investor Class	3.15%

	Average Effective Duration	3.96 years

	Average Effective Maturity	4.41 years

	Annualized Expense Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio Turnover Rate	23%	(6)

	Number of Holdings	712

Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2022.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2022.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Intermediate Bond Fund
June 30, 2022 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2022	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-7.22%	-7.76%	1.27%	1.87%	4.12%
Investor Class Shares	-7.33%	-7.96%	1.03%	1.62%	3.86%
Bloomberg Intermediate U.S. Government/Credit Bond Index(2)	-6.77%	-7.28%	1.13%	1.45%	3.72%

(1)	For the period from September 29, 2000 (inception date) through December 31, 2021.
(2)
The Bloomberg Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s invasion of Ukraine, the sanctions imposed against Russia by certain countries and Russia’s countermeasures against those countries, has resulted in increased market volatility and may have a significant negative impact on the global economy. The ongoing coronavirus (COVID-19) pandemic and measures taken to limit its spread present a continued risk to global growth and asset prices. The performance of the Fund may be affected by changes in interest rates – generally, when interest rates rise, the market value of the bonds in which the Fund invests declines and when interest rates decline, the market value rises. The Federal Reserve has begun to rapidly raise interest rates in an attempt to control inflation not seen in 40 years, both of which pose a risk to the U.S. economy. The Federal Reserve may not be able to successfully control inflation without causing a recession or without negatively impacting asset prices and increasing market volatility. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
0.375%, 07/15/2024	$624,050,000	$591,921,173
0.250%, 05/31/2025	429,600,000	396,423,470
2.250%, 11/15/2025	584,500,000	569,293,870
1.125%, 10/31/2026	34,100,000	31,431,941
2.000%, 11/15/2026	7,025,000	6,716,559
2.250%, 11/15/2027	308,450,000	295,714,389
1.125%, 08/31/2028	1,078,075,000	959,444,640
2.375%, 03/31/2029	80,000,000	76,743,760
1.250%, 08/15/2031	211,000,000	181,641,329
2.875%, 05/15/2032	49,525,000	48,967,844
Total U.S. Treasury Securities
(Cost $3,340,279,277)		3,158,298,975	44.8%
Other Government Related Security
NBN Co. Ltd.,
2.625%, 05/05/2031
(Callable 02/05/2031)(1)(2)	20,487,000	17,471,698
Total Other Government Related Security
(Cost $19,643,992)		17,471,698	0.2%
Corporate Bonds
Industrials
Adventist Health System,
2.952%, 03/01/2029
(Callable 12/01/2028)	250,000	229,073
Agilent Technologies, Inc.:
3.050%, 09/22/2026
(Callable 06/22/2026)	1,495,000	1,427,211
2.100%, 06/04/2030
(Callable 03/04/2030)	250,000	203,666
Air Products and Chemicals, Inc.,
2.050%, 05/15/2030
(Callable 02/15/2030)	275,000	237,696
Albemarle Corp.,
4.650%, 06/01/2027
(Callable 05/01/2027)	7,000,000	6,888,743
Allegion PLC,
3.500%, 10/01/2029
(Callable 07/01/2029)	3,160,000	2,794,833
Allegion US Holding Co., Inc.:
3.200%, 10/01/2024
(Callable 08/01/2024)	4,998,000	4,875,800
5.411%, 07/01/2032
(Callable 04/01/2032)	2,000,000	1,986,467
Anglo American Capital PLC:
2.250%, 03/17/2028
(Callable 01/17/2028)(1)(2)	6,500,000	5,601,477
2.625%, 09/10/2030
(Callable 06/10/2030)(1)(2)	300,000	246,878
Anheuser-Busch InBev Worldwide, Inc.,
6.625%, 08/15/2033(1)	8,085,000	9,141,590
AP Moller – Maersk A/S,
4.500%, 06/20/2029
(Callable 03/20/2029)(1)(2)	4,207,000	4,093,619
ArcelorMittal,
4.550%, 03/11/2026(1)	11,355,000	11,190,547
Ashtead Capital, Inc.:
1.500%, 08/12/2026
(Callable 07/12/2026)(1)(2)	10,075,000	8,797,725
4.000%, 05/01/2028
(Callable 05/01/2023)(1)(2)	7,166,000	6,467,641
AT&T, Inc.:
4.350%, 03/01/2029
(Callable 12/01/2028)	2,425,000	2,387,746
4.300%, 02/15/2030
(Callable 11/15/2029)	9,604,000	9,372,551
2.250%, 02/01/2032
(Callable 11/01/2031)	8,975,000	7,332,428
2.550%, 12/01/2033
(Callable 09/01/2033)	3,778,000	3,064,841
Becton Dickinson and Co.:
3.734%, 12/15/2024
(Callable 09/15/2024)	82,000	81,622
7.000%, 08/01/2027	9,275,000	10,332,890
Bemis Co., Inc.,
2.630%, 06/19/2030
(Callable 03/19/2030)	7,025,000	5,760,201
Biogen, Inc.,
3.625%, 09/15/2022	300,000	300,043
Boardwalk Pipelines LP:
5.950%, 06/01/2026
(Callable 03/01/2026)	12,095,000	12,559,348
4.800%, 05/03/2029
(Callable 02/03/2029)	1,750,000	1,695,600
3.400%, 02/15/2031
(Callable 11/15/2030)	225,000	191,841
BorgWarner, Inc.,
5.000%, 10/01/2025(2)	475,000	479,120
Broadcom, Inc.:
3.125%, 01/15/2025
(Callable 11/15/2024)	925,000	910,386
3.150%, 11/15/2025
(Callable 10/15/2025)	5,000,000	4,815,144
3.875%, 01/15/2027
(Callable 10/15/2026)	5,000,000	4,810,978
4.750%, 04/15/2029
(Callable 01/15/2029)	250,000	242,234
5.000%, 04/15/2030
(Callable 01/15/2030)	8,000,000	7,843,988
2.450%, 02/15/2031
(Callable 11/15/2030)(2)	10,000,000	8,034,385
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026
(Callable 03/27/2026)	250,000	241,769
Bunge Limited Finance Corp.,
3.750%, 09/25/2027
(Callable 06/25/2027)	5,225,000	5,027,128
Campbell Soup Co.,
3.950%, 03/15/2025
(Callable 01/15/2025)	8,000,000	7,979,782
Carlisle Companies, Inc.,
3.750%, 12/01/2027
(Callable 09/01/2027)	275,000	261,783
Carrier Global Corp.,
2.242%, 02/15/2025
(Callable 01/15/2025)	1,921,000	1,825,393
CF Industries, Inc.,
4.500%, 12/01/2026(2)	5,950,000	5,925,831
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028
(Callable 01/15/2028)	12,600,000	12,153,988
Charter Communications Operating LLC:
4.908%, 07/23/2025
(Callable 04/23/2025)	1,502,000	1,505,485
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Charter Communications
Operating LLC: (cont.)
3.750%, 02/15/2028
(Callable 11/15/2027)	$6,105,000	$5,637,716
4.200%, 03/15/2028
(Callable 12/15/2027)	2,070,000	1,934,001
2.250%, 01/15/2029
(Callable 11/15/2028)	2,200,000	1,807,668
5.050%, 03/30/2029
(Callable 12/30/2028)	4,155,000	3,999,023
4.400%, 04/01/2033
(Callable 01/01/2033)	5,500,000	4,910,608
Cheniere Corpus Christi Holdings LLC:
5.125%, 06/30/2027
(Callable 01/01/2027)	2,150,000	2,157,923
3.700%, 11/15/2029
(Callable 05/18/2029)	3,800,000	3,475,867
Cigna Corp.:
3.000%, 07/15/2023
(Callable 05/16/2023)	6,405,000	6,356,930
4.500%, 02/25/2026
(Callable 11/27/2025)	300,000	302,995
CK Hutchison International Ltd.,
2.500%, 04/15/2031
(Callable 01/15/2031)(1)(2)	5,000,000	4,334,932
CNH Industrial Capital LLC:
4.200%, 01/15/2024(1)	2,800,000	2,801,870
1.875%, 01/15/2026
(Callable 12/15/2025)(1)	250,000	226,596
CNH Industrial NV:
4.500%, 08/15/2023(1)	5,000,000	5,041,914
3.850%, 11/15/2027
(Callable 08/15/2027)(1)	2,518,000	2,370,816
Coca-Cola Femsa SAB de CV,
2.750%, 01/22/2030
(Callable 10/22/2029)(1)	8,875,000	7,928,570
Columbia Pipeline Group, Inc.,
4.500%, 06/01/2025
(Callable 03/01/2025)(1)	880,000	887,244
Comcast Cable Communications
Holdings, Inc.,
9.455%, 11/15/2022	300,000	306,873
CommonSpirit Health,
2.760%, 10/01/2024
(Callable 07/01/2024)	525,000	511,178
Conagra Brands, Inc.:
4.600%, 11/01/2025
(Callable 09/01/2025)	500,000	501,845
8.250%, 09/15/2030	1,140,000	1,335,688
Constellation Brands, Inc.,
3.500%, 05/09/2027
(Callable 02/09/2027)	3,625,000	3,479,891
Cox Communications, Inc.:
3.850%, 02/01/2025
(Callable 11/01/2024)(2)	2,800,000	2,766,421
3.350%, 09/15/2026
(Callable 06/15/2026)(2)	2,527,000	2,415,813
CVS Health Corp.:
3.625%, 04/01/2027
(Callable 02/01/2027)	2,500,000	2,435,335
4.300%, 03/25/2028
(Callable 12/25/2027)	5,818,000	5,756,444
CVS Pass-Through Trust:
5.773%, 01/10/2033(2)	187,135	195,591
5.926%, 01/10/2034(2)	1,856,652	1,904,132
4.163%, 08/11/2036(2)	2,131,319	2,038,546
Daimler Finance North America LLC,
3.650%, 04/07/2027(1)(2)	13,825,000	13,243,708
Dell International LLC / EMC Corp.:
5.450%, 06/15/2023
(Callable 04/15/2023)	3,281,000	3,314,150
6.020%, 06/15/2026
(Callable 03/15/2026)	9,000,000	9,341,612
4.900%, 10/01/2026
(Callable 08/01/2026)	425,000	425,153
Dentsply Sirona,
3.250%, 06/01/2030
(Callable 03/01/2030)	10,900,000	9,200,018
Diageo Capital PLC,
2.000%, 04/29/2030
(Callable 01/29/2030)(1)	3,275,000	2,793,821
Dow Chemical Co.,
4.550%, 11/30/2025
(Callable 09/30/2025)	165,000	168,364
DuPont de Nemours, Inc.,
4.493%, 11/15/2025
(Callable 09/15/2025)	4,450,000	4,480,296
DXC Technology Co.,
1.800%, 09/15/2026
(Callable 08/15/2026)	12,000,000	10,783,200
Ecolab, Inc.,
4.800%, 03/24/2030
(Callable 12/24/2029)	10,000,000	10,368,964
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023
(Callable 02/04/2023)	6,575,000	6,534,934
EI du Pont de Nemours and Co.,
1.700%, 07/15/2025
(Callable 06/15/2025)	10,000,000	9,403,300
Emerson Electric Co.,
1.950%, 10/15/2030
(Callable 07/15/2030)	12,600,000	10,626,319
Energy Transfer LP:
4.500%, 04/15/2024
(Callable 03/15/2024)	1,000,000	1,000,457
5.500%, 06/01/2027
(Callable 03/01/2027)	18,231,000	18,504,653
5.250%, 04/15/2029
(Callable 01/15/2029)	14,264,000	14,127,873
3.750%, 05/15/2030
(Callable 02/15/2030)	275,000	247,835
Energy Transfer Partners LP,
4.200%, 04/15/2027
(Callable 01/15/2027)	475,000	455,976
EnLink Midstream Partners LP,
4.400%, 04/01/2024
(Callable 01/01/2024)	10,000,000	9,761,450
Enterprise Products Operating LLC,
3.900%, 02/15/2024
(Callable 11/15/2023)	225,000	224,721
EQT Midstream Partners LP,
4.125%, 12/01/2026
(Callable 09/01/2026)	5,000,000	4,318,750
Equifax, Inc.,
2.600%, 12/01/2024
(Callable 11/01/2024)	5,000,000	4,823,790

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Equinix, Inc.:
1.800%, 07/15/2027
(Callable 05/15/2027)	$7,000,000	$6,073,830
3.900%, 04/15/2032
(Callable 01/15/2032)	11,000,000	9,948,442
Express Scripts Holding Co.,
4.500%, 02/25/2026
(Callable 11/27/2025)	18,000,000	18,272,415
Exxon Mobil Corp.,
2.992%, 03/19/2025
(Callable 02/19/2025)	11,250,000	11,076,468
Ferguson Finance PLC:
4.500%, 10/24/2028
(Callable 07/24/2028)(2)	6,230,000	6,050,632
4.650%, 04/20/2032
(Callable 01/20/2032)(2)	8,000,000	7,543,156
Fidelity National Information Services, Inc.,
1.650%, 03/01/2028
(Callable 01/01/2028)	5,000,000	4,265,207
Fiserv, Inc.:
3.500%, 10/01/2022
(Callable 07/01/2022)	3,050,000	3,050,000
2.250%, 06/01/2027
(Callable 04/01/2027)	16,000,000	14,310,103
4.200%, 10/01/2028
(Callable 07/01/2028)	1,035,000	997,174
3.500%, 07/01/2029
(Callable 04/01/2029)	700,000	638,531
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031
(Callable 12/30/2030)(2)	3,515,000	2,870,077
Flex Ltd.:
3.750%, 02/01/2026
(Callable 01/01/2026)	6,765,000	6,473,028
4.875%, 05/12/2030
(Callable 02/12/2030)	4,073,000	3,876,832
Florida Gas Transmission Co. LLC:
2.550%, 07/01/2030
(Callable 04/01/2030)(2)	7,000,000	5,932,441
2.300%, 10/01/2031
(Callable 07/01/2031)(2)	10,225,000	8,293,404
Flowers Foods, Inc.,
2.400%, 03/15/2031
(Callable 12/15/2030)	300,000	247,439
FMC Corp.,
4.100%, 02/01/2024
(Callable 11/01/2023)	4,960,000	4,967,598
Fomento Economico Mexicano SAB de CV,
2.875%, 05/10/2023(1)	525,000	518,002
Ford Motor Credit Co. LLC:
2.979%, 08/03/2022
(Callable 07/03/2022)	12,000,000	12,000,000
4.250%, 09/20/2022	1,545,000	1,541,616
Fortune Brands Home & Security, Inc.:
4.000%, 09/21/2023
(Callable 08/21/2023)	6,025,000	6,044,685
3.250%, 09/15/2029
(Callable 06/15/2029)	2,725,000	2,358,018
Fox Corp.,
4.030%, 01/25/2024
(Callable 12/25/2023)	5,155,000	5,155,445
Freeport-McMoRan, Inc.:
3.875%, 03/15/2023
(Callable 12/15/2022)	1,100,000	1,095,246
5.400%, 11/14/2034
(Callable 05/14/2034)	691,000	674,354
Fresenius Medical Care US Finance III, Inc.:
1.875%, 12/01/2026
(Callable 11/01/2026)(1)(2)	20,000,000	17,224,687
3.750%, 06/15/2029
(Callable 03/15/2029)(1)(2)	500,000	451,436
General Mills, Inc.,
4.000%, 04/17/2025
(Callable 02/17/2025)	275,000	274,784
General Motors Co.,
6.125%, 10/01/2025
(Callable 09/01/2025)	5,861,000	6,058,741
General Motors Financial Co., Inc.:
4.150%, 06/19/2023
(Callable 05/19/2023)	1,625,000	1,625,996
1.700%, 08/18/2023	10,275,000	10,017,936
2.900%, 02/26/2025
(Callable 01/26/2025)	4,000,000	3,817,387
Genpact Luxembourg Sarl,
3.375%, 12/01/2024
(Callable 11/01/2024)	7,525,000	7,381,952
Genpact Luxembourg SARL,
1.750%, 04/10/2026
(Callable 03/10/2026)	21,600,000	19,661,006
Glencore Funding LLC:
4.125%, 05/30/2023(1)(2)	1,750,000	1,744,033
4.125%, 03/12/2024
(Callable 02/12/2024)(1)(2)	5,000,000	4,974,918
4.625%, 04/29/2024(1)(2)	1,375,000	1,375,411
4.000%, 03/27/2027
(Callable 12/27/2026)(1)(2)	4,850,000	4,663,538
3.875%, 10/27/2027
(Callable 07/27/2027)(1)(2)	1,150,000	1,087,438
4.875%, 03/12/2029
(Callable 12/12/2028)(1)(2)	175,000	170,195
2.500%, 09/01/2030
(Callable 06/01/2030)(1)(2)	6,343,000	5,167,156
2.625%, 09/23/2031
(Callable 06/23/2031)(1)(2)	8,350,000	6,728,542
Global Payments, Inc.:
3.750%, 06/01/2023
(Callable 03/01/2023)	2,875,000	2,854,282
4.800%, 04/01/2026
(Callable 01/01/2026)	4,535,000	4,534,804
2.900%, 05/15/2030
(Callable 02/15/2030)	275,000	232,041
Graphic Packaging International LLC,
1.512%, 04/15/2026
(Callable 03/15/2026)(2)	300,000	270,759
Grupo Bimbo SAB de CV,
3.875%, 06/27/2024(1)(2)	5,340,000	5,275,706
Hexcel Corp.,
4.200%, 02/15/2027
(Callable 11/15/2026)	300,000	281,391
HP, Inc.,
2.200%, 06/17/2025
(Callable 05/17/2025)	18,325,000	17,317,411
Hubbell, Inc.,
3.350%, 03/01/2026
(Callable 12/01/2025)	225,000	219,228
Husky Energy, Inc.,
4.400%, 04/15/2029
(Callable 01/15/2029)(1)	5,000,000	4,817,488

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Hyundai Capital America:
2.650%, 02/10/2025
(Callable 01/10/2025)(1)(2)	$525,000	$500,783
1.300%, 01/08/2026
(Callable 12/08/2025)(1)(2)	5,825,000	5,169,809
1.650%, 09/17/2026
(Callable 08/17/2026)(1)(2)	15,000,000	13,227,399
IDEX Corp.,
3.000%, 05/01/2030
(Callable 02/01/2030)	1,100,000	960,224
Infor, Inc.,
1.450%, 07/15/2023
(Callable 06/15/2023)(2)	250,000	243,218
Ingersoll-Rand Co.,
6.391%, 11/15/2027	1,195,000	1,254,082
Ingredion, Inc.,
2.900%, 06/01/2030
(Callable 03/01/2030)	550,000	476,654
International Business Machines Corp.,
3.300%, 05/15/2026	6,900,000	6,729,820
International Flavors & Fragrances, Inc.,
1.832%, 10/15/2027
(Callable 08/15/2027)(2)	10,000,000	8,615,159
JB Hunt Transport Services, Inc.:
3.850%, 03/15/2024
(Callable 12/15/2023)	300,000	299,578
3.875%, 03/01/2026
(Callable 01/01/2026)	3,500,000	3,463,665
JBS USA LUX SA / JBS USA Food Co. /
JBS USA Finance, Inc.,
5.750%, 04/01/2033
(Callable 01/01/2033)(2)	8,000,000	7,618,320
Johnson Controls International PLC,
3.625%, 07/02/2024
(Callable 04/02/2024)(7)	280,000	277,834
Kerry Group Financial
Services Unlimited Co.,
3.200%, 04/09/2023
(Callable 01/09/2023)(1)(2)	5,000,000	4,968,748
Keurig Dr Pepper, Inc.,
3.950%, 04/15/2029
(Callable 02/15/2029)	7,000,000	6,677,912
Kinder Morgan Energy Partners LP,
3.500%, 09/01/2023
(Callable 06/01/2023)	650,000	648,017
Kinder Morgan, Inc.:
3.150%, 01/15/2023
(Callable 12/15/2022)	250,000	249,617
5.625%, 11/15/2023
(Callable 08/15/2023)(2)	1,000,000	1,018,179
4.300%, 06/01/2025
(Callable 03/01/2025)	300,000	298,456
7.800%, 08/01/2031	15,425,000	17,921,205
Kraft Heinz Foods Co.,
3.875%, 05/15/2027
(Callable 02/15/2027)	8,129,000	7,861,157
Kyndryl Holdings, Inc.:
2.050%, 10/15/2026
(Callable 09/15/2026)(2)	5,900,000	4,966,451
2.700%, 10/15/2028
(Callable 08/15/2028)(2)	2,730,000	2,174,185
Lear Corp.,
3.800%, 09/15/2027
(Callable 06/15/2027)	410,000	387,316
Lennar Corp.,
4.750%, 11/29/2027
(Callable 05/29/2027)	4,500,000	4,368,914
Lennox International, Inc.:
3.000%, 11/15/2023
(Callable 09/15/2023)	300,000	296,805
1.350%, 08/01/2025
(Callable 07/01/2025)	7,000,000	6,412,916
1.700%, 08/01/2027
(Callable 06/01/2027)	475,000	415,116
Lundin Energy Finance BV,
2.000%, 07/15/2026
(Callable 06/15/2026)(1)(2)	21,000,000	18,756,485
LYB International Finance III LLC,
2.250%, 10/01/2030
(Callable 07/01/2030)	5,000,000	4,123,103
Magallanes, Inc.,
4.054%, 03/15/2029
(Callable 01/15/2029)(2)	6,000,000	5,495,859
Marathon Petroleum Corp.,
5.125%, 12/15/2026
(Callable 09/15/2026)	150,000	153,503
Martin Marietta Materials, Inc.,
2.500%, 03/15/2030
(Callable 12/15/2029)	200,000	168,708
Metropolitan Detroit Area
Hospital Services, Inc.,
4.480%, 12/01/2029(2)	9,589,035	9,352,167
Microchip Technology, Inc.:
4.333%, 06/01/2023
(Callable 05/01/2023)	300,000	300,161
2.670%, 09/01/2023	10,191,000	10,021,206
0.972%, 02/15/2024	5,000,000	4,747,326
Midwest Connector Capital Co. LLC:
3.900%, 04/01/2024
(Callable 03/01/2024)(2)	7,450,000	7,310,906
4.625%, 04/01/2029
(Callable 01/01/2029)(2)	2,975,000	2,805,666
Molex Electronic Technologies LLC,
3.900%, 04/15/2025
(Callable 01/15/2025)(2)	1,050,000	1,034,938
Mosaic Co.,
4.250%, 11/15/2023
(Callable 08/15/2023)	8,606,000	8,665,845
MPLX LP:
4.875%, 06/01/2025
(Callable 03/01/2025)	10,219,000	10,267,601
1.750%, 03/01/2026
(Callable 02/01/2026)	300,000	270,102
4.125%, 03/01/2027
(Callable 12/01/2026)	275,000	265,875
2.650%, 08/15/2030
(Callable 05/15/2030)	3,950,000	3,297,211
Nutrien Ltd.,
3.150%, 10/01/2022
(Callable 08/02/2022)(1)	1,306,000	1,306,830
nVent Finance Sarl,
4.550%, 04/15/2028
(Callable 01/15/2028)	250,000	241,569
NXP BV / NXP Funding LLC /
NXP USA, Inc.:
4.875%, 03/01/2024
(Callable 02/01/2024)(1)	5,790,000	5,846,331
2.700%, 05/01/2025
(Callable 04/01/2025)(1)	550,000	522,820

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Occidental Petroleum Corp.:
2.900%, 08/15/2024
(Callable 07/15/2024)	$5,000,000	$4,827,222
7.500%, 10/15/2026	1,288,000	1,378,160
Ochsner LSU Health System
of North Louisiana,
2.510%, 05/15/2031
(Callable 11/15/2030)	5,000,000	4,045,598
ONEOK, Inc.:
7.500%, 09/01/2023
(Callable 06/01/2023)	7,720,000	7,996,436
2.750%, 09/01/2024
(Callable 08/01/2024)	3,300,000	3,190,921
Oracle Corp.:
2.800%, 04/01/2027
(Callable 02/01/2027)	11,050,000	10,077,682
2.300%, 03/25/2028
(Callable 01/25/2028)	3,000,000	2,581,171
Orange SA,
9.000%, 03/01/2031(1)	4,125,000	5,324,808
PeaceHealth Obligated Group,
1.375%, 11/15/2025
(Callable 08/15/2025)	550,000	506,252
Penske Truck Leasing Co.:
2.700%, 11/01/2024
(Callable 10/01/2024)(2)	8,000,000	7,679,463
3.950%, 03/10/2025
(Callable 01/10/2025)(2)	12,000,000	11,815,501
4.000%, 07/15/2025
(Callable 06/15/2025)(2)	6,500,000	6,398,528
Phillips 66 Co.:
3.605%, 02/15/2025
(Callable 11/15/2024)(2)	2,000,000	1,976,740
3.150%, 12/15/2029
(Callable 09/15/2029)(2)	500,000	449,073
2.150%, 12/15/2030
(Callable 09/15/2030)	10,000,000	8,168,384
Pioneer Natural Resources Co.,
3.950%, 07/15/2022	175,000	175,026
POSCO,
4.000%, 08/01/2023(1)(2)	5,000,000	5,026,050
Premier Health Partners,
2.911%, 11/15/2026
(Callable 05/15/2026)	17,527,000	16,247,840
Regency Energy Partners LP /
Regency Energy Finance Corp.,
4.500%, 11/01/2023
(Callable 08/01/2023)	1,100,000	1,105,498
Renesas Electronics Corp.,
2.170%, 11/25/2026
(Callable 10/25/2026)(1)(2)	5,450,000	4,862,272
Rogers Communications, Inc.,
3.800%, 03/15/2032
(Callable 12/15/2031)(1)(2)	15,000,000	13,716,150
Roper Technologies, Inc.:
3.800%, 12/15/2026
(Callable 09/15/2026)	1,450,000	1,415,284
2.000%, 06/30/2030
(Callable 03/30/2030)	14,675,000	11,817,329
Ryder System, Inc.,
2.850%, 03/01/2027
(Callable 02/01/2027)	3,775,000	3,519,128
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026
(Callable 12/31/2025)	10,280,000	10,621,611
4.500%, 05/15/2030
(Callable 11/15/2029)	4,500,000	4,312,430
Samarco Mineracao SA,
5.375%, 09/26/2024(1)(2)(9)	1,675,000	1,012,498
Schneider Electric SE,
2.950%, 09/27/2022(2)	2,000,000	1,999,652
Sherwin-Williams Co.,
3.300%, 02/01/2025
(Callable 11/01/2024)	3,851,000	3,819,494
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023
(Callable 07/23/2023)(1)	91,000	89,982
Smith & Nephew PLC,
2.032%, 10/14/2030
(Callable 07/14/2030)(1)	5,250,000	4,177,349
Smurfit Kappa Treasury Funding DAC,
7.500%, 11/20/2025(1)	7,800,000	8,507,681
Sodexo, Inc.,
1.634%, 04/16/2026
(Callable 03/16/2026)(1)(2)	15,000,000	13,512,501
Solvay Finance America LLC,
4.450%, 12/03/2025
(Callable 09/03/2025)(1)(2)	16,495,000	16,427,187
Southern Natural Gas Co. LLC:
7.350%, 02/15/2031	8,020,000	8,965,346
8.000%, 03/01/2032	2,523,000	2,948,731
Spectra Energy Partners LP,
4.750%, 03/15/2024
(Callable 12/15/2023)(1)	150,000	151,185
Steel Dynamics, Inc.,
2.800%, 12/15/2024
(Callable 11/15/2024)	325,000	317,191
Stellantis Finance US, Inc.,
1.711%, 01/29/2027
(Callable 12/29/2026)(2)	575,000	499,995
Sysco Corp.,
5.950%, 04/01/2030
(Callable 01/01/2030)	4,232,000	4,511,991
Targa Resources Corp.,
5.200%, 07/01/2027
(Callable 06/01/2027)(18)	5,000,000	5,021,624
TC PipeLines LP:
4.375%, 03/13/2025
(Callable 12/13/2024)(1)	5,500,000	5,529,048
3.900%, 05/25/2027
(Callable 02/25/2027)(1)	13,850,000	13,582,488
Timken Co.:
4.500%, 12/15/2028
(Callable 09/15/2028)	225,000	219,589
4.125%, 04/01/2032
(Callable 01/01/2032)	8,000,000	7,266,310
T-Mobile USA, Inc.,
3.875%, 04/15/2030
(Callable 01/15/2030)	18,806,000	17,550,814
Toll Road Investors Partnership II LP:
0.000%, 02/15/2026
(Insured by NATL)(1)(2)	5,000,000	4,048,821
0.000%, 02/15/2028
(Insured by NATL)(1)(2)	750,000	535,009
Toyota Motor Credit Corp.,
2.900%, 03/30/2023(1)	10,000,000	10,001,189

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
TransCanada PipeLines Ltd.,
5.600%, 03/31/2034(1)	$1,335,000	$1,369,297
Transcontinental Gas Pipe Line Co. LLC,
7.250%, 12/01/2026	4,748,000	5,270,630
Triton Container International Ltd.:
0.800%, 08/01/2023(1)(2)	6,575,000	6,230,338
2.050%, 04/15/2026
(Callable 03/15/2026)(1)(2)	10,000,000	8,842,276
TSMC Arizona Corp.,
2.500%, 10/25/2031
(Callable 07/25/2031)(1)	8,175,000	7,009,780
Tyson Foods, Inc.,
4.000%, 03/01/2026
(Callable 01/01/2026)	3,000,000	2,980,702
Vale Overseas Ltd.,
3.750%, 07/08/2030
(Callable 04/08/2030)(1)	9,500,000	8,326,845
Valero Energy Corp.,
2.150%, 09/15/2027
(Callable 07/15/2027)	300,000	267,018
Var Energi ASA,
5.000%, 05/18/2027
(Callable 04/18/2027)(1)(2)	10,000,000	9,955,956
Verisk Analytics, Inc.:
4.125%, 09/12/2022	250,000	250,433
4.125%, 03/15/2029
(Callable 12/15/2028)	3,000,000	2,890,613
Verizon Communications, Inc.:
4.125%, 03/16/2027	3,196,000	3,188,276
3.000%, 03/22/2027
(Callable 01/22/2027)	13,000,000	12,347,633
2.100%, 03/22/2028
(Callable 01/22/2028)	5,750,000	5,107,274
4.329%, 09/21/2028	2,351,000	2,338,197
4.016%, 12/03/2029
(Callable 09/03/2029)	5,628,000	5,450,830
2.355%, 03/15/2032
(Callable 12/15/2031)	2,309,000	1,914,481
Viterra Finance BV:
2.000%, 04/21/2026
(Callable 03/21/2026)(1)(2)	25,000,000	22,114,415
4.900%, 04/21/2027
(Callable 03/21/2027)(1)(2)	10,500,000	10,205,527
3.200%, 04/21/2031
(Callable 01/21/2031)(1)(2)	1,605,000	1,298,813
VMware, Inc.,
1.400%, 08/15/2026
(Callable 07/15/2026)	900,000	796,240
Volkswagen Group of
America Finance LLC:
4.250%, 11/13/2023(1)(2)	775,000	774,914
0.875%, 11/22/2023(1)(2)	6,875,000	6,587,373
2.850%, 09/26/2024(1)(2)	8,850,000	8,620,270
Vontier Corp.:
1.800%, 04/01/2026
(Callable 03/01/2026)	6,300,000	5,496,561
2.400%, 04/01/2028
(Callable 02/01/2028)	14,825,000	12,426,301
Wabtec Corp.:
4.375%, 08/15/2023
(Callable 05/15/2023)	12,427,000	12,450,861
3.450%, 11/15/2026
(Callable 08/15/2026)	11,050,000	10,068,204
4.950%, 09/15/2028
(Callable 06/15/2028)	1,500,000	1,448,556
Walgreens Boots Alliance, Inc.:
3.450%, 06/01/2026
(Callable 03/01/2026)	106,000	103,078
3.200%, 04/15/2030
(Callable 01/15/2030)	6,335,000	5,592,307
Waste Connections, Inc.,
3.200%, 06/01/2032
(Callable 03/01/2032)	875,000	779,938
Western Digital Corp.,
2.850%, 02/01/2029
(Callable 12/01/2028)	10,000,000	8,141,950
Western Midstream Operating LP,
4.500%, 03/01/2028
(Callable 12/01/2027)	7,195,000	6,511,475
Westinghouse Air Brake
Technologies Corp.,
3.200%, 06/15/2025
(Callable 05/15/2025)	5,000,000	4,767,348
Williams Companies, Inc.:
3.700%, 01/15/2023
(Callable 10/15/2022)	1,775,000	1,777,843
4.300%, 03/04/2024
(Callable 12/04/2023)	9,329,000	9,369,363
7.500%, 01/15/2031	3,400,000	3,905,586
Wipro IT Services LLC,
1.500%, 06/23/2026
(Callable 05/23/2026)(1)(2)	9,000,000	8,079,390
Woodside Finance Ltd.,
4.500%, 03/04/2029
(Callable 12/04/2028)(1)(2)	10,000,000	9,621,008
WRKCo, Inc.:
4.650%, 03/15/2026
(Callable 01/15/2026)	275,000	276,662
3.900%, 06/01/2028
(Callable 03/01/2028)	8,275,000	7,975,987
Yara International ASA,
3.800%, 06/06/2026
(Callable 03/06/2026)(1)(2)	1,150,000	1,099,882
Zoetis, Inc.,
4.500%, 11/13/2025
(Callable 08/13/2025)	2,000,000	2,025,747
Total Industrials
(Cost $1,514,222,344)		1,402,235,815	19.9%
Utilities
Ausgrid Finance Pty Ltd.:
3.850%, 05/01/2023
(Callable 02/01/2023)(1)(2)	6,200,000	6,198,731
4.350%, 08/01/2028
(Callable 05/01/2028)(1)(2)	4,400,000	4,280,684
Avangrid, Inc.,
3.800%, 06/01/2029
(Callable 03/01/2029)(1)	10,975,000	10,267,293
DTE Electric Company,
2.625%, 03/01/2031
(Callable 12/01/2030)	275,000	244,032
Duquesne Light Holdings, Inc.,
2.775%, 01/07/2032
(Callable 10/07/2031)(2)	12,400,000	10,161,982
East Ohio Gas Co.,
2.000%, 06/15/2030
(Callable 03/15/2030)(2)	550,000	457,149
Edison International,
2.950%, 03/15/2023
(Callable 01/15/2023)	448,000	444,202
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
EDP Finance BV,
3.625%, 07/15/2024(1)(2)	$275,000	$272,778
Enel Finance International NV:
4.625%, 06/15/2027
(Callable 05/15/2027)(1)(2)	10,000,000	9,837,512
3.500%, 04/06/2028(1)(2)	14,675,000	13,563,567
Entergy Corp.,
2.800%, 06/15/2030
(Callable 03/15/2030)	13,250,000	11,364,060
Eversource Energy,
1.650%, 08/15/2030
(Callable 05/15/2030)	275,000	219,008
Fells Point Funding Trust,
3.046%, 01/31/2027
(Callable 12/31/2026)(2)	325,000	299,692
FirstEnergy Corp.,
2.050%, 03/01/2025
(Callable 02/01/2025)	6,450,000	5,917,875
ITC Holdings Corp.:
3.350%, 11/15/2027
(Callable 08/15/2027)(1)	275,000	262,698
2.950%, 05/14/2030
(Callable 02/14/2030)(1)(2)	15,717,000	13,855,755
KeySpan Corp.,
8.000%, 11/15/2030(1)	2,000,000	2,336,409
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030
(Callable 02/15/2030)	6,000,000	5,461,062
Pacific Gas and Electric Co.:
3.450%, 07/01/2025	259,500	244,025
3.750%, 07/01/2028	259,500	229,079
Puget Energy, Inc.,
2.379%, 06/15/2028
(Callable 04/15/2028)	325,000	284,128
Southern Co.,
2.950%, 07/01/2023
(Callable 05/01/2023)	500,000	495,240
Total Utilities
(Cost $106,268,894)		96,696,961	1.4%
Financials
ABN AMRO Bank NV,
4.750%, 07/28/2025(1)(2)	26,048,000	25,922,501
AerCap Holdings NV:
2.875%, 08/14/2024
(Callable 07/14/2024)(1)	5,525,000	5,263,106
2.450%, 10/29/2026
(Callable 09/29/2026)(1)	10,000,000	8,707,628
Aetna, Inc.,
2.800%, 06/15/2023
(Callable 04/15/2023)	4,010,000	3,960,257
AIA Group Ltd.,
3.200%, 03/11/2025
(Callable 12/11/2024)(1)(2)	3,000,000	2,955,918
Air Lease Corp.:
2.625%, 07/01/2022	300,000	300,000
2.250%, 01/15/2023	3,800,000	3,761,399
2.750%, 01/15/2023
(Callable 12/15/2022)	250,000	248,220
4.250%, 02/01/2024
(Callable 01/01/2024)	525,000	518,648
AmFam Holdings, Inc.,
2.805%, 03/11/2031
(Callable 12/11/2030)(2)	7,000,000	5,888,676
Anthem, Inc.:
3.350%, 12/01/2024
(Callable 10/01/2024)	10,225,000	10,083,842
2.375%, 01/15/2025
(Callable 12/15/2024)	12,000,000	11,552,634
Aon PLC,
3.500%, 06/14/2024
(Callable 03/14/2024)	300,000	298,145
Australia & New Zealand
Banking Group Ltd.,
4.500%, 03/19/2024(1)(2)	275,000	275,320
Banco Santander SA:
5.179%, 11/19/2025(1)	5,000,000	4,997,642
1.722%, 09/14/2027 (1 Year CMT Rate +
0.900%) (Callable 09/14/2026)(1)(3)	4,500,000	3,905,898
2.749%, 12/03/2030(1)	4,000,000	3,176,949
3.225%, 11/22/2032 (1 Year CMT Rate +
1.600%) (Callable 11/22/2031)(1)(3)	2,000,000	1,581,805
Bank of America Corp.:
2.816%, 07/21/2023
(3 Month LIBOR USD + 0.930%)
(Callable 07/21/2022)(3)	3,500,000	3,498,892
4.000%, 04/01/2024	1,785,000	1,797,251
3.864%, 07/23/2024
(3 Month LIBOR USD + 0.940%)
(Callable 07/23/2023)(3)	10,300,000	10,254,767
3.458%, 03/15/2025
(3 Month LIBOR USD + 0.970%)
(Callable 03/15/2024)(3)	5,060,000	4,986,999
3.093%, 10/01/2025
(3 Month LIBOR USD + 1.090%)
(Callable 10/01/2024)(3)	3,295,000	3,188,393
1.734%, 07/22/2027 (SOFR + 0.960%)
(Callable 07/22/2026)(3)	5,000,000	4,444,480
3.824%, 01/20/2028
(3 Month LIBOR USD + 1.575%)
(Callable 01/20/2027)(3)	375,000	359,580
3.705%, 04/24/2028
(3 Month LIBOR USD + 1.512%)
(Callable 04/24/2027)(3)	5,050,000	4,813,917
4.376%, 04/27/2028 (SOFR + 1.580%)
(Callable 04/27/2027)(3)	7,675,000	7,555,813
3.419%, 12/20/2028
(3 Month LIBOR USD + 1.040%)
(Callable 12/20/2027)(3)	1,689,000	1,572,895
2.087%, 06/14/2029 (SOFR + 1.060%)
(Callable 06/14/2028)(3)	4,350,000	3,725,259
Bank of Ireland Group PLC,
2.029%, 09/30/2027 (1 Year CMT Rate +
1.100%) (Callable 09/30/2026)(1)(2)(3)	11,243,000	9,771,741
Bank of Montreal,
3.300%, 02/05/2024(1)	10,000,000	9,978,750
Bank of New Zealand,
3.500%, 02/20/2024(1)(3)	5,000,000	4,982,820
Bank of Nova Scotia:
1.625%, 05/01/2023(1)	10,000,000	9,859,216
4.500%, 12/16/2025(1)	7,000,000	6,992,045
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023(1)(3)	8,000,000	8,003,404
Barclays PLC:
3.650%, 03/16/2025(1)	275,000	268,921
3.932%, 05/07/2025
(3 Month LIBOR USD + 1.610%)
(Callable 05/07/2024)(1)(3)	4,500,000	4,426,704
4.337%, 01/10/2028
(Callable 01/10/2027)(1)	8,790,000	8,399,916

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
BBVA USA,
3.875%, 04/10/2025
(Callable 03/10/2025)	$4,700,000	$4,660,227
BNP Paribas SA:
3.500%, 03/01/2023(1)(2)	500,000	498,710
2.819%, 11/19/2025
(3 Month LIBOR USD + 1.111%)
(Callable 11/19/2024)(1)(2)(3)	5,000,000	4,776,383
4.375%, 05/12/2026(1)(2)	8,288,000	8,109,522
1.323%, 01/13/2027 (SOFR + 1.004%)
(Callable 01/13/2026)(1)(2)(3)	4,250,000	3,754,678
2.159%, 09/15/2029 (SOFR + 1.218%)
(Callable 09/15/2028)(1)(2)(3)	2,000,000	1,672,887
2.871%, 04/19/2032 (SOFR + 1.387%)
(Callable 04/19/2031)(1)(2)(3)	3,000,000	2,480,145
3.132%, 01/20/2033 (SOFR + 1.561%)
(Callable 01/20/2032)(1)(2)(3)	7,000,000	5,860,171
Boston Properties LP,
3.200%, 01/15/2025
(Callable 10/15/2024)	12,400,000	12,094,150
BPCE SA:
5.700%, 10/22/2023(1)(2)	5,675,000	5,757,913
4.625%, 07/11/2024(1)(2)	10,500,000	10,438,429
4.875%, 04/01/2026(1)(2)	3,386,000	3,334,887
3.116%, 10/19/2032 (SOFR + 1.730%)
(Callable 10/19/2031)(1)(2)(3)	11,500,000	9,266,051
Brown & Brown, Inc.:
4.200%, 09/15/2024
(Callable 06/15/2024)	10,461,000	10,424,895
4.500%, 03/15/2029
(Callable 12/15/2028)	8,747,000	8,545,819
2.375%, 03/15/2031
(Callable 12/15/2030)	3,500,000	2,770,640
4.200%, 03/17/2032
(Callable 12/17/2031)	10,000,000	9,102,408
Cantor Fitzgerald LP,
4.500%, 04/14/2027
(Callable 01/14/2027)(2)	5,000,000	4,805,215
Capital One Financial Corp.:
3.200%, 01/30/2023
(Callable 12/30/2022)	250,000	250,128
3.650%, 05/11/2027
(Callable 04/11/2027)	3,275,000	3,119,282
Centene Corp.,
2.450%, 07/15/2028
(Callable 05/15/2028)	5,450,000	4,545,518
Citigroup, Inc.:
2.876%, 07/24/2023
(3 Month LIBOR USD + 0.950%)
(Callable 07/24/2022)(3)	2,300,000	2,298,992
3.750%, 06/16/2024	500,000	501,921
3.352%, 04/24/2025
(3 Month LIBOR USD + 0.897%)
(Callable 04/24/2024)(3)	10,590,000	10,372,369
3.887%, 01/10/2028
(3 Month LIBOR USD + 1.563%)
(Callable 01/10/2027)(3)	14,000,000	13,460,344
3.057%, 01/25/2033 (SOFR + 1.351%)
(Callable 01/25/2032)(3)	10,000,000	8,476,544
3.785%, 03/17/2033 (SOFR + 1.939%)
(Callable 03/17/2032)(3)	7,425,000	6,689,873
Citizens Bank NA,
2.250%, 04/28/2025
(Callable 03/28/2025)	19,275,000	18,358,884
Citizens Financial Group, Inc.,
2.850%, 07/27/2026
(Callable 04/27/2026)	300,000	281,500
CNA Financial Corp.:
7.250%, 11/15/2023	1,980,000	2,070,411
4.500%, 03/01/2026
(Callable 12/01/2025)	5,370,000	5,374,893
3.900%, 05/01/2029
(Callable 02/01/2029)	4,000,000	3,755,584
2.050%, 08/15/2030
(Callable 05/15/2030)	875,000	703,684
CNO Global Funding,
2.650%, 01/06/2029(2)	15,000,000	13,067,052
Commonwealth Bank of Australia,
3.784%, 03/14/2032(1)(2)	20,000,000	17,618,777
Cooperatieve Rabobank UA:
4.375%, 08/04/2025(1)	7,700,000	7,635,369
3.750%, 07/21/2026(1)	1,826,000	1,741,100
3.649%, 04/06/2028
(1 Year CMT Rate + 1.220%)
(Callable 04/06/2027)(1)(2)(3)	7,700,000	7,313,914
Corebridge Financial, Inc.,
3.850%, 04/05/2029
(Callable 02/05/2029)(2)	13,825,000	12,776,103
Credit Agricole SA,
1.247%, 01/26/2027 (SOFR + 0.892%)
(Callable 01/26/2026)(1)(2)(3)	4,000,000	3,521,219
Credit Suisse Group AG:
4.207%, 06/12/2024
(3 Month LIBOR USD + 1.240%)
(Callable 06/12/2023)(1)(2)(3)	4,000,000	3,963,207
2.593%, 09/11/2025 (SOFR + 1.560%)
(Callable 09/11/2024)(1)(2)(3)	12,395,000	11,661,525
4.282%, 01/09/2028
(Callable 01/09/2027)(1)(2)	500,000	466,777
3.869%, 01/12/2029
(3 Month LIBOR USD + 1.410%)
(Callable 01/12/2028)(1)(2)(3)	250,000	224,654
Credit Suisse Group
Funding Guernsey Ltd.,
3.800%, 06/09/2023(1)	9,000,000	8,914,547
Danske Bank A/S:
1.621%, 09/11/2026
(1 Year CMT Rate + 1.350%)
(Callable 09/11/2025)(1)(2)(3)	5,000,000	4,474,821
4.298%, 04/01/2028
(1 Year CMT Rate + 1.750%)
(Callable 04/01/2027)(1)(2)(3)	25,000,000	23,711,010
Deutsche Bank AG:
3.300%, 11/16/2022(1)	5,175,000	5,173,491
2.222%, 09/18/2024 (SOFR + 2.159%)
(Callable 09/18/2023)(1)(3)	5,000,000	4,820,529
2.311%, 11/16/2027 (SOFR + 1.219%)
(Callable 11/16/2026)(1)(3)	3,450,000	2,977,288
3.035%, 05/28/2032 (SOFR + 1.718%)
(Callable 05/28/2031)(1)(3)	5,000,000	3,956,058
Discover Bank,
3.450%, 07/27/2026
(Callable 04/27/2026)	300,000	283,427
Discover Financial Services:
3.950%, 11/06/2024
(Callable 08/06/2024)	4,200,000	4,138,498
3.750%, 03/04/2025
(Callable 12/04/2024)	250,000	245,696
4.100%, 02/09/2027
(Callable 11/09/2026)	12,000,000	11,508,623

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Elevance Health, Inc.,
3.500%, 08/15/2024
(Callable 05/15/2024)	$300,000	$298,922
Equitable Financial Life Global Funding,
1.400%, 07/07/2025(2)	225,000	206,781
Federation des Caisses
Desjardins du Quebec,
2.050%, 02/10/2025(1)(2)	500,000	472,095
FirstMerit Bank NA,
4.270%, 11/25/2026	5,450,000	5,374,024
Goldman Sachs Group, Inc.:
2.905%, 07/24/2023
(3 Month LIBOR USD + 0.990%)
(Callable 07/24/2022)(3)	500,000	499,848
3.500%, 01/23/2025
(Callable 10/23/2024)	2,000,000	1,970,315
3.272%, 09/29/2025
(3 Month LIBOR USD + 1.201%)
(Callable 09/29/2024)(3)	3,500,000	3,400,492
1.093%, 12/09/2026 (SOFR + 0.789%)
(Callable 12/09/2025)(3)	2,000,000	1,781,319
1.948%, 10/21/2027 (SOFR + 0.913%)
(Callable 10/21/2026)(3)	15,700,000	13,895,322
2.640%, 02/24/2028 (SOFR + 1.114%)
(Callable 02/24/2027)(3)	2,000,000	1,815,154
3.615%, 03/15/2028 (SOFR + 1.846%)
(Callable 03/15/2027)(3)	26,125,000	24,725,238
3.691%, 06/05/2028
(3 Month LIBOR USD + 1.510%)
(Callable 06/05/2027)(3)	5,025,000	4,765,118
4.223%, 05/01/2029
(3 Month LIBOR USD + 1.301%)
(Callable 05/01/2028)(3)	3,100,000	2,979,697
Guardian Life Global Funding,
3.400%, 04/25/2023(2)	9,000,000	9,017,785
Hartford Financial Services Group, Inc.,
2.800%, 08/19/2029
(Callable 05/19/2029)	4,600,000	4,101,579
Health Care Service Corp.
A Mutual Legal Reserve Co.,
2.200%, 06/01/2030
(Callable 03/01/2030)(2)	10,275,000	8,711,354
High Street Funding Trust I,
4.111%, 02/15/2028
(Callable 11/15/2027)(2)	5,000,000	4,899,896
HSBC Holdings PLC:
3.600%, 05/25/2023(1)	2,700,000	2,709,162
3.803%, 03/11/2025
(3 Month LIBOR USD + 1.211%)
(Callable 03/11/2024)(1)(3)	3,000,000	2,957,994
4.292%, 09/12/2026
(3 Month LIBOR USD + 1.348%)
(Callable 09/12/2025)(1)(3)	7,485,000	7,312,770
2.251%, 11/22/2027 (SOFR + 1.100%)
(Callable 11/22/2026)(1)(3)	10,000,000	8,909,666
3.973%, 05/22/2030
(3 Month LIBOR USD + 1.610%)
(Callable 05/22/2029)(1)(3)	1,500,000	1,377,854
Humana, Inc.,
2.900%, 12/15/2022
(Callable 11/15/2022)	6,525,000	6,524,542
ING Groep NV:
4.100%, 10/02/2023(1)	475,000	476,265
3.550%, 04/09/2024(1)	4,300,000	4,261,267
4.017%, 03/28/2028 (SOFR + 1.830%)
(Callable 03/28/2027)(1)(3)	3,833,000	3,650,575
Invesco Finance PLC,
3.750%, 01/15/2026	300,000	296,325
Jackson National Life Global Funding,
3.250%, 01/30/2024(2)	10,350,000	10,239,849
Jefferies Group LLC:
4.850%, 01/15/2027	1,700,000	1,700,583
6.450%, 06/08/2027	3,325,000	3,555,004
John Hancock Life Insurance Co.,
7.375%, 02/15/2024(1)(2)	11,650,000	12,287,289
JPMorgan Chase & Co.:
2.414%, 10/24/2023
(3 Month LIBOR USD + 1.230%)
(Callable 10/24/2022)(3)	5,035,000	5,034,064
3.559%, 04/23/2024
(3 Month LIBOR USD + 0.730%)
(Callable 04/23/2023)(3)	1,075,000	1,071,695
4.023%, 12/05/2024
(3 Month LIBOR USD + 1.000%)
(Callable 12/05/2023)(3)	20,000,000	19,931,434
2.301%, 10/15/2025 (SOFR + 1.160%)
(Callable 10/15/2024)(3)	13,000,000	12,378,649
2.005%, 03/13/2026 (SOFR + 1.585%)
(Callable 03/13/2025)(3)	7,625,000	7,140,377
2.083%, 04/22/2026 (SOFR + 1.850%)
(Callable 04/22/2025)(3)	3,000,000	2,805,218
1.045%, 11/19/2026 (SOFR + 0.800%)
(Callable 11/19/2025)(3)	5,000,000	4,444,746
1.578%, 04/22/2027 (SOFR + 0.885%)
(Callable 04/22/2026)(3)	7,000,000	6,229,416
1.470%, 09/22/2027 (SOFR + 0.765%)
(Callable 09/22/2026)(3)	5,000,000	4,385,305
2.522%, 04/22/2031 (SOFR + 2.040%)
(Callable 04/22/2030)(3)	1,500,000	1,277,578
1.953%, 02/04/2032 (SOFR + 1.065%)
(Callable 02/04/2031)(3)	150,000	119,891
2.580%, 04/22/2032 (SOFR + 1.250%)
(Callable 04/22/2031)(3)	5,000,000	4,207,020
Kemper Corp.,
3.800%, 02/23/2032
(Callable 11/23/2031)	6,000,000	5,301,438
KeyBank NA,
3.400%, 05/20/2026	2,200,000	2,108,939
LeasePlan Corp. NV,
2.875%, 10/24/2024(1)(2)	10,250,000	9,814,748
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023(2)	966,000	965,286
4.569%, 02/01/2029(2)	1,559,000	1,532,898
Life Storage LP:
3.875%, 12/15/2027
(Callable 09/15/2027)	8,000,000	7,619,064
4.000%, 06/15/2029
(Callable 03/15/2029)	1,500,000	1,383,428
Lincoln National Corp.,
4.000%, 09/01/2023	250,000	251,306
Lloyds Bank PLC:
4.050%, 08/16/2023(1)	4,930,000	4,942,027
2.907%, 11/07/2023
(3 Month LIBOR USD + 0.810%)
(Callable 11/07/2022)(1)(3)	275,000	274,045
1.627%, 05/11/2027
(1 Year CMT Rate + 0.850%)
(Callable 05/11/2026)(1)(3)	8,850,000	7,865,048
3.750%, 03/18/2028
(1 Year CMT Rate + 1.800%)
(Callable 03/18/2027)(1)(3)	10,000,000	9,516,775

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
M&T Bank Corp.,
4.000%, 07/15/2024
(Callable 04/16/2024)	$5,000,000	$4,972,326
Macquarie Group Ltd.:
3.189%, 11/28/2023
(3 Month LIBOR USD + 1.023%)
(Callable 11/28/2022)(1)(2)(3)	5,800,000	5,786,357
4.150%, 03/27/2024
(3 Month LIBOR USD + 1.330%)
(Callable 03/27/2023)(1)(2)(3)	4,000,000	4,001,174
2.691%, 06/23/2032 (SOFR + 1.440%)
(Callable 06/23/2031)(1)(2)(3)	5,000,000	4,022,068
2.871%, 01/14/2033 (SOFR + 1.532%)
(Callable 01/14/2032)(1)(2)(3)	4,350,000	3,548,374
4.442%, 06/21/2033 (SOFR + 2.405%)
(Callable 06/21/2032)(1)(2)(3)	5,000,000	4,623,898
Marsh & McLennan Companies, Inc.:
3.875%, 03/15/2024
(Callable 02/15/2024)	1,550,000	1,553,370
2.250%, 11/15/2030
(Callable 08/15/2030)	550,000	464,086
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023(2)	9,019,000	9,321,445
MBIA Insurance Corp.,
12.304%, 01/15/2033
(3 Month LIBOR USD + 11.260%)
(Callable 01/15/2023)(2)(3)(9)	500,000	95,000
Metropolitan Life Global Funding I,
3.000%, 01/10/2023(2)	1,300,000	1,299,240
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025(2)	390,000	429,058
Mitsubishi UFJ Financial Group, Inc.:
3.455%, 03/02/2023(1)	2,000,000	2,002,768
2.801%, 07/18/2024(1)	500,000	487,043
2.193%, 02/25/2025(1)	5,000,000	4,745,358
1.538%, 07/20/2027
(1 Year CMT Rate + 0.750%)
(Callable 07/20/2026)(1)(3)	5,000,000	4,416,028
2.494%, 10/13/2032
(1 Year CMT Rate + 0.970%)
(Callable 10/13/2031)(1)(3)	6,000,000	4,937,994
Mizuho Bank Ltd.,
3.500%, 03/21/2023(1)(2)	500,000	500,515
Mizuho Financial Group, Inc.:
2.601%, 09/11/2022(1)	5,000,000	4,996,477
4.600%, 03/27/2024(1)(2)	7,000,000	7,017,764
3.922%, 09/11/2024
(3 Month LIBOR USD + 1.000%)
(Callable 09/11/2023)(1)(3)	3,000,000	2,990,606
Morgan Stanley:
2.584%, 10/24/2023
(3 Month LIBOR USD + 1.400%)
(Callable 10/24/2022)(3)	7,000,000	7,000,141
3.737%, 04/24/2024
(3 Month LIBOR USD + 0.847%)
(Callable 04/24/2023)(3)	300,000	298,955
2.188%, 04/28/2026 (SOFR + 1.990%)
(Callable 04/28/2025)(3)	10,000,000	9,361,528
3.125%, 07/27/2026	4,750,000	4,531,241
3.622%, 04/01/2031 (SOFR + 3.120%)
(Callable 04/01/2030)(3)	525,000	482,236
2.511%, 10/20/2032 (SOFR + 1.200%)
(Callable 10/20/2031)(3)	8,200,000	6,775,286
National Australia Bank Ltd.:
3.375%, 01/14/2026(1)	500,000	490,019
2.332%, 08/21/2030(1)(2)	7,850,000	6,310,227
Nationwide Building Society:
3.766%, 03/08/2024
(3 Month LIBOR USD + 1.064%)
(Callable 03/08/2023)(1)(2)(3)	5,000,000	4,986,928
4.000%, 09/14/2026(1)(2)	20,675,000	19,912,616
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031(2)	2,195,000	2,609,196
Nomura Holdings, Inc.:
1.653%, 07/14/2026(1)	13,725,000	12,018,074
2.710%, 01/22/2029(1)	5,000,000	4,268,076
Pacific Life Global Funding II,
1.200%, 06/24/2025(2)	550,000	505,119
Peachtree Corners Funding Trust,
3.976%, 02/15/2025(2)	6,556,000	6,485,547
Pine Street Trust I,
4.572%, 02/15/2029
(Callable 11/15/2028)(2)	5,000,000	4,829,331
Principal Financial Group, Inc.:
3.125%, 05/15/2023	325,000	324,254
3.100%, 11/15/2026
(Callable 08/15/2026)	850,000	806,799
Principal Life Global Funding II,
3.000%, 04/18/2026(2)	7,000,000	6,678,821
Protective Life Corp.,
4.300%, 09/30/2028
(Callable 06/30/2028)(1)(2)	1,400,000	1,379,722
Prudential Insurance Co. of America,
8.300%, 07/01/2025(2)	8,600,000	9,517,456
Realty Income Corp.,
3.875%, 07/15/2024
(Callable 04/15/2024)	300,000	300,435
Reliance Standard Life Global Funding II,
2.750%, 01/21/2027(1)(2)	11,775,000	10,931,150
Royal Bank of Scotland Group PLC:
3.875%, 09/12/2023(1)	475,000	473,434
4.269%, 03/22/2025
(3 Month LIBOR USD + 1.762%)
(Callable 03/22/2024)(1)(3)	7,454,000	7,377,357
5.076%, 01/27/2030
(3 Month LIBOR USD + 1.905%)
(Callable 01/27/2029)(1)(3)	4,700,000	4,600,024
4.445%, 05/08/2030
(3 Month LIBOR USD + 1.871%)
(Callable 05/08/2029)(1)(3)	6,850,000	6,449,704
Sammons Financial Group, Inc.,
4.750%, 04/08/2032
(Callable 01/08/2032)(2)	14,000,000	12,741,668
Santander UK Group Holdings PLC:
3.373%, 01/05/2024
(3 Month LIBOR USD + 1.080%)
(Callable 01/05/2023)(1)(3)	2,500,000	2,488,358
4.796%, 11/15/2024
(3 Month LIBOR USD + 1.570%)
(Callable 11/15/2023)(1)(3)	5,000,000	5,000,149
Santander UK PLC,
5.000%, 11/07/2023(1)(2)	3,950,000	3,977,571
SMBC Aviation Capital Finance DAC:
3.000%, 07/15/2022(1)(2)	4,000,000	3,999,435
3.550%, 04/15/2024
(Callable 03/15/2024)(1)(2)	6,550,000	6,373,160
1.900%, 10/15/2026
(Callable 09/15/2026)(1)(2)	2,000,000	1,698,833

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Societe Generale SA:
5.000%, 01/17/2024(1)(2)	$3,350,000	$3,363,802
2.625%, 01/22/2025(1)(2)	3,355,000	3,188,847
4.250%, 04/14/2025(1)(2)	5,846,000	5,728,831
2.226%, 01/21/2026
(1 Year CMT Rate + 1.050%)
(Callable 01/21/2025)(1)(2)(3)	3,968,000	3,697,093
4.250%, 08/19/2026(1)(2)	225,000	216,139
1.488%, 12/14/2026
(1 Year CMT Rate + 1.100%)
(Callable 12/14/2025)(1)(2)(3)	7,415,000	6,540,234
1.792%, 06/09/2027
(1 Year CMT Rate + 1.000%)
(Callable 06/09/2026)(1)(2)(3)	10,000,000	8,722,503
Standard Chartered PLC:
2.819%, 01/30/2026
(3 Month LIBOR USD + 1.209%)
(Callable 01/30/2025)(1)(2)(3)	19,825,000	18,769,427
3.971%, 03/30/2026
(1 Year CMT Rate + 1.650%)
(Callable 03/30/2025)(1)(2)(3)	4,500,000	4,396,183
1.456%, 01/14/2027
(1 Year CMT Rate + 1.000%)
(Callable 01/14/2026)(1)(2)(3)	4,500,000	3,967,202
2.608%, 01/12/2028
(1 Year CMT Rate + 1.180%)
(Callable 01/12/2027)(1)(2)(3)	5,000,000	4,465,763
State Street Corp.,
2.901%, 03/30/2026 (SOFR + 2.600%)
(Callable 03/30/2025)(3)	275,000	266,160
Stifel Financial Corp.:
4.250%, 07/18/2024	10,139,000	10,145,680
4.000%, 05/15/2030
(Callable 02/15/2030)	12,245,000	11,366,166
Sumitomo Mitsui Banking Corp.,
3.200%, 07/18/2022(1)	325,000	325,088
Sumitomo Mitsui Financial Group, Inc.:
1.474%, 07/08/2025(1)	250,000	229,597
3.544%, 01/17/2028(1)	2,094,000	1,988,123
Synchrony Financial:
4.250%, 08/15/2024
(Callable 05/15/2024)	5,275,000	5,242,245
4.500%, 07/23/2025
(Callable 04/23/2025)	775,000	754,013
3.700%, 08/04/2026
(Callable 05/04/2026)	3,000,000	2,777,673
Toronto-Dominion Bank:
2.650%, 06/12/2024(1)	500,000	490,657
4.456%, 06/08/2032(1)	13,000,000	12,854,848
Trinity Acquisition PLC,
4.400%, 03/15/2026
(Callable 12/15/2025)	1,125,000	1,114,605
Trustage Financial Group, Inc.,
4.625%, 04/15/2032
(Callable 01/15/2032)(2)	15,000,000	13,742,833
UBS Group AG:
1.494%, 08/10/2027
(1 Year CMT Rate + 0.850%)
(Callable 08/10/2026)(1)(2)(3)	5,000,000	4,375,414
4.751%, 05/12/2028
(1 Year CMT Rate + 1.750%)
(Callable 05/12/2027)(1)(2)(3)	1,500,000	1,484,446
UBS Group Funding Switzerland AG,
2.859%, 08/15/2023
(3 Month LIBOR USD + 0.954%)
(Callable 08/15/2022)(1)(2)(3)	300,000	299,895
Voya Financial, Inc.,
3.650%, 06/15/2026	2,910,000	2,817,090
Wells Fargo & Co.:
2.469%, 10/31/2023
(3 Month LIBOR USD + 1.230%)
(Callable 10/31/2022)(3)	5,000,000	5,002,733
1.654%, 06/02/2024 (SOFR + 1.600%)
(Callable 06/02/2023)(3)	5,000,000	4,883,320
2.406%, 10/30/2025
(3 Month LIBOR USD + 1.087%)
(Callable 10/30/2024)(3)	500,000	476,002
2.164%, 02/11/2026
(3 Month LIBOR USD + 0.750%)
(Callable 02/11/2025)(3)	5,000,000	4,699,324
2.188%, 04/30/2026 (SOFR + 2.000%)
(Callable 04/30/2025)(3)	16,000,000	14,968,836
3.196%, 06/17/2027
(3 Month LIBOR USD + 1.170%)
(Callable 06/17/2026)(3)	600,000	568,013
3.526%, 03/24/2028 (SOFR + 1.510%)
(Callable 03/24/2027)(3)	15,000,000	14,207,210
2.393%, 06/02/2028 (SOFR + 2.100%)
(Callable 06/02/2027)(3)	10,864,000	9,729,026
Western & Southern
Financial Group, Inc.,
5.750%, 07/15/2033(2)	250,000	273,347
Westpac Banking Corp.,
2.894%, 02/04/2030
(5 Year CMT Rate + 1.350%)
(Callable 02/04/2025)(1)(3)	2,300,000	2,179,152
Willis North America, Inc.:
3.600%, 05/15/2024
(Callable 03/15/2024)	8,150,000	8,027,619
4.650%, 06/15/2027
(Callable 05/15/2027)	8,000,000	7,869,141
4.500%, 09/15/2028
(Callable 06/15/2028)	8,800,000	8,446,822
Total Financials
(Cost $1,367,477,037)		1,279,716,473	18.1%
Total Corporate Bonds
(Cost $2,987,968,275)		2,778,649,249	39.4%
Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	2,685,000	2,667,518
City of Berwyn IL,
5.790%, 12/01/2022 (Insured by NATL)	180,000	180,371
City of College Park GA,
5.965%, 01/01/2031 (Insured by NATL)	2,555,000	2,764,190
County of Hamilton OH,
3.374%, 06/01/2034 (Insured by AGM)	10,000,000	9,149,144
County of Miami-Dade FL,
2.536%, 10/01/2033
(Callable 10/01/2030)	2,800,000	2,331,661
Dallas/Fort Worth International Airport,
1.329%, 11/01/2025	525,000	487,824
Florida Development Finance Corp.,
3.223%, 02/01/2032
(Callable 08/01/2031) (Insured by AGM)	5,250,000	4,639,287
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
GBG LLC,
2.250%, 09/01/2030(2)	$972,004	$853,467
Great Lakes Water Authority,
2.315%, 07/01/2031	2,000,000	1,724,079
Indiana Finance Authority,
2.683%, 09/15/2023	200,000	197,292
Massachusetts Educational
Financing Authority:
1.921%, 07/01/2027	10,000,000	9,028,433
2.161%, 07/01/2028	10,000,000	8,930,363
New Hampshire Business
Finance Authority:
3.250%, 04/01/2028
(Callable 01/01/2028)	7,000,000	6,205,838
3.300%, 04/01/2032
(Callable 01/01/2032)	13,600,000	11,185,392
New Jersey Higher Education
Student Assistance Authority:
5.000%, 12/01/2027	1,600,000	1,746,329
5.000%, 12/01/2028	1,225,000	1,340,908
5.000%, 12/01/2028	1,205,000	1,320,471
New Jersey Turnpike Authority,
3.223%, 01/01/2036
(Callable 07/01/2025)(2)	5,000,000	4,520,719
New York State Dormitory Authority,
3.000%, 08/01/2036
(Callable 08/01/2031) (Insured by BAM)	2,480,000	2,158,533
Niagara Area Development Corp.:
3.004%, 05/01/2025	1,000,000	974,093
3.204%, 05/01/2026	1,995,000	1,920,284
3.272%, 05/01/2027	2,060,000	1,959,817
3.372%, 05/01/2028	2,130,000	2,005,079
3.422%, 05/01/2029	2,200,000	2,046,247
North Carolina Housing Finance Agency,
3.000%, 01/01/2033
(Callable 01/01/2025)	385,000	384,659
North East Independent School District,
5.240%, 08/01/2027	2,100,000	2,237,148
San Diego Convention Center
Expansion Financing Authority:
1.987%, 04/15/2026	3,440,000	3,218,791
2.363%, 04/15/2028	1,325,000	1,209,927
South Dakota Housing
Development Authority,
2.700%, 11/01/2036
(Callable 11/01/2025)	465,000	458,502
Westvaco Corp.,
7.670%, 01/15/2027(2)	8,400,000	9,089,292
Total Municipal Bonds
(Cost $107,315,006)		96,935,658	1.4%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 1993-32, Class H,
6.000%, 03/25/2023	523	527
Federal Gold Loan Mortgage Corp. (FGLMC),
6.000%, 07/01/2028	1,479	1,585
Federal Home Loan Mortgage Corp. (FHLMC),
Series 1395, Class G, 6.000%,
10/15/2022 (Callable 07/15/2022)	55	55
Total U.S. Government Agency Issues
(Cost $2,029)		2,167	0.0%
Non-U.S. Government Agency Issues
AMRESCO Residential Securities
Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%,
08/25/2027 (Callable 07/25/2022)(4)	1	1
Arroyo Mortgage Trust,
Series 2022-1, Class A1A, 2.495%,
12/25/2056 (Callable 01/25/2025)(2)(7)	21,195,063	20,047,075
Banc of America Alternative Loan Trust,
Series 2006-2, Class 7A1, 6.000%,
10/25/2022 (Callable 07/25/2022)(6)	19,080	15,142
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%,
09/20/2034 (Callable 01/20/2023)	761,048	759,707
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.227%,
07/25/2034 (Callable 07/25/2022)(4)(6)	402,772	379,942
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%,
08/25/2036 (Callable 07/25/2022)(4)	161,208	162,249
Delta Funding Home Equity Loan Trust,
Series 1999-2, Class A7F, 7.030%,
08/15/2030 (Callable 07/15/2022)	6,069	5,837
FirstKey Homes Trust:
Series 2020-SFR2, Class A,
1.266%, 10/19/2037(2)	322,702	297,288
Series 2021-SFR2, Class A,
1.376%, 09/17/2038(2)	22,150,470	19,612,659
Series 2022-SFR1, Class A,
4.145%, 05/19/2039(2)	21,250,000	20,886,060
Home Partners of America Trust:
Series 2019-1, Class A, 2.908%,
09/19/2039 (Callable 09/17/2024)(2)	17,862,744	16,771,856
Series 2021-3, Class A,
2.200%, 01/17/2041(2)	33,988,464	30,437,149
IMC Home Equity Loan Trust,
Series 1998-1, Class A6,
7.020%, 06/20/2029(7)	71	70
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.190%,
03/25/2036 (Callable 07/25/2023)(4)	162,930	159,828
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1, 5.500%,
07/25/2033 (Callable 07/25/2022)	175,802	171,190
MFA Trust,
Series 2022-NQM1, Class A1, 4.112%,
12/25/2066 (Callable 03/25/2025)(2)(4)	33,324,529	32,253,512
Mill City Mortgage Loan Trust:
Series 2018-3, Class A1, 3.500%,
08/25/2058 (Callable 08/25/2030)(2)(4)	205,114	200,643
Series 2019-1, Class A1, 3.250%,
10/25/2069 (Callable 03/25/2031)(2)(4)	252,659	245,484
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%,
03/25/2057 (Callable 11/25/2027)(2)(4)	1,552,413	1,511,373
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%,
12/25/2022 (Callable 07/25/2022)	1,184	1,107
Soundview Home Loan Trust,
Series 2003-2, Class A2, 2.924%,
11/25/2033 (1 Month LIBOR USD +
1.300%) (Callable 07/25/2022)(3)	498,776	490,757

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 1.999%,
10/25/2043 (Callable 07/25/2022)(4)	$1,280,038	$1,250,811
Towd Point Mortgage Trust:
Series 2017-1, Class A1, 2.750%,
10/25/2056 (Callable 05/25/2026)(2)(4)	2,947,166	2,923,522
Series 2017-5, Class A1, 2.224%,
02/26/2057 (1 Month LIBOR USD +
0.600%) (Callable 02/25/2024)(2)(3)	1,234,056	1,221,377
Series 2017-6, Class A1, 2.750%,
10/25/2057 (Callable 08/25/2026)(2)(4)	47,519	46,431
Series 2019-1, Class A1, 3.656%,
03/25/2058 (Callable 12/25/2025)(2)(4)	4,547,475	4,436,423
Series 2018-6, Class A1A, 3.750%,
03/25/2058 (Callable 01/25/2026)(2)(4)	176,780	175,673
Series 2018-4, Class A1, 3.000%,
06/25/2058 (Callable 03/25/2026)(2)(4)	171,976	164,746
Series 2019-4, Class A1, 2.900%,
10/25/2059 (Callable 08/25/2028)(2)(4)	11,268,137	10,910,595
Series 2020-4, Class A1, 1.750%,
10/25/2060 (Callable 11/25/2026)(2)	14,354,025	13,178,171
WaMu Mortgage
Pass-Through Certificates Trust:
Series 2004-AR3, Class A1, 3.081%,
06/25/2034 (Callable 07/25/2022)(4)	904,400	856,305
Series 2004-CB2, Class 3A, 6.000%,
08/25/2034 (Callable 07/25/2022)(6)	1,174,459	1,170,053
Wells Fargo Home Equity
Asset-Backed Securities Trust,
Series 2004-2, Class A33, 2.624%,
10/25/2034 (1 Month LIBOR USD +
1.000%) (Callable 07/25/2022)(3)	1,051,076	1,014,400
Total Non-U.S. Government Agency Issues
(Cost $193,698,328)		181,757,436	2.6%
Total Residential Mortgage-Backed Securities
(Cost $193,700,357)		181,759,603	2.6%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K723, Class A2,
2.454%, 08/25/2023	13,624,727	13,507,143
Series K038, Class A2,
3.389%, 03/25/2024	2,325,000	2,324,076
Series K726, Class A2,
2.905%, 04/25/2024	114,303	113,355
Series K041, Class A2,
3.171%, 10/25/2024	5,195,000	5,166,202
Series K043, Class A2,
3.062%, 12/25/2024	4,250,000	4,208,525
Series K048, Class A2,
3.284%, 06/25/2025(4)	8,725,000	8,679,891
Series K734, Class A2,
3.208%, 02/25/2026	9,750,000	9,670,741
Series K062, Class A2,
3.413%, 12/25/2026	11,274,000	11,237,205
Series K063, Class A2,
3.430%, 01/25/2027(4)	300,000	299,106
Series K064, Class A2,
3.224%, 03/25/2027	1,325,000	1,309,596
Series K065, Class A2,
3.243%, 04/25/2027	2,075,000	2,051,778
Series K066, Class A2,
3.117%, 06/25/2027	170,000	167,040
Series K068, Class A2,
3.244%, 08/25/2027	24,446,000	24,154,328
Series K069, Class A2,
3.187%, 09/25/2027(4)	1,075,000	1,058,775
Series K071, Class A2,
3.286%, 11/25/2027	7,375,000	7,290,233
Total U.S. Government Agency Issues
(Cost $94,500,899)		91,237,994	1.3%
Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%,
05/17/2050 (Callable 03/15/2027)	575,000	560,041
Series 2017-BNK8, Class A4, 3.488%,
11/17/2050 (Callable 10/15/2027)	575,000	554,714
Series 2017-BNK9, Class A4, 3.538%,
11/17/2054 (Callable 12/15/2027)	9,275,000	8,986,460
Series 2017-BNK5, Class A5, 3.390%,
06/17/2060 (Callable 06/15/2027)	2,665,000	2,565,228
Series 2017-BNK7, Class ASB, 3.265%,
09/17/2060 (Callable 04/15/2027)	1,299,975	1,278,002
Series 2017-BNK7, Class A5, 3.435%,
09/17/2060 (Callable 09/15/2027)	950,000	915,083
Series 2018-BN10, Class A5, 3.688%,
02/17/2061 (Callable 01/15/2028)	895,000	869,272
Series 2022-BNK40, Class ASB, 3.507%,
03/17/2064 (Callable 12/15/2031)(4)	16,205,000	15,424,016
Benchmark Mortgage Trust,
Series 2022-B33, Class ASB, 3.469%,
03/17/2055 (Callable 01/15/2032)	6,407,000	6,094,948
CD Mortgage Trust:
Series 2017-CD6, Class ASB, 3.332%,
11/15/2050 (Callable 06/13/2027)	10,723,000	10,502,017
Series 2018-CD7, Class A4, 4.279%,
08/17/2051 (Callable 07/15/2028)	2,495,000	2,480,167
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB,
3.091%, 05/10/2058	268,011	264,716
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%,
04/10/2046 (Callable 03/10/2023)	11,975,000	11,905,478
Series 2015-GC27, Class A5, 3.137%,
02/10/2048 (Callable 12/10/2024)	14,085,576	13,731,413
Series 2015-GC35, Class A4, 3.818%,
11/13/2048 (Callable 11/10/2025)	15,860,000	15,657,755
Series 2017-P8, Class A4, 3.465%,
09/16/2050 (Callable 08/15/2027)	350,000	337,239
COMM Mortgage Trust:
Series 2014-CR19, Class A5, 3.796%,
08/12/2047 (Callable 08/10/2024)	225,000	222,604
Series 2013-CR11, Class A4, 4.258%,
08/12/2050 (Callable 09/10/2023)	13,025,000	13,053,098
Series 2017-COR2, Class A3, 3.510%,
09/12/2050 (Callable 07/10/2027)	16,210,172	15,627,103
CSAIL Commercial Mortgage Trust,
Series 2021-C20, Class ASB, 2.436%,
03/17/2054 (Callable 07/15/2029)	6,866,000	6,244,312
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A5,
4.155%, 07/12/2051(4)	9,372,252	9,263,628

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
GS Mortgage Securities Trust,
Series 2013-GC13, Class A4, 3.871%,
07/12/2046 (Callable 04/10/2023)(4)	$250,000	$248,678
J.P. Morgan Chase Commercial
Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%,
04/15/2046 (Callable 04/15/2023)	1,075,000	1,064,037
Series 2013-LC11, Class A4, 2.694%,
04/17/2046 (Callable 03/15/2023)	3,018,323	2,994,663
Series 2013-C10, Class ASB, 2.702%,
12/17/2047 (Callable 12/15/2022)	30,137	30,102
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2016-JP2, Class A4, 2.822%,
08/17/2049 (Callable 07/15/2026)	6,545,000	6,215,315
JPMBB Commercial
Mortgage Securities Trust:
Series 2013-C12, Class A5, 3.664%,
07/17/2045 (Callable 05/15/2023)	3,373,000	3,357,939
Series 2013-C17, Class A3, 3.928%,
01/17/2047 (Callable 11/15/2023)	85,875	84,444
Series 2014-C23, Class A5, 3.934%,
09/17/2047 (Callable 09/15/2024)	600,000	596,417
Series 2014-C25, Class ASB, 3.407%,
11/18/2047 (Callable 08/15/2024)	119,944	118,890
Series 2014-C26, Class A4, 3.494%,
01/17/2048 (Callable 12/15/2024)	14,480,202	14,201,488
Series 2015-C30, Class A5, 3.822%,
07/15/2048 (Callable 07/15/2025)	250,000	246,835
JPMCC Commercial
Mortgage Securities Trust,
Series 2017-C7, Class A5, 3.409%,
10/17/2050 (Callable 08/15/2027)	5,300,000	5,078,393
Morgan Stanley Bank of America
Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.918%,
02/16/2046 (Callable 01/15/2023)	12,980,000	12,906,728
Series 2014-C16, Class A4, 3.600%,
06/17/2047 (Callable 02/15/2024)	10,229,048	10,132,626
Series 2015-C27, Class A4, 3.753%,
12/17/2047 (Callable 10/15/2025)	29,745,000	29,228,083
Series 2015-C25, Class ASB, 3.383%,
10/19/2048 (Callable 06/15/2025)	126,634	125,307
Series 2016-C29, Class ASB, 3.140%,
05/17/2049 (Callable 11/15/2025)	4,555,444	4,473,549
Series 2017-C34, Class A4, 3.536%,
11/18/2052 (Callable 09/15/2027)	14,450,000	13,929,898
Morgan Stanley Capital I, Inc.,
Series 2022-L8, Class ASB, 3.922%,
04/16/2055 (Callable 01/15/2032)(4)	9,422,000	9,143,545
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%,
12/17/2047 (Callable 10/15/2024)	8,026,045	7,948,052
Series 2015-C26, Class ASB, 2.991%,
02/15/2048 (Callable 11/15/2024)	53,376	52,630
Series 2015-P2, Class ASB, 3.656%,
12/17/2048 (Callable 08/15/2025)	8,614,232	8,542,340
Series 2015-P2, Class A4, 3.809%,
12/17/2048 (Callable 11/15/2025)	21,269,144	20,981,275
Series 2019-C50, Class ASB, 3.635%,
05/17/2052 (Callable 08/15/2028)	4,100,000	3,990,070
Series 2019-C54, Class A4, 3.146%,
12/17/2052 (Callable 11/15/2029)	14,625,000	13,448,308
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%,
03/17/2045 (Callable 01/15/2023)	243,257	242,301
Series 2014-C24, Class ASB, 3.324%,
11/18/2047 (Callable 07/15/2024)	4,790,654	4,764,894
Series 2014-C24, Class A4, 3.343%,
11/18/2047 (Callable 09/15/2024)	250,000	243,770
Series 2013-C12, Class ASB, 2.838%,
03/17/2048 (Callable 12/15/2022)	1,216,101	1,212,073
Total Non-U.S. Government Agency Issues
(Cost $333,305,022)		312,139,944	4.4%
Total Commercial
Mortgage-Backed Securities
(Cost $427,805,921)		403,377,938	5.7%
Asset Backed Securities
Bank of The West Auto Trust,
Series 2019-1, Class A3, 2.430%,
04/15/2024 (Callable 05/15/2023)(2)	965,823	965,907
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 3.190%,
07/15/2031 (Callable 01/15/2025)(2)	12,375,000	12,172,900
GMF Floorplan Owner Revolving Trust,
Series 2019-2, Class A,
2.900%, 04/15/2026(2)	225,000	221,605
Louisiana Local Government
Environmental Facilities &
Community Development Authority,
3.615%, 02/01/2029	27,875,000	27,866,983
MMAF Equipment Finance LLC,
Series 2020-A, Class A3,
0.970%, 04/09/2027(2)	6,550,000	6,113,100
Navient Private Education Refi Loan Trust:
Series 2021-GA, Class A, 1.580%,
04/15/2070 (Callable 11/15/2028)(2)	18,452,938	16,314,429
Series 2022-BA, Class A, 4.160%,
10/15/2070 (Callable 02/15/2029)(2)	20,800,000	20,642,590
Nelnet Student Loan Trust:
Series 2021-A, Class APT1, 1.360%,
04/20/2062 (Callable 09/20/2029)(2)	6,559,301	6,066,643
Series 2021-DA, Class AFX, 1.630%,
04/20/2062 (Callable 05/20/2031)(2)	333,967	311,050
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%,
12/15/2023 (Callable 07/15/2022)	4,976	4,978
PFS Financing Corp.:
Series 2020-G, Class A,
0.970%, 02/17/2026(2)	4,985,000	4,732,409
Series 2021-A, Class A,
0.710%, 04/15/2026(2)	14,675,000	13,740,599
SBA Tower Trust,
1.840%, 10/15/2051
(Callable 04/15/2026)(2)	16,200,000	14,433,742
Synchrony Card Funding LLC,
Series 2022-A1, Class A,
3.370%, 04/15/2028	21,075,000	20,918,714
Texas Electric Market
Stabilization Funding N LLC,
4.265%, 08/01/2036(2)	16,275,000	16,150,734
Towd Point Mortgage Trust,
Series 2020-MH1, Class A1, 2.250%,
02/25/2060 (Callable 08/25/2022)(2)(4)	8,017,261	7,595,144

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%,
11/25/2031 (Callable 05/25/2024)(2)	$26,242,000	$25,671,803
Series 2020-1A, Class A, 1.350%,
05/25/2033 (Callable 05/25/2025)(2)	225,000	209,274
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A3, 0.980%,
11/20/2024 (Callable 10/20/2023)	80,180	79,201
Total Asset Backed Securities
(Cost $202,186,033)		194,211,805	2.8%
Total Long-Term Investments
(Cost $7,278,898,861)		6,830,704,926	96.9%
Short-Term Investment
	Shares
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 1.31%(5)	287,057,352	287,057,352
Total Short-Term Investment
(Cost $287,057,352)		287,057,352	4.1%
Total Investments
(Cost $7,565,956,213)		7,117,762,278	101.0%
Liabilities in Excess of Other Assets		(69,119,740)	(1.0)%
TOTAL NET ASSETS		$7,048,642,538	100.0%
Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Co.
NATL	National Public Finance Guarantee Corp.
CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2022, the value of these securities totaled $1,336,858,257, which represented 18.97% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2022.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2022.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$3,158,298,975	$—	$3,158,298,975
Other Government Related Security	—	17,471,698	—	17,471,698
Corporate Bonds	—	2,778,649,249	—	2,778,649,249
Municipal Bonds	—	96,935,658	—	96,935,658
Residential Mortgage-Backed Securities – U.S. Government Agency Issues	—	2,167	—	2,167
Residential Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	181,757,436	—	181,757,436
Commercial Mortgage-Backed Securities – U.S. Government Agency Issues	—	91,237,994	—	91,237,994
Commercial Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	312,139,944	—	312,139,944
Asset Backed Securities	—	194,211,805	—	194,211,805
Total Long-Term Investments	—	6,830,704,926	—	6,830,704,926
Short-Term Investment
Money Market Mutual Fund	287,057,352	—	—	287,057,352
Total Short-Term Investment	287,057,352	—	—	287,057,352
Total Investments	$287,057,352	$6,830,704,926	$—	$7,117,762,278

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
June 30, 2022 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$35,113,244,946

	SEC 30-Day Yield(3)
	Institutional Class	3.44%
	Investor Class	3.19%

	Average Effective Duration	6.44 years

	Average Effective Maturity	8.42 years

	Annualized Expense Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio Turnover Rate	24%	(5)

	Number of Holdings	1,553
Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2022.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2022.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Aggregate Bond Fund
June 30, 2022 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2022	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-11.03%	-11.02%	1.07%	2.13%	4.48%
Investor Class Shares	-11.08%	-11.19%	0.82%	1.89%	4.23%
Bloomberg U.S. Aggregate Bond Index(2)	-10.35%	-10.29%	0.88%	1.54%	4.03%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2022.
(2)
The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s invasion of Ukraine, the sanctions imposed against Russia by certain countries and Russia’s countermeasures against those countries, has resulted in increased market volatility and may have a significant negative impact on the global economy. The ongoing coronavirus (COVID-19) pandemic and measures taken to limit its spread present a continued risk to global growth and asset prices. The performance of the Fund may be affected by changes in interest rates – generally, when interest rates rise, the market value of the bonds in which the Fund invests declines and when interest rates decline, the market value rises. The Federal Reserve has begun to rapidly raise interest rates in an attempt to control inflation not seen in 40 years, both of which pose a risk to the U.S. economy. The Federal Reserve may not be able to successfully control inflation without causing a recession or without negatively impacting asset prices and increasing market volatility. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
0.375%, 07/15/2024	$517,250,000	$490,619,704
0.250%, 05/31/2025	506,675,000	467,546,233
2.875%, 06/15/2025	75,000,000	74,777,325
2.250%, 11/15/2025	955,450,000	930,593,376
1.125%, 10/31/2026	785,975,000	724,478,595
2.000%, 11/15/2026	212,800,000	203,456,750
2.250%, 11/15/2027	526,475,000	504,737,342
1.125%, 08/31/2028	1,322,225,000	1,176,728,604
2.375%, 03/31/2029	160,000,000	153,487,520
1.250%, 08/15/2031	749,400,000	645,128,019
2.875%, 05/15/2032	253,675,000	250,821,156
1.375%, 11/15/2040	1,036,475,000	746,464,434
2.250%, 05/15/2041	49,800,000	41,555,765
2.875%, 05/15/2043	1,236,020,000	1,127,095,738
2.500%, 02/15/2045	1,570,375,000	1,331,874,297
1.250%, 05/15/2050	240,625,000	153,097,656
1.375%, 08/15/2050	230,475,000	151,708,369
Total U.S. Treasury Securities
(Cost $10,320,939,089)		9,174,170,883	26.1%
Other Government Related Securities
Comision Federal de Electricidad,
4.875%, 01/15/2024(1)(2)	3,423,000	3,397,328
Freeport Indonesia PT,
5.315%, 04/14/2032
(Callable 01/01/2032)(1)(2)	15,000,000	13,597,500
NBN Co. Ltd.:
2.625%, 05/05/2031
(Callable 02/05/2031)(1)(2)	13,625,000	11,619,656
2.500%, 01/08/2032
(Callable 10/08/2031)(1)(2)	46,650,000	39,111,934
Petroleos Mexicanos:
5.950%, 01/28/2031
(Callable 10/28/2030)(1)	558,000	408,110
6.700%, 02/16/2032
(Callable 11/16/2031)(1)	1,020,000	777,750
6.350%, 02/12/2048(1)	8,500,000	4,993,750
Total Other Government
Related Securities
(Cost $88,504,602)		73,906,028	0.2%
Corporate Bonds
Industrials
Abbott Laboratories,
4.900%, 11/30/2046
(Callable 05/30/2046)	4,700,000	4,925,147
AbbVie, Inc.:
3.250%, 10/01/2022
(Callable 07/01/2022)	17,863,000	17,863,000
3.850%, 06/15/2024
(Callable 03/15/2024)	12,067,000	12,056,814
3.800%, 03/15/2025
(Callable 12/15/2024)	16,425,000	16,293,516
2.950%, 11/21/2026
(Callable 09/21/2026)	9,625,000	9,120,136
4.550%, 03/15/2035
(Callable 09/15/2034)	26,098,000	25,385,458
4.500%, 05/14/2035
(Callable 11/14/2034)	17,395,000	16,882,905
4.300%, 05/14/2036
(Callable 11/14/2035)	6,000,000	5,635,855
4.050%, 11/21/2039
(Callable 05/21/2039)	12,700,000	11,324,982
Adventist Health System:
2.952%, 03/01/2029
(Callable 12/01/2028)	19,250,000	17,638,647
3.630%, 03/01/2049
(Callable 09/01/2048)	9,000,000	7,382,409
Agilent Technologies, Inc.,
2.100%, 06/04/2030
(Callable 03/04/2030)	14,000,000	11,405,299
Air Products and Chemicals, Inc.,
2.700%, 05/15/2040
(Callable 11/15/2039)	10,425,000	8,337,209
Alcon Finance Corp.:
2.750%, 09/23/2026
(Callable 07/23/2026)(1)(2)	14,770,000	13,805,886
3.800%, 09/23/2049
(Callable 03/23/2049)(1)(2)	7,000,000	5,559,159
Allegion PLC,
3.500%, 10/01/2029
(Callable 07/01/2029)	21,494,000	19,010,173
Allegion US Holding Co., Inc.:
3.200%, 10/01/2024
(Callable 08/01/2024)	29,750,000	29,022,620
3.550%, 10/01/2027
(Callable 07/01/2027)	11,975,000	11,010,362
5.411%, 07/01/2032
(Callable 04/01/2032)	12,675,000	12,589,236
Amgen, Inc.:
3.150%, 02/21/2040
(Callable 08/21/2039)	13,350,000	10,553,208
4.400%, 05/01/2045
(Callable 11/01/2044)	12,300,000	11,091,974
4.200%, 02/22/2052
(Callable 08/22/2051)	4,000,000	3,509,468
Anglo American Capital PLC:
4.875%, 05/14/2025(1)(2)	3,376,000	3,398,784
4.750%, 04/10/2027(1)(2)	10,000,000	9,879,190
4.000%, 09/11/2027(1)(2)	2,570,000	2,443,255
2.625%, 09/10/2030
(Callable 06/10/2030)(1)(2)	35,000,000	28,802,453
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029
(Callable 10/23/2028)(1)	4,075,000	4,145,757
4.375%, 04/15/2038
(Callable 10/15/2037)(1)	7,000,000	6,419,956
5.450%, 01/23/2039
(Callable 07/23/2038)(1)	20,000,000	20,333,949
4.900%, 02/01/2046
(Callable 08/01/2045)(1)	67,184,000	63,145,558
AP Moller – Maersk A/S:
3.875%, 09/28/2025
(Callable 06/28/2025)(1)(2)	8,900,000	8,879,684
4.500%, 06/20/2029
(Callable 03/20/2029)(1)(2)	8,000,000	7,784,395
Apple, Inc.,
2.650%, 05/11/2050
(Callable 11/11/2049)	10,000,000	7,376,095
AptarGroup, Inc.,
3.600%, 03/15/2032
(Callable 12/15/2031)	7,500,000	6,652,368
ArcelorMittal:
4.550%, 03/11/2026(1)	13,000,000	12,811,723
4.250%, 07/16/2029(1)	25,000,000	23,733,627
7.000%, 10/15/2039(1)	15,906,000	16,045,177
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
AT&T, Inc.:
2.550%, 12/01/2033
(Callable 09/01/2033)	$22,965,000	$18,629,981
4.900%, 08/15/2037
(Callable 02/14/2037)	20,000,000	19,920,019
3.550%, 09/15/2055
(Callable 03/15/2055)	60,110,000	45,036,816
3.800%, 12/01/2057
(Callable 06/01/2057)	19,423,000	15,000,825
3.650%, 09/15/2059
(Callable 03/15/2059)	49,359,000	36,967,319
BAE Systems PLC,
1.900%, 02/15/2031
(Callable 11/15/2030)(1)(2)	18,500,000	14,881,332
Bayer US Finance II LLC:
5.500%, 08/15/2025(1)(2)	14,400,000	14,452,652
4.250%, 12/15/2025
(Callable 10/15/2025)(1)(2)	14,440,000	14,251,364
Bayport Polymers LLC,
4.743%, 04/14/2027
(Callable 03/14/2027)(2)	61,325,000	59,554,588
Becle SAB de,
2.500%, 10/14/2031
(Callable 07/14/2031)(1)(2)	17,375,000	13,885,200
Becton Dickinson and Co.:
3.363%, 06/06/2024
(Callable 04/06/2024)	2,855,000	2,825,512
3.734%, 12/15/2024
(Callable 09/15/2024)	1,094,000	1,088,957
2.823%, 05/20/2030
(Callable 02/20/2030)	15,000,000	13,193,828
4.875%, 05/15/2044
(Callable 11/15/2043)	10,815,000	9,810,406
Bell Canada, Inc.:
4.464%, 04/01/2048
(Callable 10/01/2047)(1)	1,225,000	1,122,504
4.300%, 07/29/2049
(Callable 01/29/2049)(1)	4,123,000	3,691,139
Bimbo Bakeries USA, Inc.,
4.000%, 05/17/2051
(Callable 11/17/2050)(1)(2)	18,930,000	15,334,814
Boardwalk Pipelines LP:
4.950%, 12/15/2024
(Callable 09/15/2024)	27,631,000	27,820,388
5.950%, 06/01/2026
(Callable 03/01/2026)	28,506,000	29,600,396
4.450%, 07/15/2027
(Callable 04/15/2027)	14,877,000	14,393,657
4.800%, 05/03/2029
(Callable 02/03/2029)	16,918,000	16,392,089
3.400%, 02/15/2031
(Callable 11/15/2030)	5,825,000	4,966,559
3.600%, 09/01/2032
(Callable 06/01/2032)	25,550,000	21,616,744
Boeing Co.:
2.196%, 02/04/2026
(Callable 02/04/2023)	47,500,000	42,814,868
5.040%, 05/01/2027
(Callable 03/01/2027)	5,140,000	5,077,129
5.150%, 05/01/2030
(Callable 02/01/2030)	26,150,000	25,100,811
Bon Secours Mercy Health, Inc.:
3.464%, 06/01/2030
(Callable 12/01/2029)	8,000,000	7,501,288
3.205%, 06/01/2050
(Callable 12/01/2049)	10,800,000	8,051,352
BorgWarner, Inc.,
5.000%, 10/01/2025(2)	27,301,000	27,537,808
Boston Scientific Corp.,
1.900%, 06/01/2025
(Callable 05/01/2025)	15,000,000	14,168,418
Bristol-Myers Squibb Co.,
3.700%, 03/15/2052
(Callable 09/15/2051)	10,000,000	8,636,739
British Telecommunications PLC,
9.625%, 12/15/2030(1)	33,647,000	41,871,000
Broadcom, Inc.:
3.625%, 10/15/2024
(Callable 09/15/2024)	13,075,000	12,944,151
3.150%, 11/15/2025
(Callable 10/15/2025)	23,600,000	22,727,481
4.000%, 04/15/2029
(Callable 02/15/2029)(2)	6,000,000	5,559,572
4.750%, 04/15/2029
(Callable 01/15/2029)	43,900,000	42,536,313
5.000%, 04/15/2030
(Callable 01/15/2030)	11,000,000	10,785,484
4.150%, 04/15/2032
(Callable 01/15/2032)(2)	33,000,000	29,792,539
3.137%, 11/15/2035
(Callable 08/15/2035)(2)	12,000,000	9,112,588
3.500%, 02/15/2041
(Callable 08/15/2040)(2)	21,000,000	15,836,514
Broadridge Financial Solutions, Inc.,
2.900%, 12/01/2029
(Callable 09/01/2029)	11,300,000	9,892,053
Bunge Limited Finance Corp.:
3.000%, 09/25/2022
(Callable 08/25/2022)	15,000,000	14,996,901
1.630%, 08/17/2025
(Callable 07/17/2025)	10,000,000	9,212,103
3.250%, 08/15/2026
(Callable 05/15/2026)	11,550,000	10,961,970
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045
(Callable 10/01/2044)	3,000,000	2,725,676
Cameron LNG LLC,
3.302%, 01/15/2035
(Callable 09/15/2034)(2)	20,000,000	17,114,304
Campbell Soup Co.,
3.950%, 03/15/2025
(Callable 01/15/2025)	21,325,000	21,271,107
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037(1)	982,000	1,049,627
Carlisle Companies, Inc.:
3.500%, 12/01/2024
(Callable 10/01/2024)	5,000,000	4,942,560
2.750%, 03/01/2030
(Callable 12/01/2029)	16,000,000	13,444,115
Carrier Global Corp.:
2.242%, 02/15/2025
(Callable 01/15/2025)	1,130,000	1,073,761
2.493%, 02/15/2027
(Callable 12/15/2026)	25,975,000	23,630,730
2.722%, 02/15/2030
(Callable 11/15/2029)	6,861,000	5,924,008
2.700%, 02/15/2031
(Callable 11/15/2030)	18,500,000	15,652,062
3.377%, 04/05/2040
(Callable 10/05/2039)	10,000,000	7,839,197

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
CCL Industries, Inc.,
3.050%, 06/01/2030
(Callable 03/01/2030)(1)(2)	$20,000,000	$17,371,334
CDW LLC / CDW Finance Corp.,
2.670%, 12/01/2026
(Callable 11/01/2026)	9,000,000	8,018,408
Celanese US Holdings LLC,
3.500%, 05/08/2024
(Callable 04/08/2024)	10,640,000	10,511,118
Cellnex Finance Co.,
3.875%, 07/07/2041
(Callable 04/07/2041)(1)(2)	37,184,000	25,463,975
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027
(Callable 08/02/2027)(1)	12,000,000	11,025,000
CF Industries, Inc.,
5.150%, 03/15/2034	3,000,000	2,927,848
Charter Communications Operating LLC:
4.908%, 07/23/2025
(Callable 04/23/2025)	54,750,000	54,877,020
3.750%, 02/15/2028
(Callable 11/15/2027)	5,000,000	4,617,293
5.050%, 03/30/2029
(Callable 12/30/2028)	36,857,000	35,473,403
2.300%, 02/01/2032
(Callable 11/01/2031)	15,525,000	11,746,651
6.384%, 10/23/2035
(Callable 04/23/2035)	37,906,000	38,122,577
3.500%, 06/01/2041
(Callable 12/01/2040)	22,225,000	15,555,289
3.500%, 03/01/2042
(Callable 09/01/2041)	11,050,000	7,668,048
4.400%, 12/01/2061
(Callable 06/01/2061)	24,375,000	17,530,697
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024
(Callable 01/01/2024)	4,000,000	4,144,804
5.875%, 03/31/2025
(Callable 10/02/2024)	5,646,000	5,780,765
5.125%, 06/30/2027
(Callable 01/01/2027)	30,119,000	30,229,985
3.700%, 11/15/2029
(Callable 05/18/2029)	13,723,000	12,552,455
2.742%, 12/31/2039
(Callable 07/04/2039)	15,000,000	11,837,573
Church & Dwight Co., Inc.,
5.000%, 06/15/2052
(Callable 12/15/2051)	6,725,000	6,874,982
Cia Cervecerias Unidas SA,
3.350%, 01/19/2032
(Callable 10/19/2031)(1)(2)	25,000,000	21,260,000
Cigna Corp.:
3.000%, 07/15/2023
(Callable 05/16/2023)	5,512,000	5,470,632
3.500%, 06/15/2024
(Callable 03/17/2024)	9,000,000	8,943,452
4.125%, 11/15/2025
(Callable 09/15/2025)	3,190,000	3,193,497
4.500%, 02/25/2026
(Callable 11/27/2025)	9,810,000	9,907,926
2.400%, 03/15/2030
(Callable 12/15/2029)	15,000,000	12,917,154
4.800%, 08/15/2038
(Callable 02/15/2038)	5,000,000	4,863,385
CNH Industrial Capital LLC:
1.950%, 07/02/2023(1)	22,275,000	21,770,038
4.200%, 01/15/2024(1)	2,450,000	2,451,636
1.875%, 01/15/2026
(Callable 12/15/2025)(1)	20,000,000	18,127,673
CNH Industrial NV,
3.850%, 11/15/2027
(Callable 08/15/2027)(1)	23,656,000	22,273,240
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025
(Callable 03/01/2025)(1)	6,199,000	6,250,029
5.800%, 06/01/2045
(Callable 12/01/2044)(1)	10,776,000	11,061,889
Comcast Corp.:
3.300%, 04/01/2027
(Callable 02/01/2027)	9,125,000	8,840,898
3.200%, 07/15/2036
(Callable 01/15/2036)	6,000,000	5,080,219
3.969%, 11/01/2047
(Callable 05/01/2047)	8,622,000	7,455,615
2.987%, 11/01/2063
(Callable 05/01/2063)	14,646,000	9,989,640
CommonSpirit Health,
3.347%, 10/01/2029
(Callable 04/01/2029)	17,635,000	16,277,710
Conagra Brands, Inc.:
7.125%, 10/01/2026	6,441,000	7,062,876
7.000%, 10/01/2028	4,300,000	4,644,600
5.300%, 11/01/2038
(Callable 05/01/2038)	5,000,000	4,714,150
Corning, Inc.,
4.375%, 11/15/2057
(Callable 05/15/2057)	9,000,000	7,363,157
Cox Communications, Inc.:
3.850%, 02/01/2025
(Callable 11/01/2024)(2)	4,725,000	4,668,335
3.350%, 09/15/2026
(Callable 06/15/2026)(2)	25,300,000	24,186,812
4.800%, 02/01/2035
(Callable 08/01/2034)(2)	14,000,000	13,284,694
3.600%, 06/15/2051
(Callable 12/15/2050)(2)	21,000,000	15,790,890
CSL Finance PLC:
4.050%, 04/27/2029
(Callable 02/27/2029)(1)(2)	7,500,000	7,362,900
4.750%, 04/27/2052
(Callable 10/27/2051)(1)(2)	5,000,000	4,776,901
CSX Corp.,
4.650%, 03/01/2068
(Callable 09/01/2067)	9,000,000	8,128,306
CVS Health Corp.:
3.625%, 04/01/2027
(Callable 02/01/2027)	3,000,000	2,922,402
3.250%, 08/15/2029
(Callable 05/15/2029)	8,000,000	7,302,895
4.780%, 03/25/2038
(Callable 09/25/2037)	40,059,000	37,918,068
2.700%, 08/21/2040
(Callable 02/21/2040)	5,000,000	3,609,847
5.125%, 07/20/2045
(Callable 01/20/2045)	44,155,000	42,531,082
5.050%, 03/25/2048
(Callable 09/25/2047)	37,300,000	35,705,352

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Danone SA,
2.589%, 11/02/2023
(Callable 09/02/2023)(1)(2)	$19,600,000	$19,367,302
Dell International LLC / EMC Corp.:
5.450%, 06/15/2023
(Callable 04/15/2023)	3,973,000	4,013,142
6.020%, 06/15/2026
(Callable 03/15/2026)	80,596,000	83,655,169
6.100%, 07/15/2027
(Callable 05/15/2027)	5,580,000	5,850,392
Dentsply Sirona,
3.250%, 06/01/2030
(Callable 03/01/2030)	27,000,000	22,789,035
Deutsche Telekom
International Finance BV,
8.750%, 06/15/2030(1)	8,661,000	10,678,352
Dignity Health,
5.267%, 11/01/2064	2,921,000	2,843,796
Dollar General Corp.,
3.500%, 04/03/2030
(Callable 01/03/2030)	7,000,000	6,441,358
DuPont de Nemours, Inc.:
4.493%, 11/15/2025
(Callable 09/15/2025)	10,000,000	10,068,080
5.319%, 11/15/2038
(Callable 05/15/2038)	29,000,000	28,706,296
DXC Technology Co.:
1.800%, 09/15/2026
(Callable 08/15/2026)	29,000,000	26,059,401
2.375%, 09/15/2028
(Callable 07/15/2028)	65,000,000	55,929,241
Eagle Materials, Inc.,
2.500%, 07/01/2031
(Callable 04/01/2031)	8,700,000	6,871,216
Eastern Gas Transmission
and Storage, Inc.:
4.800%, 11/01/2043
(Callable 05/01/2043)(2)	4,017,000	3,756,354
4.600%, 12/15/2044
(Callable 06/15/2044)(2)	3,674,000	3,367,216
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023
(Callable 02/04/2023)	4,000,000	3,975,625
Element Fleet Management Corp.,
3.850%, 06/15/2025
(Callable 05/15/2025)(1)(2)	18,492,000	18,163,235
Enbridge Energy Partners LP:
7.500%, 04/15/2038(1)	4,500,000	5,280,309
7.375%, 10/15/2045
(Callable 04/15/2045)(1)	20,000,000	23,823,511
Energy Transfer LP:
3.900%, 05/15/2024
(Callable 02/15/2024)	5,000,000	4,961,168
3.900%, 07/15/2026
(Callable 04/15/2026)	10,000,000	9,608,780
5.500%, 06/01/2027
(Callable 03/01/2027)	7,019,000	7,124,358
4.000%, 10/01/2027
(Callable 07/01/2027)	2,000,000	1,892,885
5.250%, 04/15/2029
(Callable 01/15/2029)	22,666,000	22,449,689
3.750%, 05/15/2030
(Callable 02/15/2030)	2,775,000	2,500,882
4.900%, 03/15/2035
(Callable 09/15/2034)	4,550,000	4,080,782
6.625%, 10/15/2036	6,460,000	6,484,968
5.800%, 06/15/2038
(Callable 12/15/2037)	7,797,000	7,303,279
7.500%, 07/01/2038	8,947,000	9,583,415
6.050%, 06/01/2041
(Callable 12/01/2040)	1,611,000	1,546,964
6.500%, 02/01/2042
(Callable 08/01/2041)	7,603,000	7,577,645
5.950%, 10/01/2043
(Callable 04/01/2043)	3,550,000	3,307,645
6.125%, 12/15/2045
(Callable 06/15/2045)	5,797,000	5,529,046
5.400%, 10/01/2047
(Callable 04/01/2047)	7,425,000	6,514,502
6.000%, 06/15/2048
(Callable 12/15/2047)	10,000,000	9,394,086
6.250%, 04/15/2049
(Callable 10/15/2048)	3,850,000	3,731,866
Energy Transfer Partners LP,
4.050%, 03/15/2025
(Callable 12/15/2024)	21,190,000	20,870,792
Eni SpA,
4.250%, 05/09/2029
(Callable 02/09/2029)(1)(2)	18,250,000	17,819,944
Enterprise Products Operating LLC:
5.750%, 03/01/2035	4,930,000	4,957,882
3.200%, 02/15/2052
(Callable 08/15/2051)	30,725,000	22,063,632
EQT Midstream Partners LP:
4.000%, 08/01/2024
(Callable 05/01/2024)	1,123,000	1,042,470
4.125%, 12/01/2026
(Callable 09/01/2026)	10,000,000	8,637,500
Equinix, Inc.:
3.200%, 11/18/2029
(Callable 08/18/2029)	2,000,000	1,776,675
2.150%, 07/15/2030
(Callable 04/15/2030)	7,675,000	6,209,045
ERAC USA Finance LLC,
3.300%, 12/01/2026
(Callable 09/01/2026)(2)	20,225,000	19,137,995
Exxon Mobil Corp.,
2.992%, 03/19/2025
(Callable 02/19/2025)	33,700,000	33,180,174
FedEx Corp.,
4.950%, 10/17/2048
(Callable 04/17/2048)	15,000,000	14,281,655
Ferguson Finance PLC:
4.500%, 10/24/2028
(Callable 07/24/2028)(2)	34,125,000	33,142,506
3.250%, 06/02/2030
(Callable 03/02/2030)(2)	28,100,000	24,318,796
4.650%, 04/20/2032
(Callable 01/20/2032)(2)	28,125,000	26,518,908
Fidelity National
Information Services, Inc.:
3.100%, 03/01/2041
(Callable 09/01/2040)	7,100,000	5,180,885
4.500%, 08/15/2046
(Callable 02/15/2046)	23,740,000	20,924,234

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Fiserv, Inc.:
3.500%, 10/01/2022
(Callable 07/01/2022)	$5,410,000	$5,410,000
3.200%, 07/01/2026
(Callable 05/01/2026)	11,650,000	11,031,188
4.200%, 10/01/2028
(Callable 07/01/2028)	5,000,000	4,817,263
2.650%, 06/01/2030
(Callable 03/01/2030)	28,900,000	24,477,966
4.400%, 07/01/2049
(Callable 01/01/2049)	11,000,000	9,453,529
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031
(Callable 12/30/2030)(2)	16,000,000	13,064,361
Flex Ltd.:
3.750%, 02/01/2026
(Callable 01/01/2026)	15,000,000	14,352,611
4.875%, 06/15/2029
(Callable 03/15/2029)	30,627,000	29,495,704
4.875%, 05/12/2030
(Callable 02/12/2030)	14,334,000	13,643,633
FLIR Systems, Inc.,
2.500%, 08/01/2030
(Callable 05/01/2030)	7,000,000	5,800,351
Florida Gas Transmission Co. LLC,
2.550%, 07/01/2030
(Callable 04/01/2030(2)	18,500,000	15,678,594
Flowserve Corp.,
2.800%, 01/15/2032
(Callable 10/15/2031)	9,625,000	7,580,831
FMC Corp.:
4.100%, 02/01/2024
(Callable 11/01/2023)	46,920,000	46,991,878
3.200%, 10/01/2026
(Callable 08/01/2026)	5,000,000	4,761,567
Fomento Economico
Mexicano SAB de CV:
2.875%, 05/10/2023(1)	5,000,000	4,933,350
4.375%, 05/10/2043(1)	1,874,000	1,672,409
3.500%, 01/16/2050
(Callable 07/16/2049)(1)	42,509,000	33,162,971
Ford Motor Credit Co. LLC:
2.979%, 08/03/2022
(Callable 07/03/2022)	34,690,000	34,690,000
5.584%, 03/18/2024
(Callable 02/18/2024)	9,350,000	9,303,250
3.664%, 09/08/2024	5,565,000	5,261,958
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029
(Callable 06/15/2029)	15,000,000	12,979,914
Freeport-McMoRan, Inc.:
4.250%, 03/01/2030
(Callable 03/01/2025)	8,000,000	7,279,511
4.625%, 08/01/2030
(Callable 08/01/2025)	5,000,000	4,638,900
5.450%, 03/15/2043
(Callable 09/15/2042)	8,750,000	8,094,188
Fresenius Medical Care
US Finance II, Inc.,
4.750%, 10/15/2024
(Callable 07/17/2024)(1)(2)	14,530,000	14,543,539
Fresenius Medical
Care US Finance III, Inc.:
1.875%, 12/01/2026
(Callable 11/01/2026)(1)(2)	4,200,000	3,617,184
3.750%, 06/15/2029
(Callable 03/15/2029)(1)(2)	24,200,000	21,849,515
2.375%, 02/16/2031
(Callable 11/16/2030)(1)(2)	25,000,000	19,763,921
3.000%, 12/01/2031
(Callable 09/01/2031)(1)(2)	10,000,000	8,140,412
GE Capital Funding LLC,
4.550%, 05/15/2032
(Callable 02/15/2032)	20,000,000	19,290,853
GE Capital International Funding
Co. Unlimited Co.,
4.418%, 11/15/2035	36,023,000	33,645,309
General Motors Co.,
6.125%, 10/01/2025
(Callable 09/01/2025)	21,479,000	22,203,669
General Motors Financial Co., Inc.:
1.700%, 08/18/2023	40,500,000	39,486,756
5.100%, 01/17/2024
(Callable 12/17/2023)	33,000,000	33,328,171
2.900%, 02/26/2025
(Callable 01/26/2025)	13,000,000	12,406,509
1.250%, 01/08/2026
(Callable 12/08/2025)	19,000,000	16,730,999
2.350%, 02/26/2027
(Callable 01/26/2027)	11,000,000	9,688,753
Genpact Luxembourg Sarl,
3.375%, 12/01/2024
(Callable 11/01/2024)	59,575,000	58,442,501
Genpact Luxembourg SARL,
1.750%, 04/10/2026
(Callable 03/10/2026)	25,000,000	22,755,795
Gilead Sciences, Inc.,
4.600%, 09/01/2035
(Callable 03/01/2035)	4,600,000	4,558,154
Glencore Finance (Canada) Ltd.,
5.550%, 10/25/2042(1)(2)	5,000,000	4,738,450
Glencore Funding LLC:
4.125%, 05/30/2023(1)(2)	3,691,000	3,678,414
4.625%, 04/29/2024(1)(2)	35,620,000	35,630,653
4.000%, 04/16/2025(1)(2)	4,450,000	4,395,047
4.000%, 03/27/2027
(Callable 12/27/2026)(1)(2)	25,550,000	24,567,708
3.875%, 10/27/2027
(Callable 07/27/2027)(1)(2)	2,000,000	1,891,197
4.875%, 03/12/2029
(Callable 12/12/2028)(1)(2)	11,000,000	10,697,967
2.500%, 09/01/2030
(Callable 06/01/2030)(1)(2)	61,437,000	50,048,018
3.875%, 04/27/2051
(Callable 10/27/2050)(1)(2)	6,000,000	4,495,284
3.375%, 09/23/2051
(Callable 03/23/2051)(1)(2)	6,000,000	4,090,366
Global Payments, Inc.:
4.000%, 06/01/2023
(Callable 05/01/2023)	19,700,000	19,665,968
4.800%, 04/01/2026
(Callable 01/01/2026)	13,830,000	13,829,402
3.200%, 08/15/2029
(Callable 05/15/2029)	7,500,000	6,554,126
2.900%, 05/15/2030
(Callable 02/15/2030)	14,467,000	12,207,037

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Grupo Bimbo SAB de CV:
3.875%, 06/27/2024(1)(2)	$18,220,000	$18,000,631
4.875%, 06/27/2044(1)(2)	8,250,000	7,576,290
4.700%, 11/10/2047
(Callable 05/10/2047)(1)(2)	25,000,000	22,925,709
4.000%, 09/06/2049(1)(2)	7,300,000	5,913,241
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025
(Callable 06/15/2025)(2)	5,000,000	4,999,076
HCA, Inc.:
5.250%, 04/15/2025	30,686,000	30,733,737
4.500%, 02/15/2027
(Callable 08/15/2026)	15,000,000	14,421,040
4.125%, 06/15/2029
(Callable 03/15/2029)	15,000,000	13,676,781
3.625%, 03/15/2032
(Callable 12/15/2031)(2)	16,000,000	13,497,638
4.625%, 03/15/2052
(Callable 09/15/2051)(2)	20,000,000	16,001,237
Hewlett Packard Enterprise Co.,
4.400%, 10/15/2022
(Callable 08/15/2022)	15,150,000	15,178,174
HP, Inc.:
2.200%, 06/17/2025
(Callable 05/17/2025)	15,000,000	14,175,234
3.000%, 06/17/2027
(Callable 04/17/2027)	35,000,000	32,358,905
Hubbell, Inc.,
3.150%, 08/15/2027
(Callable 05/15/2027)	11,700,000	11,045,417
Huntington Ingalls Industries, Inc.,
2.043%, 08/16/2028
(Callable 06/16/2028)	35,513,000	30,289,169
Husky Energy, Inc.,
4.400%, 04/15/2029
(Callable 01/15/2029)(1)	20,000,000	19,269,952
Hutchison Whampoa International Ltd.,
3.625%, 10/31/2024(1)(2)	7,850,000	7,855,495
Hyundai Capital America:
0.800%, 04/03/2023(1)(2)	33,750,000	32,928,040
1.250%, 09/18/2023(1)(2)	14,000,000	13,563,890
3.400%, 06/20/2024(1)(2)	19,025,000	18,661,926
1.800%, 10/15/2025
(Callable 09/15/2025)(1)(2)	3,000,000	2,743,745
1.300%, 01/08/2026
(Callable 12/08/2025)(1)(2)	10,000,000	8,875,208
1.650%, 09/17/2026
(Callable 08/17/2026)(1)(2)	22,550,000	19,885,189
Infor, Inc.,
1.750%, 07/15/2025
(Callable 06/15/2025(2)	17,375,000	16,070,817
Ingersoll-Rand Luxembourg Finance SA,
4.500%, 03/21/2049
(Callable 09/21/2048)	10,000,000	8,917,948
Ingredion, Inc.,
2.900%, 06/01/2030
(Callable 03/01/2030)	26,775,000	23,204,397
International Business Machines Corp.,
4.150%, 05/15/2039	11,325,000	10,217,978
International Flavors & Fragrances, Inc.,
1.832%, 10/15/2027
(Callable 08/15/2027)(2)	10,000,000	8,615,159
JAB Holdings BV:
2.200%, 11/23/2030
(Callable 08/23/2030)(1)(2)	18,925,000	14,919,113
4.500%, 04/08/2052
(Callable 10/08/2051)(1)(2)	20,750,000	16,010,358
JBS USA Lux SA / JBS USA Food Co. /
JBS USA Finance, Inc.:
3.000%, 02/02/2029
(Callable 12/02/2028)(2)	10,000,000	8,447,033
3.000%, 05/15/2032
(Callable 02/15/2032)(2)	18,525,000	14,226,474
JBS USA LUX SA / JBS USA Food Co. /
JBS USA Finance, Inc.,
5.750%, 04/01/2033
(Callable 01/01/2033)(2)	13,475,000	12,832,108
JM Smucker Co.:
3.500%, 03/15/2025	5,000,000	4,941,178
2.375%, 03/15/2030
(Callable 12/15/2029)	9,125,000	7,740,144
Johnson Controls International PLC:
3.900%, 02/14/2026
(Callable 11/14/2025)	3,645,000	3,619,242
6.000%, 01/15/2036	892,000	973,060
4.500%, 02/15/2047
(Callable 08/15/2046)	4,400,000	3,849,322
4.950%, 07/02/2064
(Callable 01/02/2064)(7)	4,029,000	3,571,158
Kansas City Southern:
4.700%, 05/01/2048
(Callable 11/01/2047)(1)	10,075,000	9,495,890
3.500%, 05/01/2050
(Callable 11/01/2049)(1)	12,000,000	9,361,061
Kellogg Co.,
2.100%, 06/01/2030
(Callable 03/01/2030)	20,000,000	16,639,801
Keurig Dr Pepper, Inc.,
3.950%, 04/15/2029
(Callable 02/15/2029)	17,650,000	16,837,877
Keysight Technologies, Inc.,
4.600%, 04/06/2027
(Callable 01/06/2027)	36,562,000	36,720,839
Kimberly-Clark de Mexico SAB de CV,
2.431%, 07/01/2031
(Callable 04/01/2031)(1)(2)	10,000,000	8,308,000
Kinder Morgan Energy Partners LP:
4.300%, 05/01/2024
(Callable 02/01/2024)	10,000,000	10,020,198
7.300%, 08/15/2033	8,103,000	9,018,806
5.800%, 03/15/2035	2,150,000	2,168,747
6.500%, 02/01/2037	6,400,000	6,800,002
6.950%, 01/15/2038	14,008,000	15,082,773
6.500%, 09/01/2039	5,359,000	5,522,343
7.500%, 11/15/2040	7,917,000	8,894,267
Kinder Morgan, Inc.:
5.625%, 11/15/2023
(Callable 08/15/2023)(2)	5,017,000	5,108,201
8.050%, 10/15/2030	3,670,000	4,205,626
7.800%, 08/01/2031	16,745,000	19,454,819
7.750%, 01/15/2032	44,035,000	51,378,686
Kinross Gold Corp.,
6.875%, 09/01/2041
(Callable 03/01/2041)(1)	3,000,000	3,031,120
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Kraft Heinz Foods Co.:
3.000%, 06/01/2026
(Callable 03/01/2026)	$9,249,000	$8,713,455
5.000%, 07/15/2035
(Callable 01/15/2035)	10,613,000	10,273,762
7.125%, 08/01/2039(2)	1,425,000	1,596,305
Kyndryl Holdings, Inc.,
2.700%, 10/15/2028
(Callable 08/15/2028)(2)	35,000,000	27,874,169
L3Harris Technologies, Inc.,
3.832%, 04/27/2025
(Callable 01/27/2025)	5,000,000	4,958,620
Lafarge SA,
7.125%, 07/15/2036(1)	13,596,000	16,208,510
Leidos, Inc.:
3.625%, 05/15/2025
(Callable 04/15/2025)	12,925,000	12,651,901
4.375%, 05/15/2030
(Callable 02/15/2030)	47,279,000	43,731,669
2.300%, 02/15/2031
(Callable 11/15/2030)	8,175,000	6,512,629
Lennox International, Inc.,
3.000%, 11/15/2023
(Callable 09/15/2023)	5,930,000	5,866,837
Lundin Energy Finance BV,
2.000%, 07/15/2026
(Callable 06/15/2026)(1)(2)	16,875,000	15,072,176
LYB International Finance III LLC,
2.250%, 10/01/2030
(Callable 07/01/2030)	5,925,000	4,885,877
Magallanes, Inc.:
4.054%, 03/15/2029
(Callable 01/15/2029)(2)	5,000,000	4,579,883
4.279%, 03/15/2032
(Callable 12/15/2031)(2)	5,000,000	4,468,712
5.141%, 03/15/2052
(Callable 09/15/2051)(2)	5,000,000	4,196,750
Magellan Midstream Partners LP:
3.200%, 03/15/2025
(Callable 12/15/2024)	5,000,000	4,864,382
3.950%, 03/01/2050
(Callable 09/01/2049)	5,100,000	4,022,465
Marathon Petroleum Corp.:
3.625%, 09/15/2024
(Callable 06/15/2024)	1,600,000	1,582,958
4.750%, 09/15/2044
(Callable 03/15/2044)	1,500,000	1,321,469
Marshfield Clinic Health System, Inc.,
2.703%, 02/15/2030 (Callable
08/15/2029) (Insured by AGM)	23,125,000	19,964,281
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030
(Callable 12/15/2029)	6,200,000	5,229,962
6.250%, 05/01/2037	893,000	953,216
McDonald’s Corp.,
3.300%, 07/01/2025
(Callable 06/01/2025)	3,000,000	2,980,194
Microchip Technology, Inc.:
4.333%, 06/01/2023
(Callable 05/01/2023)	16,455,000	16,463,804
0.972%, 02/15/2024	10,000,000	9,494,653
Microsoft Corp.:
2.921%, 03/17/2052
(Callable 09/17/2051)	3,125,000	2,465,045
3.950%, 08/08/2056
(Callable 02/08/2056)	9,903,000	9,304,195
2.675%, 06/01/2060
(Callable 12/01/2059)	2,097,000	1,503,459
Midwest Connector Capital Co. LLC,
4.625%, 04/01/2029
(Callable 01/01/2029)(2)	11,300,000	10,656,816
Mohawk Industries, Inc.,
3.625%, 05/15/2030
(Callable 02/15/2030)	10,000,000	8,923,065
Molex Electronic Technologies LLC,
3.900%, 04/15/2025
(Callable 01/15/2025)(2)	9,365,000	9,230,660
Molson Coors Beverage Co.,
3.000%, 07/15/2026
(Callable 04/15/2026)	9,889,000	9,288,298
Mosaic Co.:
4.250%, 11/15/2023
(Callable 08/15/2023)	36,878,000	37,134,446
5.450%, 11/15/2033
(Callable 05/15/2033)	2,000,000	2,060,281
4.875%, 11/15/2041
(Callable 05/15/2041)	5,000,000	4,570,495
MPLX LP:
4.500%, 07/15/2023
(Callable 04/15/2023)	18,255,000	18,306,896
4.000%, 02/15/2025
(Callable 11/15/2024)	6,000,000	5,919,924
4.875%, 06/01/2025
(Callable 03/01/2025)	18,665,000	18,753,769
1.750%, 03/01/2026
(Callable 02/01/2026)	17,125,000	15,418,319
4.125%, 03/01/2027
(Callable 12/01/2026)	11,700,000	11,311,781
2.650%, 08/15/2030
(Callable 05/15/2030)	22,125,000	18,468,555
4.500%, 04/15/2038
(Callable 10/15/2037)	8,725,000	7,649,819
Mylan NV,
3.950%, 06/15/2026
(Callable 03/15/2026)	32,400,000	30,523,804
Mylan, Inc.:
3.125%, 01/15/2023(2)	5,000,000	4,969,596
4.550%, 04/15/2028
(Callable 01/15/2028)	16,705,000	15,924,813
5.200%, 04/15/2048
(Callable 10/15/2047)	9,000,000	7,186,883
Netflix, Inc.,
5.875%, 02/15/2025	5,000,000	5,075,000
Newell Brands, Inc.,
4.100%, 04/01/2023
(Callable 02/01/2023)	15,000,000	14,868,750
Norfolk Southern Corp.,
3.050%, 05/15/2050
(Callable 11/15/2049)	17,000,000	12,454,124
Nova Southeastern University, Inc.,
4.809%, 04/01/2053	7,200,000	6,782,578
Nutrien Ltd.,
4.200%, 04/01/2029
(Callable 01/01/2029)(1)	7,000,000	6,799,930
nVent Finance Sarl,
4.550%, 04/15/2028
(Callable 01/15/2028)	32,634,000	31,533,408

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
NXP BV / NXP Funding LLC /
NXP USA, Inc.,
2.650%, 02/15/2032
(Callable 11/15/2031)(1)	$10,000,000	$8,214,447
Occidental Petroleum Corp.:
7.500%, 05/01/2031	7,170,000	7,707,750
7.875%, 09/15/2031	6,320,000	6,936,200
Ochsner LSU Health
System of North Louisiana,
2.510%, 05/15/2031
(Callable 11/15/2030)	19,620,000	15,874,926
ONEOK, Inc.:
7.500%, 09/01/2023
(Callable 06/01/2023)	27,959,000	28,960,149
2.750%, 09/01/2024
(Callable 08/01/2024)	1,200,000	1,160,335
Oracle Corp.:
2.800%, 04/01/2027
(Callable 02/01/2027)	26,225,000	23,917,394
3.850%, 07/15/2036
(Callable 01/15/2036)	7,500,000	6,026,453
4.500%, 07/08/2044
(Callable 01/08/2044)	3,000,000	2,448,676
4.000%, 11/15/2047
(Callable 05/15/2047)	10,250,000	7,600,766
3.950%, 03/25/2051
(Callable 09/25/2050)	3,300,000	2,423,839
Orange SA,
9.000%, 03/01/2031(1)	29,044,000	37,491,810
Otis Worldwide Corp.,
3.362%, 02/15/2050
(Callable 08/15/2049)	3,025,000	2,287,044
Pactiv LLC,
7.950%, 12/15/2025	286,000	253,067
PeaceHealth Obligated Group,
3.218%, 11/15/2050
(Callable 05/15/2050)	7,200,000	5,404,553
Penske Truck Leasing Co.:
2.700%, 11/01/2024
(Callable 10/01/2024)(2)	5,275,000	5,063,646
4.000%, 07/15/2025
(Callable 06/15/2025)(2)	31,150,000	30,663,717
PerkinElmer, Inc.:
3.300%, 09/15/2029
(Callable 06/15/2029)	24,200,000	21,451,396
3.625%, 03/15/2051
(Callable 09/15/2050)	12,000,000	9,074,547
Perrigo Finance Unlimited Co.:
4.375%, 03/15/2026
(Callable 12/15/2025)	4,875,000	4,607,631
3.150%, 06/15/2030
(Callable 03/15/2030)	10,000,000	8,927,837
Phillips 66 Co.:
3.605%, 02/15/2025
(Callable 11/15/2024)(2)	3,000,000	2,965,110
3.850%, 04/09/2025
(Callable 03/09/2025)	8,000,000	7,950,516
3.550%, 10/01/2026
(Callable 07/01/2026)(2)	7,000,000	6,798,169
3.150%, 12/15/2029
(Callable 09/15/2029)(2)	12,000,000	10,777,757
2.150%, 12/15/2030
(Callable 09/15/2030)	12,000,000	9,802,061
5.875%, 05/01/2042	6,000,000	6,519,949
4.875%, 11/15/2044
(Callable 05/15/2044)	26,130,000	25,342,350
Plains All American Pipeline LP /
PAA Finance Corp.,
3.550%, 12/15/2029
(Callable 09/15/2029)	10,000,000	8,810,593
Premier Health Partners,
2.911%, 11/15/2026
(Callable 05/15/2026)	33,267,000	30,839,099
Quanta Services, Inc.,
2.900%, 10/01/2030
(Callable 07/01/2030)	8,275,000	6,817,390
Raytheon Technologies Corp.:
3.500%, 03/15/2027
(Callable 12/15/2026)	9,578,000	9,358,731
2.250%, 07/01/2030
(Callable 04/01/2030)	24,375,000	21,013,234
4.350%, 04/15/2047
(Callable 10/15/2046)	9,175,000	8,490,054
3.125%, 07/01/2050
(Callable 01/01/2050)	6,000,000	4,589,439
Reliance Industries Ltd.,
2.875%, 01/12/2032(1)(2)	26,000,000	21,569,502
Reliance Steel & Aluminum Co.:
2.150%, 08/15/2030
(Callable 05/15/2030)	10,000,000	8,102,250
6.850%, 11/15/2036	1,650,000	1,868,587
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035(1)	446,000	490,624
Roche Holdings, Inc.,
2.607%, 12/13/2051
(Callable 06/13/2051)(2)	7,000,000	5,082,475
Rogers Communications, Inc.:
3.800%, 03/15/2032
(Callable 12/15/2031)(1)(2)	13,000,000	11,887,330
4.500%, 03/15/2042
(Callable 09/15/2041)(1)(2)	8,750,000	7,772,949
5.450%, 10/01/2043
(Callable 04/01/2043)(1)	16,560,000	16,218,446
RPM International, Inc.,
2.950%, 01/15/2032
(Callable 10/15/2031)	7,350,000	6,099,362
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025
(Callable 12/01/2024)	32,000,000	32,636,933
5.875%, 06/30/2026
(Callable 12/31/2025)	60,000,000	61,993,842
Samarco Mineracao SA,
5.750%, 10/24/2023(1)(2)(9)	4,463,000	2,735,833
Seagate HDD Cayman,
4.750%, 06/01/2023	7,500,000	7,425,000
Shell International Finance BV:
3.250%, 05/11/2025(1)	5,725,000	5,654,751
4.125%, 05/11/2035(1)	10,000,000	9,521,876
Sherwin-Williams Co.,
4.500%, 06/01/2047
(Callable 12/01/2046)	9,000,000	7,975,576
Shire Acquisitions
Investments Ireland DAC,
2.875%, 09/23/2023
(Callable 07/23/2023)(1)	10,427,000	10,310,309
SK Hynix, Inc.,
1.500%, 01/19/2026(1)(2)	21,852,000	19,639,922
SK Telecom Co. Ltd.,
6.625%, 07/20/2027(1)(2)	1,339,000	1,492,449

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Smith & Nephew PLC,
2.032%, 10/14/2030
(Callable 07/14/2030)(1)	$14,575,000	$11,597,117
Smithfield Foods, Inc.:
3.000%, 10/15/2030
(Callable 07/15/2030)(1)(2)	10,000,000	8,289,970
2.625%, 09/13/2031
(Callable 06/13/2031)(1)(2)	20,000,000	15,792,543
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023(1)(2)	10,000,000	9,975,000
Sodexo, Inc.,
1.634%, 04/16/2026
(Callable 03/16/2026)(1)(2)	7,000,000	6,305,834
Solvay Finance America LLC,
4.450%, 12/03/2025
(Callable 09/03/2025)(1)(2)	61,307,000	61,054,961
Southern Copper Corp.,
7.500%, 07/27/2035(1)	5,000,000	5,915,050
Spectra Energy Partners LP,
4.500%, 03/15/2045
(Callable 09/15/2044)(1)	12,000,000	10,441,369
Steel Dynamics, Inc.:
2.400%, 06/15/2025
(Callable 05/15/2025)	5,000,000	4,729,636
3.250%, 01/15/2031
(Callable 10/15/2030)	7,000,000	6,074,325
Stellantis Finance US, Inc.,
1.711%, 01/29/2027
(Callable 12/29/2026)(2)	8,175,000	7,108,622
STERIS Irish FinCo Unlimited Co.,
3.750%, 03/15/2051
(Callable 09/15/2050)	7,500,000	5,829,047
Suntory Holdings Ltd.,
2.250%, 10/16/2024
(Callable 09/16/2024)(1)(2)	8,500,000	8,120,645
SYNNEX Corp.,
1.750%, 08/09/2026
(Callable 07/09/2026)(2)	24,000,000	21,142,625
Sysco Corp.:
3.300%, 07/15/2026
(Callable 04/15/2026)	11,550,000	11,170,225
5.950%, 04/01/2030
(Callable 01/01/2030)	4,000,000	4,264,642
3.150%, 12/14/2051
(Callable 06/14/2051)	9,000,000	6,435,752
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050
(Callable 01/09/2050)(1)	10,000,000	7,484,578
Targa Resources Corp.,
5.200%, 07/01/2027
(Callable 06/01/2027)(8)	15,000,000	15,064,872
TC PipeLines LP:
4.375%, 03/13/2025
(Callable 12/13/2024)(1)	31,115,000	31,279,333
3.900%, 05/25/2027
(Callable 02/25/2027)(1)	30,327,000	29,741,235
Telecom Italia Capital SA,
7.200%, 07/18/2036(1)	5,475,000	4,156,866
Telefonica Emisiones SA:
4.665%, 03/06/2038(1)	4,000,000	3,530,381
5.213%, 03/08/2047(1)	18,100,000	16,040,624
4.895%, 03/06/2048(1)	29,050,000	24,768,407
5.520%, 03/01/2049
(Callable 09/01/2048)(1)	18,775,000	17,424,890
Teva Pharmaceutical Finance
Netherlands III BV:
2.800%, 07/21/2023(1)	25,000,000	24,181,875
3.150%, 10/01/2026(1)	15,000,000	12,300,000
Textron, Inc.,
3.000%, 06/01/2030
(Callable 03/01/2030)	19,675,000	17,113,867
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	894,138
6.750%, 06/15/2039	2,767,000	2,750,988
Timken Co.:
3.875%, 09/01/2024
(Callable 06/01/2024)	11,255,000	11,163,077
4.500%, 12/15/2028
(Callable 09/15/2028)	6,550,000	6,392,468
T-Mobile USA, Inc.:
3.875%, 04/15/2030
(Callable 01/15/2030)	119,330,000	111,365,448
2.550%, 02/15/2031
(Callable 11/15/2030)	20,000,000	16,828,887
3.500%, 04/15/2031
(Callable 04/15/2026)(2)	7,000,000	6,044,010
4.375%, 04/15/2040
(Callable 10/15/2039)	24,900,000	22,226,412
3.600%, 11/15/2060
(Callable 05/15/2060)(2)	19,500,000	14,209,505
TransCanada PipeLines Ltd.:
6.200%, 10/15/2037(1)	8,400,000	9,128,344
7.625%, 01/15/2039(1)	21,077,000	25,915,642
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	3,885,258
4.600%, 03/15/2048
(Callable 09/15/2047)	5,150,000	4,667,701
Triton Container International Ltd.:
2.050%, 04/15/2026
(Callable 03/15/2026)(1)(2)	20,000,000	17,684,551
3.250%, 03/15/2032
(Callable 12/15/2031)(1)	10,000,000	8,140,339
TSMC Arizona Corp.:
3.125%, 10/25/2041
(Callable 04/25/2041)(1)	3,000,000	2,461,586
4.500%, 04/22/2052
(Callable 10/22/2051)(1)	23,225,000	22,715,859
TTX Co.:
3.600%, 01/15/2025(2)	5,000,000	4,937,666
3.900%, 02/01/2045
(Callable 08/01/2044)(2)	13,250,000	11,363,714
4.600%, 02/01/2049
(Callable 08/01/2048)(2)	8,325,000	7,947,133
Tyson Foods, Inc.,
5.100%, 09/23/2048
(Callable 03/28/2048)	10,000,000	10,010,836
Universal Health Services, Inc.:
1.650%, 09/01/2026
(Callable 08/01/2026)(2)	24,000,000	20,814,221
2.650%, 10/15/2030
(Callable 07/15/2030)(2)	10,000,000	7,997,447
UPMC,
3.600%, 04/03/2025	45,000,000	44,592,464
Vale Overseas Ltd.:
3.750%, 07/08/2030
(Callable 04/08/2030)(1)	26,721,000	23,421,224
8.250%, 01/17/2034(1)	13,526,000	15,862,817
6.875%, 11/21/2036(1)	43,171,000	46,344,068
6.875%, 11/10/2039(1)	16,643,000	17,699,997

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Valero Energy Corp.:
2.850%, 04/15/2025
(Callable 03/15/2025)	$3,670,000	$3,546,727
2.150%, 09/15/2027
(Callable 07/15/2027)	14,150,000	12,594,351
4.000%, 04/01/2029
(Callable 01/01/2029)	15,475,000	14,639,214
6.625%, 06/15/2037	2,100,000	2,281,583
Var Energi ASA,
5.000%, 05/18/2027
(Callable 04/18/2027)(1)(2)	23,850,000	23,744,955
Verizon Communications, Inc.:
3.000%, 03/22/2027
(Callable 01/22/2027)	5,000,000	4,749,090
4.329%, 09/21/2028	3,077,000	3,060,243
2.550%, 03/21/2031
(Callable 12/21/2030)	6,600,000	5,643,050
4.500%, 08/10/2033	16,325,000	15,916,101
4.272%, 01/15/2036	17,148,000	16,145,166
5.250%, 03/16/2037	28,793,000	29,831,845
4.812%, 03/15/2039	36,839,000	36,156,332
2.650%, 11/20/2040
(Callable 05/20/2040)	10,000,000	7,335,664
3.400%, 03/22/2041
(Callable 09/22/2040)	3,850,000	3,134,042
4.862%, 08/21/2046	2,500,000	2,460,415
5.500%, 03/16/2047	5,650,000	6,082,416
3.700%, 03/22/2061
(Callable 09/22/2060)	26,725,000	20,990,404
Viatris, Inc.:
3.850%, 06/22/2040
(Callable 12/22/2039)	13,083,000	9,266,761
4.000%, 06/22/2050
(Callable 12/22/2049)	40,600,000	27,185,237
VICI Properties LP,
4.750%, 02/15/2028
(Callable 01/15/2028)	20,000,000	19,089,400
Viterra Finance BV:
2.000%, 04/21/2026
(Callable 03/21/2026)(1)(2)	23,641,000	20,912,276
4.900%, 04/21/2027
(Callable 03/21/2027)(1)(2)	45,000,000	43,737,971
3.200%, 04/21/2031
(Callable 01/21/2031)(1)(2)	67,225,000	54,400,454
5.250%, 04/21/2032
(Callable 01/21/2032)(1)(2)	10,000,000	9,293,602
VMware, Inc.,
1.400%, 08/15/2026
(Callable 07/15/2026)	18,850,000	16,676,807
Vodafone Group PLC:
7.875%, 02/15/2030(1)	3,100,000	3,660,113
5.000%, 05/30/2038(1)	6,800,000	6,514,682
4.375%, 02/19/2043(1)	15,554,000	13,516,688
5.250%, 05/30/2048(1)	24,200,000	23,023,060
Volkswagen Group of
America Finance LLC:
4.250%, 11/13/2023(1)(2)	17,350,000	17,348,064
2.850%, 09/26/2024(1)(2)	14,000,000	13,636,586
3.350%, 05/13/2025(1)(2)	10,000,000	9,665,103
1.250%, 11/24/2025
(Callable 10/24/2025)(1)(2)	30,000,000	26,843,191
Vontier Corp.,
2.400%, 04/01/2028
(Callable 02/01/2028)	4,921,000	4,124,777
Vulcan Materials Co.,
4.700%, 03/01/2048
(Callable 09/01/2047)	3,446,000	3,151,282
Wabtec Corp.:
4.375%, 08/15/2023
(Callable 05/15/2023)	2,678,000	2,683,142
4.400%, 03/15/2024
(Callable 02/15/2024)	24,825,000	24,867,420
3.450%, 11/15/2026
(Callable 08/15/2026)	28,315,000	25,799,202
4.950%, 09/15/2028
(Callable 06/15/2028)	4,739,000	4,576,471
Walgreens Boots Alliance, Inc.:
3.450%, 06/01/2026
(Callable 03/01/2026)	2,080,000	2,022,659
3.200%, 04/15/2030
(Callable 01/15/2030)	13,575,000	11,983,515
4.800%, 11/18/2044
(Callable 05/18/2044)	5,145,000	4,499,923
4.650%, 06/01/2046
(Callable 12/01/2045)	4,000,000	3,549,920
Weir Group PLC,
2.200%, 05/13/2026
(Callable 04/13/2026)(1)(2)	31,625,000	27,803,957
Western Digital Corp.,
4.750%, 02/15/2026
(Callable 11/15/2025)	4,000,000	3,816,440
Western Gas Partners LP,
3.950%, 06/01/2025
(Callable 03/01/2025)	8,000,000	7,550,000
Western Midstream Operating LP,
3.600%, 02/01/2025
(Callable 01/01/2025)	20,000,000	18,425,000
Westinghouse Air Brake
Technologies Corp.,
3.200%, 06/15/2025
(Callable 05/15/2025)	10,295,000	9,815,969
WestRock MWV LLC,
8.200%, 01/15/2030	7,963,000	9,485,991
Williams Companies, Inc.:
3.700%, 01/15/2023
(Callable 10/15/2022)	1,690,000	1,692,707
4.300%, 03/04/2024
(Callable 12/04/2023)	7,310,000	7,341,627
4.550%, 06/24/2024
(Callable 03/24/2024)	7,000,000	7,055,456
3.900%, 01/15/2025
(Callable 10/15/2024)	3,160,000	3,121,724
8.750%, 03/15/2032	5,750,000	7,168,505
6.300%, 04/15/2040	8,142,000	8,615,370
4.850%, 03/01/2048
(Callable 09/01/2047)	7,000,000	6,331,606
Woodside Finance Ltd.:
3.650%, 03/05/2025
(Callable 12/05/2024)(1)(2)	12,300,000	12,084,965
4.500%, 03/04/2029
(Callable 12/04/2028)(1)(2)	42,480,000	40,870,041
Worthington Industries, Inc.,
4.550%, 04/15/2026	9,155,000	8,858,385
WRKCo, Inc.,
3.000%, 09/15/2024
(Callable 07/15/2024)	14,895,000	14,554,331
Yara International ASA,
3.800%, 06/06/2026
(Callable 03/06/2026)(1)(2)	23,500,000	22,475,849

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Zimmer Biomet Holdings, Inc.,
5.750%, 11/30/2039	$11,967,000	$12,211,287
Zoetis, Inc.,
4.700%, 02/01/2043
(Callable 08/01/2042)	3,568,000	3,414,772
Total Industrials
(Cost $8,380,203,380)		7,466,941,809	21.3%
Utilities
Ameren Corp.,
3.500%, 01/15/2031
(Callable 10/15/2030)	20,000,000	18,320,195
American Electric Power Co., Inc.,
3.250%, 03/01/2050
(Callable 09/01/2049)	10,175,000	7,303,223
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023
(Callable 02/01/2023)(1)(2)	5,000,000	4,998,976
Avangrid, Inc.,
3.200%, 04/15/2025
(Callable 03/15/2025)(1)	14,000,000	13,613,492
Berkshire Hathaway Energy Co.:
3.700%, 07/15/2030
(Callable 04/15/2030)	18,425,000	17,677,801
2.850%, 05/15/2051
(Callable 11/15/2050)	13,675,000	9,695,494
4.600%, 05/01/2053
(Callable 11/01/2052)(2)	21,825,000	20,921,445
Commonwealth Edison Co.,
3.850%, 03/15/2052
(Callable 09/15/2051)	6,050,000	5,329,006
Consumers Energy Co.,
3.500%, 08/01/2051
(Callable 02/01/2051)	9,400,000	7,816,507
Dominion Energy, Inc.:
2.450%, 01/15/2023(2)	15,000,000	14,908,408
3.375%, 04/01/2030
(Callable 01/01/2030)	10,000,000	9,141,383
Duke Energy Corp.,
2.650%, 09/01/2026
(Callable 06/01/2026)	10,000,000	9,365,520
Duke Energy Progress LLC,
4.000%, 04/01/2052
(Callable 10/01/2051)	9,600,000	8,579,646
Duquesne Light Holdings, Inc.:
3.616%, 08/01/2027
(Callable 05/01/2027)(2)	5,000,000	4,643,689
2.775%, 01/07/2032
(Callable 10/07/2031)(2)	2,810,000	2,302,836
Edison International,
2.950%, 03/15/2023
(Callable 01/15/2023)	5,000,000	4,957,614
EDP Finance BV,
3.625%, 07/15/2024(1)(2)	19,175,000	19,020,090
Enel Finance International NV:
3.500%, 04/06/2028(1)(2)	8,000,000	7,394,108
6.800%, 09/15/2037(1)(2)	8,440,000	9,320,640
4.750%, 05/25/2047(1)(2)	66,700,000	56,807,936
Entergy Corp.,
2.950%, 09/01/2026
(Callable 06/01/2026)	13,075,000	12,392,003
Essential Utilities, Inc.,
2.704%, 04/15/2030
(Callable 01/15/2030)	14,100,000	12,263,014
Evergy, Inc.,
2.450%, 09/15/2024
(Callable 08/15/2024)	6,675,000	6,418,122
Eversource Energy,
1.650%, 08/15/2030
(Callable 05/15/2030)	9,925,000	7,904,188
Exelon Corp.:
4.050%, 04/15/2030
(Callable 01/15/2030)	8,900,000	8,540,308
4.950%, 06/15/2035
(Callable 12/15/2034)	3,500,000	3,411,184
4.100%, 03/15/2052
(Callable 09/15/2051)(2)	5,000,000	4,310,367
Fells Point Funding Trust,
3.046%, 01/31/2027
(Callable 12/31/2026)(2)	28,100,000	25,911,788
FirstEnergy Corp.:
2.650%, 03/01/2030
(Callable 12/01/2029)	4,300,000	3,547,500
3.400%, 03/01/2050
(Callable 09/01/2049)	15,000,000	10,168,500
FirstEnergy Transmission LLC,
2.866%, 09/15/2028
(Callable 07/15/2028)(2)	10,000,000	8,453,495
Interstate Power and Light Co.,
2.300%, 06/01/2030
(Callable 03/01/2030)	9,350,000	7,955,976
ITC Holdings Corp.:
3.350%, 11/15/2027
(Callable 08/15/2027)(1)	25,581,000	24,436,670
2.950%, 05/14/2030
(Callable 02/14/2030)(1)(2)	10,000,000	8,815,776
KeySpan Corp.,
8.000%, 11/15/2030(1)	6,500,000	7,593,329
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030
(Callable 06/15/2030)(1)(2)	10,000,000	8,199,564
National Rural Utilities
Cooperative Finance Corp.,
8.000%, 03/01/2032	4,659,000	5,801,320
NiSource, Inc.:
3.600%, 05/01/2030
(Callable 02/01/2030)	6,835,000	6,262,088
5.250%, 02/15/2043
(Callable 08/15/2042)	5,779,000	5,578,581
3.950%, 03/30/2048
(Callable 09/30/2047)	11,750,000	9,746,879
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030
(Callable 02/15/2030)	9,500,000	8,646,681
Southern Co.,
4.250%, 07/01/2036
(Callable 01/01/2036)	5,525,000	5,059,251
Southern Company Gas
Capital Corporation,
3.150%, 09/30/2051
(Callable 03/30/2051)	7,850,000	5,562,176
Xcel Energy, Inc.,
3.400%, 06/01/2030
(Callable 12/01/2029)	15,000,000	13,782,861
Total Utilities
(Cost $541,835,884)		472,879,630	1.3%
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023(1)(2)	$7,200,000	$7,392,690
4.750%, 07/28/2025(1)(2)	62,453,000	62,152,102
4.800%, 04/18/2026(1)(2)	42,935,000	42,367,313
1.542%, 06/16/2027
(1 Year CMT Rate + 0.800%)
(Callable 06/16/2026)(1)(2)(3)	5,000,000	4,379,241
3.324%, 03/13/2037
(5 Year CMT Rate + 1.900%)
(Callable 12/13/2031)(1)(2)(3)	5,000,000	4,005,519
AerCap Holdings NV:
4.875%, 01/16/2024
(Callable 12/16/2023)(1)	20,000,000	19,895,462
2.875%, 08/14/2024
(Callable 07/14/2024)(1)	20,000,000	19,051,967
2.450%, 10/29/2026
(Callable 09/29/2026)(1)	9,350,000	8,141,632
3.000%, 10/29/2028
(Callable 08/29/2028)(1)	9,175,000	7,728,275
AIA Group Ltd.,
3.200%, 03/11/2025
(Callable 12/11/2024)(1)(2)	6,000,000	5,911,835
Air Lease Corp.:
4.250%, 02/01/2024
(Callable 01/01/2024)	8,550,000	8,446,560
2.300%, 02/01/2025
(Callable 01/01/2025)	15,000,000	14,038,488
American International Group, Inc.,
6.820%, 11/15/2037	1,410,000	1,601,609
Ameriprise Financial, Inc.,
3.000%, 04/02/2025
(Callable 03/02/2025)	13,700,000	13,377,872
Anthem, Inc.:
2.375%, 01/15/2025
(Callable 12/15/2024)	6,000,000	5,776,317
4.375%, 12/01/2047
(Callable 06/01/2047)	8,650,000	7,961,207
ANZ New Zealand (Int’l) Ltd.,
3.400%, 03/19/2024(1)(2)	2,000,000	1,988,685
Aon Corp.,
3.900%, 02/28/2052
(Callable 08/28/2051)	5,000,000	4,089,521
Aon PLC:
4.000%, 11/27/2023
(Callable 08/27/2023)	6,150,000	6,175,062
3.875%, 12/15/2025
(Callable 09/15/2025)	9,126,000	9,025,354
4.450%, 05/24/2043
(Callable 02/24/2043)	1,274,000	1,124,772
Arthur J. Gallagher & Co.,
3.500%, 05/20/2051
(Callable 11/20/2050)	5,625,000	4,298,200
ASB Bank Ltd.:
3.750%, 06/14/2023(1)(2)	10,000,000	9,996,312
5.284%, 06/17/2032
(5 Year CMT Rate + 2.250%)
(Callable 06/17/2027)(1)(2)(3)	4,000,000	3,956,367
Australia & New Zealand
Banking Group Ltd.:
4.500%, 03/19/2024(1)(2)	44,423,000	44,474,751
2.950%, 07/22/2030
(5 Year CMT Rate + 1.288%)
(Callable 07/22/2025)(1)(2)(3)	5,000,000	4,712,450
2.570%, 11/25/2035
(5 Year CMT Rate + 1.700%)
(Callable 11/25/2030)(1)(2)(3)	15,000,000	11,895,870
Banco Bilbao Vizcaya Argentaria SA,
1.125%, 09/18/2025(1)	25,000,000	22,615,397
Banco Santander SA:
2.746%, 05/28/2025(1)	7,000,000	6,628,248
5.179%, 11/19/2025(1)	25,983,000	25,970,744
1.722%, 09/14/2027
(1 Year CMT Rate + 0.900%)
(Callable 09/14/2026)(1)(3)	11,325,000	9,829,844
4.379%, 04/12/2028(1)	13,400,000	12,959,273
3.490%, 05/28/2030(1)	5,000,000	4,422,905
2.749%, 12/03/2030(1)	19,250,000	15,289,066
3.225%, 11/22/2032
(1 Year CMT Rate + 1.600%)
(Callable 11/22/2031)(1)(3)	35,000,000	27,681,593
Bank of America Corp.:
4.125%, 01/22/2024	15,000,000	15,160,078
3.458%, 03/15/2025
(3 Month LIBOR USD + 0.970%)
(Callable 03/15/2024)(3)	28,881,000	28,464,329
3.093%, 10/01/2025
(3 Month LIBOR USD + 1.090%)
(Callable 10/01/2024)(3)	10,000,000	9,676,459
2.456%, 10/22/2025
(3 Month LIBOR USD + 0.870%)
(Callable 10/22/2024)(3)	17,775,000	16,930,758
3.559%, 04/23/2027
(3 Month LIBOR USD + 1.060%)
(Callable 04/23/2026)(3)	9,000,000	8,615,355
1.734%, 07/22/2027 (SOFR + 0.960%)
(Callable 07/22/2026)(3)	35,000,000	31,111,361
4.376%, 04/27/2028 (SOFR + 1.580%)
(Callable 04/27/2027)(3)	16,000,000	15,751,531
3.419%, 12/20/2028
(3 Month LIBOR USD + 1.040%)
(Callable 12/20/2027)(3)	37,683,000	35,092,598
2.087%, 06/14/2029 (SOFR + 1.060%)
(Callable 06/14/2028)(3)	15,000,000	12,845,719
3.194%, 07/23/2030
(3 Month LIBOR USD + 1.180%)
(Callable 07/23/2029)(3)	5,000,000	4,482,271
2.496%, 02/13/2031
(3 Month LIBOR USD + 0.990%)
(Callable 02/13/2030)(3)	13,000,000	10,986,599
2.592%, 04/29/2031 (SOFR + 2.150%)
(Callable 04/29/2030)(3)	60,000,000	50,888,583
7.750%, 05/14/2038	1,138,000	1,402,148
Bank of Ireland Group PLC,
2.029%, 09/30/2027
(1 Year CMT Rate + 1.100%)
(Callable 09/30/2026)(1)(2)(3)	20,000,000	17,382,800
Bank of Montreal,
1.500%, 01/10/2025(1)	7,000,000	6,606,043
Bank of New Zealand,
2.000%, 02/21/2025(1)(2)	16,000,000	15,236,517
Bank of Nova Scotia,
4.500%, 12/16/2025(1)	8,500,000	8,490,340
Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023(1)(2)	2,911,000	2,931,260
3.750%, 03/10/2024(1)(2)	2,800,000	2,788,074

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023(1)(2)	$34,100,000	$34,114,509
Barclays PLC:
4.338%, 05/16/2024
(3 Month LIBOR USD + 1.356%)
(Callable 05/16/2023)(1)(3)	13,000,000	12,993,074
3.650%, 03/16/2025(1)	8,100,000	7,920,958
3.932%, 05/07/2025
(3 Month LIBOR USD + 1.610%)
(Callable 05/07/2024)(1)(3)	34,300,000	33,741,319
2.852%, 05/07/2026 (SOFR + 2.714%)
(Callable 05/07/2025)(1)(3)	10,000,000	9,442,958
4.337%, 01/10/2028
(Callable 01/10/2027)(1)	20,000,000	19,112,437
BBVA USA,
3.875%, 04/10/2025
(Callable 03/10/2025)	36,235,000	35,928,371
Belrose Funding Trust,
2.330%, 08/15/2030
(Callable 05/15/2030)(2)	13,950,000	11,180,309
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,295,124
BNP Paribas SA:
2.819%, 11/19/2025
(3 Month LIBOR USD + 1.111%)
(Callable 11/19/2024)(1)(2)(3)	17,100,000	16,335,228
4.375%, 05/12/2026(1)(2)	45,131,000	44,159,128
2.219%, 06/09/2026 (SOFR + 2.074%)
(Callable 06/09/2025)(1)(2)(3)	15,000,000	13,847,591
1.323%, 01/13/2027 (SOFR + 1.004%)
(Callable 01/13/2026)(1)(2)(3)	28,350,000	25,045,910
4.625%, 03/13/2027(1)(2)	4,500,000	4,404,254
1.904%, 09/30/2028 (SOFR + 1.609%)
(Callable 09/30/2027)(1)(2)(3)	27,000,000	23,074,076
2.159%, 09/15/2029 (SOFR + 1.218%)
(Callable 09/15/2028)(1)(2)(3)	10,200,000	8,531,722
2.871%, 04/19/2032 (SOFR + 1.387%)
(Callable 04/19/2031)(1)(2)(3)	19,075,000	15,769,587
3.132%, 01/20/2033 (SOFR + 1.561%)
(Callable 01/20/2032)(1)(2)(3)	10,000,000	8,371,673
2.588%, 08/12/2035
(5 Year CMT Rate + 2.050%)
(Callable 08/12/2030)(1)(2)(3)	14,000,000	11,019,607
BNZ International Funding Ltd.,
2.650%, 11/03/2022(1)(2)	20,350,000	20,340,264
BPCE SA:
5.700%, 10/22/2023(1)(2)	22,955,000	23,290,378
5.150%, 07/21/2024(1)(2)	31,285,000	31,276,760
2.375%, 01/14/2025(1)(2)	12,000,000	11,391,260
4.500%, 03/15/2025(1)(2)	55,492,000	54,560,363
1.652%, 10/06/2026 (SOFR + 1.520%)
(Callable 10/06/2025)(1)(2)(3)	25,000,000	22,377,700
2.277%, 01/20/2032 (SOFR + 1.312%)
(Callable 01/20/2031)(1)(2)(3)	12,850,000	10,165,571
3.116%, 10/19/2032 (SOFR + 1.730%)
(Callable 10/19/2031)(1)(2)(3)	40,100,000	32,310,318
Brown & Brown, Inc.:
4.500%, 03/15/2029
(Callable 12/15/2028)	23,825,000	23,277,024
2.375%, 03/15/2031
(Callable 12/15/2030)	27,360,000	21,658,488
4.200%, 03/17/2032
(Callable 12/17/2031)	5,000,000	4,551,204
4.950%, 03/17/2052
(Callable 09/17/2051)	9,500,000	8,333,139
Canadian Imperial Bank of Commerce,
3.100%, 04/02/2024(1)	37,700,000	37,298,113
Cantor Fitzgerald LP,
4.500%, 04/14/2027
(Callable 01/14/2027)(2)	17,450,000	16,770,199
Capital One Financial Corp.:
3.900%, 01/29/2024
(Callable 12/29/2023)	4,550,000	4,542,549
3.300%, 10/30/2024
(Callable 09/30/2024)	2,998,000	2,924,765
3.650%, 05/11/2027
(Callable 04/11/2027)	42,750,000	40,717,347
Capital One NA,
3.375%, 02/15/2023	45,962,000	45,923,921
Centene Corp.:
2.500%, 03/01/2031
(Callable 12/01/2030)	35,000,000	27,781,600
2.625%, 08/01/2031
(Callable 05/01/2031)	12,000,000	9,546,000
Charles Schwab Corp.,
3.625%, 04/01/2025
(Callable 01/01/2025)	7,000,000	6,951,619
Citigroup, Inc.:
2.876%, 07/24/2023
(3 Month LIBOR USD + 0.950%)
(Callable 07/24/2022)(3)	20,350,000	20,341,086
3.010%, 09/01/2023
(3 Month LIBOR USD + 1.430%)
(Callable 09/01/2022)(3)	7,000,000	6,992,577
4.044%, 06/01/2024
(3 Month LIBOR USD + 1.023%)
(Callable 06/01/2023)(3)	22,600,000	22,539,008
3.750%, 06/16/2024	1,000,000	1,003,841
3.352%, 04/24/2025
(3 Month LIBOR USD + 0.897%)
(Callable 04/24/2024)(3)	5,650,000	5,533,889
3.700%, 01/12/2026	4,500,000	4,409,522
3.106%, 04/08/2026 (SOFR + 2.842%)
(Callable 04/08/2025)(3)	20,000,000	19,199,107
3.887%, 01/10/2028
(3 Month LIBOR USD + 1.563%)
(Callable 01/10/2027)(3)	40,600,000	39,034,998
3.668%, 07/24/2028
(3 Month LIBOR USD + 1.390%)
(Callable 07/24/2027)(3)	3,142,000	2,966,230
3.520%, 10/27/2028
(3 Month LIBOR USD + 1.151%)
(Callable 10/27/2027)(3)	1,500,000	1,401,497
2.572%, 06/03/2031 (SOFR + 2.107%)
(Callable 06/03/2030)(3)	25,000,000	21,014,718
2.561%, 05/01/2032 (SOFR + 1.167%)
(Callable 05/01/2031)(3)	6,000,000	4,940,173
3.785%, 03/17/2033 (SOFR + 1.939%)
(Callable 03/17/2032)(3)	18,000,000	16,217,875
Citizens Bank NA:
2.250%, 04/28/2025
(Callable 03/28/2025)	20,000,000	19,049,426
3.750%, 02/18/2026
(Callable 11/18/2025)	12,120,000	11,901,499
Citizens Financial Group, Inc.:
2.850%, 07/27/2026
(Callable 04/27/2026)	10,000,000	9,383,346
3.250%, 04/30/2030
(Callable 01/30/2030)	28,025,000	24,868,308

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
CNA Financial Corp.:
7.250%, 11/15/2023	$4,000,000	$4,182,648
4.500%, 03/01/2026
(Callable 12/01/2025)	14,000,000	14,012,757
3.450%, 08/15/2027
(Callable 05/15/2027)	12,000,000	11,384,587
3.900%, 05/01/2029
(Callable 02/01/2029)	8,000,000	7,511,169
CNO Global Funding,
2.650%, 01/06/2029(2)	10,000,000	8,711,368
Comerica Bank,
4.000%, 07/27/2025	10,000,000	9,873,906
Commonwealth Bank of Australia:
2.688%, 03/11/2031(1)(2)	10,000,000	8,137,522
3.784%, 03/14/2032(1)(2)	10,000,000	8,809,388
3.610%, 09/12/2034
(5 Year CMT Rate + 2.050%)
(Callable 09/12/2029)(1)(2)(3)	10,000,000	8,899,059
3.743%, 09/12/2039(1)(2)	23,500,000	19,141,406
Cooperatieve Rabobank UA:
4.375%, 08/04/2025(1)	20,397,000	20,225,796
3.750%, 07/21/2026(1)	20,829,000	19,860,550
Credit Agricole SA:
3.750%, 04/24/2023(1)(2)	5,000,000	4,995,500
3.250%, 10/04/2024(1)(2)	8,575,000	8,359,998
4.375%, 03/17/2025(1)(2)	4,204,000	4,132,784
1.247%, 01/26/2027 (SOFR + 0.892%)
(Callable 01/26/2026)(1)(2)(3)	20,000,000	17,606,094
3.250%, 01/14/2030(1)(2)	6,800,000	5,775,545
4.000%, 01/10/2033
(5 Year Swap Rate USD + 1.644%)
(Callable 01/10/2028)(1)(2)(3)	8,000,000	7,307,747
Credit Suisse AG,
3.625%, 09/09/2024(1)	4,325,000	4,246,726
Credit Suisse Group AG:
4.207%, 06/12/2024
(3 Month LIBOR USD + 1.240%)
(Callable 06/12/2023)(1)(2)(3)	8,325,000	8,248,425
2.593%, 09/11/2025 (SOFR + 1.560%)
(Callable 09/11/2024)(1)(2)(3)	12,250,000	11,525,105
2.193%, 06/05/2026 (SOFR + 2.044%)
(Callable 06/05/2025)(1)(2)(3)	15,000,000	13,595,182
1.305%, 02/02/2027 (SOFR + 0.980%)
(Callable 02/02/2026)(1)(2)(3)	40,000,000	34,381,440
4.282%, 01/09/2028
(Callable 01/09/2027)(1)(2)	17,403,000	16,246,638
3.869%, 01/12/2029
(3 Month LIBOR USD + 1.410%)
(Callable 01/12/2028)(1)(2)(3)	11,000,000	9,884,784
4.194%, 04/01/2031 (SOFR + 3.730%)
(Callable 04/01/2030)(1)(2)(3)	20,000,000	17,696,786
3.091%, 05/14/2032 (SOFR + 1.730%)
(Callable 05/14/2031)(1)(2)(3)	10,000,000	7,957,925
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023(1)	14,550,000	14,411,851
4.550%, 04/17/2026(1)	7,000,000	6,841,541
Credit Suisse USA, Inc.,
7.125%, 07/15/2032(1)	5,063,000	5,675,257
Danske Bank A/S,
1.621%, 09/11/2026
(1 Year CMT Rate + 1.350%)
(Callable 09/11/2025)(1)(2)(3)	20,000,000	17,899,282
Deutsche Bank AG:
3.300%, 11/16/2022(1)	22,175,000	22,168,534
3.950%, 02/27/2023(1)	14,875,000	14,842,424
3.700%, 05/30/2024(1)	10,000,000	9,821,635
2.222%, 09/18/2024 (SOFR + 2.159%)
(Callable 09/18/2023)(1)(3)	52,000,000	50,133,500
2.129%, 11/24/2026 (SOFR + 1.870%)
(Callable 11/24/2025)(1)(3)	22,755,000	20,203,520
2.311%, 11/16/2027 (SOFR + 1.219%)
(Callable 11/16/2026)(1)(3)	10,000,000	8,629,822
3.035%, 05/28/2032 (SOFR + 1.718%)
(Callable 05/28/2031)(1)(3)	14,000,000	11,076,962
3.742%, 01/07/2033 (SOFR + 2.257%)
(Callable 10/07/2031)(1)(3)	27,125,000	19,744,429
Discover Bank:
3.350%, 02/06/2023
(Callable 01/06/2023)	8,600,000	8,600,314
4.200%, 08/08/2023	20,000,000	20,068,980
3.450%, 07/27/2026
(Callable 04/27/2026)	22,000,000	20,784,679
4.650%, 09/13/2028
(Callable 06/13/2028)	13,747,000	13,229,097
Discover Financial Services:
3.950%, 11/06/2024
(Callable 08/06/2024)	10,000,000	9,853,568
4.100%, 02/09/2027
(Callable 11/09/2026)	38,019,000	36,462,194
DNB Bank ASA:
1.127%, 09/16/2026
(1 Year CMT Rate + 0.850%)
(Callable 09/16/2025)(1)(2)(3)	2,000,000	1,801,039
1.535%, 05/25/2027
(1 Year CMT Rate + 0.720%)
(Callable 05/25/2026)(1)(2)(3)	15,000,000	13,382,639
Elevance Health, Inc.,
5.100%, 01/15/2044	1,584,000	1,583,383
Extra Space Storage LP,
2.550%, 06/01/2031
(Callable 03/01/2031)	10,000,000	8,227,016
Federation des Caisses
Desjardins du Quebec,
2.050%, 02/10/2025(1)(2)	12,100,000	11,424,689
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	4,535,873
Five Corners Funding Trust,
4.419%, 11/15/2023(2)	11,330,000	11,392,333
Five Corners Funding Trust II,
2.850%, 05/15/2030
(Callable 02/15/2030)(2)	30,000,000	26,098,171
FMR LLC,
4.950%, 02/01/2033(2)	1,750,000	1,750,782
Globe Life, Inc.,
4.550%, 09/15/2028
(Callable 06/15/2028)	5,000,000	4,928,719
Goldman Sachs Group, Inc.:
2.905%, 07/24/2023
(3 Month LIBOR USD + 0.990%)
(Callable 07/24/2022)(3)	8,000,000	7,997,567
3.198%, 11/29/2023
(3 Month LIBOR USD + 1.600%)(3)	5,000,000	5,017,500
3.850%, 07/08/2024
(Callable 04/08/2024)	3,000,000	3,006,456
3.500%, 01/23/2025
(Callable 10/23/2024)	3,000,000	2,955,472

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Goldman Sachs Group, Inc.: (cont.)
3.500%, 04/01/2025
(Callable 03/01/2025)	$5,000,000	$4,901,271
3.750%, 05/22/2025
(Callable 02/22/2025)	5,000,000	4,940,053
3.272%, 09/29/2025
(3 Month LIBOR USD + 1.201%)
(Callable 09/29/2024)(3)	15,000,000	14,573,540
1.093%, 12/09/2026 (SOFR + 0.789%)
(Callable 12/09/2025)(3)	10,000,000	8,906,594
2.988%, 10/28/2027
(3 Month LIBOR USD + 1.750%)
(Callable 10/28/2026)(3)	10,000,000	9,881,637
2.640%, 02/24/2028 (SOFR + 1.114%)
(Callable 02/24/2027)(3)	89,350,000	81,091,994
3.691%, 06/05/2028
(3 Month LIBOR USD + 1.510%)
(Callable 06/05/2027)(3)	6,775,000	6,424,612
4.223%, 05/01/2029
(3 Month LIBOR USD + 1.301%)
(Callable 05/01/2028)(3)	10,000,000	9,611,926
3.800%, 03/15/2030
(Callable 12/15/2029)	30,000,000	27,818,095
1.992%, 01/27/2032 (SOFR + 1.090%)
(Callable 01/27/2031)(3)	10,000,000	7,899,399
2.615%, 04/22/2032 (SOFR + 1.281%)
(Callable 04/22/2031)(3)	9,625,000	7,991,014
6.345%, 02/15/2034	1,053,000	1,116,344
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064(2)	5,000,000	4,699,258
3.700%, 01/22/2070
(Callable 07/22/2069)(2)	15,062,000	10,956,049
4.850%, 01/24/2077(2)	24,727,000	22,142,841
Hanover Insurance Group, Inc.,
2.500%, 09/01/2030
(Callable 06/01/2030)	10,550,000	8,804,444
Hartford Financial Services Group, Inc.,
3.600%, 08/19/2049
(Callable 02/19/2049)	7,000,000	5,556,329
Health Care Service Corp.
A Mutual Legal Reserve Co.,
2.200%, 06/01/2030
(Callable 03/01/2030)(2)	6,125,000	5,192,899
High Street Funding Trust II,
4.682%, 02/15/2048
(Callable 11/15/2047)(2)	2,000,000	1,891,367
HSBC Bank PLC,
7.650%, 05/01/2025(1)	2,525,000	2,700,440
HSBC Bank USA NA,
7.000%, 01/15/2039(1)	4,200,000	4,912,799
HSBC Holdings PLC:
3.600%, 05/25/2023(1)	2,275,000	2,282,720
3.950%, 05/18/2024
(3 Month LIBOR USD + 0.987%)
(Callable 05/18/2023)(1)(3)	6,000,000	5,972,589
3.803%, 03/11/2025
(3 Month LIBOR USD + 1.211%)
(Callable 03/11/2024)(1)(3)	26,550,000	26,178,244
1.645%, 04/18/2026 (SOFR + 1.538%)
(Callable 04/18/2025)(1)(3)	15,000,000	13,741,353
4.292%, 09/12/2026
(3 Month LIBOR USD + 1.348%)
(Callable 09/12/2025)(1)(3)	7,450,000	7,278,575
4.375%, 11/23/2026(1)	10,000,000	9,774,706
1.589%, 05/24/2027 (SOFR + 1.290%)
(Callable 05/24/2026)(1)(3)	22,500,000	19,759,176
2.251%, 11/22/2027 (SOFR + 1.100%)
(Callable 11/22/2026)(1)(3)	10,000,000	8,909,666
2.013%, 09/22/2028 (SOFR + 1.732%)
(Callable 09/22/2027)(1)(3)	25,000,000	21,383,406
2.206%, 08/17/2029 (SOFR + 1.285%)
(Callable 08/17/2028)(1)(3)	13,200,000	11,086,989
3.973%, 05/22/2030
(3 Month LIBOR USD + 1.610%)
(Callable 05/22/2029)(1)(3)	2,000,000	1,837,139
2.804%, 05/24/2032 (SOFR + 1.187%)
(Callable 05/24/2031)(1)(3)	16,000,000	13,138,861
Invesco Finance PLC,
3.750%, 01/15/2026	4,900,000	4,839,975
Jackson National Life Global Funding,
3.250%, 01/30/2024(2)	23,475,000	23,225,164
Jefferies Group LLC:
4.850%, 01/15/2027	4,600,000	4,601,577
4.150%, 01/23/2030	10,000,000	8,983,444
6.250%, 01/15/2036	1,390,000	1,397,611
John Hancock Life Insurance Co.,
7.375%, 02/15/2024(1)(2)	13,339,000	14,068,683
JPMorgan Chase & Co.:
2.414%, 10/24/2023
(3 Month LIBOR USD + 1.230%)
(Callable 10/24/2022)(3)	15,000,000	14,997,211
3.559%, 04/23/2024
(3 Month LIBOR USD + 0.730%)
(Callable 04/23/2023)(3)	15,000,000	14,953,888
3.125%, 01/23/2025
(Callable 10/23/2024)	14,000,000	13,794,738
2.301%, 10/15/2025 (SOFR + 1.160%)
(Callable 10/15/2024)(3)	10,000,000	9,522,038
2.005%, 03/13/2026 (SOFR + 1.585%)
(Callable 03/13/2025)(3)	50,000,000	46,822,143
2.083%, 04/22/2026 (SOFR + 1.850%)
(Callable 04/22/2025)(3)	76,000,000	71,065,535
1.045%, 11/19/2026 (SOFR + 0.800%)
(Callable 11/19/2025)(3)	25,000,000	22,223,730
1.578%, 04/22/2027 (SOFR + 0.885%)
(Callable 04/22/2026)(3)	50,000,000	44,495,827
1.470%, 09/22/2027 (SOFR + 0.765%)
(Callable 09/22/2026)(3)	11,875,000	10,415,099
2.522%, 04/22/2031 (SOFR + 2.040%)
(Callable 04/22/2030)(3)	28,000,000	23,848,119
1.953%, 02/04/2032 (SOFR + 1.065%)
(Callable 02/04/2031)(3)	22,000,000	17,584,021
2.580%, 04/22/2032 (SOFR + 1.250%)
(Callable 04/22/2031)(3)	10,000,000	8,414,040
5.600%, 07/15/2041	4,106,000	4,286,472
Kemper Corp.,
3.800%, 02/23/2032
(Callable 11/23/2031)	13,000,000	11,486,449
KeyBank NA,
3.400%, 05/20/2026	18,965,000	18,180,014
LeasePlan Corp. NV,
2.875%, 10/24/2024(1)(2)	59,600,000	57,069,169
Lexington Realty Trust,
2.700%, 09/15/2030
(Callable 06/15/2030)	7,000,000	5,745,589

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023(2)	$591,000	$590,563
4.569%, 02/01/2029(2)	2,087,000	2,052,058
3.951%, 10/15/2050
(Callable 04/15/2050)(2)	2,231,000	1,694,374
5.500%, 06/15/2052
(Callable 12/15/2051)(2)	5,000,000	4,735,909
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097(2)	465,000	559,264
Life Storage LP,
3.500%, 07/01/2026
(Callable 04/01/2026)	6,819,000	6,518,427
Lincoln National Corp.,
3.050%, 01/15/2030
(Callable 10/15/2029)	24,650,000	21,745,436
Lloyds Bank PLC:
2.907%, 11/07/2023
(3 Month LIBOR USD + 0.810%)
(Callable 11/07/2022)(1)(3)	18,669,000	18,604,188
3.870%, 07/09/2025
(1 Year CMT Rate + 3.500%)
(Callable 07/09/2024)(1)(3)	15,000,000	14,813,267
2.438%, 02/05/2026
(1 Year CMT Rate + 1.000%)
(Callable 02/05/2025)(1)(3)	15,725,000	14,879,782
1.627%, 05/11/2027
(1 Year CMT Rate + 0.850%)
(Callable 05/11/2026)(1)(3)	10,000,000	8,887,060
3.574%, 11/07/2028
(3 Month LIBOR USD + 1.205%)
(Callable 11/07/2027)(1)(3)	10,000,000	9,356,695
M&T Bank Corp.,
4.000%, 07/15/2024
(Callable 04/16/2024)	11,400,000	11,336,904
Macquarie Bank Ltd.:
4.875%, 06/10/2025(1)(2)	23,717,000	23,669,384
3.624%, 06/03/2030(1)(2)	12,550,000	10,944,657
Macquarie Group Ltd.:
3.189%, 11/28/2023
(3 Month LIBOR USD + 1.023%)
(Callable 11/28/2022)(1)(2)(3)	29,067,000	28,998,626
4.150%, 03/27/2024
(3 Month LIBOR USD + 1.330%)
(Callable 03/27/2023)(1)(2)(3)	24,000,000	24,007,045
1.340%, 01/12/2027 (SOFR + 1.069%)
(Callable 01/12/2026)(1)(2)(3)	19,000,000	16,698,945
2.871%, 01/14/2033 (SOFR + 1.532%)
(Callable 01/14/2032)(1)(2)(3)	25,000,000	20,392,954
4.442%, 06/21/2033 (SOFR + 2.405%)
(Callable 06/21/2032)(1)(2)(3)	9,000,000	8,323,016
Manulife Financial Corp.:
4.150%, 03/04/2026(1)	10,000,000	9,872,267
5.375%, 03/04/2046(1)	5,150,000	5,481,999
Maple Grove Funding Trust I,
4.161%, 08/15/2051
(Callable 02/15/2051)(2)	15,000,000	11,669,547
Marsh & McLennan Companies, Inc.:
2.250%, 11/15/2030
(Callable 08/15/2030)	5,000,000	4,218,963
5.875%, 08/01/2033	8,429,000	9,194,586
4.350%, 01/30/2047
(Callable 07/30/2046)	3,450,000	3,119,796
Massachusetts Mutual Life Insurance Co.:
5.077%, 02/15/2069
(3 Month LIBOR USD + 3.191%)
(Callable 02/15/2049)(2)(3)	40,670,000	39,102,353
3.729%, 10/15/2070(2)	16,676,000	12,157,802
4.900%, 04/01/2077(2)	11,175,000	10,237,608
MBIA Insurance Corp.,
12.304%, 01/15/2033
(3 Month LIBOR USD + 11.260%)
(Callable 01/15/2023)(2)(3)(9)	714,000	135,660
MetLife, Inc.:
6.500%, 12/15/2032	466,000	539,118
4.875%, 11/13/2043	3,375,000	3,326,486
Metropolitan Life Global Funding I,
2.950%, 04/09/2030(2)	22,375,000	20,169,163
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025(2)	6,300,000	6,930,932
Mitsubishi UFJ Financial Group, Inc.:
3.455%, 03/02/2023(1)	10,650,000	10,664,737
2.801%, 07/18/2024(1)	10,000,000	9,740,864
2.193%, 02/25/2025(1)	25,000,000	23,726,792
1.538%, 07/20/2027
(1 Year CMT Rate + 0.750%)
(Callable 07/20/2026)(1)(3)	10,000,000	8,832,055
Mizuho Financial Group, Inc.:
2.601%, 09/11/2022(1)	13,000,000	12,990,840
3.922%, 09/11/2024
(3 Month LIBOR USD + 1.000%)
(Callable 09/11/2023)(1)(3)	5,000,000	4,984,344
2.555%, 09/13/2025 (SOFR + 1.362%)
(Callable 09/13/2024)(1)(3)	20,000,000	19,160,130
1.234%, 05/22/2027
(1 Year CMT Rate + 0.670%)
(Callable 05/22/2026)(1)(3)	8,000,000	6,988,310
1.979%, 09/08/2031 (SOFR + 1.532%)
(Callable 09/08/2030)(1)(3)	10,000,000	7,914,353
Morgan Stanley:
2.584%, 10/24/2023
(3 Month LIBOR USD + 1.400%)
(Callable 10/24/2022)(3)	8,000,000	8,000,161
3.737%, 04/24/2024
(3 Month LIBOR USD + 0.847%)
(Callable 04/24/2023)(3)	6,455,000	6,432,526
3.875%, 04/29/2024	1,650,000	1,652,102
2.720%, 07/22/2025 (SOFR + 1.152%)
(Callable 07/22/2024)(3)	19,000,000	18,304,104
3.591%, 07/22/2028
(3 Month LIBOR USD + 1.340%)
(Callable 07/22/2027)(3)	12,000,000	11,360,115
3.772%, 01/24/2029
(3 Month LIBOR USD + 1.140%)
(Callable 01/24/2028)(3)	1,000,000	948,845
3.622%, 04/01/2031 (SOFR + 3.120%)
(Callable 04/01/2030)(3)	10,000,000	9,185,444
1.928%, 04/28/2032 (SOFR + 1.020%)
(Callable 04/28/2031)(3)	25,000,000	19,824,210
National Australia Bank Ltd.:
2.332%, 08/21/2030(1)(2)	83,282,000	66,946,287
2.990%, 05/21/2031(1)(2)	18,911,000	15,802,424
3.933%, 08/02/2034
(5 Year CMT Rate + 1.880%)
(Callable 08/02/2029)(1)(2)(3)	10,000,000	9,065,474
3.347%, 01/12/2037
(5 Year CMT Rate + 1.700%)
(Callable 01/12/2032)(1)(2)(3)	10,000,000	8,391,303
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
National Securities Clearing Corp.,
1.500%, 04/23/2025
(Callable 03/23/2025)(2)	$12,124,000	$11,408,799
Nationwide Building Society:
3.766%, 03/08/2024
(3 Month LIBOR USD + 1.064%)
(Callable 03/08/2023)(1)(2)(3)	20,000,000	19,947,713
4.000%, 09/14/2026(1)(2)	73,507,000	70,796,451
4.302%, 03/08/2029
(3 Month LIBOR USD + 1.452%)
(Callable 03/08/2028)(1)(2)(3)	20,000,000	19,136,293
3.960%, 07/18/2030
(3 Month LIBOR USD + 1.855%)
(Callable 07/18/2029)(1)(2)(3)	10,125,000	9,389,611
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049
(Callable 05/30/2049)(2)	10,000,000	8,135,067
Nationwide Mutual Insurance Co.:
9.375%, 08/15/2039(2)	14,000,000	19,157,857
4.350%, 04/30/2050
(Callable 10/30/2049)(2)	25,000,000	20,784,428
NatWest Group PLC:
1.642%, 06/14/2027
(1 Year CMT Rate + 0.900%)
(Callable 06/14/2026)(1)(3)	35,000,000	30,686,151
5.516%, 09/30/2028
(1 Year CMT Rate + 2.270%)
(Callable 09/30/2027)(1)(3)	10,000,000	10,071,231
New York Life Insurance Co.:
6.750%, 11/15/2039(2)	12,026,000	14,084,981
3.750%, 05/15/2050
(Callable 11/15/2049)(2)	17,000,000	13,885,076
4.450%, 05/15/2069
(Callable 11/15/2068)(2)	10,000,000	8,563,720
Nomura Holdings, Inc.:
2.648%, 01/16/2025(1)	20,000,000	19,078,936
5.099%, 07/03/2025(1)(8)	10,000,000	10,043,438
1.851%, 07/16/2025(1)	19,000,000	17,397,072
1.653%, 07/14/2026(1)	32,975,000	28,874,024
2.172%, 07/14/2028(1)	16,055,000	13,523,588
2.710%, 01/22/2029(1)	10,000,000	8,536,152
Pacific Life Global Funding II,
1.200%, 06/24/2025(2)	22,300,000	20,480,280
Peachtree Corners Funding Trust,
3.976%, 02/15/2025(2)	12,295,000	12,162,875
Penn Mutual Life Insurance Co.,
3.800%, 04/29/2061(2)	15,000,000	10,803,722
Pine Street Trust I,
4.572%, 02/15/2029
(Callable 11/15/2028)(2)	7,825,000	7,557,903
Principal Financial Group, Inc.,
4.300%, 11/15/2046
(Callable 05/15/2046)	2,325,000	2,143,932
Principal Life Global Funding II:
1.250%, 06/23/2025(2)	16,000,000	14,694,225
3.000%, 04/18/2026(2)	13,400,000	12,785,172
Protective Life Corp.:
4.300%, 09/30/2028
(Callable 06/30/2028)(1)(2)	10,000,000	9,855,160
8.450%, 10/15/2039(1)	2,650,000	3,294,716
Prudential Financial, Inc.:
6.625%, 12/01/2037	5,000,000	5,880,793
3.935%, 12/07/2049
(Callable 06/07/2049)	11,426,000	9,835,149
Raymond James Financial, Inc.,
4.650%, 04/01/2030
(Callable 01/01/2030)	9,700,000	9,594,949
Regions Financial Corp.,
2.250%, 05/18/2025
(Callable 04/18/2025)	25,000,000	23,850,330
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024(1)(2)	22,800,000	21,890,700
Royal Bank of Canada,
4.650%, 01/27/2026(1)	7,773,000	7,837,297
Royal Bank of Scotland Group PLC:
3.875%, 09/12/2023(1)	10,000,000	9,967,035
4.269%, 03/22/2025
(3 Month LIBOR USD + 1.762%)
(Callable 03/22/2024)(1)(3)	27,351,000	27,069,774
3.073%, 05/22/2028
(1 Year CMT Rate + 2.550%)
(Callable 05/22/2027)(1)(3)	18,301,000	16,636,537
4.892%, 05/18/2029
(3 Month LIBOR USD + 1.754%)
(Callable 05/18/2028)(1)(3)	10,000,000	9,691,017
5.076%, 01/27/2030
(3 Month LIBOR USD + 1.905%)
(Callable 01/27/2029)(1)(3)	7,000,000	6,851,099
4.445%, 05/08/2030
(3 Month LIBOR USD + 1.871%)
(Callable 05/08/2029)(1)(3)	35,000,000	32,954,692
Sammons Financial Group, Inc.:
3.350%, 04/16/2031
(Callable 01/16/2031)(2)	14,350,000	11,860,836
4.750%, 04/08/2032
(Callable 01/08/2032)(2)	23,000,000	20,932,741
Santander Holdings USA, Inc.,
3.500%, 06/07/2024
(Callable 05/07/2024)(1)	5,695,000	5,595,913
Santander UK Group Holdings PLC:
3.373%, 01/05/2024
(3 Month LIBOR USD + 1.080%)
(Callable 01/05/2023)(1)(3)	5,967,000	5,939,214
4.796%, 11/15/2024
(3 Month LIBOR USD + 1.570%)
(Callable 11/15/2023)(1)(3)	5,250,000	5,250,156
1.673%, 06/14/2027 (SOFR + 0.989%)
(Callable 06/14/2026)(1)(3)	9,500,000	8,292,240
3.823%, 11/03/2028
(3 Month LIBOR USD + 1.400%)
(Callable 11/03/2027)(1)(3)	15,400,000	14,295,387
Santander UK PLC,
5.000%, 11/07/2023(1)(2)	21,921,000	22,074,009
SMBC Aviation Capital Finance DAC:
3.000%, 07/15/2022(1)(2)	8,000,000	7,998,869
1.900%, 10/15/2026
(Callable 09/15/2026)(1)(2)	6,725,000	5,712,326
Societe Generale SA:
4.250%, 09/14/2023(1)(2)	8,000,000	8,009,909
5.000%, 01/17/2024(1)(2)	20,000,000	20,082,398
3.875%, 03/28/2024(1)(2)	15,300,000	15,145,442
2.625%, 10/16/2024(1)(2)	23,000,000	22,116,922
2.625%, 01/22/2025(1)(2)	41,125,000	39,088,330
2.226%, 01/21/2026
(1 Year CMT Rate + 1.050%)
(Callable 01/21/2025)(1)(2)(3)	21,032,000	19,596,083
4.250%, 08/19/2026(1)(2)	2,000,000	1,921,234

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Societe Generale SA: (cont.)
1.488%, 12/14/2026
(1 Year CMT Rate + 1.100%)
(Callable 12/14/2025)(1)(2)(3)	$28,800,000	$25,402,393
2.889%, 06/09/2032
(1 Year CMT Rate + 1.300%)
(Callable 06/09/2031)(1)(2)(3)	6,775,000	5,409,883
3.337%, 01/21/2033
(1 Year CMT Rate + 1.600%)
(Callable 01/21/2032)(1)(2)(3)	10,000,000	8,181,591
6.221%, 06/15/2033
(1 Year CMT Rate + 3.200%)
(Callable 06/15/2032)(1)(2)(3)	9,150,000	8,733,289
3.625%, 03/01/2041(1)(2)	12,000,000	8,186,996
Standard Chartered PLC:
3.885%, 03/15/2024
(3 Month LIBOR USD + 1.080%)
(Callable 03/15/2023)(1)(2)(3)	31,557,000	31,459,580
3.785%, 05/21/2025
(3 Month LIBOR USD + 1.560%)
(Callable 05/21/2024)(1)(2)(3)	36,294,000	35,604,490
2.819%, 01/30/2026
(3 Month LIBOR USD + 1.209%)
(Callable 01/30/2025)(1)(2)(3)	21,000,000	19,881,865
1.456%, 01/14/2027
(1 Year CMT Rate + 1.000%)
(Callable 01/14/2026)(1)(2)(3)	20,658,000	18,212,099
2.608%, 01/12/2028
(1 Year CMT Rate + 1.180%)
(Callable 01/12/2027)(1)(2)(3)	24,000,000	21,435,664
4.644%, 04/01/2031
(1 Year CMT Rate + 3.850%)
(Callable 04/01/2030)(1)(2)(3)	14,700,000	14,009,918
5.700%, 03/26/2044(1)(2)	6,000,000	5,593,113
Stifel Financial Corp.:
4.250%, 07/18/2024	17,850,000	17,861,761
4.000%, 05/15/2030
(Callable 02/15/2030)	44,140,000	40,972,032
Sumitomo Mitsui Banking Corp.,
3.950%, 07/19/2023(1)	1,850,000	1,857,668
Sumitomo Mitsui Financial Group, Inc.:
3.102%, 01/17/2023(1)	12,000,000	11,995,226
2.696%, 07/16/2024(1)	12,000,000	11,669,495
2.448%, 09/27/2024(1)	2,015,000	1,940,570
2.348%, 01/15/2025(1)	8,245,000	7,885,023
1.474%, 07/08/2025(1)	8,740,000	8,026,736
2.130%, 07/08/2030(1)	7,575,000	6,232,827
SunTrust Banks, Inc.,
3.300%, 05/15/2026
(Callable 04/15/2026)	3,925,000	3,783,137
Synchrony Financial:
4.375%, 03/19/2024
(Callable 02/19/2024)	1,538,000	1,528,637
4.250%, 08/15/2024
(Callable 05/15/2024)	26,864,000	26,697,189
4.500%, 07/23/2025
(Callable 04/23/2025)	23,127,000	22,500,708
3.700%, 08/04/2026
(Callable 05/04/2026)	23,023,000	21,316,791
3.950%, 12/01/2027
(Callable 09/01/2027)	44,825,000	40,862,241
Toronto-Dominion Bank,
4.456%, 06/08/2032(1)	19,000,000	18,787,854
Trinity Acquisition PLC:
4.400%, 03/15/2026
(Callable 12/15/2025)	27,305,000	27,052,707
6.125%, 08/15/2043	22,561,000	22,977,772
UBS Group AG:
1.364%, 01/30/2027
(1 Year CMT Rate + 1.080%)
(Callable 01/30/2026)(1)(2)(3)	10,950,000	9,705,594
1.494%, 08/10/2027
(1 Year CMT Rate + 0.850%)
(Callable 08/10/2026)(1)(2)(3)	9,000,000	7,875,745
2.095%, 02/11/2032
(1 Year CMT Rate + 1.000%)
(Callable 02/11/2031)(1)(2)(3)	35,000,000	27,789,343
UBS Group Funding Switzerland AG:
2.859%, 08/15/2023
(3 Month LIBOR USD + 0.954%)
(Callable 08/15/2022)(1)(2)(3)	42,658,000	42,643,061
4.253%, 03/23/2028
(Callable 03/23/2027)(1)(2)	17,150,000	16,638,862
UnitedHealth Group, Inc.:
2.750%, 05/15/2040
(Callable 11/15/2039)	7,000,000	5,451,988
4.750%, 05/15/2052
(Callable 11/15/2051)	8,275,000	8,270,774
Wells Fargo & Co.:
2.469%, 10/31/2023
(3 Month LIBOR USD + 1.230%)
(Callable 10/31/2022)(3)	5,000,000	5,002,733
2.406%, 10/30/2025 (SOFR + 1.087%)
(Callable 10/30/2024)(3)	19,000,000	18,088,067
2.164%, 02/11/2026
(3 Month LIBOR USD + 0.750%)
(Callable 02/11/2025)(3)	15,000,000	14,097,973
3.000%, 04/22/2026	3,000,000	2,854,699
3.908%, 04/25/2026 (SOFR + 1.320%)
(Callable 04/25/2025)(3)	5,000,000	4,917,427
2.393%, 06/02/2028 (SOFR + 2.100%)
(Callable 06/02/2027)(3)	64,086,000	57,390,866
3.068%, 04/30/2041 (SOFR + 2.530%)
(Callable 04/30/2040)(3)	25,000,000	19,360,366
3.900%, 05/01/2045	5,000,000	4,203,214
5.013%, 04/04/2051 (SOFR + 4.502%)
(Callable 04/04/2050)(3)	7,000,000	6,865,590
Wells Fargo Bank NA,
5.850%, 02/01/2037	10,000,000	10,659,667
Westpac Banking Corp.:
2.894%, 02/04/2030
(5 Year CMT Rate + 1.350%)
(Callable 02/04/2025)(1)(3)	11,425,000	10,824,703
4.322%, 11/23/2031
(5 Year Mid Swap Rate USD + 2.236%)
(Callable 11/23/2026)(1)(3)	8,350,000	8,029,139
4.110%, 07/24/2034
(5 Year CMT Rate + 2.000%)
(Callable 07/24/2029)(1)(3)	10,000,000	9,140,032
2.668%, 11/15/2035
(5 Year CMT Rate + 1.750%)
(Callable 11/15/2030)(1)(3)	13,600,000	10,824,557
4.421%, 07/24/2039(1)	10,000,000	8,950,673
Willis North America, Inc.:
3.600%, 05/15/2024
(Callable 03/15/2024)	9,000,000	8,864,855

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Willis North America, Inc.: (cont.)
4.650%, 06/15/2027
(Callable 05/15/2027)	$8,525,000	$8,385,553
2.950%, 09/15/2029
(Callable 06/15/2029)	7,500,000	6,429,843
5.050%, 09/15/2048
(Callable 03/15/2048)	10,200,000	9,514,262
Total Financials
(Cost $6,246,618,233)		5,719,884,820	16.3%
Total Corporate Bonds
(Cost $15,168,657,497)		13,659,706,259	38.9%
Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	4,763,252
California Housing Finance Agency,
2.794%, 08/01/2036
(Callable 08/01/2025)	3,855,000	3,837,357
California Qualified School
Bond Joint Powers Authority,
7.155%, 03/01/2027	5,590,000	6,107,740
City of Berwyn IL,
5.790%, 12/01/2022 (Insured by NATL)	370,000	370,763
City of Vernon CA,
4.500%, 08/01/2022	7,265,000	7,273,515
County of Cuyahoga OH,
9.125%, 10/01/2023 (Insured by AGC)	500,000	511,126
County of Riverside CA,
2.617%, 02/15/2024	20,000,000	19,665,098
Dallas/Fort Worth International Airport:
2.246%, 11/01/2031
(Callable 11/01/2030)	2,500,000	2,103,141
2.416%, 11/01/2032
(Callable 11/01/2030)	5,000,000	4,182,703
2.516%, 11/01/2033
(Callable 11/01/2030)	1,220,000	1,009,571
Eaton Community City School District,
5.390%, 08/25/2027
(Callable 08/01/2022) (Insured by
SD CRED PROG)	2,305,000	2,305,879
Kentucky Housing Corp.,
3.500%, 01/01/2040
(Callable 07/01/2025)	1,880,000	1,869,656
Kentucky Public Energy Authority,
2.448%, 12/01/2049
(1 Month LIBOR USD + 1.300%)
(Callable 03/01/2025) (Mandatory
Tender Date 06/01/2025)(3)	28,000,000	27,613,183
Louisiana Housing Corp.,
2.100%, 12/01/2038
(Callable 09/01/2024)
(Insured by GNMA)	1,309,007	1,268,651
Maine State Housing Authority,
2.600%, 11/15/2046
(Callable 11/15/2030)	10,000,000	7,199,166
Maryland Community Development
Administration Housing Revenue,
3.160%, 09/01/2041
(Callable 09/01/2025)	5,525,000	5,493,703
Maryland Economic Development Corp.,
3.997%, 04/01/2034
(Callable 01/01/2034)	18,670,000	16,433,024
Massachusetts Educational
Financing Authority,
3.850%, 05/25/2033	13,959,589	13,922,662
Minnesota Housing Finance Agency:
2.730%, 08/01/2046 (Callable
07/01/2025) (Insured by GNMA)	2,284,689	2,214,094
3.200%, 06/01/2047 (Callable
07/01/2026) (Insured by GNMA)	4,981,483	4,805,352
3.000%, 10/01/2047 (Callable
01/01/2027) (Insured by GNMA)	6,281,639	6,067,661
New Hampshire Business
Finance Authority:
3.250%, 04/01/2028
(Callable 01/01/2028)	45,000,000	39,894,674
3.300%, 04/01/2032
(Callable 01/01/2032)	35,000,000	28,785,936
2.872%, 07/01/2035
(Callable 01/01/2035)	17,840,000	13,091,962
New Hampshire Housing
Finance Authority:
3.750%, 07/01/2034
(Callable 07/01/2023)	165,000	165,469
4.000%, 07/01/2036
(Callable 07/01/2025)	1,835,000	1,842,529
New Jersey Higher Education
Student Assistance Authority:
3.500%, 12/01/2039
(Callable 12/01/2028)	17,910,000	17,129,051
3.500%, 12/01/2039
(Callable 12/01/2028)	18,250,000	18,156,492
New Jersey Turnpike Authority,
3.223%, 01/01/2036
(Callable 07/01/2025)(2)	90,230,000	81,580,895
New York State Dormitory Authority,
2.219%, 07/01/2035	15,000,000	12,268,884
North Carolina Housing Finance Agency,
2.812%, 07/01/2035
(Callable 01/01/2024)	805,000	798,687
State Public School Building Authority,
2.966%, 04/01/2027 (Insured by BAM)	5,800,000	5,551,540
Texas Private Activity Bond
Surface Transportation Corp.,
3.922%, 12/31/2049	8,800,000	7,737,916
Three Rivers Local School District,
5.209%, 09/15/2027
(Callable 08/01/2022)
(Insured by SD CRED PROG)	2,365,000	2,367,305
West Contra Costa
Unified School District,
6.250%, 08/01/2030	1,785,000	2,041,784
Western Michigan University Homer
Stryker MD School of Medicine,
4.750%, 11/15/2028 (Insured by AGM)	12,560,000	13,098,923
Westlake City School District,
5.227%, 12/01/2026
(Callable 08/01/2022)	3,570,000	3,574,353
Westvaco Corp.,
7.670%, 01/15/2027(2)	8,000,000	8,656,469
Total Municipal Bonds
(Cost $434,951,676)		395,760,166	1.1%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1993-58, Class H,
5.500%, 04/25/2023	4,432	4,452
Series 1998-66, Class C,
6.000%, 12/25/2028	6,012	6,162

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal Gold Loan
Mortgage Corp. (FGLMC):
6.500%, 06/01/2029	$50,769	$53,698
3.000%, 03/01/2032	1,226,217	1,206,920
3.500%, 05/01/2032	7,917,919	7,925,447
3.500%, 07/01/2032	10,949,592	10,960,005
3.000%, 04/01/2033	1,068,888	1,050,733
5.000%, 08/01/2033	2,380,909	2,502,860
3.500%, 01/01/2034	7,745,447	7,752,810
5.000%, 09/01/2035	4,766,417	5,018,806
5.500%, 01/01/2036	80,389	86,334
5.000%, 03/01/2036	1,957,425	2,060,841
6.000%, 12/01/2036	71,884	78,863
3.500%, 03/01/2037	3,289,644	3,276,522
4.000%, 03/01/2037	1,828,407	1,861,050
3.500%, 02/01/2038	36,053,986	35,453,332
5.000%, 02/01/2038	1,120,927	1,179,792
5.500%, 05/01/2038	225,977	242,994
5.500%, 01/01/2039	5,176,846	5,551,169
4.500%, 11/01/2039	1,365,843	1,411,191
4.500%, 11/01/2039	1,665,998	1,721,287
4.500%, 12/01/2039	8,209,601	8,459,792
3.000%, 02/01/2040	11,048,907	10,538,916
5.000%, 03/01/2040	332,829	350,672
4.500%, 08/01/2040	268,250	277,139
2.000%, 09/01/2040	26,966,562	24,107,175
4.500%, 09/01/2040	1,101,061	1,136,023
4.000%, 01/01/2041	10,638,356	10,769,731
4.000%, 01/01/2041	5,432,583	5,499,470
4.500%, 03/01/2041	805,062	831,736
3.500%, 10/01/2041	3,349,920	3,299,275
2.000%, 11/01/2041	83,346,770	74,019,467
2.000%, 12/01/2041(8)	18,598,046	16,625,431
2.500%, 02/01/2042	12,134,733	11,168,298
4.000%, 03/01/2042	3,124,421	3,162,989
3.500%, 06/01/2042	1,664,641	1,637,377
3.500%, 07/01/2042	4,275,407	4,205,377
3.000%, 08/01/2042	6,330,098	6,057,485
3.000%, 10/01/2042	2,591,803	2,480,173
3.000%, 11/01/2042	23,237,557	22,236,812
3.500%, 12/01/2042	5,129,562	5,045,565
3.000%, 01/01/2043	10,621,177	10,163,691
3.500%, 01/01/2043	8,951,033	8,804,344
3.000%, 02/01/2043	1,446,485	1,383,580
3.000%, 04/01/2043	8,748,729	8,368,269
3.000%, 04/01/2043	3,195,471	3,056,837
3.000%, 04/01/2043	3,677,404	3,516,715
4.000%, 04/01/2043	12,045,737	12,172,388
3.500%, 05/01/2043	6,018,002	5,923,910
3.000%, 06/01/2043	7,804,772	7,462,109
3.000%, 08/01/2043	2,460,655	2,352,111
3.500%, 11/01/2043	3,378,401	3,323,121
3.500%, 01/01/2044	4,712,023	4,634,855
3.500%, 02/01/2044	15,814,624	15,555,894
4.000%, 03/01/2044	1,875,704	1,890,780
3.500%, 05/01/2044	21,407,731	21,057,047
4.000%, 05/01/2044	8,844,103	8,953,177
4.000%, 07/01/2044	1,452,829	1,464,478
3.500%, 10/01/2044	24,348,583	23,950,076
4.000%, 10/01/2044	4,332,313	4,367,099
3.000%, 01/01/2045	8,573,092	8,164,930
3.500%, 01/01/2045	13,702,863	13,478,431
4.500%, 01/01/2045	13,650,420	14,070,106
3.000%, 10/01/2045	17,236,327	16,479,899
4.000%, 10/01/2045	2,134,000	2,150,838
4.000%, 11/01/2045	4,828,875	4,866,748
3.500%, 12/01/2045	3,559,962	3,484,065
3.000%, 01/01/2046	49,713,729	47,553,344
3.000%, 01/01/2046	63,382,688	60,569,586
3.500%, 01/01/2046	14,458,153	14,150,156
4.000%, 02/01/2046	6,351,136	6,402,044
4.000%, 02/01/2046	31,647,997	32,005,097
4.000%, 04/01/2046	4,463,655	4,499,377
3.500%, 05/01/2046	2,698,092	2,661,949
3.500%, 08/01/2046	15,829,854	15,572,847
3.000%, 09/01/2046	53,275,176	50,485,196
3.000%, 10/01/2046	57,292,555	54,528,281
3.000%, 10/01/2046	34,929,102	33,106,543
3.000%, 12/01/2046	30,192,494	28,558,014
4.000%, 01/01/2047	27,477,131	27,697,721
3.000%, 02/01/2047	19,229,262	18,163,202
4.500%, 04/01/2047	13,571,992	13,830,033
3.000%, 05/01/2047	31,785,034	30,139,113
4.500%, 06/01/2047	84,369,429	85,945,020
4.500%, 08/01/2047	22,296,096	22,685,309
4.000%, 09/01/2047	7,460,369	7,487,901
4.000%, 08/01/2048	12,098,955	12,121,220
3.000%, 02/01/2049(8)	44,402,631	42,195,942
3.000%, 11/01/2049	51,475,815	48,413,040
4.000%, 05/01/2050	88,642,325	88,748,801
2.500%, 11/01/2050	25,123,643	22,768,197
2.500%, 02/01/2051	22,659,699	20,562,614
2.500%, 02/01/2051	64,164,571	58,108,174
2.500%, 02/01/2051	45,794,134	41,628,065
2.000%, 04/01/2051	83,638,310	73,303,584
3.000%, 04/01/2051	36,732,990	34,288,480
2.000%, 05/01/2051	34,069,991	29,796,628
2.500%, 05/01/2051	42,947,845	38,725,840
2.500%, 06/01/2051	18,494,687	16,671,449
2.500%, 07/01/2051	35,918,925	32,493,641
2.500%, 08/01/2051	19,741,819	17,928,681
2.000%, 09/01/2051	119,691,549	104,342,598
3.000%, 09/01/2051	18,370,083	17,314,886
3.000%, 10/01/2051	12,295,888	11,496,948
2.500%, 11/01/2051	10,616,393	9,598,870
2.500%, 11/01/2051	146,568,106	133,049,676
3.000%, 03/01/2052	134,215,556	126,210,794
Federal Home Loan
Mortgage Corp. (FHLMC),
4.500%, 07/01/2052(8)	37,765,124	38,307,436
Federal National Mortgage
Association (FNMA):
5.000%, 05/01/2028	72,161	73,722
4.500%, 08/01/2029	563,906	569,443
4.500%, 09/01/2029	621,427	627,526
3.500%, 01/01/2032	19,380,368	19,380,841
3.000%, 10/01/2032	997,211	972,690
3.000%, 12/01/2032	1,969,038	1,919,511
6.000%, 03/01/2033	20,500	22,088
3.500%, 10/01/2033	10,076,862	10,077,120
4.500%, 10/01/2033	7,367,073	7,573,564
5.000%, 10/01/2033	8,247,496	8,669,657
5.000%, 11/01/2033	23,675	24,887
4.000%, 01/01/2034	3,086,942	3,139,246
5.500%, 04/01/2034	2,834,929	3,037,478

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage
Association (FNMA): (cont.)
4.000%, 06/01/2034	$4,180,454	$4,250,966
4.000%, 09/01/2034	4,707,926	4,787,302
5.500%, 09/01/2034	75,496	80,890
6.000%, 11/01/2034	21,201	23,188
3.500%, 01/01/2035	26,327,276	26,317,361
5.500%, 02/01/2035	252,845	270,997
3.000%, 06/01/2035	5,880,467	5,775,492
5.000%, 07/01/2035	2,130,219	2,239,753
5.000%, 10/01/2035	1,004,069	1,056,262
5.000%, 02/01/2036	1,452,381	1,528,639
3.000%, 11/01/2036	17,701,258	17,308,915
5.500%, 11/01/2036	95,307	102,326
2.500%, 12/01/2036	9,700,437	8,910,000
3.500%, 02/01/2037	6,688,391	6,688,544
5.500%, 04/01/2037	636,277	680,376
4.000%, 05/01/2037	16,605,021	16,884,762
4.000%, 02/01/2038	12,862,565	12,889,755
2.500%, 04/01/2038	25,821,111	23,722,330
3.000%, 05/01/2038	14,006,951	13,701,835
4.000%, 05/01/2038	10,719,498	11,019,695
4.000%, 04/01/2039	5,407,939	5,469,422
4.500%, 04/01/2039	13,454,556	14,053,091
4.000%, 06/01/2039	10,494,943	10,672,543
5.000%, 06/01/2039	5,038,728	5,298,142
5.000%, 06/01/2039	7,315,464	7,658,634
4.500%, 11/01/2039	78,011	80,300
4.000%, 08/01/2040	553,876	558,848
3.500%, 10/01/2040	11,971,197	11,705,400
4.000%, 10/01/2040	14,220,164	14,382,332
3.500%, 12/01/2040	3,284,545	3,231,986
4.000%, 12/01/2040	3,299,578	3,337,184
2.500%, 01/01/2041	27,580,003	25,384,438
3.500%, 02/01/2041	5,411,267	5,324,817
4.500%, 02/01/2041	27,210,169	28,118,390
4.500%, 05/01/2041	3,082,460	3,175,391
4.000%, 06/01/2041	5,866,091	5,932,827
4.500%, 07/01/2041	3,335,719	3,433,861
5.000%, 07/01/2041	5,671,790	5,963,978
3.500%, 09/01/2041	7,923,791	7,796,724
4.000%, 09/01/2041	794,633	801,753
4.000%, 10/01/2041	2,453,700	2,481,619
2.000%, 12/01/2041	139,687,379	124,871,402
4.000%, 12/01/2041	3,307,360	3,337,024
4.000%, 01/01/2042	4,309,539	4,358,579
4.500%, 01/01/2042	5,018,897	5,180,372
2.000%, 02/01/2042	47,028,417	41,765,515
2.000%, 02/01/2042	43,804,985	38,889,058
4.000%, 02/01/2042	18,799,772	18,968,352
2.500%, 03/01/2042	53,093,609	48,802,161
3.000%, 04/01/2042	29,141,460	27,844,320
3.000%, 05/01/2042	3,124,955	2,987,488
3.500%, 07/01/2042	48,198,887	47,364,549
3.500%, 08/01/2042	3,470,762	3,410,902
3.000%, 10/01/2042	12,030,847	11,501,570
3.000%, 03/01/2043	17,291,601	16,513,785
3.000%, 03/01/2043	3,412,672	3,261,808
3.000%, 05/01/2043	17,827,399	17,036,323
3.000%, 05/01/2043	8,185,389	7,821,818
3.500%, 05/01/2043	17,712,699	17,406,040
3.000%, 06/01/2043	3,570,287	3,410,996
3.000%, 07/01/2043	1,486,969	1,420,766
4.000%, 07/01/2043	12,848,143	12,993,412
3.000%, 08/01/2043	2,323,548	2,218,637
3.000%, 09/01/2043	46,018,090	43,986,630
3.500%, 09/01/2043	20,005,412	19,659,452
4.500%, 09/01/2043	4,841,937	4,973,135
3.000%, 10/01/2043	54,297,573	51,879,289
3.500%, 10/01/2043	24,369,650	23,948,529
3.000%, 11/01/2043	12,206,698	11,672,099
4.000%, 11/01/2043	4,730,518	4,765,605
4.000%, 12/01/2044	119,308,578	120,153,773
4.000%, 01/01/2045	3,049,411	3,070,918
4.000%, 02/01/2045	7,487,631	7,572,459
3.500%, 04/01/2045	12,784,168	12,537,327
4.000%, 09/01/2045	2,144,091	2,159,201
4.000%, 10/01/2045	2,847,732	2,867,798
4.000%, 11/01/2045	10,755,987	10,778,697
3.500%, 12/01/2045	14,305,275	13,954,727
4.500%, 02/01/2046	13,226,246	13,649,744
3.000%, 05/01/2046	7,400,443	7,020,786
3.500%, 05/01/2046	13,477,121	13,254,963
3.000%, 07/01/2046	5,438,594	5,155,254
4.500%, 08/01/2046	9,732,500	10,020,227
3.500%, 09/01/2046	5,005,379	4,894,297
2.500%, 10/01/2046	13,776,288	12,447,750
3.000%, 11/01/2046	22,711,854	21,661,943
3.000%, 11/01/2046	10,824,313	10,290,151
3.500%, 11/01/2046	24,589,350	24,054,253
3.000%, 12/01/2046	15,138,284	14,330,757
4.000%, 02/01/2047	2,667,200	2,685,838
3.500%, 05/01/2047	1,130,938	1,106,088
3.500%, 08/01/2047	5,666,438	5,532,778
4.000%, 08/01/2047	20,794,927	20,950,476
3.500%, 10/01/2047	5,340,685	5,213,465
4.000%, 10/01/2047	13,909,494	13,953,477
4.000%, 11/01/2047	10,894,398	10,936,590
4.500%, 11/01/2047	5,170,407	5,336,966
3.500%, 12/01/2047	82,139,766	80,147,808
4.000%, 12/01/2047	17,231,145	17,299,024
4.500%, 12/01/2047	2,847,266	2,876,427
3.500%, 01/01/2048	19,902,221	19,451,418
3.500%, 02/01/2048	27,005,322	26,408,399
3.500%, 03/01/2048	23,945,734	23,402,096
4.000%, 04/01/2048	37,341,368	37,371,159
4.000%, 07/01/2048	14,238,252	14,338,281
4.000%, 09/01/2048	3,765,221	3,768,506
4.500%, 09/01/2048(8)	11,342,610	11,432,389
4.500%, 11/01/2048	14,539,871	14,752,475
5.000%, 11/01/2048	19,595,457	20,448,791
4.000%, 01/01/2049	3,615,229	3,622,817
4.500%, 01/01/2049	9,942,835	10,130,455
3.000%, 02/01/2049	13,402,060	12,629,893
4.500%, 02/01/2049(8)	10,422,341	10,501,299
4.000%, 05/01/2049	8,130,844	8,137,969
3.000%, 05/01/2050	43,031,818	40,565,786
2.500%, 07/01/2050(8)	38,749,412	35,158,899
2.500%, 07/01/2050	112,268,262	101,985,149
2.500%, 10/01/2050	43,507,694	39,436,324
2.500%, 11/01/2050	59,737,406	54,073,971
3.000%, 11/01/2050	6,906,840	6,493,815
2.500%, 12/01/2050	86,843,246	78,709,046
2.500%, 12/01/2050	57,790,104	52,116,309
2.500%, 01/01/2051	37,472,414	34,046,585
2.500%, 04/01/2051	20,573,828	18,651,640
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage
Association (FNMA): (cont.)
2.500%, 05/01/2051	$87,688,033	$79,916,860
2.500%, 05/01/2051	75,785,414	69,413,720
2.500%, 05/01/2051	39,511,052	35,835,366
2.500%, 06/01/2051	28,828,518	26,228,680
2.000%, 07/01/2051	47,983,096	41,994,494
2.500%, 07/01/2051	24,658,187	22,216,871
2.500%, 07/01/2051	75,560,146	68,718,278
2.000%, 08/01/2051	17,413,767	15,240,147
2.000%, 09/01/2051	13,183,826	11,538,174
2.500%, 09/01/2051	134,067,570	121,158,192
2.500%, 10/01/2051	41,463,440	37,639,463
3.000%, 10/01/2051	69,145,638	64,517,019
2.000%, 11/01/2051	62,564,715	54,541,871
2.500%, 11/01/2051	36,994,166	33,720,088
2.500%, 11/01/2051	110,725,788	100,003,673
2.500%, 11/01/2051	32,015,061	28,946,702
3.000%, 11/01/2051	130,823,005	122,748,379
2.000%, 12/01/2051	27,154,237	23,735,428
2.000%, 12/01/2051	37,509,553	32,699,585
2.000%, 12/01/2051	113,559,474	98,997,680
2.000%, 12/01/2051	38,551,270	33,620,627
2.500%, 12/01/2051	50,868,154	45,831,570
2.500%, 12/01/2051	144,705,166	131,121,850
2.500%, 12/01/2051	112,795,998	101,873,260
2.500%, 12/01/2051	25,645,037	23,180,195
2.500%, 01/01/2052	48,158,743	43,587,603
3.000%, 02/01/2052	26,575,198	24,914,243
3.000%, 02/01/2052	32,583,166	30,546,771
3.500%, 02/01/2052	35,551,756	34,389,140
3.000%, 03/01/2052	73,083,762	68,466,378
3.500%, 04/01/2052	94,165,963	90,977,166
3.500%, 05/01/2052	51,147,027	50,641,246
4.500%, 07/01/2052(8)	15,874,558	16,096,438
3.000%, 11/01/2059	55,775,339	52,290,488
Government National Mortgage
Association (GNMA):
6.000%, 11/20/2033	20,100	21,810
5.000%, 07/20/2040	717,867	760,268
3.500%, 10/20/2041	3,513,755	3,488,405
3.500%, 01/15/2042	6,096,851	6,091,318
4.000%, 06/20/2042	3,828,537	3,917,078
3.500%, 09/20/2042	1,466,551	1,456,030
3.500%, 01/20/2043	31,089,665	30,780,554
4.000%, 10/20/2043	5,114,770	5,156,036
4.000%, 09/20/2044	19,688,071	19,846,003
4.000%, 01/20/2045	4,317,862	4,352,705
3.500%, 03/20/2045	6,929,793	6,845,679
3.000%, 04/20/2045	8,074,509	7,744,952
3.500%, 04/20/2045	9,819,328	9,721,401
4.000%, 08/20/2045	3,505,263	3,538,698
4.500%, 01/20/2046	5,980,878	6,267,530
3.500%, 04/20/2046	30,914,274	30,478,992
4.000%, 04/20/2046	3,765,191	3,770,852
3.500%, 05/20/2046	19,473,839	19,198,491
4.000%, 05/20/2046	9,112,378	9,187,045
3.500%, 06/20/2046	32,275,298	31,793,294
3.000%, 11/20/2046	23,165,294	22,025,064
5.000%, 04/20/2047	903,658	940,180
3.000%, 06/20/2047	13,859,145	13,294,443
4.500%, 06/20/2047	13,413,232	13,800,032
4.500%, 07/20/2047	3,265,295	3,382,930
4.500%, 09/20/2047(6)	4,316,549	4,474,912
4.000%, 01/20/2048	5,860,750	5,890,318
5.000%, 02/20/2049	34,711,295	35,740,732
3.500%, 02/20/2050	71,721,416	71,166,855
2.500%, 03/20/2051	56,707,829	51,527,237
2.500%, 04/20/2051	73,546,517	66,779,054
2.500%, 06/20/2051	37,744,657	34,269,753
4.000%, 04/20/2052	20,018,912	19,961,120
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%,
02/25/2059 (Callable 05/25/2037)	37,428,986	36,441,123
Series 2020-2, Class MT, 2.000%,
11/25/2059 (Callable 02/25/2033)	61,818,804	55,425,708
Series 2020-3, Class MT, 2.000%,
05/25/2060 (Callable 12/25/2036)	40,621,370	36,421,859
Series 2021-3, Class MTU, 2.500%,
03/25/2061 (Callable 11/25/2033)	74,190,940	67,719,049
Series 2022-1, Class MTU, 3.250%,
11/25/2061 (Callable 01/25/2039)	58,420,766	55,918,137
Total U.S. Government Agency Issues
(Cost $7,397,760,501)		6,878,455,148	19.6%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2006-43CB, Class 2A1, 6.000%,
08/25/2022 (Callable 07/25/2022)(6)	5,781	5,759
Series 2006-28CB, Class A17, 6.000%,
10/25/2036 (Callable 07/25/2022)(6)	424,116	254,594
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%,
10/25/2048 (Callable 07/25/2022)(2)(4)	12,610,220	12,202,517
Series 2020-1, Class A1A, 1.662%,
03/25/2055 (Callable 02/25/2023)(2)	10,876,584	10,425,230
Asset Backed Securities Corp.
Home Equity Loan Trust:
Series 2006-HE3, Class A2,
1.954%, 03/25/2036
1 Month LIBOR USD + 0.330%)
(Callable 07/25/2022)(3)	2,404,545	2,392,920
Series 2006-HE6, Class A1,
1.914%, 11/25/2036
(1 Month LIBOR USD + 0.145%)
(Callable 07/25/2022)(3)	11,315,542	11,049,429
Banc of America Alternative Loan Trust:
Series 2007-1, Class 1A1, 3.921%,
10/25/2022 (Callable 07/25/2022)(4)	72,127	63,644
Series 2005-11, Class 1CB4, 5.500%,
12/25/2035 (Callable 07/25/2022)(6)	39,453	36,213
Series 2006-5, Class CB7, 6.000%,
06/25/2046 (Callable 07/25/2022)(6)	166,098	150,143
Bayview Financial Trust,
Series 2007-B, Class 1A2, 7.331%,
08/28/2037 (Callable 07/28/2022)(7)	988,110	854,882
Bear Stearns ALT-A Trust,
Series 2004-4, Class A1,
2.224%, 06/25/2034
(1 Month LIBOR USD + 0.600%)
(Callable 07/25/2022)(3)	174,951	175,196
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%,
05/25/2034 (Callable 07/25/2022)	110,816	98,269
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 3.109%,
09/25/2036 (Callable 07/25/2022)(4)(6)	541,617	482,354

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
CIM Trust,
Series 2022-R2, Class A1, 3.750%,
12/25/2061(2)(4)	$36,079,057	$34,719,743
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%,
11/25/2035 (Callable 07/25/2022)(6)	6,653	5,134
Countrywide Asset-Backed Certificates:
Series 2004-S1, Class A3, 5.115%,
02/25/2035 (Callable 07/25/2022)(7)	67,366	67,337
Series 2005-10, Class AF6, 4.915%,
12/25/2035 (Callable 07/25/2022)(4)	9,516	9,388
Series 2006-10, Class 1AF3, 5.971%,
12/25/2035 (Callable 07/25/2022)(4)(6)	131,306	130,893
Credit Suisse First Boston
Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 2.619%,
11/25/2033 (Callable 07/25/2022)(4)	2,949,174	2,819,119
CWABS Asset-Backed Certificates Trust,
Series 2005-17, Class 1AF5, 5.564%,
03/25/2036 (Callable 07/25/2022)(4)	65,700	62,358
Deutsche Mortgage Securities,
Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.000%,
04/25/2034 (Callable 07/25/2022)(7)	149	148
First Horizon Alternative
Mortgage Securities Trust:
Series 2006-FA8, Class 2A1,
5.750%, 07/25/2022(9)	35,375	0
Series 2006-FA6, Class 3A1, 5.750%,
11/25/2022 (Callable 07/25/2022)	3,142	2,414
FirstKey Homes Trust:
Series 2021-SFR1, Class A,
1.538%, 08/19/2038(2)	162,843,903	145,910,172
Series 2021-SFR2, Class A,
1.376%, 09/17/2038(2)	49,203,909	43,566,548
Series 2022-SFR1, Class A, 4.145%,
05/19/2039(2)	111,400,000	109,492,097
Fremont Home Loan Trust,
Series 2006-A, Class 1A1,
1.914%, 05/25/2036
(1 Month LIBOR USD + 0.290%)
(Callable 07/25/2022)(3)	8,834,660	8,439,232
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%,
04/25/2029 (Callable 07/25/2022)	28	27
Home Partners of America Trust,
Series 2021-2, Class A,
1.901%, 12/17/2026(2)	114,836,035	102,540,873
IMC Home Equity Loan Trust,
Series 1997-5, Class A10,
6.880%, 11/20/2028	15	15
Impac CMB Trust:
Series 2004-4, Class 2A2, 5.749%,
09/25/2034 (Callable 07/25/2022)(7)	49,208	50,314
Series 2004-5, Class 1A2,
2.324%, 10/25/2034
(1 Month LIBOR USD + 0.700%)
(Callable 07/25/2022)(3)	1,142,356	1,116,656
Series 2004-6, Class 1A1,
2.424%, 10/25/2034
(1 Month LIBOR USD + 0.800%)
(Callable 07/25/2022)(3)	911,164	880,458
Imperial Fund Mortgage Trust,
Series 2022-NQM3, Class A1, 4.380%,
05/25/2067 (Callable 04/25/2025)(2)(7)	7,497,081	7,380,682
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1,
3.190%, 03/25/2036
(Callable 07/25/2023)(4)	145,424	142,656
J.P. Morgan Mortgage Trust:
Series 2007-A1, Class 5A2, 2.417%,
07/25/2035 (Callable 09/25/2024)(4)	902,852	884,601
Series 2007-A1, Class 5A5, 2.417%,
07/25/2035 (Callable 09/25/2024)(4)	1,367,064	1,340,831
Series 2005-A4, Class 1A1, 2.904%,
07/25/2035 (Callable 07/25/2022)(4)	149,407	149,960
Series 2006-A7, Class 2A2, 3.172%,
01/25/2037 (Callable 07/25/2022)(4)	59,398	52,687
Series 2006-A7, Class 2A4R, 3.172%,
01/25/2037 (Callable 07/25/2022)(4)	253,776	222,170
Series 2007-A2, Class 2A3, 2.976%,
04/25/2037 (Callable 07/25/2022)(4)(6)	597,490	520,921
Merrill Lynch Mortgage Investors Trust,
Series 2004-F, Class A1A, 2.188%,
12/25/2029 (Callable 07/25/2022)(4)	2,475,285	2,458,318
MetLife, Inc.,
Series 2019-1A, Class A1A, 3.750%,
04/25/2058 (Callable 01/25/2029)(2)(4)	6,933,332	6,859,546
Mill City Mortgage Loan Trust,
Series 2021-NMR1, Class A1, 1.125%,
11/25/2060 (Callable 04/25/2029)(2)(4)	18,160,909	17,068,845
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 2.701%,
09/25/2034 (Callable 02/25/2029)(4)	1,075,723	1,072,992
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%,
03/25/2057 (Callable 11/25/2027)(2)(4)	5,755,065	5,602,923
Series 2017-3A, Class A1, 4.000%,
04/25/2057 (Callable 12/25/2029)(2)(4)	7,993,932	7,822,051
Series 2017-4A, Class A1, 4.000%,
05/25/2057 (Callable 02/25/2028)(2)(4)	11,681,252	11,326,847
Series 2018-1A, Class A1A, 4.000%,
12/25/2057 (Callable 11/25/2030)(2)(4)	6,458,579	6,280,817
Series 2020-1A, Class A1B, 3.500%,
10/25/2059 (Callable 03/25/2035)(2)(4)	12,388,503	11,893,896
Series 2022-NQM2, Class A1, 3.079%,
03/25/2062 (Callable 02/25/2024)(2)(4)	38,635,920	35,560,114
OBX Trust,
Series 2022-NQM2, Class A1, 2.938%,
01/25/2062 (Callable 02/25/2025)(2)(4)	90,315,242	83,889,357
Progress Residential Trust,
Series 2021-SFR8, Class A,
1.510%, 10/19/2038(2)	73,425,000	65,373,207
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%,
12/25/2022 (Callable 07/25/2022)	6,156	5,755
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%,
04/25/2037 (Callable 04/25/2027)(7)	2,482,525	817,467
Starwood Mortgage Residential Trust:
Series 2021-4, Class A1, 1.162%,
08/25/2056 (Callable 06/25/2024)(2)(4)	37,873,341	33,994,838
Series 2022-4, Class A1, 5.192%,
05/25/2067 (Callable 06/25/2025)(2)(7)	62,250,000	62,100,413
Structured Adjustable Rate
Mortgage Loan Trust,
Series 2004-12, Class 3A1, 2.716%,
09/25/2034 (Callable 07/25/2022)(4)	901,498	903,817

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Structured Asset Securities Corp.:
Series 2005-7XS, Class 1A4B,
5.940%, 04/25/2035
(Callable 07/25/2022)(7)	$252	$253
Series 2006-OPT1, Class A6,
1.774%, 04/25/2036
(1 Month LIBOR USD + 0.150%)
(Callable 02/25/2026)(3)	4,815,785	4,744,784
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 1.999%,
10/25/2043 (Callable 07/25/2022)(4)	4,960,814	4,847,547
Towd Point Mortgage Trust:
Series 2016-5, Class A1, 2.500%,
10/25/2056 (Callable 06/25/2026)(2)(4)	1,224,946	1,215,562
Series 2017-1, Class A1, 2.750%,
10/25/2056 (Callable 05/25/2026)(2)(4)	5,873,494	5,826,374
Series 2017-6, Class A1, 2.750%,
10/25/2057 (Callable 08/25/2026)(2)(4)	18,627,266	18,200,772
Series 2018-1, Class A1, 3.000%,
01/28/2058 (Callable 06/25/2025)(2)(4)	1,853,788	1,819,288
Series 2019-1, Class A1, 3.656%,
03/25/2058 (Callable 12/25/2025)(2)(4)	26,946,277	26,288,235
Series 2018-6, Class A1A, 3.750%,
03/25/2058 (Callable 01/25/2026)(2)(4)	13,643,876	13,558,409
Series 2018-4, Class A1, 3.000%,
06/25/2058 (Callable 03/25/2026)(2)(4)	14,445,974	13,838,648
Series 2019-4, Class A1, 2.900%,
10/25/2059 (Callable 08/25/2028)(2)(4)	79,317,927	76,801,146
Series 2020-2, Class A1A, 1.636%,
04/25/2060 (Callable 07/25/2026)(2)(4)	10,740,748	9,980,440
Series 2020-4, Class A1, 1.750%,
10/25/2060 (Callable 11/25/2026)(2)	81,397,887	74,729,926
WaMu Mortgage
Pass-Through Certificates Trust:
Series 2004-CB2, Class 3A, 6.000%,
08/25/2034 (Callable 07/25/2022)(6)	2,903,819	2,892,924
Series 2004-CB3, Class 2A, 6.500%,
10/25/2034 (Callable 07/25/2022)	1,355,250	1,317,465
Series 2004-AR14, Class A1, 2.808%,
01/25/2035 (Callable 07/25/2022)(4)	3,671,321	3,488,698
Total Non-U.S. Government
Agency Issues
(Cost $1,189,397,923)		1,111,280,258	3.2%
Total Residential
Mortgage-Backed Securities
(Cost $8,587,158,424)		7,989,735,406	22.8%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2014-M2, Class A2,
3.513%, 12/25/2023(4)	4,536,709	4,544,660
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K048, Class A2, 3.284%,
06/25/2025(4)	28,400,000	28,253,169
Series K734, Class A2, 3.208%,
02/25/2026	21,500,000	21,325,224
Series K736, Class A2, 2.282%,
07/25/2026	67,700,000	64,830,299
Series K057, Class A2, 2.570%,
07/25/2026	21,420,000	20,737,574
Series K058, Class A2, 2.653%,
08/25/2026	24,865,000	24,105,337
Series K063, Class A2, 3.430%,
01/25/2027(4)	79,804,512	79,566,647
Series K064, Class A2, 3.224%,
03/25/2027	60,635,903	59,930,962
Series K065, Class A2, 3.243%,
04/25/2027	34,635,000	34,247,379
Series K066, Class A2, 3.117%,
06/25/2027	13,214,000	12,983,946
Series K067, Class A2, 3.194%,
07/25/2027	68,324,045	67,364,523
Series K068, Class A2, 3.244%,
08/25/2027	27,963,000	27,629,365
Series K069, Class A2, 3.187%,
09/25/2027(4)	25,488,779	25,104,079
Series K071, Class A2,
3.286%, 11/25/2027	25,529,000	25,235,575
Series K072, Class A2,
3.444%, 12/25/2027	6,050,000	6,023,297
Series K073, Class A2, 3.350%,
01/25/2028	1,350,000	1,337,734
Series K074, Class A2, 3.600%,
01/25/2028	21,722,000	21,791,773
Series K076, Class A2, 3.900%,
04/25/2028	92,070,000	93,783,524
Series K077, Class A2, 3.850%,
05/25/2028(4)	68,650,000	69,730,949
Series K078, Class A2, 3.854%,
06/25/2028	59,788,633	60,778,523
Series K080, Class A2, 3.926%,
07/25/2028(4)	14,950,000	15,246,194
Series K082, Class A2, 3.920%,
09/25/2028(4)	56,545,000	57,601,170
Series K083, Class A2, 4.050%,
09/25/2028(4)	1,000,000	1,025,970
Series K156, Class A3, 3.700%,
06/25/2033(4)	11,088,000	11,059,515
Series K-1510, Class A3, 3.794%,
01/25/2034	13,525,000	13,332,856
Total U.S. Government Agency Issues
(Cost $892,784,824)		847,570,244	2.4%
Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%,
05/17/2050 (Callable 03/15/2027)	44,535,000	43,376,395
Series 2017-BNK8, Class A4, 3.488%,
11/17/2050 (Callable 10/15/2027)	67,663,000	65,275,788
Series 2019-BN21, Class A5, 2.851%,
10/18/2052 (Callable 09/15/2029)	39,560,000	36,031,280
Series 2020-BN29, Class A4, 1.997%,
11/18/2053 (Callable 11/15/2030)	66,985,000	56,127,743
Series 2017-BNK9, Class A4, 3.538%,
11/17/2054 (Callable 12/15/2027)	98,103,000	95,051,074
Series 2017-BNK5, Class A5, 3.390%,
06/17/2060 (Callable 06/15/2027)	22,501,000	21,658,608
Series 2017-BNK7, Class A5, 3.435%,
09/17/2060 (Callable 09/15/2027)	350,000	337,136
Series 2018-BN10, Class A5, 3.688%,
02/17/2061 (Callable 01/15/2028)	11,050,000	10,732,354
Series 2018-BN12, Class A4, 4.255%,
05/17/2061 (Callable 05/15/2028)(4)	15,302,008	15,296,758
Series 2018-BN13, Class A5, 4.217%,
08/17/2061 (Callable 07/15/2028)(4)	8,565,000	8,531,136

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
BBCMS Mortgage Trust,
Series 2022-C15, Class ASB,
3.684%, 04/16/2055
(Callable 10/15/2031)(4)	$7,104,000	$6,862,075
Benchmark Mortgage Trust:
Series 2018-B6, Class A4, 4.261%,
10/10/2051 (Callable 08/10/2028)	17,420,000	17,363,810
Series 2018-B8, Class A5, 4.232%,
01/18/2052 (Callable 12/15/2028)	24,235,000	24,111,562
Series 2020-B19, Class A5, 1.850%,
09/17/2053 (Callable 08/15/2030)	56,766,000	47,511,876
Series 2020-B20, Class A5, 2.034%,
10/20/2053 (Callable 10/15/2030)	31,916,000	26,917,054
Series 2020-B21, Class A5, 1.978%,
12/17/2053 (Callable 11/15/2030)	32,760,000	27,416,300
Series 2021-B24, Class A5, 2.584%,
03/17/2054 (Callable 03/15/2031)	40,000,000	34,999,348
Series 2021-B31, Class A5, 2.669%,
12/17/2054 (Callable 12/15/2031)	74,100,000	64,738,614
Series 2019-B10, Class A4, 3.717%,
03/17/2062	31,738,170	30,591,619
Series 2019-B14, Class A5, 3.049%,
12/15/2062 (Callable 11/15/2029)	28,769,000	26,453,616
CD Mortgage Trust:
Series 2016-CD1, Class A4, 2.724%,
08/12/2049 (Callable 08/10/2026)	46,415,000	43,908,752
Series 2017-CD3, Class A4, 3.631%,
02/11/2050 (Callable 01/10/2027)	7,200,000	7,009,242
Series 2018-CD7, Class A4, 4.279%,
08/17/2051 (Callable 07/15/2028)	7,400,000	7,356,005
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class A4, 3.283%,
05/10/2058	29,732,980	28,700,812
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%,
04/10/2046 (Callable 03/10/2023)	34,503,388	34,303,075
Series 2014-GC19, Class A3, 3.753%,
03/12/2047 (Callable 12/10/2023)	6,045,642	5,980,132
Series 2014-GC25, Class A4, 3.635%,
10/10/2047 (Callable 09/10/2024)	16,838,590	16,572,849
Series 2015-GC27, Class A5, 3.137%,
02/10/2048 (Callable 12/10/2024)	59,202,541	57,713,970
Series 2015-GC35, Class A4, 3.818%,
11/13/2048 (Callable 11/10/2025)	68,175,000	67,305,639
Series 2017-P7, Class A4, 3.712%,
04/15/2050 (Callable 03/14/2027)	12,275,000	12,005,793
Series 2017-P8, Class A4, 3.465%,
09/16/2050 (Callable 08/15/2027)	22,000,000	21,197,906
Series 2019-C7, Class A4, 3.102%,
12/16/2072 (Callable 12/15/2029)	22,880,000	20,931,793
COMM Mortgage Trust:
Series 2013-CR10, Class A3, 3.923%,
08/10/2046 (Callable 06/10/2023)	6,682,679	6,646,404
Series 2014-CR15, Class ASB, 3.595%,
02/12/2047 (Callable 11/10/2023)	4,356,671	4,352,288
Series 2014-CR19, Class A5, 3.796%,
08/12/2047 (Callable 08/10/2024)	15,789,828	15,621,698
Series 2014-UBS5, Class A4, 3.838%,
09/12/2047 (Callable 09/10/2024)	17,596,000	17,415,085
Series 2013-CR11, Class A3, 3.983%,
08/12/2050 (Callable 08/10/2023)	10,258,902	10,246,104
CSAIL Commercial Mortgage Trust:
Series 2018-CX11, Class A5, 4.033%,
04/17/2051 (Callable 02/15/2028)(4)	10,000,000	9,794,642
Series 2018-CX12, Class A4, 4.224%,
08/17/2051(4)	6,003,000	5,929,411
Series 2019-C16, Class A3, 3.329%,
06/17/2052	15,365,000	14,303,203
DBGS Mortgage Trust,
Series 2018-C1, Class A4, 4.466%,
10/17/2051	19,875,000	20,005,672
DBJPM Mortgage Trust:
Series 2016-C3, Class ASB, 2.756%,
08/12/2049 (Callable 01/10/2026)	8,951,819	8,741,971
Series 2017-C6, Class A5, 3.328%,
06/10/2050 (Callable 06/10/2027)	20,800,000	19,907,322
Series 2020-C9, Class A5, 1.926%,
08/15/2053 (Callable 03/15/2030)	22,555,000	19,016,811
GS Mortgage Securities Trust:
Series 2013-GC14, Class A5, 4.243%,
08/10/2046 (Callable 08/10/2023)	25,500,000	25,426,978
Series 2015-GS1, Class A3, 3.734%,
11/10/2048 (Callable 11/10/2025)	16,488,248	16,217,609
J.P. Morgan Chase Commercial
Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%,
04/15/2046 (Callable 04/15/2023)	18,102,913	17,918,301
Series 2013-C10, Class ASB, 2.702%,
12/17/2047 (Callable 12/15/2022)	1,567,133	1,565,331
JPMBB Commercial
Mortgage Securities Trust:
Series 2013-C12, Class A5, 3.664%,
07/17/2045 (Callable 05/15/2023)	6,835,000	6,804,480
Series 2013-C15, Class A4, 4.096%,
11/17/2045 (Callable 09/15/2023)	1,136,707	1,133,472
Series 2013-C14, Class A4, 4.133%,
08/17/2046 (Callable 07/15/2023)(4)	21,875,092	21,832,136
Series 2013-C17, Class A3, 3.928%,
01/17/2047 (Callable 11/15/2023)	3,160,205	3,107,523
Series 2013-C17, Class A4, 4.199%,
01/17/2047 (Callable 12/15/2023)	17,276,000	17,256,115
Series 2014-C24, Class ASB, 3.368%,
11/18/2047 (Callable 07/15/2024)	4,523,318	4,491,350
Series 2014-C25, Class ASB, 3.407%,
11/18/2047 (Callable 08/15/2024)	4,321,813	4,283,858
Series 2015-C30, Class A5, 3.822%,
07/15/2048 (Callable 07/15/2025)	22,658,000	22,371,111
Series 2015-C28, Class A4, 3.227%,
10/19/2048 (Callable 03/15/2025)	16,688,500	16,231,245
JPMCC Commercial
Mortgage Securities Trust:
Series 2017-JP7, Class A5, 3.454%,
09/16/2050 (Callable 07/15/2027)	9,000,000	8,651,005
Series 2017-C7, Class A5, 3.409%,
10/17/2050 (Callable 08/15/2027)	6,035,000	5,782,661
JPMDB Commercial
Mortgage Securities Trust,
Series 2017-C5, Class A5, 3.694%,
03/17/2050 (Callable 01/15/2027)	24,380,000	23,770,183
Morgan Stanley Bank of
America Merrill Lynch Trust:
Series 2013-C10, Class A3, 4.094%,
07/17/2046 (Callable 04/15/2023)(4)	5,596,090	5,577,840
Series 2013-C12, Class A3, 3.973%,
10/17/2046 (Callable 07/15/2023)	16,211,562	16,106,801
Series 2014-C16, Class A5, 3.892%,
06/17/2047 (Callable 05/15/2024)	25,000,000	24,846,320
Series 2016-C29, Class ASB, 3.140%,
05/17/2049 (Callable 11/15/2025)	10,034,017	9,853,632

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Morgan Stanley Bank of
America Merrill Lynch Trust: (cont.)
Series 2016-C30, Class A5, 2.860%,
09/17/2049 (Callable 08/15/2026)	$18,082,000	$17,118,454
Series 2017-C34, Class A4, 3.536%,
11/18/2052 (Callable 09/15/2027)	41,287,079	39,801,025
Morgan Stanley Capital I Trust:
Series 2018-H3, Class A5, 4.177%,
07/15/2051 (Callable 06/15/2028)	22,101,510	21,833,549
Series 2018-H4, Class A4, 4.310%,
12/15/2051 (Callable 12/15/2028)	4,750,000	4,691,346
UBS Commercial Mortgage Trust,
Series 2019-C18, Class A4, 3.035%,
12/17/2052 (Callable 12/15/2029)	5,475,000	4,959,513
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%,
02/18/2048 (Callable 12/15/2024)	9,575,609	9,466,699
Series 2015-SG1, Class ASB, 3.556%,
09/17/2048 (Callable 12/15/2024)	12,621,615	12,595,051
Series 2015-SG1, Class A4, 3.789%,
09/17/2048 (Callable 08/15/2025)	19,699,325	19,178,214
Series 2015-P2, Class A3, 3.541%,
12/15/2048 (Callable 10/15/2025)	33,105,263	32,378,676
Series 2017-C42, Class A4, 3.589%,
12/16/2050 (Callable 12/15/2027)	7,315,000	7,059,601
Series 2019-C50, Class ASB, 3.635%,
05/17/2052 (Callable 08/15/2028)	20,000,000	19,463,758
Series 2019-C54, Class A4, 3.146%,
12/17/2052 (Callable 11/15/2029)	30,610,609	28,147,753
Series 2022-C62, Class A4, 4.000%,
04/16/2055 (Callable 03/15/2032)(4)	42,914,000	41,072,646
Series 2017-RC1, Class A4, 3.631%,
01/15/2060 (Callable 02/15/2027)	14,225,000	13,826,141
WFRBS Commercial Mortgage Trust:
Series 2013-C13, Class ASB, 2.654%,
05/17/2045 (Callable 02/15/2023)	995,385	991,561
Series 2013-C18, Class A4, 3.896%,
12/17/2046 (Callable 12/15/2023)	10,991,456	10,890,997
Series 2014-C21, Class A5, 3.678%,
08/16/2047 (Callable 07/15/2024)	34,719,000	34,295,025
Series 2014-C24, Class A4, 3.343%,
11/18/2047 (Callable 09/15/2024)	36,730,000	35,814,736
Series 2014-C23, Class ASB,
3.636%, 10/17/2057	3,127,411	3,106,955
Total Non-U.S. Government
Agency Issues
(Cost $1,919,470,876)		1,744,270,376	5.0%
Total Commercial
Mortgage-Backed Securities
(Cost $2,812,255,700)		2,591,840,620	7.4%
Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%,
06/15/2039	8,691,000	9,822,461
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2,
0.560%, 12/11/2034(2)	28,309,542	27,475,395
Ford Credit Auto Owner Trust:
Series 2019-1, Class A, 3.520%,
07/15/2030 (Callable 01/15/2024)(2)	25,192,000	25,093,205
Series 2018-1, Class A, 3.190%,
07/15/2031 (Callable 01/15/2025)(2)	51,650,000	50,806,488
Series 2020-1, Class A, 2.040%,
08/15/2031 (Callable 02/15/2025)(2)	15,086,000	14,419,939
Ford Credit Floorplan
Master Owner Trust,
Series 2020-2, Class A, 1.060%,
09/15/2027	11,938,000	10,951,942
Hyundai Auto Lease Securitization Trust,
Series 2022-B, Class A3, 3.350%,
06/16/2025 (Callable 10/15/2024)(2)	47,100,000	46,958,700
Navient Private Education Refi Loan Trust:
Series 2021-GA, Class A, 1.580%,
04/15/2070 (Callable 11/15/2028)(2)	18,109,521	16,010,811
Series 2022-BA, Class A, 4.160%,
10/15/2070 (Callable 02/15/2029)(2)	32,875,000	32,626,208
Nelnet Student Loan Trust,
Series 2021-A, Class APT1, 1.360%,
04/20/2062 (Callable 09/20/2029)(2)	43,174,046	39,931,317
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%,
12/15/2023 (Callable 07/15/2022)	2,221	2,222
PFS Financing Corp.,
Series 2020-F, Class A,
0.930%, 08/15/2024(2)	16,750,000	16,716,760
SBA Tower Trust,
1.840%, 10/15/2051
(Callable 04/15/2026)(2)	94,050,000	83,795,888
Towd Point Asset Trust,
Series 2021-SL1, Class A1,
1.050%, 11/21/2061(2)	15,373,850	14,287,298
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%,
02/25/2060 (Callable 08/25/2022)(2)(4)	33,538,873	31,737,618
Series 2020-MH1, Class A1, 2.250%,
02/25/2060 (Callable 08/25/2022)(2)(4)	21,379,362	20,253,717
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%,
11/25/2031 (Callable 05/25/2024)(2)	68,654,950	67,163,188
Series 2020-1A, Class A, 1.350%,
05/25/2033 (Callable 05/25/2025)(2)	104,383,000	97,087,380
Total Asset Backed Securities
(Cost $638,006,447)		605,140,537	1.7%
Total Long-Term Investments
(Cost $38,050,473,435)		34,490,259,899	98.2%
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 1.31%(5)	739,372,333	$739,372,333
Total Short-Term Investment
(Cost $739,372,333)		739,372,333	2.1%
Total Investments
(Cost $38,789,845,768)		35,229,632,232	100.3%
Liabilities in Excess of Other Assets		(116,387,286)	(0.3)%
TOTAL NET ASSETS		$35,113,244,946	100.0%
Notes to Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
BAM – Build America Mutual Assurance Co.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
NATL – National Public Finance Guarantee Corp.
SD CRED PROG – State Credit Enhancement Program
CMT – Constant Maturity Treasury
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2022, the value of these securities totaled $6,206,198,321, which represented 17.67% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2022.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2022.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$9,174,170,883	$—	$9,174,170,883
Other Government Related Securities	—	73,906,028	—	73,906,028
Corporate Bonds	—	13,659,706,259	—	13,659,706,259
Municipal Bonds	—	395,760,166	—	395,760,166
Residential Mortgage-Backed Securities – U.S. Government Agency Issues	—	6,878,455,148	—	6,878,455,148
Residential Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	1,111,280,258	—	1,111,280,258
Commercial Mortgage-Backed Securities – U.S. Government Agency Issues	—	847,570,244	—	847,570,244
Commercial Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	1,744,270,376	—	1,744,270,376
Asset Backed Securities	—	605,140,537	—	605,140,537
Total Long-Term Investments	—	34,490,259,899	—	34,490,259,899
Short-Term Investment
Money Market Mutual Fund	739,372,333	—	—	739,372,333
Total Short-Term Investment	739,372,333	—	—	739,372,333
Total Investments	$739,372,333	$34,490,259,899	$—	$35,229,632,232

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
June 30, 2022 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$23,395,843,332

	SEC 30-Day Yield(3)
	Institutional Class	3.75%
	Investor Class	3.50%

	Average Effective Duration	6.22 years

	Average Effective Maturity	8.28 years

	Annualized Expense Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio Turnover Rate	14%	(6)

	Number of Holdings	1,441

Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2022.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2022.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Core Plus Bond Fund
June 30, 2022 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2022	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-11.04%	-11.03%	1.29%	2.33%	4.92%
Investor Class Shares	-11.24%	-11.27%	1.02%	2.07%	4.65%
Bloomberg U.S. Universal Bond Index(2)	-10.93%	-10.89%	0.94%	1.83%	4.26%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2022.
(2)
The Bloomberg U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 20% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy. The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s invasion of Ukraine, the sanctions imposed against Russia by certain countries and Russia’s countermeasures against those countries, has resulted in increased market volatility and may have a significant negative impact on the global economy. The ongoing coronavirus (COVID-19) pandemic and measures taken to limit its spread present a continued risk to global growth and asset prices. The performance of the Fund may be affected by changes in interest rates – generally, when interest rates rise, the market value of the bonds in which the Fund invests declines and when interest rates decline, the market value rises. The Federal Reserve has begun to rapidly raise interest rates in an attempt to control inflation not seen in 40 years, both of which pose a risk to the U.S. economy. The Federal Reserve may not be able to successfully control inflation without causing a recession or without negatively impacting asset prices and increasing market volatility. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.125%, 10/31/2026	$91,825,000	$84,640,411
2.000%, 11/15/2026	559,100,000	534,552,016
2.250%, 11/15/2027	406,100,000	389,332,513
1.125%, 08/31/2028	602,575,000	536,268,213
2.375%, 03/31/2029	60,000,000	57,557,820
1.250%, 08/15/2031	274,250,000	236,090,685
2.875%, 05/15/2032	54,825,000	54,208,219
1.375%, 11/15/2040	476,375,000	343,083,041
2.250%, 05/15/2041	63,000,000	52,570,546
2.875%, 05/15/2043	874,450,000	797,389,094
2.500%, 02/15/2045	960,100,000	814,284,812
1.250%, 05/15/2050	84,075,000	53,492,719
1.375%, 08/15/2050	83,550,000	54,996,135
Total U.S. Treasury Securities
(Cost $4,675,040,780)		4,008,466,224	17.1%
Other Government Related Securities
Comision Federal de Electricidad,
5.750%, 02/14/2042(1)(2)	5,200,000	4,290,000
Electricite de France SA,
4.750%, 10/13/2035
(Callable 04/13/2035)(1)(2)	10,000,000	9,278,741
Korea Development Bank,
3.000%, 09/14/2022(1)	4,400,000	4,417,518
Petroleos Mexicanos:
5.950%, 01/28/2031
(Callable 10/28/2030)(1)	1,005,000	735,037
6.700%, 02/16/2032
(Callable 11/16/2031)(1)	31,343,000	23,899,038
Total Other Government
Related Securities
(Cost $50,254,629)		42,620,334	0.2%
Corporate Bonds
Industrials
180 Medical, Inc.,
3.875%, 10/15/2029
(Callable 10/07/2024)(1)(2)	500,000	432,500
AbbVie, Inc.:
3.800%, 03/15/2025
(Callable 12/15/2024)	29,200,000	28,966,251
3.600%, 05/14/2025
(Callable 02/14/2025)	2,500,000	2,459,345
4.300%, 05/14/2036
(Callable 11/14/2035)	3,825,000	3,592,857
4.050%, 11/21/2039
(Callable 05/21/2039)	11,250,000	10,031,972
4.250%, 11/21/2049
(Callable 05/21/2049)	20,000,000	17,754,634
ADT Security Corp.,
4.125%, 08/01/2029
(Callable 08/01/2028)(2)	2,250,000	1,826,021
Advanced Drainage Systems, Inc.,
6.375%, 06/15/2030
(Callable 07/15/2025)(2)	1,500,000	1,464,855
Adventist Health System:
2.952%, 03/01/2029
(Callable 12/01/2028)	7,250,000	6,643,127
3.630%, 03/01/2049
(Callable 09/01/2048)	8,900,000	7,300,382
Air Products and Chemicals, Inc.,
2.800%, 05/15/2050
(Callable 11/15/2049)	5,000,000	3,774,020
Aker BP ASA,
2.875%, 01/15/2026
(Callable 12/15/2025)(1)(2)	25,000,000	23,633,167
Albertsons Companies, Inc.:
3.250%, 03/15/2026
(Callable 09/15/2022)(2)	5,000,000	4,354,754
3.500%, 03/15/2029
(Callable 09/15/2023)(2)	1,500,000	1,213,971
Alcon Finance Corp.:
3.000%, 09/23/2029
(Callable 06/23/2029)(1)(2)	6,110,000	5,422,825
2.600%, 05/27/2030
(Callable 02/27/2030)(1)(2)	6,475,000	5,505,549
Alimentation Couche-Tard, Inc.,
2.950%, 01/25/2030
(Callable 10/25/2029)(1)(2)	6,500,000	5,599,833
Allegion PLC,
3.500%, 10/01/2029
(Callable 07/01/2029)	10,000,000	8,844,409
Alpek SAB de CV:
4.250%, 09/18/2029
(Callable 06/18/2029)(1)(2)	6,000,000	5,394,420
3.250%, 02/25/2031
(Callable 11/25/2030)(1)(2)	10,000,000	8,017,600
America Movil SAB de CV,
2.875%, 05/07/2030
(Callable 02/07/2030)(1)	28,000,000	25,058,110
Amgen, Inc.:
3.150%, 02/21/2040
(Callable 08/21/2039)	5,000,000	3,952,513
4.400%, 05/01/2045
(Callable 11/01/2044)	8,000,000	7,214,292
Anglo American Capital PLC:
4.125%, 09/27/2022(1)(2)	5,385,000	5,385,909
2.625%, 09/10/2030
(Callable 06/10/2030)(1)(2)	16,025,000	13,187,409
3.950%, 09/10/2050
(Callable 03/10/2050)(1)(2)	10,000,000	7,663,868
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029
(Callable 10/23/2028)(1)	5,000,000	5,086,818
5.450%, 01/23/2039
(Callable 07/23/2038)(1)	9,975,000	10,141,557
4.900%, 02/01/2046
(Callable 08/01/2045)(1)	70,275,000	66,050,757
Antofagasta PLC,
2.375%, 10/14/2030
(Callable 07/14/2030)(1)(2)	6,000,000	4,642,500
AP Moller – Maersk A/S:
3.875%, 09/28/2025
(Callable 06/28/2025)(1)(2)	18,140,000	18,098,592
4.500%, 06/20/2029
(Callable 03/20/2029)(1)(2)	20,575,000	20,020,490
AptarGroup, Inc.,
3.600%, 03/15/2032
(Callable 12/15/2031)	7,500,000	6,652,368
Aramark Services, Inc.,
5.000%, 02/01/2028
(Callable 02/01/2023)(2)	1,000,000	906,210
ArcelorMittal:
6.125%, 06/01/2025(1)	6,078,000	6,254,942
4.550%, 03/11/2026(1)	30,930,000	30,482,045
4.250%, 07/16/2029(1)	15,000,000	14,240,176
7.000%, 10/15/2039(1)	11,096,000	11,193,090

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Arcosa, Inc.,
4.375%, 04/15/2029
(Callable 04/15/2024)(2)	$3,000,000	$2,545,663
Ardagh Metal Packaging S.A.,
3.250%, 09/01/2028
(Callable 05/15/2024)(1)(2)	500,000	426,784
Arrow Electronics, Inc.,
3.250%, 09/08/2024
(Callable 07/08/2024)	15,000,000	14,664,271
Ashtead Capital, Inc.:
4.000%, 05/01/2028
(Callable 05/01/2023)(1)(2)	9,000,000	8,122,910
2.450%, 08/12/2031
(Callable 05/12/2031)(1)(2)	23,840,000	18,529,134
AT&T, Inc.:
4.300%, 02/15/2030
(Callable 11/15/2029)	10,980,000	10,715,391
2.550%, 12/01/2033
(Callable 09/01/2033)	14,329,000	11,624,167
4.650%, 06/01/2044
(Callable 12/01/2043)	9,700,000	8,806,429
3.550%, 09/15/2055
(Callable 03/15/2055)	40,029,000	29,991,328
3.800%, 12/01/2057
(Callable 06/01/2057)	25,315,000	19,551,350
3.650%, 09/15/2059
(Callable 03/15/2059)	31,734,000	23,767,113
Avery Dennison Corp.,
2.650%, 04/30/2030
(Callable 02/01/2030)	10,175,000	8,501,544
Ball Corp.:
5.250%, 07/01/2025	21,675,000	21,689,956
4.875%, 03/15/2026
(Callable 12/15/2025)	23,125,000	22,749,219
2.875%, 08/15/2030
(Callable 05/15/2030)	5,000,000	4,024,532
3.125%, 09/15/2031
(Callable 06/15/2031)	25,000,000	20,166,000
Bayer US Finance II LLC:
4.250%, 12/15/2025
(Callable 10/15/2025)(1)(2)	25,000,000	24,673,413
4.625%, 06/25/2038
(Callable 12/25/2037)(1)(2)	12,000,000	10,848,768
4.400%, 07/15/2044
(Callable 01/15/2044)(1)(2)	5,125,000	4,111,721
Beam Suntory, Inc.,
3.250%, 06/15/2023
(Callable 03/17/2023)(1)	10,960,000	10,955,576
Becton Dickinson and Co.:
3.363%, 06/06/2024
(Callable 04/06/2024)	4,531,000	4,484,201
3.734%, 12/15/2024
(Callable 09/15/2024)	2,528,000	2,516,347
4.875%, 05/15/2044
(Callable 11/15/2043)	5,455,000	4,948,291
Berry Global, Inc.,
4.875%, 07/15/2026
(Callable 08/01/2022)(2)	28,000,000	26,722,080
Bimbo Bakeries USA, Inc.,
4.000%, 05/17/2051
(Callable 11/17/2050)(1)(2)	5,000,000	4,050,400
Boardwalk Pipelines LP:
4.950%, 12/15/2024
(Callable 09/15/2024)	17,475,000	17,594,776
5.950%, 06/01/2026
(Callable 03/01/2026)	26,406,000	27,419,773
4.800%, 05/03/2029
(Callable 02/03/2029)	28,916,000	28,017,121
3.600%, 09/01/2032
(Callable 06/01/2032)	15,000,000	12,690,848
Boeing Co.:
2.196%, 02/04/2026
(Callable 02/04/2023)	25,550,000	23,029,892
5.150%, 05/01/2030
(Callable 02/01/2030)	26,000,000	24,956,829
Bon Secours Mercy Health, Inc.,
3.464%, 06/01/2030
(Callable 12/01/2029)	16,330,000	15,312,004
Booz Allen Hamilton, Inc.:
3.875%, 09/01/2028
(Callable 09/01/2023)(2)	1,000,000	885,000
4.000%, 07/01/2029
(Callable 07/01/2024)(2)	500,000	435,965
Boral Finance Pty Ltd.,
3.750%, 05/01/2028
(Callable 02/01/2028)(1)(2)	5,550,000	5,216,353
BorgWarner, Inc.,
5.000%, 10/01/2025(2)	8,285,000	8,356,864
Bristol-Myers Squibb Co.,
3.700%, 03/15/2052
(Callable 09/15/2051)	6,425,000	5,549,105
British Telecommunications PLC,
9.625%, 12/15/2030(1)	19,000,000	23,643,980
Broadcom, Inc.:
3.625%, 10/15/2024
(Callable 09/15/2024)	26,800,000	26,531,796
3.150%, 11/15/2025
(Callable 10/15/2025)	7,150,000	6,885,656
4.000%, 04/15/2029
(Callable 02/15/2029)(2)	4,000,000	3,706,382
5.000%, 04/15/2030
(Callable 01/15/2030)	11,000,000	10,785,484
4.150%, 11/15/2030
(Callable 08/15/2030)	10,000,000	9,162,135
2.450%, 02/15/2031
(Callable 11/15/2030)(2)	7,250,000	5,824,929
4.150%, 04/15/2032
(Callable 01/15/2032)(2)	22,000,000	19,861,692
3.137%, 11/15/2035
(Callable 08/15/2035)(2)	13,250,000	10,061,816
3.500%, 02/15/2041
(Callable 08/15/2040)(2)	16,000,000	12,065,915
Bunge Limited Finance Corp.:
3.250%, 08/15/2026
(Callable 05/15/2026)	13,188,000	12,516,577
3.750%, 09/25/2027
(Callable 06/25/2027)	23,800,000	22,898,687
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045
(Callable 10/01/2044)	3,100,000	2,816,532
Cameron LNG LLC,
3.701%, 01/15/2039
(Callable 07/15/2038)(2)	15,000,000	12,650,376
Canpack SA / Canpack US LLC,
3.875%, 11/15/2029
(Callable 11/15/2024)(1)(2)	15,000,000	11,702,698

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Carlisle Companies, Inc.:
3.750%, 12/01/2027
(Callable 09/01/2027)	$4,600,000	$4,378,924
2.750%, 03/01/2030
(Callable 12/01/2029)	21,832,000	18,344,495
Carrier Global Corp.:
2.493%, 02/15/2027
(Callable 12/15/2026)	12,845,000	11,685,726
2.700%, 02/15/2031
(Callable 11/15/2030)	14,700,000	12,437,044
3.577%, 04/05/2050
(Callable 10/05/2049)	3,050,000	2,308,303
CCL Industries, Inc.,
3.050%, 06/01/2030
(Callable 03/01/2030)(1)(2)	19,725,000	17,132,479
CDW LLC / CDW Finance Corp.,
3.569%, 12/01/2031
(Callable 09/01/2031)	15,000,000	12,392,475
Cellnex Finance Co.,
3.875%, 07/07/2041
(Callable 04/07/2041)(1)(2)	21,000,000	14,381,010
CF Industries, Inc.,
5.375%, 03/15/2044	10,922,000	10,180,606
Charles River Laboratories
International, Inc.,
4.000%, 03/15/2031
(Callable 03/15/2026)(2)	3,000,000	2,557,344
Charter Communications Operating LLC:
4.908%, 07/23/2025
(Callable 04/23/2025)	63,550,000	63,697,436
3.750%, 02/15/2028
(Callable 11/15/2027)	5,000,000	4,617,294
4.400%, 04/01/2033
(Callable 01/01/2033)	5,000,000	4,464,189
6.384%, 10/23/2035
(Callable 04/23/2035)	32,905,000	33,093,004
5.375%, 04/01/2038
(Callable 10/01/2037)	6,000,000	5,332,958
3.700%, 04/01/2051
(Callable 10/01/2050)	6,700,000	4,533,857
3.850%, 04/01/2061
(Callable 10/01/2060)	12,075,000	7,940,950
4.400%, 12/01/2061
(Callable 06/01/2061)	10,000,000	7,192,081
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024
(Callable 01/01/2024)	4,269,000	4,423,542
5.875%, 03/31/2025
(Callable 10/02/2024)	5,005,000	5,124,465
5.125%, 06/30/2027
(Callable 01/01/2027)	11,397,000	11,438,997
Cia Cervecerias Unidas SA,
3.350%, 01/19/2032
(Callable 10/19/2031)(1)(2)	20,000,000	17,008,000
Cigna Corp.:
4.500%, 02/25/2026
(Callable 11/27/2025)	5,725,000	5,782,148
2.400%, 03/15/2030
(Callable 12/15/2029)	9,850,000	8,482,265
4.800%, 08/15/2038
(Callable 02/15/2038)	7,600,000	7,392,345
Clean Harbors, Inc.,
5.125%, 07/15/2029
(Callable 07/15/2024)(2)	100,000	90,750
CNH Industrial Capital LLC:
4.200%, 01/15/2024(1)	15,000,000	15,010,017
1.875%, 01/15/2026
(Callable 12/15/2025)(1)	14,250,000	12,915,967
CNH Industrial NV:
4.500%, 08/15/2023(1)	16,168,000	16,303,535
3.850%, 11/15/2027
(Callable 08/15/2027)(1)	26,114,000	24,587,562
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025
(Callable 03/01/2025)(1)	14,135,000	14,251,357
5.800%, 06/01/2045
(Callable 12/01/2044)(1)	4,733,000	4,858,567
Comcast Corp.:
4.250%, 01/15/2033	6,500,000	6,385,937
4.400%, 08/15/2035
(Callable 02/15/2035)	13,575,000	13,154,619
3.200%, 07/15/2036
(Callable 01/15/2036)	15,000,000	12,700,549
2.937%, 11/01/2056
(Callable 05/01/2056)	2,622,000	1,822,013
2.987%, 11/01/2063
(Callable 05/01/2063)	10,984,000	7,491,889
CommonSpirit Health:
2.760%, 10/01/2024
(Callable 07/01/2024)	7,500,000	7,302,537
2.782%, 10/01/2030
(Callable 04/01/2030)	20,400,000	17,630,181
Conagra Brands, Inc.,
5.300%, 11/01/2038
(Callable 05/01/2038)	6,625,000	6,246,248
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036	845,000	919,658
Constellation Brands, Inc.,
4.750%, 12/01/2025	1,000,000	1,015,387
Corning, Inc.,
4.375%, 11/15/2057
(Callable 05/15/2057)	10,000,000	8,181,286
Cox Communications, Inc.:
3.850%, 02/01/2025
(Callable 11/01/2024)(2)	2,875,000	2,840,521
4.800%, 02/01/2035
(Callable 08/01/2034)(2)	4,450,000	4,222,635
4.700%, 12/15/2042(2)	1,670,000	1,502,039
3.600%, 06/15/2051
(Callable 12/15/2050)(2)	22,900,000	17,219,590
CSX Corp.:
6.220%, 04/30/2040	475,000	532,086
4.650%, 03/01/2068
(Callable 09/01/2067)	9,000,000	8,128,306
CVS Health Corp.:
3.875%, 07/20/2025
(Callable 04/20/2025)	2,302,000	2,287,512
3.250%, 08/15/2029
(Callable 05/15/2029)	11,800,000	10,771,771
4.780%, 03/25/2038
(Callable 09/25/2037)	35,075,000	33,200,435
5.050%, 03/25/2048
(Callable 09/25/2047)	32,600,000	31,206,286
CVS Pass-Through Trust,
7.507%, 01/10/2032(2)	3,310,299	3,609,897
Darling Ingredients, Inc.,
6.000%, 06/15/2030
(Callable 06/15/2025)(2)	1,000,000	996,650

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
DCP Midstream LLC:
5.375%, 07/15/2025
(Callable 04/15/2025)	$3,000,000	$2,917,500
5.625%, 07/15/2027
(Callable 04/15/2027)	17,000,000	16,218,000
5.125%, 05/15/2029
(Callable 02/15/2029)	8,000,000	7,200,000
3.250%, 02/15/2032
(Callable 08/15/2031)	10,000,000	7,843,800
Dell International LLC / EMC Corp.:
5.450%, 06/15/2023
(Callable 04/15/2023)	11,140,000	11,252,556
5.850%, 07/15/2025
(Callable 06/15/2025)	5,000,000	5,156,532
6.020%, 06/15/2026
(Callable 03/15/2026)	37,004,000	38,408,555
4.900%, 10/01/2026
(Callable 08/01/2026)	8,395,000	8,398,017
3.450%, 12/15/2051
(Callable 06/15/2051)(2)	20,000,000	13,531,602
Dentsply Sirona,
3.250%, 06/01/2030
(Callable 03/01/2030)	46,120,000	38,927,047
Deutsche Telekom
International Finance BV,
8.750%, 06/15/2030(1)	28,015,000	34,540,357
Dignity Health,
5.267%, 11/01/2064	7,625,000	7,423,467
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,379,425
Dominion Gas Holdings LLC,
3.600%, 12/15/2024
(Callable 09/15/2024)	4,067,000	4,027,774
DuPont de Nemours, Inc.:
4.493%, 11/15/2025
(Callable 09/15/2025)	9,275,000	9,338,144
5.319%, 11/15/2038
(Callable 05/15/2038)	17,350,000	17,174,284
DXC Technology Co.:
1.800%, 09/15/2026
(Callable 08/15/2026)	21,000,000	18,870,600
2.375%, 09/15/2028
(Callable 07/15/2028)	60,000,000	51,626,992
Eagle Materials, Inc.,
2.500%, 07/01/2031
(Callable 04/01/2031)	15,000,000	11,846,925
Eastern Gas Transmission
and Storage, Inc.,
3.600%, 12/15/2024
(Callable 09/15/2024)(2)	2,033,000	2,013,392
Eaton Corp.,
4.000%, 11/02/2032	3,660,000	3,534,799
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023
(Callable 02/04/2023)	4,000,000	3,975,625
Element Fleet Management Corp.,
3.850%, 06/15/2025
(Callable 05/15/2025)(1)(2)	23,000,000	22,591,089
Enbridge Energy Partners LP:
7.500%, 04/15/2038(1)	4,500,000	5,280,309
7.375%, 10/15/2045
(Callable 04/15/2045)(1)	23,298,000	27,752,008
Energy Transfer LP:
3.450%, 01/15/2023
(Callable 10/15/2022)	2,000,000	1,993,938
4.250%, 03/15/2023
(Callable 12/15/2022)	10,000,000	9,994,836
5.875%, 01/15/2024
(Callable 10/15/2023)	15,000,000	15,294,360
4.400%, 03/15/2027
(Callable 12/15/2026)	15,000,000	14,526,191
5.500%, 06/01/2027
(Callable 03/01/2027)	4,653,000	4,722,843
4.950%, 05/15/2028
(Callable 02/15/2028)	1,620,000	1,583,500
4.950%, 06/15/2028
(Callable 03/15/2028)	4,693,000	4,624,415
5.250%, 04/15/2029
(Callable 01/15/2029)	18,925,000	18,744,390
4.150%, 09/15/2029
(Callable 06/15/2029)	16,585,000	15,182,250
6.625%, 10/15/2036	3,575,000	3,588,817
6.500%, 02/01/2042
(Callable 08/01/2041)	18,727,000	18,664,549
6.100%, 02/15/2042	1,000,000	929,956
5.950%, 10/01/2043
(Callable 04/01/2043)	2,702,000	2,517,537
6.000%, 06/15/2048
(Callable 12/15/2047)	5,000,000	4,697,043
Energy Transfer Partners LP:
4.200%, 04/15/2027
(Callable 01/15/2027)	8,650,000	8,303,570
5.150%, 03/15/2045
(Callable 09/15/2044)	5,000,000	4,275,211
Eni SpA,
4.250%, 05/09/2029
(Callable 02/09/2029)(1)(2)	18,250,000	17,819,944
EnLink Midstream Partners LP,
4.400%, 04/01/2024
(Callable 01/01/2024)	23,605,000	23,041,903
Enterprise Products Operating LLC,
3.950%, 01/31/2060
(Callable 07/31/2059)	14,475,000	11,457,743
EQT Corp.:
6.625%, 02/01/2025
(Callable 01/01/2025)	10,000,000	10,287,300
5.000%, 01/15/2029
(Callable 07/15/2028)	1,000,000	968,080
3.625%, 05/15/2031
(Callable 05/15/2030)(2)	100,000	86,406
EQT Midstream Partners LP,
4.125%, 12/01/2026
(Callable 09/01/2026)	14,750,000	12,740,312
Equinix, Inc.:
2.625%, 11/18/2024
(Callable 10/18/2024)	8,000,000	7,673,772
3.200%, 11/18/2029
(Callable 08/18/2029)	15,000,000	13,325,067
Exxon Mobil Corp.,
2.992%, 03/19/2025
(Callable 02/19/2025)	35,000,000	34,460,121
FedEx Corp.:
3.900%, 02/01/2035	7,000,000	6,235,194
4.950%, 10/17/2048
(Callable 04/17/2048)	13,500,000	12,853,490
Ferguson Finance PLC,
4.500%, 10/24/2028
(Callable 07/24/2028)(2)	37,052,000	35,985,235
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Fiserv, Inc.:
3.850%, 06/01/2025
(Callable 03/01/2025)	$11,720,000	$11,601,238
3.200%, 07/01/2026
(Callable 05/01/2026)	6,400,000	6,060,052
3.500%, 07/01/2029
(Callable 04/01/2029)	8,810,000	8,036,370
4.400%, 07/01/2049
(Callable 01/01/2049)	12,500,000	10,742,646
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031
(Callable 12/30/2030)(2)	30,000,000	24,495,677
Flex Ltd.:
3.750%, 02/01/2026
(Callable 01/01/2026)	28,300,000	27,078,592
4.875%, 05/12/2030
(Callable 02/12/2030)	17,550,000	16,704,741
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022(2)	3,000,000	3,000,954
Flowserve Corp.:
3.500%, 10/01/2030
(Callable 07/01/2030)	7,075,000	6,076,190
2.800%, 01/15/2032
(Callable 10/15/2031)	5,000,000	3,938,094
FMG Resources Pty Ltd.:
5.125%, 05/15/2024
(Callable 02/15/2024)(1)(2)	2,045,000	1,989,867
4.375%, 04/01/2031
(Callable 01/01/2031)(1)(2)	1,000,000	816,140
6.125%, 04/15/2032
(Callable 01/15/2032)(1)(2)	10,000,000	9,000,000
Fomento Economico
Mexicano SAB de CV:
2.875%, 05/10/2023(1)	11,700,000	11,544,039
4.375%, 05/10/2043(1)	2,000,000	1,784,855
3.500%, 01/16/2050
(Callable 07/16/2049)(1)	11,625,000	9,069,127
Ford Motor Credit Co. LLC:
2.979%, 08/03/2022
(Callable 07/03/2022)	20,000,000	20,000,000
4.250%, 09/20/2022	4,459,000	4,449,235
5.584%, 03/18/2024
(Callable 02/18/2024)	29,367,000	29,220,165
3.664%, 09/08/2024	34,000,000	32,148,530
4.063%, 11/01/2024
(Callable 10/01/2024)	7,000,000	6,640,849
2.300%, 02/10/2025
(Callable 01/10/2025)	30,000,000	26,937,000
3.375%, 11/13/2025
(Callable 10/13/2025)	30,000,000	27,014,100
2.700%, 08/10/2026
(Callable 07/10/2026)	15,000,000	12,782,250
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029
(Callable 06/15/2029)	14,000,000	12,114,586
Freeport-McMoRan, Inc.:
3.875%, 03/15/2023
(Callable 12/15/2022)	38,916,000	38,747,828
5.000%, 09/01/2027
(Callable 09/01/2022)	12,000,000	11,906,400
4.125%, 03/01/2028
(Callable 03/01/2023)	11,550,000	10,721,519
4.375%, 08/01/2028
(Callable 08/01/2023)	6,545,000	6,112,814
5.250%, 09/01/2029
(Callable 09/01/2024)	14,415,000	13,766,325
4.250%, 03/01/2030
(Callable 03/01/2025)	29,799,000	27,115,269
4.625%, 08/01/2030
(Callable 08/01/2025)	3,000,000	2,783,340
Fresenius Medical Care
US Finance II, Inc.,
4.750%, 10/15/2024
(Callable 07/17/2024)(1)(2)	8,075,000	8,082,524
Fresenius Medical Care
US Finance III, Inc.:
3.750%, 06/15/2029
(Callable 03/15/2029)(1)(2)	34,130,000	30,815,039
2.375%, 02/16/2031
(Callable 11/16/2030)(1)(2)	32,300,000	25,534,986
3.000%, 12/01/2031
(Callable 09/01/2031)(1)(2)	13,625,000	11,091,311
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023
(Callable 10/17/2022)(1)(2)	33,385,000	33,416,108
GE Capital International Funding
Co. Unlimited Co.,
4.418%, 11/15/2035	43,701,000	40,816,525
General Motors Co.,
6.125%, 10/01/2025
(Callable 09/01/2025)	22,112,000	22,858,025
General Motors Financial Co., Inc.:
4.150%, 06/19/2023
(Callable 05/19/2023)	3,375,000	3,377,068
5.100%, 01/17/2024
(Callable 12/17/2023)	18,750,000	18,936,461
2.900%, 02/26/2025
(Callable 01/26/2025)	17,725,000	16,915,798
1.250%, 01/08/2026
(Callable 12/08/2025)	18,125,000	15,960,493
2.350%, 02/26/2027
(Callable 01/26/2027)	10,900,000	9,600,673
Genpact Luxembourg Sarl,
3.375%, 12/01/2024
(Callable 11/01/2024)	36,370,000	35,678,619
Genpact Luxembourg SARL,
1.750%, 04/10/2026
(Callable 03/10/2026)	29,775,000	27,102,151
Glencore Finance (Canada) Ltd.:
4.250%, 10/25/2022(1)(2)	7,000,000	6,995,030
6.000%, 11/15/2041(1)(2)	9,400,000	9,130,228
5.550%, 10/25/2042(1)(2)	3,543,000	3,357,666
Glencore Funding LLC:
4.125%, 05/30/2023(1)(2)	16,940,000	16,882,235
4.625%, 04/29/2024(1)(2)	29,230,000	29,238,742
4.000%, 03/27/2027
(Callable 12/27/2026)(1)(2)	17,000,000	16,346,420
4.875%, 03/12/2029
(Callable 12/12/2028)(1)(2)	18,000,000	17,505,764
2.500%, 09/01/2030
(Callable 06/01/2030)(1)(2)	5,615,000	4,574,111
3.875%, 04/27/2051
(Callable 10/27/2050)(1)(2)	7,500,000	5,619,105
3.375%, 09/23/2051
(Callable 03/23/2051)(1)(2)	4,000,000	2,726,910
Global Payments, Inc.:
4.000%, 06/01/2023
(Callable 05/01/2023)	10,775,000	10,756,386

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Global Payments, Inc.: (cont.)
4.800%, 04/01/2026
(Callable 01/01/2026)	$10,035,000	$10,034,566
2.900%, 05/15/2030
(Callable 02/15/2030)	5,000,000	4,218,925
Grand Canyon University,
4.125%, 10/01/2024	30,000,000	28,605,000
Graphic Packaging International LLC:
3.500%, 03/15/2028(2)	5,000,000	4,300,063
3.500%, 03/01/2029
(Callable 09/01/2028)(2)	5,000,000	4,198,480
Gray Oak Pipeline LLC,
2.600%, 10/15/2025
(Callable 09/15/2025)(2)	15,000,000	14,005,325
Grupo Bimbo SAB de CV:
3.875%, 06/27/2024(1)(2)	21,501,000	21,242,128
4.875%, 06/27/2044(1)(2)	9,575,000	8,793,088
4.700%, 11/10/2047
(Callable 05/10/2047)(1)(2)	25,671,000	23,541,035
4.000%, 09/06/2049(1)(2)	19,500,000	15,795,644
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025
(Callable 06/15/2025)(2)	10,000,000	9,998,153
GYP Holdings III Corp.,
4.625%, 05/01/2029
(Callable 05/01/2024)(2)	2,500,000	1,949,325
HB Fuller Co.,
4.000%, 02/15/2027
(Callable 11/15/2026)	6,725,000	6,052,500
HCA, Inc.:
5.000%, 03/15/2024	10,366,000	10,412,696
5.375%, 02/01/2025	25,300,000	25,167,428
5.250%, 04/15/2025	19,200,000	19,229,869
5.375%, 09/01/2026
(Callable 03/01/2026)	1,000,000	991,585
4.500%, 02/15/2027
(Callable 08/15/2026)	16,500,000	15,863,144
5.875%, 02/01/2029
(Callable 08/01/2028)	8,500,000	8,506,502
3.500%, 09/01/2030
(Callable 03/01/2030)	5,000,000	4,253,550
4.375%, 03/15/2042
(Callable 09/15/2041)(2)	3,900,000	3,138,806
4.625%, 03/15/2052
(Callable 09/15/2051)(2)	12,475,000	9,980,772
Hewlett Packard Enterprise Co.,
4.450%, 10/02/2023
(Callable 09/02/2023)	12,575,000	12,700,785
Hexcel Corp.:
4.950%, 08/15/2025
(Callable 05/15/2025)	8,303,000	8,110,009
4.200%, 02/15/2027
(Callable 11/15/2026)	19,000,000	17,821,428
Holly Energy Partners LP /
Holly Energy Finance Corp.,
6.375%, 04/15/2027
(Callable 04/15/2024)(2)	5,000,000	4,706,300
Hologic, Inc.,
3.250%, 02/15/2029
(Callable 09/28/2023)(2)	21,238,000	18,152,119
HP, Inc.:
2.200%, 06/17/2025
(Callable 05/17/2025)	10,000,000	9,450,156
3.000%, 06/17/2027
(Callable 04/17/2027)	25,000,000	23,113,503
Huntington Ingalls Industries, Inc.:
3.844%, 05/01/2025
(Callable 04/01/2025)	10,000,000	9,846,105
2.043%, 08/16/2028
(Callable 06/16/2028)	12,000,000	10,234,845
Huntsman International LLC,
2.950%, 06/15/2031
(Callable 03/15/2031)	4,900,000	4,068,363
Husky Energy, Inc.,
4.400%, 04/15/2029
(Callable 01/15/2029)(1)	15,000,000	14,452,464
Hutchison Whampoa International Ltd.,
3.250%, 11/08/2022(1)(2)	4,625,000	4,629,162
Hyundai Capital America:
2.850%, 11/01/2022(1)(2)	5,225,000	5,211,711
2.375%, 02/10/2023(1)(2)	20,000,000	19,743,334
1.250%, 09/18/2023(1)(2)	14,125,000	13,684,996
3.400%, 06/20/2024(1)(2)	16,850,000	16,528,434
1.300%, 01/08/2026
(Callable 12/08/2025)(1)(2)	10,000,000	8,875,208
1.650%, 09/17/2026
(Callable 08/17/2026)(1)(2)	30,000,000	26,454,797
Infor, Inc.,
1.750%, 07/15/2025
(Callable 06/15/2025)(2)	8,375,000	7,746,365
Ingersoll-Rand Global Holding Co. Ltd.,
5.750%, 06/15/2043	4,126,000	4,272,536
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044
(Callable 05/01/2044)	1,300,000	1,171,524
Ingredion, Inc.,
2.900%, 06/01/2030
(Callable 03/01/2030)	28,000,000	24,266,036
International Business Machines Corp.,
4.150%, 05/15/2039	13,000,000	11,729,246
International Flavors & Fragrances, Inc.:
5.000%, 09/26/2048
(Callable 03/26/2048)	10,000,000	9,315,778
3.468%, 12/01/2050
(Callable 06/01/2050)(2)	8,000,000	5,828,494
Iron Mountain, Inc.:
5.250%, 03/15/2028
(Callable 12/27/2022)(2)	20,303,000	18,225,800
5.000%, 07/15/2028
(Callable 07/15/2023)(2)	4,000,000	3,542,747
4.500%, 02/15/2031
(Callable 02/15/2026)(2)	10,000,000	8,171,450
JAB Holdings BV:
3.750%, 05/28/2051
(Callable 11/28/2050)(1)(2)	8,600,000	5,960,382
4.500%, 04/08/2052
(Callable 10/08/2051)(1)(2)	13,000,000	10,030,586
JBS Finance Luxembourg Sarl:
2.500%, 01/15/2027
(Callable 12/15/2026)(2)	15,000,000	13,047,917
3.625%, 01/15/2032
(Callable 01/15/2027)(2)	7,000,000	5,652,500
JBS USA Lux SA / JBS USA Food Co. /
JBS USA Finance, Inc.:
3.750%, 12/01/2031
(Callable 12/01/2026)(2)	13,000,000	10,665,041
4.375%, 02/02/2052
(Callable 08/02/2051)(2)	7,825,000	5,533,997

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
JM Smucker Co.,
3.550%, 03/15/2050
(Callable 09/15/2049)	$3,350,000	$2,522,191
Kansas City Southern:
4.700%, 05/01/2048
(Callable 11/01/2047)(1)	12,000,000	11,310,241
3.500%, 05/01/2050
(Callable 11/01/2049)(1)	13,000,000	10,141,150
KB Home,
7.250%, 07/15/2030
(Callable 07/15/2025)	5,000,000	4,737,682
Kennametal, Inc.,
4.625%, 06/15/2028
(Callable 03/15/2028)	7,900,000	7,754,161
Kerry Group Financial
Services Unlimited Co.,
3.200%, 04/09/2023
(Callable 01/09/2023)(1)(2)	18,500,000	18,384,366
Keurig Dr Pepper, Inc.,
4.417%, 05/25/2025
(Callable 03/25/2025)	1,671,000	1,684,077
Keysight Technologies, Inc.:
4.550%, 10/30/2024
(Callable 07/30/2024)	7,283,000	7,375,689
4.600%, 04/06/2027
(Callable 01/06/2027)	50,189,000	50,407,039
Kinder Morgan Energy Partners LP:
7.300%, 08/15/2033	1,675,000	1,864,309
6.500%, 02/01/2037	6,785,000	7,209,065
6.950%, 01/15/2038	14,755,000	15,887,087
7.500%, 11/15/2040	27,248,000	30,611,468
Kinder Morgan, Inc.:
8.050%, 10/15/2030	15,384,000	17,629,250
7.800%, 08/01/2031	16,174,000	18,791,415
Kinross Gold Corp.,
6.875%, 09/01/2041
(Callable 03/01/2041)(1)	5,500,000	5,557,053
Kraft Heinz Foods Co.:
6.750%, 03/15/2032	10,000,000	11,164,116
5.000%, 07/15/2035
(Callable 01/15/2035)	5,311,000	5,141,237
5.000%, 06/04/2042	5,000,000	4,567,979
Kyndryl Holdings, Inc.:
2.050%, 10/15/2026
(Callable 09/15/2026)(2)	18,100,000	15,236,061
2.700%, 10/15/2028
(Callable 08/15/2028)(2)	7,939,000	6,322,658
Lafarge SA,
7.125%, 07/15/2036(1)	1,500,000	1,788,229
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026
(Callable 06/22/2026)(1)(2)	12,565,000	12,305,148
Lear Corp.:
3.800%, 09/15/2027
(Callable 06/15/2027)	3,167,000	2,991,777
3.500%, 05/30/2030
(Callable 02/28/2030)	15,000,000	13,085,465
Leidos Holdings, Inc.,
5.950%, 12/01/2040
(Callable 06/04/2040)	2,000,000	2,007,555
Leidos, Inc.:
4.375%, 05/15/2030
(Callable 02/15/2030)	46,222,000	42,753,976
2.300%, 02/15/2031
(Callable 11/15/2030)	7,500,000	5,974,889
Lennox International, Inc.,
3.000%, 11/15/2023
(Callable 09/15/2023)	10,000,000	9,893,486
Louisiana-Pacific Corp.,
3.625%, 03/15/2029
(Callable 03/15/2024)(2)	25,000,000	19,697,281
Lundin Energy Finance BV:
2.000%, 07/15/2026
(Callable 06/15/2026)(1)(2)	10,000,000	8,931,660
3.100%, 07/15/2031
(Callable 04/15/2031)(1)(2)	20,958,000	17,338,155
Magallanes, Inc.,
4.279%, 03/15/2032
(Callable 12/15/2031)(2)	9,550,000	8,535,241
Magellan Midstream Partners LP:
5.000%, 03/01/2026
(Callable 12/01/2025)	10,000,000	10,223,350
4.200%, 03/15/2045
(Callable 09/15/2044)	8,770,000	6,780,853
Magna International, Inc.,
2.450%, 06/15/2030
(Callable 03/15/2030)(1)	10,000,000	8,513,610
Marathon Petroleum Corp.:
3.625%, 09/15/2024
(Callable 06/15/2024)	2,500,000	2,473,372
4.700%, 05/01/2025
(Callable 04/01/2025)	15,000,000	15,175,627
5.125%, 12/15/2026
(Callable 09/15/2026)	3,000,000	3,070,053
4.750%, 09/15/2044
(Callable 03/15/2044)	3,985,000	3,510,703
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030
(Callable 12/15/2029)	5,000,000	4,217,711
6.250%, 05/01/2037	450,000	480,344
Masco Corp.,
6.500%, 08/15/2032	15,834,000	17,036,774
MasTec, Inc.,
4.500%, 08/15/2028
(Callable 08/15/2023)(2)	12,948,000	11,649,120
Microchip Technology, Inc.:
4.333%, 06/01/2023
(Callable 05/01/2023)	32,298,000	32,315,281
2.670%, 09/01/2023	16,000,000	15,733,421
4.250%, 09/01/2025
(Callable 09/01/2022)	4,000,000	3,894,040
Microsoft Corp.,
4.200%, 11/03/2035
(Callable 05/03/2035)	5,650,000	5,799,429
Midwest Connector Capital Co. LLC:
3.900%, 04/01/2024
(Callable 03/01/2024)(2)	13,695,000	13,439,309
4.625%, 04/01/2029
(Callable 01/01/2029)(2)	12,000,000	11,316,972
Minera Mexico SA de CV,
4.500%, 01/26/2050
(Callable 07/26/2049)(1)(2)	8,000,000	6,200,000
Mohawk Industries, Inc.,
3.625%, 05/15/2030
(Callable 02/15/2030)	5,000,000	4,461,532
Molex Electronic Technologies LLC,
3.900%, 04/15/2025
(Callable 01/15/2025)(2)	8,250,000	8,131,655

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Molson Coors Beverage Co.,
3.000%, 07/15/2026
(Callable 04/15/2026)	$23,888,000	$22,436,936
Mosaic Co.,
5.450%, 11/15/2033
(Callable 05/15/2033)	11,101,000	11,435,589
MPLX LP:
3.500%, 12/01/2022
(Callable 11/01/2022)	8,600,000	8,595,739
4.000%, 02/15/2025
(Callable 11/15/2024)	13,125,000	12,949,834
4.875%, 06/01/2025
(Callable 03/01/2025)	19,150,000	19,241,076
1.750%, 03/01/2026
(Callable 02/01/2026)	20,000,000	18,006,796
4.250%, 12/01/2027
(Callable 09/01/2027)	6,519,000	6,290,677
5.500%, 02/15/2049
(Callable 08/15/2048)	8,825,000	8,185,404
4.900%, 04/15/2058
(Callable 10/15/2057)	5,000,000	4,126,046
MSCI, Inc.:
4.000%, 11/15/2029
(Callable 11/15/2024)(2)	7,562,000	6,702,427
3.625%, 11/01/2031
(Callable 11/01/2026)(2)	10,000,000	8,231,480
Mueller Water Products, Inc.,
4.000%, 06/15/2029
(Callable 06/15/2024)(2)	500,000	436,170
Mylan NV,
3.950%, 06/15/2026
(Callable 03/15/2026)	5,000,000	4,710,464
Mylan, Inc.:
3.125%, 01/15/2023(2)	16,800,000	16,697,842
4.200%, 11/29/2023
(Callable 08/29/2023)	4,525,000	4,509,833
4.550%, 04/15/2028
(Callable 01/15/2028)	5,000,000	4,766,481
NCL Corp. Ltd.,
3.625%, 12/15/2024
(Callable 07/11/2022)(2)	20,000,000	16,635,083
Netflix, Inc.,
5.875%, 02/15/2025	4,270,000	4,334,050
Newell Brands, Inc.:
4.100%, 04/01/2023
(Callable 02/01/2023)	40,709,000	40,352,796
4.875%, 06/01/2025
(Callable 05/01/2025)	1,500,000	1,477,560
4.450%, 04/01/2026
(Callable 01/01/2026)	15,000,000	14,287,688
NGPL PipeCo LLC,
4.875%, 08/15/2027
(Callable 02/15/2027)(2)	20,000,000	19,786,789
Nissan Motor Co. Ltd.,
4.345%, 09/17/2027
(Callable 07/17/2027)(1)(2)	10,000,000	9,177,512
Norfolk Southern Corp.,
3.050%, 05/15/2050
(Callable 11/15/2049)	18,000,000	13,186,719
North Mississippi Health Services, Inc.,
3.183%, 10/01/2051
(Callable 04/01/2051)	11,800,000	8,640,629
Nova Southeastern University, Inc.,
4.809%, 04/01/2053	4,800,000	4,521,718
Nutrien Ltd.:
4.000%, 12/15/2026
(Callable 09/15/2026)(1)	10,000,000	9,910,474
4.125%, 03/15/2035
(Callable 09/15/2034)(1)	6,550,000	6,044,157
nVent Finance Sarl,
4.550%, 04/15/2028
(Callable 01/15/2028)	32,435,000	31,341,120
NXP BV / NXP Funding LLC /
NXP USA, Inc.:
4.300%, 06/18/2029
(Callable 03/18/2029)(1)	9,625,000	9,182,484
2.650%, 02/15/2032
(Callable 11/15/2031)(1)	15,000,000	12,321,670
Occidental Petroleum Corp.:
2.900%, 08/15/2024
(Callable 07/15/2024)	10,000,000	9,654,445
8.500%, 07/15/2027
(Callable 01/15/2027)	15,000,000	16,506,300
7.150%, 05/15/2028	7,000,000	7,280,000
7.875%, 09/15/2031	12,790,000	14,037,025
6.450%, 09/15/2036	7,125,000	7,303,125
Ochsner LSU Health
System of North Louisiana,
2.510%, 05/15/2031
(Callable 11/15/2030)	10,825,000	8,758,720
ONEOK Partners LP,
3.375%, 10/01/2022
(Callable 07/12/2022)	4,007,000	4,007,161
ONEOK, Inc.,
2.750%, 09/01/2024
(Callable 08/01/2024)	8,300,000	8,025,649
Oracle Corp.:
2.800%, 04/01/2027
(Callable 02/01/2027)	46,000,000	41,952,340
3.900%, 05/15/2035
(Callable 11/15/2034)	7,425,000	6,123,644
3.850%, 07/15/2036
(Callable 01/15/2036)	7,500,000	6,026,453
4.000%, 11/15/2047
(Callable 05/15/2047)	2,565,000	1,902,045
3.950%, 03/25/2051
(Callable 09/25/2050)	5,000,000	3,672,484
Orange SA,
9.000%, 03/01/2031(1)	33,426,000	43,148,369
Oshkosh Corp.,
3.100%, 03/01/2030
(Callable 12/01/2029)	5,000,000	4,281,723
Owens Corning:
4.200%, 12/01/2024
(Callable 09/01/2024)	10,000,000	9,989,384
3.400%, 08/15/2026
(Callable 05/15/2026)	5,000,000	4,777,455
7.000%, 12/01/2036	13,205,000	14,754,723
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,183,929
Penske Truck Leasing Co.:
4.000%, 07/15/2025
(Callable 06/15/2025)(2)	20,000,000	19,687,780
1.200%, 11/15/2025
(Callable 10/15/2025)(2)	22,800,000	20,355,840
PerkinElmer, Inc.:
3.300%, 09/15/2029
(Callable 06/15/2029)	25,000,000	22,160,533
3.625%, 03/15/2051
(Callable 09/15/2050)	11,775,000	8,904,399

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Perrigo Finance Unlimited Co.:
3.900%, 12/15/2024
(Callable 09/15/2024)	$42,000,000	$39,322,500
3.150%, 06/15/2030
(Callable 03/15/2030)	25,250,000	22,542,788
Phillips 66 Co.:
3.150%, 12/15/2029
(Callable 09/15/2029)(2)	12,550,000	11,271,738
2.150%, 12/15/2030
(Callable 09/15/2030)	6,000,000	4,901,030
4.650%, 11/15/2034
(Callable 05/15/2034)	13,000,000	12,617,055
5.875%, 05/01/2042	5,000,000	5,433,291
4.875%, 11/15/2044
(Callable 05/15/2044)	10,000,000	9,698,565
4.680%, 02/15/2045
(Callable 08/15/2044)(2)	2,000,000	1,847,972
Plains All American Pipeline LP /
PAA Finance Corp.,
3.550%, 12/15/2029
(Callable 09/15/2029)	10,000,000	8,810,593
POSCO,
4.000%, 08/01/2023(1)(2)	13,000,000	13,067,730
Premier Health Partners,
2.911%, 11/15/2026
(Callable 05/15/2026)	10,000,000	9,270,177
Quanta Services, Inc.,
2.900%, 10/01/2030
(Callable 07/01/2030)	10,000,000	8,238,537
Raytheon Technologies Corp.:
4.800%, 12/15/2043
(Callable 06/15/2043)	7,925,000	7,693,755
3.125%, 07/01/2050
(Callable 01/01/2050)	6,000,000	4,589,439
Regency Energy Partners LP /
Regency Energy Finance Corp.,
4.500%, 11/01/2023
(Callable 08/01/2023)	11,850,000	11,909,224
Reliance Industries Ltd.,
2.875%, 01/12/2032(1)(2)	20,400,000	16,923,763
Reliance Steel & Aluminum Co.,
1.300%, 08/15/2025
(Callable 07/15/2025)	6,100,000	5,555,001
Rogers Communications, Inc.:
3.800%, 03/15/2032
(Callable 12/15/2031)(1)(2)	13,000,000	11,887,330
4.350%, 05/01/2049
(Callable 11/01/2048)(1)	10,000,000	8,486,578
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026
(Callable 12/31/2025)	55,015,000	56,843,187
5.000%, 03/15/2027
(Callable 09/15/2026)	20,300,000	20,349,120
4.500%, 05/15/2030
(Callable 11/15/2029)	10,500,000	10,062,336
Samarco Mineracao SA:
5.750%, 10/24/2023(1)(2)(9)	5,475,000	3,356,192
5.375%, 09/26/2024(1)(2)(9)	5,125,000	3,097,941
Santos Finance Ltd.,
3.649%, 04/29/2031
(Callable 01/29/2031)(1)(2)	15,000,000	12,722,934
Schlumberger Holdings Corp.,
3.900%, 05/17/2028
(Callable 02/17/2028)(2)	11,096,000	10,484,185
Seagate HDD Cayman,
4.875%, 03/01/2024
(Callable 01/01/2024)	24,400,000	24,079,101
Sealed Air Corp.,
5.000%, 04/15/2029
(Callable 04/15/2025)(2)	5,000,000	4,675,000
Sherwin-Williams Co.,
4.500%, 06/01/2047
(Callable 12/01/2046)	5,550,000	4,918,272
Shire Acquisitions
Investments Ireland DAC,
2.875%, 09/23/2023
(Callable 07/23/2023)(1)	12,538,000	12,397,684
Silgan Holdings, Inc.,
4.125%, 02/01/2028
(Callable 10/01/2022)	4,000,000	3,586,920
SK Hynix, Inc.,
1.500%, 01/19/2026(1)(2)	13,000,000	11,684,010
SK Telecom Co. Ltd.,
6.625%, 07/20/2027(1)(2)	960,000	1,070,016
Smith & Nephew PLC,
2.032%, 10/14/2030
(Callable 07/14/2030)(1)	10,000,000	7,956,855
Smithfield Foods, Inc.:
5.200%, 04/01/2029
(Callable 01/01/2029)(1)(2)	16,566,000	16,271,803
2.625%, 09/13/2031
(Callable 06/13/2031)(1)(2)	18,500,000	14,608,102
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023(1)(2)	8,093,000	8,072,767
Sodexo, Inc.,
1.634%, 04/16/2026
(Callable 03/16/2026)(1)(2)	6,725,000	6,058,105
Solvay Finance America LLC,
4.450%, 12/03/2025
(Callable 09/03/2025)(1)(2)	40,018,000	39,853,482
Southern Copper Corp.,
7.500%, 07/27/2035(1)	19,786,000	23,407,036
Spectra Energy Partners LP,
3.500%, 03/15/2025
(Callable 12/15/2024)(1)	15,150,000	14,833,123
Standard Industries, Inc.:
4.750%, 01/15/2028
(Callable 01/15/2023)(2)	24,408,000	20,868,840
4.375%, 07/15/2030
(Callable 07/15/2025)(2)	7,000,000	5,521,250
3.375%, 01/15/2031
(Callable 07/15/2025)(2)	5,000,000	3,688,090
Stanley Black & Decker, Inc.,
4.850%, 11/15/2048
(Callable 05/15/2048)	4,175,000	4,113,657
Steel Dynamics, Inc.,
2.800%, 12/15/2024
(Callable 11/15/2024)	7,000,000	6,831,801
Stericycle, Inc.,
3.875%, 01/15/2029
(Callable 11/15/2023)(2)	1,000,000	817,500
STERIS Irish FinCo Unlimited Co.,
3.750%, 03/15/2051
(Callable 09/15/2050)	7,500,000	5,829,046
SYNNEX Corp.,
2.375%, 08/09/2028
(Callable 06/09/2028)(2)	25,000,000	21,076,855
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Sysco Corp.:
5.950%, 04/01/2030
(Callable 01/01/2030)	$22,570,000	$24,063,240
3.150%, 12/14/2051
(Callable 06/14/2051)	9,250,000	6,614,523
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050
(Callable 01/09/2050)(1)	11,825,000	8,850,513
Targa Resources Partners LP:
6.500%, 07/15/2027
(Callable 08/01/2022)	1,000,000	1,024,360
5.000%, 01/15/2028
(Callable 01/15/2023)	28,000,000	26,656,560
4.875%, 02/01/2031
(Callable 02/01/2026)	10,500,000	9,571,826
4.000%, 01/15/2032
(Callable 07/15/2026)	14,000,000	11,980,640
TC PipeLines LP:
4.375%, 03/13/2025
(Callable 12/13/2024)(1)	26,205,000	26,343,401
3.900%, 05/25/2027
(Callable 02/25/2027)(1)	23,285,000	22,835,251
Teck Resources Ltd.,
3.900%, 07/15/2030
(Callable 04/15/2030)(1)	10,000,000	9,197,818
Telecom Italia Capital SA:
5.303%, 05/30/2024(1)(2)	21,500,000	20,658,275
7.200%, 07/18/2036(1)	3,175,000	2,410,603
Telefonica Emisiones SA:
4.103%, 03/08/2027(1)	8,125,000	7,954,648
7.045%, 06/20/2036(1)	4,925,000	5,496,733
5.213%, 03/08/2047(1)	24,108,000	21,365,048
4.895%, 03/06/2048(1)	9,475,000	8,078,508
5.520%, 03/01/2049
(Callable 09/01/2048)(1)	12,000,000	11,137,080
Tenet Healthcare Corp.:
6.750%, 06/15/2023	1,000,000	1,029,291
4.375%, 01/15/2030
(Callable 12/01/2024)(2)	3,000,000	2,538,090
6.125%, 06/15/2030
(Callable 06/15/2025)(2)	1,000,000	922,580
Teva Pharmaceutical Finance
Netherlands III BV:
2.800%, 07/21/2023(1)	24,275,000	23,480,601
3.150%, 10/01/2026(1)	51,000,000	41,820,000
4.750%, 05/09/2027
(Callable 02/09/2027)(1)	9,000,000	7,687,063
Textron, Inc.,
3.000%, 06/01/2030
(Callable 03/01/2030)	15,000,000	13,047,420
Timken Co.:
3.875%, 09/01/2024
(Callable 06/01/2024)	18,500,000	18,348,904
4.500%, 12/15/2028
(Callable 09/15/2028)	6,025,000	5,880,095
T-Mobile USA, Inc.:
4.750%, 02/01/2028
(Callable 02/01/2023)	17,250,000	16,718,873
3.375%, 04/15/2029
(Callable 04/15/2024)(2)	5,000,000	4,375,000
3.875%, 04/15/2030
(Callable 01/15/2030)	53,473,000	49,904,002
3.500%, 04/15/2031
(Callable 04/15/2026)	60,000,000	51,805,800
4.375%, 04/15/2040
(Callable 10/15/2039)	10,000,000	8,926,270
3.600%, 11/15/2060
(Callable 05/15/2060)(2)	15,000,000	10,930,388
Toll Road Investors Partnership II LP:
0.000%, 02/15/2025
(Insured by NATL)(1)(2)	10,000,000	8,631,043
0.000%, 02/15/2027
(Insured by NATL)(1)(2)	32,855,000	24,900,771
0.000%, 02/15/2030
(Insured by NATL)(1)(2)	2,000,000	1,276,241
0.000%, 02/15/2030
(Insured by NATL)(1)(2)	2,938,000	2,076,577
0.000%, 02/15/2031
(Insured by AGM)(1)(2)	5,396,000	3,630,175
0.000%, 02/15/2036
(Insured by AGM)(1)(2)	12,500,000	6,424,160
TopBuild Corp.:
3.625%, 03/15/2029
(Callable 03/15/2024)(2)	2,500,000	1,968,154
4.125%, 02/15/2032
(Callable 10/15/2026)(2)	1,000,000	769,841
TransCanada PipeLines Ltd.,
4.750%, 05/15/2038
(Callable 11/15/2037)(1)	10,000,000	9,452,773
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042
(Callable 02/01/2042)	2,600,000	2,298,754
TreeHouse Foods, Inc.,
4.000%, 09/01/2028
(Callable 09/01/2023)	1,500,000	1,222,110
Triton Container International Ltd.:
2.050%, 04/15/2026
(Callable 03/15/2026)(1)(2)	7,425,000	6,565,390
3.150%, 06/15/2031
(Callable 03/15/2031)(1)(2)	30,475,000	24,631,914
3.250%, 03/15/2032
(Callable 12/15/2031)(1)	10,000,000	8,140,339
TTX Co.,
4.650%, 06/15/2044(2)	7,710,000	7,076,636
Tyco Electronics Group SA,
7.125%, 10/01/2037(1)	500,000	620,813
Tyson Foods, Inc.,
5.100%, 09/23/2048
(Callable 03/28/2048)	4,650,000	4,655,039
United Rentals North America, Inc.:
3.875%, 11/15/2027
(Callable 11/15/2022)	5,000,000	4,650,000
4.875%, 01/15/2028
(Callable 01/15/2023)	5,000,000	4,727,400
5.250%, 01/15/2030
(Callable 01/15/2025)	5,000,000	4,637,500
4.000%, 07/15/2030
(Callable 07/15/2025)	10,000,000	8,548,800
3.875%, 02/15/2031
(Callable 08/15/2025)	3,000,000	2,530,762
3.750%, 01/15/2032
(Callable 07/15/2026)	1,000,000	821,046
Universal Health Services, Inc.:
1.650%, 09/01/2026
(Callable 08/01/2026)(2)	16,000,000	13,876,147
2.650%, 10/15/2030
(Callable 07/15/2030)(2)	24,322,000	19,451,390

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
UPMC,
3.600%, 04/03/2025	$47,575,000	$47,144,144
Utah Acquisition Sub, Inc.,
5.250%, 06/15/2046
(Callable 12/15/2045)	4,000,000	3,226,353
Vale Canada Ltd.,
7.200%, 09/15/2032(1)	1,600,000	1,720,785
Vale Overseas Ltd.:
3.750%, 07/08/2030
(Callable 04/08/2030)(1)	25,339,000	22,209,887
8.250%, 01/17/2034(1)	5,201,000	6,099,550
6.875%, 11/21/2036(1)	27,519,000	29,541,646
6.875%, 11/10/2039(1)	18,121,000	19,271,865
Valero Energy Corp.,
6.625%, 06/15/2037	5,000,000	5,432,341
Valero Energy Partners LP,
4.500%, 03/15/2028
(Callable 12/15/2027)	20,000,000	19,711,448
Verisk Analytics, Inc.,
4.000%, 06/15/2025
(Callable 03/15/2025)	10,000,000	9,919,526
Verizon Communications, Inc.:
3.000%, 03/22/2027
(Callable 01/22/2027)	5,000,000	4,749,089
4.500%, 08/10/2033	15,710,000	15,316,505
4.400%, 11/01/2034
(Callable 05/01/2034)	790,000	756,984
4.272%, 01/15/2036	10,793,000	10,161,814
5.250%, 03/16/2037	18,225,000	18,882,554
4.812%, 03/15/2039	38,575,000	37,860,162
4.862%, 08/21/2046	2,500,000	2,460,415
5.500%, 03/16/2047	2,500,000	2,691,334
3.700%, 03/22/2061
(Callable 09/22/2060)	11,200,000	8,796,727
Viatris, Inc.:
3.850%, 06/22/2040
(Callable 12/22/2039)	10,000,000	7,083,056
4.000%, 06/22/2050
(Callable 12/22/2049)	22,000,000	14,730,916
Viterra Finance BV:
2.000%, 04/21/2026
(Callable 03/21/2026)(1)(2)	15,000,000	13,268,649
4.900%, 04/21/2027
(Callable 03/21/2027)(1)(2)	7,725,000	7,508,352
3.200%, 04/21/2031
(Callable 01/21/2031)(1)(2)	55,139,000	44,620,106
5.250%, 04/21/2032
(Callable 01/21/2032)(1)(2)	15,000,000	13,940,403
VMware, Inc.,
1.800%, 08/15/2028
(Callable 06/15/2028)	15,000,000	12,456,890
Vodafone Group PLC:
7.875%, 02/15/2030(1)	16,293,000	19,236,844
6.150%, 02/27/2037(1)	13,920,000	15,022,243
4.375%, 02/19/2043(1)	5,054,000	4,392,011
Volkswagen Group of
America Finance LLC:
4.250%, 11/13/2023(1)(2)	18,000,000	17,997,992
2.850%, 09/26/2024(1)(2)	5,000,000	4,870,209
3.350%, 05/13/2025(1)(2)	15,000,000	14,497,655
1.250%, 11/24/2025
(Callable 10/24/2025)(1)(2)	8,300,000	7,426,616
Vontier Corp.,
2.400%, 04/01/2028
(Callable 02/01/2028)	15,725,000	13,180,680
Vulcan Materials Co.:
4.500%, 04/01/2025
(Callable 01/01/2025)	3,000,000	3,052,803
3.500%, 06/01/2030
(Callable 03/01/2030)	11,050,000	10,018,346
4.700%, 03/01/2048
(Callable 09/01/2047)	500,000	457,237
Wabtec Corp.:
4.375%, 08/15/2023
(Callable 05/15/2023)	9,750,000	9,768,721
4.400%, 03/15/2024
(Callable 02/15/2024)	13,109,000	13,131,400
3.450%, 11/15/2026
(Callable 08/15/2026)	36,775,000	33,507,528
4.950%, 09/15/2028
(Callable 06/15/2028)	10,205,000	9,855,010
Walgreens Boots Alliance, Inc.,
3.450%, 06/01/2026
(Callable 03/01/2026)	5,957,000	5,792,780
Walt Disney Co.:
5.400%, 10/01/2043	5,000,000	5,292,814
4.750%, 09/15/2044
(Callable 03/15/2044)	1,950,000	1,902,800
Weir Group PLC,
2.200%, 05/13/2026
(Callable 04/13/2026)(1)(2)	28,748,000	25,274,566
Western Digital Corp.,
4.750%, 02/15/2026
(Callable 11/15/2025)	57,075,000	54,455,828
Western Midstream Operating LP,
5.750%, 02/01/2050
(Callable 08/01/2049)	10,000,000	8,030,587
Westinghouse Air Brake
Technologies Corp.,
3.200%, 06/15/2025
(Callable 05/15/2025)	14,736,000	14,050,328
WestRock MWV LLC,
8.200%, 01/15/2030	5,012,000	5,970,587
Williams Companies, Inc.:
3.700%, 01/15/2023
(Callable 10/15/2022)	44,375,000	44,446,072
7.500%, 01/15/2031	120,000	137,844
7.750%, 06/15/2031	3,500,000	4,098,824
8.750%, 03/15/2032	11,275,000	14,056,504
6.300%, 04/15/2040	1,590,000	1,682,441
5.750%, 06/24/2044
(Callable 12/24/2043)	2,500,000	2,493,310
Wipro IT Services LLC,
1.500%, 06/23/2026
(Callable 05/23/2026)(1)(2)	17,800,000	15,979,238
Woodside Finance Ltd.:
3.650%, 03/05/2025
(Callable 12/05/2024)(1)(2)	15,575,000	15,302,710
4.500%, 03/04/2029
(Callable 12/04/2028)(1)(2)	30,000,000	28,863,023
Worthington Industries, Inc.,
4.550%, 04/15/2026	9,154,000	8,857,417
WRKCo, Inc.,
3.000%, 09/15/2024
(Callable 07/15/2024)	6,000,000	5,862,772
Wynn Las Vegas LLC /
Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023
(Callable 02/28/2023)(2)	4,000,000	3,840,000

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Xerox Corp.,
4.625%, 03/15/2023
(Callable 02/15/2023)	$35,175,000	$34,977,779
Xerox Holdings Corp.,
5.000%, 08/15/2025
(Callable 07/15/2025)(2)	1,000,000	930,180
Yara International ASA,
3.800%, 06/06/2026
(Callable 03/06/2026)(1)(2)	20,250,000	19,367,487
Zimmer Biomet Holdings, Inc.,
5.750%, 11/30/2039	11,375,000	11,607,202
Zoetis, Inc.,
4.500%, 11/13/2025
(Callable 08/13/2025)	5,653,000	5,725,774
Total Industrials
(Cost $7,964,174,337)		7,212,140,478	30.8%
Utilities
American Transmission Systems, Inc.,
2.650%, 01/15/2032
(Callable 10/15/2031)(2)	4,850,000	4,107,706
Appalachian Power Co.,
6.700%, 08/15/2037	1,400,000	1,577,967
Avangrid, Inc.,
3.200%, 04/15/2025
(Callable 03/15/2025)(1)	14,000,000	13,613,492
Berkshire Hathaway Energy Co.:
3.500%, 02/01/2025
(Callable 11/01/2024)	7,000,000	7,003,151
2.850%, 05/15/2051
(Callable 11/15/2050)	10,000,000	7,089,941
Consolidated Edison Co.
of New York, Inc.,
4.625%, 12/01/2054
(Callable 06/01/2054)	7,600,000	7,053,158
Consumers Energy Co.,
3.500%, 08/01/2051
(Callable 02/01/2051)	9,425,000	7,837,295
Dominion Resources, Inc.,
5.950%, 06/15/2035	1,880,000	1,999,223
DTE Electric Company,
2.625%, 03/01/2031
(Callable 12/01/2030)	15,200,000	13,488,292
Duquesne Light Holdings, Inc.,
2.532%, 10/01/2030
(Callable 07/01/2030)(2)	8,775,000	7,209,750
Edison International,
2.950%, 03/15/2023
(Callable 01/15/2023)	5,000,000	4,957,614
EDP Finance BV,
3.625%, 07/15/2024(1)(2)	51,299,000	50,884,569
Enel Finance International NV:
3.500%, 04/06/2028(1)(2)	7,000,000	6,469,845
6.000%, 10/07/2039(1)(2)	4,286,000	4,261,384
4.750%, 05/25/2047(1)(2)	54,084,000	46,062,974
Engie Energia Chile SA,
3.400%, 01/28/2030
(Callable 10/28/2029)(1)(2)	3,000,000	2,546,250
Exelon Corp.:
3.950%, 06/15/2025
(Callable 03/15/2025)	15,775,000	15,720,690
7.600%, 04/01/2032	1,650,000	1,948,177
5.100%, 06/15/2045
(Callable 12/15/2044)	5,875,000	5,773,098
4.100%, 03/15/2052
(Callable 09/15/2051)(2)	5,000,000	4,310,367
Exelon Generation Co. LLC,
5.600%, 06/15/2042
(Callable 12/15/2041)	6,100,000	5,871,618
Fells Point Funding Trust,
3.046%, 01/31/2027
(Callable 12/31/2026)(2)	10,300,000	9,497,915
FirstEnergy Corp.:
2.650%, 03/01/2030
(Callable 12/01/2029)	4,300,000	3,547,500
3.400%, 03/01/2050
(Callable 09/01/2049)	11,325,000	7,677,217
FirstEnergy Transmission LLC,
2.866%, 09/15/2028
(Callable 07/15/2028)(2)	15,000,000	12,680,242
Fortis, Inc.,
3.055%, 10/04/2026
(Callable 07/04/2026)(1)	8,762,000	8,244,068
Infraestructura Energetica
Nova SAB de CV,
3.750%, 01/14/2028(2)	5,000,000	4,556,250
KeySpan Corp.,
8.000%, 11/15/2030(1)	8,375,000	9,783,712
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030
(Callable 06/15/2030)(1)(2)	10,600,000	8,691,538
NiSource, Inc.:
3.600%, 05/01/2030
(Callable 02/01/2030)	20,800,000	19,056,536
3.950%, 03/30/2048
(Callable 09/30/2047)	11,775,000	9,767,617
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030
(Callable 02/15/2030)	9,500,000	8,646,681
Total Utilities
(Cost $363,432,536)		321,935,837	1.4%
Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023(1)(2)	8,000,000	8,214,100
4.750%, 07/28/2025(1)(2)	37,818,000	37,635,793
4.800%, 04/18/2026(1)(2)	47,025,000	46,403,236
1.542%, 06/16/2027
(1 Year CMT Rate + 0.800%)
(Callable 06/16/2026)(1)(2)(3)	12,250,000	10,729,142
3.324%, 03/13/2037
(5 Year CMT Rate + 1.900%)
(Callable 12/13/2031)(1)(2)(3)	31,325,000	25,094,575
AerCap Holdings NV:
2.875%, 08/14/2024
(Callable 07/14/2024)(1)	39,395,000	37,527,612
6.500%, 07/15/2025
(Callable 06/15/2025)(1)	15,000,000	15,347,665
2.450%, 10/29/2026
(Callable 09/29/2026)(1)	8,000,000	6,966,102
3.000%, 10/29/2028
(Callable 08/29/2028)(1)	7,500,000	6,317,391
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032(2)	2,000,000	2,311,422
Air Lease Corp.:
4.250%, 02/01/2024
(Callable 01/01/2024)	8,175,000	8,076,097
2.300%, 02/01/2025
(Callable 01/01/2025)	14,150,000	13,242,974

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Ally Financial, Inc.:
1.450%, 10/02/2023
(Callable 09/02/2023)	$15,000,000	$14,499,295
5.125%, 09/30/2024	13,000,000	13,126,132
5.800%, 05/01/2025
(Callable 04/01/2025)	10,000,000	10,213,183
American International Group, Inc.,
6.820%, 11/15/2037	4,173,000	4,740,082
Aon PLC,
3.875%, 12/15/2025
(Callable 09/15/2025)	14,490,000	14,330,197
Assurant, Inc.:
4.900%, 03/27/2028
(Callable 12/27/2027)	4,250,000	4,240,472
3.700%, 02/22/2030
(Callable 11/22/2029)	7,000,000	6,219,737
Australia & New Zealand
Banking Group Ltd.:
4.500%, 03/19/2024(1)(2)	32,000,000	32,037,279
2.950%, 07/22/2030
(5 Year CMT Rate + 1.288%)
(Callable 07/22/2025)(1)(2)(3)	14,803,000	13,951,680
2.570%, 11/25/2035
(5 Year CMT Rate + 1.700%)
(Callable 11/25/2030)(1)(2)(3)	13,000,000	10,309,753
Avolon Holdings Funding Ltd.:
5.250%, 05/15/2024
(Callable 04/15/2024)(1)(2)	5,000,000	4,912,333
2.875%, 02/15/2025
(Callable 01/15/2025)(1)(2)	10,000,000	9,198,156
Banco Santander Chile,
2.700%, 01/10/2025
(Callable 12/10/2024)(1)(2)	8,000,000	7,652,800
Banco Santander SA:
5.179%, 11/19/2025(1)	11,150,000	11,144,741
1.722%, 09/14/2027
(1 Year CMT Rate + 0.900%)
(Callable 09/14/2026)(1)(3)	10,000,000	8,679,774
2.749%, 12/03/2030(1)	5,000,000	3,971,186
3.225%, 11/22/2032
(1 Year CMT Rate + 1.600%)
(Callable 11/22/2031)(1)(3)	35,000,000	27,681,593
Bank of America Corp.:
3.004%, 12/20/2023
(3 Month LIBOR USD + 0.790%)
(Callable 12/20/2022)(3)	8,352,000	8,324,621
3.864%, 07/23/2024
(3 Month LIBOR USD + 0.940%)
(Callable 07/23/2023)(3)	12,575,000	12,519,777
3.458%, 03/15/2025
(3 Month LIBOR USD + 0.970%)
(Callable 03/15/2024)(3)	9,650,000	9,510,778
3.093%, 10/01/2025
(3 Month LIBOR USD + 1.090%)
(Callable 10/01/2024)(3)	22,000,000	21,288,209
2.456%, 10/22/2025
(3 Month LIBOR USD + 0.870%)
(Callable 10/22/2024)(3)	8,000,000	7,620,032
3.366%, 01/23/2026
(3 Month LIBOR USD + 0.810%)
(Callable 01/23/2025)(3)	22,700,000	21,984,761
1.734%, 07/22/2027 (SOFR + 0.960%)
(Callable 07/22/2026)(3)	6,000,000	5,333,376
3.419%, 12/20/2028
(3 Month LIBOR USD + 1.040%)
(Callable 12/20/2027)(3)	19,539,000	18,195,851
2.087%, 06/14/2029 (SOFR + 1.060%)
(Callable 06/14/2028)(3)	12,000,000	10,276,575
2.496%, 02/13/2031
(3 Month LIBOR USD + 0.990%)
(Callable 02/13/2030)(3)	7,000,000	5,915,861
2.592%, 04/29/2031 (SOFR + 2.150%)
(Callable 04/29/2030)(3)	35,000,000	29,685,007
7.750%, 05/14/2038	725,000	893,284
Bank of Ireland Group PLC,
2.029%, 09/30/2027
(1 Year CMT Rate + 1.100%)
(Callable 09/30/2026)(1)(2)(3)	5,425,000	4,715,084
Bank of Montreal:
1.500%, 01/10/2025(1)	7,000,000	6,606,043
3.803%, 12/15/2032
(5 Year Swap Rate USD + 1.432%)
(Callable 12/15/2027)(1)(3)	5,000,000	4,634,426
Bank of New Zealand,
2.000%, 02/21/2025(1)(2)	15,475,000	14,736,569
Barclays PLC:
4.338%, 05/16/2024
(3 Month LIBOR USD + 1.356%)
(Callable 05/16/2023)(1)(3)	5,000,000	4,997,336
3.650%, 03/16/2025(1)	17,350,000	16,966,496
2.852%, 05/07/2026 (SOFR + 2.714%)
(Callable 05/07/2025)(1)(3)	10,000,000	9,442,958
4.337%, 01/10/2028
(Callable 01/10/2027)(1)	10,000,000	9,556,219
BBVA USA,
3.875%, 04/10/2025
(Callable 03/10/2025)	45,470,000	45,085,222
BGC Partners, Inc.,
4.375%, 12/15/2025
(Callable 09/15/2025)	13,000,000	12,671,568
BNP Paribas SA:
4.375%, 09/28/2025(1)(2)	14,700,000	14,472,421
2.819%, 11/19/2025
(3 Month LIBOR USD + 1.111%)
(Callable 11/19/2024)(1)(2)(3)	42,500,000	40,599,251
4.375%, 05/12/2026(1)(2)	16,910,000	16,545,852
2.219%, 06/09/2026 (SOFR + 2.074%)
(Callable 06/09/2025)(1)(2)(3)	10,000,000	9,231,727
1.323%, 01/13/2027 (SOFR + 1.004%)
(Callable 01/13/2026)(1)(2)(3)	8,000,000	7,067,629
1.904%, 09/30/2028 (SOFR + 1.609%)
(Callable 09/30/2027)(1)(2)(3)	16,000,000	13,673,526
3.052%, 01/13/2031 (SOFR + 1.507%)
(Callable 01/13/2030)(1)(2)(3)	10,500,000	9,058,687
2.871%, 04/19/2032 (SOFR + 1.387%)
(Callable 04/19/2031)(1)(2)(3)	25,000,000	20,667,874
2.588%, 08/12/2035
(5 Year CMT Rate + 2.050%)
(Callable 08/12/2030)(1)(2)(3)	5,000,000	3,935,574
BPCE SA:
5.700%, 10/22/2023(1)(2)	33,770,000	34,263,388
4.625%, 07/11/2024(1)(2)	3,185,000	3,166,323
5.150%, 07/21/2024(1)(2)	30,902,000	30,893,861
4.500%, 03/15/2025(1)(2)	40,275,000	39,598,836
1.652%, 10/06/2026 (SOFR + 1.520%)
(Callable 10/06/2025)(1)(2)(3)	15,000,000	13,426,620
3.116%, 10/19/2032 (SOFR + 1.730%)
(Callable 10/19/2031)(1)(2)(3)	22,000,000	17,726,359

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Brown & Brown, Inc.,
4.500%, 03/15/2029
(Callable 12/15/2028)	$11,840,000	$11,567,680
Canadian Imperial Bank of Commerce,
2.250%, 01/28/2025(1)	8,000,000	7,668,704
Cantor Fitzgerald LP,
4.875%, 05/01/2024
(Callable 04/01/2024)(2)	7,525,000	7,557,591
Capital One Financial Corp.:
3.750%, 07/28/2026
(Callable 06/28/2026)	5,000,000	4,777,757
3.800%, 01/31/2028
(Callable 12/31/2027)	6,960,000	6,546,421
3.273%, 03/01/2030 (SOFR + 1.790%)
(Callable 03/01/2029)(3)	3,250,000	2,876,105
Capital One NA,
3.375%, 02/15/2023	13,836,000	13,824,537
Centene Corp.:
3.000%, 10/15/2030
(Callable 07/15/2030)	10,000,000	8,287,500
2.500%, 03/01/2031
(Callable 12/01/2030)	64,850,000	51,475,336
CIT Bank NA,
2.969%, 09/27/2025 (SOFR + 1.715%)
(Callable 09/27/2024)(3)	21,219,000	20,439,798
Citigroup, Inc.:
2.876%, 07/24/2023
(3 Month LIBOR USD + 0.950%)
(Callable 07/24/2022)(3)	12,450,000	12,444,547
3.352%, 04/24/2025
(3 Month LIBOR USD + 0.897%)
(Callable 04/24/2024)(3)	11,000,000	10,773,943
3.700%, 01/12/2026	4,700,000	4,605,500
3.106%, 04/08/2026 (SOFR + 2.842%)
(Callable 04/08/2025)(3)	15,000,000	14,399,330
3.887%, 01/10/2028
(3 Month LIBOR USD + 1.563%)
(Callable 01/10/2027)(3)	21,200,000	20,382,807
2.572%, 06/03/2031 (SOFR + 2.107%)
(Callable 06/03/2030)(3)	50,000,000	42,029,437
2.561%, 05/01/2032 (SOFR + 1.167%)
(Callable 05/01/2031)(3)	5,000,000	4,116,811
Citizens Financial Group, Inc.:
2.850%, 07/27/2026
(Callable 04/27/2026)	23,400,000	21,957,030
3.250%, 04/30/2030
(Callable 01/30/2030)	40,000,000	35,494,463
CNA Financial Corp.:
7.250%, 11/15/2023	12,400,000	12,966,211
4.500%, 03/01/2026
(Callable 12/01/2025)	21,125,000	21,144,249
CNO Financial Group, Inc.,
5.250%, 05/30/2025
(Callable 02/28/2025)	18,640,000	18,927,525
CNO Global Funding,
2.650%, 01/06/2029(2)	7,625,000	6,642,418
Comerica Bank,
4.000%, 07/27/2025	21,425,000	21,154,844
Commonwealth Bank of Australia:
2.688%, 03/11/2031(1)(2)	15,000,000	12,206,283
3.784%, 03/14/2032(1)(2)	7,250,000	6,386,807
3.610%, 09/12/2034
(5 Year CMT Rate + 2.050%)
(Callable 09/12/2029)(1)(2)(3)	35,000,000	31,146,706
Compeer Financial,
3.375%, 06/01/2036 (SOFR + 1.965%)
(Callable 06/01/2031)(2)(3)	5,500,000	4,861,103
Cooperatieve Rabobank UA:
4.375%, 08/04/2025(1)	11,975,000	11,874,487
3.750%, 07/21/2026(1)	36,000,000	34,326,171
Credit Agricole SA:
3.750%, 04/24/2023(1)(2)	8,375,000	8,367,462
4.375%, 03/17/2025(1)(2)	37,093,000	36,464,644
1.907%, 06/16/2026
(SOFRINDX + 1.676%)
(Callable 06/16/2025)(1)(2)(3)	7,000,000	6,437,480
3.250%, 01/14/2030(1)(2)	5,000,000	4,246,724
Credit Suisse Group AG:
2.593%, 09/11/2025 (SOFR + 1.560%)
(Callable 09/11/2024)(1)(2)(3)	13,700,000	12,889,302
2.193%, 06/05/2026 (SOFR + 2.044%)
(Callable 06/05/2025)(1)(2)(3)	10,000,000	9,063,455
1.305%, 02/02/2027 (SOFR + 0.980%)
(Callable 02/02/2026)(1)(2)(3)	19,400,000	16,674,998
4.282%, 01/09/2028
(Callable 01/09/2027)(1)(2)	24,750,000	23,105,458
3.869%, 01/12/2029
(3 Month LIBOR USD + 1.410%)
(Callable 01/12/2028)(1)(2)(3)	10,850,000	9,749,991
4.194%, 04/01/2031 (SOFR + 3.730%)
(Callable 04/01/2030)(1)(2)(3)	20,000,000	17,696,786
Credit Suisse Group
Funding Guernsey Ltd.:
3.800%, 06/09/2023(1)	21,400,000	21,196,812
3.750%, 03/26/2025(1)	15,000,000	14,529,581
Danske Bank A/S,
1.621%, 09/11/2026
(1 Year CMT Rate + 1.350%)
(Callable 09/11/2025)(1)(2)(3)	33,945,000	30,379,556
Deutsche Bank AG:
3.300%, 11/16/2022(1)	17,625,000	17,619,860
2.311%, 11/16/2027 (SOFR + 1.219%)
(Callable 11/16/2026)(1)(3)	6,000,000	5,177,893
5.882%, 07/08/2031 (SOFR + 5.438%)
(Callable 04/08/2030)(1)(3)	42,175,000	38,311,235
3.547%, 09/18/2031 (SOFR + 3.043%)
(Callable 09/18/2030)(1)(3)	10,000,000	8,370,935
3.729%, 01/14/2032 (SOFR + 2.757%)
(Callable 10/14/2030)(1)(3)	10,000,000	7,517,884
3.742%, 01/07/2033 (SOFR + 2.257%)
(Callable 10/07/2031)(1)(3)	25,000,000	18,197,631
Digital Realty Trust LP:
4.450%, 07/15/2028
(Callable 04/15/2028)	7,000,000	6,793,784
3.600%, 07/01/2029
(Callable 04/01/2029)	41,950,000	37,912,355
Discover Bank:
4.682%, 08/09/2028
(5 Year Swap Rate USD + 1.730%)
(Callable 08/09/2023)(3)	6,500,000	6,318,976
4.650%, 09/13/2028
(Callable 06/13/2028)	23,225,000	22,350,024
Discover Financial Services,
3.950%, 11/06/2024
(Callable 08/06/2024)	25,000,000	24,633,919
DNB Bank ASA:
1.127%, 09/16/2026
(1 Year CMT Rate + 0.850%)
(Callable 09/16/2025)(1)(2)(3)	10,000,000	9,005,196
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
DNB Bank ASA: (cont.)
1.535%, 05/25/2027
(1 Year CMT Rate + 0.720%)
(Callable 05/25/2026)(1)(2)(3)	$5,800,000	$5,174,621
Extra Space Storage LP,
2.550%, 06/01/2031
(Callable 03/01/2031)	11,000,000	9,049,717
First Horizon National Corp.,
4.000%, 05/26/2025
(Callable 04/26/2025)	30,000,000	29,499,829
First Republic Bank,
4.625%, 02/13/2047
(Callable 08/13/2046)	1,850,000	1,686,015
Five Corners Funding Trust II,
2.850%, 05/15/2030
(Callable 02/15/2030)(2)	10,000,000	8,699,390
FMR LLC:
4.950%, 02/01/2033(2)	4,235,000	4,236,893
6.500%, 12/14/2040(2)	1,820,000	2,033,744
Globe Life, Inc.,
4.550%, 09/15/2028
(Callable 06/15/2028)	9,350,000	9,216,705
Goldman Sachs Group, Inc.:
3.500%, 01/23/2025
(Callable 10/23/2024)	9,400,000	9,260,479
3.500%, 04/01/2025
(Callable 03/01/2025)	10,000,000	9,802,541
3.814%, 04/23/2029
(3 Month LIBOR USD + 1.158%)
(Callable 04/23/2028)(3)	17,875,000	16,852,760
4.223%, 05/01/2029
(3 Month LIBOR USD + 1.301%)
(Callable 05/01/2028)(3)	15,050,000	14,465,949
1.992%, 01/27/2032 (SOFR + 1.090%)
(Callable 01/27/2031)(3)	30,000,000	23,698,198
2.615%, 04/22/2032 (SOFR + 1.281%)
(Callable 04/22/2031)(3)	10,000,000	8,302,352
6.345%, 02/15/2034	125,000	132,520
6.750%, 10/01/2037	300,000	332,227
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064(2)	11,215,000	10,540,435
3.700%, 01/22/2070
(Callable 07/22/2069)(2)	14,000,000	10,183,553
4.850%, 01/24/2077(2)	16,363,000	14,652,943
Hartford Financial Services Group, Inc.:
6.100%, 10/01/2041	2,925,000	3,177,285
3.600%, 08/19/2049
(Callable 02/19/2049)	15,725,000	12,481,897
High Street Funding Trust I,
4.111%, 02/15/2028
(Callable 11/15/2027)(2)	9,000,000	8,819,812
High Street Funding Trust II,
4.682%, 02/15/2048
(Callable 11/15/2047)(2)	7,000,000	6,619,783
HSBC Holdings PLC:
3.950%, 05/18/2024
(3 Month LIBOR USD + 0.987%)
(Callable 05/18/2023)(1)(3)	9,000,000	8,958,883
3.803%, 03/11/2025
(3 Month LIBOR USD + 1.211%)
(Callable 03/11/2024)(1)(3)	5,200,000	5,127,189
1.645%, 04/18/2026 (SOFR + 1.538%)
(Callable 04/18/2025)(1)(3)	8,125,000	7,443,233
2.251%, 11/22/2027 (SOFR + 1.100%)
(Callable 11/22/2026)(1)(3)	10,000,000	8,909,666
2.013%, 09/22/2028 (SOFR + 1.732%)
(Callable 09/22/2027)(1)(3)	25,000,000	21,383,406
4.583%, 06/19/2029
(3 Month LIBOR USD + 1.535%)
(Callable 06/19/2028)(1)(3)	17,125,000	16,507,159
2.206%, 08/17/2029 (SOFR + 1.285%)
(Callable 08/17/2028)(1)(3)	10,000,000	8,399,234
3.973%, 05/22/2030
(3 Month LIBOR USD + 1.610%)
(Callable 05/22/2029)(1)(3)	4,775,000	4,386,170
2.804%, 05/24/2032 (SOFR + 1.187%)
(Callable 05/24/2031)(1)(3)	14,550,000	11,948,151
Humana, Inc.,
8.150%, 06/15/2038	8,983,000	11,589,295
Huntington Bancshares, Inc.,
2.625%, 08/06/2024
(Callable 07/06/2024)	1,500,000	1,456,584
Jackson Financial, Inc.,
3.125%, 11/23/2031
(Callable 08/23/2031)(2)	15,000,000	11,945,755
Jefferies Group LLC:
4.850%, 01/15/2027	15,750,000	15,755,400
6.450%, 06/08/2027	1,300,000	1,389,927
4.150%, 01/23/2030	30,200,000	27,130,000
John Hancock Life Insurance Co.,
7.375%, 02/15/2024(1)(2)	17,615,000	18,578,593
JPMorgan Chase & Co.:
3.559%, 04/23/2024
(3 Month LIBOR USD + 0.730%)
(Callable 04/23/2023)(3)	15,575,000	15,527,121
3.125%, 01/23/2025
(Callable 10/23/2024)	21,850,000	21,529,644
2.301%, 10/15/2025 (SOFR + 1.160%)
(Callable 10/15/2024)(3)	19,859,000	18,909,815
2.005%, 03/13/2026 (SOFR + 1.585%)
(Callable 03/13/2025)(3)	17,000,000	15,919,529
2.083%, 04/22/2026 (SOFR + 1.850%)
(Callable 04/22/2025)(3)	71,000,000	66,390,171
1.045%, 11/19/2026 (SOFR + 0.800%)
(Callable 11/19/2025)(3)	18,500,000	16,445,560
1.470%, 09/22/2027 (SOFR + 0.765%)
(Callable 09/22/2026)(3)	10,000,000	8,770,609
2.522%, 04/22/2031 (SOFR + 2.040%)
(Callable 04/22/2030)(3)	30,500,000	25,977,415
1.953%, 02/04/2032 (SOFR + 1.065%)
(Callable 02/04/2031)(3)	5,000,000	3,996,368
2.580%, 04/22/2032 (SOFR + 1.250%)
(Callable 04/22/2031)(3)	15,000,000	12,621,061
Kemper Corp.,
3.800%, 02/23/2032
(Callable 11/23/2031)	11,000,000	9,719,303
KeyBank NA,
3.400%, 05/20/2026	21,575,000	20,681,983
LeasePlan Corp. NV,
2.875%, 10/24/2024(1)(2)	77,403,000	74,116,189
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035(2)	750,000	834,500
3.951%, 10/15/2050
(Callable 04/15/2050)(2)	900,000	683,522
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097(2)	375,000	451,020

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Life Storage LP:
3.875%, 12/15/2027
(Callable 09/15/2027)	$2,575,000	$2,452,386
2.200%, 10/15/2030
(Callable 07/15/2030)	6,950,000	5,570,311
Lincoln National Corp.:
3.400%, 01/15/2031
(Callable 10/15/2030)	15,000,000	13,407,780
6.300%, 10/09/2037	2,190,000	2,380,367
Lloyds Bank PLC:
4.050%, 08/16/2023(1)	6,575,000	6,591,040
2.907%, 11/07/2023
(3 Month LIBOR USD + 0.810%)
(Callable 11/07/2022)(1)(3)	21,520,000	21,445,290
3.870%, 07/09/2025
(1 Year CMT Rate + 3.500%)
(Callable 07/09/2024)(1)(3)	15,000,000	14,813,267
3.750%, 01/11/2027(1)	7,800,000	7,530,109
4.375%, 03/22/2028(1)	15,000,000	14,574,840
3.574%, 11/07/2028
(3 Month LIBOR USD + 1.205%)
(Callable 11/07/2027)(1)(3)	21,550,000	20,163,677
LPL Holdings, Inc.,
4.000%, 03/15/2029
(Callable 03/15/2024)(2)	20,076,000	17,176,207
M&T Bank Corp.,
4.000%, 07/15/2024
(Callable 04/16/2024)	4,400,000	4,375,647
Macquarie Bank Ltd.:
4.875%, 06/10/2025(1)(2)	7,800,000	7,784,340
3.624%, 06/03/2030(1)(2)	28,805,000	25,120,387
Macquarie Group Ltd.:
3.189%, 11/28/2023
(3 Month LIBOR USD + 1.023%)
(Callable 11/28/2022)(1)(2)(3)	35,850,000	35,765,671
4.150%, 03/27/2024
(3 Month LIBOR USD + 1.330%)
(Callable 03/27/2023)(1)(2)(3)	21,000,000	21,006,165
2.691%, 06/23/2032 (SOFR + 1.440%)
(Callable 06/23/2031)(1)(2)(3)	10,000,000	8,044,136
Manulife Financial Corp.:
4.150%, 03/04/2026(1)	15,000,000	14,808,400
2.484%, 05/19/2027
(Callable 03/19/2027)(1)	15,225,000	13,896,395
Maple Grove Funding Trust I,
4.161%, 08/15/2051
(Callable 02/15/2051)(2)	10,000,000	7,779,698
Marsh & McLennan Companies, Inc.,
3.750%, 03/14/2026
(Callable 12/14/2025)	9,225,000	9,129,396
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023(2)	2,382,000	2,461,879
5.077%, 02/15/2069
(3 Month LIBOR USD + 3.191%)
(Callable 02/15/2049)(2)(3)	26,000,000	24,997,816
3.729%, 10/15/2070(2)	19,253,000	14,036,589
4.900%, 04/01/2077(2)	13,000,000	11,909,521
MBIA Insurance Corp.,
12.304%, 01/15/2033
(3 Month LIBOR USD + 11.260%)
(Callable 01/15/2023)(2)(3)(9)	700,000	133,000
MetLife, Inc.,
4.875%, 11/13/2043	3,375,000	3,326,486
Metropolitan Life Global Funding I,
2.950%, 04/09/2030(2)	9,025,000	8,135,271
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025(2)	3,725,000	4,098,051
Mitsubishi UFJ Financial Group, Inc.:
2.801%, 07/18/2024(1)	5,956,000	5,801,659
2.193%, 02/25/2025(1)	11,500,000	10,914,324
1.538%, 07/20/2027
(1 Year CMT Rate + 0.750%)
(Callable 07/20/2026)(1)(3)	24,400,000	21,550,215
Mizuho Financial Group, Inc.:
2.555%, 09/13/2025 (SOFR + 1.362%)
(Callable 09/13/2024)(1)(3)	20,000,000	19,160,130
1.234%, 05/22/2027
(1 Year CMT Rate + 0.670%)
(Callable 05/22/2026)(1)(3)	10,000,000	8,735,387
3.170%, 09/11/2027(1)	22,000,000	20,522,549
4.018%, 03/05/2028(1)	2,650,000	2,538,186
1.979%, 09/08/2031 (SOFR + 1.532%)
(Callable 09/08/2030)(1)(3)	7,250,000	5,737,906
Morgan Stanley:
3.737%, 04/24/2024
(3 Month LIBOR USD + 0.847%)
(Callable 04/24/2023)(3)	25,000,000	24,912,959
2.720%, 07/22/2025 (SOFR + 1.152%)
(Callable 07/22/2024)(3)	5,000,000	4,816,870
4.000%, 07/23/2025	2,500,000	2,497,892
2.188%, 04/28/2026 (SOFR + 1.990%)
(Callable 04/28/2025)(3)	40,000,000	37,446,114
3.125%, 07/27/2026	13,175,000	12,568,230
3.591%, 07/22/2028
(3 Month LIBOR USD + 1.340%)
(Callable 07/22/2027)(3)	22,350,000	21,158,214
National Australia Bank Ltd.:
2.332%, 08/21/2030(1)(2)	60,200,000	48,391,807
2.990%, 05/21/2031(1)(2)	24,495,000	20,468,530
3.933%, 08/02/2034
(5 Year CMT Rate + 1.880%)
(Callable 08/02/2029)(1)(2)(3)	5,000,000	4,532,737
3.347%, 01/12/2037
(5 Year CMT Rate + 1.700%)
(Callable 01/12/2032)(1)(2)(3)	14,000,000	11,747,824
Nationwide Building Society:
3.766%, 03/08/2024
(3 Month LIBOR USD + 1.064%)
(Callable 03/08/2023)(1)(2)(3)	14,500,000	14,462,092
3.900%, 07/21/2025(1)(2)	8,100,000	8,019,660
4.000%, 09/14/2026(1)(2)	63,394,000	61,056,364
4.302%, 03/08/2029
(3 Month LIBOR USD + 1.452%)
(Callable 03/08/2028)(1)(2)(3)	3,525,000	3,372,772
3.960%, 07/18/2030
(3 Month LIBOR USD + 1.855%)
(Callable 07/18/2029)(1)(2)(3)	10,125,000	9,389,611
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049
(Callable 05/30/2049)(2)	17,500,000	14,236,368
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033(2)	5,600,000	6,562,140
9.375%, 08/15/2039(2)	22,409,000	30,664,887
NatWest Group PLC,
1.642%, 06/14/2027
(1 Year CMT Rate + 0.900%)
(Callable 06/14/2026)(1)(3)	11,725,000	10,279,861

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024(2)	$3,200,000	$3,401,276
New York Life Insurance Co.:
6.750%, 11/15/2039(2)	25,105,000	29,403,246
4.450%, 05/15/2069
(Callable 11/15/2068)(2)	10,000,000	8,563,720
Nomura Holdings, Inc.:
2.648%, 01/16/2025(1)	10,000,000	9,539,468
1.851%, 07/16/2025(1)	15,000,000	13,734,530
2.172%, 07/14/2028(1)	30,000,000	25,269,862
2.710%, 01/22/2029(1)	9,600,000	8,194,706
Old Republic International Corp.,
3.850%, 06/11/2051
(Callable 12/11/2050)	12,550,000	9,472,329
Peachtree Corners Funding Trust,
3.976%, 02/15/2025(2)	16,000,000	15,828,060
Pine Street Trust I,
4.572%, 02/15/2029
(Callable 11/15/2028)(2)	5,000,000	4,829,331
Protective Life Corp.,
4.300%, 09/30/2028
(Callable 06/30/2028)(1)(2)	4,105,000	4,045,543
Prudential Financial, Inc.,
3.878%, 03/27/2028
(Callable 12/27/2027)	4,656,000	4,545,722
Prudential Insurance Co. of America,
8.300%, 07/01/2025(2)	21,011,000	23,252,473
Raymond James Financial, Inc.,
4.950%, 07/15/2046	15,000,000	14,617,899
Realty Income Corp.,
3.875%, 04/15/2025
(Callable 02/15/2025)	10,000,000	9,925,891
Regions Bank,
6.450%, 06/26/2037	3,864,000	4,294,958
Regions Financial Corp.,
2.250%, 05/18/2025
(Callable 04/18/2025)	16,650,000	15,884,319
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024(1)(2)	20,000,000	19,202,368
Rexford Industrial Realty LP,
2.125%, 12/01/2030
(Callable 09/01/2030)	13,000,000	10,423,280
Rocket Mortgage LLC /
Rocket Mortgage Co-Issuer, Inc.,
2.875%, 10/15/2026
(Callable 10/15/2023)(2)	10,000,000	8,264,100
Royal Bank of Canada,
4.650%, 01/27/2026(1)	29,930,000	30,177,575
Royal Bank of Scotland Group PLC:
4.519%, 06/25/2024
(3 Month LIBOR USD + 1.550%)
(Callable 06/25/2023)(1)(3)	17,475,000	17,430,104
4.269%, 03/22/2025
(3 Month LIBOR USD + 1.762%)
(Callable 03/22/2024)(1)(3)	8,300,000	8,214,658
4.892%, 05/18/2029
(3 Month LIBOR USD + 1.754%)
(Callable 05/18/2028)(1)(3)	5,150,000	4,990,874
4.445%, 05/08/2030
(3 Month LIBOR USD + 1.871%)
(Callable 05/08/2029)(1)(3)	11,000,000	10,357,189
Sammons Financial Group, Inc.,
3.350%, 04/16/2031
(Callable 01/16/2031)(2)	25,000,000	20,663,478
Santander Holdings USA, Inc.:
3.400%, 01/18/2023
(Callable 12/18/2022)(1)	5,750,000	5,741,507
3.450%, 06/02/2025
(Callable 05/02/2025)(1)	10,000,000	9,616,104
Santander UK Group Holdings PLC,
1.673%, 06/14/2027 (SOFR + 0.989%)
(Callable 06/14/2026)(1)(3)	20,000,000	17,457,347
Santander UK PLC,
5.000%, 11/07/2023(1)(2)	36,375,000	36,628,898
SMBC Aviation Capital Finance DAC,
3.550%, 04/15/2024
(Callable 03/15/2024)(1)(2)	15,000,000	14,595,023
Societe Generale SA:
5.000%, 01/17/2024(1)(2)	18,000,000	18,074,158
3.875%, 03/28/2024(1)(2)	10,000,000	9,898,982
2.625%, 10/16/2024(1)(2)	14,575,000	14,015,397
2.625%, 01/22/2025(1)(2)	24,600,000	23,381,712
4.250%, 04/14/2025(1)(2)	30,420,000	29,810,306
4.250%, 08/19/2026(1)(2)	18,572,000	17,840,575
2.889%, 06/09/2032
(1 Year CMT Rate + 1.300%)
(Callable 06/09/2031)(1)(2)(3)	7,000,000	5,589,547
3.625%, 03/01/2041(1)(2)	9,200,000	6,276,697
Standard Chartered PLC:
3.885%, 03/15/2024
(3 Month LIBOR USD + 1.080%)
(Callable 03/15/2023)(1)(2)(3)	17,600,000	17,545,667
3.785%, 05/21/2025
(3 Month LIBOR USD + 1.560%)
(Callable 05/21/2024)(1)(2)(3)	25,225,000	24,745,778
2.819%, 01/30/2026
(3 Month LIBOR USD + 1.209%)
(Callable 01/30/2025)(1)(2)(3)	14,075,000	13,325,583
1.456%, 01/14/2027
(1 Year CMT Rate + 1.000%)
(Callable 01/14/2026)(1)(2)(3)	15,000,000	13,224,005
2.608%, 01/12/2028
(1 Year CMT Rate + 1.180%)
(Callable 01/12/2027)(1)(2)(3)	18,000,000	16,076,748
4.644%, 04/01/2031
(1 Year CMT Rate + 3.850%)
(Callable 04/01/2030)(1)(2)(3)	7,000,000	6,671,390
5.700%, 03/26/2044(1)(2)	14,000,000	13,050,596
State Street Corp.,
2.901%, 03/30/2026 (SOFR + 2.600%)
(Callable 03/30/2025)(3)	12,975,000	12,557,904
Stifel Financial Corp.:
4.250%, 07/18/2024	19,615,000	19,627,924
4.000%, 05/15/2030
(Callable 02/15/2030)	6,325,000	5,871,049
Sumitomo Mitsui Financial Group, Inc.:
2.696%, 07/16/2024(1)	10,400,000	10,113,562
2.448%, 09/27/2024(1)	20,000,000	19,261,240
Synchrony Financial:
4.250%, 08/15/2024
(Callable 05/15/2024)	33,325,000	33,118,070
4.500%, 07/23/2025
(Callable 04/23/2025)	12,795,000	12,448,504
3.950%, 12/01/2027
(Callable 09/01/2027)	43,000,000	39,198,580
Synovus Financial Corp.,
3.125%, 11/01/2022
(Callable 10/01/2022)	19,588,000	19,560,562

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Trinity Acquisition PLC:
4.400%, 03/15/2026
(Callable 12/15/2025)	$15,776,000	$15,630,233
6.125%, 08/15/2043	23,630,000	24,066,520
UBS Group AG:
1.494%, 08/10/2027
(1 Year CMT Rate + 0.850%)
(Callable 08/10/2026)(1)(2)(3)	10,000,000	8,750,827
2.095%, 02/11/2032
(1 Year CMT Rate + 1.000%)
(Callable 02/11/2031)(1)(2)(3)	12,550,000	9,964,465
UBS Group Funding Switzerland AG:
2.859%, 08/15/2023
(3 Month LIBOR USD + 0.954%)
(Callable 08/15/2022)(1)(2)(3)	31,700,000	31,688,898
4.125%, 09/24/2025(1)(2)	6,500,000	6,448,242
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	12,355,367
Wells Fargo & Co.:
1.654%, 06/02/2024 (SOFR + 1.600%)
(Callable 06/02/2023)(3)	12,375,000	12,086,217
3.000%, 02/19/2025	5,225,000	5,105,954
2.406%, 10/30/2025 (SOFR + 1.087%)
(Callable 10/30/2024)(3)	2,500,000	2,380,009
2.164%, 02/11/2026
(3 Month LIBOR USD + 0.750%)
(Callable 02/11/2025)(3)	15,000,000	14,097,973
3.000%, 04/22/2026	4,000,000	3,806,265
3.068%, 04/30/2041 (SOFR + 2.530%)
(Callable 04/30/2040)(3)	35,000,000	27,104,512
5.013%, 04/04/2051 (SOFR + 4.502%)
(Callable 04/04/2050)(3)	8,000,000	7,846,389
Westpac Banking Corp.:
2.894%, 02/04/2030
(5 Year CMT Rate + 1.350%)
(Callable 02/04/2025)(1)(3)	18,059,000	17,110,136
4.322%, 11/23/2031
(5 Year Mid Swap Rate USD + 2.236%)
(Callable 11/23/2026)(1)(3)	10,000,000	9,615,736
4.110%, 07/24/2034
(5 Year CMT Rate + 2.000%)
(Callable 07/24/2029)(1)(3)	10,000,000	9,140,032
2.668%, 11/15/2035
(5 Year CMT Rate + 1.750%)
(Callable 11/15/2030)(1)(3)	10,000,000	7,959,233
Willis North America, Inc.:
2.950%, 09/15/2029
(Callable 06/15/2029)	10,600,000	9,087,511
5.050%, 09/15/2048
(Callable 03/15/2048)	15,000,000	13,991,561
Total Financials
(Cost $4,819,710,472)		4,430,884,492	18.9%
Total Corporate Bonds
(Cost $13,147,317,345)		11,964,960,807	51.1%
Municipal Bonds
Arizona Industrial Development Authority:
4.950%, 04/01/2026
(Callable 04/01/2024) (Mandatory
Tender Date 04/01/2025)(2)(4)	41,325,000	40,638,898
4.950%, 04/01/2026
(Callable 04/01/2024) (Mandatory
Tender Date 04/01/2025)(4)	15,830,000	15,535,780
Brazos Higher Education Authority, Inc.:
1.931%, 04/01/2024	1,000,000	968,003
1.981%, 04/01/2025	1,000,000	947,967
2.076%, 04/01/2026	1,000,000	931,218
2.176%, 04/01/2027	1,300,000	1,188,833
2.310%, 04/01/2028	1,000,000	900,746
2.410%, 04/01/2029	2,360,000	2,096,362
2.510%, 04/01/2030	1,175,000	1,025,919
2.760%, 04/01/2040
(Callable 04/01/2030)	390,000	390,370
California Housing Finance Agency,
2.794%, 08/01/2036
(Callable 08/01/2025)	5,305,000	5,280,721
California Qualified School
Bond Joint Powers Authority,
7.155%, 03/01/2027	1,415,000	1,546,056
City of Vernon CA,
4.500%, 08/01/2022	7,500,000	7,508,790
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,357,053
County of Hamilton OH,
3.756%, 06/01/2042 (Insured by AGM)	25,725,000	22,172,336
County of Riverside CA,
2.667%, 02/15/2025	15,000,000	14,554,142
Great Lakes Water Authority,
2.615%, 07/01/2036 (Insured by AGM)	20,000,000	16,157,872
Illinois International Port District,
5.000%, 01/01/2035
(Callable 01/01/2026)(2)	3,475,000	3,086,740
Iowa Student Loan Liquidity Corp.,
2.989%, 12/01/2039
(Callable 12/01/2029)	1,035,000	842,350
Maryland Economic Development Corp.,
3.997%, 04/01/2034
(Callable 01/01/2034)	40,745,000	35,863,073
Massachusetts Educational
Financing Authority:
2.455%, 07/01/2030	8,375,000	7,244,250
2.555%, 07/01/2031	5,000,000	4,263,843
3.775%, 07/01/2035
(Callable 07/01/2029)	6,195,000	5,699,247
Michigan Finance Authority,
4.600%, 10/01/2022	4,630,000	4,639,712
Minnesota Housing Finance Agency:
2.680%, 10/01/2046
(Callable 01/01/2026)
(Insured by GNMA)	11,455,789	11,093,602
2.650%, 11/01/2046
(Callable 01/01/2026)
(Insured by GNMA)	11,027,267	10,673,887
New Hampshire Business
Finance Authority:
3.250%, 04/01/2028
(Callable 01/01/2028)	33,000,000	29,256,094
3.300%, 04/01/2032
(Callable 01/01/2032)	20,000,000	16,449,106
2.872%, 07/01/2035
(Callable 01/01/2035)	17,910,000	13,143,332
New Hampshire Housing
Finance Authority,
3.750%, 07/01/2034
(Callable 07/01/2023)	515,000	516,466
New Jersey Turnpike Authority,
3.223%, 01/01/2036
(Callable 07/01/2025)(2)	40,000,000	36,165,752

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
North Carolina Housing Finance Agency:
2.870%, 07/01/2032
(Callable 01/01/2024)	$1,260,000	$1,244,379
2.812%, 07/01/2035
(Callable 01/01/2024)	1,420,000	1,408,864
North East Independent School District,
5.240%, 08/01/2027	3,000,000	3,195,925
Public Finance Authority,
0.000%, 12/15/2027
(Callable 08/01/2022)	12,770,000	9,341,338
Rhode Island Housing &
Mortgage Finance Corp.,
2.913%, 10/01/2039
(Callable 10/01/2023)	390,000	389,093
Rhode Island Student Loan Authority:
2.100%, 12/01/2022	1,125,000	1,122,781
2.200%, 12/01/2023	1,400,000	1,370,273
2.400%, 12/01/2024	1,165,000	1,123,557
2.530%, 12/01/2025	2,310,000	2,198,694
2.730%, 12/01/2026	1,490,000	1,406,004
2.875%, 12/01/2027	1,800,000	1,681,574
5.000%, 12/01/2028	1,265,000	1,407,041
5.000%, 12/01/2029	1,295,000	1,449,919
3.625%, 12/01/2037
(Callable 12/01/2030)	4,800,000	4,587,783
Suburban Hospital Healthcare System, Inc.,
7.865%, 02/15/2027
(Insured by AMBAC)	7,660,000	8,410,094
Three Rivers Local School District,
5.209%, 09/15/2027
(Callable 08/01/2022)
(Insured by SD CRED PROG)	1,350,000	1,351,316
Western Michigan University Homer
Stryker MD School of Medicine,
4.750%, 11/15/2028 (Insured by AGM)	12,550,000	13,088,494
Westlake City School District,
5.227%, 12/01/2026
(Callable 08/01/2022)	1,160,000	1,161,415
Total Municipal Bonds
(Cost $406,304,235)		368,077,064	1.6%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1993-32, Class H,
6.000%, 03/25/2023	605	609
Series 1993-58, Class H,
5.500%, 04/25/2023	2,805	2,818
Federal Gold Loan
Mortgage Corp. (FGLMC):
6.500%, 12/01/2028	6,003	6,350
6.500%, 06/01/2029	2,511	2,656
3.500%, 05/01/2032	10,194,165	10,203,856
3.000%, 07/01/2032	4,829,522	4,753,493
3.000%, 10/01/2032	3,625,539	3,568,458
3.000%, 11/01/2032	5,700,743	5,603,950
3.000%, 12/01/2032	5,545,949	5,451,773
3.000%, 01/01/2033	2,691,596	2,645,889
3.000%, 04/01/2033	3,006,879	2,955,803
3.500%, 01/01/2034	9,855,990	9,865,359
3.000%, 05/01/2035	7,210,534	7,068,627
3.000%, 10/01/2035	6,233,339	6,088,799
5.000%, 03/01/2036	2,161,655	2,275,860
5.500%, 04/01/2037	51,375	55,242
5.500%, 04/01/2038	28,881	31,039
5.500%, 05/01/2038	46,982	50,520
5.500%, 01/01/2039	8,323,642	8,925,500
4.500%, 11/01/2039	792,568	818,883
4.500%, 11/01/2039	241,818	249,844
4.500%, 08/01/2040	805,547	832,232
4.500%, 08/01/2040	1,052,529	1,087,404
4.000%, 10/01/2040	8,950,658	9,060,167
4.000%, 01/01/2041	5,400,698	5,467,392
2.000%, 11/01/2041	41,927,525	37,235,433
2.000%, 12/01/2041	115,982,516	103,680,750
2.500%, 02/01/2042	18,242,557	16,857,543
2.500%, 03/01/2042	24,416,140	22,471,594
3.500%, 06/01/2042	2,166,098	2,130,621
3.500%, 07/01/2042	8,115,755	7,982,821
3.500%, 07/01/2042	12,067,659	11,869,999
3.000%, 08/01/2042	7,549,694	7,224,557
3.500%, 09/01/2042	4,745,227	4,667,500
3.000%, 11/01/2042	26,591,013	25,445,848
3.500%, 12/01/2042	8,114,933	7,982,052
3.000%, 01/01/2043	13,849,498	13,252,958
3.000%, 02/01/2043	2,701,007	2,583,546
3.500%, 02/01/2043	9,619,205	9,463,738
3.000%, 03/01/2043	8,881,003	8,494,798
3.000%, 04/01/2043	5,693,601	5,444,813
3.000%, 04/01/2043	6,785,730	6,491,334
3.000%, 06/01/2043	4,712,995	4,506,075
3.000%, 08/01/2043	10,901,420	10,420,538
4.500%, 12/01/2043	4,603,840	4,754,866
3.500%, 05/01/2044	20,050,091	19,721,646
3.500%, 08/01/2044	13,118,792	12,903,998
4.000%, 09/01/2044	3,837,216	3,867,987
4.000%, 10/01/2044	7,182,485	7,240,157
3.500%, 01/01/2045	10,940,716	10,761,523
4.000%, 02/01/2045	4,408,602	4,443,939
3.500%, 07/01/2045	9,204,677	9,045,485
3.000%, 10/01/2045	14,331,990	13,703,021
4.000%, 10/01/2045	6,018,529	6,029,388
3.500%, 12/01/2045	3,559,962	3,484,065
4.000%, 12/01/2045	2,577,190	2,597,847
3.000%, 01/01/2046	51,764,734	49,515,220
3.500%, 01/01/2046	19,908,199	19,484,102
4.000%, 02/01/2046	3,269,856	3,296,065
4.000%, 02/01/2046	9,478,661	9,585,613
3.500%, 03/01/2046	2,983,527	2,921,095
4.000%, 05/01/2046	279,527	281,711
4.000%, 08/01/2046	5,045,318	5,085,504
3.000%, 10/01/2046	33,058,744	31,333,778
3.000%, 10/01/2046	47,645,557	45,346,735
4.500%, 11/01/2046	29,981,816	30,961,412
4.000%, 01/01/2047	19,845,174	20,004,494
3.000%, 02/01/2047	19,810,102	18,763,996
3.000%, 05/01/2047	36,787,438	34,882,479
3.500%, 08/01/2047	9,809,765	9,617,488
3.500%, 03/01/2048	3,253,261	3,182,884
4.000%, 06/01/2048	32,437,426	32,616,749
4.000%, 08/01/2048	9,899,145	9,917,362
3.000%, 02/01/2049(8)	33,826,529	32,145,443
4.000%, 05/01/2050	58,952,012	59,022,824
2.500%, 02/01/2051	65,689,683	59,734,671
2.000%, 05/01/2051	78,136,566	68,335,978
2.500%, 05/01/2051	27,169,461	24,631,116
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal Gold Loan
Mortgage Corp. (FGLMC): (cont.)
2.000%, 08/01/2051	$16,903,976	$14,794,079
2.000%, 09/01/2051	91,170,156	79,478,718
2.500%, 11/01/2051	109,331,495	99,247,513
3.000%, 03/01/2052	91,398,022	85,946,945
Federal National Mortgage
Association (FNMA):
5.000%, 05/01/2028	14,605	14,921
6.500%, 09/01/2028	4,365	4,581
6.500%, 02/01/2029	9,945	10,466
4.500%, 07/01/2030	1,618,666	1,638,611
4.000%, 11/01/2031	7,661,333	7,790,590
3.500%, 01/01/2032	17,657,334	17,657,765
5.500%, 01/01/2032	4,043	4,287
3.000%, 11/01/2032	3,596,466	3,537,161
3.000%, 04/01/2033	6,289,809	6,177,336
3.000%, 05/01/2033	6,240,211	6,114,730
5.000%, 09/01/2033	4,985,066	5,240,671
4.500%, 10/01/2033	10,241,761	10,528,826
4.000%, 01/01/2034	5,357,221	5,447,993
5.500%, 04/01/2034	330,788	344,180
4.000%, 09/01/2034	7,609,942	7,738,245
5.500%, 09/01/2034	15,036	16,110
5.000%, 02/01/2035	7,496,968	7,882,050
5.000%, 02/01/2035	5,428,825	5,706,552
5.500%, 02/01/2035	13,049	13,986
5.000%, 04/01/2035	554,088	582,620
5.000%, 07/01/2035	1,665,831	1,751,487
5.000%, 02/01/2036	985,364	1,037,101
5.000%, 03/01/2036	449,184	472,592
4.000%, 04/01/2036	3,339,607	3,395,992
5.500%, 04/01/2036	1,492,005	1,599,610
4.000%, 10/01/2036	5,425,093	5,539,469
4.000%, 05/01/2037	21,947,119	22,316,857
3.500%, 08/01/2037	12,819,668	12,757,134
2.500%, 04/01/2038	25,991,772	23,879,121
6.000%, 05/01/2038	2,441,170	2,675,825
4.500%, 04/01/2039	8,184,776	8,548,881
4.000%, 06/01/2039	4,873,990	4,929,306
5.000%, 06/01/2039	7,218,173	7,556,779
4.500%, 01/01/2040	1,604,020	1,650,290
4.500%, 01/01/2040	3,657,701	3,775,193
5.000%, 06/01/2040	4,984,672	5,232,427
4.000%, 08/01/2040	367,001	370,295
4.500%, 08/01/2040	1,662,375	1,715,452
4.500%, 08/01/2040	4,682,958	4,832,411
4.000%, 10/01/2040	625,366	630,973
4.000%, 11/01/2040	7,217,556	7,299,797
4.000%, 12/01/2040	2,079,233	2,102,983
3.500%, 01/01/2041	768,568	755,784
4.000%, 01/01/2041	1,465,022	1,478,169
3.500%, 02/01/2041	838,174	824,783
4.000%, 02/01/2041	144,568	146,211
4.500%, 02/01/2041	24,842,108	25,671,287
4.000%, 03/01/2041	2,775,838	2,807,475
4.500%, 07/01/2041	2,127,092	2,189,674
3.500%, 09/01/2041	11,811,014	11,621,611
4.000%, 09/01/2041	1,038,510	1,047,815
1.500%, 11/01/2041	27,942,697	23,943,114
3.500%, 12/01/2041	1,064,868	1,046,762
4.000%, 12/01/2041	4,958,965	5,003,443
2.000%, 01/01/2042	97,019,605	86,248,083
4.000%, 01/01/2042	9,728,450	9,839,156
4.500%, 01/01/2042	4,581,780	4,729,191
4.000%, 02/01/2042	10,006,401	10,096,129
1.500%, 03/01/2042	9,886,892	8,468,973
3.000%, 04/01/2042	29,673,845	28,353,008
3.000%, 05/01/2042	1,334,470	1,275,767
3.500%, 05/01/2042	6,915,356	6,796,218
3.500%, 06/01/2042	2,539,571	2,495,619
3.500%, 07/01/2042	56,253,372	55,279,608
3.500%, 08/01/2042	4,373,260	4,297,834
3.500%, 09/01/2042	6,981,806	6,860,925
3.000%, 10/01/2042	11,129,256	10,639,643
3.000%, 03/01/2043	2,888,911	2,758,951
3.000%, 04/01/2043	1,060,954	1,013,804
3.000%, 05/01/2043	4,215,681	4,028,952
3.000%, 05/01/2043	10,662,978	10,189,360
3.500%, 05/01/2043	9,215,256	9,055,743
3.000%, 06/01/2043	11,889,828	11,359,356
3.500%, 06/01/2043	5,276,156	5,216,695
3.000%, 07/01/2043	9,543,467	9,115,562
4.000%, 07/01/2043	12,970,410	13,117,062
3.000%, 08/01/2043	3,485,322	3,327,957
3.500%, 08/01/2043	4,726,423	4,628,266
3.500%, 09/01/2043	14,243,374	13,997,059
4.500%, 09/01/2043	6,339,484	6,511,259
4.000%, 01/01/2045	5,202,854	5,239,548
4.000%, 02/01/2045	9,986,516	10,056,990
4.000%, 02/01/2045	2,746,582	2,777,699
4.000%, 02/01/2045	1,299,162	1,308,268
4.000%, 02/01/2045	4,962,159	5,018,315
4.000%, 03/01/2045	4,248,876	4,278,882
3.500%, 12/01/2045	5,202,291	5,074,810
4.000%, 12/01/2045	10,612,871	10,801,569
4.000%, 12/01/2045	18,551,672	18,681,894
4.500%, 02/01/2046	12,155,809	12,545,032
4.500%, 08/01/2046	10,694,629	11,010,799
3.000%, 10/01/2046	14,420,259	13,664,748
3.500%, 11/01/2046	5,774,250	5,648,594
4.000%, 03/01/2047	13,217,150	13,307,716
4.000%, 11/01/2047	4,057,236	4,072,948
4.000%, 12/01/2047	20,597,269	20,678,408
3.000%, 01/01/2048	15,372,472	14,545,091
3.500%, 05/01/2048	36,555,840	35,748,998
5.000%, 11/01/2048	14,595,812	15,231,424
4.000%, 09/01/2049	2,792,178	2,786,928
3.000%, 05/01/2050	99,271,424	93,582,457
2.500%, 06/01/2050	13,816,032	12,523,828
2.500%, 09/01/2050	62,702,849	57,073,061
2.500%, 12/01/2050	73,747,971	66,840,343
2.500%, 12/01/2050	23,382,201	21,166,277
3.000%, 12/01/2050	45,954,932	43,219,675
2.500%, 01/01/2051	46,379,973	42,139,790
2.000%, 08/01/2051	11,056,195	9,676,121
2.500%, 08/01/2051	44,408,952	40,322,123
2.500%, 09/01/2051	97,263,069	87,897,599
3.000%, 10/01/2051	37,881,168	35,628,907
2.000%, 11/01/2051	24,646,229	21,493,454
2.500%, 11/01/2051	52,391,644	47,370,370
2.500%, 11/01/2051	36,858,348	33,297,854
3.000%, 11/01/2051	71,432,432	67,185,241
2.000%, 12/01/2051	21,104,903	18,457,494
2.500%, 12/01/2051	88,783,062	80,185,646
2.500%, 12/01/2051(8)	86,715,619	78,575,857
2.500%, 12/01/2051	130,651,632	117,720,793
2.500%, 12/01/2051	69,626,043	62,934,018
2.500%, 01/01/2052	120,535,058	108,578,260

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Government National
Mortgage Association (GNMA):
6.000%, 12/20/2028	$7,737	$8,316
6.500%, 01/20/2029	4,130	4,349
6.000%, 11/20/2033	6,005	6,516
5.000%, 07/20/2040	246,843	261,423
4.000%, 01/20/2041	3,786,689	3,835,448
4.000%, 08/20/2041	2,236,462	2,273,722
3.500%, 10/20/2041	4,371,403	4,339,865
4.000%, 12/20/2041	3,041,147	3,091,906
4.000%, 02/20/2042	5,738,294	5,870,668
4.000%, 06/20/2042	4,991,967	5,107,415
3.500%, 09/20/2042	3,284,014	3,260,455
4.000%, 09/20/2044	15,681,355	15,807,146
3.000%, 04/20/2045	4,722,668	4,529,915
3.500%, 04/20/2045	6,510,400	6,445,473
4.000%, 05/20/2045	6,368,695	6,420,092
3.500%, 06/20/2045	6,586,094	6,515,730
3.500%, 10/20/2045	21,551,688	21,288,907
3.500%, 01/20/2046	16,418,516	16,240,364
4.500%, 01/20/2046	6,318,511	6,621,345
4.000%, 04/20/2046	7,632,357	7,643,832
3.500%, 05/20/2046	28,345,870	27,945,079
4.000%, 05/20/2046	2,796,484	2,819,399
4.500%, 06/20/2047	7,573,413	7,791,809
4.500%, 07/20/2047	5,140,280	5,325,463
4.500%, 09/20/2047(6)	26,102,275	27,059,905
3.500%, 02/20/2048	23,268,900	22,993,555
5.000%, 02/20/2049	30,730,056	31,641,421
2.500%, 07/20/2051	46,284,125	42,267,531
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%,
02/25/2059 (Callable 05/25/2037)	35,757,673	34,813,921
Series 2020-3, Class MT, 2.000%,
05/25/2060 (Callable 12/25/2036)	29,601,457	26,541,205
Total U.S. Government Agency Issues
(Cost $3,903,238,811)		3,667,844,905	15.7%
Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2,
1.924%, 09/25/2036
(1 Month LIBOR USD + 0.300%)
(Callable 07/25/2022)(3)	2,943,813	2,909,224
Alternative Loan Trust:
Series 2006-43CB, Class 2A1, 6.000%,
08/25/2022 (Callable 07/25/2022)(6)	8,437	8,405
Series 2005-3CB, Class 2A1, 5.000%,
12/25/2022 (Callable 07/25/2022)(6)	68,734	64,308
Series 2005-11CB, Class 2A6, 5.500%,
06/25/2025 (Callable 07/25/2022)(6)	3,403,553	2,950,189
Series 2004-18CB, Class 1A1, 6.000%,
09/25/2034 (Callable 07/25/2022)	1,646,165	1,610,645
Series 2005-6CB, Class 1A4, 5.500%,
04/25/2035 (Callable 07/25/2022)(6)	8,053,247	7,266,049
Series 2005-29CB, Class A1, 5.500%,
07/25/2035 (Callable 07/25/2022)	1,296,510	892,003
Series 2005-49CB, Class A5, 5.500%,
11/25/2035 (Callable 07/25/2022)(6)	1,419,501	1,045,256
Series 2005-73CB, Class 1A7, 5.500%,
01/25/2036 (Callable 07/25/2022)	211,847	199,332
Series 2005-85CB, Class 2A2, 5.500%,
02/25/2036 (Callable 07/25/2022)(6)	1,907,639	1,624,235
Series 2006-28CB, Class A17, 6.000%,
10/25/2036 (Callable 07/25/2022)(6)	361,656	217,100
Arroyo Mortgage Trust:
Series 2019-3, Class A1,
2.962%, 10/25/2048
(Callable 07/25/2022)(2)(4)	13,050,001	12,628,080
Series 2022-1, Class A1B,
3.269%, 12/25/2056
(Callable 01/25/2025)(2)(7)	11,500,000	10,386,654
Asset Backed Securities Corp.
Home Equity Loan Trust,
Series 2006-HE2, Class A1,
2.004%, 03/25/2036
(1 Month LIBOR USD + 0.380%)
(Callable 07/25/2022)(3)	5,435,955	5,323,545
Banc of America Alternative Loan Trust:
Series 2007-1, Class 1A1, 3.921%,
10/25/2022 (Callable 07/25/2022)(4)	75,152	66,313
Series 2004-6, Class 4A1, 5.000%,
12/25/2022 (Callable 07/25/2022)	228,733	201,240
Series 2003-8, Class 1CB1, 5.500%,
10/25/2033 (Callable 07/25/2022)	1,002,978	970,467
Series 2006-5, Class CB7, 6.000%,
06/25/2046 (Callable 07/25/2022)(6)	114,757	103,733
Banc of America Funding Trust:
Series 2005-C, Class A1,
1.852%, 05/20/2035
(1 Month LIBOR USD + 0.240%)
(Callable 08/20/2030)(3)	1,745,613	1,726,872
Series 2007-C, Class 1A3, 3.013%,
05/20/2036 (Callable 07/20/2022)(4)(6)	975,669	944,677
Series 2006-G, Class 1A1,
1.992%, 07/20/2036
(1 Month LIBOR USD + 0.380%)
(Callable 07/20/2022)(3)(6)	15,369,674	14,866,389
Bayview Financial Trust,
Series 2007-B, Class 1A2, 7.331%,
08/28/2037 (Callable 07/28/2022)(7)	66,423	57,467
Bear Stearns ARM Trust,
Series 2005-9, Class A1,
2.380%, 10/25/2035
(1 Year CMT Rate + 2.300%)
(Callable 07/25/2022)(3)	274,491	271,953
Bear Stearns Asset
Backed Securities I Trust,
Series 2005-HE4, Class M2,
2.584%, 04/25/2035
(1 Month LIBOR USD + 0.960%)
(Callable 07/25/2022)(3)	196,217	195,876
BRAVO Residential Funding Trust,
Series 2020-RPL2, Class A1, 2.000%,
05/25/2059 (Callable 09/25/2039)(2)(4)	32,737,772	30,057,754
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 2.968%,
01/25/2036 (Callable 07/25/2022)(4)(6)	431,388	389,220
Series 2006-A1, Class 2A3, 3.109%,
09/25/2036 (Callable 07/25/2022)(4)(6)	313,541	279,234
Series 2007-A1, Class 3A1, 2.963%,
02/25/2037 (Callable 05/25/2025)(4)	1,524,750	1,477,184
Series 2007-A1, Class 2A3, 3.515%,
02/25/2037 (Callable 10/25/2024)(4)	501,616	480,873
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%,
04/25/2035 (Callable 07/25/2022)	254,077	211,193

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
CIM Trust,
Series 2022-R1, Class A1,
3.000%, 01/25/2061
(Callable 02/25/2027)(2)(4)	$22,876,262	$21,688,247
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%,
06/25/2036 (Callable 07/25/2022)	2,323,496	2,144,603
Series 2007-2, Class 1A3, 6.000%,
02/25/2037 (Callable 07/25/2022)(6)	775,132	684,024
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A6, 6.202%,
03/25/2037 (Callable 07/25/2022)(7)	692	691
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1,
3.500%, 02/25/2058
(Callable 12/25/2031)(2)(4)	13,679,841	13,444,408
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1,
3.150%, 10/25/2035
(1 Year CMT Rate + 2.400%)
(Callable 07/25/2022)(3)	3,692,152	3,641,217
Series 2005-9, Class 22A2, 6.000%,
10/25/2035 (Callable 07/25/2022)(6)	1,368,079	1,346,188
Series 2005-9, Class 2A2, 5.500%,
11/25/2035 (Callable 07/25/2022)(6)	21,081	16,268
Countrywide Asset-Backed Certificates:
Series 2005-10, Class AF6, 4.915%,
12/25/2035 (Callable 07/25/2022)(4)	15,567	15,358
Series 2006-10, Class 1AF3, 5.971%,
12/25/2035 (Callable 07/25/2022)(4)(6)	127,497	127,096
Credit Suisse First Boston
Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%,
12/25/2022 (Callable 07/25/2022)	11,866	11,223
Credit-Based Asset Servicing
& Securitization LLC,
Series 2007-CB4, Class A1A,
1.714%, 04/25/2037
(1 Month LIBOR USD + 0.090%)
(Callable 06/25/2024)(3)	1,203,967	1,173,521
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%,
08/25/2036 (Callable 07/25/2022)(4)	71,959	72,424
Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust:
Series 2005-1, Class 1A1,
2.124%, 02/25/2035
(1 Month LIBOR USD + 0.500%)
(Callable 07/25/2022)(3)	3,011,511	2,883,570
Series 2005-2, Class 1A7, 5.209%,
04/25/2035 (Callable 07/25/2022)(4)	5,127,609	4,845,660
First Franklin Mortgage Loan Trust,
Series 2006-FF6, Class A4,
2.124%, 04/25/2036
(1 Month LIBOR USD + 0.500%)
(Callable 07/25/2022)(3)	10,285,614	10,049,560
First Horizon Alternative
Mortgage Securities Trust:
Series 2006-FA8, Class 2A1,
5.750%, 07/25/2022(9)	24,998	0
Series 2006-FA6, Class 3A1, 5.750%,
11/25/2022 (Callable 07/25/2022)	2,713	2,085
Series 2004-AA1, Class A1, 2.778%,
06/25/2034 (Callable 07/25/2022)(4)	2,323,521	2,242,357
Series 2005-AA2, Class 2A1,
2.729%, 04/25/2035
(Callable 07/25/2022)(4)	1,062,051	1,064,345
FirstKey Homes Trust:
Series 2021-SFR1, Class A,
1.538%, 08/19/2038(2)	98,490,279	88,248,521
Series 2021-SFR2, Class A,
1.376%, 09/17/2038(2)	38,825,542	34,377,246
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%,
04/25/2029 (Callable 07/25/2022)	17	16
GS Mortgage Securities Trust,
Series 2018-RPL1, Class A1A, 3.750%,
10/25/2057 (Callable 10/25/2031)(2)	28,292,716	27,857,512
GSAA Home Equity Trust,
Series 2005-14, Class 1A1,
2.124%, 12/25/2035
(1 Month LIBOR USD + 0.500%)
(Callable 07/25/2022)(3)	5,942,698	5,892,806
GSAMP Trust,
Series 2006-HE7, Class A2D,
2.084%, 10/25/2036
(1 Month LIBOR USD + 0.460%)
(Callable 07/25/2022)(3)	276,621	273,904
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1,
5.500%, 11/25/2022	20,807	19,687
Series 2005-3F, Class 2A4, 6.000%,
03/25/2035 (Callable 11/25/2024)	1,293,783	1,176,948
Series 2005-AR2, Class 2A1, 2.654%,
04/25/2035 (Callable 07/25/2022)(4)	1,430,801	1,329,980
Home Equity Asset Trust,
Series 2004-7, Class A1,
2.344%, 01/25/2035
(1 Month LIBOR USD + 0.720%)
(Callable 07/25/2022)(3)	10,084,238	9,638,680
Home Partners of America Trust,
Series 2021-2, Class A,
1.901%, 12/17/2026(2)	81,853,777	73,089,931
J.P. Morgan Alternative Loan Trust:
Series 2006-A1, Class 2A1, 3.190%,
03/25/2036 (Callable 07/25/2023)(4)	44,806	43,953
Series 2007-S1, Class A1,
2.184%, 06/25/2037
(1 Month LIBOR USD + 0.560%)
(Callable 07/25/2022)(3)	2,631,826	2,653,875
J.P. Morgan Mortgage Trust:
Series 2005-A8, Class 2A3, 2.680%,
11/25/2035 (Callable 07/25/2022)(4)	2,622,298	2,373,512
Series 2006-A2, Class 3A3, 2.614%,
04/25/2036 (Callable 07/25/2022)(4)	709,643	623,927
Series 2006-A2, Class 2A1, 2.843%,
04/25/2036 (Callable 07/25/2022)(4)	607,662	569,716
Series 2006-A7, Class 2A2, 3.172%,
01/25/2037 (Callable 07/25/2022)(4)	1,014,193	899,611
Series 2006-A7, Class 2A4R, 3.172%,
01/25/2037 (Callable 07/25/2022)(4)	1,037,323	908,131
Series 2007-A2, Class 2A3, 2.976%,
04/25/2037 (Callable 07/25/2022)(4)(6)	1,870,515	1,630,806
Series 2007-A4, Class 2A3, 3.361%,
06/25/2037 (Callable 07/25/2022)(4)(6)	2,333,789	1,936,619
MASTR Alternative Loan Trust:
Series 2004-2, Class 2A1, 6.000%,
02/25/2034 (Callable 07/25/2022)	1,196,475	1,162,906

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
MASTR Alternative Loan Trust:
Series 2004-8, Class 2A1, 6.000%,
09/25/2034 (Callable 07/25/2022)	$818,008	$790,713
Series 2005-6, Class 1A5, 5.500%,
12/25/2035 (Callable 07/25/2022)(6)	1,376,220	1,077,826
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B,
2.244%, 12/25/2029
(1 Month LIBOR USD + 0.620%)
(Callable 07/25/2022)(3)	3,193,081	3,078,725
Series 2005-A5, Class A3, 3.466%,
06/25/2035 (Callable 07/25/2022)(4)	909,098	874,332
Mill City Mortgage Loan Trust:
Series 2018-2, Class A1, 3.500%,
05/25/2058 (Callable 05/25/2027)(2)(4)	8,568,548	8,496,363
Series 2018-3, Class A1, 3.500%,
08/25/2058 (Callable 08/25/2030)(2)(4)	7,839,068	7,668,222
Series 2019-1, Class A1, 3.250%,
10/25/2069 (Callable 03/25/2031)(2)(4)	18,937,384	18,399,579
MortgageIT Trust:
Series 2005-4, Class A1,
2.184%, 10/25/2035
(1 Month LIBOR USD + 0.560%)
(Callable 07/25/2022)(3)	1,329,724	1,264,009
Series 2005-5, Class A1,
2.144%, 12/25/2035
(1 Month LIBOR USD + 0.520%)
(Callable 07/25/2022)(3)	1,425,429	1,366,394
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1, 3.750%,
03/25/2056 (Callable 11/25/2028)(2)(4)	6,399,791	6,194,669
Series 2017-1A, Class A1, 4.000%,
02/25/2057 (Callable 07/25/2029)(2)(4)	12,981,922	12,812,408
Series 2017-3A, Class A1, 4.000%,
04/25/2057 (Callable 12/25/2029)(2)(4)	10,625,492	10,397,029
Series 2017-6A, Class A1, 4.000%,
08/25/2057 (Callable 01/25/2031)(2)(4)	13,676,328	13,381,919
Series 2018-1A, Class A1A, 4.000%,
12/25/2057 (Callable 11/25/2030)(2)(4)	7,207,653	7,009,274
Series 2019-RPL2, Class A1, 3.250%,
02/25/2059 (Callable 06/25/2030)(2)(4)	16,119,494	15,709,548
Series 2022-NQM2, Class A1, 3.079%,
03/25/2062 (Callable 02/25/2024)(2)(4)	28,976,940	26,670,086
OBX Trust:
Series 2022-NQM3, Class A1, 3.378%,
01/25/2062 (Callable 03/25/2025)(2)(4)	37,661,914	36,225,413
Series 2022-NQM5, Class A1, 4.310%,
05/25/2062 (Callable 05/25/2025)(2)(7)	72,954,162	71,946,643
RALI Series Trust:
Series 2004-QS13, Class CB, 5.000%,
12/25/2022 (Callable 07/25/2022)	3,495	3,568
Series 2005-QS5, Class A1,
2.024%, 04/25/2035
(1 Month LIBOR USD + 0.400%)
(Callable 07/25/2022)(3)(6)	1,177,966	934,942
Series 2005-QS11, Class A2,
2.124%, 07/25/2035
(1 Month LIBOR USD + 0.500%)
(Callable 07/25/2022)(3)	2,441,456	1,817,832
Series 2005-QA7, Class A22, 3.564%,
07/25/2035 (Callable 07/25/2022)(4)(6)	1,017,143	943,544
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%,
05/25/2035 (Callable 07/25/2022)(7)	3,963	3,887
Series 2005-2, Class AF6, 4.781%,
08/25/2035 (Callable 11/25/2022)(7)	327,595	315,585
Series 2006-2, Class AF3, 5.797%,
08/25/2036 (Callable 09/25/2025)(7)	14,782,419	6,612,103
Series 2006-3, Class AF2, 5.580%,
11/25/2036 (Callable 10/25/2027)(7)	9,851,232	4,028,274
Series 2007-1, Class AF3, 5.612%,
04/25/2037 (Callable 04/25/2027)(7)	278,136	91,587
Series 2007-2, Class AF2, 5.675%,
06/25/2037 (Callable 12/25/2028)(7)	1,435,659	461,484
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.486%,
04/25/2065 (Callable 05/25/2023)(2)(4)	4,624,512	4,501,657
Structured Asset Securities Corp.:
Series 2003-31A, Class 2A7, 2.634%,
10/25/2033 (Callable 07/25/2022)(4)	708,835	696,926
Series 2005-7XS, Class 1A4B, 5.940%,
04/25/2035 (Callable 07/25/2022)(7)	443	444
Towd Point Mortgage Trust:
Series 2016-4, Class A1, 2.250%,
07/25/2056 (Callable 04/25/2026)(2)(4)	366,912	366,099
Series 2017-1, Class A1, 2.750%,
10/25/2056 (Callable 05/25/2026)(2)(4)	628,566	623,523
Series 2017-6, Class A1, 2.750%,
10/25/2057 (Callable 08/25/2026)(2)(4)	12,078,030	11,801,489
Series 2019-1, Class A1, 3.656%,
03/25/2058 (Callable 12/25/2025)(2)(4)	6,764,783	6,599,584
Series 2018-6, Class A1A, 3.750%,
03/25/2058 (Callable 01/25/2026)(2)(4)	8,451,441	8,398,500
Series 2018-4, Class A1, 3.000%,
06/25/2058 (Callable 03/25/2026)(2)(4)	24,225,669	23,207,193
Series 2019-4, Class A1, 2.900%,
10/25/2059 (Callable 08/25/2028)(2)(4)	48,720,486	47,174,571
Series 2020-2, Class A1A, 1.636%,
04/25/2060 (Callable 07/25/2026)(2)(4)	30,353,928	28,205,255
Series 2020-4, Class A1, 1.750%,
10/25/2060 (Callable 11/25/2026)(2)	78,482,580	72,053,436
WaMu Mortgage Pass-Through
Certificates Trust:
Series 2004-CB3, Class 1A, 6.000%,
10/25/2034 (Callable 07/25/2022)	663,160	655,607
Series 2004-CB3, Class 2A, 6.500%,
10/25/2034 (Callable 07/25/2022)	1,562,368	1,518,809
Series 2005-3, Class 1CB3,
2.074%, 05/25/2035
(1 Month LIBOR USD + 0.450%)
(Callable 07/25/2022)(3)(6)	3,322,850	2,827,030
Series 2005-6, Class 2A4, 5.500%,
08/25/2035 (Callable 07/25/2022)(6)	2,854,404	2,521,790
Series 2007-HY3, Class 4A1, 3.108%,
08/25/2036 (Callable 07/25/2022)(4)	6,060,234	5,663,669
Series 2006-AR10, Class 1A1, 2.856%,
09/25/2036 (Callable 07/25/2022)(4)(6)	535,458	489,368
Wells Fargo Mortgage
Backed Securities Trust:
Series 2006-AR14, Class 2A3, 2.609%,
10/25/2036 (Callable 07/25/2022)(4)(6)	919,003	866,765
Series 2007-7, Class A49, 6.000%,
06/25/2037 (Callable 07/25/2022)(6)	1,262,230	1,117,664
Total Non-U.S. Government
Agency Issues
(Cost $967,408,497)		897,451,939	3.8%
Total Residential
Mortgage-Backed Securities
(Cost $4,870,647,308)		4,565,296,844	19.5%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2,
2.658%, 12/25/2026(4)	$22,265,791	$21,551,186
Freddie Mac Multifamily
Structured Pass Through Certificates:
Series K061, Class A2,
3.3347%, 11/25/2026(4)	57,540,000	57,502,329
Series K063, Class A2,
3.3430%, 01/25/2027(4)	16,715,490	16,665,668
Series K064, Class A2,
3.3224%, 03/25/2027	9,810,250	9,696,198
Series K065, Class A2,
3.3243%, 04/25/2027	49,145,000	48,594,989
Series K066, Class A2,
3.3117%, 06/25/2027	16,491,658	16,204,540
Series K067, Class A2,
3.3194%, 07/25/2027	9,015,000	8,888,396
Series K068, Class A2,
3.3244%, 08/25/2027	3,705,000	3,660,795
Series K072, Class A2,
3.3444%, 12/25/2027	12,000,000	11,947,034
Series K074, Class A2,
3.3600%, 01/25/2028	40,495,000	40,625,074
Series K077, Class A2,
3.3850%, 05/25/2028(4)	46,199,000	46,926,440
Series K079, Class A2,
3.3926%, 06/25/2028	63,251,000	64,659,030
Series K080, Class A2,
3.3926%, 07/25/2028(4)	34,095,000	34,770,500
Series K153, Class A3,
3.3117%, 10/25/2031(4)	15,655,000	14,992,211
Series K158, Class A3,
3.3900%, 10/25/2033(4)	18,777,000	18,758,561
Total U.S. Government Agency Issues
(Cost $431,079,033)		415,442,951	1.8%
Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%,
05/17/2050 (Callable 03/15/2027)	30,037,000	29,255,569
Series 2017-BNK8, Class A4, 3.488%,
11/17/2050 (Callable 10/15/2027)	69,721,751	67,261,905
Series 2017-BNK9, Class A4, 3.538%,
11/17/2054 (Callable 12/15/2027)	32,737,000	31,718,572
Series 2017-BNK5, Class A5, 3.390%,
06/17/2060 (Callable 06/15/2027)	2,070,000	1,992,503
Series 2018-BN10, Class A5, 3.688%,
02/17/2061 (Callable 01/15/2028)	6,400,000	6,216,024
Series 2021-BN33, Class A5,
2.556%, 05/16/2064	53,919,000	46,986,780
BBCMS Mortgage Trust,
Series 2018-C2, Class A5, 4.314%,
12/15/2051 (Callable 12/15/2028)	14,445,000	14,444,509
Benchmark Mortgage Trust:
Series 2020-B19, Class A5, 1.850%,
09/17/2053 (Callable 08/15/2030)	40,850,000	34,190,539
Series 2020-B21, Class A5, 1.978%,
12/17/2053 (Callable 11/15/2030)	46,400,000	38,831,390
Series 2021-B24, Class A5, 2.584%,
03/17/2054 (Callable 03/15/2031)	29,000,000	25,374,527
BMO Mortgage Trust,
Series 2022-C1, Class A5,
3.374%, 02/18/2055(4)	31,900,000	29,208,718
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A3, 3.753%,
03/12/2047 (Callable 12/10/2023)	2,556,297	2,528,597
Series 2015-GC27, Class A5, 3.137%,
02/10/2048 (Callable 12/10/2024)	50,189,111	48,927,171
Series 2015-GC29, Class A4, 3.192%,
04/10/2048 (Callable 04/10/2025)	25,065,000	24,298,091
Series 2016-C2, Class A4, 2.832%,
08/12/2049 (Callable 08/10/2026)	33,387,000	31,499,162
Series 2017-P8, Class A4, 3.465%,
09/16/2050 (Callable 08/15/2027)	29,775,000	28,689,439
Series 2019-GC43, Class A4, 3.038%,
11/13/2052 (Callable 10/10/2029)	7,350,000	6,768,711
COMM Mortgage Trust:
Series 2013-CR6, Class A4, 3.101%,
03/10/2046 (Callable 02/10/2023)	14,680,000	14,608,470
Series 2013-CR10, Class A4, 4.210%,
08/10/2046 (Callable 08/10/2023)(4)	11,500,000	11,486,210
Series 2014-CR18, Class A4, 3.550%,
07/17/2047 (Callable 05/15/2024)	4,732,527	4,676,451
Series 2014-CR19, Class A5, 3.796%,
08/12/2047 (Callable 08/10/2024)	33,800,000	33,440,098
Series 2014-CR20, Class ASB, 3.305%,
11/13/2047 (Callable 07/10/2024)	13,950,650	13,878,414
Series 2015-LC19, Class A4, 3.183%,
02/10/2048 (Callable 01/10/2025)	27,105,399	26,397,300
Series 2015-DC1, Class A5, 3.350%,
02/12/2048 (Callable 01/10/2025)	23,390,000	22,863,414
DBJPM Mortgage Trust,
Series 2020-C9, Class A5, 1.926%,
08/15/2053 (Callable 03/15/2030)	31,100,000	26,221,362
GS Mortgage Securities Trust:
Series 2013-GC13, Class A4, 3.871%,
07/12/2046 (Callable 04/10/2023)(4)	14,700,000	14,622,271
Series 2014-GC20, Class AAB, 3.655%,
04/12/2047 (Callable 12/10/2023)	7,415,597	7,389,874
Series 2014-GC20, Class A5, 3.998%,
04/12/2047 (Callable 03/10/2024)	9,959,000	9,892,495
Series 2019-GC42, Class A4, 3.001%,
09/12/2052 (Callable 09/10/2029)	16,285,000	15,014,957
J.P. Morgan Chase Commercial
Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%,
04/15/2046 (Callable 04/15/2023)	31,025,000	30,708,610
Series 2013-LC11, Class A4, 2.694%,
04/17/2046 (Callable 03/15/2023)	4,538,663	4,503,085
Series 2012-LC9, Class ASB, 2.437%,
12/17/2047 (Callable 09/15/2022)	350,307	349,949
Series 2013-C10, Class ASB, 2.702%,
12/17/2047 (Callable 12/15/2022)	3,089,060	3,085,507
JPMBB Commercial Mortgage
Securities Trust:
Series 2013-C15, Class A4, 4.096%,
11/17/2045 (Callable 09/15/2023)	5,336,651	5,321,466
Series 2013-C17, Class A3, 3.928%,
01/17/2047 (Callable 11/15/2023)	8,140,962	8,005,250
Series 2014-C24, Class ASB, 3.368%,
11/18/2047 (Callable 07/15/2024)	5,620,222	5,580,502
Series 2014-C25, Class A5, 3.672%,
11/18/2047 (Callable 10/15/2024)	45,697,000	45,116,049
Series 2015-C30, Class A5, 3.822%,
07/15/2048 (Callable 07/15/2025)	42,110,000	41,576,816
Series 2016-C4, Class A3, 3.141%,
12/17/2049 (Callable 10/15/2026)	29,133,000	27,694,031
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
JPMCC Commercial
Mortgage Securities Trust:
Series 2017-JP5, Class A5, 3.723%,
03/17/2050 (Callable 01/15/2027)	$17,310,000	$16,896,968
Series 2017-JP7, Class A5, 3.454%,
09/16/2050 (Callable 07/15/2027)	27,356,184	26,295,388
Morgan Stanley Bank of
America Merrill Lynch Trust:
Series 2013-C10, Class A3, 4.094%,
07/17/2046 (Callable 04/15/2023)(4)	36,341,667	36,223,149
Series 2013-C12, Class A3, 3.973%,
10/17/2046 (Callable 07/15/2023)	13,728,391	13,639,676
Series 2014-C16, Class A5, 3.892%,
06/17/2047 (Callable 05/15/2024)	35,020,000	34,804,725
Series 2015-C25, Class ASB, 3.383%,
10/19/2048 (Callable 06/15/2025)	16,348,168	16,176,883
Series 2016-C30, Class A5, 2.860%,
09/17/2049 (Callable 08/15/2026)	9,062,000	8,579,108
Series 2016-C32, Class A4, 3.720%,
12/17/2049 (Callable 12/15/2026)	14,175,000	13,842,078
Morgan Stanley Capital I, Inc.,
Series 2022-L8, Class A5, 3.922%,
04/16/2055 (Callable 03/15/2032)(4)	56,678,000	54,292,468
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%,
02/15/2048 (Callable 11/15/2024)	8,032,626	7,920,361
Series 2016-C35, Class ASB, 2.788%,
07/17/2048 (Callable 10/15/2025)	8,943,610	8,731,400
Series 2016-BNK1, Class A3, 2.652%,
08/17/2049 (Callable 07/15/2026)	7,952,000	7,486,044
Series 2017-C40, Class A4, 3.581%,
10/17/2050 (Callable 09/15/2027)	48,894,000	47,242,136
Series 2017-C42, Class A4, 3.589%,
12/16/2050 (Callable 12/15/2027)	52,370,521	50,542,030
Series 2017-RC1, Class A4, 3.631%,
01/15/2060 (Callable 02/15/2027)	11,875,000	11,542,033
Series 2018-C47, Class A4, 4.442%,
09/16/2061 (Callable 09/15/2028)	10,850,000	10,896,029
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%,
03/17/2045 (Callable 01/15/2023)	13,937,671	13,882,916
Series 2013-C14, Class A4, 3.073%,
06/15/2046 (Callable 05/15/2023)	30,401,602	30,261,402
Series 2013-C18, Class A4, 3.896%,
12/17/2046 (Callable 12/15/2023)	18,787,721	18,616,006
Series 2014-C21, Class ASB, 3.393%,
08/16/2047 (Callable 01/15/2024)	4,609,265	4,601,387
Series 2014-C24, Class A5, 3.607%,
11/18/2047 (Callable 10/15/2024)	54,091,000	53,171,399
Series 2014-C23, Class ASB,
3.636%, 10/17/2057	4,745,350	4,714,310
Total Non-U.S. Government
Agency Issues
(Cost $1,441,305,691)		1,330,982,684	5.7%
Total Commercial
Mortgage-Backed Securities
(Cost $1,872,384,724)		1,746,425,635	7.5%
Asset Backed Securities
Affirm Asset Securitization Trust,
Series 2021-B, Class A,
1.030%, 08/17/2026
(Callable 08/15/2023)(2)	15,650,000	14,833,361
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3,
6.150%, 06/15/2039	6,100,000	6,894,144
Ford Credit Auto Owner Trust:
Series 2019-1, Class A, 3.520%,
07/15/2030 (Callable 01/15/2024)(2)	18,675,000	18,601,763
Series 2018-1, Class A, 3.190%,
07/15/2031 (Callable 01/15/2025)(2)	28,641,000	28,173,255
Nelnet Student Loan Trust,
Series 2021-A, Class APT1, 1.360%,
04/20/2062 (Callable 09/20/2029)(2)	32,796,504	30,333,214
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%,
12/15/2023 (Callable 07/15/2022)	1,422	1,422
PFS Financing Corp.:
Series 2020-E, Class A,
1.000%, 10/15/2025(2)	25,251,000	24,285,871
Series 2021-A, Class A,
0.710%, 04/15/2026(2)	29,800,000	27,902,545
Series 2021-B, Class A,
0.770%, 08/17/2026(2)	44,400,000	41,162,650
SBA Tower Trust,
1.840%, 10/15/2051
(Callable 04/15/2026)(2)	45,100,000	40,182,824
Texas Electric Market
Stabilization Funding N LLC,
4.966%, 02/01/2044(2)	24,000,000	24,122,624
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A,
2.184%, 02/25/2060
(Callable 08/25/2022)(2)(4)	34,220,341	32,382,486
Series 2020-MH1, Class A1,
2.250%, 02/25/2060
(Callable 08/25/2022)(2)(4)	24,853,508	23,544,946
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%,
11/25/2031 (Callable 05/25/2024)(2)	62,085,050	60,736,041
Series 2020-1A, Class A, 1.350%,
05/25/2033 (Callable 05/25/2025)(2)	65,158,000	60,603,925
Total Asset Backed Securities
(Cost $458,031,100)		433,761,071	1.9%
	Shares

Common Stock
Industrials
Weatherford International PLC	46,003	973,883
Total Common Stock
(Cost $3,790,590)		973,883	0.0%
Total Long-Term Investments
(Cost $25,483,770,711)		23,130,581,862	98.9%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 1.31%(5)	310,371,924	$310,371,924
Total Short-Term Investment
(Cost $310,371,924)		310,371,924	1.3%
Total Investments
(Cost $25,794,142,635)		23,440,953,786	100.2%
Liabilities in Excess of Other Assets		(45,110,454)	(0.2)%
TOTAL NET ASSETS		$23,395,843,332	100.0%
Notes to Schedule of Investments
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
NATL – National Public Finance Guarantee Corp.
SD CRED PROG – State Credit Enhancement Program
CMT – Constant Maturity Treasury
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
SOFRINDX – Secured Overnight Financing Rate Index

(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2022, the value of these securities totaled $5,255,943,421, which represented 22.47% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2022.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2022.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$4,008,466,224	$—	$4,008,466,224
Other Government Related Securities	—	42,620,334	—	42,620,334
Corporate Bonds	—	11,964,960,807	—	11,964,960,807
Municipal Bonds	—	368,077,064	—	368,077,064
Residential Mortgage-Backed Securities – U.S. Government Agency Issues	—	3,667,844,905	—	3,667,844,905
Residential Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	897,451,939	—	897,451,939
Commercial Mortgage-Backed Securities – U.S. Government Agency Issues	—	415,442,951	—	415,442,951
Commercial Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	1,330,982,684	—	1,330,982,684
Asset Backed Securities	—	433,761,071	—	433,761,071
Common Stock	973,883	—	—	973,883
Total Long-Term Investments	973,883	23,129,607,979	—	23,130,581,862
Short-Term Investment
Money Market Mutual Fund	310,371,924	—	—	310,371,924
Total Short-Term Investment	310,371,924	—	—	310,371,924
Total Investments	$311,345,807	$23,129,607,979	$—	$23,440,953,786

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
June 30, 2022 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$2,189,755,503

	SEC 30-Day Yield(4)
	Institutional Class	2.08%
	Investor Class	1.83%

	Average Effective Duration	2.34 years

	Average Effective Maturity	2.64 years

	Annualized Expense Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio Turnover Rate	33%	(7)

	Number of Holdings	2,103
Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2022.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2022.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Short-Term Municipal Bond Fund
June 30, 2022 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2022	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-4.05%	-4.01%	0.37%	1.24%	1.45%
Investor Class Shares	-4.26%	-4.26%	0.09%	0.97%	1.18%
Bloomberg Short 1-5 Year Municipal Bond Index(2)	-3.25%	-3.22%	0.34%	1.01%	1.07%

(1)	For the period from August 31, 2015 (inception date) through June 30, 2022.
(2)
The Bloomberg Short 1-5 Year Municipal Bond Index is an unmanaged, market value weighted index that measures the performance of investment-grade, tax-exempt, and fixed-rated municipal securities with time to maturity of more than one year and less than five years. Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s invasion of Ukraine, the sanctions imposed against Russia by certain countries and Russia’s countermeasures against those countries, has resulted in increased market volatility and may have a significant negative impact on the global economy. The ongoing coronavirus (COVID-19) pandemic and measures taken to limit its spread present a continued risk to global growth and asset prices. The performance of the Fund may be affected by changes in interest rates – generally, when interest rates rise, the market value of the bonds in which the Fund invests declines and when interest rates decline, the market value rises. The Federal Reserve has begun to rapidly raise interest rates in an attempt to control inflation not seen in 40 years, both of which pose a risk to the U.S. economy. The Federal Reserve may not be able to successfully control inflation without causing a recession or without negatively impacting asset prices and increasing market volatility. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama Community College System:
4.000%, 11/01/2024 (Insured by BAM)	$185,000	$191,814
4.000%, 11/01/2025 (Insured by BAM)	225,000	235,429
4.000%, 11/01/2026 (Insured by BAM)	250,000	263,226
4.000%, 11/01/2027 (Insured by BAM)	375,000	396,441
Alabama Economic Settlement Authority,
4.000%, 09/15/2033
(Callable 09/15/2026)	10,000,000	10,037,853
Alabama Incentives Financing Authority,
5.000%, 09/01/2023	650,000	673,413
Alabama Special Care Facilities
Financing Authority,
1.850%, 11/15/2046
(Mandatory Tender Date 11/01/2022)(1)	395,000	395,125
Birmingham Airport Authority:
5.000%, 07/01/2024 (Insured by BAM)	190,000	199,976
5.000%, 07/01/2025 (Insured by BAM)	500,000	536,544
5.000%, 07/01/2026 (Insured by BAM)	450,000	491,413
Birmingham-Jefferson Civic Center Authority:
5.000%, 05/01/2024	430,000	452,225
5.000%, 05/01/2026	500,000	547,763
Black Belt Energy Gas District,
2.048%, 12/01/2048
(1 Month LIBOR USD + 0.900%)
(Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	1,730,000	1,716,106
Chilton County Health Care Authority,
5.000%, 11/01/2024	825,000	873,921
City of Opelika AL,
3.000%, 10/01/2022	445,000	446,805
City of Phenix AL:
3.000%, 08/15/2022 (Insured by BAM)	500,000	500,816
3.000%, 08/15/2023 (Insured by BAM)	100,000	101,070
2.000%, 04/01/2027	1,775,000	1,712,877
Columbia Industrial Development Board,
0.430%, 12/01/2037
(Optional Put Date 07/01/2022)(1)	4,000,000	4,000,000
County of Jefferson AL,
0.000%, 10/01/2025 (Callable 10/01/2023)
(Insured by AGM)	750,000	682,106
County of Morgan AL:
4.000%, 04/01/2023	210,000	213,643
4.000%, 04/01/2024	220,000	227,491
Douglas Water Authority,
3.000%, 07/01/2024 (Insured by AGM)	270,000	273,676
Greenville Public Improvement
Cooperative District:
4.000%, 03/01/2023 (Insured by BAM)	100,000	101,520
5.000%, 03/01/2024 (Insured by BAM)	140,000	146,825
Lauderdale County Agriculture
Center Authority:
2.000%, 07/01/2022	450,000	450,000
5.000%, 07/01/2024	495,000	515,879
5.000%, 07/01/2025 (Callable 07/01/2024)	490,000	508,984
5.000%, 07/01/2026
(Pre-refunded to 07/01/2024)	545,000	575,907
5.000%, 07/01/2027
(Pre-refunded to 07/01/2024)	570,000	602,325
5.000%, 07/01/2028
(Pre-refunded to 07/01/2024)	600,000	634,026
Macon County Board of Education,
3.250%, 02/01/2026 (Callable 02/01/2023)	375,000	375,584
Mobile County Board
of School Commissioners,
5.000%, 03/01/2023	875,000	893,572
Pickens County Water Authority:
3.000%, 01/01/2023 (Insured by BAM)	155,000	155,712
3.000%, 01/01/2024 (Insured by BAM)	100,000	101,330
3.000%, 01/01/2025 (Insured by BAM)	160,000	162,452
Selma Industrial Development Board,
2.000%, 11/01/2033 (Mandatory
Tender Date 10/01/2024)(1)	750,000	731,704
Southeast Alabama Gas Supply District,
2.048%, 04/01/2049
(1 Month LIBOR USD + 0.900%)
(Callable 01/01/2024)
(Mandatory Tender Date 04/01/2024)(2)	750,000	741,162
Southeast Energy Authority
A Cooperative District,
5.000%, 05/01/2053 (Callable 05/01/2028)
(Mandatory Tender Date 08/01/2028)(1)	1,250,000	1,322,314
Tallassee Board of Education:
4.000%, 08/01/2027 (Insured by AGM)	360,000	381,887
4.000%, 08/01/2028 (Insured by AGM)	405,000	430,635
Town of Berry AL,
3.250%, 09/01/2028 (Callable 09/01/2026)
(Insured by AGM)	825,000	838,744
Vestavia Hills Board of Education,
5.000%, 02/01/2028 (Callable 02/01/2026)	1,250,000	1,358,360
Total Alabama
(Cost $37,718,034)		36,198,655	1.7%
Alaska
Alaska Housing Finance Corp.:
3.750%, 12/01/2042 (Callable 06/01/2028)	6,710,000	6,746,069
4.000%, 12/01/2048 (Callable 06/01/2027)	1,790,000	1,816,342
Alaska Industrial Development
& Export Authority:
5.000%, 10/01/2022	550,000	554,521
5.000%, 10/01/2023	600,000	621,603
Alaska Municipal Bond Bank Authority,
5.000%, 12/01/2030 (Callable 06/01/2026)	1,450,000	1,566,685
Borough of Matanuska-Susitna AK,
5.250%, 09/01/2027 (Callable 09/01/2025)	5,615,000	6,061,511
University of Alaska:
5.000%, 10/01/2024	800,000	844,004
4.000%, 10/01/2025	330,000	343,767
4.000%, 10/01/2026 (Callable 10/01/2023)	1,400,000	1,425,110
5.000%, 10/01/2026	865,000	941,689
Total Alaska
(Cost $21,706,818)		20,921,301	1.0%
Arizona
Arizona Health Facilities Authority:
5.000%, 12/01/2025 (Callable 12/01/2024)	1,500,000	1,578,196
2.630%, 02/01/2048 (SIFMA
Municipal Swap Index + 1.850%)
(Callable 08/05/2022)
(Mandatory Tender Date 02/01/2023)(2)	200,000	200,102
Arizona Industrial Development Authority:
3.000%, 07/01/2022(3)	25,000	25,000
5.000%, 02/01/2023	1,000,000	1,018,182
4.000%, 08/01/2023(3)	520,000	521,179
5.000%, 05/01/2025	405,000	375,731
5.000%, 07/01/2027 (Callable 07/01/2026)	165,000	171,232
5.000%, 07/01/2028 (Callable 07/01/2026)	170,000	175,769
4.625%, 08/01/2028(3)	375,000	380,440

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Arizona Industrial
Development Authority: (cont.)
5.000%, 07/01/2029
(Callable 07/01/2026)	$160,000	$164,850
5.000%, 07/01/2030 (Callable 07/01/2026)	190,000	195,137
5.000%, 07/01/2031 (Callable 07/01/2026)	195,000	199,628
Arizona Sports & Tourism Authority,
5.000%, 07/01/2036 (Callable 07/01/2022)	2,640,000	2,640,000
Arizona State University,
5.000%, 07/01/2032
(Pre-refunded to 07/01/2022)	885,000	885,000
BluePath TE Trust,
2.750%, 09/01/2026
(Callable 08/01/2022)(3)	2,509,446	2,442,723
Chandler Industrial Development Authority,
2.400%, 12/01/2035 (Mandatory
Tender Date 08/14/2023)(1)	265,000	265,722
City of Tucson AZ,
5.000%, 07/01/2026 (Insured by AGM)	500,000	544,430
Glendale Industrial Development Authority:
4.000%, 05/15/2025 (Callable 05/15/2024)	340,000	336,366
4.000%, 05/15/2026 (Callable 05/15/2024)	320,000	314,373
Industrial Development
Authority of the County of Pima:
4.000%, 07/01/2022	105,000	105,000
4.000%, 07/01/2023	265,000	267,483
4.000%, 09/01/2029 (Callable 03/01/2023)	3,700,000	3,731,375
Maricopa County AZ,
5.000%, 04/01/2025
(Pre-refunded to 04/01/2024)	295,000	306,972
Maricopa County Industrial
Development Authority:
4.000%, 07/01/2024
(Insured by SD CRED PROG)	135,000	137,811
5.000%, 01/01/2048 (Mandatory
Tender Date 10/18/2024)(1)	1,050,000	1,109,987
Maricopa County Unified
School District No. 4:
5.000%, 07/01/2024	1,000,000	1,057,313
5.000%, 07/01/2025	1,000,000	1,079,690
Maricopa County Unified
School District No. 89,
5.000%, 07/01/2027 (Callable 07/01/2024)	450,000	473,717
Salt Verde Financial Corp.,
5.250%, 12/01/2026	2,500,000	2,698,191
Santa Cruz County Jail District,
5.000%, 07/01/2029 (Callable 07/01/2027)
(Insured by AGM)	150,000	164,629
University of Arizona,
5.000%, 06/01/2032 (Callable 06/01/2026)	1,020,000	1,101,297
Total Arizona
(Cost $25,318,515)		24,667,525	1.1%
Arkansas
Arkansas Development Finance Authority:
4.000%, 07/01/2023	110,000	110,816
4.000%, 07/01/2024	100,000	100,848
4.000%, 07/01/2025	140,000	141,023
4.000%, 07/01/2026	190,000	190,986
4.000%, 07/01/2027	225,000	225,537
4.000%, 07/01/2028	230,000	227,231
Arkansas Technical University:
3.000%, 05/01/2024	165,000	167,216
3.000%, 05/01/2025	220,000	222,836
4.000%, 06/01/2026 (Callable 06/01/2023)	200,000	202,685
Batesville Public Facilities Board:
5.000%, 06/01/2024	1,000,000	1,035,639
5.000%, 06/01/2025	1,385,000	1,454,867
5.000%, 06/01/2026	850,000	902,861
Benton Washington Regional
Public Water Authority:
5.000%, 10/01/2025 (Insured by BAM)	465,000	502,647
5.000%, 10/01/2026 (Insured by BAM)	1,000,000	1,096,632
City of Bentonville AR,
1.050%, 11/01/2046 (Callable 11/01/2028)	2,795,000	2,689,964
City of Brookland AR,
1.500%, 09/01/2046 (Callable 09/01/2026)	1,000,000	899,659
City of Conway AR,
4.000%, 12/01/2023 (Callable 08/01/2022)	35,000	35,051
City of Elkins AR:
1.500%, 09/01/2046 (Callable 09/01/2026)
(Insured by AGM)	500,000	449,951
1.500%, 09/01/2046 (Callable 09/01/2026)
(Insured by AGM)	550,000	498,321
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	935,000	929,982
3.050%, 01/01/2047 (Callable 01/01/2027)	465,000	459,721
City of Forrest City AR,
1.550%, 11/01/2044 (Callable 11/01/2029)	945,000	836,611
City of Heber Springs AR:
3.000%, 11/01/2022 (Insured by BAM)	50,000	50,227
3.000%, 11/01/2023 (Insured by BAM)	40,000	40,500
3.000%, 11/01/2023 (Insured by BAM)	185,000	187,313
3.000%, 11/01/2024 (Insured by BAM)	115,000	116,443
3.000%, 11/01/2025 (Insured by BAM)	125,000	126,573
3.000%, 11/01/2026 (Insured by BAM)	105,000	106,067
City of Hot Springs AR:
3.000%, 10/01/2023 (Insured by BAM)	510,000	515,703
3.000%, 10/01/2024 (Insured by BAM)	1,110,000	1,120,921
4.000%, 12/01/2027 (Callable 12/01/2023)
(Insured by BAM)	255,000	260,579
City of Little Rock AR,
5.000%, 12/01/2022 (Insured by BAM)	150,000	152,109
City of Lonoke AR,
5.000%, 06/01/2023	160,000	164,504
City of Magnolia AR,
2.600%, 08/01/2036 (Callable 08/01/2024)
(Insured by BAM)	5,000	5,005
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	60,000	59,720
City of Maumelle AR,
2.875%, 08/01/2038 (Callable 08/01/2025)	305,000	302,119
City of Mountain Home AR:
3.000%, 09/01/2025	500,000	505,166
3.000%, 09/01/2026	865,000	873,002
3.000%, 09/01/2027	940,000	945,701
3.000%, 09/01/2028	665,000	662,841
City of Mountain View AR,
1.375%, 11/01/2050 (Callable 11/01/2027)
(Insured by BAM)	580,000	555,496
City of North Little Rock AR:
5.000%, 11/01/2024	305,000	323,228
5.000%, 11/01/2025	510,000	551,989
5.000%, 11/01/2026	535,000	590,971
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)
(Insured by BAM)	405,000	384,526
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	725,000	717,576

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
City of Russellville AR,
4.000%, 07/01/2040 (Pre-refunded
to 07/01/2023) (Insured by AGM)	$165,000	$168,409
City of Springdale AR:
5.000%, 11/01/2025
(Pre-refunded to 11/01/2022)	150,000	151,724
3.000%, 04/01/2043 (Callable 04/01/2024)
(Insured by BAM)	115,000	113,671
Conway Health Facilities Board:
5.000%, 08/01/2023	500,000	514,170
5.000%, 08/01/2024	410,000	429,501
County of Cross AR,
2.250%, 10/01/2030 (Callable 10/01/2024)	945,000	867,412
County of Pulaski AR,
5.000%, 03/01/2031 (Callable 09/01/2026)	760,000	816,413
Dumas Arkansas School District No. 6:
1.450%, 02/01/2023 (Callable 08/01/2022)
(Insured by ST AID)	245,000	244,649
1.500%, 02/01/2024 (Callable 08/01/2022)
(Insured by ST AID)	245,000	243,562
Jacksonville North Pulaski
County School District,
4.000%, 06/01/2029 (Callable 06/01/2027)
(Insured by ST AID)	1,240,000	1,307,158
Lonoke White Public Water Authority,
3.000%, 12/01/2022 (Insured by BAM)	100,000	100,581
National Park College District,
3.000%, 05/01/2023	65,000	65,534
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024 (Callable 09/01/2022)
(Insured by BAM)	375,000	376,242
Southern Arkansas University:
4.000%, 03/01/2023 (Insured by AGM)	465,000	471,395
4.000%, 03/01/2023 (Insured by AGM)	235,000	238,587
4.000%, 03/01/2024 (Insured by AGM)	245,000	252,772
4.000%, 03/01/2024 (Insured by AGM)	175,000	180,551
University of Central Arkansas,
5.000%, 11/01/2024 (Insured by BAM)	1,425,000	1,508,504
Van Buren School District No. 42,
2.000%, 04/01/2024 (Insured by ST AID)	130,000	129,389
Total Arkansas
(Cost $32,078,839)		30,879,587	1.4%
California
Allan Hancock Joint
Community College District,
0.000%, 08/01/2036
(Pre-refunded to 08/01/2022)	225,000	104,037
American Valley Community Services District,
1.500%, 11/01/2023
(Callable 11/01/2022)(3)	13,068,000	12,920,805
Anaheim City School District,
0.000%, 08/01/2028 (Insured by AGM)	580,000	476,401
Anaheim Public Financing Authority:
0.000%, 09/01/2023 (Insured by AGM)	5,655,000	5,502,280
5.000%, 09/01/2025	2,345,000	2,480,957
5.000%, 09/01/2026	990,000	1,056,345
Bay Area Toll Authority:
1.680%, 04/01/2045
(SIFMA Municipal Swap Index + 0.900%)
(Callable 11/01/2022)
(Mandatory Tender Date 05/01/2023)(2)	455,000	455,538
1.880%, 04/01/2045
(SIFMA Municipal Swap Index + 1.100%)
(Callable 10/01/2023)
(Mandatory Tender Date 04/01/2024)(2)	3,500,000	3,521,408
Beaumont Unified School District,
7.200%, 08/01/2041
(Pre-refunded to 08/01/2026)
(Insured by AGM)(6)	160,000	190,273
Burbank Unified School District:
0.000%, 08/01/2024 (Insured by NATL)	6,550,000	6,206,597
0.000%, 07/01/2027 (Insured by NATL)	2,000,000	1,715,727
California Health Facilities
Financing Authority,
3.000%, 03/01/2041 (Callable 09/01/2023)
(Mandatory Tender Date 03/01/2024)(1)	3,875,000	3,886,593
California Infrastructure &
Economic Development Bank:
1.480%, 12/01/2050
(SIFMA Municipal Swap Index + 0.700%)
(Callable 06/01/2025)
(Mandatory Tender Date 06/01/2026)(2)	5,550,000	5,472,491
1.750%, 08/01/2055 (Callable 02/01/2026)
(Mandatory Tender Date 08/01/2026)(1)	1,050,000	981,009
California Municipal Finance Authority:
5.000%, 08/01/2022	400,000	400,264
5.000%, 08/01/2022	640,000	640,751
5.000%, 08/01/2023	670,000	681,318
5.000%, 08/01/2027	1,100,000	1,113,710
4.000%, 10/01/2031 (Callable 10/01/2026)	2,280,000	2,294,136
4.000%, 10/01/2032 (Callable 10/01/2026)	1,500,000	1,504,956
California Public Finance Authority:
4.000%, 10/15/2022	245,000	246,441
2.125%, 11/15/2027
(Callable 05/15/2023)(3)	3,445,000	3,200,789
2.375%, 11/15/2028
(Callable 05/15/2023)(3)	4,250,000	3,901,452
3.125%, 05/15/2029
(Callable 11/15/2023)(3)	1,000,000	914,569
California State Public Works Board:
5.000%, 08/01/2024	2,885,000	3,029,410
5.000%, 11/01/2038 (Callable 11/01/2023)	2,500,000	2,582,833
California Statewide Communities
Development Authority,
3.000%, 07/01/2026 (Callable 08/01/2022)
(Insured by CA MTG)	625,000	625,651
Campbell Union School District,
5.800%, 08/01/2035
(Callable 08/01/2026)(6)	775,000	861,333
Centinela Valley Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2022)
(Insured by AGM)	370,000	154,516
Central School District,
0.000%, 08/01/2051 (Callable 08/01/2022)	400,000	68,404
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory
Tender Date 01/01/2023)(1)	810,000	807,489
City of Redding CA,
1.724%, 07/01/2022 (ETM)
(Insured by NATL)(1)(5)	15,000	15,000
City of Reedley CA,
0.780%, 08/01/2026 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	3,560,000	3,560,000
City of Vernon CA:
5.000%, 08/01/2025	500,000	527,952
5.000%, 08/01/2026	600,000	641,747
Corona-Norco Unified School District,
5.250%, 08/01/2024(6)	30,000	31,928

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Department of Veterans Affairs Veteran’s
Farm & Home Purchase Program,
4.000%, 12/01/2049
(Callable 06/01/2028)	$1,820,000	$1,846,112
Emery Unified School District,
0.000%, 08/01/2041
(Pre-refunded to 08/01/2023)	545,000	205,025
Fresno Unified School District:
0.000%, 08/01/2032 (Callable 08/01/2023)
(Insured by BAM)	100,000	55,841
0.000%, 08/01/2033 (Callable 08/01/2023)
(Insured by BAM)	645,000	336,026
0.000%, 08/01/2034 (Callable 08/01/2023)
(Insured by BAM)	400,000	194,569
0.000%, 08/01/2035 (Callable 08/01/2023)
(Insured by BAM)	150,000	68,059
0.000%, 08/01/2036 (Callable 08/01/2023)
(Insured by BAM)	1,065,000	450,868
0.000%, 08/01/2039 (Callable 08/01/2023)
(Insured by BAM)	650,000	222,839
0.000%, 08/01/2040 (Callable 08/01/2023)
(Insured by BAM)	805,000	257,154
0.000%, 08/01/2041 (Callable 08/01/2023)
(Insured by BAM)	1,000,000	296,968
0.000%, 08/01/2044 (Callable 08/01/2023)	1,140,000	269,087
Healdsburg Unified School District,
0.000%, 08/01/2032 (Callable 08/01/2022)	90,000	54,233
Indio Finance Authority,
3.550%, 09/02/2029
(Callable 03/02/2024)(3)	6,056,000	5,990,674
Kern Community College District,
0.000%, 08/01/2023	2,000,000	1,940,300
La Mirada Redevelopment
Agency Successor Agency,
0.000%, 08/15/2027 (Insured by NATL)	500,000	426,944
Modesto Irrigation District,
1.639%, 09/01/2027 (3 Month LIBOR
USD + 0.580%) (Callable 08/01/2022)
(Insured by NATL)(2)	4,250,000	4,250,172
Moreno Valley Unified School District,
0.000%, 08/01/2025 (Insured by NATL)	3,025,000	2,768,232
Morongo Unified School District,
0.000%, 08/01/2039
(Pre-refunded to 08/15/2022)	170,000	60,870
Newman-Crows Landing
Unified School District,
0.000%, 08/01/2025	1,000,000	911,800
Oakland California University School District,
5.000%, 08/01/2029 (Callable 08/01/2026)	395,000	428,461
Ontario Public Financing Authority:
5.000%, 11/01/2024 (Insured by AGM)	100,000	106,397
5.000%, 11/01/2025 (Insured by AGM)	250,000	270,666
5.000%, 11/01/2027 (Insured by AGM)	175,000	195,150
Oro Grande Elementary School District,
4.000%, 09/15/2022	1,975,000	1,980,535
Piedmont Unified School District:
0.000%, 08/01/2029 (Callable 08/01/2023)	200,000	139,712
0.000%, 08/01/2036 (Callable 08/01/2023)	1,040,000	463,617
0.000%, 08/01/2037 (Callable 08/01/2023)	400,000	166,912
0.000%, 08/01/2038 (Callable 08/01/2023)	250,000	97,713
0.000%, 08/01/2039 (Callable 08/01/2023)	420,000	153,673
Redwood City Redevelopment
Agency Successor Agency,
0.000%, 07/15/2022 (Insured by AMBAC)	2,780,000	2,778,704
Ripon Unified School District:
0.000%, 08/01/2025 (Callable 08/01/2023)
(Insured by BAM)	60,000	53,743
0.000%, 08/01/2026 (Callable 08/01/2023)
(Insured by BAM)	35,000	29,761
0.000%, 08/01/2035 (Callable 08/01/2023)
(Insured by BAM)	585,000	298,983
Rosemead School District:
0.000%, 08/01/2032 (Callable 08/01/2023)
(Insured by AGM)	495,000	282,261
0.000%, 08/01/2033 (Callable 08/01/2023)
(Insured by AGM)	700,000	371,457
0.000%, 08/01/2035 (Callable 08/01/2023)
(Insured by AGM)	735,000	336,213
Roseville Natural Gas Financing Authority,
5.000%, 02/15/2023	330,000	334,754
Sacramento City Unified School District:
5.000%, 07/01/2022	100,000	100,000
5.000%, 07/01/2025 (Callable 07/21/2022)	170,000	170,251
5.000%, 07/01/2025 (Callable 07/01/2024)	725,000	761,474
0.000%, 07/01/2026 (Insured by AGM)	300,000	267,048
San Joaquin Hills
Transportation Corridor Agency,
0.000%, 01/15/2025 (Insured by NATL)	270,000	249,631
San Mateo Union High School District,
5.000%, 12/15/2043 (Pre-refunded
to 12/15/2024) (Insured by AMBAC)(6)	480,000	512,394
San Ysidro School District,
0.000%, 08/01/2024 (Insured by NATL)	1,625,000	1,529,767
State of California:
3.000%, 03/01/2029 (Callable 03/01/2025)	1,500,000	1,507,036
1.210%, 12/01/2029
(SIFMA Municipal Swap Index + 0.430%)
(Callable 12/01/2022)
(Mandatory Tender Date 12/01/2023)(2)	2,500,000	2,499,974
Sutter Union High School District,
0.000%, 06/01/2050
(Pre-refunded to 08/01/2025)	300,000	45,881
Tulare Union High School District,
0.000%, 08/01/2026 (Insured by NATL)	2,245,000	1,978,698
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)	8,000,000	7,788,297
Twin Rivers Unified School District:
0.000%, 08/01/2035 (Pre-refunded
to 02/01/2024) (Insured by BAM)	275,000	130,412
0.000%, 08/01/2036 (Pre-refunded
to 02/01/2024) (Insured by BAM)	135,000	59,806
University of California,
5.000%, 05/15/2025	1,000,000	1,081,193
Vallejo City Unified School District,
5.900%, 08/01/2025 (Insured by NATL)	500,000	520,035
Victor Valley Union High School District,
0.000%, 08/01/2044
(Pre-refunded to 08/01/2023)	1,000,000	298,689
Western Placer Unified School District:
2.000%, 06/01/2025 (Callable 06/01/2023)	3,625,000	3,487,889
2.000%, 06/01/2025 (Callable 06/01/2023)	3,300,000	3,192,187
Westminster School District:
0.000%, 08/01/2025 (Insured by AGC)	1,000,000	919,843
0.000%, 08/01/2036 (Callable 08/01/2023)
(Insured by BAM)	315,000	135,283
0.000%, 08/01/2038 (Callable 08/01/2023)
(Insured by BAM)	620,000	231,857
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Westminster School District: (cont.)
0.000%, 08/01/2048 (Callable 08/01/2023)
(Insured by BAM)	$2,660,000	$466,291
0.000%, 08/01/2053 (Callable 08/01/2023)
(Insured by BAM)	480,000	57,113
Total California
(Cost $133,571,413)		129,860,644	5.9%
Colorado
Adams & Arapahoe Joint School District,
5.000%, 12/01/2025 (Insured by ST AID)	1,380,000	1,504,918
Arapahoe County School District No. 5,
5.000%, 12/15/2030 (Callable 12/15/2025)
(Insured by ST AID)	590,000	641,250
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024 (Insured by BAM)	300,000	317,754
5.000%, 12/01/2025 (Insured by BAM)	315,000	339,217
City & County of Denver CO,
5.000%, 11/15/2031 (Mandatory
Tender Date 11/15/2022)(1)	3,275,000	3,312,390
Colorado Educational &
Cultural Facilities Authority:
5.000%, 12/01/2022	200,000	202,566
4.000%, 04/01/2023	35,000	35,529
5.000%, 10/01/2023	1,360,000	1,403,543
5.250%, 03/01/2025 (Insured by NATL)	1,950,000	2,059,714
4.000%, 07/01/2025	140,000	145,074
4.000%, 12/15/2025	575,000	580,163
5.000%, 06/15/2027 (Callable 06/15/2026)	635,000	685,746
Colorado Health Facilities Authority:
5.000%, 10/01/2023	300,000	311,290
5.000%, 12/01/2023
(Pre-refunded to 12/01/2022)	1,000,000	1,014,141
5.000%, 05/15/2025
(Pre-refunded to 05/15/2023)	320,000	328,717
5.000%, 10/01/2025	350,000	374,494
5.000%, 10/01/2026	425,000	457,212
5.000%, 12/01/2027
(Pre-refunded to 12/01/2022)	300,000	304,242
3.500%, 05/15/2030 (Callable 05/15/2023)	3,500,000	3,187,618
5.000%, 12/01/2030 (Callable 06/01/2025)	1,030,000	1,055,259
5.000%, 11/15/2036 (Mandatory
Tender Date 11/15/2023)(1)	195,000	202,681
2.800%, 05/15/2042 (Callable 11/15/2022)
(Mandatory Tender Date 05/15/2023)(1)	2,100,000	2,107,669
5.625%, 06/01/2043
(Pre-refunded to 06/01/2023)	1,080,000	1,117,627
5.000%, 06/01/2047
(Pre-refunded to 06/01/2027)	1,750,000	1,950,755
5.000%, 11/15/2048 (Mandatory
Tender Date 11/20/2025)(1)	195,000	210,866
5.000%, 08/01/2049 (Callable 02/01/2026)
(Mandatory Tender Date 08/01/2026)(1)	3,030,000	3,201,864
Colorado Housing & Finance Authority:
4.000%, 05/01/2048 (Callable 11/01/2026)
(Insured by GNMA)	260,000	263,755
4.250%, 11/01/2049 (Callable 11/01/2028)
(Insured by GNMA)	735,000	751,044
1.650%, 10/01/2057 (Mandatory
Tender Date 04/01/2023)
(Insured by FHA)(1)	2,415,000	2,403,960
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory
Tender Date 10/03/2022)(1)	555,000	554,280
Crystal Valley Metropolitan District No. 2,
5.000%, 12/01/2027 (Insured by AGM)	275,000	307,689
Denver City & County Housing Authority:
0.650%, 02/01/2025 (Insured by HUD)	245,000	233,345
0.700%, 08/01/2025 (Insured by HUD)	245,000	230,728
0.750%, 02/01/2026 (Insured by HUD)	245,000	228,095
Denver Health & Hospital Authority,
4.000%, 12/01/2027 (Callable 12/01/2023)	255,000	256,392
E-470 Public Highway Authority:
0.000%, 09/01/2022 (Insured by NATL)	30,000	29,916
1.381%, 09/01/2039 (SOFR + 0.350%)
(Callable 06/01/2024)
(Mandatory Tender Date 09/01/2024)(2)	7,525,000	7,420,903
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)	3,600,000	3,520,435
Garfield Pitkin & Eagle Counties
School District No. Re-1,
5.000%, 12/15/2028
(Pre-refunded to 12/15/2025)
(Insured by ST AID)	665,000	721,717
Gunnison County Crested
Butte Fire Protection District:
4.000%, 12/01/2022	765,000	772,052
4.000%, 12/01/2023	625,000	641,249
4.000%, 12/01/2024	650,000	674,921
4.000%, 12/01/2025	675,000	708,417
High Plains Metropolitan District:
4.000%, 12/01/2022 (Insured by NATL)	420,000	423,820
4.000%, 12/01/2024 (Insured by NATL)	225,000	233,359
Lincoln Park Metropolitan District,
4.000%, 12/01/2023 (Insured by AGM)	150,000	154,089
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025(3)	850,000	705,427
Regional Transportation District,
4.125%, 06/01/2034 (Callable 06/01/2023)	1,155,000	1,163,449
Sand Creek Metropolitan District,
4.000%, 12/01/2022 (Insured by AGM)	285,000	287,767
Southlands Metropolitan District No. 1:
3.000%, 12/01/2022	49,000	48,821
3.000%, 12/01/2022	50,000	49,817
Tallyns Reach Metropolitan District No. 3,
5.000%, 12/01/2023 (Insured by BAM)	30,000	31,189
Vauxmont Metropolitan District:
5.000%, 12/15/2025 (Callable 12/15/2024)
(Insured by AGM)	125,000	135,479
5.000%, 12/15/2026 (Callable 12/15/2024)
(Insured by AGM)	135,000	146,958
5.000%, 12/15/2027 (Callable 12/15/2024)
(Insured by AGM)	160,000	173,938
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)	200,000	210,233
Total Colorado
(Cost $51,619,595)		50,535,543	2.3%
Connecticut
City of Bridgeport CT:
5.000%, 02/15/2023	1,100,000	1,122,472
5.000%, 02/01/2024 (Insured by BAM)	475,000	497,060
5.000%, 02/15/2024	850,000	889,691
5.000%, 08/01/2024	175,000	184,995
5.000%, 02/15/2025	1,450,000	1,548,287
5.000%, 08/01/2025	200,000	215,505
5.000%, 02/15/2026	1,000,000	1,085,506
5.000%, 02/15/2027	2,480,000	2,725,964
5.000%, 08/01/2027	300,000	331,917

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
City of New Haven CT,
5.000%, 08/15/2022 (ETM)
(Insured by AGM)	$520,000	$522,167
City of West Haven CT:
4.000%, 09/15/2023	290,000	296,887
4.000%, 09/15/2025	505,000	528,867
4.000%, 09/15/2026	505,000	532,401
4.000%, 09/15/2027	245,000	259,399
Connecticut Housing Finance Authority:
4.000%, 11/15/2044 (Callable 11/15/2023)	35,000	35,351
4.000%, 11/15/2045 (Callable 11/15/2027)	120,000	121,729
4.000%, 05/15/2049 (Callable 11/15/2028)	1,175,000	1,191,966
3.500%, 11/15/2051 (Callable 05/15/2031)	3,500,000	3,463,865
1.625%, 11/15/2059 (Callable 08/01/2022)
(Mandatory Tender Date 11/15/2022)
(Insured by HUD)(1)	985,000	984,844
Connecticut State Health &
Educational Facilities Authority:
5.000%, 07/01/2022	1,300,000	1,300,000
5.000%, 07/01/2023	855,000	875,486
5.000%, 07/01/2023	170,000	174,073
5.000%, 07/01/2024	965,000	1,001,526
5.000%, 07/01/2025	460,000	485,990
2.750%, 01/01/2026
(Callable 08/01/2022)(3)	450,000	433,128
5.000%, 11/01/2026
(Pre-refunded to 11/01/2022)	445,000	450,186
5.000%, 07/01/2027	210,000	226,932
5.000%, 07/01/2028 (Callable 07/01/2024)	685,000	710,188
5.000%, 07/01/2028	300,000	325,310
Connecticut State Higher Education
Supplement Loan Authority:
5.000%, 11/15/2022 (ETM)	500,000	506,440
5.000%, 11/15/2023 (ETM)	400,000	416,763
5.000%, 11/15/2023 (ETM)	850,000	885,623
5.000%, 11/15/2024 (ETM)	450,000	479,688
5.000%, 11/15/2024 (ETM)	225,000	239,844
Southeastern Connecticut Water Authority,
4.000%, 09/01/2022 (Callable 08/01/2022)
(Insured by ST AID)	85,000	85,172
State of Connecticut:
1.730%, 03/01/2024 (SIFMA
Municipal Swap Index + 0.950%)(2)	270,000	272,932
4.000%, 06/15/2025	1,000,000	1,047,436
5.000%, 09/15/2026	1,000,000	1,106,299
5.000%, 10/01/2026	1,040,000	1,151,519
5.000%, 06/15/2027	500,000	559,931
5.000%, 10/01/2027 (Callable 10/01/2023)	1,005,000	1,038,890
5.000%, 08/01/2028 (Callable 08/01/2025)	1,515,000	1,623,202
Town of Hamden CT:
5.000%, 08/01/2022 (Insured by BAM)	285,000	285,762
5.000%, 08/01/2023 (Insured by BAM)	150,000	154,817
Town of Plainfield CT,
3.375%, 07/15/2026 (Callable 07/15/2024)	275,000	280,376
Town of Plymouth CT,
3.000%, 10/15/2027 (Callable 10/15/2024)
(Insured by BAM)	300,000	303,567
Town of Stratford CT:
5.000%, 05/15/2026 (Insured by BAM)	265,000	288,981
5.000%, 05/15/2028 (Insured by BAM)	400,000	444,015
University of Connecticut:
5.000%, 05/01/2024	1,600,000	1,682,698
5.000%, 05/01/2025	2,000,000	2,149,707
5.000%, 11/15/2026 (Callable 11/15/2022)	760,000	767,928
Total Connecticut
(Cost $39,113,129)		38,293,282	1.7%
Delaware
City of Wilmington DE,
5.000%, 11/01/2029
(Callable 11/01/2025)	780,000	845,518
Delaware Municipal Electric Corp.:
5.000%, 10/01/2024 (Insured by BAM)	230,000	244,724
5.000%, 10/01/2025 (Insured by BAM)	140,000	152,156
Delaware State Economic
Development Authority:
5.000%, 10/01/2028 (Callable 10/01/2024)
(Insured by AGM)	1,000,000	1,048,457
5.000%, 10/01/2029 (Callable 10/01/2022)	1,000,000	1,005,015
Delaware State Housing Authority,
2.600%, 07/01/2043 (Callable 06/01/2023)
(Insured by GNMA)	103,038	97,530
Delaware Transportation Authority,
2.500%, 07/01/2029 (Callable 07/01/2026)	1,000,000	982,498
Total Delaware
(Cost $4,537,782)		4,375,898	0.2%
District of Columbia
District of Columbia:
5.000%, 07/01/2025	500,000	526,055
5.000%, 12/01/2026 (Callable 12/01/2022)	310,000	313,888
4.000%, 12/01/2028 (Callable 12/01/2022)	415,000	417,827
3.000%, 06/01/2030	1,205,000	1,101,039
District of Columbia Housing Finance Agency:
3.500%, 06/15/2023	100,000	100,775
0.350%, 04/01/2025 (Mandatory Tender
Date 04/01/2024) (Insured by FNMA)(1)	1,800,000	1,714,874
1.750%, 09/01/2025 (Mandatory Tender
Date 09/01/2023) (Insured by FHA)(1)	2,260,000	2,241,210
1.450%, 02/01/2039
(Mandatory Tender Date 08/01/2022)(1)	180,000	179,961
District of Columbia Water
& Sewer Authority,
3.000%, 10/01/2057 (Callable 07/01/2027)
(Mandatory Tender Date 10/01/2027)(1)	12,100,000	11,932,425
Metropolitan Washington Airports Authority,
5.000%, 10/01/2028 (Callable 10/01/2026)	500,000	545,090
Total District of Columbia
(Cost $19,709,572)		19,073,144	0.9%
Florida
Capital Trust Agency, Inc.:
4.000%, 12/15/2024	215,000	216,169
4.000%, 11/01/2025
(Pre-refunded to 11/01/2022)	195,000	196,572
4.250%, 12/01/2042
(Pre-refunded to 12/01/2022)	65,000	68,934
City of Auburndale FL,
5.250%, 12/01/2023 (Insured by AGC)	1,010,000	1,056,520
City of Gainesville FL,
0.370%, 10/01/2042
(Optional Put Date 07/01/2022)(1)	10,000,000	10,000,000
City of Jacksonville FL:
5.000%, 11/01/2022	100,000	101,143
5.000%, 10/01/2025	500,000	539,994
5.000%, 10/01/2029 (Callable 10/01/2026)	1,175,000	1,295,997
0.780%, 08/01/2036 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	2,100,000	2,100,000
0.780%, 08/01/2036 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	3,000,000	3,000,000
City of Lakeland FL,
5.000%, 11/15/2028 (Callable 11/15/2026)	640,000	684,840

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
City of Melbourne FL,
0.000%, 10/01/2023 (Insured by NATL)	$100,000	$97,410
City of Orlando FL,
5.000%, 11/01/2025 (Insured by AGM)	1,000,000	1,090,023
City of Port St. Lucie FL,
5.250%, 09/01/2022 (Insured by NATL)	100,000	100,604
City of Tallahassee FL:
5.000%, 12/01/2022	475,000	481,249
5.000%, 12/01/2024	200,000	210,780
5.000%, 12/01/2025	500,000	533,893
5.000%, 12/01/2026 (Callable 12/01/2025)	955,000	1,013,477
5.000%, 12/01/2027 (Callable 12/01/2025)	400,000	421,771
County of Brevard FL,
5.000%, 07/01/2031 (Callable 07/01/2027)	550,000	597,287
County of Broward FL:
5.000%, 09/01/2025 (Callable 09/01/2023)	1,540,000	1,596,372
5.000%, 09/01/2026 (Callable 09/01/2023)	1,045,000	1,083,375
5.000%, 09/01/2027 (Callable 09/01/2023)	1,525,000	1,581,180
4.000%, 10/01/2042 (Callable 10/01/2022)	300,000	291,136
County of Miami-Dade FL:
0.000%, 10/01/2023 (ETM)
(Insured by NATL)	200,000	195,250
5.000%, 10/01/2027 (Callable 10/01/2025)	500,000	532,973
0.000%, 10/01/2028 (ETM)
(Insured by NATL)	50,000	42,059
5.000%, 10/01/2030 (Callable 10/01/2025)	1,295,000	1,377,760
4.500%, 03/01/2033 (Callable 03/01/2023)	200,000	201,995
Florida Department of
Environmental Protection,
5.000%, 07/01/2025	525,000	568,104
Florida Development Finance Corp.:
5.000%, 04/01/2023	275,000	281,493
4.000%, 06/15/2024	860,000	875,761
2.625%, 12/15/2024(3)	285,000	278,380
5.000%, 04/01/2025	200,000	211,376
5.000%, 06/15/2025	220,000	230,449
5.250%, 02/01/2026
(Pre-refunded to 08/01/2023)	100,000	103,660
1.750%, 06/01/2026
(Callable 03/01/2023)(3)	2,045,000	1,875,242
5.000%, 06/15/2026	370,000	390,361
5.000%, 06/15/2026	270,000	284,756
2.375%, 06/01/2027
(Callable 06/01/2023)(3)	830,000	753,116
5.000%, 06/15/2027	390,000	414,277
5.000%, 06/15/2027	285,000	302,608
5.000%, 06/15/2028 (Callable 06/15/2027)	355,000	374,790
3.000%, 07/01/2031(3)	1,225,000	1,064,718
6.000%, 02/01/2033
(Pre-refunded to 08/01/2023)	170,000	177,533
Florida Gulf Coast University Financing Corp.:
5.000%, 02/01/2023	240,000	244,560
5.000%, 02/01/2024	250,000	260,857
5.000%, 02/01/2027	270,000	293,219
Florida Higher Educational
Facilities Financial Authority:
5.000%, 04/01/2028 (Callable 04/01/2026)	485,000	515,089
5.000%, 11/01/2032 (Callable 11/01/2026)	965,000	1,019,057
Florida Housing Finance Corp.:
4.350%, 01/01/2046 (Callable 07/01/2022)
(Insured by FHLMC)	5,000	5,000
4.000%, 07/01/2047 (Callable 07/01/2025)
(Insured by GNMA)	60,000	60,777
4.000%, 07/01/2049 (Callable 07/01/2027)
(Insured by GNMA)	1,140,000	1,155,601
Florida Municipal Loan Council:
4.000%, 12/01/2022 (Insured by AGM)	155,000	156,524
0.000%, 04/01/2023 (Insured by NATL)	265,000	259,827
5.000%, 12/01/2023 (Insured by AGM)	160,000	166,590
5.000%, 12/01/2024 (Insured by AGM)	85,000	90,441
Florida State Turnpike Authority,
3.000%, 07/01/2026 (Callable 07/01/2022)	1,000,000	1,000,000
Herons Glen Recreation District,
2.500%, 05/01/2027 (Insured by BAM)	250,000	242,775
Highlands County Health Facilities Authority,
0.780%, 11/15/2035 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	6,000,000	6,000,000
Hillsborough County Industrial
Development Authority,
3.500%, 10/01/2028 (Callable 10/01/2023)	405,000	405,371
Hillsborough County School Board,
5.000%, 07/01/2028 (Callable 07/01/2026)	370,000	403,171
Hollywood Beach Community
Development District I,
5.000%, 10/01/2027	545,000	585,886
Hollywood Community
Redevelopment Agency:
5.000%, 03/01/2023	665,000	678,454
5.000%, 03/01/2024	820,000	856,826
Jacksonville Electric Authority:
5.000%, 10/01/2023	150,000	155,833
5.000%, 10/01/2023	210,000	218,166
Lee County School Board,
5.000%, 08/01/2023	190,000	196,658
Lee Memorial Health System,
1.050%, 04/01/2049 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	5,375,000	5,375,000
Miami Beach Health Facilities Authority,
4.000%, 11/15/2025
(Pre-refunded to 11/15/2022)	735,000	741,911
Miami-Dade County Educational
Facilities Authority,
5.000%, 04/01/2023	150,000	153,519
Orange County Convention Center:
5.000%, 10/01/2028 (Callable 10/01/2025)	75,000	80,237
5.000%, 10/01/2029 (Callable 10/01/2025)	2,005,000	2,136,142
Orange County Health Facilities Authority:
4.000%, 08/01/2024	25,000	25,678
5.000%, 08/01/2028 (Callable 08/01/2024)	2,000,000	2,077,416
Orange County Housing Finance Authority:
4.000%, 09/01/2040 (Callable 09/01/2024)
(Insured by GNMA)	120,000	121,169
4.250%, 09/01/2049 (Callable 09/01/2027)
(Insured by GNMA)	175,000	178,699
Osceola County Expressway Authority,
0.000%, 10/01/2024 (ETM)	275,000	260,823
Palm Beach County Health
Facilities Authority:
5.000%, 11/15/2022	220,000	221,675
5.000%, 12/01/2031
(Pre-refunded to 12/01/2024)	1,250,000	1,335,168
Pinellas County Housing Authority,
1.000%, 11/01/2027 (Insured by FNMA)	2,840,000	2,624,287
Pinellas County Industrial
Development Authority,
5.000%, 07/01/2029	525,000	540,479
Reedy Creek Improvement District,
5.000%, 10/01/2024 (Callable 10/01/2023)	145,000	150,529

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Sarasota County Public Hospital District,
5.250%, 07/01/2024 (Insured by NATL)	$130,000	$135,583
School Board of Miami-Dade County,
5.000%, 05/01/2031
(Mandatory Tender Date 05/01/2024)(1)	955,000	1,002,781
Seminole County Industrial
Development Authority:
4.000%, 06/15/2024(3)	130,000	129,373
4.000%, 06/15/2025(3)	100,000	98,959
4.000%, 06/15/2026(3)	155,000	152,114
4.000%, 06/15/2027(3)	240,000	233,794
St. Johns River Power Park,
5.000%, 10/01/2024 (Callable 08/01/2022)	105,000	105,671
St. Lucie County School Board,
5.000%, 07/01/2027 (Callable 07/01/2023)	1,150,000	1,183,945
Sumter County Industrial
Development Authority,
5.000%, 07/01/2026 (Callable 07/01/2024)	2,000,000	2,084,209
Tender Option Bond Trust,
0.980%, 04/01/2053 (Callable 04/01/2028)
(Optional Put Date 07/07/2022)(1)(3)	6,000,000	6,000,000
UCF Convocation Corp.:
5.000%, 10/01/2028 (Callable 10/01/2025)	655,000	709,521
5.000%, 10/01/2030 (Callable 10/01/2025)	935,000	1,009,789
University of North Florida Financing Corp.,
5.000%, 11/01/2023 (Insured by AGM)	485,000	501,391
University of West Florida,
5.000%, 06/01/2026	1,000,000	1,091,310
Volusia County Educational Facility Authority:
5.000%, 10/15/2029 (Callable 04/15/2025)	1,035,000	1,080,923
5.000%, 10/15/2033 (Callable 04/15/2025)	550,000	570,676
Volusia County School Board,
5.000%, 08/01/2031 (Callable 08/01/2024)	1,715,000	1,806,876
Total Florida
(Cost $90,019,828)		87,785,716	4.0%
Georgia
Athens Housing Authority:
5.000%, 06/15/2027	1,570,000	1,750,429
5.000%, 06/15/2028 (Callable 06/15/2027)	1,755,000	1,944,607
Atlanta Development Authority,
5.000%, 07/01/2024	140,000	147,603
Atlanta Urban Residential Finance Authority:
1.350%, 01/01/2025 (Callable 07/21/2022)
(Mandatory Tender Date 01/01/2023)
(Insured by HUD)(1)(3)	2,000,000	1,993,223
2.000%, 09/01/2025
(Mandatory Tender Date 09/01/2024)(1)	8,053,000	7,949,416
Barnesville-Lamar County Industrial
Development Authority,
5.000%, 06/01/2028	350,000	392,692
Burke County Development Authority:
2.250%, 10/01/2032
(Mandatory Tender Date 05/25/2023)(1)	170,000	169,179
1.500%, 01/01/2040
(Mandatory Tender Date 02/03/2025)(1)	6,695,000	6,416,395
0.700%, 11/01/2048
(Optional Put Date 07/01/2022)(1)	2,700,000	2,700,000
1.700%, 12/01/2049
(Mandatory Tender Date 08/22/2024)(1)	1,680,000	1,627,004
0.700%, 11/01/2052
(Optional Put Date 07/01/2022)(1)	3,200,000	3,200,000
City of Atlanta GA:
5.000%, 01/01/2023
(Callable 08/01/2022)	450,000	451,136
5.000%, 01/01/2024 (Callable 08/01/2022)	515,000	516,255
4.000%, 07/01/2026 (Callable 07/01/2023)	100,000	101,320
Clayton County Development Authority:
5.000%, 07/01/2024	200,000	210,861
5.000%, 07/01/2025	210,000	225,788
5.000%, 07/01/2027	305,000	338,789
Cobb-Marietta Coliseum &
Exhibit Hall Authority,
5.500%, 10/01/2026 (Insured by NATL)	755,000	804,375
Development Authority for Fulton County:
5.000%, 10/01/2025	975,000	1,048,570
5.000%, 10/01/2026	1,490,000	1,628,966
5.000%, 10/01/2027	1,015,000	1,125,544
Development Authority of Appling County:
0.700%, 09/01/2029
(Optional Put Date 07/01/2022)(1)	1,000,000	1,000,000
1.500%, 01/01/2038
(Mandatory Tender Date 02/03/2025)(1)	900,000	862,548
0.270%, 09/01/2041
(Optional Put Date 07/01/2022)(1)	11,215,000	11,215,000
Development Authority of Bulloch County:
5.000%, 07/01/2023	260,000	268,323
5.000%, 07/01/2024	200,000	210,861
5.000%, 07/01/2025	315,000	338,683
5.000%, 07/01/2026	330,000	360,632
Development Authority of Cobb County:
5.000%, 07/15/2024 (ETM)	445,000	471,173
5.000%, 07/15/2024	1,455,000	1,533,872
Development Authority of Monroe County:
2.250%, 07/01/2025 (Callable 06/13/2024)	1,390,000	1,344,966
0.700%, 04/01/2032
(Optional Put Date 07/01/2022)(1)	1,400,000	1,400,000
0.700%, 11/01/2048
(Optional Put Date 07/01/2022)(1)	2,400,000	2,400,000
Fayette County Hospital Authority,
5.000%, 07/01/2054 (Callable 01/01/2024)
(Mandatory Tender Date 07/01/2024)(1)	1,755,000	1,822,181
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	610,000	693,397
George L Smith II Congress Center Authority,
3.625%, 01/01/2031(3)	5,120,000	4,517,063
Georgia Higher Education Facilities Authority,
5.000%, 06/15/2027	1,815,000	2,014,667
Housing Authority of Clayton County,
1.400%, 04/01/2025 (Callable 01/01/2023)
(Mandatory Tender Date 04/01/2023)(1)(3)	1,900,000	1,886,480
Macon-Bibb County Housing Authority:
1.625%, 10/01/2024 (Callable 07/21/2022)
(Mandatory Tender Date 10/01/2022)
(Insured by HUD)(1)	3,500,000	3,473,857
1.400%, 11/01/2024 (Callable 07/21/2022)
(Mandatory Tender Date 11/01/2022)
(Insured by HUD)(1)	1,250,000	1,247,877
Main Street Natural Gas, Inc.:
5.000%, 05/15/2026	610,000	642,874
5.000%, 09/01/2026 (Callable 06/01/2026)	500,000	522,617
1.898%, 04/01/2048
(1 Month LIBOR USD + 0.750%)
(Callable 06/01/2023)
(Mandatory Tender Date 09/01/2023)(2)	4,965,000	4,929,190

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Main Street Natural Gas, Inc.: (cont.)
4.000%, 08/01/2048 (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(1)	$500,000	$510,088
4.000%, 08/01/2049 (Callable 09/01/2024)
(Mandatory Tender Date 12/02/2024)(1)	385,000	395,827
4.000%, 03/01/2050 (Callable 06/01/2026)
(Mandatory Tender Date 09/01/2026)(1)	8,330,000	8,356,538
4.000%, 07/01/2052 (Callable 06/01/2027)
(Mandatory Tender Date 09/01/2027)(1)	6,700,000	6,869,476
4.000%, 08/01/2052 (Callable 05/01/2027)
(Mandatory Tender Date 11/01/2027)(1)(3)	14,750,000	14,506,817
Monroe County Public Facilities Authority:
5.000%, 06/01/2024	180,000	189,632
5.000%, 06/01/2025	200,000	214,984
Municipal Electric Authority of Georgia,
5.000%, 01/01/2028 (Callable 07/01/2026)	1,500,000	1,613,261
Pelham School District:
5.000%, 09/01/2022 (Insured by ST AID)	125,000	125,687
5.000%, 09/01/2023 (Insured by ST AID)	290,000	299,972
5.000%, 09/01/2024 (Insured by ST AID)	210,000	221,956
Private Colleges & Universities Authority:
5.000%, 06/01/2024	325,000	339,533
1.200%, 10/01/2039
(SIFMA Municipal Swap Index + 0.420%)
(Callable 07/21/2022)
(Mandatory Tender Date 08/16/2022)(2)	2,200,000	2,200,129
Total Georgia
(Cost $118,034,532)		113,742,313	5.2%
Idaho
Boise-Kuna Irrigation District,
5.000%, 06/01/2025 (Callable 12/01/2024)	555,000	589,719
Idaho Housing & Finance Association:
5.000%, 08/15/2024	400,000	423,728
5.000%, 08/15/2025	400,000	432,330
Total Idaho
(Cost $1,458,452)		1,445,777	0.1%
Illinois
Adams & Hancock Counties Community
Unit School District No. 4,
4.000%, 12/01/2026 (Callable 12/01/2025)
(Insured by BAM)	275,000	288,189
Channahon Park District:
4.000%, 12/15/2025 (Insured by BAM)	365,000	382,556
4.000%, 12/15/2026 (Insured by BAM)	380,000	401,873
4.000%, 12/15/2027 (Insured by BAM)	395,000	420,125
Chicago Board of Education:
0.000%, 12/01/2022 (Insured by NATL)	7,485,000	7,409,127
0.000%, 12/01/2022 (Insured by BHAC)	125,000	124,022
5.000%, 12/01/2022 (Insured by AGM)	145,000	146,890
5.000%, 12/01/2023 (Insured by AGM)	500,000	518,825
5.250%, 12/01/2023 (Insured by AGC)	675,000	693,239
Chicago Park District:
5.000%, 01/01/2024 (ETM)	1,150,000	1,202,643
5.000%, 01/01/2024	155,000	160,980
City of Chicago IL:
5.000%, 01/01/2024 (Callable 08/01/2022)	705,000	706,697
5.000%, 11/01/2026	2,900,000	3,100,029
0.000%, 01/01/2027 (Insured by NATL)	5,335,000	4,612,647
5.000%, 01/01/2027 (Callable 01/01/2025)	1,085,000	1,143,673
5.000%, 11/01/2028	1,000,000	1,057,218
City of Country Club Hills IL:
3.000%, 01/01/2025 (Insured by BAM)	190,000	191,901
3.000%, 01/01/2026 (Insured by BAM)	285,000	287,329
3.000%, 01/01/2027 (Insured by BAM)	175,000	176,177
3.000%, 01/01/2028 (Insured by BAM)	185,000	185,159
City of Evanston IL,
3.000%, 12/01/2028	6,235,000	6,318,406
City of Galesburg IL:
5.000%, 10/01/2025	125,000	132,710
5.000%, 10/01/2026	145,000	155,275
5.000%, 10/01/2027	175,000	188,738
5.000%, 10/01/2028	175,000	188,963
City of Oregon IL,
4.000%, 12/01/2024
(Pre-refunded to 12/01/2022)	105,000	106,054
City of Princeton IL:
4.000%, 11/01/2022 (Insured by AGM)	100,000	100,738
4.000%, 01/01/2023 (Insured by AGM)	50,000	50,499
4.000%, 01/01/2025 (Insured by AGM)	120,000	124,872
City of Rock Island IL,
3.000%, 12/01/2022	435,000	437,437
City of Rockford IL,
5.000%, 12/15/2023 (Insured by BAM)	110,000	114,635
City of Springfield IL:
5.000%, 12/01/2023	155,000	161,384
5.000%, 03/01/2024	180,000	188,084
City of Waukegan IL,
3.000%, 12/30/2022	365,000	367,219
Cook County Community Unit
School District No. 401,
4.000%, 12/01/2026	3,030,000	3,194,978
Cook County High School District No. 209,
4.000%, 12/01/2030 (Callable 12/01/2024)
(Insured by AGM)	575,000	593,986
Cook County School District No. 130,
5.000%, 12/01/2025 (Insured by AGM)	1,320,000	1,425,956
Cook County School District No. 154,
3.500%, 12/01/2024 (Insured by BAM)	114,000	116,020
Cook County School District No. 159:
0.000%, 12/01/2022
(ETM) (Insured by AGM)	1,225,000	1,217,029
0.000%, 12/01/2022 (Insured by AGM)	20,000	19,828
Cook County School District No. 99:
4.000%, 12/01/2024	760,000	787,847
4.000%, 12/01/2026 (Insured by BAM)	1,150,000	1,209,499
4.000%, 12/01/2027 (Insured by BAM)	1,195,000	1,262,375
Cook County Township
High School District No. 201,
0.000%, 12/01/2025 (Insured by AGM)	165,000	148,317
Cook County Township
High School District No. 220,
5.000%, 12/01/2027 (Insured by BAM)	1,000,000	1,114,599
County of Cook IL:
5.000%, 11/15/2028 (Callable 11/15/2026)	3,000,000	3,255,256
5.000%, 11/15/2032 (Callable 11/15/2027)	1,000,000	1,098,313
County of Washington IL,
4.000%, 12/15/2024 (Insured by AGM)	250,000	260,007
DuPage County Community
Unit School District No. 202,
5.000%, 12/30/2026	500,000	555,038
Exceptional Children Have Opportunities:
5.000%, 12/01/2024	380,000	402,671
5.000%, 12/01/2025	505,000	544,166
5.000%, 12/01/2025	245,000	264,001
5.000%, 12/01/2026	530,000	581,665
5.000%, 12/01/2026	255,000	279,858
Fulton, Mason, Knox, Schuyler, Etc. Counties
Community College District No. 534,
4.000%, 12/01/2027 (Pre-refunded
to 12/01/2022) (Insured by BAM)	90,000	90,922
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Hampshire Special Service Area No. 13:
3.000%, 03/01/2023 (Insured by BAM)	$210,000	$211,034
3.000%, 03/01/2026 (Insured by BAM)	90,000	89,769
Hoffman Estates Park District,
5.000%, 12/01/2025	2,120,000	2,229,390
Illinois Development Finance Authority,
0.000%, 07/15/2025 (ETM)	2,885,000	2,675,212
Illinois Finance Authority:
5.000%, 09/01/2022	200,000	200,925
5.000%, 05/15/2023	120,000	123,346
5.000%, 08/01/2023	1,455,000	1,486,887
5.000%, 09/01/2023	400,000	411,153
5.000%, 05/15/2024	350,000	367,468
5.000%, 11/01/2024	385,000	400,730
5.000%, 08/15/2027 (Callable 08/15/2025)	1,000,000	1,054,250
5.000%, 11/15/2028 (Callable 05/15/2025)	3,200,000	3,352,372
5.000%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,671,698
5.000%, 10/01/2030 (Callable 10/01/2026)	500,000	530,432
4.000%, 11/01/2030	2,995,000	3,087,811
4.000%, 12/01/2032 (Callable 06/01/2026)	1,000,000	993,022
2.264%, 11/01/2034 (SOFR + 1.200%)
(Callable 03/01/2025) (Mandatory
Tender Date 09/01/2025)(2)	2,000,000	1,984,116
4.000%, 07/01/2038
(Pre-refunded to 07/01/2026)	4,980,000	5,264,179
1.480%, 05/01/2042
(SIFMA Municipal Swap Index + 0.700%)
(Callable 05/01/2025) (Mandatory
Tender Date 05/01/2026)(2)	2,540,000	2,453,357
1.660%, 01/01/2046
(SIFMA Municipal Swap Index + 0.750%)
(Callable 07/01/2022) (Mandatory
Tender Date 07/01/2023)(2)	835,000	835,000
5.000%, 05/15/2050 (Callable 05/15/2026)
(Mandatory Tender Date 11/15/2026)(1)	4,015,000	4,326,143
Illinois Housing Development Authority:
2.600%, 10/01/2025 (Insured by GNMA)	475,000	474,403
2.750%, 04/01/2026 (Insured by GNMA)	605,000	605,545
2.450%, 06/01/2043 (Callable 01/01/2023)
(Insured by GNMA)	199,483	162,406
4.500%, 10/01/2048 (Callable 04/01/2028)
(Insured by GNMA)	380,000	390,473
4.250%, 10/01/2049 (Callable 04/01/2028)
(Insured by GNMA)	1,360,000	1,388,650
1.780%, 05/15/2050
(SIFMA Municipal Swap Index + 1.000%)
(Callable 11/15/2024) (Mandatory
Tender Date 05/15/2025)(2)	200,000	201,072
Illinois Sports Facilities Authority,
5.000%, 06/15/2028 (Insured by BAM)	1,000,000	1,097,645
Joliet Park District,
4.000%, 02/01/2023 (Insured by BAM)	150,000	151,905
Joliet Regional Port District,
4.000%, 06/30/2025 (Callable 06/30/2024)
(Insured by AGM)	40,000	41,329
Kane & DeKalb Counties Community
Unit School District No. 302,
5.000%, 02/01/2026	500,000	541,691
Kane County School District No. 131,
3.500%, 06/01/2024 (Callable 08/01/2022)
(Insured by AGM)	5,000	5,008
Kankakee, Iroquois, Ford, Etc. Counties
Community Unit School District No. 2,
4.000%, 12/01/2023 (Insured by AGM)	445,000	457,194
Kankakee, Will, Grundy, Etc. Counties
Community College District No. 520,
3.500%, 12/01/2026	3,340,000	3,391,958
Kendall County Forest Preserve District,
4.000%, 01/01/2025 (Insured by BAM)	215,000	223,729
Kendall Kane & Will Counties Community
Unit School District No. 308:
5.000%, 02/01/2025 (Insured by BAM)	2,640,000	2,815,425
5.000%, 02/01/2026 (Insured by BAM)	2,775,000	3,011,329
Lake County Community
Unit School District No. 116,
5.000%, 01/15/2025 (Callable 01/15/2023)	340,000	346,189
Lake County Elementary
School District No. 6:
0.000%, 12/01/2022 (Insured by AMBAC)	115,000	113,775
0.000%, 12/01/2024 (Insured by AMBAC)	70,000	64,394
Lake County School District No. 38:
0.000%, 02/01/2023 (Insured by AMBAC)	1,135,000	1,119,433
0.000%, 02/01/2025 (Insured by AMBAC)	210,000	193,714
Logan, Sangamon, Etc. Counties Community
Unit School District No. 23,
5.000%, 12/01/2022 (Insured by AGM)	520,000	527,204
Macon & De Witt Counties Community
Unit School District No. 1,
2.250%, 12/01/2022 (Callable 08/01/2022)	60,000	60,029
Macon County School District No. 61:
4.000%, 12/01/2025 (Insured by AGM)	345,000	361,928
4.000%, 12/01/2026 (Insured by AGM)	460,000	486,937
4.000%, 12/01/2027 (Insured by AGM)	850,000	901,862
Madison-Macoupin, Etc. Counties
Community College District No. 536,
4.000%, 05/01/2025 (Insured by AGM)	400,000	415,925
McHenry & Kane Counties Community
Consolidated School District No. 158,
0.000%, 01/01/2024	1,600,000	1,544,665
McHenry County Community
Unit School District No. 200,
5.250%, 01/15/2027 (Callable 01/15/2024)	160,000	168,056
Menard Cass & Sangamon Counties
Community Unit School District No. 202,
4.000%, 12/01/2022 (Insured by AGM)	300,000	302,827
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023 (Insured by NATL)	100,000	102,972
0.000%, 06/15/2024 (Insured by NATL)	35,000	33,005
3.000%, 06/15/2024 (Callable 12/15/2023)	1,000,000	993,868
3.000%, 06/15/2025 (Callable 12/15/2024)	1,000,000	985,314
0.000%, 12/15/2025 (Insured by NATL)	65,000	57,993
Metropolitan Water Reclamation
District of Greater Chicago,
5.000%, 12/01/2027 (Callable 12/01/2026)	535,000	591,846
Newport Township Fire Protection District,
4.000%, 01/01/2023 (Insured by BAM)	135,000	136,307
Northern Illinois University:
5.000%, 04/01/2025 (Insured by BAM)	425,000	450,791
5.000%, 10/01/2027 (Insured by BAM)	350,000	383,820
5.000%, 10/01/2029 (Insured by BAM)	315,000	351,162
5.000%, 10/01/2030 (Insured by BAM)	325,000	364,727
Park Ridge Park District:
4.000%, 12/01/2027	425,000	452,247
2.500%, 12/01/2028	4,110,000	4,069,998
Pike & Adams Counties Community
Unit School District No. 4,
4.000%, 12/01/2024 (Insured by BAM)	345,000	358,638
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030 (Callable 03/01/2025)	235,000	241,410

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Regional Transportation Authority,
5.750%, 06/01/2023 (Insured by AGM)	$40,000	$41,431
Sales Tax Securitization Corp.,
5.000%, 01/01/2024	200,000	209,095
Shelby Christian Macon Counties
Community School District No. 21:
4.000%, 12/01/2025 (Callable 12/01/2023)
(Insured by AGM)	400,000	411,355
4.000%, 12/01/2026 (Callable 12/01/2023)
(Insured by AGM)	435,000	447,042
South Sangamon Water Commission,
4.000%, 01/01/2027 (Insured by AGM)	400,000	417,067
Southwestern Illinois Development Authority,
7.125%, 11/01/2030
(Pre-refunded to 11/01/2023)	195,000	208,193
Springfield Metropolitan
Exposition & Auditorium Authority,
3.000%, 12/01/2025 (Insured by BAM)	250,000	252,161
St. Charles Public Library District,
4.000%, 11/01/2028 (Callable 11/01/2024)	455,000	474,595
St. Clair County Community
Consolidated School District No. 90,
0.000%, 12/01/2022	190,000	188,430
St. Clair County School District No. 119,
5.000%, 04/01/2023 (Insured by AGM)	300,000	307,173
St. Clair County Township
High School District No. 203,
4.000%, 12/01/2022	400,000	403,932
State of Illinois:
5.000%, 06/15/2023	270,000	276,159
5.000%, 06/15/2023	670,000	685,284
5.000%, 06/15/2026	6,560,000	7,002,163
6.000%, 06/15/2026 (Insured by BAM)	200,000	224,663
Town of Cicero IL,
4.000%, 01/01/2026 (Insured by BAM)	590,000	608,737
United City of Yorkville IL,
4.050%, 12/01/2027 (Callable 12/01/2023)	120,000	122,808
University of Illinois:
5.000%, 04/01/2026	1,905,000	2,066,036
5.000%, 04/01/2027	2,000,000	2,199,790
Upper Illinois River Valley
Development Authority:
5.000%, 12/01/2022	680,000	688,306
5.000%, 12/01/2023	400,000	412,305
Village of Calumet Park IL,
5.250%, 12/01/2029 (Callable 12/01/2024)
(Insured by BAM)	500,000	528,482
Village of Crestwood IL:
4.000%, 12/15/2023 (Insured by BAM)	540,000	555,105
4.500%, 12/15/2025 (Callable 12/15/2022)
(Insured by BAM)	60,000	60,584
Village of Glendale Heights IL,
4.000%, 12/15/2030 (Callable 12/15/2027)	750,000	779,904
Village of Kenilworth IL:
4.000%, 12/01/2022	415,000	418,995
4.000%, 12/01/2024	375,000	391,707
4.000%, 12/01/2025	390,000	412,450
4.000%, 12/01/2026	405,000	432,614
4.000%, 12/01/2027	220,000	236,743
Village of Lansing IL:
5.000%, 03/01/2023 (Insured by AGM)	275,000	280,019
5.000%, 03/01/2024 (Insured by BAM)	230,000	238,993
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)
(Insured by BAM)	25,000	25,357
Village of Matteson IL,
4.000%, 12/01/2026 (Insured by BAM)	400,000	420,080
Village of Orland Hills IL:
4.000%, 12/01/2022 (Insured by BAM)	145,000	146,136
4.000%, 12/01/2023 (Insured by BAM)	130,000	132,943
Village of Rantoul IL,
4.300%, 01/01/2025 (Callable 01/01/2023)	125,000	126,384
Village of Richton Park IL,
4.000%, 12/01/2022 (Insured by BAM)	80,000	80,552
Village of River Grove IL,
4.000%, 12/15/2028 (Insured by BAM)	430,000	453,482
Village of Romeoville IL,
5.000%, 10/01/2024	500,000	521,385
Village of Sauk Village IL,
4.000%, 12/01/2024 (Insured by BAM)	1,260,000	1,306,766
Village of Stone Park IL:
4.000%, 02/01/2023 (Insured by BAM)	130,000	131,584
4.000%, 02/01/2024 (Insured by BAM)	135,000	138,703
4.000%, 02/01/2025 (Insured by BAM)	140,000	145,471
4.000%, 02/01/2026 (Insured by BAM)	220,000	230,878
4.750%, 02/01/2028 (Callable 02/01/2023)
(Insured by BAM)	50,000	50,591
Village of Sugar Grove IL,
3.000%, 12/15/2025 (Callable 08/01/2022)	225,000	225,120
Western Illinois University,
5.000%, 10/01/2024 (Insured by AGM)	2,000,000	2,089,427
Will County Community Consolidated
School District No. 70-C,
4.000%, 12/01/2022 (Insured by AGM)	270,000	272,654
Will County Community
High School District No. 210:
0.000%, 01/01/2023
(ETM) (Insured by AGM)	365,000	362,097
0.000%, 01/01/2023 (Insured by AGM)	325,000	321,713
0.000%, 01/01/2024
(ETM) (Insured by AGM)	510,000	494,469
0.000%, 01/01/2024 (Insured by AGM)	275,000	264,787
5.000%, 01/01/2028 (Callable 01/01/2023)	2,000,000	2,015,970
5.000%, 01/01/2029 (Callable 01/01/2023)	35,000	35,260
5.000%, 01/01/2031 (Callable 01/01/2023)	4,450,000	4,476,434
Will County Community
Unit School District No. 365,
0.000%, 11/01/2022
(ETM) (Insured by AGM)	45,000	44,800
Will County Elementary
School District No. 122,
0.000%, 11/01/2023
(ETM) (Insured by AGM)	195,000	189,997
Will County School District No. 86,
3.000%, 03/01/2025 (Callable 03/01/2024)	600,000	605,948
Will County Township
High School District No. 204,
5.000%, 01/01/2023	195,000	198,110
Winnebago & Boone Counties
School District No. 205,
4.000%, 02/01/2028 (Callable 02/01/2023)	965,000	978,696
Woodford, Lasalle, Livingston, Etc. Counties
Community Unit School District No. 6:
4.000%, 12/01/2024 (Insured by BAM)	185,000	191,339
4.000%, 12/01/2025 (Insured by BAM)	200,000	209,546
4.000%, 12/01/2026 (Insured by BAM)	175,000	184,949
Total Illinois
(Cost $160,025,710)		154,209,685	7.0%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Indiana
Aurora School Building Corp.,
5.000%, 01/15/2025 (Insured by ST AID)	$1,300,000	$1,368,694
Cass County Indiana Building Corp.,
5.000%, 01/15/2028 (Insured by ST AID)	400,000	440,382
City of Elkhart IN:
4.000%, 04/01/2025 (Insured by BAM)	300,000	312,516
4.000%, 04/01/2026 (Insured by BAM)	315,000	330,938
4.000%, 10/01/2026 (Insured by BAM)	320,000	337,363
4.000%, 04/01/2027 (Insured by BAM)	325,000	343,561
4.000%, 10/01/2027 (Insured by BAM)	335,000	354,744
3.000%, 04/01/2028 (Insured by BAM)	340,000	339,400
3.000%, 10/01/2028 (Insured by BAM)	345,000	343,093
City of Hobart IN,
3.000%, 07/01/2025 (Insured by ST AID)	395,000	396,238
City of Kendallville IN,
3.500%, 11/01/2024 (Mandatory
Tender Date 11/01/2023)(1)	1,935,000	1,953,272
City of Mishawaka IN,
5.000%, 03/01/2025 (Insured by AGM)	100,000	107,090
City of Muncie IN:
4.000%, 07/15/2022 (Insured by AGM)	110,000	110,060
4.000%, 01/15/2024 (Insured by AGM)	170,000	174,518
City of Valparaiso IN,
4.000%, 08/01/2026 (Callable 08/01/2023)	375,000	381,809
Clarksville Redevelopment Authority,
4.000%, 08/01/2022	100,000	100,187
County of St. Joseph IN:
5.000%, 04/01/2024	1,000,000	1,042,479
5.000%, 04/01/2025	1,405,000	1,488,350
Fairfield School Building Corp.,
3.000%, 07/15/2028 (Insured by ST AID)	2,085,000	2,110,366
Fishers Redevelopment Authority:
4.000%, 01/15/2023	270,000	273,387
4.000%, 07/15/2023	275,000	281,065
Hammond Multi-School Building Corp.:
4.000%, 07/15/2023 (Insured by ST AID)	120,000	122,622
4.000%, 01/15/2024 (Insured by ST AID)	370,000	380,510
4.000%, 07/15/2024 (Insured by ST AID)	380,000	393,032
5.000%, 07/15/2024 (Insured by ST AID)	1,160,000	1,222,644
4.000%, 01/15/2025 (Insured by ST AID)	150,000	156,049
5.000%, 01/15/2025 (Insured by ST AID)	525,000	559,249
4.000%, 07/15/2025 (Insured by ST AID)	125,000	130,756
Indiana Bond Bank,
1.670%, 10/15/2022
(3 Month LIBOR USD + 0.970%)(2)	1,140,000	1,137,221
Indiana Finance Authority:
5.000%, 09/15/2022	60,000	60,362
5.000%, 10/01/2022	175,000	176,200
5.000%, 02/01/2023	25,000	25,490
5.000%, 09/15/2023	75,000	77,238
5.000%, 09/01/2024	390,000	402,180
5.000%, 09/15/2024	815,000	851,763
5.000%, 09/15/2024	155,000	161,521
5.000%, 09/01/2025	445,000	461,374
5.000%, 09/15/2025	325,000	342,293
3.000%, 10/01/2025 (Callable 10/01/2023)	95,000	93,269
5.000%, 07/01/2026	730,000	784,834
5.000%, 09/01/2026	1,520,000	1,581,245
5.000%, 09/15/2026 (Callable 09/15/2024)	700,000	728,358
3.000%, 10/01/2026 (Callable 10/01/2023)	95,000	92,083
5.000%, 10/01/2028	260,000	277,595
5.000%, 10/01/2029 (Callable 10/01/2026)	1,225,000	1,337,194
5.000%, 02/01/2033 (Callable 02/01/2028)	775,000	863,155
2.250%, 12/01/2058 (Callable 01/01/2025)
(Mandatory Tender Date 07/01/2025)(1)	2,985,000	2,959,440
Indiana Housing & Community
Development Authority,
3.500%, 01/01/2049 (Callable 01/01/2029)
(Insured by GNMA)	1,090,000	1,091,388
Indiana State University:
5.000%, 04/01/2023	935,000	958,055
5.000%, 04/01/2024	975,000	1,022,719
5.000%, 04/01/2025	1,035,000	1,107,435
5.000%, 04/01/2026	1,085,000	1,180,759
Indianapolis Board of School Commissioners:
5.000%, 07/15/2024 (Insured by ST AID)	500,000	527,716
5.000%, 07/15/2025 (Insured by ST AID)	750,000	806,081
5.000%, 01/15/2026 (Insured by ST AID)	1,000,000	1,082,918
Indianapolis Local Public
Improvement Bond Bank:
5.000%, 06/01/2026	1,350,000	1,464,887
5.000%, 02/01/2030 (Callable 12/29/2023)	1,025,000	1,071,927
Jasper Hospital Authority,
4.125%, 11/01/2025
(Pre-refunded to 11/01/2023)	2,025,000	2,083,899
Kankakee Valley Middle
School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	215,000	215,229
Lake Central Multi-District
School Building Corp.,
5.000%, 07/15/2026 (Pre-refunded
to 01/15/2023) (Insured by ST AID)	585,000	595,628
Logansport Renovation
School Building Corp.,
5.000%, 01/15/2026 (Insured by ST AID)	750,000	814,038
Marion High School Building Corp.:
4.000%, 07/15/2022 (Insured by ST AID)	135,000	135,099
4.000%, 01/15/2023 (Insured by ST AID)	215,000	217,674
4.000%, 01/15/2025 (Insured by ST AID)	200,000	208,316
Michigan City School Building Corp.,
5.000%, 07/15/2023 (Insured by ST AID)	350,000	358,513
Mishawaka School City
Multi-School Building Corp.,
5.000%, 01/15/2024 (Insured by ST AID)	615,000	632,489
Munster School Building Corp.:
5.000%, 07/15/2022 (Insured by ST AID)	215,000	215,227
5.000%, 01/15/2023 (Insured by ST AID)	215,000	218,971
4.000%, 07/15/2023 (Insured by ST AID)	160,000	163,743
5.000%, 01/15/2024 (Insured by ST AID)	225,000	235,277
Plainfield Redevelopment Authority:
4.000%, 02/01/2026 (Insured by ST AID)	605,000	629,238
4.000%, 08/01/2026 (Insured by ST AID)	630,000	657,293
4.000%, 02/01/2027 (Insured by ST AID)	645,000	674,772
4.000%, 08/01/2027 (Insured by ST AID)	665,000	697,382
4.000%, 08/01/2034 (Callable 08/01/2023)
(Insured by ST AID)	470,000	474,662
Purdue University,
5.000%, 07/01/2031 (Callable 07/01/2026)	935,000	1,021,419
Salem Middle School Building Corp.,
4.000%, 01/15/2024 (Insured by ST AID)	195,000	200,361
Shelbyville Central Renovation
School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	260,000	260,266
Town of Rossville IN,
3.500%, 07/01/2023	115,000	116,068
Vinton-Tecumseh School Building Corp.:
4.000%, 07/15/2022 (Insured by ST AID)	385,000	385,282
5.000%, 01/15/2023 (Insured by ST AID)	145,000	147,562

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wabash City Schools Building Corp.:
4.000%, 07/15/2024 (Insured by ST AID)	$110,000	$113,440
4.000%, 01/15/2025 (Insured by ST AID)	140,000	145,157
4.000%, 07/15/2025 (Insured by ST AID)	240,000	250,052
Washington Indiana Elementary
School Building Corp.,
3.000%, 01/15/2024 (Insured by ST AID)	445,000	447,401
West Washington School Corp.,
2.000%, 07/15/2022 (Insured by ST AID)	195,000	195,028
Westfield High School Building Corp.,
5.000%, 01/15/2024 (Insured by ST AID)	200,000	208,273
Total Indiana
(Cost $52,535,394)		50,998,833	2.3%
Iowa
Bondurant-Farrar Community School District,
3.000%, 06/01/2023 (Insured by AGM)	110,000	111,250
City of Coralville IA:
4.000%, 06/01/2024	300,000	300,927
4.000%, 06/01/2025 (Callable 06/01/2024)	455,000	455,086
City of New Hampton IA,
3.000%, 06/01/2023 (Insured by BAM)	135,000	136,291
City of Waverly IA,
2.500%, 12/31/2022 (Callable 07/18/2022)	4,063,000	4,053,201
Iowa Finance Authority:
4.000%, 05/15/2025	1,975,000	1,965,951
3.500%, 07/01/2046 (Callable 01/01/2026)
(Insured by GNMA)	95,000	95,405
4.000%, 07/01/2047 (Callable 07/01/2027)
(Insured by GNMA)	570,000	578,570
4.000%, 07/01/2047 (Callable 07/01/2028)
(Insured by GNMA)	850,000	862,324
3.000%, 07/01/2051 (Callable 01/01/2031)
(Insured by GNMA)	995,000	963,536
1.610%, 05/15/2056 (SOFR + 0.550%)
(Callable 05/15/2025) (Mandatory Tender
Date 05/15/2026)(2)	6,000,000	5,682,469
Iowa Higher Education Loan Authority:
4.000%, 10/01/2023	325,000	331,663
3.000%, 04/01/2024	500,000	505,354
4.000%, 10/01/2024	340,000	347,533
3.000%, 04/01/2025	775,000	779,962
3.000%, 04/01/2026	800,000	802,031
4.000%, 10/01/2026	155,000	159,019
3.000%, 04/01/2027	820,000	820,362
4.000%, 10/01/2027	185,000	189,541
3.000%, 04/01/2028	845,000	829,350
4.000%, 10/01/2028	260,000	265,149
Lake Panorama Improvement Zone:
3.000%, 06/01/2023	405,000	408,107
3.000%, 06/01/2024	420,000	423,809
3.000%, 06/01/2025	430,000	432,239
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)
(Mandatory Tender Date 09/01/2026)(1)	1,900,000	1,994,812
Total Iowa
(Cost $24,623,494)		23,493,941	1.1%
Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	1,050,000	993,685
City of Manhattan KS,
4.000%, 06/01/2027 (Callable 06/01/2025)	1,300,000	1,281,346
Kansas Development Finance Authority:
5.000%, 05/01/2025	2,340,000	2,516,488
5.000%, 05/01/2026	1,225,000	1,343,430
5.000%, 05/01/2027	2,575,000	2,873,894
Kansas Power Pool,
5.000%, 12/01/2023	545,000	567,216
Public Building Commission
of Johnson County,
5.000%, 09/01/2023	50,000	51,830
Reno County Unified
School District No. 313,
4.000%, 09/01/2030
(Pre-refunded to 09/01/2022)	200,000	200,838
Wyandotte County-Kansas City
Unified Government,
5.000%, 09/01/2031 (Callable 09/01/2024)	1,100,000	1,149,136
Total Kansas
(Cost $11,506,221)		10,977,863	0.5%
Kentucky
Calloway County Public Library District,
2.500%, 06/01/2029	865,000	863,359
City of Henderson KY,
3.500%, 11/01/2028	3,280,000	3,334,782
County of Carroll KY,
1.550%, 09/01/2042 (Mandatory
Tender Date 09/01/2026)(1)	750,000	662,563
County of Kenton KY:
5.000%, 04/01/2024	375,000	393,880
5.000%, 04/01/2026	725,000	793,874
Danville Independent School
District Finance Corp.,
2.000%, 03/01/2023 (Insured by ST AID)	75,000	75,118
Frankfort Independent School
District Finance Corp.,
2.050%, 08/01/2024 (Insured by ST AID)	915,000	903,913
Harlan County School District Finance Corp.,
3.000%, 08/01/2025 (Callable 02/01/2025)
(Insured by ST AID)	1,150,000	1,162,713
Kentucky Association of Counties:
4.000%, 02/01/2023	625,000	633,295
4.000%, 02/01/2024	650,000	669,768
4.000%, 02/01/2025	345,000	358,833
4.000%, 02/01/2026	355,000	373,049
Kentucky Association of
Counties Finance Corp.,
4.000%, 02/01/2028	240,000	255,140
Kentucky Bond Corp.,
3.000%, 02/01/2025	765,000	776,021
Kentucky Bond Development Corp.:
2.000%, 03/01/2023	160,000	160,210
3.000%, 03/01/2024	160,000	162,014
4.000%, 03/01/2025	165,000	170,567
5.000%, 03/01/2026	150,000	161,158
5.000%, 03/01/2027	345,000	375,848
5.000%, 03/01/2028	190,000	208,566
Kentucky Economic Development
Finance Authority:
0.000%, 12/01/2022
(ETM) (Insured by AGC)	75,000	74,527
0.000%, 10/01/2024 (Insured by NATL)	1,145,000	1,072,617
0.000%, 12/01/2024
(ETM) (Insured by AGC)	60,000	56,855
5.000%, 07/01/2025	1,500,000	1,584,615
0.000%, 10/01/2025 (Insured by NATL)	335,000	302,783

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Kentucky Economic Development
Finance Authority: (cont.)
5.000%, 06/01/2026	$240,000	$258,024
0.000%, 10/01/2026 (Insured by NATL)	100,000	87,053
5.000%, 07/01/2028 (Callable 07/01/2025)	1,000,000	1,046,462
Kentucky Housing Corp.,
5.850%, 04/01/2048 (Callable 08/01/2022)
(Mandatory Tender Date 04/01/2023)(1)	1,194,556	1,195,756
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)
(Mandatory Tender Date 01/01/2025)(1)	5,045,000	5,105,524
2.268%, 12/01/2049 (1 Month LIBOR
USD + 1.120%) (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(2)	4,410,000	4,327,047
2.448%, 12/01/2049 (1 Month LIBOR
USD + 1.300%) (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(2)	2,100,000	2,070,989
4.000%, 12/01/2050 (Callable 03/01/2026)
(Mandatory Tender Date 06/01/2026)(1)	2,580,000	2,611,106
Kentucky State Property
& Building Commission:
5.000%, 05/01/2028	300,000	333,755
5.000%, 10/01/2032 (Callable 10/01/2027)
(Insured by AGM)	250,000	275,548
Kentucky State University:
5.000%, 11/01/2024 (Insured by BAM)	200,000	211,906
5.000%, 11/01/2026 (Insured by BAM)	250,000	274,646
5.000%, 11/01/2027 (Insured by BAM)	140,000	156,047
5.000%, 11/01/2028 (Insured by BAM)	290,000	326,743
5.000%, 11/01/2030 (Insured by BAM)	175,000	201,031
Kentucky Turnpike Authority,
4.000%, 07/01/2026	1,000,000	1,053,173
Louisville & Jefferson County
Metropolitan Government:
4.000%, 08/01/2027 (Callable 08/01/2026)	215,000	228,450
5.000%, 10/01/2027 (Callable 10/01/2023)	500,000	515,574
Magoffin County Justice Center Corp.,
3.000%, 05/01/2023	345,000	347,779
Murray State University:
5.000%, 09/01/2022 (Insured by ST AID)	410,000	412,331
5.000%, 09/01/2023 (Insured by ST AID)	435,000	451,025
3.000%, 03/01/2028 (Callable 03/01/2025)
(Insured by ST AID)	400,000	400,334
Northern Kentucky University,
3.500%, 09/01/2028 (Insured by ST AID)	3,785,000	3,882,480
Perry County School District Finance Corp.,
2.000%, 12/01/2029 (Insured by ST AID)	2,905,000	2,748,140
Total Kentucky
(Cost $46,111,012)		44,106,991	2.0%
Louisiana
Calcasieu Parish Fire Protection District No. 1,
4.000%, 03/01/2024 (Insured by BAM)	155,000	159,661
Calcasieu Parish School District No. 23:
5.000%, 09/01/2022 (Insured by BAM)	85,000	85,462
5.000%, 09/01/2023 (Insured by BAM)	175,000	181,058
5.000%, 09/01/2024 (Insured by BAM)	250,000	264,179
Calcasieu Parish School District No. 30,
4.000%, 02/15/2023 (Insured by AGM)	125,000	126,582
Calcasieu Parish School District No. 34,
2.000%, 11/01/2022	425,000	425,571
City of Ruston LA,
5.000%, 06/01/2031 (Callable 06/01/2026)
(Insured by AGM)	1,020,000	1,110,756
City of Shreveport LA:
5.000%, 08/01/2023 (Insured by BAM)	175,000	180,356
5.000%, 03/01/2024 (Insured by BAM)	435,000	452,945
5.000%, 09/01/2024	1,000,000	1,052,610
5.000%, 09/01/2027 (Callable 09/01/2024)	1,420,000	1,495,012
3.125%, 10/01/2030	2,215,000	2,126,706
East Ouachita Parish School District,
2.500%, 03/01/2024	200,000	201,291
Greater Ouachita Water Co.,
5.000%, 09/01/2022 (Insured by BAM)	300,000	301,649
Jefferson Sales Tax District:
5.000%, 12/01/2023 (Insured by AGM)	550,000	572,654
5.000%, 12/01/2024 (Insured by AGM)	685,000	728,680
Louisiana Housing Corp.,
3.500%, 07/01/2025 (Mandatory Tender
Date 07/01/2024) (Insured by HUD)(1)	5,000,000	5,051,330
Louisiana Local Government
Environmental Facilities &
Community Development Authority:
5.000%, 08/01/2024 (Callable 08/01/2023)	185,000	190,246
3.020%, 04/01/2031
(Callable 04/01/2025)(3)	5,428,000	5,293,411
5.750%, 09/01/2035
(Pre-refunded to 09/01/2023)	75,000	78,359
Louisiana Public Facilities Authority:
5.000%, 10/01/2023	705,000	729,679
5.500%, 05/15/2027
(Pre-refunded to 05/15/2026)	2,015,000	2,203,326
Louisiana Stadium & Exposition District,
4.000%, 07/03/2023 (Callable 04/01/2023)	2,325,000	2,355,040
Louisiana State University &
Agricultural & Mechanical College,
5.000%, 07/01/2027 (Callable 07/01/2026)
(Insured by BAM)	340,000	365,162
Morehouse Parish Hospital
Service District No. 1,
4.000%, 10/01/2027	635,000	624,339
New Orleans Aviation Board,
5.000%, 10/01/2025 (Insured by AGM)	200,000	216,063
St. Landry Parish Road District No. 1,
3.250%, 03/01/2025 (Callable 03/01/2024)
(Insured by BAM)	210,000	212,246
St. Tammany Parish
Recreation District No. 14,
2.250%, 04/01/2023	225,000	226,108
St. Tammany Parish Wide
School District No. 12:
5.000%, 03/01/2025	500,000	535,983
5.000%, 03/01/2026	415,000	453,876
5.000%, 03/01/2027	605,000	673,583
State of Louisiana,
5.000%, 06/15/2034
(Pre-refunded to 06/15/2024)	85,000	89,924
Total Louisiana
(Cost $29,652,863)		28,763,847	1.3%
Maine
Maine Health & Higher
Educational Facilities Authority,
5.000%, 07/01/2027 (Insured by AGM)	2,365,000	2,608,374
Maine State Housing Authority:
2.700%, 11/15/2029 (Callable 11/15/2025)	190,000	181,633
3.500%, 11/15/2045 (Callable 05/15/2025)	15,000	15,106
4.000%, 11/15/2045 (Callable 11/15/2025)	130,000	131,650
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Maine State Housing Authority: (cont.)
4.000%, 11/15/2046
(Callable 05/15/2026)	$955,000	$967,395
3.500%, 11/15/2047 (Callable 11/15/2026)	655,000	657,519
4.000%, 11/15/2049 (Callable 05/15/2028)	1,065,000	1,079,985
4.000%, 11/15/2050 (Callable 05/15/2029)	1,575,000	1,598,485
5.000%, 11/15/2052
(Callable 11/15/2031)(7)	3,800,000	4,025,086
Total Maine
(Cost $11,681,125)		11,265,233	0.5%
Maryland
City of Baltimore MD:
5.000%, 07/01/2024
(ETM) (Insured by FGIC)	80,000	82,608
5.000%, 10/15/2025	1,465,000	1,593,465
5.000%, 07/01/2030 (Callable 01/01/2027)	1,185,000	1,289,773
County of Baltimore MD,
3.000%, 09/01/2025 (Callable 09/01/2022)	950,000	951,149
County of Howard MD,
5.000%, 08/15/2026	4,805,000	5,331,361
Maryland Community
Development Administration:
3.750%, 03/01/2050 (Callable 03/01/2029)	2,775,000	2,795,544
5.000%, 09/01/2052 (Callable 03/01/2031)	3,000,000	3,176,992
Maryland Health & Higher
Educational Facilities Authority:
4.000%, 01/01/2023	580,000	584,284
5.000%, 07/01/2023	850,000	875,175
5.000%, 07/01/2024	1,775,000	1,856,538
5.000%, 01/01/2026	495,000	523,290
5.000%, 01/01/2027	430,000	457,359
5.000%, 07/01/2027
(ETM) (Insured by AMBAC)	2,255,000	2,413,924
5.000%, 07/01/2045 (Callable 01/01/2027)
(Mandatory Tender Date 07/01/2027)(1)	3,200,000	3,486,916
Maryland Stadium Authority:
5.000%, 06/01/2024	750,000	788,693
5.000%, 06/01/2025	500,000	536,731
5.000%, 06/01/2027	1,515,000	1,676,989
Montgomery County Housing
Opportunities Commission,
4.000%, 07/01/2048 (Callable 07/01/2026)	245,000	248,292
State of Maryland,
5.000%, 08/01/2028	6,200,000	7,099,351
Washington Suburban Sanitary Commission,
0.790%, 06/01/2023 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)
(County Guaranteed)(1)	1,600,000	1,600,000
Total Maryland
(Cost $38,029,811)		37,368,434	1.7%
Massachusetts
Massachusetts Development Finance Agency:
3.500%, 10/01/2022(3)	540,000	540,755
5.000%, 10/01/2022 (Insured by AGM)	200,000	201,692
5.000%, 12/01/2023	190,000	197,961
5.000%, 12/01/2024	500,000	531,037
5.000%, 07/01/2025	300,000	307,781
5.000%, 07/01/2029 (Callable 08/01/2022)	635,000	636,420
5.000%, 10/01/2033 (Callable 10/01/2023)
(Mandatory Tender Date 04/01/2024)(1)	1,075,000	1,112,632
1.380%, 07/01/2049
(SIFMA Municipal Swap Index + 0.600%)
(Callable 07/01/2022) (Mandatory Tender
Date 01/29/2026)(2)(3)	3,300,000	3,276,244
Massachusetts Housing Finance Agency:
0.800%, 12/01/2025
(Callable 06/01/2024)	2,300,000	2,124,300
4.000%, 12/01/2044 (Callable 06/01/2025)	115,000	116,610
4.000%, 12/01/2048 (Callable 06/01/2027)
(Insured by GNMA)	595,000	603,880
4.000%, 12/01/2048 (Callable 06/01/2027)
(Insured by GNMA)	360,000	365,066
4.000%, 06/01/2049 (Callable 12/01/2028)	720,000	730,413
Massachusetts Transportation Trust,
5.000%, 01/01/2039 (Mandatory
Tender Date 01/01/2023)(1)	3,865,000	3,922,833
Total Massachusetts
(Cost $14,943,675)		14,667,624	0.7%
Michigan
Bad Axe Public Schools,
4.000%, 05/01/2027 (Callable 05/01/2024)
(Insured by Q-SBLF)	630,000	647,924
City of Allen Park Brownfield
Redevelopment Authority:
4.000%, 05/01/2023 (Insured by BAM)	620,000	630,941
4.000%, 05/01/2024 (Insured by BAM)	320,000	330,268
City of Allen Park MI:
4.000%, 09/01/2022 (Insured by BAM)	250,000	250,917
4.000%, 05/01/2023 (Insured by BAM)	115,000	116,906
4.000%, 09/01/2023 (Insured by BAM)	300,000	306,871
City of Auburn Hills MI,
3.000%, 06/01/2029	785,000	788,893
City of Kalamazoo MI,
5.000%, 10/01/2023	50,000	51,938
Comstock Public Schools,
5.000%, 11/01/2023 (Insured by AGM)	240,000	249,645
County of Ionia MI:
4.000%, 08/01/2024	210,000	217,502
4.000%, 08/01/2029	125,000	133,695
Detroit Wayne County Stadium Authority,
5.000%, 10/01/2026 (Callable 10/01/2022)
(Insured by AGM)	90,000	90,624
Eastern Michigan University,
5.000%, 03/01/2031 (Callable 03/01/2027)
(Insured by BAM)	515,000	560,775
Ferris State University:
5.000%, 10/01/2024	950,000	1,006,096
5.000%, 10/01/2029	1,500,000	1,694,943
Fruitport Community Schools,
4.000%, 05/01/2023 (Insured by Q-SBLF)	135,000	137,505
Holly Area School District,
4.000%, 05/01/2025 (Insured by Q-SBLF)	450,000	470,441
Ingham County Brownfield
Redevelopment Authority,
4.125%, 08/01/2024 (Callable 08/01/2022)
(Insured by AGM)	215,000	215,420
Michigan Finance Authority:
5.000%, 11/01/2022 (ETM)	100,000	101,149
5.000%, 09/01/2023	185,000	191,556
5.000%, 09/01/2024	200,000	209,576
4.000%, 10/01/2024	1,350,000	1,367,317
5.000%, 07/01/2025 (Callable 07/01/2024)
(Insured by AGM)	1,620,000	1,702,146
5.000%, 09/01/2025	200,000	212,339
4.000%, 05/01/2026	60,000	63,222
5.000%, 09/01/2026	200,000	214,771
5.500%, 12/01/2026 (Callable 06/01/2025)	635,000	689,524

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Michigan Finance Authority: (cont.)
5.000%, 09/01/2027	$280,000	$304,037
5.000%, 07/01/2028 (Callable 07/01/2025)	500,000	528,690
4.500%, 10/01/2029 (Callable 10/01/2024)	3,000,000	3,023,375
5.000%, 07/01/2033 (Callable 07/01/2024)
(Insured by AGM)	2,000,000	2,074,525
4.000%, 11/15/2044 (Mandatory Tender
Date 08/15/2024)(1)	2,945,000	3,043,149
Michigan State Hospital Finance Authority,
4.000%, 11/15/2047 (Mandatory Tender
Date 07/01/2024)(1)	365,000	375,956
Michigan State Housing
Development Authority:
3.500%, 06/01/2024(7)	3,440,000	3,472,817
4.000%, 06/01/2046 (Callable 12/01/2024)	570,000	576,050
3.500%, 06/01/2047 (Callable 06/01/2026)	2,485,000	2,494,656
3.500%, 12/01/2050 (Callable 06/01/2029)	1,790,000	1,787,534
3.000%, 06/01/2052 (Callable 12/01/2030)	985,000	961,021
Novi Community School District,
4.000%, 05/01/2025	1,000,000	1,040,690
Pinckney Community Schools,
4.000%, 05/01/2028 (Callable 05/01/2026)
(Insured by Q-SBLF)	1,000,000	1,052,831
Redford Union School District No. 1:
5.000%, 11/01/2025 (Insured by Q-SBLF)	680,000	736,892
5.000%, 11/01/2026 (Insured by Q-SBLF)	800,000	880,931
Roseville Community Schools,
5.000%, 05/01/2028 (Pre-refunded
to 05/01/2025) (Insured by Q-SBLF)	1,885,000	2,029,318
Saginaw City School District:
4.000%, 05/01/2024 (Insured by Q-SBLF)	845,000	870,735
4.000%, 05/01/2026 (Insured by Q-SBLF)	890,000	943,801
Saginaw Valley State University,
5.000%, 07/01/2028 (Callable 07/01/2026)	855,000	936,747
South Lake Schools,
4.000%, 11/01/2023 (Insured by Q-SBLF)	500,000	513,069
Southeastern Oakland County
Resource Recovery Authority,
4.000%, 07/01/2024	580,000	592,304
Tri-County Area School District,
4.000%, 05/01/2023 (Insured by AGM)	705,000	717,790
Wayne State University,
5.000%, 11/15/2031 (Callable 11/15/2024)	1,860,000	1,957,378
Western Michigan University:
5.000%, 11/15/2023 (Insured by AGM)	120,000	125,040
5.000%, 11/15/2024 (Insured by AGM)	125,000	133,021
5.000%, 11/15/2025 (Insured by AGM)	150,000	162,770
5.000%, 11/15/2025 (Insured by AGM)	675,000	732,464
5.000%, 11/15/2026 (Insured by AGM)	150,000	165,675
5.000%, 11/15/2026 (Insured by AGM)	425,000	469,413
5.000%, 11/15/2027 (Insured by AGM)	130,000	145,720
5.000%, 11/15/2027 (Insured by AGM)	300,000	336,277
5.000%, 11/15/2028 (Insured by AGM)	100,000	113,342
5.000%, 11/15/2028 (Insured by AGM)	250,000	283,355
5.000%, 11/15/2029 (Insured by AGM)	100,000	114,465
5.000%, 11/15/2029 (Insured by AGM)	280,000	320,502
Total Michigan
(Cost $48,289,958)		46,669,244	2.1%
Minnesota
Alexandria Independent
School District No. 206:
3.000%, 02/01/2024	455,000	460,772
3.000%, 02/01/2027	500,000	504,836
3.000%, 02/01/2029	470,000	467,710
Brainerd Independent School District No. 181,
4.000%, 02/01/2027
(Insured by SD CRED PROG)	685,000	736,367
Chaska Independent School District No. 112,
2.500%, 02/01/2029	2,340,000	2,265,924
City of Minneapolis MN/St. Paul Housing
& Redevelopment Authority,
2.371%, 08/01/2028
(Insured by NATL)(1)(5)	50,000	50,000
City of St. Paul MN,
5.000%, 11/01/2028 (Callable 11/01/2024)	1,035,000	1,099,757
County of Chippewa MN,
4.000%, 03/01/2024	1,340,000	1,367,100
Duluth Economic Development Authority:
5.000%, 06/15/2023	280,000	287,245
5.000%, 06/15/2024	250,000	259,700
5.000%, 06/15/2025	275,000	289,325
5.000%, 06/15/2026	350,000	372,180
Duluth Independent School District No. 709:
5.000%, 02/01/2023
(Insured by SD CRED PROG)	815,000	830,249
0.000%, 02/01/2029 (Callable 02/01/2028)
(Insured by SD CRED PROG)	1,850,000	1,441,674
Fergus Falls Independent
School District No. 544,
2.500%, 02/01/2024	105,000	105,299
Golden Valley Housing &
Redevelopment Authority,
4.000%, 02/01/2030 (Callable 02/01/2024)	1,070,000	1,093,712
Housing & Redevelopment
Authority of the City of St. Paul:
5.000%, 11/15/2025	465,000	498,509
5.000%, 12/01/2025	285,000	298,510
5.000%, 12/01/2027	1,065,000	1,126,883
Housing & Redevelopment
Authority of the City of St. Paul MN,
2.000%, 09/01/2026 (Callable 09/01/2024)	350,000	319,405
Maple River Independent
School District No. 2135:
5.000%, 02/01/2023
(Insured by SD CRED PROG)	515,000	525,053
5.000%, 02/01/2024
(Insured by SD CRED PROG)	915,000	958,222
5.000%, 02/01/2025
(Insured by SD CRED PROG)	395,000	422,781
5.000%, 02/01/2026
(Insured by SD CRED PROG)	1,000,000	1,091,967
Minneapolis-Saint Paul
Metropolitan Airports Commission,
5.000%, 01/01/2025	310,000	329,268
Minnesota Higher Education
Facilities Authority:
3.000%, 12/01/2023	150,000	150,693
5.000%, 03/01/2024	165,000	171,807
4.000%, 12/01/2024	100,000	102,254
5.000%, 03/01/2027 (Callable 03/01/2026)	250,000	266,728
5.000%, 10/01/2027	750,000	823,234
5.000%, 10/01/2028 (Callable 10/01/2027)	1,445,000	1,575,916
5.000%, 10/01/2029 (Callable 10/01/2027)	770,000	834,804
Minnesota Housing Finance Agency:
3.900%, 07/01/2030 (Callable 08/01/2022)
(Insured by GNMA)	30,000	30,005
4.000%, 01/01/2038 (Callable 01/01/2024)	380,000	384,451

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Minnesota Housing Finance Agency: (cont.)
2.625%, 01/01/2040 (Callable 07/01/2029)
(Insured by GNMA)	$4,720,000	$4,479,952
1.330%, 07/01/2041
(SIFMA Municipal Swap Index + 0.550%)
(Callable 07/01/2023) (Mandatory Tender
Date 12/12/2023) (Insured by GNMA)(2)	370,000	370,443
1.210%, 01/01/2045
(SIFMA Municipal Swap Index + 0.430%)
(Callable 01/01/2023) (Mandatory Tender
Date 07/03/2023) (Insured by GNMA)(2)	6,490,000	6,482,599
3.500%, 07/01/2046 (Callable 07/01/2025)
(Insured by GNMA)	2,165,000	2,173,395
4.000%, 01/01/2047 (Callable 01/01/2026)
(Insured by GNMA)	125,000	126,809
4.000%, 07/01/2047 (Callable 01/01/2027)
(Insured by GNMA)	275,000	278,635
3.000%, 01/01/2051 (Callable 01/01/2030)
(Insured by GNMA)	6,010,000	5,909,212
3.000%, 07/01/2052 (Callable 01/01/2031)	5,000,000	4,867,972
3.000%, 07/01/2052 (Callable 07/01/2031)
(Insured by GNMA)	4,950,000	4,810,179
Moorhead Independent
School District No. 152:
4.000%, 02/01/2023	235,000	237,998
4.000%, 02/01/2024	245,000	251,836
4.000%, 02/01/2025	255,000	265,095
Northern Municipal Power Agency,
5.000%, 01/01/2027 (Callable 01/01/2023)	230,000	233,759
Shakopee Independent
School District No. 720:
5.000%, 02/01/2023
(Insured by SD CRED PROG)	675,000	688,410
0.000%, 02/01/2027
(Insured by SD CRED PROG)	6,660,000	5,826,961
St. Paul Port Authority,
0.900%, 02/01/2034 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	1,400,000	1,400,000
State of Minnesota,
5.000%, 06/01/2025 (Callable 06/01/2023)	150,000	154,429
Zumbro Education District:
4.000%, 02/01/2023	340,000	343,830
4.000%, 02/01/2025	330,000	338,080
4.000%, 02/01/2027	395,000	406,401
Total Minnesota
(Cost $64,741,664)		61,188,335	2.8%
Mississippi
Brookhaven School District,
3.000%, 08/01/2023 (Insured by AGM)	200,000	202,627
City of Oxford MS,
3.000%, 09/01/2024	250,000	239,613
City of Ridgeland MS:
3.000%, 10/01/2022	1,420,000	1,421,324
3.000%, 10/01/2023	1,335,000	1,339,336
3.000%, 10/01/2024	1,505,000	1,489,267
City of Yazoo MS:
3.000%, 03/01/2025 (Insured by AGM)	125,000	126,934
3.000%, 03/01/2026 (Insured by AGM)	130,000	132,191
County of Warren MS,
2.900%, 09/01/2032
(Mandatory Tender Date 09/01/2023)(1)	800,000	803,395
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)	2,460,000	2,433,596
Mississippi Development Bank:
4.000%, 07/01/2022	170,000	170,000
5.000%, 10/01/2022(3)	400,000	402,308
5.000%, 07/01/2023	150,000	154,742
5.000%, 10/01/2023(3)	400,000	409,593
5.000%, 03/01/2024 (Insured by AGM)	50,000	52,362
5.000%, 10/01/2024(3)	460,000	476,739
5.000%, 11/01/2024	335,000	352,300
5.000%, 07/01/2025	120,000	128,771
5.000%, 11/01/2025 (Insured by BAM)	240,000	260,080
5.000%, 07/01/2027	150,000	166,099
5.000%, 07/01/2028	170,000	189,798
Mississippi Home Corp.:
5.000%, 06/01/2028 (Insured by GNMA)	1,250,000	1,398,857
4.000%, 12/01/2048 (Callable 06/01/2028)
(Insured by GNMA)	365,000	370,206
3.500%, 12/01/2049 (Callable 12/01/2028)
(Insured by GNMA)	795,000	795,609
Natchez-Adams School District,
5.000%, 02/01/2027	380,000	417,624
State of Mississippi:
5.000%, 10/15/2022	700,000	706,635
5.000%, 10/15/2023	585,000	606,094
5.000%, 10/15/2024	320,000	338,663
5.000%, 10/15/2025	405,000	435,854
5.000%, 10/15/2028 (Callable 10/15/2025)	1,255,000	1,337,395
5.000%, 12/01/2030
(Pre-refunded to 12/01/2026)	100,000	111,466
West Rankin Utility Authority,
4.000%, 01/01/2027 (Callable 01/01/2025)
(Insured by AGM)	380,000	395,282
Total Mississippi
(Cost $18,364,391)		17,864,760	0.8%
Missouri
Arnold Retail Corridor Transportation
Development District,
3.000%, 11/01/2028 (Callable 11/01/2024)	570,000	525,222
City of Berkeley MO,
3.000%, 05/01/2024 (Insured by BAM)	205,000	207,569
City of St. Louis MO:
5.000%, 07/01/2023 (Insured by AGM)	415,000	428,078
5.000%, 12/15/2025 (Insured by AGM)	1,085,000	1,177,748
5.000%, 12/15/2026 (Callable 12/15/2025)
(Insured by AGM)	1,025,000	1,115,099
Grain Valley School District No. R-V,
5.000%, 03/01/2030 (Callable 03/01/2025)
(Insured by ST AID)	500,000	534,246
Hanley Road Corridor Transportation
Development District:
1.625%, 10/01/2033 (Callable 10/01/2029)	675,000	665,298
2.000%, 10/01/2039 (Callable 10/01/2029)	750,000	719,746
Health & Educational Facilities
Authority of the State of Missouri:
0.000%, 09/01/2022
(ETM) (Insured by NATL)	55,000	54,864
3.000%, 08/01/2023	140,000	139,282
5.000%, 09/01/2023	285,000	292,453
5.000%, 06/01/2024	235,000	247,349
5.000%, 09/01/2024	295,000	304,737
4.000%, 08/01/2025	150,000	150,686
5.000%, 02/01/2029 (Callable 02/01/2026)	215,000	221,003
5.000%, 02/01/2030 (Callable 02/01/2026)	405,000	414,821

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Metropolitan Park and Recreation District,
5.000%, 12/30/2025
(Pre-refunded to 12/30/2023)	$1,000,000	$1,046,086
Metropolitan St. Louis Sewer District,
5.000%, 05/01/2037 (Callable 05/01/2025)	1,420,000	1,526,696
Missouri Housing Development Commission:
3.400%, 11/01/2030 (Callable 11/01/2024)
(Insured by GNMA)	80,000	79,804
3.250%, 11/01/2052 (Callable 11/01/2030)
(Insured by GNMA)	1,930,000	1,899,551
4.750%, 11/01/2052 (Callable 05/01/2032)
(Insured by GNMA)	4,275,000	4,479,697
Missouri Southern State University:
5.000%, 10/01/2026 (Insured by AGM)	105,000	114,309
5.000%, 10/01/2027 (Insured by AGM)	100,000	110,224
Move Rolla Transportation
Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	130,000	125,946
Neosho R-V School District:
4.000%, 03/01/2023 (Insured by ST AID)	170,000	172,775
4.000%, 03/01/2024 (Insured by ST AID)	275,000	283,632
4.000%, 03/01/2025 (Insured by ST AID)	220,000	229,667
4.000%, 03/01/2026 (Insured by ST AID)	510,000	537,431
Northwest Missouri State University:
5.000%, 06/01/2024 (Insured by BAM)	500,000	525,029
5.000%, 06/01/2025 (Insured by BAM)	570,000	606,913
5.000%, 06/01/2026 (Insured by BAM)	500,000	539,084
St. Joseph Industrial Development Authority,
3.350%, 01/01/2024	125,000	121,623
St. Louis Land Clearance for
Redevelopment Authority,
4.250%, 06/01/2026	1,660,000	1,699,714
State of Missouri Health &
Educational Facilities Authority,
5.000%, 06/01/2036 (Callable 12/01/2022)
(Mandatory Tender Date 06/01/2023)(1)	195,000	197,270
Total Missouri
(Cost $22,182,645)		21,493,652	1.0%
Montana
City of Forsyth MT,
3.900%, 03/01/2031
(Callable 03/01/2023)(1)	11,000,000	11,049,544
City of Red Lodge MT:
2.000%, 07/01/2022 (Insured by BAM)	195,000	195,000
2.000%, 07/01/2023 (Insured by BAM)	270,000	270,577
Montana Board of Housing:
4.000%, 12/01/2043 (Callable 12/01/2027)	640,000	649,296
4.000%, 06/01/2049 (Callable 12/01/2027)
(Insured by FHA)	745,000	755,759
Montana Facility Finance Authority:
5.000%, 01/01/2023	100,000	101,694
4.000%, 07/01/2025	155,000	158,378
5.000%, 07/01/2025	110,000	118,600
4.000%, 07/01/2026	330,000	337,100
Total Montana
(Cost $13,825,794)		13,635,948	0.6%
Nebraska
Central Plains Energy Project,
5.000%, 09/01/2032 (Callable 09/01/2022)	350,000	351,968
City of Gretna NE:
4.000%, 12/15/2025 (Callable 12/15/2024)	1,000,000	1,033,682
5.000%, 12/15/2025 (Callable 12/15/2024)	2,500,000	2,647,944
County of Douglas NE,
1.310%, 07/01/2035
(SIFMA Municipal Swap Index + 0.530%)
(Mandatory Tender Date 09/01/2026)(2)	1,250,000	1,252,020
Papio-Missouri River
Natural Resources District,
3.000%, 12/01/2029
(Callable 10/12/2026)	330,000	326,833
Public Power Generation Agency:
5.000%, 01/01/2029 (Callable 01/01/2025)	385,000	408,450
5.000%, 01/01/2031 (Callable 01/01/2025)	625,000	662,136
Total Nebraska
(Cost $6,814,255)		6,683,033	0.3%
Nevada
City of Yerington NV,
1.625%, 11/01/2023 (Callable 11/01/2022)	7,000,000	6,938,360
Clark County School District,
5.000%, 06/15/2023	585,000	602,754
County of Clark NV,
5.000%, 07/01/2025	490,000	529,048
Las Vegas Redevelopment Agency,
3.000%, 06/15/2032 (Callable 06/15/2026)	790,000	716,135
Nevada Housing Division:
4.000%, 10/01/2049 (Callable 10/01/2028)
(Insured by GNMA)	1,030,000	1,044,997
3.000%, 04/01/2051 (Callable 10/01/2030)
(Insured by GNMA)	1,355,000	1,323,184
Total Nevada
(Cost $11,465,843)		11,154,478	0.5%
New Hampshire
Hollis School District,
2.769%, 06/28/2027
(Callable 07/21/2022)(3)	1,495,447	1,422,770
New Hampshire Business Finance Authority:
4.000%, 01/01/2028 (Callable 01/01/2026)	285,000	281,406
4.000%, 01/01/2029 (Callable 01/01/2026)	300,000	292,792
Total New Hampshire
(Cost $2,187,568)		1,996,968	0.1%
New Jersey
Atlantic City Board of Education:
3.400%, 08/15/2022(3)	2,087,000	2,091,349
3.400%, 08/15/2023(3)	2,171,000	2,203,968
3.400%, 08/15/2024(3)	793,000	809,854
Borough of Wood-Ridge NJ,
1.000%, 09/01/2026	1,000,000	911,476
City of Atlantic City NJ,
5.000%, 03/01/2024 (Insured by BAM)	300,000	313,523
City of Bayonne NJ,
5.000%, 07/15/2022 (Insured by AGM)	475,000	475,485
City of New Brunswick NJ,
4.000%, 02/15/2029 (Callable 02/15/2026)
(Insured by BAM)	1,295,000	1,355,955
City of Newark NJ:
5.000%, 10/01/2022 (Insured by ST AID)	700,000	705,413
5.000%, 10/01/2025 (Insured by AGM)	370,000	397,441
City of Trenton NJ:
4.000%, 07/15/2022 (Insured by AGM)	500,000	500,362
4.000%, 07/15/2023 (Insured by AGM)	200,000	204,308
City of Union City NJ:
5.000%, 11/01/2022 (Insured by ST AID)	1,505,000	1,520,717
5.000%, 11/01/2023 (Insured by ST AID)	435,000	450,857
Montvale School District,
2.000%, 08/15/2024	1,010,000	998,896
New Jersey Economic Development Authority:
0.000%, 07/01/2022
(ETM) (Insured by NATL)	25,000	25,000

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
New Jersey Economic
Development Authority: (cont.)
5.000%, 07/15/2022	$250,000	$250,181
4.000%, 01/01/2023	50,000	50,129
5.000%, 06/15/2024	390,000	407,617
0.000%, 07/01/2024
(ETM) (Insured by NATL)	455,000	434,816
5.250%, 07/01/2025 (Insured by NATL)	380,000	405,059
2.030%, 09/01/2025 (SIFMA Municipal
Swap Index + 1.250%) (Callable
03/01/2025) (Insured by ST AID)(2)	20,000	20,225
5.000%, 03/01/2026 (Callable 03/01/2023)	1,310,000	1,333,019
5.000%, 06/15/2026 (Callable 06/15/2024)	400,000	413,245
5.000%, 06/15/2027 (Callable 06/15/2024)	1,090,000	1,123,695
3.125%, 07/01/2029 (Callable 07/01/2027)	935,000	886,065
5.000%, 03/01/2030
(Pre-refunded to 03/01/2023)	810,000	828,267
5.000%, 03/01/2031
(Pre-refunded to 09/01/2022)	65,000	65,380
New Jersey Educational Facilities Authority,
5.000%, 07/01/2022 (ETM)	150,000	150,000
New Jersey Health Care Facilities
Financing Authority:
0.830%, 07/01/2038 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	7,450,000	7,450,000
5.000%, 07/01/2043 (Callable 04/01/2024)
(Mandatory Tender Date 07/01/2024)(1)	2,250,000	2,365,888
New Jersey Higher Education
Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	340,000	335,042
New Jersey Housing &
Mortgage Finance Agency:
3.125%, 02/01/2025 (Callable 02/01/2024)
(Mandatory Tender Date 08/01/2024)
(Insured by HUD)(1)	1,000,000	1,002,262
4.500%, 10/01/2048 (Callable 10/01/2027)	585,000	601,771
4.750%, 10/01/2050 (Callable 04/01/2028)	1,315,000	1,360,911
New Jersey Transportation
Trust Fund Authority:
5.000%, 12/15/2023	275,000	285,987
5.250%, 12/15/2023	360,000	375,656
5.000%, 06/15/2024	860,000	902,862
0.000%, 12/15/2024 (Insured by AGC)	520,000	487,520
0.000%, 12/15/2026 (Insured by AMBAC)	110,000	95,091
0.000%, 12/15/2026 (Insured by BHAC)	480,000	425,987
5.000%, 12/15/2026	1,390,000	1,492,209
Newark Housing Authority,
5.000%, 12/01/2028 (Callable 12/01/2026)
(Insured by AGM)	1,500,000	1,623,154
North Hudson Sewerage Authority,
0.000%, 08/01/2025
(ETM) (Insured by NATL)	25,000	23,080
Nutley School District,
4.000%, 07/15/2028 (Callable 07/15/2025)
(Insured by AGM)	1,465,000	1,528,118
Passaic Valley Sewerage Commission,
3.000%, 12/01/2029 (Callable 12/01/2028)
(Insured by AGM)	5,555,000	5,530,765
Salem County Improvement Authority:
4.000%, 08/15/2022 (Insured by AGM)	265,000	265,707
4.000%, 08/15/2024 (Insured by AGM)	350,000	360,861
4.000%, 08/15/2026 (Insured by AGM)	475,000	496,076
South Jersey Transportation Authority,
5.000%, 11/01/2029
(Pre-refunded to 11/01/2022)	125,000	126,436
State of New Jersey:
5.000%, 06/01/2024	3,000,000	3,151,898
5.000%, 06/01/2026	3,785,000	4,111,502
4.000%, 06/01/2030
(Pre-refunded to 06/01/2023)	150,000	153,019
Township of Little Falls NJ,
0.050%, 08/01/2025	650,000	581,717
Township of Maple Shade NJ,
4.000%, 02/15/2028 (Callable 02/15/2026)	100,000	105,089
Washington Township
Municipal Utilities Authority,
0.000%, 12/15/2023 (Insured by NATL)	25,000	24,107
Total New Jersey
(Cost $56,083,890)		54,595,017	2.5%
New Mexico
Lea County Public School District No. 8:
4.000%, 09/15/2027 (Callable 09/15/2026)
(Insured by ST AID)	515,000	543,743
4.000%, 09/15/2028 (Callable 09/15/2026)
(Insured by ST AID)	500,000	524,831
New Mexico Hospital
Equipment Loan Council,
4.750%, 07/01/2022	85,000	85,000
New Mexico Mortgage Finance Authority:
3.500%, 03/01/2045 (Callable 03/01/2026)	60,000	60,124
3.750%, 03/01/2048 (Callable 03/01/2027)
(Insured by GNMA)	215,000	216,692
4.250%, 07/01/2049 (Callable 01/01/2028)
(Insured by GNMA)	75,000	76,566
3.750%, 01/01/2050 (Callable 01/01/2029)
(Insured by GNMA)	1,560,000	1,571,862
4.250%, 01/01/2050 (Callable 07/01/2028)
(Insured by GNMA)	2,145,000	2,190,122
3.500%, 01/01/2051 (Callable 07/01/2029)
(Insured by GNMA)	4,260,000	4,259,132
Total New Mexico
(Cost $10,134,755)		9,528,072	0.4%
New York
Albany Capital Resource Corp.,
5.000%, 05/01/2027 (Callable 05/01/2026)	1,000,000	1,053,180
Albany County Capital Resource Corp.,
2.600%, 07/01/2025	840,000	776,091
City of Amsterdam NY,
3.750%, 06/22/2023	2,204,474	2,217,150
City of Long Beach NY:
2.000%, 02/17/2023	5,658,500	5,625,955
2.000%, 02/17/2023	900,000	894,658
City of New York NY:
5.000%, 08/01/2038 (Callable 08/01/2023)	6,150,000	6,274,732
1.030%, 04/01/2042 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	5,000,000	5,000,000
1.090%, 04/01/2042
(Optional Put Date 07/01/2022)(1)	9,440,000	9,440,000
1.060%, 10/01/2046
(Optional Put Date 07/01/2022)(1)	8,000,000	8,000,000
City of Plattsburgh NY,
5.000%, 06/15/2026 (Insured by AGM)	495,000	538,020
City of Poughkeepsie NY:
4.000%, 04/15/2024	280,000	286,025
4.000%, 04/15/2026	450,000	465,362
County of Nassau NY,
5.000%, 04/01/2026
(Pre-refunded to 04/01/2024)	12,360,000	13,014,922
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
County of Rockland NY,
5.000%, 03/01/2023 (Insured by AGM)	$415,000	$424,414
County of Suffolk NY:
5.000%, 05/01/2023	2,845,000	2,918,775
5.000%, 05/01/2027 (Callable 05/01/2024)	500,000	524,008
Genesee Valley Central School District:
5.000%, 06/15/2027 (Insured by AGM)	1,390,000	1,542,913
5.000%, 06/15/2028 (Insured by AGM)	1,460,000	1,640,385
Geneva Development Corp.:
5.000%, 09/01/2023
(Pre-refunded to 09/01/2022)	450,000	452,601
5.000%, 09/01/2023 (ETM)	30,000	31,109
5.000%, 09/01/2024
(Pre-refunded to 09/01/2023)	50,000	51,848
Hempstead Town Local Development Corp.,
5.000%, 07/01/2025 (Callable 07/01/2023)	815,000	833,015
Huntington Local Development Corp.:
3.000%, 07/01/2025	1,130,000	1,078,523
4.000%, 07/01/2027	5,050,000	4,818,687
Long Island Power Authority:
1.949%, 05/01/2033
(1 Month LIBOR USD + 0.750%)
(Callable 10/01/2022)
(Mandatory Tender Date 10/01/2023)(2)	5,610,000	5,608,646
1.650%, 09/01/2049 (Callable 03/01/2024)
(Mandatory Tender Date 09/01/2024)(1)	2,550,000	2,503,870
Metropolitan Transportation Authority:
1.698%, 11/01/2030
(1 Month LIBOR USD + 0.550%)
(Mandatory Tender Date 11/01/2022)(2)	2,520,000	2,511,223
5.000%, 11/15/2048 (Mandatory
Tender Date 11/15/2022)(1)	1,050,000	1,061,100
New York City Housing Development Corp.:
2.950%, 11/01/2045 (Callable 05/01/2025)
(Mandatory Tender Date 02/01/2026)
(Insured by FNMA)(1)	225,000	225,948
3.000%, 02/15/2048 (Callable 05/15/2024)	8,000,000	7,814,838
3.500%, 02/15/2048 (Callable 05/15/2024)	5,100,000	4,998,661
2.750%, 05/01/2050 (Callable 12/01/2022)
(Mandatory Tender Date 12/29/2023)(1)	300,000	300,370
2.100%, 11/01/2058 (Callable 07/21/2022)
(Mandatory Tender Date 07/03/2023)(1)	240,000	239,569
0.700%, 11/01/2060 (Callable 05/01/2023)
(Mandatory Tender Date 05/01/2025)
(Insured by FHA)(1)	2,590,000	2,419,461
New York City Water & Sewer System:
1.060%, 06/15/2033
(Optional Put Date 07/01/2022)(1)	12,000,000	12,000,000
0.300%, 06/15/2050
(Optional Put Date 07/01/2022)(1)	7,500,000	7,500,000
New York State Dormitory Authority:
5.000%, 02/15/2028 (Callable 02/15/2024)	1,180,000	1,233,758
5.000%, 07/01/2028 (Callable 07/01/2025)	505,000	532,194
5.000%, 03/15/2029	3,455,000	3,790,350
5.000%, 10/01/2032 (Callable 10/01/2026)
(Insured by AGM)	820,000	904,440
5.000%, 05/01/2048 (Callable 11/01/2023)
(Mandatory Tender Date 05/01/2024)(1)	2,000,000	2,067,062
New York State Housing Finance Agency:
0.700%, 11/01/2024 (Callable 11/01/2022)
(Insured by SONYMA)	2,500,000	2,400,202
1.600%, 11/01/2024 (Callable 07/21/2022)	10,815,000	10,501,455
0.750%, 05/01/2025 (Callable 07/21/2022)
(Insured by SONYMA)	3,775,000	3,569,658
0.750%, 11/01/2025 (Callable 07/21/2022)
(Insured by SONYMA)	7,525,000	7,035,279
0.650%, 11/01/2056 (Callable 07/01/2023)
(Mandatory Tender Date 11/01/2025)
(Insured by SONYMA)(1)	2,500,000	2,310,617
New York State Thruway Authority,
5.000%, 04/01/2026 (Callable 08/01/2022)	2,000,000	2,005,107
New York Transportation Development Corp.,
5.000%, 12/01/2027	900,000	966,562
Oneida County Local Development Corp.,
5.000%, 12/01/2029
(Callable 12/01/2023) (Insured by AGM)	715,000	735,474
St. Lawrence County Industrial
Development Agency:
5.000%, 07/01/2025 (Callable 01/01/2023)	235,000	237,929
5.000%, 07/01/2026	315,000	341,747
5.000%, 07/01/2027 (Callable 01/01/2023)	315,000	318,791
5.000%, 07/01/2027 (Callable 07/01/2026)	200,000	216,051
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/01/2023)	100,000	100,560
4.000%, 10/01/2046 (Callable 04/01/2025)	170,000	172,133
3.500%, 10/01/2052 (Callable 04/01/2031)
(Insured by SONYMA)	1,270,000	1,261,161
Town of Oyster Bay NY,
4.000%, 02/15/2026 (Insured by BAM)	95,000	99,561
Triborough Bridge & Tunnel Authority,
1.411%, 01/01/2032 (SOFR + 0.380%)
(Callable 11/01/2023)
(Mandatory Tender Date 02/01/2024)(2)	2,795,000	2,733,079
Utility Debt Securitization Authority,
5.000%, 12/15/2025 (Callable 12/15/2023)	210,000	219,155
Westchester County
Local Development Corp.,
3.200%, 07/01/2028(3)	3,000,000	2,717,625
Total New York
(Cost $164,176,748)		161,556,009	7.4%
North Carolina
Durham Housing Authority,
5.000%, 12/01/2035
(Pre-refunded to 12/01/2022)	245,000	248,414
Inlivian,
2.375%, 04/01/2025
(Mandatory Tender Date 04/01/2024)(1)	8,332,000	8,311,910
North Carolina Housing Finance Agency:
4.000%, 07/01/2048 (Callable 07/01/2027)
(Insured by GNMA)	245,000	248,583
4.000%, 01/01/2050 (Callable 07/01/2028)
(Insured by GNMA)	1,895,000	1,922,271
4.000%, 07/01/2050 (Callable 07/01/2029)	2,825,000	2,866,876
North Carolina Medical Care Commission:
4.000%, 10/01/2027	600,000	599,971
4.000%, 06/01/2030 (Callable 06/01/2026)	250,000	257,946
2.200%, 12/01/2048 (Callable 08/01/2022)
(Mandatory Tender Date 12/01/2022)(1)	1,845,000	1,846,101
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,250,000	1,283,585
Total North Carolina
(Cost $18,027,107)		17,585,657	0.8%
North Dakota
Cass County Joint Water Resource District,
0.480%, 05/01/2024 (Callable 11/01/2022)	3,200,000	3,053,752
City of Horace ND:
3.000%, 05/01/2023	190,000	191,577
0.650%, 08/01/2023 (Callable 08/01/2022)	2,960,000	2,893,897

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
City of Horace ND: (cont.)
3.000%, 05/01/2025	$250,000	$252,858
3.000%, 05/01/2025	205,000	207,343
3.000%, 05/01/2026	345,000	348,224
3.000%, 05/01/2026	100,000	100,935
3.000%, 05/01/2027 (Callable 05/01/2026)	265,000	266,198
3.000%, 05/01/2028 (Callable 05/01/2027)	305,000	304,089
City of Mandan ND,
2.750%, 09/01/2041 (Callable 08/01/2022)	130,000	110,506
City of Watford City ND,
3.000%, 12/01/2023 (Insured by AGM)	1,825,000	1,835,945
City of West Fargo ND,
4.000%, 05/01/2024	900,000	931,496
City of Williston ND,
4.250%, 07/15/2025 (Callable 07/15/2022)	775,000	775,643
County of Burleigh ND:
4.000%, 11/01/2029 (Pre-refunded
to 11/01/2022) (Insured by AGM)	400,000	403,355
4.500%, 07/01/2032
(Pre-refunded to 07/01/2022)	360,000	360,000
County of McKenzie ND:
5.000%, 08/01/2022	1,000,000	1,002,147
5.000%, 08/01/2023	2,300,000	2,356,546
County of Ward ND,
4.000%, 04/01/2024 (Callable 04/01/2023)
(Insured by AGM)	400,000	406,047
Jamestown Park District,
2.900%, 07/01/2035 (Callable 07/18/2022)	470,000	463,552
North Dakota Housing Finance Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)	430,000	435,950
4.000%, 01/01/2051 (Callable 07/01/2029)	2,335,000	2,370,088
3.000%, 07/01/2052 (Callable 01/01/2031)	8,000,000	7,755,002
Williston Parks & Recreation District:
4.500%, 03/01/2025 (Callable 07/18/2022)	300,000	292,877
4.625%, 03/01/2026 (Callable 07/18/2022)	2,620,000	2,537,218
Williston Public School District No. 1,
3.000%, 08/01/2026 (Callable 08/01/2024)
(Insured by SD CRED PROG)	1,015,000	1,020,331
Total North Dakota
(Cost $31,879,992)		30,675,576	1.4%
Ohio
Akron Bath Copley Joint
Township Hospital District,
5.000%, 11/15/2028	535,000	584,776
Alliance City School District,
2.500%, 12/01/2022
(Insured by SD CRED PROG)	200,000	200,848
City of Akron OH:
4.000%, 12/01/2025	2,000,000	2,109,069
4.000%, 12/01/2026	3,350,000	3,569,732
City of Cleveland OH,
5.000%, 10/01/2031 (Callable 04/01/2028)	1,070,000	1,186,833
City of Huron OH,
3.125%, 12/01/2024	325,000	326,119
City of Lorain OH:
3.000%, 12/01/2022 (Insured by BAM)	185,000	186,112
3.000%, 12/01/2023 (Insured by BAM)	185,000	187,777
3.000%, 12/01/2024 (Insured by BAM)	130,000	132,481
3.000%, 12/01/2025 (Insured by BAM)	135,000	138,056
3.000%, 12/01/2026 (Insured by BAM)	135,000	138,019
City of Middleburg Heights OH:
4.000%, 08/01/2025	165,000	171,240
5.000%, 08/01/2026	270,000	291,465
5.000%, 08/01/2027	280,000	304,804
City of St. Clairsville OH,
4.000%, 12/01/2023 (Insured by BAM)	340,000	349,795
City of Tiffin OH,
2.500%, 12/01/2024 (Callable 12/01/2023)	250,000	250,476
City of Toledo OH,
5.000%, 12/01/2022	150,000	152,017
City of Waterville OH,
1.000%, 12/01/2026	2,070,000	1,947,780
Cleveland-Cuyahoga County Port Authority,
5.000%, 08/01/2026 (Callable 08/01/2024)	550,000	575,375
Columbus City Schools,
5.000%, 12/01/2030 (Callable 06/01/2026)	780,000	844,271
County of Franklin OH,
5.000%, 05/15/2030
(Pre-refunded to 05/15/2023)	270,000	277,708
County of Gallia OH,
8.000%, 07/01/2042
(Pre-refunded to 07/01/2022)	540,000	540,000
County of Holmes OH,
3.000%, 12/01/2022 (Callable 08/01/2022)
(Insured by AGM)	65,000	65,414
County of Montgomery OH:
5.000%, 11/15/2024	1,460,000	1,536,779
5.000%, 11/15/2025	2,500,000	2,672,681
5.000%, 11/15/2027	2,015,000	2,203,693
Cuyahoga Metropolitan Housing Authority:
3.000%, 12/01/2022	245,000	246,174
4.000%, 12/01/2023	310,000	317,408
4.000%, 12/01/2024	335,000	346,253
4.000%, 12/01/2025	335,000	348,245
Euclid City School District:
4.000%, 12/01/2023 (Insured by BAM)	130,000	133,562
4.000%, 12/01/2025 (Insured by BAM)	65,000	68,218
4.000%, 12/01/2026 (Insured by BAM)	100,000	105,701
Great Oaks Career Campuses
Board of Education,
4.000%, 12/01/2022	400,000	404,226
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	145,000	151,281
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)
(Insured by BAM)	50,000	50,395
Miami University:
4.000%, 09/01/2027 (Callable 09/01/2022)	160,000	160,657
5.000%, 09/01/2027	575,000	641,440
Northeast Ohio Medical University,
5.000%, 12/01/2025	125,000	132,224
Norton City School District,
4.000%, 11/01/2026 (Callable 11/01/2023)
(Insured by SD CRED PROG)	430,000	439,374
Ohio Air Quality Development Authority:
1.500%, 02/01/2026
(Mandatory Tender Date 11/04/2025)(1)	1,600,000	1,462,945
4.000%, 09/01/2030
(Mandatory Tender Date 06/01/2027)(1)	2,750,000	2,778,001
Ohio Higher Educational
Facility Commission:
5.000%, 11/01/2023	580,000	602,301
5.000%, 05/01/2024	705,000	737,562
5.000%, 05/01/2024	415,000	434,167
5.000%, 03/01/2025	620,000	638,507
5.000%, 05/01/2025	595,000	631,647
5.000%, 05/01/2025	455,000	483,024
5.000%, 05/01/2026 (Callable 05/01/2025)	750,000	792,978

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Ohio Housing Finance Agency:
3.350%, 07/01/2025 (Mandatory Tender
Date 07/01/2024) (Insured by HUD)(1)	$2,500,000	$2,515,586
4.000%, 11/01/2025	7,000,000	7,155,756
4.000%, 03/01/2047
(Callable 09/01/2025) (Insured by GNMA)	60,000	60,799
4.500%, 03/01/2050 (Callable 09/01/2028)	2,265,000	2,327,162
3.750%, 09/01/2050
(Callable 03/01/2029) (Insured by GNMA)	6,245,000	6,283,510
Ohio Turnpike & Infrastructure Commission,
5.500%, 02/15/2024 (Insured by BHAC)	815,000	847,227
Port of Greater Cincinnati
Development Authority:
3.000%, 05/01/2023 (Callable 08/01/2022)	7,205,000	7,207,666
3.125%, 11/15/2023	185,000	186,153
5.000%, 04/01/2026	175,000	190,707
5.000%, 04/01/2027	250,000	275,910
4.000%, 11/15/2028	770,000	797,366
State of Ohio:
5.000%, 04/01/2029 (Callable 04/01/2023)	25,000	25,592
1.000%, 01/15/2033 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	3,000,000	3,000,000
5.000%, 05/01/2034 (Callable 05/01/2025)	575,000	610,898
1.000%, 01/15/2045 (Callable 07/01/2022)
(Optional Put Date 07/05/2022)(1)	8,135,000	8,135,000
Toledo-Lucas County Port Authority,
2.000%, 11/15/2031	1,055,000	967,342
Troy City School District,
2.050%, 12/01/2023 (Callable 12/01/2022)	90,000	90,038
University of Akron,
5.000%, 01/01/2034 (Callable 07/01/2026)
(Insured by BAM)	2,195,000	2,366,733
Village of Cuyahoga Heights OH:
4.000%, 12/01/2023 (Insured by AGM)	95,000	97,270
4.000%, 12/01/2024 (Insured by AGM)	100,000	103,430
Wadsworth City School District,
4.000%, 12/01/2030 (Callable 12/01/2026)	325,000	341,124
Total Ohio
(Cost $78,687,028)		76,634,879	3.5%
Oklahoma
Canadian County Educational
Facilities Authority,
5.000%, 09/01/2027 (Callable 09/01/2026)	1,000,000	1,102,994
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	140,000	135,319
City of Midwest City OK,
3.000%, 06/01/2023	485,000	490,423
City of Oklahoma City OK,
2.000%, 03/01/2027	600,000	577,724
Custer County Economic
Development Authority,
4.000%, 12/01/2023	450,000	460,754
Garfield County Educational
Facilities Authority:
5.000%, 09/01/2026	1,800,000	1,963,026
5.000%, 09/01/2027 (Callable 09/01/2026)	3,780,000	4,113,036
Grady County School Finance Authority:
5.000%, 12/01/2024	565,000	594,913
5.000%, 12/01/2025	945,000	1,010,008
5.000%, 12/01/2026	1,015,000	1,098,995
5.000%, 12/01/2027 (Callable 12/01/2026)	1,065,000	1,156,801
Kingfisher County Educational
Facilities Authority,
3.000%, 03/01/2023	385,000	388,303
Oklahoma County Finance Authority,
5.000%, 09/01/2024	350,000	370,003
Oklahoma County Independent
School District No. 12,
0.050%, 03/01/2024	1,465,000	1,396,017
Oklahoma Development Finance Authority:
4.000%, 08/01/2022	535,000	535,487
5.000%, 08/01/2023	485,000	493,824
2.600%, 03/01/2024	675,000	661,786
5.000%, 08/01/2024	585,000	600,188
5.000%, 08/15/2028 (Callable 08/15/2025)	950,000	999,061
Oklahoma Housing Finance Agency,
5.000%, 03/01/2052
(Callable 03/01/2031) (Insured by GNMA)	1,900,000	2,012,650
Oklahoma Municipal Power Authority:
1.170%, 01/01/2023 (SIFMA
Municipal Swap Index + 0.390%)(2)	75,000	75,066
5.000%, 01/01/2032 (Callable 01/01/2026)	415,000	440,830
Oklahoma Water Resources Board,
5.000%, 04/01/2023	750,000	768,830
Purcell Public Works Authority:
5.000%, 03/01/2024	250,000	260,978
5.000%, 03/01/2025	200,000	212,900
5.000%, 03/01/2026	435,000	471,295
5.000%, 03/01/2027	880,000	968,748
5.000%, 03/01/2030 (Callable 03/01/2028)	500,000	558,083
Sallisaw Municipal Authority:
4.000%, 06/01/2023	735,000	742,561
4.000%, 06/01/2024	655,000	665,096
4.000%, 06/01/2025	680,000	690,466
4.000%, 06/01/2026	710,000	720,002
4.000%, 06/01/2028 (Callable 06/01/2026)	765,000	767,235
Texas County Development Authority,
4.000%, 12/01/2023	675,000	690,375
Tulsa County Industrial Authority,
5.000%, 09/01/2024	400,000	423,729
Tulsa Industrial Authority,
5.000%, 10/01/2023	790,000	802,853
University of Oklahoma,
5.000%, 07/01/2029 (Callable 07/01/2026)	3,515,000	3,835,696
Total Oklahoma
(Cost $34,268,129)		33,256,055	1.5%
Oregon
City of Portland OR,
4.500%, 05/01/2029 (Callable 05/01/2026)	3,875,000	4,158,619
Columbia County School District No. 502:
5.000%, 06/15/2027
(Insured by SCH BD GTY)(6)	540,000	602,058
5.000%, 06/15/2028
(Insured by SCH BD GTY)(6)	740,000	834,892
5.000%, 06/15/2029
(Insured by SCH BD GTY)(6)	835,000	953,383
County of Crook OR,
0.000%, 06/01/2028(6)	455,000	407,954
County of Yamhill OR:
4.000%, 10/01/2022	500,000	502,489
4.000%, 10/01/2023	425,000	433,189
4.000%, 10/01/2024	425,000	433,490
Oregon State Business
Development Commission,
2.400%, 12/01/2040
(Mandatory Tender Date 08/14/2023)(1)	100,000	100,272
Oregon State Facilities Authority,
5.000%, 10/01/2027 (Callable 10/01/2026)	700,000	747,465

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
State of Oregon:
4.000%, 12/01/2048
(Callable 12/01/2026)	$535,000	$542,518
3.000%, 12/01/2051 (Callable 07/21/2022)	3,865,000	3,726,639
State of Oregon Housing &
Community Services Department:
3.875%, 01/01/2033 (Callable 07/01/2024)	235,000	232,917
3.500%, 07/01/2036 (Callable 01/01/2025)	45,000	45,330
4.500%, 01/01/2049 (Callable 07/01/2027)	850,000	868,685
4.500%, 07/01/2049 (Callable 07/01/2027)	235,000	240,437
Yamhill County Hospital Authority:
1.750%, 11/15/2026 (Callable 07/21/2022)	1,000,000	926,315
2.125%, 11/15/2027 (Callable 11/15/2022)	2,250,000	2,018,849
Total Oregon
(Cost $19,100,382)		17,775,501	0.8%
Pennsylvania
Abington Heights School
District Lackawanna County,
2.000%, 03/15/2023 (Callable 08/01/2022)
(Insured by ST AID)	195,000	195,039
Albert Gallatin Area School District,
4.000%, 09/01/2027 (Insured by AGM)	2,130,000	2,282,961
Aliquippa Municipal Water Authority,
2.000%, 11/15/2023 (Callable 11/15/2022)
(Insured by BAM)	250,000	249,968
Avon Grove School District,
5.000%, 11/15/2030 (Callable 11/15/2026)
(Insured by ST AID)	635,000	700,805
Blacklick Valley School District:
5.000%, 11/15/2022 (Insured by AGM)	175,000	177,248
5.000%, 11/15/2023 (Insured by AGM)	190,000	198,007
5.000%, 11/15/2024 (Insured by AGM)	200,000	213,311
Borough of Economy PA:
2.000%, 12/15/2023 (Insured by BAM)	205,000	204,899
2.000%, 12/15/2024 (Insured by BAM)	215,000	213,002
Borough of Lewistown PA:
4.000%, 09/01/2022 (Insured by AGM)	265,000	266,072
4.000%, 09/01/2023 (Insured by AGM)	315,000	322,397
4.000%, 09/01/2024 (Insured by AGM)	100,000	103,731
Bucks County Industrial
Development Authority,
5.000%, 07/01/2025	350,000	366,608
Caernarvon Township Authority:
4.000%, 09/01/2023 (Insured by AGM)	100,000	102,406
4.000%, 09/01/2024 (Insured by AGM)	140,000	145,674
4.000%, 09/01/2025 (Callable 09/01/2024)
(Insured by AGM)	100,000	103,708
4.000%, 09/01/2026 (Callable 09/01/2024)
(Insured by AGM)	150,000	155,325
4.000%, 09/01/2027 (Callable 09/01/2024)
(Insured by AGM)	130,000	134,367
4.000%, 09/01/2028 (Callable 09/01/2024)
(Insured by AGM)	165,000	170,073
4.000%, 09/01/2029 (Callable 09/01/2024)
(Insured by AGM)	170,000	174,910
4.000%, 09/01/2030 (Callable 09/01/2024)
(Insured by AGM)	175,000	179,738
Carmichaels Area School District:
4.000%, 09/01/2022 (Insured by BAM)	100,000	100,403
4.000%, 09/01/2023 (Insured by BAM)	155,000	158,640
4.000%, 09/01/2024 (Insured by BAM)	220,000	228,207
Centennial School District Bucks County,
5.000%, 12/15/2022 (Insured by ST AID)	50,000	50,799
Chester County Health and Education
Facilities Authority,
7.000%, 11/01/2041
(Pre-refunded to 11/01/2023)	365,000	388,853
City of Altoona PA,
4.000%, 08/01/2027 (Insured by AGM)	110,000	116,846
City of Bradford PA,
2.500%, 11/01/2025 (Insured by AGM)	395,000	390,897
City of Erie Higher
Education Building Authority:
5.000%, 05/01/2025	160,000	167,897
5.000%, 05/01/2027	225,000	240,427
City of Oil City PA:
4.000%, 12/01/2025 (Insured by AGM)	180,000	189,012
4.000%, 12/01/2026 (Insured by AGM)	175,000	185,323
4.000%, 12/01/2027 (Insured by AGM)	200,000	212,720
4.000%, 12/01/2028 (Insured by AGM)	200,000	213,371
City of Pittston PA:
1.000%, 11/15/2022 (Insured by BAM)	100,000	99,767
4.000%, 11/15/2023 (Insured by BAM)	175,000	178,892
4.000%, 11/15/2024 (Insured by BAM)	265,000	272,853
4.000%, 11/15/2025 (Insured by BAM)	275,000	285,060
4.000%, 11/15/2026 (Callable 11/15/2025)
(Insured by BAM)	240,000	247,941
4.000%, 11/15/2027 (Callable 11/15/2025)
(Insured by BAM)	125,000	129,084
City of Wilkes-Barre PA,
4.000%, 11/15/2025 (Insured by BAM)	200,000	207,251
City of York PA,
5.000%, 11/15/2025	1,505,000	1,564,301
Coatesville School District:
5.000%, 06/30/2023
(Insured by ST AID)(7)	1,250,000	1,263,400
5.000%, 08/01/2023 (Insured by AGM)	150,000	154,947
Commonwealth Financing Authority,
5.000%, 06/01/2023	225,000	231,561
County of Allegheny PA,
1.412%, 11/01/2026
(3 Month LIBOR USD + 0.550%)
(Callable 08/01/2022) (Insured by AGM)(2)	795,000	794,708
County of McKean PA:
4.000%, 11/01/2022 (Insured by BAM)	120,000	120,928
4.000%, 11/01/2023 (Insured by BAM)	395,000	405,063
Crawford Central School District,
4.000%, 02/15/2025 (Insured by BAM)	2,455,000	2,567,827
Cumberland County Municipal Authority:
5.000%, 01/01/2029
(Pre-refunded to 01/01/2025)	190,000	203,093
5.000%, 01/01/2029
(Pre-refunded to 01/01/2025)	445,000	475,666
5.000%, 01/01/2029 (Callable 01/01/2025)	490,000	503,837
Delaware Valley Regional Finance Authority:
1.310%, 09/01/2048
(SIFMA Municipal Swap Index + 0.530%)
(Callable 09/01/2022)
(Mandatory Tender Date 09/01/2023)(2)	5,250,000	5,244,429
1.908%, 09/01/2048
(1 Month LIBOR USD + 0.760%)
(Callable 09/01/2023)
(Mandatory Tender Date 09/01/2024)(2)	2,000,000	2,001,348
2.028%, 09/01/2048
(1 Month LIBOR USD + 0.880%)
(Callable 09/01/2024)
(Mandatory Tender Date 09/01/2025)(2)	2,000,000	1,994,116

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
East Hempfield Township Industrial
Development Authority,
5.000%, 07/01/2029
(Pre-refunded to 07/01/2024)	$1,730,000	$1,828,109
Elizabeth Forward School District,
0.000%, 09/01/2022
(ETM) (Insured by NATL)	250,000	249,439
Erie City Water Authority,
4.000%, 12/01/2025 (Pre-refunded
to 12/01/2022) (Insured by AGM)	385,000	388,942
Greater Hazleton Joint Sewer Authority:
4.000%, 05/15/2023 (Insured by BAM)	460,000	468,913
4.000%, 05/15/2024 (Insured by BAM)	325,000	336,295
4.000%, 05/15/2025 (Insured by BAM)	255,000	267,323
Hazleton Area School District,
4.000%, 03/01/2025 (Insured by BAM)	430,000	446,036
Indiana County Municipal Services Authority:
5.000%, 10/01/2022 (Insured by BAM)	50,000	50,405
5.000%, 10/01/2023 (Insured by BAM)	255,000	263,907
5.000%, 10/01/2024 (Insured by BAM)	270,000	282,369
5.000%, 10/01/2025 (Insured by BAM)	285,000	301,841
5.000%, 10/01/2026 (Insured by BAM)	300,000	321,122
5.000%, 10/01/2027 (Insured by BAM)	310,000	334,324
5.000%, 10/01/2028 (Insured by BAM)	325,000	351,488
Lancaster City Parking Authority,
3.000%, 12/01/2027 (Insured by BAM)	645,000	648,534
Lancaster Higher Education Authority,
5.000%, 10/01/2022 (Insured by BAM)	35,000	35,293
Latrobe Industrial Development Authority:
5.000%, 03/01/2027	395,000	412,623
5.000%, 03/01/2028	215,000	224,424
5.000%, 03/01/2029	150,000	156,207
5.000%, 03/01/2030	125,000	129,360
Lehigh County Industrial
Development Authority,
1.800%, 09/01/2029
(Mandatory Tender Date 09/01/2022)(1)	5,090,000	5,086,144
Lycoming County Authority:
2.000%, 11/01/2035
(Mandatory Tender Date 11/01/2022)(1)	1,000,000	999,992
4.000%, 11/01/2043
(Mandatory Tender Date 05/01/2024)(1)	1,260,000	1,281,855
Montgomery County Higher
Education & Health Authority,
1.125%, 05/01/2036
(Mandatory Tender Date 05/01/2023)(6)	1,270,000	1,256,117
Montgomery County Industrial
Development Authority:
4.000%, 12/01/2022	90,000	90,687
4.000%, 12/01/2023	125,000	127,603
4.000%, 12/01/2024	200,000	206,198
4.000%, 12/01/2025	240,000	249,331
North Penn Water Authority,
1.340%, 11/01/2024 (SIFMA Municipal
Swap Index + 0.560%)
(Callable 11/01/2023)(2)	845,000	845,231
North Pocono School District,
4.000%, 03/15/2024 (Insured by BAM)	230,000	237,804
Northampton County General
Purpose Authority,
2.239%, 08/15/2048
(1 Month LIBOR USD + 1.040%)
(Callable 02/15/2023)
(Mandatory Tender Date 08/15/2024)(2)	75,000	75,315
Octorara Area School District,
4.000%, 04/01/2025 (Insured by AGM)	355,000	370,986
Old Forge School District,
4.000%, 05/01/2024 (Insured by AGM)	480,000	494,967
Palmyra Area School District:
5.000%, 06/01/2029 (Callable 06/01/2025)
(Insured by ST AID)	1,045,000	1,120,551
5.000%, 06/01/2030 (Callable 06/01/2025)
(Insured by ST AID)	400,000	428,803
Panther Valley School District:
4.000%, 10/15/2023 (Insured by BAM)	375,000	384,300
4.000%, 10/15/2024 (Insured by BAM)	410,000	426,029
4.000%, 10/15/2025 (Insured by BAM)	315,000	331,164
Pennsylvania Higher Educational
Facilities Authority:
5.000%, 05/01/2025	575,000	609,450
5.000%, 05/01/2026	595,000	638,533
Pennsylvania Housing Finance Agency:
5.000%, 04/01/2025	750,000	802,489
5.000%, 10/01/2025	375,000	405,117
5.000%, 04/01/2026	250,000	272,064
5.000%, 10/01/2026	325,000	356,680
5.000%, 04/01/2027	695,000	767,355
5.000%, 10/01/2027	175,000	194,511
4.000%, 10/01/2046 (Callable 04/01/2026)	100,000	101,318
3.000%, 10/01/2049 (Callable 10/01/2029)	5,000,000	4,934,537
4.000%, 10/01/2049 (Callable 10/01/2028)	4,925,000	4,990,487
3.000%, 10/01/2052 (Callable 10/01/2031)	1,200,000	1,143,521
4.250%, 10/01/2052 (Callable 04/01/2032)	1,140,000	1,168,878
Pennsylvania Turnpike Commission:
5.000%, 12/01/2022	50,000	50,703
0.000%, 12/01/2023	85,000	82,298
1.480%, 12/01/2023
(SIFMA Municipal Swap Index + 0.700%)
(Callable 12/01/2022)(2)	2,150,000	2,151,215
5.000%, 06/01/2024	2,000,000	2,097,439
5.000%, 12/01/2028(6)	450,000	491,177
Perkasie Regional Authority,
4.000%, 02/01/2023 (Insured by BAM)	460,000	465,683
Philadelphia Authority for
Industrial Development,
5.000%, 10/01/2026	725,000	791,097
Pittsburgh School District,
5.000%, 09/01/2027 (Insured by ST AID)	420,000	473,502
Pittsburgh Water & Sewer Authority,
1.430%, 09/01/2040
(SIFMA Municipal Swap Index + 0.650%)
(Callable 06/01/2023) (Mandatory Tender
Date 12/01/2023) (Insured by AGM)(2)	11,025,000	11,030,509
Pottsville Area School District:
1.000%, 05/15/2023 (Insured by BAM)	125,000	123,577
4.000%, 05/15/2024 (Insured by BAM)	200,000	206,172
4.000%, 05/15/2025 (Insured by BAM)	180,000	187,143
4.000%, 05/15/2026 (Insured by BAM)	185,000	193,449
Public Parking Authority Of Pittsburgh,
5.000%, 12/01/2026 (Callable 06/01/2025)	470,000	505,488
Reading School District:
4.000%, 04/01/2023 (Insured by BAM)	160,000	162,597
4.000%, 04/01/2023 (Insured by BAM)	565,000	574,172
5.000%, 04/01/2023 (Insured by BAM)	750,000	767,652
4.000%, 04/01/2024 (Insured by BAM)	615,000	633,060
5.000%, 04/01/2024 (Insured by BAM)	2,250,000	2,356,179
0.000%, 01/15/2026 (Insured by NATL)	470,000	418,629
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Riverside School District:
2.000%, 10/15/2022 (Insured by BAM)	$415,000	$415,571
4.000%, 10/15/2024 (Insured by BAM)	950,000	987,040
Sayre Area School District,
3.000%, 05/15/2024 (Insured by BAM)	25,000	25,360
Sayre Health Care Facilities Authority,
1.839%, 12/01/2024 (3 Month LIBOR
USD + 0.780%) (Callable 08/01/2022)(2)	180,000	180,465
School District of Philadelphia:
5.000%, 06/01/2024 (Insured by AGM)	560,000	589,943
5.000%, 09/01/2025 (Insured by ST AID)	135,000	145,400
5.000%, 09/01/2025 (Insured by ST AID)	500,000	538,518
5.000%, 09/01/2026 (Insured by ST AID)	1,000,000	1,094,279
School District of Reading,
5.000%, 03/01/2024 (Insured by AGM)	100,000	104,541
School District of the City of Erie:
5.000%, 04/01/2023 (Insured by AGM)	265,000	271,138
5.000%, 04/01/2024 (Insured by AGM)	230,000	240,653
5.000%, 04/01/2024 (Insured by AGM)	250,000	261,579
Scranton School District,
2.015%, 04/01/2031
(1 Month LIBOR USD + 0.850%)
(Callable 12/01/2022) (Mandatory Tender
Date 06/01/2023) (Insured by ST AID)(2)	4,570,000	4,577,959
Scranton-Lackawanna Health
and Welfare Authority:
5.000%, 11/01/2023	35,000	36,416
5.000%, 11/01/2025	40,000	42,830
Sports & Exhibition Authority
of Pittsburgh and Allegheny County:
4.000%, 02/01/2023 (Insured by AGM)	520,000	526,633
4.000%, 02/01/2024 (Insured by AGM)	55,000	56,595
4.000%, 02/01/2025 (Insured by AGM)	3,360,000	3,491,349
4.000%, 02/01/2026 (Insured by AGM)	4,530,000	4,753,253
State Public School Building Authority:
5.000%, 12/01/2027 (Callable 12/01/2026)
(Insured by AGM)	1,090,000	1,200,547
0.000%, 05/15/2028 (Insured by NATL)	2,075,000	1,694,951
Steel Valley School District:
4.000%, 11/01/2022 (Insured by BAM)	190,000	191,532
4.000%, 11/01/2024 (Insured by BAM)	260,000	270,296
4.000%, 11/01/2024 (Insured by BAM)	50,000	51,980
4.000%, 11/01/2025 (Insured by BAM)	270,000	281,900
4.000%, 11/01/2025 (Insured by BAM)	50,000	52,204
4.000%, 11/01/2026 (Insured by BAM)	280,000	293,762
Township of Hampton PA,
5.900%, 02/01/2023 (Insured by FGIC)	125,000	127,831
Township of North Fayette PA,
4.000%, 04/15/2025 (Callable 04/15/2024)	210,000	216,731
University of Pittsburgh-of the Commonwealth
System of Higher Education,
1.140%, 02/15/2024
(SIFMA Municipal Swap Index + 0.360%)
(Callable 08/15/2023)(2)	2,500,000	2,506,947
Westmoreland County Industrial
Development Authority:
4.000%, 07/01/2023	375,000	379,978
4.000%, 07/01/2024	450,000	458,934
4.000%, 07/01/2025	550,000	563,724
4.000%, 07/01/2026	625,000	642,442
Westmoreland County Municipal Authority,
0.000%, 08/15/2023
(ETM) (Insured by FGIC)	220,000	215,077
Wilkes-Barre Finance Authority,
5.000%, 11/01/2024	40,000	42,205
York City School District,
4.000%, 05/01/2025 (Insured by BAM)	3,070,000	3,201,605
Total Pennsylvania
(Cost $123,185,859)		120,638,596	5.5%
Puerto Rico
Commonwealth of Puerto Rico:
5.250%, 07/01/2023	6,000,000	6,108,723
0.000%, 07/01/2024	846,000	774,265
5.375%, 07/01/2025	1,606,000	1,667,484
Puerto Rico Highway &
Transportation Authority,
4.600%, 07/01/2022
(ETM) (Insured by NATL)	25,000	25,000
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	710,000	736,918
6.000%, 08/01/2026
(ETM) (Insured by AGC)	545,000	619,203
6.000%, 08/01/2026
(ETM) (Insured by AGC)	3,510,000	3,973,338
Total Puerto Rico
(Cost $13,905,040)		13,904,931	0.6%
Rhode Island
Rhode Island Housing &
Mortgage Finance Corp.:
0.450%, 10/01/2040 (Callable 07/21/2022)
(Mandatory Tender Date 10/01/2023)
(Insured by HUD)(1)	2,700,000	2,626,155
3.500%, 10/01/2046 (Callable 04/01/2025)	5,000	5,031
3.750%, 10/01/2049 (Callable 04/01/2029)
(Insured by GNMA)	1,720,000	1,733,166
State of Rhode Island,
5.000%, 11/01/2031 (Callable 11/01/2028)	1,585,000	1,788,304
Total Rhode Island
(Cost $6,490,718)		6,152,656	0.3%
South Carolina
Barnwell Facilities Corp.:
5.000%, 09/01/2023 (Insured by BAM)	285,000	294,933
5.000%, 09/01/2024 (Insured by BAM)	280,000	296,306
City of Myrtle Beach SC,
5.000%, 10/01/2027 (Callable 10/01/2026)	1,000,000	1,089,300
City of Walhalla SC,
5.000%, 06/01/2023 (Insured by BAM)	320,000	329,155
Greenwood Fifty School Facilities, Inc.,
5.000%, 12/01/2027 (Callable 06/01/2026)
(Insured by BAM)	1,125,000	1,223,482
Patriots Energy Group Financing Agency,
2.008%, 10/01/2048
(1 Month LIBOR USD + 0.860%)
(Callable 11/01/2023) (Mandatory
Tender Date 02/01/2024)(2)	1,500,000	1,485,918
Piedmont Municipal Power Agency:
5.375%, 01/01/2025
(ETM) (Insured by NATL)	220,000	235,715
5.000%, 01/01/2029 (Callable 01/01/2025)	1,000,000	1,049,988
5.000%, 01/01/2030 (Callable 01/01/2027)	4,190,000	4,541,035
5.000%, 01/01/2032 (Callable 01/01/2027)	2,000,000	2,146,603
Scago Educational Facilities Corp.
for Pickens School District,
4.000%, 12/01/2031 (Callable 06/01/2025)	500,000	506,451

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
South Carolina Jobs-Economic
Development Authority,
5.250%, 08/01/2030
(Pre-refunded to 08/01/2023)	$110,000	$114,086
South Carolina State Housing
Finance & Development Authority:
4.000%, 07/01/2036
(Callable 07/01/2025) (Insured by GNMA)	100,000	101,431
4.000%, 07/01/2047
(Callable 01/01/2027) (Insured by FHA)	385,000	390,327
4.500%, 07/01/2048 (Callable 07/01/2027)	345,000	353,499
4.000%, 01/01/2050 (Callable 07/01/2028)	1,965,000	1,994,561
4.000%, 07/01/2050 (Callable 07/01/2029)	1,815,000	1,840,593
3.000%, 01/01/2052 (Callable 07/01/2030)	13,930,000	13,572,758
Spartanburg Housing Authority,
2.000%, 03/01/2026
(Mandatory Tender Date 03/01/2025)(1)	2,671,000	2,617,696
Spartanburg Regional Health Services District,
5.000%, 04/15/2023 (Insured by AGM)	350,000	358,615
University of South Carolina,
5.000%, 05/01/2027	785,000	869,707
Total South Carolina
(Cost $37,098,939)		35,412,159	1.6%
South Dakota
Aberdeen School District No. 6-1,
2.200%, 01/01/2023 (Callable 08/01/2022)	255,000	255,108
City of Rapid City SD,
5.000%, 12/01/2025	310,000	324,750
South Dakota Health &
Educational Facilities Authority:
3.000%, 09/01/2025	100,000	99,976
3.000%, 09/01/2027	105,000	103,072
3.000%, 09/01/2028	200,000	192,947
South Dakota Housing
Development Authority:
3.000%, 11/01/2051 (Callable 05/01/2030)
(Insured by GNMA)	1,585,000	1,553,291
5.000%, 05/01/2053 (Callable 11/01/2031)	3,000,000	3,177,493
Total South Dakota
(Cost $5,942,198)		5,706,637	0.3%
Tennessee
City of Jackson TN:
5.000%, 04/01/2024 (ETM)	10,000	10,493
5.000%, 04/01/2024	240,000	251,746
5.000%, 04/01/2027
(Pre-refunded to 04/01/2025)	20,000	21,438
5.000%, 04/01/2027 (Callable 04/01/2025)	645,000	674,371
City of Manchester TN,
2.000%, 08/01/2028	2,135,000	2,061,485
City of Morristown TN,
2.000%, 03/01/2029	2,015,000	1,927,429
City of Sevierville TN,
5.000%, 06/01/2027(7)	2,845,000	3,184,983
Hollow Rock-Bruceton Special School District,
3.000%, 04/01/2023	346,000	349,039
Knox County Health Educational
& Housing Facility Board:
5.000%, 11/15/2022	400,000	404,918
5.000%, 04/01/2024	190,000	198,005
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	6,705,000	7,275,205
4.000%, 11/01/2049 (Callable 08/01/2025)
(Mandatory Tender Date 11/01/2025)(1)	1,745,000	1,771,942
Tennessee Housing Development Agency:
3.050%, 07/01/2029
(Callable 07/01/2024)	100,000	99,293
3.600%, 01/01/2031 (Callable 01/01/2023)	1,070,000	1,070,195
3.850%, 07/01/2032 (Callable 01/01/2025)	735,000	728,151
4.000%, 07/01/2039 (Callable 01/01/2024)	365,000	369,613
4.000%, 01/01/2043 (Callable 07/01/2027)	500,000	506,969
4.000%, 01/01/2046 (Callable 01/01/2025)	10,000	10,132
3.750%, 01/01/2050 (Callable 01/01/2029)	2,085,000	2,100,199
3.000%, 01/01/2051 (Callable 01/01/2030)	945,000	929,234
5.000%, 01/01/2053 (Callable 07/01/2031)	1,750,000	1,853,501
Total Tennessee
(Cost $26,893,979)		25,798,341	1.2%
Texas
Abilene Convention Center
Hotel Development Corp.:
2.500%, 10/01/2031	1,000,000	892,314
3.750%, 10/01/2031(3)	1,120,000	1,015,892
Alvin Independent School District,
1.250%, 02/15/2033 (Mandatory Tender
Date 08/15/2022) (PSF Guaranteed)(1)	325,000	324,972
Arlington Higher Education Finance Corp.:
5.000%, 08/15/2022 (PSF Guaranteed)	350,000	351,367
5.000%, 08/15/2023 (PSF Guaranteed)	325,000	336,348
3.000%, 08/15/2024 (PSF Guaranteed)	150,000	152,036
5.000%, 08/15/2024 (PSF Guaranteed)	505,000	535,279
5.000%, 08/15/2024
(ETM) (PSF Guaranteed)	535,000	566,456
4.000%, 08/15/2025 (PSF Guaranteed)	330,000	344,796
5.000%, 08/15/2025 (PSF Guaranteed)	75,000	80,968
5.000%, 08/15/2025 (PSF Guaranteed)	550,000	594,455
5.000%, 12/01/2025 (PSF Guaranteed)	555,000	602,386
4.000%, 02/15/2026 (PSF Guaranteed)	280,000	293,445
4.000%, 08/15/2026 (PSF Guaranteed)	200,000	210,463
4.000%, 08/15/2026 (PSF Guaranteed)	345,000	363,048
5.000%, 08/15/2026 (PSF Guaranteed)	450,000	494,088
4.000%, 02/15/2027 (PSF Guaranteed)	350,000	369,012
4.000%, 08/15/2027 (PSF Guaranteed)	360,000	380,705
5.000%, 08/15/2027 (PSF Guaranteed)	500,000	557,467
4.000%, 02/15/2028 (PSF Guaranteed)	315,000	332,711
4.000%, 08/15/2028 (PSF Guaranteed)	385,000	406,994
4.000%, 08/15/2028 (PSF Guaranteed)	370,000	391,138
4.000%, 02/15/2029 (PSF Guaranteed)	285,000	301,362
Arlington Housing Finance Corp.,
3.500%, 11/01/2043 (Callable 05/01/2025)
(Mandatory Tender Date 11/01/2025)(1)	6,500,000	6,603,794
Arlington Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	1,110,000	1,257,748
Bandera Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	460,000	482,679
Beaumont Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	170,000	182,194
Boerne School District,
5.000%, 02/01/2028 (PSF Guaranteed)	1,550,000	1,752,935
Brazoria County Municipal
Utility District No. 17,
4.000%, 09/01/2024 (Callable 09/01/2023)
(Insured by AGM)	175,000	179,265
Brazoria County Municipal
Utility District No. 19:
4.000%, 09/01/2024 (Insured by AGM)	280,000	290,446
4.000%, 09/01/2026 (Insured by AGM)	100,000	106,080
Brazosport Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	2,500,000	2,829,964

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Bryan Independent School District,
4.000%, 02/15/2029 (PSF Guaranteed)	$1,435,000	$1,545,008
Bryson Independent School District,
4.000%, 08/15/2030 (Callable 08/15/2027)
(PSF Guaranteed)	785,000	830,536
Burkburnett Independent School District,
5.000%, 02/15/2031 (Callable 02/15/2025)
(PSF Guaranteed)	1,480,000	1,581,486
Caney Creek Municipal Utility District:
5.000%, 03/01/2023	365,000	372,457
5.000%, 03/01/2025	405,000	430,477
Central Texas Regional Mobility Authority,
5.000%, 01/01/2027 (Callable 01/01/2026)	7,495,000	7,991,231
Central Texas Turnpike System:
5.000%, 08/15/2023	205,000	212,481
0.000%, 08/15/2024
(ETM) (Insured by AMBAC)	700,000	669,020
5.000%, 08/15/2027 (Callable 08/15/2024)	545,000	564,917
Cibolo Canyons Special
Improvement District,
5.000%, 08/15/2022 (Insured by AGM)	365,000	366,463
Cimarron Municipal Utility District,
4.000%, 03/01/2025 (Insured by AGM)	70,000	72,635
Cinco Municipal Utility District,
4.000%, 12/01/2023 (Insured by BAM)	690,000	708,908
City of Austin TX,
5.000%, 11/15/2032 (Callable 11/15/2026)	560,000	598,815
City of Brownsville TX,
5.000%, 09/01/2031 (Callable 09/01/2025)	830,000	880,509
City of Dallas TX:
5.000%, 02/15/2027 (Callable 02/15/2024)	630,000	655,948
4.000%, 08/15/2030 (Callable 08/15/2026)	1,000,000	1,040,175
City of Del Rio TX,
5.000%, 06/01/2027	520,000	575,600
City of Denton TX:
5.000%, 12/01/2028 (Callable 12/01/2026)	1,000,000	1,095,076
5.000%, 12/01/2033 (Callable 12/01/2026)	900,000	967,631
5.000%, 12/01/2034 (Callable 12/01/2026)	195,000	209,221
City of Elgin TX:
4.000%, 07/15/2023 (Insured by AGM)	155,000	158,275
4.000%, 07/15/2023 (Insured by BAM)	50,000	51,056
City of Frisco TX:
4.000%, 02/15/2027	580,000	620,334
4.000%, 02/15/2028	500,000	538,313
City of Hearne TX:
3.000%, 08/01/2022 (Insured by BAM)	225,000	225,259
3.000%, 08/01/2023 (Insured by BAM)	230,000	232,653
3.000%, 08/01/2024 (Insured by BAM)	240,000	243,594
City of Houston TX:
5.500%, 12/01/2024
(ETM) (Insured by NATL)	925,000	971,668
0.000%, 12/01/2025
(ETM) (Insured by AGM)	500,000	459,363
5.000%, 09/01/2029 (Callable 09/01/2024)	1,500,000	1,555,841
City of Pearland TX,
5.000%, 03/01/2030 (Callable 03/01/2026)	2,180,000	2,367,900
City of Temple TX,
5.000%, 08/01/2028 (Insured by BAM)	150,000	167,536
City of Waxahachie TX,
4.000%, 08/01/2028 (Callable 08/01/2026)	845,000	888,852
City of Wilmer TX:
5.000%, 09/01/2026 (Insured by BAM)	410,000	448,654
5.000%, 09/01/2027 (Insured by BAM)	380,000	420,812
Clear Creek Independent School District:
5.000%, 02/15/2024 (PSF Guaranteed)	115,000	120,726
1.350%, 02/15/2032 (Mandatory Tender
Date 08/15/2022) (PSF Guaranteed)(1)	2,475,000	2,474,204
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2027 (PSF Guaranteed)	1,960,000	2,167,460
4.000%, 08/15/2032
(Callable 08/15/2026) (PSF Guaranteed)	700,000	727,240
Collin County Water Control &
Improvement District No. 3:
2.000%, 09/15/2022 (Insured by BAM)	315,000	315,379
2.000%, 09/15/2023 (Insured by BAM)	335,000	335,562
2.000%, 09/15/2024 (Insured by BAM)	350,000	347,099
Comal County Water Control &
Improvement District No. 6:
4.000%, 03/01/2025 (Insured by BAM)	510,000	530,268
4.000%, 03/01/2026 (Insured by BAM)	535,000	561,097
4.000%, 03/01/2027 (Insured by BAM)	555,000	585,840
4.000%, 03/01/2028 (Insured by BAM)	580,000	613,287
Cotulla Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	102,055
5.000%, 02/15/2028(7)	1,250,000	1,405,655
County of Archer TX,
4.000%, 02/15/2024	350,000	361,389
County of Bexar TX,
5.000%, 06/15/2029 (Callable 06/15/2026)	855,000	935,684
County of El Paso TX,
5.000%, 02/15/2032 (Callable 08/15/2027)	885,000	975,352
County of Fort Bend TX,
2.000%, 03/01/2027 (Insured by BAM)	745,000	709,610
County of McLennan TX,
5.000%, 06/01/2025 (Insured by AGM)	240,000	253,818
County of Montgomery TX,
2.000%, 09/01/2027 (Callable 09/01/2025)
(Insured by BAM)	435,000	412,402
County of Wise TX:
5.000%, 08/15/2025	500,000	528,866
5.000%, 08/15/2026	850,000	909,149
Crane County Water District,
5.000%, 02/15/2026 (Callable 02/15/2025)	915,000	976,574
Cypress-Fairbanks
Independent School District,
1.250%, 02/15/2040 (Mandatory Tender
Date 08/15/2022) (PSF Guaranteed)(1)	605,000	604,948
Dallas Convention Center Hotel
Development Corp.,
0.000%, 01/01/2025	4,450,000	4,113,752
Dallas County Utility & Reclamation District,
5.000%, 02/15/2026	290,000	314,379
Dallas Independent School District,
4.000%, 02/15/2029 (PSF Guaranteed)	60,000	64,562
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	1,265,000	1,418,985
Decatur Independent School District,
0.000%, 08/15/2027 (PSF Guaranteed)	925,000	807,143
Denton County Fresh Water
Supply District No. 6,
4.000%, 02/15/2023 (Insured by BAM)	275,000	278,886
Denton Independent School District:
2.000%, 08/01/2044 (Pre-refunded
to 08/01/2024) (PSF Guaranteed)(1)	1,450,000	1,437,007
2.000%, 08/01/2044 (Mandatory Tender
Date 08/01/2024) (PSF Guaranteed)(1)	1,475,000	1,457,079
El Paso Downtown Development Corp.,
5.000%, 08/15/2027 (Callable 08/15/2026)	1,000,000	1,086,690

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Everman Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	$225,000	$240,724
Fort Bend County Levee
Improvement District No. 6,
3.500%, 09/01/2028 (Callable 09/01/2024)
(Insured by BAM)	340,000	344,052
Fort Bend County Municipal
Utility District No. 116,
4.000%, 09/01/2025
(Callable 09/01/2024) (Insured by BAM)	325,000	336,426
Fort Bend County Municipal
Utility District No. 118:
2.000%, 09/01/2023 (Insured by AGM)	330,000	328,068
2.000%, 09/01/2024 (Insured by AGM)	350,000	347,100
Fort Bend County Municipal
Utility District No. 134B,
4.625%, 09/01/2024 (Insured by AGM)	320,000	336,262
Fort Bend County Municipal
Utility District No. 134E,
4.500%, 09/01/2022 (Insured by BAM)	330,000	331,595
Fort Bend County Municipal
Utility District No. 139:
4.000%, 09/01/2022 (Insured by BAM)	180,000	180,720
4.000%, 09/01/2023 (Insured by BAM)	190,000	194,462
4.000%, 09/01/2024 (Insured by BAM)	200,000	207,418
Fort Bend County Municipal
Utility District No. 30,
4.000%, 09/01/2024 (Insured by BAM)	500,000	517,583
Fort Bend County Municipal
Utility District No. 58:
2.000%, 04/01/2024 (Insured by BAM)	380,000	377,439
3.000%, 04/01/2024 (Insured by BAM)	605,000	612,512
3.500%, 04/01/2024 (Insured by AGM)	125,000	127,913
3.000%, 04/01/2026 (Insured by BAM)	860,000	870,487
3.000%, 04/01/2026 (Insured by BAM)	635,000	642,743
3.000%, 04/01/2027 (Insured by BAM)	410,000	414,319
Fort Bend County Municipal
Utility District No. 81,
3.000%, 09/01/2023 (Callable 08/01/2022)
(Insured by AGM)	440,000	440,379
Fort Bend Independent School District:
5.000%, 08/15/2027 (PSF Guaranteed)	300,000	337,386
5.000%, 08/15/2028 (PSF Guaranteed)	250,000	284,444
0.875%, 08/01/2050 (Mandatory Tender
Date 08/01/2025) (PSF Guaranteed)(1)	3,605,000	3,432,973
Fort Bend-Waller Counties Municipal
Utility District No. 2,
4.250%, 04/01/2029 (Callable 04/01/2026)
(Insured by AGM)	675,000	711,571
Friendswood Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	160,000	171,815
Frisco Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	2,710,000	3,055,565
Garland Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	1,640,000	1,852,786
Harris County Cultural Education
Facilities Finance Corp.:
5.000%, 07/01/2049 (Callable 09/01/2026)
(Mandatory Tender Date 12/01/2026)(1)	655,000	714,575
0.900%, 05/15/2050 (Callable 08/01/2022)
(Mandatory Tender Date 05/15/2025)(1)	4,500,000	4,424,382
Harris County Health Facilities
Development Corp.:
5.750%, 07/01/2027 (ETM)	940,000	1,040,116
5.750%, 07/01/2027
(ETM) (Insured by AMBAC)	4,055,000	4,485,555
Harris County Municipal Utility
District No. 120,
3.250%, 08/01/2025 (Callable 08/01/2022)
(Insured by AGM)	350,000	350,209
Harris County Municipal
Utility District No. 153,
4.000%, 09/01/2023 (Callable 09/01/2022)
(Insured by BAM)	100,000	100,318
Harris County Municipal
Utility District No. 165,
4.000%, 03/01/2025 (Insured by NATL)	1,000,000	1,042,889
Harris County Municipal
Utility District No. 276,
3.000%, 09/01/2024 (Insured by BAM)	445,000	451,817
Harris County Municipal
Utility District No. 284:
4.000%, 09/01/2023 (Insured by AGM)	370,000	378,689
4.000%, 09/01/2024 (Insured by AGM)	235,000	243,717
Harris County Municipal
Utility District No. 371,
4.000%, 09/01/2025 (Insured by AGM)	330,000	346,487
Harris County Municipal
Utility District No. 374,
3.000%, 09/01/2024 (Insured by BAM)	225,000	227,731
Harris County Municipal
Utility District No. 449:
3.000%, 09/01/2024 (Insured by AGM)	460,000	466,843
3.000%, 09/01/2025 (Insured by AGM)	470,000	478,223
3.000%, 09/01/2026 (Insured by AGM)	485,000	492,635
Harris County Municipal
Utility District No. 63,
3.000%, 09/01/2025 (Callable 09/01/2024)
(Insured by AGM)	100,000	101,257
Harris County Water Control &
Improvement District No. 1,
4.000%, 02/15/2027 (Insured by AGM)	360,000	379,875
Hitchcock Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	102,074
Housing Options, Inc.,
3.900%, 02/01/2026 (Mandatory Tender
Date 02/01/2025) (Insured by HUD)(1)	8,000,000	8,160,287
Houston Independent School District,
3.500%, 06/01/2039 (Mandatory Tender
Date 06/01/2025) (PSF Guaranteed)(1)	1,500,000	1,527,483
Hunt Memorial Hospital District:
5.000%, 02/15/2024	200,000	207,431
5.000%, 02/15/2027	1,500,000	1,623,713
5.000%, 02/15/2028	1,000,000	1,091,947
Ingleside Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	120,000	127,374
Irving Hospital Authority,
5.000%, 10/15/2023	150,000	155,737
Katy Development Authority:
4.000%, 06/01/2025 (Insured by BAM)	500,000	519,203
4.000%, 06/01/2026 (Insured by BAM)	600,000	627,598
4.000%, 06/01/2027 (Insured by BAM)	415,000	434,756
3.000%, 06/01/2028 (Callable 06/01/2027)
(Insured by BAM)	375,000	373,986
3.000%, 06/01/2029 (Callable 06/01/2027)
(Insured by BAM)	450,000	445,316
Kaufman County Municipal
Utility District No. 10,
4.500%, 03/01/2029 (Callable 03/01/2026)
(Insured by BAM)	645,000	685,413

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
La Vernia Independent School District,
4.000%, 08/15/2025 (PSF Guaranteed)	$260,000	$273,252
Leander Independent School District:
0.000%, 08/15/2033 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	50,000	31,089
0.000%, 08/15/2034 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	485,000	284,187
0.000%, 08/15/2036 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	15,000	8,136
0.000%, 08/15/2036 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	100,000	51,856
0.000%, 08/15/2038 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	200,000	98,208
0.000%, 08/15/2039 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	50,000	21,809
0.000%, 08/15/2040 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	175,000	77,638
0.000%, 08/15/2041 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	1,325,000	559,339
0.000%, 08/15/2041 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	8,465,000	3,551,130
0.000%, 08/15/2041 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	435,000	169,514
0.000%, 08/15/2042 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	50,000	19,976
0.000%, 08/15/2042 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	455,000	181,779
0.000%, 08/15/2043 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	40,000	15,200
0.000%, 08/15/2045 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	1,010,000	312,326
0.000%, 08/15/2046 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	1,390,000	403,897
0.000%, 08/15/2047 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	175,000	47,745
Lewisville Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	20,000	21,203
Lower Colorado River Authority,
4.750%, 01/01/2028
(ETM) (Insured by AGM)	235,000	252,179
Manor Independent School District:
5.000%, 08/01/2026 (PSF Guaranteed)	100,000	110,090
5.000%, 08/01/2027(7)	1,015,000	1,136,414
Matagorda County Navigation District No. 1,
4.000%, 06/01/2030 (Callable 06/03/2023)	5,000,000	5,005,695
Melissa Independent School District,
5.000%, 08/01/2027
(Callable 08/01/2026) (PSF Guaranteed)	985,000	1,078,369
Midlothian Independent School District,
2.000%, 08/01/2051 (Mandatory Tender
Date 08/01/2024) (PSF Guaranteed)(1)	1,700,000	1,677,992
Montgomery County Health
Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	595,000	584,017
Montgomery County Municipal
Utility District No. 112:
3.000%, 10/01/2022 (Insured by BAM)	200,000	200,768
3.000%, 10/01/2024 (Insured by BAM)	215,000	218,364
Montgomery County Municipal
Utility District No. 119:
1.000%, 04/01/2024	500,000	482,138
1.000%, 04/01/2025	400,000	372,970
Montgomery County Municipal
Utility District No. 95,
3.000%, 09/01/2023 (Insured by AGM)	115,000	116,222
Montgomery Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	175,000	183,428
New Caney Independent School District:
5.000%, 02/15/2025 (PSF Guaranteed)	100,000	107,173
1.250%, 02/15/2050 (Mandatory Tender
Date 08/15/2024) (PSF Guaranteed)(1)	4,400,000	4,308,758
New Hope Cultural Education
Facilities Finance Corp.:
4.000%, 06/15/2024	50,000	51,413
5.000%, 11/01/2025 (Callable 11/01/2024)	1,050,000	1,094,921
Newark Higher Education Finance Corp.:
5.000%, 08/15/2023 (PSF Guaranteed)	260,000	269,078
5.000%, 08/15/2028
(Callable 08/15/2024) (PSF Guaranteed)	705,000	737,133
North Central Texas Health
Facility Development Corp.,
5.750%, 06/01/2026
(ETM) (Insured by NATL)	345,000	373,069
North East Independent School District,
2.200%, 08/01/2049 (Mandatory Tender
Date 08/01/2024) (PSF Guaranteed)(1)	3,975,000	3,964,117
North Lamar Independent School District:
5.000%, 02/15/2026 (PSF Guaranteed)	450,000	492,553
5.000%, 02/15/2027 (PSF Guaranteed)	315,000	351,161
5.000%, 02/15/2028 (PSF Guaranteed)	210,000	237,129
5.000%, 02/15/2029 (PSF Guaranteed)	500,000	571,968
North Mission Glen Municipal Utility District,
3.000%, 09/01/2024 (Insured by AGM)	185,000	187,834
North Texas Tollway Authority,
5.000%, 01/01/2030 (Callable 01/01/2025)	3,000,000	3,144,212
Northeast Travis County Utility District,
0.000%, 09/01/2024 (Insured by BAM)	470,000	438,827
Northgate Crossing Road Utility District,
0.000%, 12/01/2022 (Callable 08/01/2022)
(Insured by AGM)	100,000	98,623
Northside Independent School District:
5.000%, 08/15/2022 (PSF Guaranteed)	110,000	110,466
1.600%, 08/01/2049 (Mandatory Tender
Date 08/01/2024) (PSF Guaranteed)(1)	3,705,000	3,650,888
Northwest Harris County
Municipal Utility District No. 19:
2.000%, 10/01/2022 (Insured by AGM)	105,000	105,131
2.000%, 10/01/2023 (Insured by AGM)	105,000	105,038
3.000%, 10/01/2024 (Insured by AGM)	110,000	111,721
3.000%, 10/01/2025 (Insured by AGM)	275,000	280,531
3.000%, 10/01/2027 (Callable 10/01/2026)
(Insured by AGM)	225,000	228,471
Odessa Junior College District,
4.000%, 07/01/2029 (Pre-refunded
to 07/01/2022) (Insured by AGM)	215,000	215,000
Orange County Water Control &
Improvement District No. 1,
4.000%, 02/15/2027 (Insured by AGM)	630,000	666,745
Palestine Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	135,000	141,348
Paloma Lake Municipal Utility District No. 1,
2.000%, 09/01/2022 (Insured by NATL)	150,000	150,129
Paseo del Este Municipal
Utility District No. 10:
4.000%, 08/15/2022 (Insured by AGM)	160,000	160,466
4.000%, 08/15/2023 (Insured by AGM)	130,000	133,044
4.000%, 08/15/2024 (Insured by AGM)	180,000	186,602
Plano Independent School District,
5.000%, 02/15/2028
(Callable 02/15/2026) (PSF Guaranteed)	2,000,000	2,178,235
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Port of Port Arthur Navigation District:
0.700%, 04/01/2040
(Optional Put Date 07/01/2022)(1)	$1,100,000	$1,100,000
0.700%, 04/01/2040
(Optional Put Date 07/01/2022)(1)	2,200,000	2,200,000
Prosper Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	110,000	115,387
Remington Municipal Utility District No. 1,
3.000%, 09/01/2022 (Insured by AGM)	100,000	100,250
Rockwall Independent School District:
0.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	989,564
0.000%, 02/15/2024 (PSF Guaranteed)	1,270,000	1,228,404
San Benito Consolidated
Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	104,735
Sedona Lakes Municipal Utility District No. 1,
3.000%, 09/01/2024 (Insured by BAM)	105,000	106,609
Sherman Independent School District,
5.000%, 02/15/2026 (Pre-refunded
to 02/15/2024) (PSF Guaranteed)	1,000,000	1,049,850
Sienna Municipal Utility District No. 4:
2.000%, 09/01/2027 (Callable 09/01/2025)
(Insured by AGM)	500,000	464,909
2.000%, 09/01/2028 (Callable 09/01/2025)
(Insured by AGM)	315,000	287,139
South Shore Harbor Municipal
Utility District No. 7,
4.000%, 09/01/2023 (Insured by BAM)	370,000	378,861
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2025 (Insured by AGM)	250,000	266,747
Southwest Texas Junior College District,
4.000%, 10/01/2023 (Insured by BAM)	100,000	102,421
Spring Creek Utility District of
Montgomery County:
2.500%, 10/01/2023 (Insured by AGM)	150,000	150,986
3.000%, 10/01/2023 (Insured by AGM)	145,000	146,835
State of Texas:
4.000%, 08/01/2027 (Callable 08/01/2025)	2,250,000	2,352,663
5.000%, 10/01/2027 (Callable 10/01/2025)	1,240,000	1,343,620
4.000%, 08/01/2028 (Callable 08/01/2025)	2,500,000	2,603,654
3.200%, 10/01/2028 (Callable 10/01/2025)	3,000,000	3,046,004
Sugar Land Development Corp.,
4.000%, 02/15/2025 (Insured by AGM)	235,000	244,160
Tarrant County Cultural
Education Facilities Finance Corp.:
5.000%, 11/15/2023	310,000	320,093
5.000%, 11/15/2024	275,000	289,075
5.000%, 10/01/2025
(Pre-refunded to 10/01/2023)	2,110,000	2,188,610
2.250%, 11/15/2025	225,000	220,556
5.000%, 10/01/2027
(Pre-refunded to 10/01/2023)	300,000	311,177
Taylor Independent School District,
3.000%, 02/15/2023 (PSF Guaranteed)	815,000	822,531
Texas Department of Housing
& Community Affairs:
4.750%, 03/01/2049 (Callable 09/01/2027)
(Insured by GNMA)	595,000	614,073
5.500%, 09/01/2052 (Callable 03/01/2032)
(Insured by GNMA)	3,000,000	3,255,800
Texas Municipal Gas Acquisition
& Supply Corp. I:
2.675%, 12/15/2026
(3 Month LIBOR USD + 1.450%)
(Callable 07/01/2022)(2)	7,800,000	7,460,289
5.250%, 12/15/2026	835,000	893,436
6.250%, 12/15/2026	2,500,000	2,673,978
Texas Municipal Gas Acquisition
& Supply Corp. III:
5.000%, 12/15/2025	3,100,000	3,258,948
5.000%, 12/15/2027	1,785,000	1,895,539
5.000%, 12/15/2028	5,315,000	5,645,325
Texas Municipal Gas Acquisition
and Supply Corp. II,
2.095%, 09/15/2027
(3 Month LIBOR USD + 0.870%)(2)	24,000,000	23,461,349
Texas Public Finance Authority,
5.000%, 12/01/2027 (Callable 06/01/2025)	975,000	1,042,939
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)
(Insured by GNMA)	365,000	372,368
Tioga Independent School
District Public Facility Corp.:
4.000%, 08/15/2022	450,000	449,772
4.000%, 08/15/2023	470,000	467,714
4.000%, 08/15/2024	185,000	183,113
3.250%, 08/15/2026 (Callable 08/15/2024)	195,000	184,325
Town of Providence Village TX,
4.000%, 03/01/2024 (Insured by BAM)	275,000	283,496
Upper Trinity Regional Water District,
5.000%, 08/01/2024 (Callable 08/01/2022)
(Insured by AGM)	195,000	195,380
Viridian Municipal Management District:
6.000%, 12/01/2023 (Insured by BAM)	50,000	52,885
4.000%, 12/01/2024 (Insured by BAM)	425,000	443,731
4.000%, 12/01/2025 (Callable 12/01/2024)
(Insured by BAM)	440,000	456,618
4.000%, 12/01/2026 (Callable 12/01/2023)
(Insured by AGM)	340,000	347,844
4.000%, 12/01/2026 (Callable 12/01/2024)
(Insured by BAM)	460,000	474,687
4.000%, 12/01/2027 (Callable 12/01/2024)
(Insured by BAM)	475,000	487,532
4.000%, 12/01/2028 (Callable 12/01/2024)
(Insured by BAM)	495,000	506,787
4.000%, 12/01/2028 (Callable 12/01/2024)
(Insured by BAM)	455,000	465,835
4.000%, 12/01/2029 (Callable 12/01/2024)
(Insured by BAM)	685,000	698,784
West Harris County Municipal
Utility District No. 17,
3.000%, 09/01/2023 (Insured by AGM)	360,000	363,949
Willow Creek Farms
Municipal Utility District:
2.400%, 09/01/2023 (Insured by AGM)	45,000	45,187
3.500%, 09/01/2023 (Insured by AGM)	125,000	127,081
Wink-Loving Independent School District:
5.000%, 02/15/2026 (Pre-refunded
to 02/15/2023) (PSF Guaranteed)	1,995,000	2,036,939
5.000%, 02/15/2027 (Pre-refunded
to 02/15/2023) (PSF Guaranteed)	530,000	541,142
3.000%, 02/15/2028
(Callable 02/15/2023) (PSF Guaranteed)	450,000	450,497
3.000%, 02/15/2029
(Callable 02/15/2023) (PSF Guaranteed)	600,000	600,136
3.000%, 02/15/2031
(Callable 02/15/2023) (PSF Guaranteed)	60,000	58,566
Total Texas
(Cost $265,133,960)		256,167,634	11.7%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Utah
City of Salt Lake City UT,
4.000%, 10/01/2027
(Callable 10/01/2025)	$1,220,000	$1,280,346
County of Utah UT:
5.000%, 05/15/2057 (Callable 02/01/2024)
(Mandatory Tender Date 08/01/2024)(1)	545,000	569,273
5.000%, 05/15/2060 (Callable 02/01/2024)
(Mandatory Tender Date 08/01/2024)(1)	400,000	422,095
University of Utah:
5.000%, 08/01/2025	450,000	487,391
5.000%, 08/01/2025	285,000	308,681
5.000%, 08/01/2026	380,000	419,429
5.000%, 08/01/2026	300,000	331,128
5.000%, 08/01/2027	500,000	561,252
5.000%, 08/01/2027	315,000	353,589
Utah Charter School Finance Authority:
5.000%, 04/15/2023 (Insured by UT CSCE)	160,000	163,913
4.000%, 04/15/2024 (Insured by UT CSCE)	100,000	102,537
5.000%, 04/15/2024 (Insured by UT CSCE)	240,000	250,235
5.000%, 10/15/2024 (Insured by UT CSCE)	355,000	374,247
5.000%, 04/15/2025 (Insured by UT CSCE)	135,000	143,433
5.000%, 04/15/2026 (Insured by UT CSCE)	150,000	161,938
3.625%, 06/15/2029
(Callable 06/15/2027)(3)	375,000	347,761
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)
(Insured by FHA)	40,000	40,508
Utah Infrastructure Agency:
4.000%, 10/15/2023	180,000	184,810
4.000%, 10/15/2024	190,000	196,550
4.000%, 10/15/2025	100,000	104,334
Vineyard Redevelopment Agency:
5.000%, 05/01/2025 (Insured by AGM)	730,000	783,399
5.000%, 05/01/2026 (Insured by AGM)	740,000	808,138
5.000%, 05/01/2028 (Insured by AGM)	445,000	498,871
Wasatch County School
District Board of Education,
4.000%, 02/01/2030 (Callable 02/01/2026)
(Insured by SCH BD GTY)	1,000,000	1,042,968
Total Utah
(Cost $10,365,735)		9,936,826	0.5%
Vermont
Vermont Educational &
Health Buildings Financing Agency:
5.000%, 12/01/2032 (Callable 06/01/2026)	1,120,000	1,174,427
5.000%, 12/01/2033 (Callable 06/01/2026)	2,445,000	2,559,634
Vermont Housing Finance Agency:
4.000%, 11/01/2044 (Callable 11/01/2023)	45,000	45,615
4.000%, 11/01/2048 (Callable 05/01/2027)	965,000	978,697
4.000%, 11/01/2049 (Callable 05/01/2028)
(Insured by GNMA)	2,130,000	2,160,847
3.750%, 11/01/2050 (Callable 05/01/2029)
(Insured by GNMA)	1,370,000	1,380,231
Vermont Municipal Bond Bank,
5.000%, 12/01/2029 (Callable 12/01/2026)	500,000	551,148
Vermont Public Power Supply Authority,
5.000%, 07/01/2022	380,000	380,000
Total Vermont
(Cost $9,906,348)		9,230,599	0.4%
Virginia
Alexandria Industrial Development Authority,
5.000%, 10/01/2050
(Pre-refunded to 10/01/2025)	2,275,000	2,462,888
City of Danville VA,
4.000%, 09/01/2026 (Insured by ST AID)	3,460,000	3,687,320
City of Petersburg VA,
4.000%, 11/01/2025 (Pre-refunded
to 11/01/2022) (Insured by ST AID)	895,000	902,653
Hampton Roads Transportation
Accountability Commission,
5.000%, 07/01/2026	5,000,000	5,502,029
Portsmouth Redevelopment
& Housing Authority,
3.500%, 07/01/2025
(Mandatory Tender Date 07/01/2024)(1)	3,591,000	3,620,251
Virginia Public Building Authority,
5.000%, 08/01/2029	5,000,000	5,772,443
Wise County Industrial
Development Authority,
1.200%, 11/01/2040
(Mandatory Tender Date 05/31/2024)(1)	1,905,000	1,838,893
Total Virginia
(Cost $24,462,151)		23,786,477	1.1%
Washington
Central Puget Sound Regional
Transit Authority:
0.980%, 11/01/2045
(SIFMA Municipal Swap Index + 0.200%)
(Callable 11/01/2025) (Mandatory Tender
Date 11/01/2026)(2)	9,000,000	8,859,332
1.230%, 11/01/2045
(SIFMA Municipal Swap Index + 0.450%)
(Callable 11/01/2022) (Mandatory Tender
Date 11/01/2023)(2)	100,000	100,018
Central Washington University:
4.000%, 05/01/2024 (Callable 05/01/2023)	260,000	264,016
4.000%, 05/01/2026 (Callable 05/01/2023)	410,000	415,029
5.000%, 05/01/2026 (Insured by BAM)	410,000	447,439
City of Seattle WA:
1.030%, 05/01/2045
(SIFMA Municipal Swap Index + 0.250%)
(Callable 05/01/2026) (Mandatory Tender
Date 11/01/2026)(2)	8,555,000	8,454,968
1.270%, 11/01/2046
(SIFMA Municipal Swap Index + 0.490%)
(Callable 11/01/2022) (Mandatory Tender
Date 11/01/2023)(2)	395,000	395,314
County of King WA,
0.875%, 01/01/2042 (Callable 04/01/2025)
(Mandatory Tender Date 01/01/2026)(1)	450,000	409,533
King County Housing Authority,
5.000%, 11/01/2026	810,000	886,724
King County Public Hospital District No. 1:
5.000%, 12/01/2031 (Callable 12/01/2026)	1,000,000	1,081,466
5.000%, 12/01/2036 (Callable 12/01/2026)	1,250,000	1,324,276
Metropolitan Park District of Tacoma WA:
4.000%, 12/01/2026	170,000	176,530
4.000%, 12/01/2027	4,630,000	4,787,466
4.000%, 12/01/2027	1,185,000	1,227,731
Pend Oreille County Public
Utility District No. 1:
5.000%, 01/01/2023	665,000	673,319

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Pend Oreille County Public
Utility District No. 1: (cont.)
5.000%, 01/01/2024	$1,020,000	$1,051,623
5.000%, 01/01/2024	700,000	721,599
5.000%, 01/01/2025	445,000	465,081
5.000%, 01/01/2025	735,000	767,988
Port of Seattle WA,
5.000%, 02/01/2028 (Callable 02/01/2026)	1,165,000	1,262,555
San Juan County School District No. 137,
4.000%, 12/01/2028 (Callable 12/01/2022)
(Insured by SCH BD GTY)	675,000	678,913
Seattle Housing Authority:
1.250%, 06/01/2024 (Callable 12/01/2023)	2,000,000	1,958,536
1.000%, 06/01/2026 (Callable 06/01/2023)	2,000,000	1,884,782
Spokane Public Facilities District,
5.000%, 12/01/2028
(Pre-refunded to 06/01/2023)	550,000	566,592
State of Washington:
5.000%, 07/01/2024 (Callable 08/01/2022)
(Insured by ST AID)	620,000	621,613
5.000%, 07/01/2024 (Callable 07/01/2022)	375,000	375,000
Vancouver Housing Authority,
1.530%, 12/01/2022 (Callable 07/21/2022)	1,780,000	1,778,369
Washington Health Care Facilities Authority,
5.000%, 10/01/2030 (Callable 04/01/2025)	1,335,000	1,406,328
Total Washington
(Cost $44,004,465)		43,042,140	2.0%
West Virginia
City of Fairmont WV,
5.250%, 07/01/2022 (Insured by AMBAC)	35,000	35,000
Total West Virginia
(Cost $35,000)		35,000	0.0%
Wisconsin
Baldwin-Woodville Area School District,
2.000%, 04/01/2023 (Callable 08/01/2022)	110,000	110,021
City of Kaukauna WI,
2.625%, 09/01/2024 (Callable 09/01/2022)	300,000	300,600
City of Marinette WI,
4.000%, 05/01/2027 (Callable 05/01/2023)	150,000	151,995
City of Menomonie WI,
3.000%, 12/01/2024	415,000	420,775
City of Milwaukee WI,
3.000%, 06/01/2030 (Callable 06/01/2026)	455,000	449,965
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	125,000	126,123
City of Plymouth WI,
2.000%, 05/01/2023 (Callable 08/01/2022)	825,000	825,101
Coleman School District,
4.000%, 03/01/2025 (Callable 03/01/2024)	200,000	205,869
County of Waushara WI,
4.500%, 06/01/2027
(Callable 06/01/2025)(7)	2,500,000	2,610,421
Hilbert School District,
4.000%, 04/01/2027
(Pre-refunded to 04/01/2025)	250,000	262,603
Oshkosh Area School District,
2.625%, 03/01/2027 (Callable 03/01/2023)
(Insured by BAM)	15,000,000	14,735,755
Palmyra-Eagle Area School District:
3.000%, 03/01/2024 (Callable 03/01/2023)	700,000	684,052
3.000%, 03/01/2025 (Callable 03/01/2023)	175,000	167,924
Public Finance Authority:
5.000%, 10/01/2022(3)	2,000,000	2,007,373
5.000%, 06/15/2023	395,000	402,240
5.000%, 10/01/2023(3)	2,000,000	2,031,818
4.000%, 03/01/2024	1,015,000	1,015,118
5.000%, 10/01/2024(3)	1,605,000	1,643,444
3.000%, 03/01/2026
(Callable 08/01/2022)(3)	2,250,000	2,131,500
5.000%, 10/01/2028(3)	2,000,000	2,082,432
5.000%, 10/01/2029(3)	850,000	885,547
Pulaski Community School District,
2.500%, 03/01/2023 (Callable 08/01/2022)	40,000	40,026
Southeast Wisconsin Professional
Baseball Park District,
0.000%, 12/15/2024
(ETM) (Insured by NATL)	95,000	89,942
State of Wisconsin,
5.000%, 05/01/2026 (Callable 05/01/2023)	60,000	61,661
Town of Delavan WI,
4.500%, 03/01/2024	130,000	135,393
Town of St. Joseph WI,
3.000%, 12/01/2023 (Insured by AGM)	450,000	456,127
Village of DeForest WI,
3.375%, 05/01/2023 (Callable 08/01/2022)	100,000	100,120
Village of Hales Corners WI,
3.000%, 11/01/2022	345,000	346,644
Village of Waunakee WI,
3.200%, 10/01/2026 (Callable 08/01/2022)	225,000	225,135
Wisconsin Center District:
5.000%, 12/15/2022	715,000	726,368
5.250%, 12/15/2023
(ETM) (Insured by AGM)	20,000	20,169
5.250%, 12/15/2023 (Insured by AGM)	25,000	25,746
0.000%, 12/15/2024 (Insured by NATL)	115,000	107,169
5.000%, 12/15/2025	245,000	266,790
5.250%, 12/15/2027
(ETM) (Insured by AGM)	50,000	55,284
5.250%, 12/15/2027 (Insured by AGM)	1,295,000	1,423,266
0.000%, 12/15/2028 (Insured by AGM)	315,000	252,209
Wisconsin Health &
Educational Facilities Authority:
5.000%, 07/01/2022	185,000	185,000
4.000%, 09/15/2022	200,000	200,996
5.000%, 03/01/2023	300,000	303,666
5.000%, 06/01/2023 (Callable 08/01/2022)	415,000	415,987
4.000%, 09/15/2023 (Callable 09/15/2022)	150,000	150,741
5.000%, 12/01/2023	150,000	156,178
4.000%, 09/15/2024
(Pre-refunded to 09/15/2023)	360,000	368,520
5.000%, 07/01/2025 (Callable 07/01/2024)	660,000	689,213
2.750%, 08/15/2025 (Callable 08/15/2024)	1,440,000	1,448,443
4.000%, 09/15/2025 (Callable 09/15/2022)	200,000	200,988
4.000%, 09/15/2025	765,000	763,288
4.000%, 09/15/2025
(Pre-refunded to 09/15/2023)	375,000	383,875
5.000%, 11/01/2025	245,000	248,499
5.000%, 02/15/2026 (Insured by AGM)	500,000	541,493
5.000%, 02/15/2026	1,000,000	1,067,308
3.000%, 08/15/2026 (Callable 08/15/2024)	1,085,000	1,092,105
5.000%, 10/01/2026(7)	2,000,000	2,177,380
2.250%, 11/01/2026 (Callable 07/21/2022)	680,000	665,949
4.000%, 09/15/2027	830,000	819,638
5.000%, 10/01/2027 (Callable 10/01/2022)	380,000	383,317
5.000%, 11/15/2027 (Callable 11/15/2024)	930,000	976,610
5.000%, 08/15/2029 (Callable 08/15/2027)	720,000	794,630

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wisconsin Health &
Educational Facilities Authority: (cont.)
5.000%, 09/15/2029
(Pre-refunded to 09/15/2023)	$1,365,000	$1,413,659
5.000%, 11/01/2029 (Callable 11/01/2026)	500,000	503,623
5.000%, 12/15/2029 (Callable 12/15/2024)	130,000	135,340
5.000%, 09/15/2030
(Pre-refunded to 09/15/2023)	500,000	517,824
3.000%, 02/15/2035
(Pre-refunded to 08/15/2025)	220,000	224,541
5.250%, 04/15/2035
(Pre-refunded to 04/15/2023)	560,000	575,697
4.000%, 02/15/2038
(Pre-refunded to 08/15/2025)	575,000	604,385
5.000%, 02/15/2052 (Callable 08/15/2024)
(Mandatory Tender Date 02/15/2025)(1)	5,300,000	5,588,485
1.110%, 02/15/2053 (Callable 07/01/2022)
(Optional Put Date 07/05/2022)(1)	12,000,000	12,000,000
1.110%, 02/15/2053	6,810,000	6,810,000
1.330%, 08/15/2054
(SIFMA Municipal Swap Index + 0.550%)
(Callable 07/26/2022) (Mandatory Tender
Date 07/26/2023)(2)	395,000	393,933
Wisconsin Housing & Economic
Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)
(Insured by FNMA)	185,000	185,724
4.000%, 03/01/2048 (Callable 03/01/2027)
(Insured by FNMA)	405,000	410,419
1.600%, 11/01/2048 (Callable 08/01/2022)
(Mandatory Tender Date 11/01/2022)(1)	85,000	84,964
4.250%, 03/01/2049 (Callable 09/01/2028)
(Insured by FNMA)	690,000	705,021
Total Wisconsin
(Cost $83,300,533)		81,770,164	3.7%
Wyoming
Carbon County Specific Purpose
Tax Joint Powers Board:
5.000%, 06/15/2023	675,000	686,328
5.000%, 06/15/2024	735,000	759,033
5.000%, 06/15/2025	950,000	993,042
5.000%, 06/15/2026	340,000	357,607
4.000%, 06/15/2029 (Callable 06/15/2025)	1,540,000	1,595,680
4.000%, 06/15/2030 (Callable 06/15/2025)	1,400,000	1,445,861
County of Laramie WY,
4.000%, 05/01/2028	440,000	465,601
Wyoming Community
Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	645,000	653,866
3.750%, 12/01/2049 (Callable 12/01/2028)	1,425,000	1,436,654
3.000%, 06/01/2050 (Callable 12/01/2030)
(Insured by GNMA)	3,935,000	3,872,305
Total Wyoming
(Cost $13,046,267)		12,265,977	0.6%
Total Municipal Bonds
(Cost $2,227,997,155)		2,159,773,157	98.6%

	Shares
Closed-End Investment Companies
Nuveen AMT-Free Municipal Credit
Income Fund, Series B Preferred Shares,
1.410%, 03/01/2029(1)	13,000	13,000,000
Nuveen AMT-Free Quality Municipal
Income Fund, Series D Preferred Shares,
1.410%, 03/01/2029(1)	15,000	15,000,000
Total Closed-End Investment Companies
(Cost $28,000,000)		28,000,000	1.3%
Total Long-Term Investments
(Cost $2,255,997,155)		2,187,773,157	99.9%
Short-Term Investment
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free
Cash Trust, Premier Shares, 0.81%(4)	14,439,979	14,439,979
Total Short-Term Investment
(Cost $14,439,979)		14,439,979	0.7%
Total Investments
(Cost $2,270,437,134)		2,202,213,136	100.6%
Liabilities in Excess of Other Assets		(12,457,633)	(0.6)%
TOTAL NET ASSETS		$2,189,755,503	100.0%
Notes to Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
BHAC – Berkshire Hathaway Assurance Corp.
CA MTG – CA Mortgage Insurance
FGIC – Financial Guaranty Insurance Company
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
HUD – US Department of Housing and Development
NATL – National Public Finance Guarantee Corp.
Q-SBLF – Qualified School Building Loan Fund
SCH BD GTY – School Board Guaranty
SD CRED PROG – State Credit Enhancement Program
SONYMA – State of New York Mortgage Agency
ST AID – State Aid Intercept/Withholding
UT CSCE – Utah Charter School Credit Enhancement Program
ETM – Escrowed to Maturity
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SIFMA – Securities Industry and Financial Markets Association
SOFR – Secured Overnight Financing Rate
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2022.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2022, the value of these securities totaled $96,715,848, which represented 4.42% of total net assets.

(4)	Seven-day yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2022.
(7)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$2,159,773,157	$—	$2,159,773,157
Closed-End Investment Companies	—	28,000,000	—	28,000,000
Total Long-Term Investments	—	2,187,773,157	—	2,187,773,157
Short-Term Investment
Money Market Mutual Fund	14,439,979	—	—	14,439,979
Total Short-Term Investment	14,439,979	—	—	14,439,979
Total Investments	$14,439,979	$2,187,773,157	$—	$2,202,213,136

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
June 30, 2022 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$359,010,929

	SEC 30-Day Yield(4)
	Institutional Class	2.74%
	Investor Class	2.48%

	Average Effective Duration	4.90 years

	Average Effective Maturity	5.72 years

	Annualized Expense Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio Turnover Rate	42%	(7)

Sector Weightings(1)	Number of Holdings	578

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2022.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2022.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Strategic Municipal Bond Fund
June 30, 2022 (Unaudited)

Total Returns

			Average
			Annual
	Six	One	Since
For the Periods Ended June 30, 2022	Months	Year	Inception(1)
Institutional Class Shares	-6.26%	-5.70%	1.81%
Investor Class Shares	-6.37%	-5.93%	1.56%
Bloomberg 1-10 Year Municipal Bond Index(2)	-5.55%	-5.39%	-0.15%

(1)	For the period from November 15, 2019 (inception date) through June 30, 2022.
(2)
The Bloomberg 1-10 Year Municipal Bond Index is a market value-weighted index which covers the short and intermediate components of the Bloomberg Municipal Bond Index—an unmanaged, market value-weighted index which covers the U.S. investment-grade tax-exempt bond market. The Bloomberg 1-10 Year Municipal Blend index tracks tax-exempt municipal General Obligation, Revenue, Insured, and Pre-refunded bonds with a minimum $5 million par amount outstanding, issued as part of a transaction of at least $50 million, and with a remaining maturity from 1 up to (but not including) 12 years. The index includes reinvestment of income. This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 30% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

The Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds. These bonds produce income that is taxable for federal income tax purposes, unlike municipal bonds which generally provide income exempt from federal income tax.

The Fund may also invest in U.S. Treasury futures contracts. Futures contracts are subject to the risk of loss caused by unanticipated market movements, the risk that there may be an imperfect correlation between the prices of futures contracts and the value of their underlying instruments or indexes, and the risk there may not be a liquid secondary market for them.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s invasion of Ukraine, the sanctions imposed against Russia by certain countries and Russia’s countermeasures against those countries, has resulted in increased market volatility and may have a significant negative impact on the global economy. The ongoing coronavirus (COVID-19) pandemic and measures taken to limit its spread present a continued risk to global growth and asset prices. The performance of the Fund may be affected by changes in interest rates – generally, when interest rates rise, the market value of the bonds in which the Fund invests declines and when interest rates decline, the market value rises. The Federal Reserve has begun to rapidly raise interest rates in an attempt to control inflation not seen in 40 years, both of which pose a risk to the U.S. economy. The Federal Reserve may not be able to successfully control inflation without causing a recession or without negatively impacting asset prices and increasing market volatility. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama Economic Settlement Authority,
4.000%, 09/15/2033 (Callable 09/15/2026)	$1,250,000	$1,254,731
Albertville Board of Education,
3.500%, 02/01/2031 (Callable 02/01/2023)
(Insured by AGM)	300,000	300,541
City of Sylacauga AL,
4.125%, 02/01/2040 (Callable 02/01/2025)	100,000	100,157
County of Elmore AL,
5.000%, 05/01/2047 (Callable 05/01/2032)
(Insured by BAM)	1,000,000	1,088,261
County of Shelby AL:
4.000%, 08/15/2033 (Callable 12/01/2024)	195,000	198,494
4.000%, 08/15/2038 (Callable 12/01/2024)	1,000,000	1,002,233
Southeast Alabama Gas Supply District,
1.998%, 06/01/2049 (1 Month LIBOR
USD + 0.850%) (Callable 03/01/2024)
(Mandatory Tender Date 06/01/2024)(2)	800,000	788,312
Southeast Energy Authority
A Cooperative District,
5.000%, 05/01/2053 (Callable 05/01/2028)
(Mandatory Tender Date 08/01/2028)(1)	500,000	528,926
Tallassee Board of Education,
4.000%, 08/01/2034 (Callable 08/01/2030)
(Insured by AGM)	310,000	310,825
Total Alabama
(Cost $5,851,403)		5,572,480	1.6%
Alaska
Alaska Housing Finance Corp.:
4.000%, 06/01/2036
(Pre-refunded to 06/01/2025)	215,000	225,411
4.000%, 06/01/2036 (Callable 06/01/2025)	535,000	535,110
Alaska Industrial Development
& Export Authority:
4.000%, 04/01/2031 (Callable 04/01/2029)	1,800,000	1,851,578
4.250%, 04/01/2031 (Callable 04/01/2023)	185,000	186,186
Alaska Municipal Bond Bank Authority,
5.000%, 10/01/2026	175,000	192,058
CIVIC Ventures:
5.000%, 09/01/2022	260,000	260,914
5.000%, 09/01/2023	235,000	239,796
5.000%, 09/01/2025	170,000	177,046
5.000%, 09/01/2026 (Callable 09/01/2025)	680,000	707,152
5.000%, 09/01/2027 (Callable 09/01/2025)	250,000	259,227
Southeast Alaska Power Agency,
5.250%, 06/01/2029 (Callable 12/01/2024)	150,000	159,711
University of Alaska,
5.000%, 10/01/2028 (Callable 10/01/2025)	110,000	117,434
Total Alaska
(Cost $5,174,392)		4,911,623	1.4%
Arizona
Arizona Industrial Development Authority:
2.470%, 07/01/2025
(Insured by SD CRED PROG)	155,000	151,776
3.169%, 10/01/2025	125,000	120,878
4.750%, 10/01/2025(3)	165,000	160,884
5.000%, 10/01/2028	110,000	120,842
4.000%, 11/01/2028	1,000,000	1,020,196
5.000%, 10/01/2029	10,000	11,053
5.000%, 10/01/2030 (Callable 10/01/2026)(3)	105,000	99,616
5.000%, 10/01/2030 (Callable 10/01/2029)	140,000	153,289
4.000%, 10/01/2031 (Callable 10/01/2029)	65,000	65,571
4.000%, 10/01/2033 (Callable 10/01/2029)	100,000	100,038
4.000%, 10/01/2034 (Callable 10/01/2029)	85,000	84,623
Cochise County Community College District,
5.000%, 07/01/2026 (Callable 07/01/2025)
(Insured by BAM)	120,000	128,629
Industrial Development
Authority of the County of Pima,
4.000%, 09/01/2029 (Callable 03/01/2023)	1,175,000	1,184,964
Maricopa County Industrial
Development Authority:
4.500%, 07/01/2025(3)	125,000	121,876
4.000%, 07/01/2026(3)	1,150,000	1,137,109
5.000%, 07/01/2026
(Insured by SD CRED PROG)	430,000	460,460
5.000%, 07/01/2027
(Insured by SD CRED PROG)	710,000	767,245
5.000%, 01/01/2033 (Callable 01/01/2027)	250,000	266,123
Total Arizona
(Cost $6,518,094)		6,155,172	1.7%
Arkansas
Arkansas Development Finance Authority,
3.125%, 07/01/2036 (Callable 07/01/2028)	360,000	295,606
Batesville Public Facilities Board,
5.000%, 06/01/2027	500,000	536,550
Benton Washington Regional
Public Water Authority,
4.000%, 10/01/2034 (Callable 10/01/2029)
(Insured by BAM)	250,000	260,917
City of Heber Springs AR,
1.625%, 06/01/2047 (Callable 06/01/2028)	985,000	864,480
City of Maumelle AR,
4.000%, 08/01/2030 (Callable 08/01/2025)	75,000	75,665
City of Prairie Grove AR,
1.750%, 06/01/2051 (Callable 12/01/2026)
(Insured by BAM)	740,000	661,502
Conway Health Facilities Board,
4.000%, 08/01/2038 (Callable 08/01/2026)	130,000	122,751
Henderson State University,
2.625%, 07/01/2022	100,000	100,000
Lonoke School District No. 1,
2.250%, 02/01/2030 (Callable 08/01/2022)
(Insured by ST AID)	255,000	241,009
Pulaski County Public Facilities Board,
5.000%, 12/01/2042 (Callable 12/01/2024)	1,000,000	1,017,898
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)
(Insured by AGM)	205,000	211,343
Total Arkansas
(Cost $4,774,474)		4,387,721	1.2%
California
American Valley Community Services District,
1.500%, 11/01/2023 (Callable 11/01/2022)(3)	1,000,000	988,736
California Health Facilities Financing Authority,
3.000%, 03/01/2041 (Callable 09/01/2023)
(Mandatory Tender Date 03/01/2024)(1)	925,000	927,767
California Infrastructure &
Economic Development Bank,
1.480%, 12/01/2050 (SIFMA Municipal
Swap Index + 0.700%) (Callable 06/01/2025)
(Mandatory Tender Date 06/01/2026)(2)	200,000	197,207
California Public Finance Authority:
2.125%, 11/15/2027 (Callable 05/15/2023)(3))	600,000	557,467
2.375%, 11/15/2028 (Callable 05/15/2023)(3)	565,000	518,664
3.125%, 05/15/2029 (Callable 11/15/2023)(3)	500,000	457,284
The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
California State Public Works Board,
5.000%, 08/01/2029	$1,740,000	$1,964,602
Calipatria Unified School District,
0.000%, 08/01/2027 (Insured by ACA)	165,000	138,382
Cathedral City Public Financing Authority,
0.000%, 08/01/2032 (Insured by NATL)	1,085,000	720,636
City & County of San Francisco CA,
1.300%, 07/01/2023
(Mandatory Tender Date 01/01/2023)(1)	200,000	199,380
County of Sacramento CA,
5.000%, 07/01/2029 (Callable 07/01/2028)	1,035,000	1,147,864
Long Beach Bond Finance Authority,
2.376%, 11/15/2026
(3 Month LIBOR USD + 1.430%)(2)	700,000	686,979
Los Angeles Unified School District,
2.000%, 07/01/2029 (Callable 07/01/2026)	1,000,000	929,259
Mayers Memorial Hospital District:
0.000%, 08/01/2026	230,000	194,381
0.000%, 08/01/2029	165,000	120,577
0.000%, 08/01/2032	210,000	131,599
0.000%, 08/01/2034	260,000	146,984
Metropolitan Water District
of Southern California,
0.920%, 07/01/2037 (SIFMA Municipal
Swap Index + 0.140%) (Callable 11/23/2023)
(Mandatory Tender Date 05/21/2024)(2)	150,000	149,631
Modesto Irrigation District,
1.639%, 09/01/2027 (3 Month LIBOR
USD + 0.580%)(Callable 08/01/2022)
(Insured by NATL)(2)	1,300,000	1,300,053
Norman Y Mineta San Jose
International Airport SJC,
4.000%, 03/01/2034 (Callable 03/01/2031)
(Insured by BAM)	1,525,000	1,501,593
Oceanside Unified School District,
3.250%, 08/01/2033 (Callable 08/01/2024)
(Insured by BAM)	3,000,000	2,948,067
Oxnard School District,
5.000%, 08/01/2045 (Callable 08/01/2026)
(Insured by BAM)(5)	325,000	345,645
Riverside County
Redevelopment Successor Agency:
5.000%, 10/01/2025 (Insured by BAM)(5)	200,000	215,414
5.000%, 10/01/2041 (Callable 10/01/2026)
(Insured by BAM)(5)	80,000	85,155
Santa Cruz City High School District,
0.000%, 02/01/2024 (Insured by NATL)	200,000	191,641
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)
(Insured by AGM)(5)	1,000,000	1,031,797
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)	2,000,000	1,947,074
Western Placer Unified School District,
2.000%, 06/01/2025 (Callable 06/01/2023)	225,000	217,649
Yorba Linda Redevelopment
Agency Successor Agency,
0.000%, 09/01/2026 (Insured by NATL)	285,000	248,946
Total California
(Cost $21,426,230)		20,210,433	5.6%
Colorado
City of Greeley CO,
4.000%, 08/01/2036 (Callable 08/01/2028)	100,000	104,628
Colorado Educational &
Cultural Facilities Authority:
5.250%, 03/01/2025 (Insured by NATL)	200,000	211,253
2.000%, 09/01/2030 (Callable 09/01/2028)	550,000	489,090
Colorado Health Facilities Authority:
2.125%, 05/15/2028 (Callable 05/15/2023)	750,000	699,557
2.625%, 05/15/2029 (Callable 12/15/2023)	1,000,000	921,019
Denver Health & Hospital Authority,
4.000%, 12/01/2028 (Callable 12/01/2023)	100,000	100,301
E-470 Public Highway Authority:
0.000%, 09/01/2029 (Insured by NATL)	50,000	38,674
1.381%, 09/01/2039 (SOFR + 0.350%)
(Callable 06/01/2024) (Mandatory Tender
Date 09/01/2024)(2)	1,500,000	1,479,250
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)	565,000	552,513
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	250,000	213,080
Poudre Tech Metropolitan District:
3.000%, 12/01/2026 (Insured by AGM)	115,000	117,051
3.000%, 12/01/2027 (Insured by AGM)	270,000	273,644
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)	225,000	201,103
Regional Transportation District,
4.000%, 01/15/2033 (Callable 01/15/2031)	1,730,000	1,652,559
State of Colorado,
4.000%, 12/15/2036 (Callable 12/15/2031)	700,000	701,707
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)
(Insured by AGM)	135,000	145,906
3.250%, 12/15/2050 (Callable 12/15/2024)
(Insured by AGM)	1,918,000	1,542,036
Total Colorado
(Cost $10,036,127)		9,443,371	2.6%
Connecticut
Connecticut Housing Finance Authority,
3.500%, 11/15/2045	1,000,000	985,660
Connecticut State Health &
Educational Facilities Authority:
2.750%, 01/01/2026 (Callable 08/01/2022)(3)	200,000	192,501
3.500%, 07/01/2026	700,000	693,570
5.000%, 07/01/2027 (Callable 07/01/2026)	60,000	62,416
5.000%, 07/01/2029	400,000	435,174
5.000%, 07/01/2030	425,000	464,270
5.000%, 07/01/2045 (Callable 07/01/2025)	2,050,000	2,100,311
Connecticut State Higher
Education Supplement Loan Authority,
5.000%, 11/15/2026 (ETM)	350,000	388,308
Town of Sprague CT:
4.000%, 09/01/2024 (Insured by BAM)	40,000	41,109
4.000%, 09/01/2025 (Insured by BAM)	55,000	56,882
Town of West Hartford CT,
3.000%, 01/15/2030 (Callable 01/15/2024)	250,000	250,202
Total Connecticut
(Cost $6,032,593)		5,670,403	1.6%
District of Columbia
District of Columbia,
5.500%, 02/28/2034	1,000,000	1,090,094
District of Columbia Water & Sewer Authority,
3.000%, 10/01/2057 (Callable 07/01/2027)
(Mandatory Tender Date 10/01/2027)(1)	1,000,000	986,151
Total District of Columbia
(Cost $2,159,330)		2,076,245	0.6%

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Florida
Brevard County Health Facilities Authority,
5.000%, 04/01/2052 (Callable 04/01/2032)	$1,250,000	$1,311,907
Capital Trust Agency, Inc.,
5.250%, 12/01/2024(3)	650,000	648,022
City of Jacksonville FL,
4.000%, 10/01/2033 (Callable 10/01/2026)	100,000	102,399
City of Orlando FL,
5.000%, 11/01/2025 (Insured by AGM)	180,000	196,204
County of Miami-Dade FL:
5.000%, 10/01/2031 (Callable 10/01/2024)	160,000	164,113
4.000%, 10/01/2036 (Callable 10/01/2030)	1,525,000	1,498,635
5.000%, 10/01/2038 (Callable 10/01/2025)	2,500,000	2,567,397
Florida Development Finance Corp.:
3.000%, 06/01/2023	115,000	113,184
4.000%, 06/01/2024	105,000	103,110
4.000%, 06/15/2025	445,000	453,371
2.375%, 06/01/2027 (Callable 06/01/2023)(3)	835,000	757,652
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)
(Insured by GNMA)	80,000	80,987
3.500%, 07/01/2046 (Callable 07/01/2024)
(Insured by GNMA)	15,000	15,083
Highlands County Health Facilities Authority,
0.780%, 11/15/2035 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	6,500,000	6,500,000
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	300,000	302,246
Orange County Health Facilities Authority:
3.500%, 08/01/2022	150,000	150,159
5.000%, 08/01/2028 (Callable 08/01/2024)	300,000	311,613
Palm Beach County Health Facilities Authority:
5.000%, 05/15/2023	300,000	303,338
5.000%, 05/15/2031 (Callable 05/15/2027)	305,000	307,336
Sarasota County Health Facilities Authority,
3.000%, 05/15/2023	75,000	74,821
School Board of Miami-Dade County,
5.000%, 02/01/2028 (Callable 02/01/2026)	1,000,000	1,070,654
UCF Stadium Corp.:
5.000%, 03/01/2024	300,000	311,383
5.000%, 03/01/2025	370,000	391,320
Volusia County School Board,
5.000%, 08/01/2031 (Callable 08/01/2024)	1,400,000	1,475,001
Total Florida
(Cost $19,766,044)		19,209,935	5.4%
Georgia
Atlanta Development Authority,
5.000%, 07/01/2024	200,000	210,861
Atlanta Urban Residential Finance Authority:
1.350%, 01/01/2025 (Callable 07/21/2022)
(Mandatory Tender Date 01/01/2023)
(Insured by HUD)(1)(3)	600,000	597,967
2.000%, 09/01/2025
(Mandatory Tender Date 09/01/2024)(1)	2,000,000	1,974,274
Bartow County Development Authority,
1.800%, 09/01/2029 (Callable 11/19/2026)(1)	1,000,000	888,441
Burke County Development Authority,
0.700%, 11/01/2052
(Optional Put Date 07/01/2022)(1)	2,000,000	2,000,000
Clayton County Development Authority,
4.000%, 07/01/2034 (Callable 07/01/2027)	100,000	100,412
Development Authority of Bulloch County,
5.000%, 07/01/2029	385,000	434,587
George L Smith II Congress Center Authority:
3.625%, 01/01/2031(3)	750,000	661,679
4.000%, 01/01/2036 (Callable 01/01/2031)	500,000	457,307
Macon-Bibb County Housing Authority,
1.625%, 10/01/2024 (Callable 07/21/2022)
(Mandatory Tender Date 10/01/2022)
(Insured by HUD)(1)	1,000,000	992,531
Main Street Natural Gas, Inc.:
5.000%, 05/15/2024	65,000	67,196
1.978%, 08/01/2048 (1 Month LIBOR
USD + 0.830%)(Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	290,000	287,763
4.000%, 07/01/2052 (Callable 06/01/2027)
(Mandatory Tender Date 09/01/2027)(1)	1,000,000	1,025,295
4.000%, 08/01/2052 (Callable 05/01/2027)
(Mandatory Tender Date 11/01/2027)(1)(3)	2,250,000	2,212,904
Oconee County Industrial
Development Authority,
5.750%, 03/01/2045 (Callable 03/01/2031)	1,750,000	1,543,975
Private Colleges & Universities Authority:
5.000%, 06/01/2023	145,000	149,016
5.000%, 06/01/2027	200,000	217,638
5.000%, 06/01/2033 (Callable 06/01/2031)	500,000	549,308
Total Georgia
(Cost $15,220,027)		14,371,154	4.0%
Guam
Antonio B. Won Pat International Airport:
6.250%, 10/01/2034
(Pre-refunded to 10/01/2023)	80,000	84,158
6.250%, 10/01/2034 (Callable 10/01/2023)	120,000	124,217
Total Guam
(Cost $210,697)		208,375	0.1%
Illinois
Champaign & Piatt Counties
Community Unit School District No. 3,
3.500%, 09/01/2029 (Callable 09/01/2022)	180,000	180,349
Chicago O’Hare International Airport,
5.000%, 01/01/2029 (Callable 01/01/2025)	210,000	220,240
Chicago Park District:
5.000%, 01/01/2024	225,000	233,680
5.000%, 01/01/2029 (Callable 01/01/2024)	1,125,000	1,154,650
5.000%, 01/01/2030
(Pre-refunded to 01/01/2024)	100,000	104,578
5.000%, 01/01/2030 (Callable 01/01/2024)	50,000	51,224
City of Chicago IL:
5.000%, 11/01/2022	100,000	100,950
5.000%, 11/01/2023	125,000	129,075
5.000%, 11/01/2027 (Callable 11/01/2026)
(Insured by BAM)	100,000	109,729
0.000%, 01/01/2029 (Insured by NATL)	4,125,000	3,191,506
5.250%, 01/01/2029 (Callable 01/01/2025)	350,000	361,417
Cook County Community
College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	325,000	331,296
Crawford Hospital District,
4.000%, 01/01/2027 (Insured by AGM)	315,000	331,598
Eastern Illinois University,
6.350%, 04/01/2036 (Callable 08/01/2022)	1,425,000	1,310,243
Exceptional Children Have Opportunities,
4.000%, 12/01/2032 (Callable 12/01/2029)	500,000	516,073
Hoffman Estates Park District,
5.000%, 12/01/2025	410,000	431,156

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Illinois Finance Authority:
4.000%, 02/15/2023	$495,000	$494,894
5.000%, 10/01/2023	100,000	103,264
5.000%, 11/01/2024	50,000	52,043
3.000%, 05/01/2025	400,000	396,390
5.000%, 10/01/2025	150,000	159,586
5.000%, 09/01/2027 (Callable 09/01/2026)	500,000	535,130
4.000%, 11/01/2030	100,000	103,099
4.125%, 11/15/2037 (Callable 11/15/2025)	300,000	300,534
6.000%, 10/01/2048 (Callable 10/01/2022)	610,000	610,813
5.250%, 10/01/2052 (Callable 10/01/2032)(6)	1,625,000	1,570,132
Illinois Sports Facilities Authority,
5.000%, 06/15/2031	575,000	584,401
Illinois State Toll Highway Authority,
5.000%, 01/01/2039 (Callable 01/01/2025)	3,000,000	3,102,659
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)
(Insured by AGM)	150,000	151,062
Madison County Community
Unit School District No. 8:
4.000%, 12/01/2030 (Callable 12/01/2028)
(Insured by BAM)	1,000,000	1,051,942
4.000%, 12/01/2032 (Callable 12/01/2028)
(Insured by BAM)	1,000,000	1,031,748
Niles Park District,
3.000%, 12/01/2032 (Callable 12/01/2022)	700,000	700,550
Northern Illinois University:
5.000%, 10/01/2031 (Callable 04/01/2031)
(Insured by BAM)	450,000	505,504
4.000%, 10/01/2032 (Callable 04/01/2031)
(Insured by BAM)	500,000	510,962
Regional Transportation Authority,
5.750%, 06/01/2029 (Insured by AGM)	2,450,000	2,800,728
State of Illinois:
6.000%, 06/15/2024 (Insured by NATL)	100,000	105,900
5.000%, 01/01/2026	50,000	53,052
Upper Illinois River Valley
Development Authority,
4.000%, 01/01/2031 (Callable 01/01/2027)(3)	225,000	205,354
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)
(Insured by BAM)	135,000	139,241
Village of River Grove IL:
4.000%, 12/15/2030 (Insured by BAM)	470,000	494,863
4.000%, 12/15/2032 (Callable 12/15/2030)
(Insured by BAM)	505,000	525,007
Will County Community
High School District No. 210:
0.000%, 01/01/2028 (Insured by BAM)	310,000	258,489
0.000%, 01/01/2032 (Insured by BAM)	125,000	86,786
3.375%, 01/01/2033 (Callable 01/01/2023)	25,000	22,990
4.000%, 01/01/2034 (Callable 01/01/2029)
(Insured by AGM)	150,000	152,301
Total Illinois
(Cost $26,446,913)		25,567,188	7.1%
Indiana
Center Grove Multi-Facility
School Building Corp.,
5.500%, 07/10/2035 (Callable 01/10/2031)
(Insured by ST AID)	400,000	468,766
Greater Jasper School Building Corp.,
4.000%, 01/15/2033 (Callable 07/15/2027)
(Insured by ST AID)	565,000	595,247
Indiana Finance Authority:
5.000%, 09/15/2023	795,000	817,776
5.000%, 10/01/2032 (Callable 10/01/2023)	250,000	254,861
3.750%, 10/01/2042 (Callable 10/01/2023)	40,000	34,551
5.000%, 10/01/2042 (Callable 10/01/2023)	65,000	66,066
4.000%, 10/01/2052 (Callable 04/01/2032)	1,250,000	1,176,871
Indiana Health & Educational
Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	150,000	158,428
Indianapolis Local Public
Improvement Bond Bank,
5.000%, 01/01/2030 (Callable 01/01/2024)	880,000	904,252
Plainfield Redevelopment Authority,
3.250%, 08/01/2032 (Callable 08/01/2023)
(Insured by ST AID)	145,000	139,053
Plainfield Redevelopment District,
3.000%, 07/01/2031 (Callable 07/01/2027)	435,000	403,022
St. Joseph County Airport Authority,
0.010%, 07/01/2027 (Insured by BAM)	410,000	345,335
Total Indiana
(Cost $5,563,892)		5,364,228	1.5%
Iowa
City of Coralville IA,
4.000%, 06/01/2024	200,000	200,617
Iowa Finance Authority:
5.000%, 05/15/2032 (Callable 05/15/2026)	1,180,000	1,187,332
4.000%, 07/01/2047 (Callable 07/01/2028)
(Insured by GNMA)	190,000	192,755
Iowa Higher Education Loan Authority:
3.000%, 04/01/2023	280,000	282,397
3.000%, 04/01/2024	255,000	257,731
5.000%, 10/01/2037 (Callable 10/01/2030)(6)	400,000	413,427
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)
(Mandatory Tender Date 09/01/2026)(1)	1,000,000	1,049,901
Total Iowa
(Cost $3,754,772)		3,584,160	1.0%
Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	50,000	47,318
City of Goddard KS,
3.000%, 12/01/2022 (Callable 08/01/2022)	150,000	150,160
Total Kansas
(Cost $197,031)		197,478	0.1%
Kentucky
Kentucky Economic Development
Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	35,000	31,634
5.000%, 07/01/2028 (Callable 07/01/2025)	500,000	523,231
5.000%, 06/01/2030 (Callable 06/01/2027)	50,000	52,894
5.000%, 07/01/2040 (Callable 07/01/2025)	1,290,000	1,323,268
4.500%, 06/01/2046 (Callable 06/01/2025)	150,000	147,933
Kentucky Higher Education
Student Loan Corp.,
5.000%, 06/01/2024	130,000	135,961
Kentucky Housing Corp.,
5.850%, 04/01/2048 (Callable 08/01/2022)
(Mandatory Tender Date 04/01/2023)(1)	821,000	821,825
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)
(Mandatory Tender Date 01/01/2025)(1)	275,000	278,299
2.268%, 12/01/2049 (1 Month LIBOR
USD + 1.120%)(Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(2)	550,000	539,655

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Kentucky Public Energy Authority: (cont.)
4.000%, 12/01/2049 (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(1)	$320,000	$324,266
Morehead State University,
5.000%, 04/01/2028 (Callable 04/01/2025)
(Insured by ST AID)	230,000	245,213
Total Kentucky
(Cost $4,607,663)		4,424,179	1.2%
Louisiana
City of Shreveport LA,
5.000%, 09/01/2024	440,000	463,148
Louisiana Local Government
Environmental Facilities & Community
Development Authority:
4.000%, 10/01/2023	100,000	101,375
4.000%, 10/01/2024	145,000	147,582
3.020%, 04/01/2031 (Callable 04/01/2025)(3)	1,243,000	1,212,179
5.250%, 06/15/2033 (Callable 06/15/2031)(3)	1,150,000	1,100,689
Louisiana Public Facilities Authority:
0.000%, 10/01/2024(5)	330,000	315,742
0.000%, 10/01/2029(5)	330,000	315,601
Louisiana State University &
Agricultural & Mechanical College,
5.000%, 07/01/2027
(Pre-refunded to 07/01/2024)	235,000	248,563
Morehouse Parish Hospital Service District No. 1,
3.000%, 10/01/2030 (Callable 10/01/2027)	100,000	84,570
Total Louisiana
(Cost $4,189,713)		3,989,449	1.1%
Maine
Finance Authority of Maine:
5.000%, 12/01/2023 (Insured by AGM)	125,000	129,919
5.000%, 12/01/2024 (Insured by AGM)	125,000	132,217
5.000%, 12/01/2025 (Insured by AGM)	200,000	214,835
5.000%, 12/01/2026 (Insured by AGM)	200,000	217,585
Maine Health & Higher
Educational Facilities Authority,
5.000%, 07/01/2026 (Insured by ST AID)	100,000	107,824
Maine State Housing Authority,
5.000%, 11/15/2052 (Callable 11/15/2031)(6)	1,000,000	1,059,233
Total Maine
(Cost $1,911,558)		1,861,613	0.5%
Maryland
Maryland Community
Development Administration:
0.550%, 09/01/2026	555,000	503,234
3.750%, 03/01/2050 (Callable 03/01/2029)	1,845,000	1,858,659
Maryland Economic Development Corp.,
3.997%, 04/01/2034 (Callable 01/01/2034)	1,985,000	1,747,164
Maryland Health & Higher
Educational Facilities Authority:
5.000%, 01/01/2024	540,000	556,742
5.000%, 01/01/2025	470,000	491,324
5.000%, 07/01/2045 (Callable 01/01/2027)
(Mandatory Tender Date 07/01/2027)(1)	380,000	414,071
Total Maryland
(Cost $5,903,227)		5,571,194	1.6%
Massachusetts
Massachusetts Development Finance Agency:
5.000%, 07/15/2022(3)	115,000	115,088
5.000%, 07/15/2023(3)	115,000	117,670
5.000%, 07/15/2024(3)	125,000	129,607
5.000%, 07/15/2025(3)	65,000	68,171
Massachusetts Educational Financing Authority,
2.000%, 07/01/2037 (Callable 07/01/2031)	2,600,000	2,290,084
Total Massachusetts
(Cost $3,037,220)		2,720,620	0.8%
Michigan
Charter Township of Lansing MI,
2.750%, 05/01/2028 (Callable 08/01/2022)	265,000	265,016
City of Detroit MI,
5.000%, 04/01/2023	275,000	279,899
Flint Hospital Building Authority,
5.000%, 07/01/2023	65,000	65,748
Grand Valley State University,
4.000%, 12/01/2029 (Callable 06/01/2026)	1,000,000	1,023,433
Grandville Public Schools:
5.000%, 05/01/2032 (Insured by BAM)(6)	900,000	975,438
5.000%, 05/01/2033 (Callable 05/01/2032)
(Insured by BAM)(6)	940,000	1,004,106
5.000%, 05/01/2034 (Callable 05/01/2032)
(Insured by BAM)(6)	975,000	1,030,179
Michigan Finance Authority:
5.000%, 07/01/2024	260,000	269,943
5.000%, 07/01/2025 (Callable 07/01/2024)	25,000	25,866
5.000%, 07/01/2027 (Callable 07/01/2025)	160,000	170,077
5.000%, 07/01/2030 (Callable 07/01/2024)	165,000	168,739
5.000%, 07/01/2044 (Callable 07/01/2024)	130,000	130,980
Michigan State Hospital Finance Authority,
5.000%, 11/15/2032 (Callable 05/15/2025)	255,000	269,662
Michigan State Housing Development Authority,
3.500%, 12/01/2050 (Callable 06/01/2029)	270,000	269,628
Wayne County Airport Authority,
5.000%, 12/01/2030 (Callable 12/01/2025)	3,000,000	3,141,743
Total Michigan
(Cost $9,463,230)		9,090,457	2.5%
Minnesota
Chaska Economic Development Authority,
4.000%, 02/01/2033 (Callable 02/01/2025)	690,000	706,672
City of Center City MN,
4.000%, 11/01/2031 (Callable 11/01/2027)	245,000	240,869
County of Chippewa MN,
4.000%, 03/01/2023	1,060,000	1,070,964
Housing & Redevelopment Authority
of the City of St. Paul MN,
4.000%, 09/01/2031 (Callable 09/01/2024)	350,000	337,479
Minnesota Higher Education Facilities Authority,
4.000%, 10/01/2040 (Callable 10/01/2030)	1,000,000	961,188
Minnesota Housing Finance Agency,
3.500%, 07/01/2050 (Callable 07/01/2029)
(Insured by GNMA)	1,465,000	1,463,372
Plymouth Intermediate District No. 287,
3.000%, 05/01/2032 (Callable 05/01/2025)	650,000	629,540
Zumbro Education District:
4.000%, 02/01/2031	370,000	373,839
4.000%, 02/01/2033 (Callable 02/01/2031)	300,000	300,386
Total Minnesota
(Cost $6,401,311)		6,084,309	1.7%
Mississippi
City of Ridgeland MS,
3.000%, 10/01/2025	325,000	319,834
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)	1,000,000	989,267
Mississippi Home Corp.,
4.000%, 12/01/2043 (Callable 12/01/2026)
(Insured by GNMA)	70,000	70,947

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Mississippi Hospital Equipment
& Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)
(Mandatory Tender Date 03/01/2027)(1)	$415,000	$449,878
Vicksburg Warren School District:
5.000%, 03/01/2025	350,000	368,328
5.000%, 03/01/2028	70,000	76,158
Total Mississippi
(Cost $2,364,540)		2,274,412	0.6%
Missouri
County of Platte MO:
5.000%, 02/01/2025 (Callable 02/01/2023)	125,000	125,786
3.000%, 03/01/2027 (Callable 03/01/2023)	200,000	189,448
Health & Educational Facilities
Authority of the State of Missouri:
5.000%, 02/01/2025 (Callable 02/01/2024)	180,000	183,786
4.000%, 08/01/2027	440,000	437,197
5.000%, 09/01/2027	150,000	158,993
4.000%, 08/01/2030 (Callable 08/01/2024)	200,000	199,176
4.250%, 08/01/2035 (Callable 08/01/2024)	110,000	109,778
St. Louis Land Clearance for
Redevelopment Authority:
4.250%, 06/01/2026	205,000	209,905
3.875%, 10/01/2035 (Callable 10/01/2029)	440,000	363,907
St. Louis Municipal Finance Corp.,
5.000%, 02/15/2025	300,000	320,178
Total Missouri
(Cost $2,365,570)		2,298,154	0.6%
Montana
City of Forsyth MT,
3.900%, 03/01/2031
(Callable 03/01/2023)(1)	2,475,000	2,486,147
Total Montana
(Cost $2,516,492)		2,486,147	0.7%
Nebraska
Central Plains Energy Project,
5.000%, 09/01/2042 (Callable 09/01/2022)	45,000	45,241
City of Gretna NE,
4.000%, 12/15/2025 (Callable 12/15/2024)	1,000,000	1,033,682
County of Douglas NE,
1.310%, 07/01/2035
(SIFMA Municipal Swap Index + 0.530%)
(Mandatory Tender Date 09/01/2026)(2)	2,000,000	2,003,233
Madison County Hospital Authority No. 1,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	515,236
Papio-Missouri River Natural Resources District,
3.000%, 12/01/2030 (Callable 10/12/2026)	335,000	326,039
Total Nebraska
(Cost $4,013,896)		3,923,431	1.1%
Nevada
City of Sparks NV,
2.500%, 06/15/2024(3)	75,000	72,534
Clark County School District,
5.000%, 06/15/2023	100,000	103,035
Henderson Public Improvement Trust,
3.000%, 01/01/2026	270,000	259,755
Nevada Housing Division,
2.250%, 04/01/2025
(Mandatory Tender Date 04/01/2023)(1)	1,215,000	1,216,526
State of Nevada,
4.000%, 12/15/2025(3)	900,000	892,274
Total Nevada
(Cost $2,599,903)		2,544,124	0.7%
New Hampshire
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)	2,000,000	1,773,097
4.375%, 09/20/2036	2,500,000	2,398,650
New Hampshire Municipal Bond Bank,
4.000%, 08/15/2030 (Callable 08/15/2027)
(Insured by ST AID)	275,000	291,132
Total New Hampshire
(Cost $4,678,491)		4,462,879	1.2%
New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024(3)	140,000	142,976
City of Newark NJ,
5.000%, 10/01/2022 (Insured by ST AID)	130,000	131,005
New Jersey Economic Development Authority:
2.030%, 09/01/2025 (SIFMA Municipal
Swap Index + 1.250%) (Callable 03/01/2025)
(Insured by ST AID)(2)	380,000	384,282
5.625%, 01/01/2052 (Callable 01/01/2024)	1,000,000	1,017,176
New Jersey Educational Facilities Authority:
5.000%, 07/01/2026
(Pre-refunded to 07/01/2025)	55,000	59,416
5.000%, 07/01/2026 (Callable 07/01/2025)	70,000	74,327
5.000%, 07/01/2026 (Callable 07/01/2025)	595,000	628,107
5.000%, 07/01/2028 (Insured by AGM)	125,000	138,759
5.000%, 07/01/2043 (Callable 07/01/2023)	250,000	252,734
New Jersey Housing & Mortgage Finance Agency,
3.500%, 04/01/2051 (Callable 04/01/2029)	675,000	672,958
New Jersey Transportation Trust Fund Authority,
0.000%, 12/15/2027 (Insured by BHAC)	430,000	368,361
South Jersey Port Corp.,
3.500%, 01/01/2032 (Callable 01/01/2026)	100,000	94,724
Total New Jersey
(Cost $4,161,494)		3,964,825	1.1%
New Mexico
Town of Clayton NM,
5.000%, 11/01/2026 (Callable 11/01/2025)
(Insured by NATL)	185,000	194,428
Village of Los Ranchos de Albuquerque NM,
5.000%, 09/01/2027	350,000	385,114
Total New Mexico
(Cost $603,077)		579,542	0.2%
New York
Albany Capital Resource Corp.,
5.000%, 05/01/2023	140,000	142,240
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	200,000	164,844
Amherst Development Corp.,
5.000%, 10/01/2022	355,000	357,220
Build NYC Resource Corp.,
4.000%, 12/01/2031 (Callable 12/01/2029)(3)	600,000	568,345
City of Amsterdam NY,
3.750%, 06/22/2023	1,500,000	1,508,625
City of Long Beach NY,
5.250%, 07/15/2037(6)	200,000	216,433
City of New York NY,
1.090%, 04/01/2042
(Optional Put Date 07/01/2022)(1)	3,000,000	3,000,000
City of Poughkeepsie NY:
4.000%, 04/15/2028	230,000	238,398
4.000%, 04/15/2030	250,000	258,654
The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Genesee County Funding Corp.,
5.250%, 12/01/2052 (Callable 12/01/2032)	$600,000	$619,931
Huntington Local Development Corp.,
4.000%, 07/01/2027	1,000,000	954,195
New York City Housing Development Corp.:
3.000%, 02/15/2048 (Callable 05/15/2024)	1,000,000	976,855
3.500%, 02/15/2048 (Callable 05/15/2024)	1,600,000	1,568,207
0.700%, 11/01/2060 (Callable 07/01/2023)
(Mandatory Tender Date 07/01/2025)(1)	3,500,000	3,263,961
0.600%, 05/01/2061 (Callable 07/01/2023)
(Mandatory Tender Date 07/01/2025)
(Insured by FHA)(1)	1,770,000	1,633,649
New York City Industrial Development Agency,
5.000%, 03/01/2028 (Insured by AGM)	250,000	273,208
New York City Transitional Finance Authority,
4.000%, 11/01/2038 (Callable 05/01/2029)	2,675,000	2,671,520
New York Convention
Center Development Corp.,
0.000%, 11/15/2033 (Insured by BAM)	1,495,000	915,111
New York State Dormitory Authority,
4.000%, 02/15/2036 (Callable 02/15/2030)	1,750,000	1,750,615
New York State Housing Finance Agency:
0.750%, 05/01/2025 (Callable 07/21/2022)
(Insured by SONYMA)	2,000,000	1,891,209
1.000%, 11/01/2061 (Callable 09/01/2023)
(Mandatory Tender Date 11/01/2026)(1)	3,000,000	2,739,586
New York State Urban Development Corp.,
4.000%, 03/15/2041 (Callable 03/15/2030)	1,500,000	1,473,695
Onondaga Civic Development Corp.:
5.000%, 10/01/2023	165,000	166,826
5.000%, 10/01/2024	35,000	35,515
5.000%, 10/01/2025	225,000	228,679
4.125%, 10/01/2035 (Callable 10/01/2025)	355,000	315,338
Onondaga County Trust for Cultural Resources:
5.000%, 05/01/2027	180,000	191,959
5.000%, 05/01/2029 (Callable 05/01/2027)	345,000	366,190
Southwestern Central School District,
2.000%, 06/15/2029 (Insured by BAM)	1,320,000	1,188,020
State of New York Mortgage Agency,
3.500%, 04/01/2049 (Callable 10/01/2028)	175,000	175,633
Town of Ramapo NY:
3.375%, 05/15/2024 (Callable 05/15/2023)	25,000	24,270
3.000%, 11/01/2027 (Callable 11/01/2022)	100,000	91,364
4.125%, 05/15/2028 (Callable 05/15/2023)	115,000	108,808
Triborough Bridge & Tunnel Authority,
1.411%, 01/01/2032 (SOFR + 0.380%)
(Callable 11/01/2023)
(Mandatory Tender Date 02/01/2024)(2)	990,000	968,067
Westchester County Local Development Corp.,
2.875%, 07/01/2026(3)	1,000,000	933,970
Total New York
(Cost $33,375,690)		31,981,140	8.9%
North Carolina
Durham Housing Authority,
2.000%, 09/01/2024 (Callable 07/21/2022)
(Mandatory Tender Date 09/01/2022)
(Insured by HUD)(1)	1,000,000	998,911
North Carolina Central University,
5.000%, 04/01/2027	410,000	446,956
North Carolina Housing Finance Agency,
4.000%, 07/01/2050 (Callable 01/01/2029)
(Insured by GNMA)	1,000,000	1,014,633
North Carolina Medical Care Commission,
5.000%, 01/01/2049 (Callable 01/01/2026)	1,250,000	1,259,632
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	50,000	48,619
Total North Carolina
(Cost $3,977,416)		3,768,751	1.0%
North Dakota
Cass County Joint Water Resource District,
0.480%, 05/01/2024 (Callable 11/01/2022)	2,000,000	1,908,595
City of Grand Forks ND,
5.000%, 12/01/2024	100,000	104,984
City of Horace ND,
0.650%, 08/01/2023 (Callable 08/01/2022)	500,000	488,834
City of Larimore ND,
0.850%, 05/01/2024 (Callable 08/01/2022)	1,100,000	1,053,488
City of Mandan ND:
4.000%, 09/01/2034 (Callable 09/01/2024)	1,010,000	1,020,291
3.000%, 09/01/2036 (Callable 09/01/2024)	255,000	232,718
County of McKenzie ND:
5.000%, 08/01/2023	300,000	307,376
5.000%, 08/01/2024 (Callable 08/01/2023)	400,000	408,638
Jamestown Park District:
4.000%, 07/01/2031 (Callable 07/01/2024)	250,000	252,595
2.900%, 07/01/2035 (Callable 07/18/2022)	90,000	88,765
State Board of Higher Education
of the State of North Dakota,
3.000%, 04/01/2033 (Callable 04/01/2027)	145,000	136,083
Williston Parks & Recreation District:
4.500%, 03/01/2025 (Callable 07/18/2022)	425,000	414,910
4.000%, 03/01/2032 (Callable 07/18/2022)	20,000	16,881
Total North Dakota
(Cost $6,684,343)		6,434,158	1.8%
Ohio
Buckeye Tobacco Settlement Financing Authority,
5.000%, 06/01/2055 (Callable 06/01/2030)	1,700,000	1,600,769
City of Middleburg Heights OH,
5.000%, 08/01/2034 (Callable 08/01/2031)	200,000	216,339
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2030	350,000	395,793
5.000%, 07/01/2032 (Callable 07/01/2031)	495,000	561,656
5.500%, 08/01/2052 (Callable 08/01/2032)(6)	1,400,000	1,480,995
Columbus Metropolitan Housing Authority:
2.000%, 11/01/2026 (Callable 09/01/2023)	265,000	254,699
3.000%, 11/01/2028 (Callable 09/01/2023)	275,000	270,493
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)	200,000	178,126
Northeast Ohio Medical University:
5.000%, 12/01/2024	75,000	78,435
5.000%, 12/01/2026	100,000	106,699
Ohio Air Quality Development Authority:
1.375%, 02/01/2026
(Mandatory Tender Date 11/01/2024)(1)	1,000,000	938,740
4.250%, 11/01/2040
(Mandatory Tender Date 06/01/2027)(1)	1,000,000	1,007,896
Ohio Higher Educational Facility Commission:
6.510%, 12/01/2023 (CPI YOY + 1.120%)
(Insured by AMBAC)(2)	500,000	511,236
5.000%, 12/01/2032	595,000	602,072
5.000%, 07/01/2036 (Callable 07/01/2033)(6)	1,700,000	1,789,924
Ohio Housing Finance Agency:
4.500%, 03/01/2050 (Callable 09/01/2028)	1,000,000	1,027,445
3.750%, 09/01/2050 (Callable 03/01/2029)
(Insured by GNMA)	140,000	140,863
Ohio Turnpike & Infrastructure Commission:
5.000%, 02/15/2029(6)	2,500,000	2,786,508
5.000%, 02/15/2032(6)	1,390,000	1,581,713

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Port of Greater Cincinnati
Development Authority,
3.000%, 05/01/2023 (Callable 08/01/2022)	$1,875,000	$1,875,694
Riverside Local School District,
4.000%, 10/01/2053 (Callable 04/01/2024)
(Insured by BAM)	495,000	480,412
State of Ohio,
1.000%, 01/15/2045 (Callable 07/01/2022)
(Optional Put Date 07/05/2022)(1)	2,000,000	2,000,000
Township of Miami OH:
4.000%, 12/01/2030 (Callable 12/01/2029)	300,000	324,657
4.000%, 12/01/2031 (Callable 12/01/2029)	200,000	215,559
Wadsworth City School District,
4.000%, 12/01/2051 (Callable 12/01/2026)	1,000,000	965,268
Warren County Port Authority,
4.000%, 12/01/2041 (Callable 12/01/2031)	570,000	481,443
Washington Local School District,
4.000%, 12/01/2037 (Callable 06/01/2025)
(Insured by SD CRED PROG)	500,000	511,890
Total Ohio
(Cost $23,242,073)		22,385,324	6.2%
Oklahoma
Pontotoc County Educational Facilities Authority:
4.000%, 09/01/2026	200,000	208,777
4.000%, 09/01/2027	325,000	340,398
4.000%, 09/01/2028	300,000	313,744
4.000%, 09/01/2029	275,000	287,135
4.000%, 09/01/2030	400,000	416,163
Sallisaw Municipal Authority:
4.000%, 06/01/2029 (Callable 06/01/2026)	795,000	794,978
4.000%, 06/01/2030 (Callable 06/01/2026)	700,000	696,300
Tulsa Industrial Authority,
5.000%, 10/01/2023	185,000	188,010
Total Oklahoma
(Cost $3,419,823)		3,245,505	0.9%
Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027)(5)	125,000	136,266
Oregon Health & Science University,
4.000%, 07/01/2044 (Callable 01/01/2032)	1,000,000	978,694
Oregon State Facilities Authority:
5.000%, 10/01/2025	225,000	239,666
5.000%, 10/01/2028	150,000	162,930
State of Oregon Housing &
Community Services Department:
3.900%, 01/01/2033 (Callable 07/01/2023)	70,000	70,069
3.600%, 07/01/2034 (Callable 07/01/2024)	700,000	681,461
4.000%, 01/01/2047 (Callable 07/01/2025)	20,000	20,257
4.000%, 07/01/2047 (Callable 07/01/2026)	35,000	35,486
Yamhill County Hospital Authority:
1.750%, 11/15/2026 (Callable 07/21/2022)	800,000	741,052
2.125%, 11/15/2027 (Callable 11/15/2022)	1,000,000	897,266
Total Oregon
(Cost $4,167,706)		3,963,147	1.1%
Pennsylvania
Allegheny County Airport Authority,
4.000%, 01/01/2056 (Callable 01/01/2031)
(Insured by BAM)	3,500,000	3,233,231
Bucks County Industrial Development Authority,
5.000%, 07/01/2028	470,000	499,190
Chester County Industrial
Development Authority:
5.000%, 08/01/2035 (Callable 08/01/2023)	730,000	730,726
5.000%, 08/01/2045 (Callable 08/01/2023)	500,000	483,358
City of Bradford PA:
4.000%, 11/01/2026 (Callable 11/01/2025)
(Insured by AGM)	415,000	433,172
4.000%, 11/01/2027 (Callable 11/01/2025)
(Insured by AGM)	370,000	386,321
City of Erie Higher Education Building Authority,
5.000%, 05/01/2029	370,000	398,226
City of Philadelphia PA,
5.000%, 08/01/2030 (Callable 08/01/2027)
(Insured by AGM)	2,855,000	3,118,722
City of York PA,
5.000%, 11/15/2025	525,000	545,686
Coatesville School District,
5.000%, 06/30/2023 (Insured by ST AID)(6)	1,000,000	1,010,720
Cumberland County Municipal Authority:
5.000%, 01/01/2029
(Pre-refunded to 01/01/2025)	30,000	32,067
5.000%, 01/01/2029
(Pre-refunded to 01/01/2025)	70,000	74,824
5.000%, 01/01/2029 (Callable 01/01/2025)	75,000	77,118
Cumberland Valley School District,
4.000%, 11/15/2038 (Callable 05/15/2030)
(Insured by ST AID)	1,000,000	1,000,437
Delaware Valley Regional Finance Authority,
2.028%, 09/01/2048 (1 Month LIBOR
USD + 0.880%) (Callable 09/01/2024)
(Mandatory Tender Date 09/01/2025)(2)	1,000,000	997,058
Derry Township Industrial &
Commercial Development Authority,
4.000%, 11/15/2028 (Callable 05/15/2028)	400,000	425,888
East Hempfield Township
Industrial Development Authority:
5.000%, 12/01/2027 (Callable 12/01/2025)	1,510,000	1,600,684
5.000%, 07/01/2030
(Pre-refunded to 07/01/2023)	300,000	309,484
Indiana County Municipal Services Authority:
5.000%, 10/01/2029 (Insured by BAM)	345,000	373,924
5.000%, 10/01/2031 (Insured by BAM)	285,000	308,667
5.000%, 10/01/2032 (Callable 10/01/2031)
(Insured by BAM)	295,000	318,204
5.000%, 10/01/2033 (Callable 10/01/2031)
(Insured by BAM)	310,000	333,150
5.000%, 10/01/2034 (Callable 10/01/2031)
(Insured by BAM)	330,000	353,783
Latrobe Industrial Development Authority:
5.000%, 03/01/2024	80,000	82,248
5.000%, 03/01/2025	110,000	114,048
5.000%, 03/01/2026	260,000	270,795
Montgomery County Higher
Education & Health Authority,
1.125%, 05/01/2036
(Mandatory Tender Date 05/01/2023)(5)	245,000	242,322
Montgomery County Industrial
Development Authority:
4.000%, 10/01/2036 (Callable 10/01/2026)	855,000	802,501
5.000%, 11/15/2036 (Callable 11/15/2026)	750,000	777,578
4.000%, 10/01/2041 (Callable 10/01/2026)	425,000	384,805
Northeastern Pennsylvania
Hospital and Education Authority,
5.000%, 05/01/2033 (Callable 05/01/2029)	260,000	268,850

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Panther Valley School District,
4.000%, 10/15/2030 (Callable 10/15/2028)
(Insured by BAM)	$695,000	$734,945
Pennsylvania Higher
Education Assistance Agency:
5.000%, 06/01/2028	1,685,000	1,822,683
4.500%, 06/01/2043 (Callable 06/01/2031)	1,500,000	1,513,148
Pennsylvania Higher
Educational Facilities Authority:
5.000%, 05/01/2025	200,000	211,982
5.000%, 07/01/2035 (Callable 07/01/2026)	600,000	603,657
Pennsylvania Housing Finance Agency,
3.200%, 04/01/2040 (Callable 10/01/2025)	165,000	163,558
Pennsylvania Turnpike Commission:
0.000%, 12/01/2039 (Callable 06/01/2029)(5)	180,000	177,581
0.000%, 12/01/2040 (Callable 06/01/2029)(5)	35,000	34,464
Philadelphia Authority
for Industrial Development:
5.000%, 10/01/2030	350,000	396,562
5.750%, 06/15/2042 (Callable 07/21/2022)	460,000	460,376
Redevelopment Authority
of the City of Philadelphia,
5.000%, 04/15/2027 (Callable 04/15/2025)	100,000	107,303
Scranton School District,
2.015%, 04/01/2031 (1 Month LIBOR
USD + 0.850%)(Callable 12/01/2022)
(Mandatory Tender Date 06/01/2023)
(Insured by ST AID)(2)	885,000	886,541
State Public School Building Authority:
5.000%, 12/01/2028
(Pre-refunded to 12/01/2026)
(Insured by AGM)	15,000	16,653
5.000%, 12/01/2028 (Callable 12/01/2026)
(Insured by AGM)	85,000	93,249
Westmoreland County Industrial
Development Authority,
5.000%, 07/01/2028	575,000	620,926
York County Industrial Development Authority,
3.000%, 11/01/2036 (Callable 05/01/2026)	730,000	646,305
Total Pennsylvania
(Cost $29,544,342)		28,477,720	7.9%
Puerto Rico
Puerto Rico Sales Tax Financing Corp.,
4.750%, 07/01/2053 (Callable 07/01/2028)	1,738,000	1,669,896
Total Puerto Rico
(Cost $1,826,162)		1,669,896	0.5%
Rhode Island
Providence Redevelopment Agency,
5.000%, 04/01/2027 (Callable 04/01/2025)	500,000	515,609
Total Rhode Island
(Cost $520,818)		515,609	0.1%
South Carolina
Florence-Darlington Commission
for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)	460,000	475,511
Patriots Energy Group Financing Agency,
2.008%, 10/01/2048 (1 Month LIBOR
USD + 0.860%)(Callable 11/01/2023)
(Mandatory Tender Date 02/01/2024)(2)	850,000	842,020
South Carolina Jobs-Economic
Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	130,000	129,867
5.250%, 08/15/2033 (Callable 08/15/2026)	350,000	365,894
Spartanburg Housing Authority,
2.000%, 03/01/2026
(Mandatory Tender Date 03/01/2025)(1)	3,500,000	3,430,153
Total South Carolina
(Cost $5,387,814)		5,243,445	1.5%
South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	250,000	237,055
South Dakota Health &
Educational Facilities Authority:
4.250%, 09/01/2023	505,000	510,199
5.000%, 09/01/2032 (Callable 09/01/2027)	100,000	105,619
Total South Dakota
(Cost $892,843)		852,873	0.2%
Tennessee
City of Memphis TN,
4.000%, 12/01/2035 (Callable 12/01/2026)	500,000	506,259
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	1,100,000	1,193,546
Tennessee Housing Development Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)	150,000	152,188
4.500%, 07/01/2049 (Callable 01/01/2028)	30,000	30,787
Total Tennessee
(Cost $2,009,935)		1,882,780	0.5%
Texas
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)	1,160,000	1,202,899
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	15,000	14,977
Caney Creek Municipal Utility District,
5.000%, 03/01/2024	390,000	407,320
Central Texas Regional Mobility Authority,
5.000%, 01/01/2027 (Callable 01/01/2026)	750,000	799,656
City of Austin TX,
5.250%, 05/15/2025 (Insured by BHAC)	90,000	95,104
City of Donna TX,
5.000%, 02/15/2042 (Pre-refunded
to 02/15/2024) (Insured by BAM)	120,000	125,982
City of Garland TX,
5.000%, 03/01/2034 (Callable 03/01/2026)	1,000,000	1,065,607
City of Magnolia TX,
5.700%, 09/01/2046(3)	490,000	451,895
City of Pearland TX,
5.000%, 03/01/2030 (Callable 03/01/2026)	1,000,000	1,086,193
Clifton Higher Education Finance Corp.:
3.100%, 12/01/2022	15,000	15,042
6.000%, 03/01/2029 (Callable 03/01/2024)(5)	1,740,000	1,769,948
4.000%, 08/15/2030
(Callable 08/15/2027) (PSF Guaranteed)	900,000	951,326
3.950%, 12/01/2032 (Callable 12/01/2022)	265,000	255,924
Conroe Local Government Corp.,
4.000%, 10/01/2050 (Callable 10/01/2031)	1,000,000	825,231
County of Wise TX:
5.000%, 08/15/2024	225,000	234,414
5.000%, 08/15/2025	250,000	264,433
5.000%, 08/15/2026	330,000	352,964
5.000%, 08/15/2027	505,000	544,318
El Paso Downtown Development Corp.,
5.000%, 08/15/2027 (Callable 08/15/2026)	230,000	249,939
Grand Mission Municipal Utility District No. 2,
2.250%, 09/01/2028 (Callable 09/01/2023)
(Insured by NATL)	95,000	84,386

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Harris County Cultural
Education Facilities Finance Corp.:
4.000%, 11/15/2029 (Callable 05/15/2026)	$285,000	$295,305
1.849%, 11/15/2046
(1 Month LIBOR USD + 0.650%)
(Callable 07/01/2023)
(Mandatory Tender Date 07/01/2024)(2)	1,000,000	1,002,905
1.350%, 12/01/2049
(SIFMA Municipal Swap Index + 0.570%)
(Callable 06/01/2024)
(Mandatory Tender Date 12/04/2024)(2)	80,000	79,761
Harris County Health
Facilities Development Corp.,
0.400%, 12/01/2041
(Optional Put Date 07/01/2022)(1)	4,000,000	4,000,000
Harris County Municipal
Utility District No. 406,
3.500%, 09/01/2022	100,000	100,294
Harris County Municipal
Utility District No. 450,
3.500%, 09/01/2039 (Callable 09/01/2024)
(Insured by AGM)	190,000	177,619
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)
(Insured by AGM)	150,000	158,126
Housing Options, Inc.,
3.900%, 02/01/2026 (Mandatory Tender
Date 02/01/2025) (Insured by HUD)(1)	1,000,000	1,020,036
Hunt Memorial Hospital District,
5.000%, 02/15/2030	1,000,000	1,104,151
Love Field Airport Modernization Corp.,
4.000%, 11/01/2035 (Callable 11/01/2031)
(Insured by AGM)	2,295,000	2,235,433
Matagorda County Navigation District No. 1:
5.125%, 11/01/2028 (Insured by AMBAC)(5)	850,000	937,380
4.000%, 06/01/2030 (Callable 06/03/2023)	1,400,000	1,401,595
New Hope Cultural Education
Facilities Finance Corp.,
5.000%, 11/01/2022	120,000	120,709
North East Independent School District,
2.200%, 08/01/2049 (Mandatory Tender
Date 08/01/2024) (PSF Guaranteed)(1)	1,000,000	997,262
Northwest Harris County
Municipal Utility District No. 5,
4.000%, 05/01/2031 (Callable 05/01/2025)
(Insured by AGM)	400,000	410,802
Port of Beaumont Industrial
Development Authority,
4.100%, 01/01/2028 (Callable 07/01/2023)(3)	1,750,000	1,568,725
Port of Port Arthur Navigation District,
0.700%, 04/01/2040
(Optional Put Date 07/01/2022)(1)	2,000,000	2,000,000
San Antonio Education Facilities Corp.,
5.000%, 10/01/2031	530,000	501,405
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	465,000	465,224
Tarrant County Cultural Education
Facilities Finance Corp.:
5.000%, 11/15/2027	160,000	174,322
5.000%, 09/01/2030 (Callable 09/01/2024)	365,000	376,123
5.000%, 11/15/2046 (Callable 11/15/2027)	630,000	653,469
Texas Municipal Gas Acquisition
& Supply Corp. I,
2.675%, 12/15/2026 (3 Month LIBOR
USD + 1.450%) (Callable 07/01/2022)(2)	500,000	478,224
Texas Municipal Gas Acquisition
and Supply Corp. II,
2.095%, 09/15/2027
(3 Month LIBOR USD + 0.870%)(2)	3,105,000	3,035,312
Travis County Water Control &
Improvement District No. 17,
2.000%, 05/01/2029 (Callable 05/01/2026)
(Insured by AGM)	235,000	214,469
Total Texas
(Cost $35,927,388)		34,306,209	9.6%
Utah
City of Salt Lake City UT,
5.000%, 07/01/2028 (Callable 07/01/2027)	1,600,000	1,734,158
Utah Charter School Finance Authority:
3.000%, 04/15/2027 (Insured by UT CSCE)	160,000	160,734
5.000%, 04/15/2037 (Callable 04/15/2026)
(Insured by UT CSCE)	270,000	286,207
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)
(Insured by FHA)	205,000	207,604
Total Utah
(Cost $2,390,957)		2,388,703	0.7%
Vermont
University of Vermont,
4.000%, 10/01/2040 (Callable 10/01/2025)	420,000	413,083
Vermont Educational & Health
Buildings Financing Agency,
5.000%, 12/01/2034 (Callable 06/01/2026)	1,000,000	1,045,694
Vermont Student Assistance Corp.,
5.000%, 06/15/2026	1,525,000	1,634,480
Total Vermont
(Cost $3,335,657)		3,093,257	0.9%
Virginia
Farmville Industrial Development Authority,
5.375%, 07/01/2053 (Callable 07/01/2028)
(Mandatory Tender Date 07/01/2043)
(Insured by AGM)	1,500,000	1,592,738
Portsmouth Redevelopment
& Housing Authority,
3.500%, 07/01/2025
(Mandatory Tender Date 07/01/2024)(1)	1,000,000	1,008,146
Toll Road Investors Partnership II LP:
0.000%, 02/15/2027 (Insured by NATL)(3)	1,000,000	757,899
0.000%, 02/15/2028 (Insured by NATL)(3)	740,000	527,875
Virginia Small Business Financing Authority:
4.000%, 01/01/2029(6)	125,000	125,188
4.000%, 07/01/2029(6)	1,375,000	1,373,564
Total Virginia
(Cost $5,815,497)		5,385,410	1.5%
Washington
City of Seattle WA,
1.030%, 05/01/2045
(SIFMA Municipal Swap Index + 0.250%)
(Callable 05/01/2026) (Mandatory Tender
Date 11/01/2026)(2)	1,000,000	988,307
County of Lewis WA,
3.000%, 12/01/2026 (Callable 12/01/2022)	100,000	100,254
King County Housing Authority:
5.160%, 11/01/2025	2,120,966	2,165,463
5.000%, 12/01/2030 (Callable 12/01/2026)	400,000	434,134
Metropolitan Park District of Tacoma WA,
4.000%, 12/01/2027	500,000	517,005

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Pend Oreille County Public
Utility District No. 1:
5.000%, 01/01/2028	$220,000	$236,711
5.000%, 01/01/2029 (Callable 01/01/2028)	165,000	176,298
5.000%, 01/01/2038 (Callable 01/01/2029)	300,000	310,568
5.000%, 01/01/2039 (Callable 01/01/2028)	500,000	515,263
Port of Seattle WA,
4.000%, 08/01/2036 (Callable 08/01/2031)	1,755,000	1,716,824
Vancouver Housing Authority,
1.700%, 12/01/2024	140,000	137,237
Washington Health Care Facilities Authority:
5.000%, 12/01/2027(3)	475,000	518,441
2.180%, 01/01/2035 (SIFMA Municipal
Swap Index + 1.400%) (Callable 07/01/2024)
(Mandatory Tender Date 01/01/2025)(2)	150,000	150,592
Washington State Housing Finance Commission:
3.500%, 12/20/2035	738,426	675,289
4.000%, 06/01/2050 (Callable 06/01/2029)
(Insured by GNMA)	395,000	400,943
Total Washington
(Cost $9,377,900)		9,043,329	2.5%
Wisconsin
Palmyra-Eagle Area School District:
3.000%, 03/01/2025 (Callable 03/01/2023)	100,000	95,957
3.000%, 03/01/2027 (Callable 03/01/2023)	500,000	462,030
Public Finance Authority:
5.000%, 07/01/2022	20,000	20,000
5.000%, 10/01/2023(3)	100,000	101,591
3.000%, 03/01/2026 (Callable 08/01/2022)(3)	700,000	663,133
0.000%, 12/15/2027 (Callable 08/01/2022)	565,000	413,301
5.000%, 09/01/2030(3)	1,250,000	1,125,566
4.850%, 07/01/2031(3)	475,000	432,910
4.000%, 01/01/2033 (Callable 07/01/2029)	605,000	598,499
4.000%, 01/01/2034 (Callable 07/01/2029)	1,150,000	1,132,136
State of Wisconsin,
4.000%, 05/01/2031 (Callable 05/01/2027)	2,500,000	2,631,625
Village of Mount Pleasant WI,
5.000%, 04/01/2048 (Callable 04/01/2028)
(Insured by BAM)	325,000	344,564
Waunakee Community School District,
2.500%, 04/01/2025 (Callable 08/01/2022)	250,000	250,042
Wisconsin Health &
Educational Facilities Authority:
4.000%, 08/15/2024	160,000	160,767
4.000%, 08/15/2025	230,000	230,928
4.000%, 09/15/2025 (Callable 09/15/2022)	100,000	100,494
5.000%, 09/15/2028
(Pre-refunded to 09/15/2023)	45,000	46,604
5.000%, 11/01/2029 (Callable 11/01/2026)	430,000	433,116
5.000%, 02/15/2052 (Callable 08/15/2024)
(Mandatory Tender Date 02/15/2025)(1)	300,000	316,329
1.110%, 02/15/2053 (Callable 07/01/2022)
(Optional Put Date 07/05/2022)(1)	3,000,000	3,000,000
Wisconsin Housing & Economic
Development Authority,
4.000%, 07/01/2030 (Callable 07/01/2028)
(Insured by HUD)(3)	135,000	120,115
Total Wisconsin
(Cost $13,170,114)		12,679,707	3.5%
Total Municipal Bonds
(Cost $377,015,882)		360,522,264	100.4%

	Shares

Closed-End Investment Company
Nuveen AMT-Free Municipal Credit
Income Fund, Series C Preferred Shares,
1.410%, 12/01/2031(1)	1,000	1,000,000
Total Closed-End Investment Company
(Cost $1,000,000)		1,000,000	0.3%
Total Long-Term Investments
(Cost $378,015,882)		361,522,264	100.7%
Short-Term Investments
Money Market Mutual Funds
Federated Hermes Institutional Tax-Free
Cash Trust, Premier Shares, 0.81%(4)	12,004,334	12,004,334
First American Government Obligations
Fund, Class U, 1.31%(4)	24,788	24,788
Total Short-Term Investments
(Cost $12,029,122)		12,029,122	3.4%
Total Investments
(Cost $390,045,004)		373,551,386	104.1%
Liabilities in Excess of Other Assets		(14,540,457)	(4.1)%
TOTAL NET ASSETS		$359,010,929	100.0%
Notes to Schedule of Investments
ACA – American Capital Access
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
BHAC – Berkshire Hathaway Assurance Corp.
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association
HUD – US Department of Housing and Development
NATL – National Public Finance Guarantee Corp.
SD CRED PROG – State Credit Enhancement Program
SONYMA – State of New York Mortgage Agency
ST AID – State Aid Intercept/Withholding
UT CSCE – Utah Charter School Credit Enhancement Program
CPI YOY – Consumer Price Index – Year-Over-Year
ETM – Escrowed to Maturity
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SIFMA – Securities Industry and Financial Markets Association
SOFR – Secured Overnight Financing Rate
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2022.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2022, the value of these securities totaled $20,939,368, which represented 5.83% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2022.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$360,522,264	$—	$360,522,264
Closed-End Investment Company	—	1,000,000	—	1,000,000
Total Long-Term Investments	—	361,522,264	—	361,522,264
Short-Term Investments
Money Market Mutual Funds	12,029,122	—	—	12,029,122
Total Short-Term Investments	12,029,122	—	—	12,029,122
Total Investments	$12,029,122	$361,522,264	$—	$373,551,386

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
June 30, 2022 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$1,282,961,449

	SEC 30-Day Yield(4)
	Institutional Class	2.31%
	Investor Class	2.05%

	Average Effective Duration	4.21 years

	Average Effective Maturity	4.31 years

	Annualized Expense Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio Turnover Rate	10%	(7)

	Number of Holdings	753
Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2022.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2022.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Quality Intermediate Municipal Bond Fund
June 30, 2022 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2022	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-6.17%	-6.08%	1.05%	1.46%	3.40%
Investor Class Shares	-6.38%	-6.41%	0.79%	1.21%	3.14%
Bloomberg Quality Intermediate Municipal Bond Index(2)	-6.00%	-5.84%	1.26%	1.87%	3.47%

(1)	For the period from March 30, 2001 (inception date) through June 30, 2022.
(2)
The Bloomberg Quality Intermediate Municipal Bond Index is an unmanaged, market value weighted index consisting of tax-exempt, fixed-rate securities that are rated A3 or better, with maturities between 2 and 12 years. Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990. This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state. As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s invasion of Ukraine, the sanctions imposed against Russia by certain countries and Russia’s countermeasures against those countries, has resulted in increased market volatility and may have a significant negative impact on the global economy. The ongoing coronavirus (COVID-19) pandemic and measures taken to limit its spread present a continued risk to global growth and asset prices. The performance of the Fund may be affected by changes in interest rates – generally, when interest rates rise, the market value of the bonds in which the Fund invests declines and when interest rates decline, the market value rises. The Federal Reserve has begun to rapidly raise interest rates in an attempt to control inflation not seen in 40 years, both of which pose a risk to the U.S. economy. The Federal Reserve may not be able to successfully control inflation without causing a recession or without negatively impacting asset prices and increasing market volatility. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
City of Tuscaloosa AL,
4.000%, 10/01/2028	$1,000,000	$1,063,419
Montgomery Water Works
& Sanitary Sewer Board:
4.000%, 09/01/2033 (Callable 09/01/2029)	410,000	435,661
4.000%, 09/01/2034 (Callable 09/01/2029)	215,000	225,869
4.000%, 09/01/2035 (Callable 09/01/2029)	500,000	519,454
Total Alabama
(Cost $2,441,331)		2,244,403	0.2%
Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2026
(Pre-refunded to 06/01/2025)	300,000	323,530
4.000%, 06/01/2031 (Callable 06/01/2027)	1,700,000	1,777,010
4.000%, 12/01/2031 (Callable 06/01/2027)	3,005,000	3,137,163
5.000%, 12/01/2031 (Callable 06/01/2028)	1,465,000	1,630,170
4.000%, 12/01/2032 (Callable 06/01/2027)	865,000	898,852
5.000%, 12/01/2034 (Callable 12/01/2030)	1,000,000	1,111,392
5.000%, 12/01/2035 (Callable 12/01/2030)	760,000	843,021
4.000%, 06/01/2036
(Pre-refunded to 06/01/2025)	290,000	304,042
4.000%, 06/01/2036 (Callable 06/01/2025)	710,000	710,147
4.000%, 12/01/2048 (Callable 06/01/2027)	760,000	771,184
City of Valdez AK,
5.000%, 06/30/2029 (Callable 07/21/2022)	1,225,000	1,227,059
Total Alaska
(Cost $13,455,134)		12,733,570	1.0%
Arizona
Arizona State University,
5.000%, 07/01/2032
(Pre-refunded to 07/01/2022)	715,000	715,000
City of Tempe AZ:
5.000%, 07/01/2033
(Pre-refunded to 07/01/2028)	40,000	45,412
5.000%, 07/01/2034
(Pre-refunded to 07/01/2027)	165,000	185,001
5.000%, 07/01/2034
(Pre-refunded to 07/01/2028)	325,000	368,972
5.000%, 07/01/2035
(Pre-refunded to 07/01/2027)	185,000	207,426
5.000%, 07/01/2037
(Pre-refunded to 07/01/2028)	215,000	244,090
5.000%, 07/01/2038
(Pre-refunded to 07/01/2028)	350,000	397,355
City of Tucson AZ,
5.000%, 07/01/2028 (Callable 07/01/2025)	750,000	807,512
Maricopa County Unified
School District No. 48:
4.000%, 07/01/2033 (Callable 07/01/2028)	500,000	525,407
3.000%, 07/01/2034 (Callable 07/01/2028)	1,350,000	1,285,365
Salt River Project Agricultural
Improvement & Power District,
5.000%, 01/01/2034 (Callable 01/01/2027)	3,555,000	3,867,493
Total Arizona
(Cost $8,998,788)		8,649,033	0.7%
Arkansas
City of Little Rock AR,
5.000%, 10/01/2034
(Pre-refunded to 04/01/2025)	5,000,000	5,387,216
City of Pine Bluff AR,
3.000%, 02/01/2047
(Callable 08/01/2027) (Insured by BAM)	1,590,000	1,509,620
City of Rogers AR:
4.000%, 11/01/2025
(Callable 05/01/2024)	570,000	587,950
4.000%, 11/01/2027 (Callable 05/01/2024)	460,000	472,831
County of St. Francis AR,
1.250%, 08/01/2033
(Callable 08/01/2026) (Insured by BAM)	730,000	672,479
Jonesboro City Water & Light Plant:
4.000%, 06/01/2033 (Callable 12/01/2030)	500,000	523,618
4.000%, 06/01/2035 (Callable 12/01/2030)	1,360,000	1,406,505
University of Arkansas:
5.000%, 11/01/2035
(Pre-refunded to 11/01/2024)	665,000	709,727
4.000%, 04/01/2037 (Callable 04/01/2029)	160,000	160,589
4.000%, 04/01/2039 (Callable 04/01/2029)	245,000	243,557
Total Arkansas
(Cost $11,993,517)		11,674,092	0.9%
California
Anaheim Housing &
Public Improvements Authority:
5.000%, 10/01/2037 (Callable 10/01/2025)	750,000	797,452
5.000%, 10/01/2038 (Callable 10/01/2025)	1,000,000	1,062,183
Anaheim Public Financing Authority,
0.000%, 09/01/2036
(ETM) (Insured by AGM)	10,065,000	6,159,875
Antelope Valley Community College District,
0.000%, 08/01/2034
(Pre-refunded to 02/01/2025)	150,000	95,207
Brea Redevelopment Agency:
0.000%, 08/01/2033
(Callable 08/01/2027)(5)	1,500,000	1,548,683
0.000%, 08/01/2034
(Callable 08/01/2027)(5)	1,750,000	1,803,983
California Health
Facilities Financing Authority,
4.000%, 08/15/2035 (Callable 08/15/2026)	2,000,000	2,017,182
Citrus Community College District,
0.000%, 08/01/2034
(Pre-refunded to 02/01/2024)(5)	885,000	901,618
City & County of San Francisco CA:
4.000%, 06/15/2037 (Callable 06/15/2029)	925,000	935,818
4.000%, 06/15/2038 (Callable 06/15/2029)	3,010,000	3,042,618
City of Pasadena CA,
4.250%, 06/01/2034 (Callable 06/01/2023)	500,000	503,542
City of Richmond CA,
0.000%, 08/01/2028
(ETM) (Insured by FGIC)	100,000	84,480
Contra Costa Transportation Authority,
5.000%, 03/01/2028 (Callable 03/01/2025)	1,570,000	1,680,139
County of Sacramento CA,
5.000%, 07/01/2024 (ETM)	125,000	132,039
Department of Veterans Affairs Veteran’s
Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	1,275,000	1,293,293
El Rancho Unified School District,
0.000%, 08/01/2035 (Pre-refunded
to 08/01/2023) (Insured by BAM)	300,000	142,963
Fontana Unified School District,
0.000%, 02/01/2033
(ETM) (Insured by AGM)	460,000	333,612
Foothill-Eastern Transportation
Corridor Agency:
0.000%, 01/01/2025 (ETM)	50,000	47,395
0.000%, 01/01/2028 (ETM)	3,235,000	2,804,567
0.000%, 01/01/2030 (ETM)	95,000	76,962

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Fresno Unified School District,
0.000%, 08/01/2033
(Pre-refunded to 08/01/2026)	$195,000	$133,558
Gateway Unified School District,
0.000%, 03/01/2037
(ETM) (Insured by AGM)	75,000	44,824
Golden State Tobacco Securitization Corp.:
0.000%, 06/01/2026
(ETM) (Insured by AGM)	215,000	196,180
5.000%, 06/01/2028
(Pre-refunded to 06/01/2027)	425,000	478,565
3.250%, 06/01/2034 (Pre-refunded
to 06/01/2025) (Insured by ST AID)	160,000	165,122
Imperial Community College District,
7.000%, 08/01/2040 (Pre-refunded
to 08/01/2030) (Insured by AGM)(5)	180,000	235,469
Kern Community College District,
0.000%, 08/01/2023	2,200,000	2,134,330
La Canada Unified School District,
4.000%, 08/01/2049 (Callable 08/01/2028)	1,000,000	975,339
Long Beach Community College District:
0.000%, 06/01/2032
(ETM) (Insured by AGM)	1,540,000	1,138,254
0.000%, 06/01/2033
(ETM) (Insured by AGM)	1,560,000	1,111,783
Mizuho Floater/Residual Trust,
1.160%, 10/01/2036 (Callable 08/01/2022)
(Optional Put Date 08/04/2022)(1)(3)	3,800,000	3,800,000
Moorpark Unified School District,
0.000%, 08/01/2036 (Callable
08/01/2032) (Insured by AGM)(5)	510,000	468,646
Moreno Valley Unified School District,
0.000%, 07/01/2029
(ETM) (Insured by AGM)	55,000	45,201
Morongo Unified School District,
0.000%, 08/01/2041
(Callable 08/01/2030)(5)	195,000	189,050
Mount Diablo Unified School District,
0.000%, 08/01/2030 (Callable
08/01/2025) (Insured by AGM)(5)	785,000	849,872
Mount San Antonio
Community College District,
0.000%, 08/01/2028 (Callable 02/01/2028)(5)	550,000	595,389
Napa Valley Unified School District,
4.000%, 08/01/2035 (Callable 08/01/2026)	3,000,000	3,047,220
Pacheco Union Elementary School District,
0.000%, 02/01/2037
(ETM) (Insured by AGM)	300,000	181,349
Pajaro Valley Unified School District,
0.000%, 08/01/2027
(ETM) (Insured by AGM)	25,000	21,920
Palmdale Elementary School District,
0.000%, 08/01/2031
(ETM) (Insured by AGM)	30,000	22,634
Paramount Unified School District:
0.000%, 08/01/2043 (Pre-refunded
to 08/01/2023) (Insured by BAM)	250,000	63,705
0.000%, 08/01/2045 (Callable
02/01/2033) (Insured by AGM)(5)	325,000	386,045
Peralta Community College District,
3.500%, 08/01/2032 (Callable 08/01/2025)	1,715,000	1,723,729
Perris Union High School District:
4.000%, 09/01/2032 (Callable 09/01/2029)	615,000	645,467
4.000%, 09/01/2034 (Callable 09/01/2029)	410,000	422,775
4.000%, 09/01/2035 (Callable 09/01/2029)	440,000	448,696
Placer County Redevelopment
Agency Successor Agency,
5.000%, 08/01/2025	100,000	108,061
Pleasanton Unified School District,
3.000%, 08/01/2033 (Callable 08/01/2025)	2,000,000	1,885,642
Rio Hondo Community College District,
0.000%, 08/01/2042
(Callable 08/01/2034)(5)	6,925,000	8,151,713
Riverside County Redevelopment
Successor Agency,
8.250%, 10/01/2031
(Pre-refunded to 10/01/2026)(5)	650,000	800,344
Roseville Joint Union High School District,
0.000%, 08/01/2034 (Callable 08/01/2026)	85,000	54,274
San Diego Unified School District:
6.000%, 07/01/2033
(Pre-refunded to 07/01/2024)(5)	350,000	377,345
0.000%, 07/01/2034 (Callable 07/01/2025)	2,000,000	1,234,048
4.000%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,025,086
0.000%, 07/01/2039 (Callable 07/01/2025)	75,000	35,400
4.000%, 07/01/2044 (Callable 07/01/2029)	2,460,000	2,407,586
San Joaquin Hills
Transportation Corridor Agency:
0.000%, 01/01/2023 (ETM)	4,005,000	3,971,802
0.000%, 01/01/2027 (ETM)	1,380,000	1,233,958
0.000%, 01/01/2028 (ETM)	1,010,000	875,614
San Marcos Unified School District:
0.000%, 08/01/2030
(Pre-refunded to 02/01/2024)	150,000	107,202
0.000%, 08/01/2032
(Pre-refunded to 02/01/2024)	400,000	256,152
0.000%, 08/01/2036
(Pre-refunded to 02/01/2024)	55,000	27,961
0.000%, 08/01/2038
(Pre-refunded to 02/01/2024)	1,500,000	680,878
San Mateo Foster City School District,
0.000%, 08/01/2032
(Callable 08/01/2028)(5)	125,000	138,562
San Mateo Union High School District:
5.000%, 09/01/2041 (Callable 09/01/2023)	2,105,000	2,183,039
5.000%, 12/15/2043 (Pre-refunded
to 12/15/2024) (Insured by AMBAC)(5)	1,635,000	1,745,341
Solano County Community College District:
0.000%, 08/01/2024 (ETM)(5)	180,000	181,165
0.000%, 08/01/2028
(Callable 08/01/2025)(5)	250,000	263,029
St. Helena Unified School District,
0.000%, 08/01/2028(5)	130,000	133,001
State of California:
5.000%, 08/01/2031 (Callable 02/01/2025)	1,125,000	1,190,877
5.000%, 04/01/2042 (Callable 10/01/2027)	2,250,000	2,427,125
5.000%, 09/01/2042 (Callable 09/01/2022)	1,000,000	1,004,243
Sutter Union High School District:
0.000%, 08/01/2030
(Pre-refunded to 08/01/2025)	185,000	122,775
0.000%, 08/01/2036
(Pre-refunded to 08/01/2025)	75,000	32,184
0.000%, 08/01/2037
(Pre-refunded to 08/01/2025)	50,000	19,978
0.000%, 08/01/2041
(Pre-refunded to 08/01/2025)	50,000	14,962
0.000%, 08/01/2043
(Pre-refunded to 08/01/2025)	200,000	51,582

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Sutter Union High School District: (cont.)
0.000%, 08/01/2044
(Pre-refunded to 08/01/2025)	$1,065,000	$254,857
0.000%, 06/01/2050
(Pre-refunded to 08/01/2025)	700,000	107,056
Total California
(Cost $82,552,754)		78,091,575	6.1%
Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable
06/01/2025) (Insured by ST AID)	1,225,000	1,298,337
Brush School District No. RE-2J:
5.000%, 12/01/2031
(Callable 12/01/2027) (Insured by BAM)	380,000	422,335
5.000%, 12/01/2032
(Callable 12/01/2027) (Insured by BAM)	395,000	437,751
5.000%, 12/01/2035
(Callable 12/01/2027) (Insured by BAM)	460,000	507,118
City of Aurora CO,
5.000%, 12/01/2029	2,400,000	2,762,275
City of Fort Lupton CO,
4.000%, 12/01/2042
(Callable 12/01/2027) (Insured by AGM)	850,000	852,103
Colorado Educational &
Cultural Facilities Authority,
5.000%, 03/01/2040 (Callable 03/01/2027)	805,000	860,743
Colorado Health Facilities Authority:
0.000%, 07/15/2024 (ETM)	1,710,000	1,639,256
5.000%, 05/15/2025
(Pre-refunded to 05/15/2023)	315,000	323,580
4.000%, 07/01/2039
(Pre-refunded to 11/09/2022)	100,000	100,862
5.250%, 01/01/2040
(Pre-refunded to 01/01/2023)	3,545,000	3,605,482
5.250%, 01/01/2045
(Pre-refunded to 01/01/2023)	335,000	340,715
5.000%, 06/01/2047
(Pre-refunded to 06/01/2027)	5,800,000	6,465,359
Mesa County Valley School District No. 51,
5.500%, 12/01/2037 (Callable
12/01/2027) (Insured by ST AID)	1,000,000	1,124,060
Regional Transportation District,
4.375%, 06/01/2039 (Callable 06/01/2023)	5,725,000	5,728,653
Total Colorado
(Cost $27,194,603)		26,468,629	2.1%
Connecticut
City of Norwalk CT,
4.000%, 09/01/2031 (Callable 09/01/2029)	1,210,000	1,290,224
Connecticut Housing Finance Authority:
2.875%, 11/15/2030 (Callable 05/15/2025)	1,325,000	1,259,655
4.000%, 11/15/2045 (Callable 05/15/2028)	4,570,000	4,635,475
4.000%, 11/15/2047 (Callable 11/15/2026)	695,000	704,574
4.000%, 05/15/2049 (Callable 11/15/2028)	1,860,000	1,886,857
Connecticut State Health &
Educational Facilities Authority,
5.250%, 03/01/2032
(ETM) (Insured by AGM)	100,000	115,900
State of Connecticut,
5.000%, 05/01/2026	1,300,000	1,428,180
State of Connecticut Clean Water Fund,
4.000%, 02/01/2037 (Callable 02/01/2029)	1,150,000	1,170,850
University of Connecticut,
5.000%, 01/15/2031 (Callable
01/15/2027) (Insured by AGM)	1,250,000	1,353,810
Total Connecticut
(Cost $14,549,507)		13,845,525	1.1%
District of Columbia
District of Columbia,
5.000%, 04/01/2042
(Pre-refunded to 04/01/2027)	465,000	518,016
District of Columbia
Housing Finance Agency,
1.450%, 02/01/2039
(Mandatory Tender Date 08/01/2022)(1)	1,915,000	1,914,585
Washington Metropolitan
Area Transit Authority,
4.000%, 07/15/2046 (Callable 07/15/2031)	1,000,000	976,039
Total District of Columbia
(Cost $3,597,387)		3,408,640	0.3%
Florida
City of Fort Myers FL,
4.000%, 12/01/2037 (Callable 12/01/2025)	480,000	482,412
City of Jacksonville FL:
0.780%, 08/01/2036 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	11,145,000	11,145,000
0.780%, 08/01/2036 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	6,000,000	6,000,000
City of Melbourne FL,
0.000%, 10/01/2026
(ETM) (Insured by FGIC)	40,000	35,975
City of Miami Beach FL,
6.250%, 10/01/2022
(ETM) (Insured by AMBAC)	285,000	288,347
City of Miramar FL:
5.000%, 10/01/2029 (Callable 10/01/2027)	1,025,000	1,145,285
5.000%, 10/01/2030 (Callable 10/01/2027)	1,000,000	1,113,006
5.000%, 10/01/2034 (Callable 10/01/2027)	1,000,000	1,106,166
5.000%, 10/01/2035 (Callable 10/01/2027)	1,030,000	1,137,825
City of Orlando FL,
5.000%, 11/01/2034
(Callable 11/01/2027) (Insured by AGM)	1,000,000	1,101,368
City of Tallahassee FL:
5.000%, 10/01/2033 (Callable 10/01/2024)	255,000	270,345
5.000%, 10/01/2035 (Callable 10/01/2024)	825,000	873,343
City of Tampa FL,
5.250%, 05/01/2043 (Callable 05/01/2028)	2,000,000	2,230,542
County of Miami-Dade FL:
5.250%, 10/01/2022
(Insured by AGM)	50,000	50,472
0.000%, 10/01/2026
(ETM) (Insured by NATL)	50,000	44,968
0.000%, 10/01/2027
(ETM) (Insured by NATL)	240,000	208,946
5.250%, 10/01/2030
(ETM) (Insured by NATL)	3,910,000	4,498,820
Florida Housing Finance Corp.:
1.940%, 08/01/2036 (Insured by FNMA)	5,000,000	3,983,342
4.200%, 01/01/2045 (Callable
01/01/2028) (Insured by GNMA)	2,930,000	2,966,130
3.500%, 07/01/2051 (Callable
07/01/2029) (Insured by GNMA)	915,000	914,544
Florida Municipal Loan Council,
4.000%, 10/01/2033 (Callable 10/01/2031)	415,000	429,148

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Highlands County Health Facilities Authority,
0.780%, 11/15/2035 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	$6,000,000	$6,000,000
Jacksonville Electric Authority:
5.000%, 10/01/2023
(Pre-refunded to 04/01/2023)	690,000	707,117
5.000%, 10/01/2028
(Pre-refunded to 04/01/2024)	755,000	793,543
Lee County School Board,
5.000%, 08/01/2032 (Callable 08/01/2026)	1,675,000	1,810,838
Mid-Bay Bridge Authority:
6.875%, 10/01/2022 (ETM)	1,100,000	1,114,470
6.875%, 10/01/2022
(ETM) (Insured by AMBAC)	755,000	764,469
Orange County School Board,
5.000%, 08/01/2034 (Callable 08/01/2026)	320,000	347,748
Osceola County Expressway Authority:
0.000%, 10/01/2028 (ETM)(5)	95,000	102,267
0.000%, 10/01/2031 (ETM)(5)	55,000	64,423
Reedy Creek Improvement District,
5.000%, 10/01/2031 (Callable 10/01/2028)	310,000	347,668
School District of Broward County,
5.000%, 07/01/2024
(Pre-refunded to 07/01/2022)	940,000	940,000
Seminole County School Board,
5.000%, 07/01/2035 (Callable 07/01/2026)	145,000	157,655
Tohopekaliga Water Authority,
3.000%, 10/01/2030 (Callable 10/01/2026)	500,000	501,905
Total Florida
(Cost $55,466,120)		53,678,087	4.2%
Georgia
Atlanta Development Authority:
5.000%, 09/01/2023 (ETM)	2,450,000	2,538,823
5.000%, 09/01/2024
(Pre-refunded to 09/01/2023)	910,000	942,992
5.000%, 09/01/2032
(Pre-refunded to 09/01/2023)	1,315,000	1,362,674
City of Decatur GA,
3.000%, 08/01/2038
(Callable 08/01/2025) (Insured by ST AID)	500,000	437,800
Development Authority of Rockdale County:
5.000%, 07/01/2022	415,000	415,000
5.000%, 07/01/2023	220,000	226,516
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	6,600,000	7,502,323
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)	425,000	427,095
Houston Healthcare System, Inc.,
5.000%, 10/01/2031
(Pre-refunded to 04/01/2024)(1)	25,000,000	25,922,363
Main Street Natural Gas, Inc.,
1.978%, 08/01/2048
(1 Month LIBOR USD + 0.830%)
(Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	1,400,000	1,389,197
Pulaski County School District,
4.000%, 10/01/2038 (Callable
10/01/2030) (Insured by ST AID)	755,000	761,802
Total Georgia
(Cost $42,081,503)		41,926,585	3.3%
Idaho
Ada & Boise Counties Independent
School District,
5.000%, 08/01/2032
(Callable 02/01/2027)	500,000	546,352
Total Idaho
(Cost $572,011)		546,352	0.0%
Illinois
Boone & Winnebago Counties Community
Unit School District No. 200,
0.000%, 01/01/2024
(ETM) (Insured by AGM)	720,000	691,938
City of Chicago IL,
5.000%, 01/01/2034
(Pre-refunded to 01/01/2025)	2,170,000	2,316,816
City of Woodstock IL,
4.000%, 01/01/2037 (Callable 01/01/2031)	675,000	687,836
Cook County Forest Preserve District,
5.000%, 12/15/2037 (Callable 08/01/2022)	1,070,000	1,072,543
Cook County School District No. 130,
5.000%, 12/01/2026
(Callable 12/01/2025) (Insured by AGM)	1,140,000	1,241,628
Cook County School District No. 144,
4.500%, 12/01/2025
(ETM) (Insured by AGM)	5,000	5,146
Cook County School District No. 159:
0.000%, 12/01/2022
(ETM) (Insured by FGIC)	2,000,000	1,987,386
0.000%, 12/01/2025
(ETM) (Insured by AGM)	230,000	211,663
0.000%, 12/01/2025
(ETM) (Insured by FGIC)	450,000	414,820
0.000%, 12/01/2028
(ETM) (Insured by FGIC)	455,000	380,620
Cook County School District No. 163,
5.000%, 12/15/2028 (Insured by BAM)	1,305,000	1,473,225
Cook Kane Lake & McHenry Counties
Community College District No. 512,
3.000%, 12/15/2032 (Callable 12/15/2028)	4,860,000	4,767,934
County of Cook IL:
5.000%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,284,510
5.000%, 11/15/2034 (Callable 11/15/2027)	4,325,000	4,727,940
Exceptional Children Have Opportunities:
5.000%, 12/01/2027	340,000	376,798
5.000%, 12/01/2027	270,000	299,222
5.000%, 12/01/2028	585,000	652,128
5.000%, 12/01/2029	615,000	695,503
5.000%, 12/01/2030 (Callable 12/01/2029)	645,000	743,734
5.000%, 12/01/2031 (Callable 12/01/2029)	675,000	777,192
4.000%, 12/01/2032 (Callable 12/01/2029)	210,000	216,751
4.000%, 12/01/2033 (Callable 12/01/2029)	740,000	755,744
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	27,875,000	27,346,549
0.000%, 07/15/2025 (ETM)	73,480,000	68,136,777
2.450%, 11/15/2039
(Mandatory Tender Date 03/03/2026)(1)	2,230,000	2,200,466
Illinois Finance Authority:
5.000%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,291,566
4.000%, 01/15/2033 (Callable 01/15/2028)	2,205,000	2,294,907
5.000%, 07/01/2033 (Callable 01/01/2027)	730,000	790,737
5.000%, 08/01/2033
(Pre-refunded to 08/01/2024)	700,000	741,152
4.000%, 01/01/2034 (Callable 01/01/2026)	1,030,000	1,050,796
The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Illinois Finance Authority: (cont.)
4.000%, 07/01/2035
(Callable 01/01/2026)	$1,000,000	$1,016,991
5.000%, 02/15/2036 (Callable 02/15/2027)	215,000	228,483
4.000%, 12/01/2036 (Callable 12/01/2028)	1,000,000	1,018,818
4.000%, 12/01/2037 (Callable 12/01/2028)	3,080,000	3,125,776
4.000%, 05/01/2044 (Callable 05/01/2025)	135,000	141,019
Illinois Housing Development Authority:
2.550%, 04/01/2025 (Insured by GNMA)	590,000	589,259
3.100%, 02/01/2035 (Callable 02/01/2026)	975,000	971,355
3.500%, 08/01/2046 (Callable 02/01/2026)	725,000	727,788
4.000%, 08/01/2048
(Callable 08/01/2027) (Insured by GNMA)	505,000	512,207
4.250%, 10/01/2049
(Callable 04/01/2028) (Insured by GNMA)	6,870,000	7,014,723
Kane County Community
Unit School District No. 304:
9.000%, 01/01/2023
(ETM) (Insured by AGM)	805,000	833,851
9.000%, 01/01/2023 (Insured by AGM)	2,720,000	2,820,225
Kane McHenry Cook & De Kalb
Counties Unit School District No. 300,
5.000%, 01/01/2032 (Callable 01/01/2027)	2,085,000	2,284,371
Knox & Warren Counties Community
Unit School District No. 205:
4.000%, 12/01/2034
(Callable 12/01/2027) (Insured by BAM)	425,000	434,487
4.000%, 12/01/2039
(Callable 12/01/2027) (Insured by BAM)	1,305,000	1,318,748
Lake County Township
High School District No. 113,
5.000%, 01/01/2034
(Pre-refunded to 01/01/2023)	3,675,000	3,738,687
McHenry County Community
Consolidated School District No. 47,
4.000%, 02/01/2032 (Callable 02/01/2028)	850,000	878,423
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023
(ETM) (Insured by FGIC)	670,000	689,100
Metropolitan Water Reclamation
District of Greater Chicago,
5.000%, 12/01/2034 (Callable 12/01/2026)	295,000	322,088
Regional Transportation Authority,
6.000%, 07/01/2027 (Insured by AGM)	1,000,000	1,167,453
Southwestern Illinois Development Authority,
7.625%, 11/01/2048
(Pre-refunded to 11/01/2023)	6,185,000	6,643,621
State of Illinois,
4.000%, 06/15/2038
(Callable 06/15/2028) (Insured by BAM)	1,850,000	1,857,691
Village of Carpentersville IL,
4.000%, 12/30/2030
(Callable 12/30/2028) (Insured by BAM)	1,920,000	2,037,911
Will County Community
High School District No. 210:
0.000%, 01/01/2024
(ETM) (Insured by AGM)	1,355,000	1,313,736
0.000%, 01/01/2025
(ETM) (Insured by AGM)	250,000	235,925
Will County Community
Unit School District No. 201-U,
0.000%, 11/01/2024
(ETM) (Insured by NATL)	905,000	857,417
Will County Elementary
School District No. 122,
0.000%, 10/01/2027
(ETM) (Insured by AGM)	470,000	409,185
Total Illinois
(Cost $176,237,895)		174,823,365	13.6%
Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033
(Pre-refunded to 08/01/2022)	1,000,000	1,002,013
City of Indianapolis IN,
3.000%, 05/01/2027
(Mandatory Tender Date 11/01/2024)(1)	1,325,000	1,338,949
Columbus Multi-High School Building Corp.:
5.000%, 01/15/2026 (Insured by ST AID)	1,125,000	1,224,237
5.000%, 01/15/2027 (Insured by ST AID)	1,265,000	1,400,117
5.000%, 07/15/2028 (Insured by ST AID)	1,000,000	1,128,151
Fishers Redevelopment Authority:
4.000%, 07/15/2027	200,000	211,639
4.000%, 01/15/2028	330,000	349,731
4.000%, 07/15/2028	335,000	355,374
4.000%, 07/15/2029 (Callable 01/15/2029)	540,000	572,425
4.000%, 07/15/2030 (Callable 01/15/2029)	725,000	764,667
Fort Wayne Redevelopment Authority,
5.000%, 02/01/2025 (Callable
02/01/2024) (Insured by ST AID)	335,000	350,133
Indiana Finance Authority,
5.000%, 10/01/2044 (Callable 10/01/2029)	3,280,000	3,550,901
Indiana Health Facility Financing Authority,
2.000%, 11/15/2036
(Pre-refunded to 02/01/2023)(1)	110,000	110,138
Indianapolis Local Public
Improvement Bond Bank:
5.000%, 01/01/2033
(Pre-refunded to 01/01/2025)	1,780,000	1,907,143
5.000%, 01/01/2040
(Pre-refunded to 01/01/2029)	2,200,000	2,528,495
Kankakee Valley Middle
School Building Corp.:
5.000%, 01/15/2029 (Insured by ST AID)	475,000	538,554
5.000%, 07/15/2029 (Insured by ST AID)	1,180,000	1,345,305
Kokomo-Center School Building Corp.,
5.000%, 01/15/2037 (Callable
07/15/2027) (Insured by ST AID)	500,000	545,455
Northern Wells Multi-School Building Corp.,
4.000%, 07/15/2035 (Callable
07/15/2027) (Insured by ST AID)	160,000	166,054
Purdue University:
5.000%, 07/01/2034 (Callable 07/01/2031)	1,900,000	2,222,200
5.000%, 07/01/2035 (Callable 07/01/2031)	2,000,000	2,333,939
Total Indiana
(Cost $25,382,518)		23,945,620	1.9%
Iowa
County of Washington IA,
4.000%, 06/01/2030 (Callable 06/01/2026)	1,015,000	1,069,036
Iowa Finance Authority:
5.000%, 08/01/2028
(Pre-refunded to 08/01/2026)	3,625,000	4,014,527
5.000%, 08/01/2035 (Callable 08/01/2025)	950,000	1,017,230
5.000%, 08/01/2042 (Callable 08/01/2027)	500,000	542,839
4.000%, 07/01/2047 (Callable
07/01/2027) (Insured by GNMA)	460,000	466,917

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Iowa Finance Authority: (cont.)
4.000%, 07/01/2047 (Callable
07/01/2028) (Insured by GNMA)	$1,015,000	$1,029,716
3.250%, 07/01/2050 (Callable
07/01/2029) (Insured by GNMA)	1,605,000	1,591,226
University of Iowa,
4.000%, 07/01/2033 (Callable 07/01/2027)	655,000	677,004
Total Iowa
(Cost $10,900,266)		10,408,495	0.8%
Kansas
Crawford County Unified
School District No. 250:
5.000%, 09/01/2035 (Pre-refunded
to 09/01/2027) (Insured by BAM)	60,000	67,581
5.000%, 09/01/2035
(Callable 09/01/2027) (Insured by BAM)	385,000	424,750
Johnson County Unified
School District No. 512,
4.000%, 10/01/2035
(Pre-refunded to 10/01/2025)	300,000	317,205
Shawnee County Unified
School District No. 501,
2.000%, 08/01/2044 (Callable 08/01/2026)	85,000	83,770
Total Kansas
(Cost $917,653)		893,306	0.1%
Kentucky
Kentucky Bond Development Corp.,
3.000%, 05/01/2034 (Callable 05/01/2026)	695,000	669,126
Total Kentucky
(Cost $737,437)		669,126	0.0%
Louisiana
Caddo Parish Commission,
5.000%, 02/01/2028 (Callable 02/01/2025)	530,000	566,452
Jefferson Sales Tax District,
4.000%, 12/01/2032
(Callable 12/01/2029) (Insured by AGM)	1,300,000	1,360,838
Louisiana Public Facilities Authority:
5.500%, 05/15/2027
(Pre-refunded to 05/15/2026)	26,700,000	29,195,430
5.500%, 05/15/2032
(Pre-refunded to 05/15/2026)	22,190,000	24,754,805
Webster Parish School District No. 6:
5.000%, 03/01/2025 (Insured by AGM)	425,000	452,977
5.000%, 03/01/2026 (Insured by AGM)	635,000	687,982
5.000%, 03/01/2027 (Insured by AGM)	620,000	681,672
5.000%, 03/01/2028 (Insured by AGM)	755,000	838,704
4.000%, 03/01/2030
(Callable 03/01/2029) (Insured by AGM)	665,000	702,515
4.000%, 03/01/2031
(Callable 03/01/2029) (Insured by AGM)	840,000	880,885
Total Louisiana
(Cost $59,611,797)		60,122,260	4.7%
Maryland
City of Baltimore MD:
5.000%, 07/01/2024
(ETM) (Insured by FGIC)	1,050,000	1,084,228
5.000%, 07/01/2028
(ETM) (Insured by FGIC)	265,000	285,573
County of Howard MD,
3.125%, 02/15/2035 (Callable 02/15/2028)	250,000	243,812
Maryland Community
Development Administration,
0.625%, 07/01/2022 (Insured by FHA)	500,000	500,000
Maryland Health & Higher
Educational Facilities Authority:
5.250%, 07/01/2026
(Pre-refunded to 07/01/2024)	285,000	302,831
5.000%, 07/01/2027
(ETM) (Insured by AMBAC)	1,590,000	1,702,057
State of Maryland,
4.000%, 08/01/2030 (Callable 08/01/2027)	2,130,000	2,259,202
Total Maryland
(Cost $6,480,961)		6,377,703	0.5%
Massachusetts
Massachusetts Department of Transportation,
5.125%, 01/01/2023
(ETM) (Insured by FGIC)	330,000	335,903
Massachusetts Development Finance Agency:
5.000%, 07/15/2033 (Callable 07/15/2026)	1,135,000	1,243,006
6.500%, 11/15/2043
(Pre-refunded to 11/15/2023)(3)	240,000	254,003
Massachusetts Housing Finance Agency:
0.875%, 12/01/2023
(Callable 07/21/2022) (Insured by FHA)	1,000,000	984,866
4.000%, 12/01/2044 (Callable 06/01/2025)	450,000	456,297
4.000%, 12/01/2048
(Callable 06/01/2027) (Insured by GNMA)	945,000	959,104
4.000%, 06/01/2049 (Callable 12/01/2028)	485,000	492,014
Massachusetts State College
Building Authority:
0.000%, 05/01/2027
(ETM) (Insured by NATL)	390,000	343,282
0.000%, 05/01/2028
(ETM) (Insured by NATL)	5,790,000	4,925,753
Total Massachusetts
(Cost $10,602,195)		9,994,228	0.8%
Michigan
Algonac Community Schools:
4.000%, 05/01/2028 (Callable
05/01/2027) (Insured by Q-SBLF)	175,000	185,657
4.000%, 05/01/2029 Callable
(05/01/2027) (Insured by Q-SBLF)	370,000	391,041
4.000%, 05/01/2030 (Callable
05/01/2027) (Insured by Q-SBLF)	470,000	493,721
Chippewa Hills School District,
4.000%, 05/01/2033 (Callable
05/01/2025) (Insured by Q-SBLF)	300,000	308,004
Clarkston Community Schools:
5.000%, 05/01/2032 (Pre-refunded
to 05/01/2026) (Insured by Q-SBLF)	445,000	489,563
5.000%, 05/01/2037 (Pre-refunded
to 05/01/2026) (Insured by Q-SBLF)	100,000	110,014
Ecorse Public School District,
5.000%, 05/01/2027 (Insured by Q-SBLF)	515,000	576,771
Fraser Public School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,053,712
Great Lakes Water Authority,
5.000%, 07/01/2046 (Callable 07/01/2026)	100,000	105,443
Michigan State Housing
Development Authority:
2.700%, 12/01/2034 (Callable 12/01/2028)	4,700,000	4,252,843
4.250%, 12/01/2049 (Callable 06/01/2028)	3,165,000	3,233,138
5.000%, 06/01/2053 (Callable 12/01/2031)	1,000,000	1,059,144
Pinckney Community Schools,
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,259,611

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Utica Community Schools,
5.000%, 05/01/2034 (Callable
05/01/2029) (Insured by Q-SBLF)	$305,000	$344,522
Warren Consolidated Schools:
5.000%, 05/01/2033 (Callable
05/01/2026) (Insured by Q-SBLF)	2,595,000	2,835,930
5.000%, 05/01/2033 (Callable
05/01/2026) (Insured by Q-SBLF)	4,660,000	5,092,652
5.000%, 05/01/2035 (Callable
05/01/2026) (Insured by Q-SBLF)	950,000	1,035,661
Total Michigan
(Cost $24,262,495)		23,827,427	1.8%
Minnesota
Brainerd Independent School District No. 181,
4.000%, 02/01/2026
(Insured by SD CRED PROG)	660,000	701,225
County of Hennepin MN:
4.000%, 12/01/2025 (Callable 12/01/2022)	3,000,000	3,029,372
5.000%, 12/01/2041 (Callable 12/01/2026)	1,000,000	1,099,667
County of Rice MN,
5.000%, 08/01/2022 (ETM)(3)	3,300,000	3,309,061
Housing & Redevelopment
Authority of the City of St. Paul MN:
4.500%, 07/01/2028
(Pre-refunded to 07/01/2026)	485,000	506,287
5.000%, 07/01/2036
(Pre-refunded to 07/01/2026)	1,315,000	1,438,110
Maple River Independent
School District No. 2135,
4.000%, 02/01/2039 (Callable 02/01/2030)
(Insured by SD CRED PROG)	2,095,000	2,115,646
Minneapolis-Saint Paul
Metropolitan Airports Commission,
5.000%, 01/01/2032 (Callable 01/01/2027)	505,000	542,673
Minnesota Housing Finance Agency:
4.000%, 07/01/2047 (Callable 01/01/2027)
(Insured by GNMA)	210,000	212,776
4.250%, 07/01/2049 (Callable 07/01/2028)
(Insured by GNMA)	945,000	964,975
Pipestone-Jasper Independent
School District No. 2689,
4.000%, 02/01/2032 (Callable 02/01/2029)
(Insured by SD CRED PROG)	580,000	616,596
Total Minnesota
(Cost $14,980,538)		14,536,388	1.1%
Mississippi
Mississippi Development Bank:
5.000%, 03/01/2029 (Callable 03/01/2027)	825,000	910,579
5.250%, 03/01/2035 (Callable 03/01/2028)	495,000	530,193
Oxford School District,
4.000%, 05/01/2027	500,000	533,776
State of Mississippi:
5.000%, 10/15/2033 (Callable 10/15/2028)	2,555,000	2,791,093
5.000%, 10/15/2035 (Callable 10/15/2028)	1,000,000	1,085,843
West Rankin Utility Authority:
5.000%, 01/01/2038 (Pre-refunded
to 01/01/2025) (Insured by AGM)	550,000	589,286
5.000%, 01/01/2043 (Pre-refunded
to 01/01/2028) (Insured by AGM)	5,500,000	6,237,880
Total Mississippi
(Cost $13,546,110)		12,678,650	1.0%
Missouri
County of Clay MO,
4.000%, 05/01/2038
(Pre-refunded to 05/01/2028)	485,000	521,564
Independence School District,
5.500%, 03/01/2035 (Callable
03/01/2027) (Insured by ST AID)	990,000	1,104,572
Jackson County School District No. R-IV,
5.500%, 03/01/2037 (Callable
03/01/2029) (Insured by ST AID)	1,040,000	1,191,278
Metropolitan St. Louis Sewer District,
5.000%, 05/01/2036 (Callable 05/01/2025)	1,275,000	1,370,801
Missouri Housing Development Commission:
1.950%, 05/01/2025 (Insured by GNMA)	45,000	44,200
3.950%, 11/01/2040 (Callable
05/01/2025) (Insured by GNMA)	425,000	421,925
Moberly School District No. 81:
4.000%, 03/01/2030 (Callable
03/01/2027) (Insured by ST AID)	315,000	333,696
3.000%, 03/01/2037 (Callable
09/01/2028) (Insured by ST AID)	1,700,000	1,557,925
3.000%, 03/01/2038 (Callable
09/01/2028) (Insured by ST AID)	1,800,000	1,622,408
Normandy Schools Collaborative:
3.000%, 03/01/2038 (Callable
03/01/2028) (Insured by ST AID)	1,950,000	1,757,609
3.000%, 03/01/2039 (Callable
03/01/2028) (Insured by ST AID)	2,000,000	1,773,471
St. Louis County School District,
4.000%, 03/01/2031 (Callable 03/01/2025)	1,480,000	1,524,255
St. Louis County Special School District:
4.000%, 04/01/2032 (Callable 04/01/2029)	185,000	192,805
4.000%, 04/01/2033 (Callable 04/01/2029)	200,000	207,152
4.000%, 04/01/2034 (Callable 04/01/2029)	400,000	412,142
Total Missouri
(Cost $15,495,784)		14,035,803	1.1%
Montana
Flathead County School District No. 44,
4.000%, 07/01/2036 (Callable 07/01/2028)	210,000	217,312
Montana Board of Housing:
3.000%, 12/01/2045 (Callable 06/01/2029)	580,000	538,433
3.050%, 06/01/2050 (Callable 06/01/2029)	290,000	269,856
Montana Facility Finance Authority:
5.000%, 07/01/2028 (Callable 07/01/2027)	430,000	476,728
5.000%, 07/01/2029 (Callable 07/01/2027)	535,000	589,519
Total Montana
(Cost $2,201,861)		2,091,848	0.2%
Nebraska
Nebraska Educational Health Cultural
& Social Services Finance Authority:
4.000%, 01/01/2033 (Callable 01/01/2026)	400,000	401,424
4.000%, 01/01/2034 (Callable 01/01/2026)	2,000,000	2,005,494
4.000%, 01/01/2035 (Callable 01/01/2026)	1,000,000	1,002,640
Nebraska Investment Finance Authority,
3.500%, 09/01/2050 (Callable
03/01/2029) (Insured by GNMA)	1,695,000	1,693,553
University of Nebraska:
3.000%, 07/01/2028
(Pre-refunded to 07/01/2026)	30,000	30,844
3.000%, 05/15/2035
(Pre-refunded to 05/15/2026)	20,000	20,559
3.000%, 07/01/2039
(Pre-refunded to 07/01/2026)	15,000	15,422

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Village of Boys Town NE,
3.000%, 09/01/2028	$250,000	$252,180
Total Nebraska
(Cost $5,814,900)		5,422,116	0.4%
Nevada
Clark County Water Reclamation District,
4.000%, 07/01/2033 (Callable 07/01/2025)	1,000,000	1,029,400
County of Clark NV:
5.000%, 07/01/2033 (Callable 07/01/2024)	1,925,000	2,015,720
5.000%, 07/01/2035 (Callable 07/01/2025)	430,000	458,099
County of Washoe NV,
5.000%, 02/01/2033 (Callable 02/01/2029)	965,000	1,073,739
Nevada Housing Division,
2.250%, 04/01/2025
(Mandatory Tender Date 04/01/2023)(1)	2,000,000	2,002,513
Total Nevada
(Cost $6,778,336)		6,579,471	0.5%
New Hampshire
New Hampshire Health and
Education Facilities Authority,
0.780%, 10/01/2030 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	1,000,000	1,000,000
Total New Hampshire
(Cost $1,000,000)		1,000,000	0.1%
New Jersey
New Jersey Building Authority,
5.000%, 06/15/2024 (ETM)	1,410,000	1,488,907
New Jersey Economic
Development Authority:
0.000%, 07/01/2025
(ETM) (Insured by NATL)	80,000	74,364
5.250%, 07/01/2025 (Insured by BHAC)	1,285,000	1,374,411
New Jersey Health Care
Facilities Financing Authority:
0.000%, 07/01/2023
(ETM) (Insured by NATL)	10,000	9,822
3.750%, 07/01/2027 (ETM)	205,000	212,896
New Jersey Housing &
Mortgage Finance Agency:
4.500%, 10/01/2048 (Callable 10/01/2027)	975,000	1,002,951
2.450%, 10/01/2050 (Callable 04/01/2029)	565,000	464,714
New Jersey Transportation
Trust Fund Authority:
0.000%, 12/15/2026 (Insured by BHAC)	1,410,000	1,251,338
0.000%, 12/15/2030 (Insured by BHAC)	960,000	728,322
Total New Jersey
(Cost $6,881,660)		6,607,725	0.5%
New Mexico
Jal Public School District No. 19,
2.750%, 10/01/2027 (Pre-refunded
to 10/01/2023) (Insured by ST AID)	600,000	605,694
New Mexico Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)	2,615,000	2,751,081
New Mexico Hospital
Equipment Loan Council,
4.125%, 08/01/2044
(Pre-refunded to 08/01/2025)	210,000	222,019
New Mexico Mortgage Finance Authority:
3.500%, 07/01/2033
(Callable 01/01/2028) (Insured by GNMA)	765,000	758,466
3.950%, 09/01/2040
(Callable 09/01/2024) (Insured by GNMA)	800,000	792,626
New Mexico Mortgage Financial Authority,
3.550%, 09/01/2037 (Callable 03/01/2027)
(Insured by GNMA)	725,000	716,080
Ruidoso Municipal School District No. 3,
4.000%, 08/01/2032 (Callable 08/01/2026)
(Insured by ST AID)	115,000	121,253
Total New Mexico
(Cost $6,059,119)		5,967,219	0.5%
New York
City of New York NY:
1.030%, 04/01/2042 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	4,000,000	4,000,000
1.090%, 04/01/2042
(Optional Put Date 07/01/2022)(1)	2,175,000	2,175,000
Metropolitan Transportation Authority,
5.000%, 11/15/2028
(Pre-refunded to 11/15/2023)	210,000	219,119
New York City Housing Development Corp.,
0.700%, 11/01/2060 (Callable 07/01/2023)
(Mandatory Tender Date 07/01/2025)(1)	2,150,000	2,005,005
New York City Transitional Finance Authority:
5.000%, 08/01/2029 (Callable 08/01/2026)	1,550,000	1,693,157
5.000%, 08/01/2030 (Callable 08/01/2024)	2,500,000	2,638,615
5.000%, 08/01/2033 (Callable 08/01/2026)	2,835,000	3,050,220
5.000%, 05/01/2035 (Callable 05/01/2028)	4,000,000	4,343,330
5.000%, 05/01/2042 (Callable 05/01/2027)	500,000	532,120
4.000%, 05/01/2043 (Callable 05/01/2029)	2,500,000	2,450,730
New York City Water & Sewer System:
5.000%, 06/15/2032 (Callable 12/15/2025)	6,500,000	7,022,067
5.000%, 06/15/2035 (Callable 12/15/2025)	500,000	535,379
4.000%, 06/15/2040 (Callable 12/15/2029)	500,000	497,517
5.000%, 06/15/2040 (Callable 12/15/2027)	1,850,000	1,997,003
5.000%, 06/15/2040 (Callable 12/15/2027)	2,000,000	2,158,922
New York State Dormitory Authority:
0.000%, 07/01/2028
(ETM) (Insured by NATL)	15,000	12,865
0.000%, 07/01/2029
(ETM) (Insured by NATL)	110,000	91,091
5.000%, 03/15/2030 (Callable 03/15/2024)	3,735,000	3,908,973
5.000%, 03/15/2033 (Callable 03/15/2025)	5,050,000	5,325,482
5.000%, 03/15/2037 (Callable 09/15/2025)	155,000	166,121
5.250%, 03/15/2039 (Callable 09/15/2028)	3,750,000	4,176,826
5.000%, 02/15/2044 (Callable 02/15/2025)	1,500,000	1,554,902
5.000%, 03/15/2048 (Callable 09/15/2028)	4,550,000	4,882,152
New York State Environmental Facilities Corp.:
5.500%, 10/15/2029 (ETM)	135,000	161,117
5.500%, 10/15/2030 (ETM)	390,000	466,721
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 07/21/2022)	5,895,000	5,724,094
New York State Urban Development Corp.:
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,275,381
5.000%, 03/15/2033 (Callable 03/15/2023)	280,000	285,051
State of New York Mortgage Agency,
4.000%, 10/01/2049 (Callable 04/01/2028)	3,430,000	3,478,158
Total New York
(Cost $74,412,044)		71,827,118	5.6%
North Carolina
City of Charlotte NC,
5.000%, 07/01/2031 (Callable 07/01/2028)	2,630,000	2,961,599
Inlivian,
2.550%, 05/01/2037 (Insured by FNMA)	4,854,829	4,271,936

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
North Carolina Housing Finance Agency:
4.000%, 01/01/2050 (Callable 07/01/2028)
(Insured by GNMA)	$925,000	$938,312
4.000%, 07/01/2050 (Callable 07/01/2029)	1,590,000	1,613,569
Total North Carolina
(Cost $10,705,903)		9,785,416	0.8%
North Dakota
County of Burleigh ND,
4.000%, 11/01/2029 (Pre-refunded
to 11/01/2022) (Insured by AGM)	425,000	428,565
North Dakota Housing Finance Agency:
3.550%, 07/01/2033 (Callable 01/01/2028)	1,140,000	1,141,583
3.450%, 07/01/2037
(Callable 07/01/2026) (Insured by FHA)	900,000	899,966
3.500%, 07/01/2046 (Callable 01/01/2026)	710,000	712,533
4.000%, 01/01/2050 (Callable 07/01/2028)	1,065,000	1,080,442
North Dakota Public Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2028)	2,640,000	2,997,189
Total North Dakota
(Cost $7,572,287)		7,260,278	0.6%
Ohio
City of Cleveland OH:
5.000%, 12/01/2029
(Pre-refunded to 12/01/2022)	850,000	862,369
5.000%, 12/01/2029 (Callable 12/01/2022)	10,000	10,128
City of Delaware OH,
4.000%, 12/01/2033 (Callable 12/01/2024)	200,000	204,236
City of Oxford OH,
4.000%, 12/01/2033 (Callable 12/01/2026)	40,000	41,506
County of Franklin OH,
5.000%, 06/01/2048 (Callable 06/01/2028)	515,000	558,142
County of Montgomery OH:
5.250%, 05/01/2029
(Pre-refunded to 11/12/2023)	990,000	1,035,059
5.250%, 05/01/2029
(Pre-refunded to 11/13/2023)	1,495,000	1,550,898
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2038
(Pre-refunded to 06/01/2029)	325,000	375,564
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024 (ETM) (Insured by FHA)	1,660,000	1,593,148
Ohio Housing Finance Agency:
3.950%, 09/01/2043
(Callable 09/01/2027) (Insured by GNMA)	175,000	173,422
3.500%, 09/01/2046
(Callable 09/01/2025) (Insured by GNMA)	590,000	592,194
3.750%, 09/01/2050
(Callable 03/01/2029) (Insured by GNMA)	2,145,000	2,158,228
Ohio Water Development Authority,
5.000%, 12/01/2036 (Callable 12/01/2029)	1,240,000	1,393,294
State of Ohio:
5.000%, 03/01/2026	1,100,000	1,207,097
5.000%, 09/01/2033 (Callable 03/01/2024)	575,000	597,959
5.000%, 01/01/2036 (Callable 01/01/2032)	540,000	605,803
5.000%, 01/01/2038 (Callable 01/01/2032)	430,000	478,370
5.000%, 01/01/2039 (Callable 01/01/2032)	905,000	1,001,600
University of Akron,
5.000%, 01/01/2033 (Callable 07/01/2026)	335,000	360,425
Total Ohio
(Cost $15,770,243)		14,799,442	1.1%
Oregon
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)
(Insured by SCH BD GTY)	850,000	925,386
Clackamas County Service District No. 1,
2.125%, 12/01/2030 (Callable 12/01/2026)	1,000,000	926,653
Hillsboro School District No. 1J,
5.000%, 06/15/2035 (Callable 06/15/2027)
(Insured by SCH BD GTY)	600,000	656,963
State of Oregon:
4.000%, 12/01/2045 (Callable 06/01/2025)	1,395,000	1,413,106
4.000%, 12/01/2048 (Callable 12/01/2026)	1,710,000	1,734,029
State of Oregon Housing &
Community Services Department:
4.000%, 01/01/2047 (Callable 07/01/2025)	625,000	633,030
3.750%, 07/01/2048 (Callable 01/01/2027)	1,020,000	1,003,485
3.500%, 01/01/2051 (Callable 01/01/2029)	3,535,000	3,532,251
Total Oregon
(Cost $11,366,507)		10,824,903	0.8%
Pennsylvania
Centennial School District Bucks County,
4.000%, 12/15/2029
(Callable 12/15/2024) (Insured by ST AID)	265,000	275,940
Commonwealth Financing Authority,
4.000%, 06/01/2039
(Callable 06/01/2028) (Insured by AGM)	1,500,000	1,443,071
Delaware Valley Regional Finance Authority,
1.310%, 09/01/2048
(SIFMA Municipal Swap Index + 0.530%)
(Callable 09/01/2022) (Mandatory
Tender Date 09/01/2023)(2)	2,000,000	1,997,878
Lancaster County Hospital Authority,
0.830%, 05/15/2030 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	1,700,000	1,700,000
Mckeesport Area School District,
0.000%, 10/01/2025
(ETM) (Insured by AMBAC)	110,000	101,865
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)	560,000	564,112
3.500%, 04/01/2051 (Callable 10/01/2029)	3,760,000	3,773,454
Pittsburgh Water & Sewer Authority:
0.000%, 09/01/2026
(ETM) (Insured by NATL)	720,000	649,602
0.000%, 09/01/2027
(ETM) (Insured by FGIC)	1,110,000	969,093
0.000%, 09/01/2028
(ETM) (Insured by FGIC)	370,000	312,094
Pottsville Hospital Authority,
6.500%, 07/01/2028
(Pre-refunded to 07/01/2024)(3)	1,260,000	1,355,803
Total Pennsylvania
(Cost $13,485,523)		13,142,912	1.0%
Puerto Rico
Puerto Rico Highways &
Transportation Authority,
5.250%, 07/01/2022
(ETM) (Insured by AGM)	1,150,000	1,150,000
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	2,355,000	2,444,283
6.000%, 08/01/2026 (ETM)	4,315,000	4,884,602
6.000%, 08/01/2026
(ETM) (Insured by AGC)	1,565,000	1,771,588
The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Puerto Rico Public Finance Corp.: (cont.)
6.000%, 08/01/2026
(ETM) (Insured by AGC)	$1,290,000	$1,460,287
6.000%, 08/01/2026
(ETM) (Insured by AGC)	1,825,000	2,073,478
6.000%, 08/01/2026
(ETM) (Insured by AGC)	1,910,000	2,162,130
5.500%, 08/01/2027
(ETM) (Insured by AMBAC)	7,665,000	8,707,469
Total Puerto Rico
(Cost $25,012,718)		24,653,837	1.9%
Rhode Island
Rhode Island Housing &
Mortgage Finance Corp.,
3.500%, 10/01/2050 (Callable 10/01/2029)	1,190,000	1,189,659
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,297,082
Total Rhode Island
(Cost $6,526,532)		6,486,741	0.5%
South Carolina
Charleston Educational
Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,625,000	4,795,275
City of Columbia SC:
5.000%, 02/01/2029 (Callable 02/01/2028)	25,000	28,148
5.000%, 02/01/2049
(Pre-refunded to 02/01/2029)	10,680,000	12,184,043
Patriots Energy Group Financing Agency,
2.008%, 10/01/2048 (1 Month LIBOR
USD + 0.860%)(Callable 11/01/2023)
(Mandatory Tender Date 02/01/2024)(2)	2,895,000	2,867,822
Piedmont Municipal Power Agency,
5.375%, 01/01/2025
(ETM) (Insured by NATL)	5,400,000	5,785,725
South Carolina Jobs-Economic
Development Authority:
5.000%, 08/15/2036
(Pre-refunded to 08/15/2026)(1)(3)	7,500,000	8,205,042
5.000%, 08/15/2041
(Pre-refunded to 08/15/2026)(1)(3)	4,165,000	4,556,533
1.050%, 05/01/2048 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	1,600,000	1,600,000
Tobacco Settlement Revenue
Management Authority,
6.375%, 05/15/2030 (ETM)	1,750,000	2,134,091
Total South Carolina
(Cost $43,467,439)		42,156,679	3.3%
South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026 (Insured by ST AID)	415,000	413,082
South Dakota State Building Authority,
4.000%, 06/01/2040 (Callable 06/01/2030)	365,000	369,212
Total South Dakota
(Cost $837,165)		782,294	0.1%
Tennessee
City of Memphis TN,
5.000%, 10/01/2045 (Callable 10/01/2030)	1,300,000	1,445,467
City of Murfreesboro TN,
3.000%, 06/01/2030 (Callable 06/01/2023)	3,400,000	3,400,593
Nashville & Davidson County
Metropolitan Government,
4.875%, 11/01/2028
(ETM) (Insured by NATL)	1,755,000	1,896,424
Tennessee Housing Development Agency:
1.750%, 07/01/2028	350,000	320,565
1.950%, 07/01/2030 (Callable 07/01/2029)	550,000	468,242
3.850%, 01/01/2035 (Callable 01/01/2025)	275,000	272,253
3.900%, 07/01/2042 (Callable 07/01/2027)	390,000	383,543
4.000%, 01/01/2043 (Callable 07/01/2027)	715,000	724,965
3.850%, 07/01/2043 (Callable 07/01/2027)	1,990,000	1,953,797
3.650%, 07/01/2047 (Callable 01/01/2027)	770,000	769,139
4.050%, 01/01/2049 (Callable 01/01/2028)	1,770,000	1,780,645
4.250%, 01/01/2050 (Callable 07/01/2028)	1,195,000	1,219,993
Total Tennessee
(Cost $15,309,171)		14,635,626	1.1%
Texas
Amarillo Independent School District,
5.000%, 02/01/2026
(Callable 02/01/2024) (PSF Guaranteed)	1,370,000	1,434,279
Anna Independent School District,
5.000%, 08/15/2035
(Callable 08/15/2026) (PSF Guaranteed)	910,000	983,605
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,061,522
5.000%, 08/15/2024
(ETM) (PSF Guaranteed)	1,010,000	1,069,384
5.000%, 08/15/2024 (PSF Guaranteed)	100,000	105,783
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	549,192
4.000%, 08/15/2027
(Callable 08/15/2026) (PSF Guaranteed)	875,000	917,415
5.000%, 02/15/2028
(Callable 02/15/2025) (PSF Guaranteed)	1,905,000	2,026,148
4.000%, 08/15/2028
(Callable 08/15/2026) (PSF Guaranteed)	850,000	886,963
5.000%, 08/15/2028 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	555,000	587,632
4.000%, 08/15/2029 (PSF Guaranteed)	200,000	211,427
4.000%, 02/15/2030 (PSF Guaranteed)	305,000	322,567
4.000%, 08/15/2030 (PSF Guaranteed)	130,000	137,523
4.000%, 02/15/2031 (PSF Guaranteed)	315,000	331,415
3.000%, 08/15/2032
(Callable 08/15/2031) (PSF Guaranteed)	835,000	798,696
4.000%, 08/15/2032
(Callable 08/15/2030) (PSF Guaranteed)	110,000	113,958
3.000%, 08/15/2033
(Callable 08/15/2031) (PSF Guaranteed)	1,070,000	1,008,958
3.000%, 08/15/2033
(Callable 08/15/2031) (PSF Guaranteed)	500,000	471,476
4.000%, 08/15/2033
(Callable 08/15/2026) (PSF Guaranteed)	475,000	488,614
4.000%, 08/15/2033
(Callable 08/15/2030) (PSF Guaranteed)	110,000	112,765
5.000%, 08/15/2033 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	1,460,000	1,545,842
3.000%, 08/15/2034
(Callable 08/15/2031) (PSF Guaranteed)	500,000	464,250
4.000%, 08/15/2034
(Callable 08/15/2026) (PSF Guaranteed)	195,000	198,907
4.000%, 08/15/2035
(Callable 08/15/2026) (PSF Guaranteed)	480,000	487,232
4.000%, 12/01/2035
(Callable 06/01/2027) (PSF Guaranteed)	450,000	452,201
4.000%, 08/15/2036
(Callable 08/15/2030) (PSF Guaranteed)	510,000	513,236
4.000%, 08/15/2036
(Callable 08/15/2031) (PSF Guaranteed)	1,000,000	1,007,002

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Arlington Higher Education
Finance Corp.: (cont.)
5.000%, 08/15/2037
(Callable 08/15/2032) (PSF Guaranteed)	$510,000	$577,141
5.000%, 12/01/2037
(Callable 06/01/2027) (PSF Guaranteed)	190,000	204,812
4.000%, 08/15/2038
(Callable 08/15/2030) (PSF Guaranteed)	550,000	551,095
3.000%, 08/15/2040
(Callable 08/15/2031) (PSF Guaranteed)	290,000	247,980
3.000%, 08/15/2041
(Callable 08/15/2031) (PSF Guaranteed)	300,000	252,638
3.000%, 08/15/2042
(Callable 08/15/2031) (PSF Guaranteed)	265,000	219,916
3.000%, 08/15/2043
(Callable 08/15/2031) (PSF Guaranteed)	210,000	172,478
3.000%, 08/15/2044
(Callable 08/15/2031) (PSF Guaranteed)	245,000	199,415
Austin Community College District,
5.000%, 08/01/2035 (Callable 08/01/2025)	1,175,000	1,256,716
Austin Community College
District Public Facility Corp.,
5.000%, 08/01/2033 (Callable 08/01/2025)	750,000	792,168
Balmorhea Independent School District,
4.000%, 02/15/2042
(Callable 02/15/2024) (PSF Guaranteed)	350,000	350,648
Bexar Metropolitan Water District,
0.000%, 05/01/2027
(ETM) (Insured by NATL)	50,000	44,221
Blum Independent School District:
4.000%, 08/15/2032
(Callable 08/15/2026) (PSF Guaranteed)	165,000	171,226
4.000%, 08/15/2033
(Callable 08/15/2026) (PSF Guaranteed)	210,000	216,673
Brazoria County Toll Road Authority,
0.000%, 03/01/2044 (Callable
03/01/2030) (County Guaranteed)(5)	255,000	229,891
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,260,000	1,365,476
Central Texas Turnpike System,
0.000%, 08/15/2027 (Insured by BHAC)	245,000	211,001
City of Dallas TX,
5.000%, 02/15/2029	1,875,000	2,138,770
City of Fort Worth TX,
4.000%, 02/15/2035 (Callable 02/15/2028)	2,530,000	2,611,154
City of Houston TX:
5.500%, 12/01/2024
(ETM) (Insured by NATL)	1,835,000	1,927,578
0.000%, 12/01/2026
(ETM) (Insured by AGM)	705,000	628,318
0.000%, 12/01/2027
(ETM) (Insured by AGM)	170,000	146,382
0.000%, 12/01/2028
(ETM) (Insured by AGM)	2,165,000	1,799,681
5.500%, 12/01/2029
(ETM) (Insured by NATL)	16,050,000	18,394,624
5.750%, 12/01/2032
(ETM) (Insured by AGM)	24,965,000	31,488,440
City of San Antonio TX:
5.000%, 02/01/2025 (ETM)	205,000	220,058
5.000%, 02/01/2029
(Pre-refunded to 02/01/2024)	400,000	419,149
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2029
(Callable 08/15/2024) (PSF Guaranteed)	215,000	227,068
4.000%, 08/15/2031
(Callable 08/15/2026) (PSF Guaranteed)	170,000	176,912
County of Bexar TX:
4.000%, 06/15/2030
(Callable 06/15/2026)	150,000	156,493
4.000%, 06/15/2033
(Pre-refunded to 06/15/2025)	3,795,000	3,997,806
5.000%, 06/15/2036
(Pre-refunded to 06/15/2026)	2,145,000	2,369,906
County of Williamson TX:
4.000%, 02/15/2034 (Callable 08/15/2026)	2,270,000	2,331,807
4.000%, 02/15/2039 (Callable 02/15/2029)	1,350,000	1,359,450
Crowley Independent School District,
5.000%, 08/01/2036 (Pre-refunded
to 08/01/2025) (PSF Guaranteed)	2,000,000	2,170,529
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	420,000	471,125
DeSoto Independent School District:
5.000%, 08/15/2032
(Callable 08/15/2025) (Insured by BAM)	1,080,000	1,144,777
5.000%, 08/15/2032
(Callable 08/15/2024) (PSF Guaranteed)	1,825,000	1,927,434
Eagle Mountain & Saginaw
Independent School District,
4.000%, 08/15/2045
(Callable 08/15/2025) (PSF Guaranteed)	675,000	675,785
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,240,417
Forney Independent School District,
5.000%, 08/15/2034
(Callable 08/15/2025) (PSF Guaranteed)	525,000	564,648
Fort Bend County Municipal
Utility District No. 130,
4.500%, 09/01/2028
(Callable 09/01/2026) (Insured by BAM)	375,000	402,512
Fort Bend Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	1,755,998
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,475,145
Grand Parkway Transportation Corp.,
0.000%, 10/01/2031 (Callable 10/01/2028)(5)	115,000	122,432
Harlingen Consolidated
Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,445,000	1,563,152
Harris County Health Facilities
Development Corp.:
5.750%, 07/01/2027 (ETM)	4,815,000	5,327,828
6.250%, 07/01/2027 (ETM)	7,035,000	7,892,069
Harris County Toll Road Authority,
5.000%, 08/15/2028 (Callable 02/15/2028)	770,000	871,022
Harris County-Houston Sports Authority,
0.000%, 11/15/2030
(ETM) (Insured by NATL)	2,135,000	1,646,869
Hays Consolidated
Independent School District,
4.000%, 02/15/2033
(Callable 02/15/2027) (PSF Guaranteed)	880,000	918,990
Honda Auto Receivables Owner Trust,
5.000%, 02/15/2026
(Callable 02/15/2024) (PSF Guaranteed)	1,030,000	1,075,086
Houston Higher Education Finance Corp.,
5.000%, 02/15/2034
(Callable 02/15/2024) (PSF Guaranteed)	1,795,000	1,857,375
Humble Independent School District,
5.000%, 02/15/2036
(Callable 02/15/2027) (PSF Guaranteed)	1,000,000	1,089,364

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Irving Independent School District,
5.000%, 02/15/2025
(Callable 08/15/2024) (PSF Guaranteed)	$1,250,000	$1,331,368
Kenedy Independent School District,
4.000%, 08/15/2031 (Pre-refunded
to 08/15/2023) (PSF Guaranteed)	100,000	102,456
Kirbyville Consolidated
Independent School District,
4.000%, 02/15/2029 (Pre-refunded
to 02/15/2024) (PSF Guaranteed)	160,000	164,881
Klein Independent School District,
4.000%, 08/01/2031
(Callable 08/01/2025) (PSF Guaranteed)	1,000,000	1,031,800
La Porte Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,157,468
Leander Independent School District:
0.000%, 08/16/2026
(Callable 02/16/2026) (PSF Guaranteed)	100,000	89,306
0.000%, 08/15/2034 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	125,000	73,244
0.000%, 08/15/2035 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	375,000	206,589
0.000%, 08/15/2036 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	55,000	28,521
0.000%, 08/15/2037 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	700,000	359,612
0.000%, 08/15/2039 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	550,000	239,897
0.000%, 08/15/2040 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	35,000	15,528
0.000%, 08/15/2040 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	635,000	280,833
0.000%, 08/15/2041 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	8,915,000	3,474,060
0.000%, 08/15/2041 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	135,000	56,633
0.000%, 08/15/2042 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	1,500,000	552,583
0.000%, 08/15/2043 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	200,000	69,753
0.000%, 08/16/2044
(Callable 08/16/2026) (PSF Guaranteed)	765,000	289,761
0.000%, 08/15/2045 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	2,000,000	618,467
0.000%, 08/15/2046 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	150,000	43,586
0.000%, 08/15/2047 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	190,000	51,837
0.000%, 08/15/2048 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	750,000	192,424
Liberty Hill Independent School District,
4.000%, 02/01/2030 (PSF Guaranteed)	1,750,000	1,885,071
Lower Colorado River Authority:
4.750%, 01/01/2028
(ETM) (Insured by AGM)	1,055,000	1,132,124
5.000%, 05/15/2040 (Callable 05/15/2025)	1,970,000	2,042,685
Luling Independent School District:
4.000%, 02/15/2028 (PSF Guaranteed)	190,000	204,250
4.000%, 02/15/2029
(Callable 02/15/2028) (PSF Guaranteed)	90,000	96,223
Mansfield Independent School District,
3.000%, 08/01/2036
(Callable 08/01/2030) (PSF Guaranteed)	2,820,000	2,560,893
McKinney Independent School District,
4.000%, 02/15/2034 (Callable
02/15/2026) (PSF Guaranteed)	1,325,000	1,367,433
Melissa Independent School District,
5.000%, 08/01/2036
(Callable 08/01/2026) (PSF Guaranteed)	1,020,000	1,105,578
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,511,049
5.000%, 08/15/2025 (PSF Guaranteed)	5,000	5,417
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,625,001
Midlothian Independent School District,
5.000%, 02/15/2047
(Callable 02/15/2027) (PSF Guaranteed)	1,000,000	1,080,191
Millsap Independent School District,
4.000%, 02/15/2026
(Callable 02/15/2024) (PSF Guaranteed)	335,000	342,092
Montgomery County Health
Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	200,000	196,308
Moulton Independent School District:
4.000%, 08/15/2031
(Callable 08/15/2027) (PSF Guaranteed)	235,000	247,626
4.000%, 08/15/2032
(Callable 08/15/2027) (PSF Guaranteed)	200,000	209,731
4.000%, 08/15/2034
(Callable 08/15/2027) (PSF Guaranteed)	225,000	235,018
4.000%, 08/15/2035
(Callable 08/15/2027) (PSF Guaranteed)	545,000	568,489
4.000%, 08/15/2036
(Callable 08/15/2027) (PSF Guaranteed)	285,000	296,928
Navasota Independent School District,
5.000%, 02/15/2048 (Pre-refunded
to 02/15/2025) (PSF Guaranteed)	6,785,000	7,263,819
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,021,047
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,080,782
5.000%, 02/15/2039
(Callable 08/15/2027) (PSF Guaranteed)	500,000	547,581
New Hope Cultural Education
Facilities Finance Corp.:
5.000%, 04/01/2025 (ETM)	715,000	769,381
5.000%, 04/01/2030
(Pre-refunded to 04/01/2027)	1,150,000	1,281,116
5.000%, 04/01/2031
(Pre-refunded to 04/01/2027)	1,080,000	1,203,135
5.000%, 04/01/2042
(Pre-refunded to 04/01/2027)	7,330,000	8,165,721
5.000%, 08/15/2047
(Callable 08/15/2027)	1,000,000	1,046,778
Newark Higher Education Finance Corp.,
4.000%, 08/15/2022 (PSF Guaranteed)	215,000	215,602
North Lamar Independent School District:
5.000%, 02/15/2031 (PSF Guaranteed)	570,000	665,846
4.000%, 02/15/2033
(Callable 02/15/2031) (PSF Guaranteed)	650,000	699,282
4.000%, 02/15/2034
(Callable 02/15/2031) (PSF Guaranteed)	675,000	716,086
4.000%, 02/15/2035
(Callable 02/15/2031) (PSF Guaranteed)	700,000	735,523
North Texas Tollway Authority:
0.000%, 09/01/2037
(Pre-refunded to 09/01/2031)	4,415,000	2,130,820
0.000%, 09/01/2043
(Pre-refunded to 09/01/2031)	27,690,000	8,517,563

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
North Texas Tollway Authority: (cont.)
0.000%, 09/01/2043
(Pre-refunded to 09/01/2031)(5)	$3,520,000	$4,321,471
6.750%, 09/01/2045
(Pre-refunded to 09/01/2031)(5)	16,440,000	21,305,548
Northside Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,083,648
Pasadena Independent School District,
1.500%, 02/15/2044 (Mandatory Tender
Date 08/15/2024) (PSF Guaranteed)(1)	1,535,000	1,513,531
Pflugerville Independent School District:
5.000%, 02/15/2025 (Pre-refunded
to 02/15/2024) (PSF Guaranteed)	1,020,000	1,070,847
4.000%, 02/15/2027 (Callable 02/15/2026)	460,000	484,692
4.000%, 02/15/2029 (Callable 02/15/2026)	165,000	172,418
4.000%, 02/15/2032 (Callable 02/15/2026)	200,000	206,381
5.000%, 02/15/2037
(Callable 02/15/2026) (PSF Guaranteed)	100,000	107,833
Princeton Independent School District,
5.000%, 02/15/2032
(Callable 02/15/2025) (PSF Guaranteed)	560,000	596,491
Prosper Independent School District,
5.000%, 02/15/2031
(Callable 02/15/2028) (PSF Guaranteed)	1,020,000	1,138,017
Red River Education Finance Corp.,
5.000%, 03/15/2043
(Pre-refunded to 03/15/2023)	4,500,000	4,607,466
Rockwall Independent School District,
5.000%, 02/15/2038
(Callable 08/01/2022) (PSF Guaranteed)	745,000	747,062
San Angelo Independent School District,
5.000%, 02/15/2029 (Pre-refunded
to 02/15/2024) (PSF Guaranteed)	1,500,000	1,573,551
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034
(Callable 09/15/2022)	1,750,000	1,750,845
Sherman Independent School District,
5.000%, 02/15/2026 (Pre-refunded
to 02/15/2024) (PSF Guaranteed)	1,775,000	1,863,484
Smithville Independent School District:
4.000%, 08/15/2031
(Callable 08/15/2028) (PSF Guaranteed)	200,000	212,096
4.000%, 08/15/2032
(Callable 08/15/2028) (PSF Guaranteed)	100,000	105,449
4.000%, 08/15/2033
(Callable 08/15/2028) (PSF Guaranteed)	110,000	115,040
Socorro Independent School District,
4.000%, 08/15/2033
(Callable 02/15/2027) (PSF Guaranteed)	900,000	925,985
State of Texas,
4.000%, 08/01/2031
(Callable 08/01/2025)	2,250,000	2,326,912
Tarrant County Health
Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	2,970,000	3,108,834
Terrell Independent School District,
4.000%, 08/01/2037
(Callable 08/01/2026) (PSF Guaranteed)	510,000	524,147
Texas Department of Housing
& Community Affairs:
3.400%, 03/01/2035 (Callable
09/01/2034) (Insured by FNMA)	4,667,303	4,386,535
2.150%, 09/01/2035 (Callable
03/01/2029) (Insured by GNMA)	1,035,000	865,917
4.000%, 03/01/2050 (Callable
09/01/2028) (Insured by GNMA)	900,000	913,019
5.500%, 09/01/2052 (Callable
03/01/2032) (Insured by GNMA)	3,000,000	3,255,800
Texas Municipal Gas Acquisition
and Supply Corp. II,
2.095%, 09/15/2027
(3 Month LIBOR USD + 0.870%)(2)	16,345,000	15,978,156
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable
03/01/2029) (Insured by GNMA)	185,000	188,734
Texas Water Development Board:
4.000%, 10/15/2033 (Callable 10/15/2027)	600,000	623,872
5.000%, 10/15/2033 (Callable 10/15/2025)	1,250,000	1,347,271
4.000%, 04/15/2038 (Callable 10/15/2027)	1,900,000	1,937,017
Town of Flower Mound TX,
5.000%, 03/01/2033 (Callable 03/01/2024)	250,000	259,858
United Independent School District:
5.000%, 08/15/2033
(Callable 08/15/2028) (PSF Guaranteed)	835,000	936,061
5.000%, 08/15/2038
(Callable 08/15/2027) (PSF Guaranteed)	225,000	247,171
Waxahachie Independent School District,
5.000%, 02/15/2039
(Callable 02/15/2026) (PSF Guaranteed)	785,000	847,047
Webb Consolidated
Independent School District:
4.000%, 02/15/2033 (Pre-refunded
to 02/15/2025) (PSF Guaranteed)	175,000	183,070
4.000%, 02/15/2033 (Pre-refunded
to 02/15/2025) (PSF Guaranteed)	75,000	78,556
Wylie Independent School District,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,065,998
Ysleta Independent School District,
5.000%, 08/15/2025
(Callable 08/15/2024) (PSF Guaranteed)	1,545,000	1,637,307
Total Texas
(Cost $289,974,590)		277,753,573	21.6%
Utah
Timpanogos Special Service District,
4.000%, 06/01/2028 (Callable 06/01/2024)	425,000	435,921
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)	235,000	245,230
5.000%, 04/15/2037 (Callable 04/15/2026)
(Insured by UT CSCE)	500,000	530,014
Utah Housing Corp.,
4.000%, 01/01/2045
(Callable 01/01/2026) (Insured by FHA)	2,695,000	2,729,236
Total Utah
(Cost $4,008,528)		3,940,401	0.3%
Vermont
Vermont Housing Finance Agency:
3.600%, 11/01/2036 (Callable 11/01/2025)	1,295,000	1,243,750
4.000%, 05/01/2048 (Callable 11/01/2026)
(Insured by GNMA)	565,000	572,310
4.000%, 11/01/2048 (Callable 05/01/2027)	395,000	400,606
Total Vermont
(Cost $2,306,056)		2,216,666	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Virginia
Danville Industrial Development Authority,
5.250%, 10/01/2028
(ETM) (Insured by AMBAC)	$870,000	$921,124
Fairfax County Industrial
Development Authority,
4.000%, 05/15/2044 (Callable 05/15/2024)	455,000	445,965
University of Virginia,
5.000%, 04/01/2042 (Callable 04/01/2027)	535,000	578,031
Virginia Resources Authority,
0.000%, 11/01/2027 (ETM)	520,000	451,436
Total Virginia
(Cost $2,560,965)		2,396,556	0.2%
Washington
Central Puget Sound
Regional Transit Authority:
5.000%, 11/01/2032
(Pre-refunded to 11/01/2025)	2,725,000	2,973,059
5.000%, 11/01/2041 (Callable 11/01/2026)	1,035,000	1,116,349
County of King WA,
5.000%, 07/01/2034
(Pre-refunded to 01/01/2025)	705,000	755,357
King County Housing Authority:
3.250%, 05/01/2033 (Callable 05/01/2028)
(County Guaranteed)	1,500,000	1,472,304
4.000%, 11/01/2034 (Callable 11/01/2029)
(County Guaranteed)	1,520,000	1,582,787
4.000%, 11/01/2036 (Callable 11/01/2029)
(County Guaranteed)	2,740,000	2,843,067
Pierce County School District No. 3,
5.000%, 12/01/2033 (Callable 06/01/2027)
(Insured by SCH BD GTY)	2,600,000	2,850,408
Port of Seattle WA:
5.000%, 01/01/2037 (Callable 01/01/2027)	1,665,000	1,806,246
5.000%, 01/01/2038 (Callable 01/01/2027)	1,000,000	1,083,519
State of Washington:
5.000%, 07/01/2032 (Callable 01/01/2025)	1,005,000	1,061,972
5.000%, 07/01/2032 (Callable 01/01/2025)	6,005,000	6,345,416
5.000%, 02/01/2035 (Callable 02/01/2025)	720,000	760,079
5.000%, 08/01/2038 (Callable 08/01/2026)	1,225,000	1,316,050
5.000%, 07/01/2040 (Callable 07/01/2028)	660,000	719,433
Washington Health Care Facilities Authority:
5.000%, 09/01/2030	300,000	331,285
5.000%, 09/01/2031 (Callable 09/01/2030)	175,000	191,729
5.000%, 09/01/2032 (Callable 09/01/2030)	465,000	504,174
5.000%, 09/01/2033 (Callable 09/01/2030)	190,000	205,294
Washington State
Housing Finance Commission:
5.000%, 01/01/2023 (ETM)	170,000	172,862
1.330%, 12/01/2048
(SIFMA Municipal Swap Index + 0.550%)
(Callable 04/01/2023) (Mandatory
Tender Date 10/01/2023)(2)	4,465,000	4,453,634
4.000%, 06/01/2049 (Callable 06/01/2028)	440,000	446,318
4.000%, 06/01/2050 (Callable 06/01/2029)
(Insured by GNMA)	1,640,000	1,664,676
Total Washington
(Cost $35,815,726)		34,656,018	2.7%
West Virginia
West Virginia Economic
Development Authority,
5.000%, 07/01/2033 (Callable 07/01/2027)	875,000	965,560
Total West Virginia
(Cost $1,009,668)		965,560	0.1%
Wisconsin
Baraboo School District:
4.000%, 04/01/2028 (Callable 04/01/2026)
(Insured by BAM)	550,000	577,583
3.000%, 04/01/2030 (Callable 04/01/2026)
(Insured by BAM)	300,000	298,906
3.000%, 04/01/2033 (Callable 04/01/2026)
(Insured by BAM)	650,000	621,030
City of Milwaukee WI,
3.000%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,380,025
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	25,000	25,225
Oshkosh Area School District,
2.625%, 03/01/2027 (Callable 03/01/2023)
(Insured by BAM)	1,840,000	1,807,586
Public Finance Authority,
5.000%, 03/01/2025	535,000	571,500
Southeast Wisconsin Professional
Baseball Park District:
5.500%, 12/15/2026 (Insured by NATL)	1,630,000	1,786,367
0.000%, 12/15/2027
(ETM) (Insured by NATL)	425,000	367,531
0.000%, 12/15/2028
(ETM) (Insured by NATL)	465,000	388,564
0.000%, 12/15/2029
(ETM) (Insured by NATL)	655,000	524,996
State of Wisconsin,
5.000%, 05/01/2037 (Callable 05/01/2028)	110,000	120,888
State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio:
5.000%, 06/01/2026
(Pre-refunded to 06/01/2024)	100,000	105,294
5.000%, 06/01/2028
(Pre-refunded to 06/01/2024)	5,430,000	5,717,435
5.000%, 06/01/2030
(Pre-refunded to 06/01/2024)	10,515,000	11,071,608
5.000%, 06/01/2031
(Pre-refunded to 06/01/2024)	7,975,000	8,397,154
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038
(Pre-refunded to 04/01/2023)	2,680,000	2,745,481
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	275,000	305,361
4.000%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,417,166
5.000%, 04/01/2048 (Callable 04/01/2028)
(Insured by BAM)	1,500,000	1,590,297
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,549,575
5.000%, 12/15/2030 (Callable 06/15/2026)	775,000	847,524
0.000%, 12/15/2034 (Callable 12/15/2030)
(Insured by AGM)	1,810,000	1,113,520
4.000%, 12/15/2034 (Callable 06/15/2026)	720,000	738,824
Wisconsin Health & Educational
Facilities Authority:
4.000%, 09/15/2025
(Pre-refunded to 09/15/2023)	225,000	230,325
5.000%, 02/15/2028
(Pre-refunded to 08/15/2025)	20,000	21,632
4.000%, 02/15/2033
(Pre-refunded to 08/15/2025)	100,000	105,110
5.000%, 11/15/2036 (Callable 05/15/2026)	205,000	217,408
4.000%, 02/15/2038
(Pre-refunded to 08/15/2025)	500,000	525,552
5.000%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,070,593
The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wisconsin Health & Educational
Facilities Authority: (cont.)
5.000%, 09/15/2045
(Pre-refunded to 09/15/2023)	$2,545,000	$2,635,724
4.000%, 11/15/2046
(Pre-refunded to 05/15/2026)	1,470,000	1,546,752
1.110%, 02/15/2053 (Callable 07/01/2022)
(Optional Put Date 07/05/2022)(1)	2,000,000	2,000,000
Wisconsin Housing & Economic
Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)
(Insured by FNMA)	720,000	722,816
4.000%, 03/01/2048 (Callable 03/01/2027)
(Insured by FNMA)	890,000	901,907
4.000%, 03/01/2048 (Callable 03/01/2027)	375,000	380,090
4.250%, 03/01/2049 (Callable 09/01/2028)
(Insured by FNMA)	1,570,000	1,604,179
Total Wisconsin
(Cost $60,083,781)		59,031,528	4.6%
Wyoming
Wyoming Community
Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	310,000	314,261
4.000%, 12/01/2048 (Callable 06/01/2028)	2,095,000	2,125,018
3.000%, 06/01/2050 (Callable 12/01/2030)
(Insured by GNMA)	1,980,000	1,948,454
Total Wyoming
(Cost $4,650,120)		4,387,733	0.3%
Total Municipal Bonds
(Cost $1,275,669,146)		1,234,950,522	96.3%

	Shares
Closed-End Investment Company
Nuveen AMT-Free Municipal Credit Income
Fund, Series C Preferred Shares,
1.410%, 12/01/2031(1)	8,000	8,000,000
Total Closed-End Investment Company
(Cost $8,000,000)		8,000,000	0.6%
Total Long-Term Investments
(Cost $1,283,669,146)		1,242,950,522	96.9%
Short-Term Investment
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free
Cash Trust, Premier Shares, 0.81%(4)	19,092,162	19,092,162
Total Short-Term Investment
(Cost $19,092,162)		19,092,162	1.5%
Total Investments
(Cost $1,302,761,308)		1,262,042,684	98.4%
Other Assets in Excess of Liabilities		20,918,765	1.6%
TOTAL NET ASSETS		$1,282,961,449	100.0%
Notes to Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
BHAC – Berkshire Hathaway Assurance Corp.
FGIC – Financial Guaranty Insurance Company
FHA – Federal Housing Administration
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
NATL – National Public Finance Guarantee Corp.
Q-SBLF – Qualified School Building Loan Fund
SCH BD GTY – School Board Guaranty
SD CRED PROG – State Credit Enhancement Program
ST AID – State Aid Intercept/Withholding
UT CSCE – Utah Charter School Credit Enhancement Program
ETM – Escrowed to Maturity
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SIFMA – Securities Industry and Financial Markets Association
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2022.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2022, the value of these securities totaled $21,480,442, which represented 1.67% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2022.

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$1,234,950,522	$—	$1,234,950,522
Closed-End Investment Company	—	8,000,000	—	8,000,000
Total Long-Term Investments	—	1,242,950,522	—	1,242,950,522
Short-Term Investment
Money Market Mutual Fund	19,092,162	—	—	19,092,162
Total Short-Term Investment	19,092,162	—	—	19,092,162
Total Investments	$19,092,162	$1,242,950,522	$—	$1,262,042,684

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
June 30, 2022 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$2,029,468,304

	SEC 30-Day Yield(4)
	Institutional Class	2.53%
	Investor Class	2.28%

	Average Effective Duration	4.80 years

	Average Effective Maturity	5.12 years

	Annualized Expense Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio Turnover Rate	41%	(7)

	Number of Holdings	1,853
Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2022.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2022.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Core Intermediate Municipal Bond Fund
June 30, 2022 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2022	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-6.90%	-6.33%	0.60%	1.87%	2.31%
Investor Class Shares	-7.10%	-6.66%	0.32%	1.61%	2.05%
Bloomberg 1-15 Year Municipal Bond Index(2)	-6.80%	-6.53%	0.12%	1.47%	1.82%

(1)	For the period from August 31, 2015 (inception date) through June 30, 2022.
(2)
The Bloomberg 1-15 Year Municipal Bond Index is an unmanaged, market value weighted index of investment-grade, tax-exempt, and fixed-rate securities with maturities between 1 and 17 years.  Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s invasion of Ukraine, the sanctions imposed against Russia by certain countries and Russia’s countermeasures against those countries, has resulted in increased market volatility and may have a significant negative impact on the global economy. The ongoing coronavirus (COVID-19) pandemic and measures taken to limit its spread present a continued risk to global growth and asset prices. The performance of the Fund may be affected by changes in interest rates – generally, when interest rates rise, the market value of the bonds in which the Fund invests declines and when interest rates decline, the market value rises. The Federal Reserve has begun to rapidly raise interest rates in an attempt to control inflation not seen in 40 years, both of which pose a risk to the U.S. economy. The Federal Reserve may not be able to successfully control inflation without causing a recession or without negatively impacting asset prices and increasing market volatility. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama Community College System:
3.500%, 11/01/2024 (Insured by BAM)	$1,010,000	$1,034,692
3.500%, 11/01/2025 (Insured by BAM)	1,100,000	1,131,945
5.000%, 10/01/2028
(Callable 10/01/2026) (Insured by AGM)	310,000	338,392
Alabama Economic Settlement Authority,
4.000%, 09/15/2033 (Callable 09/15/2026)	5,810,000	5,831,992
Birmingham Airport Authority:
5.000%, 07/01/2027 (Insured by BAM)	500,000	553,664
4.000%, 07/01/2036
(Callable 07/01/2030) (Insured by BAM)	360,000	360,649
4.000%, 07/01/2037
(Callable 07/01/2030) (Insured by BAM)	500,000	500,458
Black Belt Energy Gas District,
4.000%, 07/01/2052 (Callable 03/01/2027)
(Mandatory Tender Date 06/01/2027)(1)(6)	4,000,000	4,118,570
Chilton County Health Care Authority,
4.000%, 11/01/2045 (Callable 11/01/2025)	205,000	194,715
City of Birmingham AL:
5.000%, 03/01/2040
(Pre-refunded to 09/01/2025)(7)	205,000	222,876
5.000%, 03/01/2045
(Pre-refunded to 09/01/2025)(7)	1,205,000	1,310,074
City of Oxford AL,
1.150%, 09/01/2041 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	5,300,000	5,300,000
City of Troy AL,
5.000%, 07/01/2031
(Callable 07/01/2025) (Insured by BAM)	555,000	586,418
County of Elmore AL:
4.000%, 05/01/2024 (Insured by BAM)	420,000	431,728
4.000%, 05/01/2025 (Insured by BAM)	540,000	558,539
4.000%, 05/01/2026 (Insured by BAM)	400,000	415,354
4.200%, 05/01/2042
(Callable 05/01/2032) (Insured by BAM)	1,625,000	1,595,277
5.000%, 05/01/2047
(Callable 05/01/2032) (Insured by BAM)	1,000,000	1,088,261
County of Jefferson AL:
0.000%, 10/01/2025
(Callable 10/01/2023) (Insured by AGM)	1,000,000	909,475
5.000%, 09/15/2029 (Callable 03/15/2027)	570,000	625,685
0.000%, 10/01/2034
(Callable 10/01/2023)
(Insured by AGM)	480,000	237,367
5.250%, 10/01/2048
(Callable 10/01/2023) (Insured by AGM)	125,000	130,876
Homewood Educational Building Authority:
4.000%, 12/01/2033 (Callable 12/01/2029)	785,000	791,558
4.000%, 12/01/2034 (Callable 12/01/2029)	255,000	255,953
Jefferson County Board of Education,
5.000%, 02/01/2042 (Callable 02/01/2028)	825,000	896,354
Lauderdale County Agriculture Center Authority,
4.000%, 07/01/2034
(Pre-refunded to 07/01/2024)	1,235,000	1,280,606
Leeds Public Educational Building Authority,
4.000%, 04/01/2034
(Callable 10/01/2025) (Insured by AGM)	450,000	469,720
Madison Water & Wastewater Board,
4.000%, 12/01/2037 (Callable 12/01/2029)	530,000	534,165
Orange Beach Water Sewer
& Fire Protection Authority,
4.125%, 05/15/2052 (Callable 05/15/2032)	2,250,000	2,232,967
Southeast Alabama Gas Supply District:
4.000%, 04/01/2049 (Callable 01/01/2024)
(Mandatory Tender Date 04/01/2024)(1)	5,000,000	5,063,348
1.998%, 06/01/2049 (1 Month LIBOR
USD + 0.850%) (Callable 03/01/2024)
(Mandatory Tender Date 06/01/2024)(2)	5,140,000	5,064,907
Southeast Energy Authority
A Cooperative District,
5.000%, 05/01/2053 (Callable 05/01/2028)
(Mandatory Tender Date 08/01/2028)(1)	2,000,000	2,115,703
Tallassee Board of Education:
4.000%, 08/01/2029 (Insured by AGM)	420,000	445,625
4.000%, 08/01/2030 (Insured by AGM)	435,000	456,681
4.000%, 08/01/2031
(Callable 08/01/2030) (Insured by AGM)	455,000	470,550
4.000%, 08/01/2032
(Callable 08/01/2030) (Insured by AGM)	470,000	478,955
Tender Option Bond Trust,
1.010%, 09/01/2051(1)	4,000,000	4,000,000
UAB Medicine Finance Authority,
4.000%, 09/01/2038 (Callable 09/01/2029)	500,000	494,664
University of Alabama at Birmingham,
4.000%, 10/01/2037 (Callable 10/01/2026)	500,000	500,818
Total Alabama
(Cost $54,432,132)		53,029,581	2.6%
Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029
(Pre-refunded to 06/01/2024)	225,000	237,343
5.000%, 12/01/2031 (Callable 06/01/2028)	500,000	556,372
4.000%, 06/01/2036
(Pre-refunded to 06/01/2025)	505,000	529,453
4.000%, 06/01/2036 (Callable 06/01/2025)	1,245,000	1,245,257
Alaska Industrial Development
& Export Authority,
4.000%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,587,310
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027
(Pre-refunded to 08/01/2023)	500,000	517,250
University of Alaska:
4.000%, 10/01/2026 (Callable 10/01/2023)	650,000	661,659
5.000%, 10/01/2044
(Callable 10/01/2026) (Insured by AGM)	1,500,000	1,600,112
Total Alaska
(Cost $7,141,669)		6,934,756	0.3%
Arizona
Arizona Industrial Development Authority:
5.000%, 05/01/2028	270,000	248,352
4.625%, 08/01/2028(3)	1,160,000	1,176,828
5.000%, 02/01/2030	340,000	383,077
5.000%, 07/01/2032 (Callable 07/01/2026)	205,000	209,382
5.000%, 07/01/2033 (Callable 07/01/2026)	220,000	224,258
4.000%, 07/01/2034 (Callable 07/01/2026)	230,000	213,010
4.000%, 07/01/2035 (Callable 07/01/2026)	235,000	215,946
4.000%, 07/01/2036 (Callable 07/01/2026)	445,000	406,334
4.000%, 07/01/2051 (Callable 07/01/2026)	2,950,000	2,416,546
BluePath TE Trust,
2.750%, 09/01/2026
(Callable 08/01/2022)(3)	2,036,462	1,982,314
City of Phoenix Civic Improvement Corp.,
5.000%, 07/01/2034 (Callable 07/01/2027)	250,000	270,019
City of Tucson AZ,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	534,158

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Industrial Development
Authority of the City of Phoenix,
4.000%, 10/01/2047 (Callable 10/01/2026)	$115,000	$107,217
Industrial Development
Authority of the County of Pima,
4.000%, 09/01/2029 (Callable 03/01/2023)	2,000,000	2,016,960
Kyrene Elementary School District No. 28,
4.000%, 07/01/2033 (Callable 07/01/2025)	1,500,000	1,546,271
Maricopa County
Department of Public Health,
5.000%, 07/01/2033 (Callable 07/01/2028)	300,000	330,682
Maricopa County Industrial
Development Authority,
5.000%, 07/01/2028
(Insured by SD CRED PROG)	755,000	819,549
Maricopa County Unified
School District No. 4:
5.000%, 07/01/2024	450,000	475,791
5.000%, 07/01/2026	1,000,000	1,100,806
Maricopa County Unified
School District No. 48,
3.000%, 07/01/2034 (Callable 07/01/2028)	1,000,000	952,122
Town of Marana AZ:
4.000%, 07/01/2036 (Callable 07/01/2027)	350,000	362,270
4.000%, 07/01/2037 (Callable 07/01/2027)	500,000	511,663
Total Arizona
(Cost $17,862,384)		16,503,555	0.8%
Arkansas
Arkansas Development Finance Authority:
4.000%, 12/01/2031 (Callable 12/01/2027)	380,000	400,028
4.000%, 12/01/2032 (Callable 12/01/2027)	400,000	419,354
4.000%, 12/01/2033 (Callable 12/01/2027)	415,000	433,896
4.000%, 12/01/2034 (Callable 12/01/2027)	430,000	448,877
4.000%, 12/01/2035 (Callable 12/01/2027)	445,000	462,782
4.000%, 12/01/2038 (Callable 12/01/2027)	250,000	255,229
4.250%, 07/01/2041 (Callable 07/01/2028)	750,000	686,256
Arkansas Technical University,
4.000%, 06/01/2028 (Callable 06/01/2023)	1,025,000	1,037,209
Benton Washington Regional
Public Water Authority:
4.000%, 10/01/2033
(Callable 10/01/2029) (Insured by BAM)	250,000	261,947
3.000%, 10/01/2041
(Callable 10/01/2028) (Insured by BAM)	510,000	434,498
Carroll-Boone Water District:
3.000%, 12/01/2028 (Callable 12/01/2025)	780,000	772,065
3.000%, 12/01/2029 (Callable 12/01/2025)	505,000	492,001
3.000%, 12/01/2030 (Callable 12/01/2025)	630,000	605,933
3.000%, 12/01/2032 (Callable 12/01/2025)	1,035,000	971,020
City of Beebe AR:
3.000%, 08/01/2041
(Callable 08/01/2028) (Insured by AGM)	1,500,000	1,276,237
3.000%, 08/01/2046
(Callable 08/01/2028) (Insured by AGM)	3,350,000	2,655,814
City of Cabot AR,
3.000%, 12/01/2056 (Callable 12/01/2028)	2,000,000	1,497,153
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	555,000	552,021
3.050%, 01/01/2047 (Callable 01/01/2027)	690,000	682,167
City of Heber Springs AR,
3.000%, 11/01/2034
(Callable 11/01/2024) (Insured by BAM)	685,000	625,564
City of Hot Springs AR,
4.000%, 12/01/2030
(Callable 12/01/2023) (Insured by BAM)	540,000	549,347
City of Magnolia AR,
3.200%, 08/01/2033
(Callable 08/01/2024) (Insured by BAM)	1,085,000	1,072,754
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	65,000	64,697
City of Maumelle AR:
4.000%, 08/01/2026 (Callable 08/01/2025)	25,000	25,643
4.000%, 08/01/2028 (Callable 08/01/2025)	290,000	294,802
4.000%, 08/01/2029 (Callable 08/01/2025)	700,000	708,780
4.000%, 08/01/2030 (Callable 08/01/2025)	325,000	327,879
City of North Little Rock AR:
4.000%, 11/01/2028 (Callable 05/01/2027)	645,000	687,807
4.000%, 11/01/2030 (Callable 05/01/2027)	650,000	686,471
City of Pine Bluff AR,
3.000%, 02/01/2047
(Callable 08/01/2027) (Insured by BAM)	655,000	621,887
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	730,000	722,525
City of Russellville AR,
4.000%, 07/01/2028
(Callable 07/01/2025) (Insured by AGM)	325,000	338,959
City of Springdale AR,
3.000%, 04/01/2043
(Callable 04/01/2024) (Insured by BAM)	170,000	168,036
City of Tontitown AR:
3.000%, 02/01/2038
(Callable 02/01/2027) (Insured by AGM)	670,000	590,695
3.000%, 02/01/2042
(Callable 02/01/2027) (Insured by AGM)	1,270,000	1,054,428
City of West Memphis AR:
3.000%, 12/01/2033
(Callable 12/01/2028) (Insured by BAM)	570,000	525,232
3.000%, 12/01/2034
(Callable 12/01/2028) (Insured by BAM)	275,000	250,865
3.000%, 12/01/2041
(Callable 12/01/2028) (Insured by BAM)	1,750,000	1,485,497
Conway Health Facilities Board,
5.000%, 08/01/2029 (Callable 08/01/2026)	360,000	378,580
Jackson County Special School District,
1.500%, 02/01/2024
(Callable 08/01/2022) (Insured by ST AID)	60,000	59,592
National Park College District,
3.000%, 05/01/2025 (Callable 11/01/2024)	235,000	236,555
Pulaski County Public Facilities Board,
5.000%, 12/01/2042 (Callable 12/01/2024)	1,000,000	1,017,898
Salem Public Water Authority:
5.000%, 01/01/2028 (Insured by BAM)	120,000	132,970
3.000%, 01/01/2030
(Callable 01/01/2028) (Insured by BAM)	340,000	335,163
3.000%, 01/01/2032
(Callable 01/01/2028) (Insured by BAM)	255,000	241,264
Southern Arkansas University:
4.000%, 03/01/2025 (Insured by AGM)	415,000	432,690
4.000%, 03/01/2026
(Callable 03/01/2025) (Insured by AGM)	520,000	539,744
4.000%, 03/01/2026
(Callable 03/01/2025) (Insured by AGM)	270,000	280,252
4.000%, 03/01/2027
(Callable 03/01/2025) (Insured by AGM)	545,000	563,441
4.000%, 03/01/2027
(Callable 03/01/2025) (Insured by AGM)	275,000	284,305
4.000%, 03/01/2028
(Callable 03/01/2025) (Insured by AGM)	165,000	170,105

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
University of Central Arkansas:
4.000%, 11/01/2027
(Callable 11/01/2025) (Insured by BAM)	$340,000	$353,786
4.000%, 11/01/2028
(Callable 11/01/2025) (Insured by BAM)	250,000	258,973
4.000%, 11/01/2031
(Callable 11/01/2025) (Insured by BAM)	885,000	901,419
Total Arkansas
(Cost $35,014,146)		31,333,092	1.6%
California
Acalanes Union High School District:
0.000%, 08/01/2028(7)	130,000	131,897
0.000%, 08/01/2032(7)	440,000	484,046
0.000%, 08/01/2035
(Callable 08/01/2029)(7)	385,000	409,070
0.000%, 08/01/2039
(Callable 08/01/2029)(7)	125,000	132,353
Alisal Union School District:
4.000%, 05/01/2034
(Callable 05/01/2029) (Insured by BAM)	385,000	389,742
4.000%, 05/01/2036
(Callable 05/01/2029) (Insured by BAM)	650,000	653,862
American Valley Community Services District,
1.500%, 11/01/2023
(Callable 11/01/2022)(3)	4,000,000	3,954,945
Anaheim Public Financing Authority,
0.000%, 09/01/2023 (Insured by AGM)	4,500,000	4,378,472
Bakersfield City School District:
5.000%, 11/01/2023 (Insured by BAM)	1,030,000	1,071,117
5.000%, 11/01/2024 (Insured by BAM)	810,000	860,301
Bay Area Toll Authority:
1.880%, 04/01/2045
(SIFMA Municipal Swap Index + 1.100%)
(Callable 10/01/2023) (Mandatory Tender
Date 04/01/2024)(2)	1,250,000	1,257,645
1.880%, 04/01/2045
(SIFMA Municipal Swap Index + 1.100%)
(Callable 10/01/2023) (Mandatory Tender
Date 04/01/2024)(2)	3,500,000	3,521,408
Beaumont Unified School District,
7.200%, 08/01/2041 (Pre-refunded
to 08/01/2026) (Insured by AGM)(7)	90,000	107,029
Burbank Unified School District,
0.000%, 02/01/2038
(Callable 08/01/2028)(7)	210,000	211,691
California Health Facilities
Financing Authority,
4.000%, 08/15/2035 (Callable 08/15/2026)	3,000,000	3,025,774
California Infrastructure &
Economic Development Bank:
1.130%, 08/01/2047
(SIFMA Municipal Swap Index + 0.350%)
(Callable 08/01/2023) (Mandatory Tender
Date 08/01/2024)(2)	360,000	355,683
1.480%, 12/01/2050
(SIFMA Municipal Swap Index + 0.700%)
(Callable 06/01/2025) (Mandatory Tender
Date 06/01/2026)(2)	250,000	246,509
California Municipal Finance Authority:
5.000%, 08/01/2023	400,000	403,685
5.000%, 08/01/2024	400,000	405,482
5.000%, 10/01/2026	300,000	319,787
2.125%, 11/15/2026 (Callable 05/15/2023)	820,000	754,051
5.000%, 05/15/2031 (Insured by BAM)	470,000	517,403
5.000%, 05/15/2036
(Callable 11/15/2028) (Insured by BAM)	1,000,000	1,061,960
1.300%, 02/01/2039
(Mandatory Tender Date 02/03/2025)(1)(3)	1,500,000	1,426,434
4.000%, 05/15/2039
(Callable 05/15/2031) (Insured by BAM)	175,000	171,450
4.000%, 05/15/2041
(Callable 05/15/2031) (Insured by BAM)	500,000	485,438
California Public Finance Authority:
2.125%, 11/15/2027
(Callable 05/15/2023)(3)	2,800,000	2,601,513
2.375%, 11/15/2028
(Callable 05/15/2023)(3)	3,075,000	2,822,815
3.125%, 05/15/2029
(Callable 11/15/2023)(3)	2,010,000	1,838,283
Campbell Union School District,
5.800%, 08/01/2035
(Callable 08/01/2026)(7)	785,000	872,447
Carlsbad Unified School District,
6.125%, 08/01/2031(7)	125,000	153,452
Cerritos Community College District,
0.000%, 08/01/2025	1,800,000	1,657,726
Chawanakee Unified School District:
4.000%, 08/01/2026 (Insured by BAM)(7)	110,000	116,372
4.000%, 08/01/2027
(Callable 08/01/2026) (Insured by BAM)(7)	100,000	105,817
4.000%, 08/01/2028
(Callable 08/01/2026) (Insured by BAM)(7)	75,000	78,862
4.000%, 08/01/2029
(Callable 08/01/2026) (Insured by BAM)(7)	80,000	83,686
Citrus Community College District,
0.000%, 08/01/2037
(Pre-refunded to 02/01/2024)(7)	460,000	468,637
City & County of San Francisco CA:
1.300%, 07/01/2023
(Mandatory Tender Date 01/01/2023)(1)	400,000	398,760
4.000%, 06/15/2039 (Callable 06/15/2028)	1,080,000	1,090,324
City of Redding CA,
1.724%, 07/01/2022
(ETM) (Insured by NATL)(1)(5)	5,000	5,000
City of San Mateo CA,
5.250%, 09/01/2040
(Callable 09/01/2032) (Insured by BAM)	1,250,000	1,359,798
Colton Joint Unified School District,
5.800%, 08/01/2035 (Pre-refunded
to 08/01/2026) (Insured by AGM)(7)	300,000	341,814
Contra Costa Transportation Authority,
5.000%, 03/01/2029 (Callable 03/01/2025)	1,390,000	1,482,471
Del Mar Union School District,
4.000%, 08/01/2046 (Callable 08/01/2032)	2,500,000	2,475,021
Denair Unified School District,
6.500%, 08/01/2031 (Insured by AGM)(7)	130,000	160,239
Desert Hot Springs Redevelopment
Agency Successor Agency,
5.000%, 09/01/2029
(Callable 09/01/2027) (Insured by BAM)	300,000	331,591
Dublin Financing Authority,
4.000%, 06/01/2038 (Callable 06/01/2029)	390,000	390,209
El Rancho Unified School District,
0.000%, 08/01/2034
(Callable 08/01/2028) (Insured by AGM)(7)	755,000	850,337

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Encinitas Union School District,
0.000%, 08/01/2031(7)	$325,000	$396,675
Enterprise Elementary School District,
6.200%, 08/01/2035
(Callable 08/01/2031)(7)	155,000	191,627
Escondido Union High School District:
0.000%, 08/01/2029 (Insured by AGC)	505,000	399,405
6.875%, 08/01/2034 (Insured by AGC)(7)	330,000	450,610
Fontana Unified School District,
3.000%, 08/01/2041
(Callable 08/01/2028) (Insured by BAM)	1,750,000	1,457,191
Fresno Joint Powers Financing Authority,
5.000%, 04/01/2027 (Insured by AGM)	315,000	351,512
Grossmont Union High School District,
0.000%, 08/01/2039
(Callable 02/01/2025) (Insured by AGM)	500,000	217,791
Hueneme Elementary School District:
4.000%, 08/01/2037
(Callable 08/01/2028) (Insured by AGM)	500,000	500,350
4.000%, 08/01/2038
(Callable 08/01/2028) (Insured by AGM)	1,050,000	1,040,075
4.000%, 08/01/2039
(Callable 08/01/2028) (Insured by AGM)	660,000	651,139
Indio Finance Authority,
5.250%, 11/01/2042(6)	1,000,000	1,101,650
King Union School District,
0.000%, 08/01/2028 (Insured by AMBAC)	400,000	325,817
Lake Elsinore Redevelopment
Agency Successor Agency,
5.000%, 09/01/2027
(Callable 09/01/2025) (Insured by BAM)	275,000	295,549
Lathrop-Manteca Fire Protection District:
4.000%, 05/01/2041
(Callable 05/01/2029) (Insured by AGM)	600,000	578,766
4.000%, 05/01/2046
(Callable 05/01/2029) (Insured by AGM)	730,000	702,230
4.000%, 05/01/2051
(Callable 05/01/2029) (Insured by AGM)	795,000	761,251
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	90,000	92,887
5.000%, 11/15/2029	50,000	53,486
Los Alamitos Unified School District,
0.000%, 08/01/2041
(Callable 08/01/2031)(7)	590,000	554,321
Los Angeles County Facilities, Inc.,
5.000%, 12/01/2043 (Callable 12/01/2028)	110,000	119,182
Los Angeles County Metropolitan
Transportation Authority,
5.000%, 07/01/2044 (Callable 07/01/2028)	970,000	1,061,778
Manteca Unified School District,
0.000%, 09/01/2025 (Insured by NATL)	225,000	205,285
Mayers Memorial Hospital District:
0.000%, 08/01/2027	260,000	209,965
0.000%, 08/01/2028	290,000	222,691
Mizuho Floater/Residual Trust,
1.160%, 03/01/2036 (Callable 08/01/2022)
(Optional Put Date 08/04/2022)(1)(3)	4,000,000	4,000,000
Modesto High School District,
0.000%, 08/01/2024 (Insured by NATL)	3,625,000	3,448,331
Modesto Irrigation District,
1.639%, 09/01/2027 (3 Month LIBOR
USD + 0.580%) (Callable 08/01/2022)
(Insured by NATL)(2)	2,860,000	2,860,116
Montebello Unified School District,
5.000%, 08/01/2033 (Callable 08/01/2026)	590,000	637,077
Mount Diablo Unified School District,
0.000%, 08/01/2035
(Callable 08/01/2025) (Insured by AGM)(7)	340,000	369,386
Napa Valley Unified School District,
4.000%, 08/01/2035 (Callable 08/01/2026)	3,000,000	3,047,220
Newman-Crows Landing
Unified School District,
0.000%, 08/01/2025	1,850,000	1,686,829
Oak Park Unified School District,
7.100%, 08/01/2038
(Callable 08/01/2031) (Insured by AGM)(7)	110,000	140,545
Oceanside Unified School District,
3.250%, 08/01/2033
(Callable 08/01/2024) (Insured by BAM)	2,000,000	1,965,378
Ontario Montclair School District,
0.000%, 08/01/2028 (Insured by NATL)	1,450,000	1,185,325
Ontario Public Financing Authority,
5.000%, 11/01/2047
(Callable 11/01/2032) (Insured by AGM)	1,140,000	1,248,849
Oxnard School District,
5.000%, 08/01/2045
(Callable 08/01/2026) (Insured by BAM)(7)	280,000	297,787
Palomar Community College District,
0.000%, 08/01/2039
(Callable 08/01/2035)(7)	385,000	413,179
Peralta Community College District,
3.500%, 08/01/2033 (Callable 08/01/2025)	1,325,000	1,329,415
Perris Union High School District:
3.000%, 09/01/2036 (Callable 09/01/2029)	635,000	569,491
3.000%, 09/01/2037 (Callable 09/01/2029)	800,000	700,862
3.000%, 09/01/2038 (Callable 09/01/2029)	700,000	604,900
3.000%, 09/01/2039 (Callable 09/01/2029)	775,000	664,163
Rio Hondo Community College District:
0.000%, 08/01/2042
(Callable 08/01/2034)(7)	170,000	197,159
0.000%, 08/01/2042
(Callable 08/01/2034)(7)	740,000	871,085
Riverside County
Redevelopment Successor Agency,
5.000%, 10/01/2041
(Callable 10/01/2026) (Insured by BAM)(7)	100,000	106,443
Ross Valley School District,
0.000%, 07/01/2026 (Insured by AGM)	725,000	614,871
Sacramento City Unified School District:
5.000%, 07/01/2025 (Callable 07/01/2024)	505,000	530,406
5.500%, 08/01/2047(6)	2,000,000	2,234,998
San Diego Unified School District,
0.000%, 07/01/2034 (Callable 07/01/2025)	1,650,000	1,018,089
San Jacinto Unified School District,
3.000%, 09/01/2028 (Insured by BAM)	355,000	351,518
San Mateo Foster City Public
Financing Authority,
4.000%, 08/01/2044 (Callable 08/01/2029)	1,000,000	971,574
San Mateo Foster City School District,
0.000%, 08/01/2026(7)	75,000	79,784
San Mateo Union High School District,
0.000%, 09/01/2041
(Callable 09/01/2036)(7)	5,350,000	5,101,211
Santa Barbara Unified School District,
0.000%, 08/01/2036
(Callable 08/01/2033)(7)	515,000	627,653
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Saugus Union School District
Financing Authority:
4.000%, 09/01/2032
(Callable 09/01/2027) (Insured by BAM)	$600,000	$631,164
4.000%, 09/01/2037
(Callable 09/01/2027) (Insured by BAM)	625,000	627,722
Savanna School District,
0.000%, 08/01/2047 (Callable
08/01/2029) (Insured by AGM)(7)	1,155,000	1,191,725
School District of Belmont-
Redwood Shores CA,
5.900%, 08/01/2031
(Pre-refunded to 08/01/2026)(7)	100,000	114,356
Sebastopol Union School District,
0.000%, 08/01/2042
(Callable 08/01/2031) (Insured by AGM)(7)	180,000	161,884
Solano County Community College District:
0.000%, 08/01/2027
(Callable 08/01/2025)(7)	385,000	405,065
0.000%, 08/01/2028
(Callable 08/01/2025)(7)	115,000	120,994
0.000%, 08/01/2030
(Callable 08/01/2025)(7)	620,000	652,313
0.000%, 08/01/2041
(Callable 08/01/2028)(7)	605,000	651,706
South Placer Wastewater Authority,
5.000%, 11/01/2034	500,000	585,003
Southern Kern Unified School District,
0.000%, 11/01/2034 (Insured by AGM)	425,000	259,675
State of California:
1.210%, 12/01/2029
(SIFMA Municipal Swap Index + 0.430%)
(Callable 12/01/2022) (Mandatory Tender
Date 12/01/2023)(2)	2,500,000	2,499,973
5.000%, 08/01/2032 (Callable 08/01/2025)	880,000	940,232
5.000%, 09/01/2034 (Callable 09/01/2025)	5,000,000	5,343,365
5.000%, 09/01/2034 (Callable 09/01/2026)	800,000	866,818
State of California Department
of Water Resources,
1.150%, 12/01/2035
(SIFMA Municipal Swap Index + 0.370%)
(Callable 08/01/2022) (Mandatory Tender
Date 12/01/2022)(2)	540,000	539,680
Stockton Unified School District,
4.000%, 08/01/2039
(Callable 08/01/2024) (Insured by BAM)	1,000,000	996,498
Summerville Union High School District,
0.000%, 08/01/2033
(Callable 08/01/2028) (Insured by BAM)(7)	65,000	65,731
Temecula Valley Unified School District,
4.500%, 08/01/2035 (Pre-refunded
to 08/01/2024) (Insured by BAM)(7)	200,000	209,990
Tender Option Bond Trust:
1.110%, 07/01/2023(1)(3)	7,640,000	7,640,000
1.110%, 12/15/2038(1)(3)	3,000,000	3,000,000
1.110%, 10/01/2049 (Callable 10/01/2028)
(Optional Put Date 07/07/2022)(1)(3)	13,500,000	13,500,000
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)	7,520,000	7,320,999
University of California,
5.000%, 05/15/2043 (Callable 05/15/2028)	1,770,000	1,908,363
Waterford Unified School District,
4.000%, 08/01/2042
(Callable 08/01/2032) (Insured by BAM)	1,455,000	1,391,564
West Hills Community College District,
0.000%, 08/01/2035 (Callable
08/01/2027) (Insured by AGM)(7)	50,000	53,721
Wiseburn School District,
0.000%, 08/01/2036 (Callable
08/01/2031) (Insured by AGM)(7)	50,000	50,515
Yorba Linda Redevelopment
Agency Successor Agency,
0.000%, 09/01/2028 (Insured by NATL)	500,000	401,793
Total California
(Cost $153,948,087)		148,368,134	7.3%
Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable
06/01/2025) (Insured by ST AID)	2,000,000	2,119,734
Bromley Park Metropolitan District No. 2,
5.000%, 12/01/2023 (Insured by BAM)	225,000	233,630
Canterberry Crossing Metropolitan District II:
5.000%, 12/01/2030
(Callable 12/01/2028) (Insured by AGM)	235,000	266,375
5.000%, 12/01/2031
(Callable 12/01/2028) (Insured by AGM)	250,000	282,386
5.000%, 12/01/2032
(Callable 12/01/2028) (Insured by AGM)	530,000	596,847
City & County of Denver CO:
0.000%, 08/01/2030 (Callable 08/01/2026)	500,000	383,399
0.000%, 08/01/2032 (Callable 08/01/2026)	365,000	256,170
City of Commerce City CO:
5.000%, 12/15/2028
(Callable 12/15/2027) (Insured by AGM)	100,000	112,206
5.000%, 12/15/2029
(Callable 12/15/2027) (Insured by AGM)	310,000	346,003
5.000%, 12/15/2030
(Callable 12/15/2027) (Insured by AGM)	500,000	557,264
City of Fort Lupton CO:
5.000%, 12/01/2029
(Callable 12/01/2027) (Insured by AGM)	250,000	279,450
5.000%, 12/01/2030
(Callable 12/01/2027) (Insured by AGM)	350,000	389,923
City of Sheridan CO,
5.000%, 12/01/2042
(Callable 12/01/2025)	1,130,000	1,203,951
Colorado Educational &
Cultural Facilities Authority:
5.000%, 10/01/2022	1,300,000	1,309,548
4.000%, 11/15/2022	445,000	448,472
5.000%, 10/01/2023	700,000	722,412
4.000%, 12/15/2025	955,000	963,575
4.000%, 04/01/2028	540,000	553,734
5.000%, 06/01/2029 (Callable 06/01/2024)	120,000	124,026
5.000%, 08/15/2030 (Callable 08/15/2024)	500,000	518,480
2.000%, 09/01/2030
(Callable 09/01/2028) (Insured by BAM)	270,000	241,880
5.000%, 06/01/2031 (Callable 06/01/2024)	40,000	41,178
4.000%, 07/01/2032	45,000	45,969
5.000%, 08/15/2034 (Callable 08/15/2024)	1,000,000	1,032,252
4.000%, 07/01/2042 (Callable 07/01/2032)	500,000	488,009
Colorado Health Facilities Authority:
5.000%, 12/01/2023	140,000	143,448
5.000%, 06/01/2027 (ETM)	750,000	836,038
2.625%, 05/15/2029 (Callable 12/15/2023)	3,250,000	2,993,311
5.000%, 12/01/2030 (Callable 06/01/2025)	405,000	414,932
5.000%, 08/01/2036 (Callable 08/01/2029)	150,000	157,028

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Colorado Health Facilities Authority: (cont.)
4.000%, 10/01/2037 (Callable 10/01/2030)	$320,000	$312,606
4.000%, 12/01/2042 (Callable 12/01/2022)	375,000	360,887
4.000%, 01/15/2045 (Callable 01/15/2026)	120,000	113,367
5.000%, 08/01/2049 (Callable 02/01/2026)
(Mandatory Tender Date 08/01/2026)(1)	3,130,000	3,307,536
Colorado Housing & Finance Authority:
4.000%, 05/01/2048
(Callable 11/01/2026) (Insured by GNMA)	215,000	218,105
4.250%, 11/01/2049
(Callable 11/01/2028) (Insured by GNMA)	1,815,000	1,854,617
County of Moffat CO,
2.000%, 03/01/2036
(Mandatory Tender Date 10/03/2022)(1)	50,000	49,935
Crystal Valley Metropolitan District No. 2:
4.000%, 12/01/2037
(Callable 12/01/2030) (Insured by AGM)	800,000	835,625
4.000%, 12/01/2038
(Callable 12/01/2030) (Insured by AGM)	1,000,000	1,014,927
4.000%, 12/01/2039
(Callable 12/01/2030) (Insured by AGM)	1,785,000	1,809,356
Denver City & County Housing Authority,
0.600%, 08/01/2024 (Insured by HUD)	400,000	385,484
Denver Health & Hospital Authority:
5.000%, 12/01/2025	400,000	426,044
5.000%, 12/01/2027	340,000	368,456
5.250%, 12/01/2045 (Callable 12/01/2023)	485,000	490,283
Denver Urban Renewal Authority,
5.000%, 12/01/2025 (Callable 12/01/2022)	200,000	202,239
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	2,550,000	1,972,376
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)	2,000,000	1,955,797
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	270,000	230,126
Grand River Hospital District:
5.250%, 12/01/2030
(Callable 12/01/2028) (Insured by AGM)	350,000	386,665
5.250%, 12/01/2031
(Callable 12/01/2028) (Insured by AGM)	1,190,000	1,306,535
Gunnison County Crested
Butte Fire Protection District:
4.000%, 12/01/2029	790,000	842,953
4.000%, 12/01/2030	820,000	873,300
4.000%, 12/01/2031	855,000	911,736
4.000%, 12/01/2032	890,000	949,922
Mizuho Floater/Residual Trust,
1.160%, 07/01/2034
(Optional Put Date 08/04/2022)(1)(3)	1,526,984	1,526,984
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)	435,000	388,800
Regional Transportation District:
5.000%, 01/15/2028	1,500,000	1,582,540
5.000%, 11/01/2033 (Callable 11/01/2027)	500,000	552,344
5.000%, 06/01/2039 (Callable 06/01/2023)	595,000	604,847
Southlands Metropolitan District No. 1,
3.000%, 12/01/2022	51,000	50,814
State of Colorado,
4.000%, 12/15/2037 (Callable 12/15/2028)	1,000,000	993,548
Sterling Hills West Metropolitan District,
5.000%, 12/01/2027	180,000	195,995
Stetson Ridge Metropolitan District No. 3,
2.000%, 12/01/2030 (Insured by AGM)	870,000	762,224
Vauxmont Metropolitan District:
5.000%, 12/15/2028
(Callable 12/15/2024) (Insured by AGM)	125,000	135,677
5.000%, 12/15/2029
(Callable 12/15/2024) (Insured by AGM)	125,000	135,558
5.000%, 12/15/2030
(Callable 12/15/2024) (Insured by AGM)	125,000	135,464
5.000%, 12/15/2031
(Callable 12/15/2024) (Insured by AGM)	135,000	146,090
3.250%, 12/15/2050
(Callable 12/15/2024) (Insured by AGM)	5,570,000	4,478,176
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)	600,000	650,205
5.000%, 12/01/2026 (Insured by BAM)	460,000	507,258
Total Colorado
(Cost $54,771,580)		52,087,031	2.6%
Connecticut
City of Hartford CT,
5.000%, 04/01/2027
(Callable 04/01/2023) (Insured by BAM)	550,000	561,015
City of West Haven CT:
4.000%, 09/15/2023	290,000	296,887
4.000%, 09/15/2024	250,000	259,078
Connecticut Housing Finance Authority:
5.000%, 11/15/2026	395,000	433,191
5.000%, 05/15/2027	440,000	486,080
5.000%, 11/15/2027	445,000	493,165
5.000%, 05/15/2028	210,000	233,586
5.000%, 11/15/2028	225,000	251,394
5.000%, 05/15/2029	230,000	257,174
5.000%, 11/15/2029	125,000	139,557
5.000%, 11/15/2030	160,000	179,579
4.000%, 11/15/2047 (Callable 11/15/2026)	85,000	86,171
4.000%, 05/15/2049 (Callable 11/15/2028)	1,115,000	1,131,100
3.500%, 11/15/2051 (Callable 05/15/2031)	4,000,000	3,958,703
Connecticut State Health &
Educational Facilities Authority:
5.000%, 11/01/2026	500,000	552,093
4.250%, 07/01/2031 (Callable 07/01/2022)	1,075,000	1,075,000
5.000%, 07/01/2034 (Callable 07/01/2022)	40,000	40,000
4.000%, 07/01/2038 (Callable 07/01/2032)	2,000,000	1,817,900
Connecticut State Higher
Education Supplement Loan Authority,
3.000%, 11/15/2035
(Pre-refunded to 11/15/2026)	850,000	871,537
State of Connecticut:
1.770%, 03/01/2025 (SIFMA Municipal
Swap Index + 0.990%)(2)	375,000	381,059
5.000%, 09/15/2025	1,000,000	1,085,504
5.000%, 06/15/2026	1,000,000	1,101,092
5.000%, 09/15/2027	1,100,000	1,236,192
5.000%, 10/01/2027 (Callable 10/01/2023)	685,000	708,099
5.000%, 03/15/2031 (Callable 03/15/2025)	1,000,000	1,057,075
5.000%, 10/15/2032 (Callable 10/15/2022)	960,000	966,667
5.000%, 09/01/2033 (Callable 09/01/2026)	300,000	320,840
5.000%, 11/15/2033 (Callable 11/15/2025)	3,000,000	3,197,561
5.000%, 05/01/2034 (Callable 05/01/2030)	1,525,000	1,704,308
Town of Hamden CT,
5.000%, 08/15/2032(6)	1,000,000	1,104,456
University of Connecticut:
5.000%, 01/15/2031
(Callable 01/15/2027) (Insured by AGM)	1,000,000	1,083,048
4.000%, 11/01/2037
(Callable 11/01/2028) (Insured by BAM)	1,175,000	1,164,783
Total Connecticut
(Cost $29,301,948)		28,233,894	1.4%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Delaware
Delaware Municipal Electric Corp.:
4.000%, 07/01/2035 (Callable 07/01/2031)	$300,000	$308,482
4.000%, 07/01/2036 (Callable 07/01/2031)	330,000	336,160
Total Delaware
(Cost $745,181)		644,642	0.0%
District of Columbia
District of Columbia:
5.000%, 07/15/2027 (Callable 01/15/2026)	270,000	288,016
5.000%, 06/01/2031	2,100,000	2,301,046
4.000%, 03/01/2037 (Callable 09/01/2029)	795,000	805,523
District of Columbia Housing Finance Agency:
0.350%, 04/01/2025 (Mandatory Tender
Date 04/01/2024) (Insured by FNMA)(1)	6,000,000	5,716,248
0.500%, 03/01/2027
(Callable 04/01/2024) (Mandatory Tender
Date 10/01/2024) (Insured by FHA)(1)	2,675,000	2,532,434
District of Columbia Water & Sewer Authority:
5.000%, 10/01/2037 (Callable 04/01/2026)	275,000	296,008
3.000%, 10/01/2057 (Callable 07/01/2027)
(Mandatory Tender Date 10/01/2027)(1)	7,500,000	7,396,131
Metropolitan Washington Airports Authority:
0.000%, 10/01/2029 (Insured by AGC)	110,000	84,484
5.000%, 10/01/2033 (Callable 10/01/2025)	250,000	264,257
5.000%, 10/01/2038 (Callable 10/01/2028)	330,000	359,623
6.500%, 10/01/2041 (Pre-refunded
to 10/01/2026) (Insured by AGC)(7)	565,000	662,093
6.500%, 10/01/2044
(Callable 10/01/2028)(7)	665,000	753,640
6.500%, 10/01/2044 (Callable
10/01/2028) (Insured by AGM)(7)	1,170,000	1,394,116
Washington Metropolitan
Area Transit Authority,
5.000%, 07/15/2033 (Callable 07/15/2030)	1,460,000	1,659,564
Total District of Columbia
(Cost $25,313,833)		24,513,183	1.2%
Florida
Capital Trust Agency, Inc.:
5.000%, 12/15/2029 (Callable 06/15/2026)	400,000	411,838
4.000%, 06/01/2041 (Callable 06/01/2028)	330,000	315,402
4.000%, 06/01/2051 (Callable 06/01/2028)	400,000	365,000
4.000%, 06/01/2056 (Callable 06/01/2028)	485,000	431,507
City of Fort Myers FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	475,000	514,098
4.000%, 12/01/2037 (Callable 12/01/2025)	1,000,000	1,005,026
4.000%, 12/01/2038 (Callable 12/01/2025)	500,000	500,868
City of Jacksonville FL:
5.000%, 10/01/2026 (Callable 10/01/2022)	2,000,000	2,017,216
4.000%, 11/01/2032 (Callable 11/01/2029)	375,000	375,030
4.000%, 10/01/2033 (Callable 10/01/2026)	1,895,000	1,940,463
0.780%, 08/01/2036 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	9,100,000	9,100,000
0.780%, 08/01/2036 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	12,000,000	12,000,000
4.000%, 11/01/2040 (Callable 11/01/2024)	65,000	61,288
City of Orlando FL:
5.000%, 11/01/2025 (Insured by AGM)	400,000	436,009
5.000%, 11/01/2034
(Callable 11/01/2027) (Insured by AGM)	775,000	853,561
City of St. Petersburg FL,
5.000%, 10/01/2042 (Callable 10/01/2029)	900,000	983,930
City of Tallahassee FL:
5.000%, 12/01/2023	400,000	415,513
5.000%, 12/01/2024	300,000	316,170
5.000%, 12/01/2029 (Callable 12/01/2025)	610,000	636,045
5.000%, 10/01/2033 (Callable 10/01/2025)	1,250,000	1,345,128
5.000%, 12/01/2040 (Callable 06/01/2025)	1,125,000	1,149,363
County of Miami-Dade FL:
5.000%, 10/01/2032 (Callable 10/01/2026)	335,000	354,979
6.875%, 10/01/2034
(Callable 10/01/2029) (Insured by AGC)(7)	255,000	322,534
7.000%, 10/01/2039
(Callable 10/01/2029) (Insured by AGC)(7)	390,000	492,302
County of Palm Beach FL:
4.000%, 12/01/2036 (Callable 12/01/2030)	1,165,000	1,189,410
4.000%, 12/01/2037 (Callable 12/01/2030)	1,295,000	1,320,327
County of Sarasota FL,
5.000%, 10/01/2045 (Callable 10/01/2030)	2,000,000	2,165,544
Florida Department of Management Services,
5.000%, 11/01/2029	2,000,000	2,284,169
Florida Development Finance Corp.:
4.000%, 06/01/2025	110,000	106,478
4.000%, 06/01/2026	115,000	109,627
5.000%, 04/01/2028	400,000	436,930
5.000%, 04/01/2029	250,000	275,078
4.000%, 07/01/2051
(Callable 07/01/2031)(3)	1,900,000	1,505,494
Florida Gulf Coast University Financing Corp.,
5.000%, 08/01/2029 (Callable 02/01/2028)	600,000	651,687
Florida Higher Educational
Facilities Financial Authority,
5.000%, 10/01/2023	500,000	513,840
Florida Housing Finance Corp.:
1.000%, 02/01/2025 (Mandatory Tender
Date 08/01/2024) (Insured by FNMA)(1)	4,550,000	4,385,697
4.200%, 01/01/2045
(Callable 01/01/2028) (Insured by GNMA)	790,000	799,742
4.350%, 01/01/2046
(Callable 07/01/2022) (Insured by FHLMC)	15,000	15,000
4.000%, 07/01/2047
(Callable 07/01/2025) (Insured by GNMA)	120,000	121,553
4.000%, 07/01/2049
(Callable 07/01/2027) (Insured by GNMA)	140,000	141,916
3.000%, 01/01/2052
(Callable 01/01/2030) (Insured by GNMA)	1,180,000	1,155,546
Florida Municipal Power Agency,
4.000%, 10/01/2030 (Callable 10/01/2027)	500,000	525,215
Florida State Turnpike Authority:
3.000%, 07/01/2026 (Callable 07/01/2022)	5,000,000	5,000,000
4.500%, 07/01/2041 (Callable 07/01/2023)	500,000	501,961
Highlands County Health Facilities Authority:
0.780%, 11/15/2035 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	4,000,000	4,000,000
0.780%, 11/15/2037 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	4,750,000	4,750,000
Hillsborough County Aviation Authority:
5.000%, 10/01/2035
(Pre-refunded to 10/01/2024)	500,000	532,008
5.000%, 10/01/2044 (Callable 10/01/2024)	1,485,000	1,506,909
Jacksonville Electric Authority:
5.000%, 10/01/2028 (Callable 10/01/2027)	700,000	783,526
5.000%, 10/01/2032 (Callable 10/01/2027)	700,000	773,685
Lee County Industrial Development Authority,
3.750%, 10/01/2027 (Callable 10/01/2023)	1,710,000	1,656,075

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Lee Memorial Health System,
1.050%, 04/01/2049 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	$8,000,000	$8,000,000
Miami-Dade County
Educational Facilities Authority,
4.000%, 04/01/2037 (Callable 04/01/2023)	200,000	193,140
Mizuho Floater/Residual Trust:
1.160%, 05/01/2034
(Optional Put Date 08/04/2022)(1)(3)	3,990,000	3,990,000
1.160%, 11/01/2061
(Optional Put Date 08/04/2022)(1)(3)	3,130,000	3,130,000
Orange County Convention Center:
5.000%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,075,977
4.000%, 10/01/2034 (Callable 10/01/2026)	250,000	251,872
4.000%, 10/01/2036 (Callable 10/01/2026)	415,000	415,755
Orange County Health Facilities Authority:
5.000%, 08/01/2028 (Callable 08/01/2024)	2,500,000	2,596,770
5.000%, 10/01/2035 (Callable 10/01/2026)	1,210,000	1,266,056
Orange County School Board,
5.000%, 08/01/2031
(Pre-refunded to 08/01/2025)	990,000	1,068,276
Palm Beach County Health Facilities Authority:
4.000%, 05/15/2023	150,000	150,410
5.000%, 05/15/2023	1,160,000	1,172,908
4.000%, 05/15/2024	320,000	320,158
5.000%, 05/15/2024	300,000	306,288
5.000%, 11/01/2032(6)	200,000	215,916
4.000%, 05/15/2035 (Callable 05/15/2025)	175,000	155,777
Pinellas County School Board,
5.000%, 07/01/2033 (Callable 07/01/2027)	515,000	561,031
Reedy Creek Improvement District,
4.000%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,021,956
School Board of Miami-Dade County:
5.000%, 02/01/2028 (Callable 02/01/2026)	3,500,000	3,747,288
5.000%, 11/01/2030 (Callable 11/01/2024)	660,000	692,714
School District of Broward County,
5.000%, 07/01/2036 (Callable 07/01/2032)	3,000,000	3,370,284
Seminole County Industrial
Development Authority:
4.000%, 06/15/2028(3)	245,000	236,436
4.000%, 06/15/2029(3)	260,000	248,277
4.000%, 06/15/2030(3)	270,000	254,670
4.000%, 06/15/2036
(Callable 06/15/2031)(3)	315,000	279,556
4.000%, 06/15/2041
(Callable 06/15/2031)(3)	420,000	357,005
State of Florida,
4.000%, 06/01/2031 (Callable 06/01/2026)	725,000	761,911
Tender Option Bond Trust:
1.110%, 06/15/2043 (Callable 12/15/2029)
(Optional Put Date 07/07/2022)(1)(3)	2,830,000	2,830,000
0.980%, 04/01/2053 (Callable 04/01/2028)
(Optional Put Date 07/07/2022)(1)(3)	4,000,000	4,000,000
University Park Recreation District,
2.750%, 05/01/2023 (Insured by BAM)	270,000	271,715
Village Community Development
District No. 13,
2.625%, 05/01/2024	245,000	239,100
Total Florida
(Cost $119,412,222)		116,731,933	5.8%
Georgia
Atlanta Urban Residential Finance Authority,
2.000%, 09/01/2025
(Mandatory Tender Date 09/01/2024)(1)	5,025,000	4,960,364
Auburn Urban Redevelopment Agency,
4.000%, 10/01/2030 (Insured by BAM)	275,000	288,713
Bartow County Development Authority,
1.800%, 09/01/2029
(Callable 11/19/2026)(1)	4,000,000	3,553,766
Burke County Development Authority:
2.200%, 10/01/2032 (Callable 11/19/2026)	1,250,000	1,162,513
2.250%, 10/01/2032
(Mandatory Tender Date 05/25/2023)(1)	500,000	497,586
0.700%, 11/01/2052
(Optional Put Date 07/01/2022)(1)	6,000,000	6,000,000
Carrollton Payroll Development Authority,
5.000%, 07/01/2029	1,175,000	1,326,338
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 08/01/2022)	225,000	225,412
5.000%, 01/01/2028 (Callable 08/01/2022)	1,000,000	1,001,551
4.000%, 11/01/2038 (Callable 11/01/2027)	2,000,000	2,007,477
City of Monroe GA:
4.000%, 12/01/2036
(Callable 12/01/2030) (Insured by AGM)	500,000	499,594
4.000%, 12/01/2037
(Callable 12/01/2030) (Insured by AGM)	750,000	746,012
Clayton County Development Authority,
4.000%, 07/01/2031 (Callable 07/01/2027)	495,000	508,400
Cobb County Kennestone Hospital Authority,
5.000%, 04/01/2042 (Callable 04/01/2027)	450,000	472,034
Development Authority for Fulton County:
5.000%, 09/01/2026	575,000	628,262
5.000%, 09/01/2027	565,000	625,394
5.000%, 09/01/2028	625,000	698,326
5.000%, 09/01/2029	500,000	564,566
5.000%, 10/01/2029	1,710,000	1,934,612
5.000%, 09/01/2030	1,000,000	1,140,024
5.000%, 09/01/2031	1,000,000	1,147,449
5.000%, 09/01/2032	1,000,000	1,153,216
Development Authority of Appling County,
0.270%, 09/01/2041
(Optional Put Date 07/01/2022)(1)	2,580,000	2,580,000
Development Authority of Bulloch County:
5.000%, 07/01/2030	405,000	459,520
5.000%, 07/01/2031 (Callable 07/01/2030)	420,000	472,754
5.000%, 07/01/2032 (Callable 07/01/2030)	445,000	497,426
5.000%, 07/01/2033 (Callable 07/01/2030)	465,000	516,159
4.000%, 07/01/2039 (Callable 07/01/2030)	305,000	306,069
Development Authority of Cobb County:
5.000%, 07/15/2028 (Callable 07/15/2027)	305,000	338,331
5.000%, 06/01/2035 (Callable 06/01/2027)	645,000	701,088
Development Authority of Monroe County,
1.500%, 01/01/2039
(Mandatory Tender Date 02/03/2025)(1)	3,740,000	3,584,364
Gainesville & Hall County Hospital Authority,
5.000%, 02/15/2029 (Callable 02/15/2027)	485,000	519,242
George L Smith II Congress Center Authority,
4.000%, 01/01/2036 (Callable 01/01/2031)	1,050,000	960,344
Georgia Housing & Finance Authority,
3.600%, 12/01/2033 (Callable 06/01/2027)	450,000	436,495
Main Street Natural Gas, Inc.:
5.000%, 05/15/2034 (Callable 05/15/2029)	1,530,000	1,607,438
1.898%, 04/01/2048 (1 Month LIBOR
USD + 0.750%) (Callable 06/01/2023)
(Mandatory Tender Date 09/01/2023)(2)	1,765,000	1,752,270
1.978%, 08/01/2048 (1 Month LIBOR
USD + 0.830%) (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	2,795,000	2,773,434

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Main Street Natural Gas, Inc.: (cont.)
4.000%, 03/01/2050 (Callable 06/01/2026)
(Mandatory Tender Date 09/01/2026)(1)	$9,000,000	$9,028,672
4.000%, 08/01/2052 (Callable 05/01/2027)
(Mandatory Tender Date 11/01/2027)(1)(3)	13,000,000	12,785,669
Municipal Electric Authority of Georgia,
0.000%, 01/01/2032	500,000	340,915
Private Colleges & Universities Authority:
5.000%, 06/01/2027	420,000	457,040
5.000%, 06/01/2028	495,000	542,368
5.000%, 06/01/2029	400,000	441,676
4.000%, 06/01/2034 (Callable 06/01/2031)	395,000	398,366
4.000%, 06/01/2035 (Callable 06/01/2031)	500,000	499,185
Tender Option Bond Trust,
1.110%, 12/15/2051 (Callable 12/15/2029)
(Optional Put Date 07/07/2022)(1)(3)	2,220,000	2,220,000
Troup County School District,
5.000%, 08/01/2024 (Insured by ST AID)	5,025,000	5,328,833
Valdosta Housing Authority,
1.250%, 02/01/2025
(Mandatory Tender Date 02/01/2024)(1)	5,285,000	5,170,639
Total Georgia
(Cost $90,222,341)		85,859,906	4.2%
Hawaii
City & County of Honolulu HI,
5.000%, 09/01/2040 (Callable 09/01/2028)	450,000	494,148
Total Hawaii
(Cost $552,274)		494,148	0.0%
Idaho
Idaho Housing & Finance Association,
5.000%, 08/15/2026	1,000,000	1,101,265
Total Idaho
(Cost $1,109,726)		1,101,265	0.1%
Illinois
Adams & Hancock Counties
Community Unit School District No. 4:
4.000%, 12/01/2027
(Callable 12/01/2025) (Insured by BAM)	290,000	302,891
4.000%, 12/01/2029
(Callable 12/01/2025) (Insured by BAM)	310,000	322,980
4.000%, 12/01/2030
(Callable 12/01/2025) (Insured by BAM)	325,000	338,816
4.000%, 12/01/2032
(Callable 12/01/2025) (Insured by BAM)	350,000	364,672
Bourbonnais Township Park District,
4.000%, 12/15/2023 (Insured by BAM)	100,000	101,936
Bureau County Township
High School District No. 502,
4.000%, 12/01/2031 (Pre-refunded
to 12/01/2027) (Insured by BAM)	1,330,000	1,434,710
Channahon Park District:
4.000%, 12/15/2031
(Callable 12/15/2029) (Insured by BAM)	460,000	480,513
4.000%, 12/15/2034
(Callable 12/15/2029) (Insured by BAM)	510,000	527,002
4.000%, 12/15/2036
(Callable 12/15/2029) (Insured by BAM)	950,000	975,934
4.000%, 12/15/2038
(Callable 12/15/2029) (Insured by BAM)	595,000	602,057
Chicago Board of Education:
5.000%, 12/01/2023 (Insured by AGM)	1,000,000	1,037,651
7.000%, 12/01/2044 (Callable 12/01/2025)	1,375,000	1,489,557
6.500%, 12/01/2046 (Callable 12/01/2026)	1,000,000	1,079,895
Chicago O’Hare International Airport:
5.000%, 01/01/2027 (Callable 01/01/2023)	250,000	253,228
5.000%, 01/01/2035 (Callable 01/01/2026)	790,000	828,508
Chicago Park District:
5.000%, 01/01/2024	580,000	602,375
5.000%, 01/01/2028 (Callable 01/01/2024)	1,000,000	1,028,049
Chicago Transit Authority,
5.250%, 12/01/2049 (Callable 12/01/2024)	1,700,000	1,749,296
City of Chicago Heights IL:
4.000%, 12/01/2028 (Insured by BAM)	200,000	208,602
4.000%, 12/01/2029 (Insured by BAM)	250,000	259,764
4.000%, 12/01/2030
(Callable 12/01/2029) (Insured by BAM)	350,000	358,578
4.000%, 12/01/2031
(Callable 12/01/2029) (Insured by BAM)	365,000	372,447
City of Chicago IL:
5.000%, 01/01/2024	250,000	256,451
0.000%, 01/01/2027 (Insured by NATL)	195,000	165,137
0.000%, 01/01/2028 (Insured by NATL)	2,195,000	1,775,835
5.000%, 11/01/2028
(Callable 11/01/2027) (Insured by AGM)	625,000	695,509
5.000%, 01/01/2030
(Callable 01/01/2024) (Insured by AGM)	445,000	458,051
4.000%, 11/01/2032
(Callable 11/01/2024) (Insured by BAM)	200,000	202,956
5.000%, 11/01/2033
(Callable 11/01/2027) (Insured by AGM)	375,000	404,614
5.000%, 01/01/2034 (Callable 01/01/2024)	1,000,000	1,016,750
5.000%, 01/01/2035
(Callable 01/01/2027) (Insured by AGM)	510,000	542,756
5.000%, 11/01/2036
(Callable 11/01/2027) (Insured by AGM)	260,000	279,372
4.000%, 11/01/2037 (Callable 11/01/2022)	9,000,000	9,007,368
5.000%, 01/01/2039
(Callable 01/01/2024) (Insured by AGM)	3,220,000	3,290,013
City of Country Club Hills IL,
3.000%, 01/01/2030 (Insured by BAM)	330,000	322,894
City of Decatur IL:
4.250%, 03/01/2030
(Callable 03/01/2024) (Insured by BAM)	250,000	255,843
5.000%, 03/01/2034
(Callable 03/01/2026) (Insured by BAM)	905,000	980,510
City of Rockford IL,
3.000%, 12/15/2022 (Insured by AGM)	150,000	150,941
Clinton, Bond, Fayette, Etc. Counties
Community College District No. 501,
5.000%, 12/01/2028 (Insured by AGM)	500,000	565,457
Cook County Community
Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	193,373
Cook County School District No. 111,
4.000%, 12/01/2025 (Insured by AGM)	1,000,000	1,043,406
Cook County School District No. 130:
5.000%, 12/01/2027
(Callable 12/01/2025) (Insured by AGM)	1,210,000	1,314,966
5.000%, 12/01/2028
(Callable 12/01/2025) (Insured by AGM)	1,000,000	1,084,697
Cook County School District No. 163:
6.000%, 12/15/2025 (Insured by BAM)	430,000	480,437
6.000%, 12/15/2027 (Insured by BAM)	1,150,000	1,342,067
Cook County School District No. 83,
5.625%, 06/01/2033	815,000	956,971
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Cook County School District No. 99:
4.000%, 12/01/2028 (Insured by BAM)	$1,170,000	$1,244,691
4.000%, 12/01/2029 (Insured by BAM)	2,425,000	2,585,140
4.000%, 12/01/2030 (Insured by BAM)	250,000	265,213
County of Cook IL,
5.000%, 11/15/2031 (Callable 11/15/2030)	1,500,000	1,663,460
County of Lake IL,
3.500%, 11/30/2030 (Callable 11/30/2024)	500,000	506,733
County of Sangamon IL:
3.000%, 12/15/2038
(Callable 12/15/2029) (Insured by BAM)	825,000	708,860
3.000%, 12/15/2039
(Callable 12/15/2029) (Insured by BAM)	700,000	593,625
4.000%, 12/15/2040
(Callable 12/15/2029) (Insured by BAM)	300,000	302,944
3.000%, 12/15/2041
(Callable 12/15/2029) (Insured by BAM)	600,000	494,812
Crawford County Community
Unit School District No. 2,
4.000%, 12/01/2024 (Insured by AGM)	1,000,000	1,034,302
Crawford Hospital District,
4.000%, 01/01/2031
(Callable 01/01/2029) (Insured by AGM)	345,000	354,520
DuPage County Community
Unit School District No. 200,
4.000%, 06/01/2038 (Callable 06/01/2026)	100,000	101,077
DuPage County High School District No. 87,
5.000%, 01/01/2029 (Callable 01/01/2025)	315,000	335,444
DuPage County School District No. 60:
4.000%, 12/30/2035 (Callable 12/30/2027)	2,445,000	2,498,068
4.000%, 12/30/2036 (Callable 12/30/2027)	1,000,000	1,019,755
Exceptional Children Have Opportunities:
4.000%, 12/01/2034 (Callable 12/01/2029)	765,000	777,143
4.000%, 12/01/2035 (Callable 12/01/2029)	645,000	656,672
Ford, Champaign Counties
Community Unit School District No. 10,
5.000%, 12/01/2027
(Callable 12/01/2026) (Insured by AGM)	600,000	666,669
Hampshire Special Service Area No. 13:
3.000%, 03/01/2029
(Callable 03/01/2027) (Insured by BAM)	100,000	95,164
3.250%, 03/01/2032
(Callable 03/01/2027) (Insured by BAM)	165,000	154,121
3.300%, 03/01/2033
(Callable 03/01/2027) (Insured by BAM)	175,000	162,406
3.350%, 03/01/2034
(Callable 03/01/2027) (Insured by BAM)	185,000	170,932
3.400%, 03/01/2035
(Callable 03/01/2027) (Insured by BAM)	195,000	179,737
3.450%, 03/01/2036
(Callable 03/01/2027) (Insured by BAM)	205,000	188,520
3.500%, 03/01/2037
(Callable 03/01/2027) (Insured by BAM)	100,000	91,952
Henry & Whiteside Counties Community
Unit School District No. 228,
5.000%, 08/15/2031
(Callable 08/15/2025) (Insured by AGM)	270,000	290,727
Hoffman Estates Park District,
4.000%, 12/01/2044 (Callable 12/01/2024)	800,000	801,822
Huntley Area Public Library District,
5.000%, 02/01/2037 (Callable 02/01/2029)	500,000	548,712
Illinois Development Finance Authority,
2.450%, 11/15/2039
(Mandatory Tender Date 03/03/2026)(1)	1,125,000	1,110,101
Illinois Educational Facilities Authority:
4.000%, 11/01/2036 (Callable 11/01/2022)	1,065,000	1,074,024
4.500%, 11/01/2036 (Callable 11/01/2024)	160,000	163,122
Illinois Finance Authority:
5.000%, 10/01/2023	105,000	107,712
5.000%, 11/01/2024	1,100,000	1,144,943
5.000%, 01/01/2029
(Pre-refunded to 01/01/2027)	475,000	529,025
5.000%, 02/15/2029 (Callable 02/15/2027)	3,275,000	3,589,811
5.000%, 10/01/2030 (Callable 10/01/2026)	140,000	148,521
4.000%, 11/15/2031 (Callable 11/15/2026)	205,000	208,643
4.000%, 12/15/2032 (Callable 12/15/2029)	625,000	641,401
4.000%, 05/15/2034 (Callable 05/15/2026)	300,000	301,331
2.264%, 11/01/2034 (SOFR + 1.200%)
(Callable 03/01/2025) (Mandatory Tender
Date 09/01/2025)(2)	8,000,000	7,936,466
4.000%, 12/01/2040 (Callable 12/01/2027)	270,000	266,633
4.000%, 09/01/2041 (Callable 09/01/2026)	240,000	223,925
5.000%, 10/01/2041 (Callable 10/01/2026)	1,400,000	1,458,704
4.000%, 12/01/2042 (Callable 12/01/2027)	275,000	268,567
6.000%, 07/01/2043 (Callable 07/01/2023)	1,000,000	1,034,562
0.770%, 12/01/2046 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	5,400,000	5,400,000
6.000%, 10/01/2048 (Callable 10/01/2022)	1,000,000	1,001,334
Illinois Housing Development Authority:
2.375%, 04/01/2025 (Mandatory Tender
Date 04/01/2024) (Insured by HUD)(1)	3,535,000	3,526,476
3.100%, 02/01/2035 (Callable 02/01/2026)	365,000	363,636
4.000%, 03/01/2043 (Callable 08/01/2024)
(Mandatory Tender Date 12/01/2024)(1)	2,800,000	2,858,595
2.450%, 06/01/2043
(Callable 01/01/2023) (Insured by GNMA)	332,471	270,676
0.780%, 04/01/2045 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)
(Insured by GNMA)(1)	2,000,000	2,000,000
4.250%, 10/01/2049
(Callable 04/01/2028) (Insured by GNMA)	1,260,000	1,286,543
1.780%, 05/15/2050
(SIFMA Municipal Swap Index + 1.000%)
(Callable 11/15/2024) (Mandatory Tender
Date 05/15/2025)(2)	425,000	427,279
Illinois Municipal Electric Agency,
4.000%, 02/01/2034 (Callable 08/01/2025)	300,000	296,588
Illinois Sports Facilities Authority:
5.000%, 06/15/2028	1,900,000	1,941,046
5.000%, 06/15/2029	1,750,000	1,789,053
5.000%, 06/15/2029 (Insured by BAM)	2,500,000	2,766,116
5.000%, 06/15/2030
(Callable 06/15/2029) (Insured by BAM)	1,155,000	1,271,275
Illinois State Toll Highway Authority:
5.000%, 12/01/2032 (Callable 01/01/2026)	645,000	685,830
5.000%, 01/01/2036 (Callable 01/01/2025)	5,000,000	5,195,294
5.000%, 01/01/2037 (Callable 01/01/2025)	2,400,000	2,489,857
5.000%, 01/01/2037 (Callable 01/01/2026)	1,345,000	1,410,814
5.000%, 01/01/2039 (Callable 01/01/2025)	1,500,000	1,551,329
5.000%, 01/01/2042 (Callable 01/01/2028)	500,000	533,603
Illinois State University,
5.000%, 04/01/2031
(Callable 04/01/2028) (Insured by AGM)	500,000	557,418
Jo Daviess County Community
Unit School District No. 119:
4.000%, 12/01/2034
(Callable 12/01/2028) (Insured by AGM)	345,000	361,660
4.000%, 12/01/2034
(Callable 12/01/2028) (Insured by AGM)	280,000	294,351

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Jo Daviess County Community
Unit School District No. 119: (cont.)
4.000%, 12/01/2037
(Callable 12/01/2028) (Insured by AGM)	$380,000	$395,761
4.000%, 12/01/2037
(Callable 12/01/2028) (Insured by AGM)	310,000	324,501
4.000%, 12/01/2039
(Callable 12/01/2028) (Insured by AGM)	285,000	295,620
4.000%, 12/01/2039
(Callable 12/01/2028) (Insured by AGM)	230,000	239,920
4.000%, 12/01/2041
(Callable 12/01/2028) (Insured by AGM)	305,000	315,176
4.000%, 12/01/2041
(Callable 12/01/2028) (Insured by AGM)	445,000	462,706
Joliet Park District:
4.000%, 02/01/2030
(Callable 02/01/2024) (Insured by BAM)	250,000	254,776
4.000%, 02/01/2033
(Callable 02/01/2023) (Insured by AGM)	315,000	317,230
Kane & DeKalb Counties
Community Unit School District No. 301,
5.000%, 01/01/2031 (Callable 01/01/2027)	565,000	620,327
Kane McHenry Cook & De Kalb Counties
Unit School District No. 300,
5.250%, 01/01/2033 (Callable 01/01/2023)	1,000,000	1,013,619
Kankakee County School District No. 111,
4.000%, 01/01/2025 (Insured by BAM)	480,000	499,488
Kendall Kane & Will Counties Community
Unit School District No. 308:
5.000%, 02/01/2027 (Insured by BAM)	1,410,000	1,554,713
5.000%, 02/01/2028 (Insured by BAM)	3,060,000	3,415,041
4.000%, 02/01/2030
(Callable 02/01/2025) (Insured by BAM)	2,550,000	2,615,045
4.750%, 10/01/2031 (Callable 10/01/2023)	1,000,000	1,028,860
Knox & Warren Counties Community
Unit School District No. 205:
4.000%, 01/01/2034
(Callable 01/01/2028) (Insured by BAM)	855,000	878,329
4.000%, 01/01/2036
(Callable 01/01/2028) (Insured by BAM)	920,000	941,611
Lake County Community
Unit School District No. 187,
4.000%, 01/01/2035
(Callable 01/01/2027) (Insured by BAM)	1,190,000	1,207,915
Lake County Consolidated
High School District No. 120:
5.500%, 12/01/2037 (Callable 12/01/2032)	750,000	840,452
5.500%, 12/01/2038 (Callable 12/01/2032)	840,000	940,238
5.500%, 12/01/2040 (Callable 12/01/2032)	1,510,000	1,678,213
5.500%, 12/01/2041 (Callable 12/01/2032)	890,000	987,064
Lake County School District No. 33:
0.000%, 12/01/2026	525,000	452,127
0.000%, 12/01/2028	335,000	264,283
Lake County Township
High School District No. 113,
4.000%, 01/01/2032 (Callable 01/01/2029)	4,130,000	4,260,442
Macon & De Witt Counties
Community Unit School District No. 2:
4.000%, 12/01/2036
(Callable 12/01/2030) (Insured by AGM)	835,000	856,905
4.000%, 12/01/2037
(Callable 12/01/2030) (Insured by AGM)	400,000	407,135
4.000%, 12/01/2041
(Callable 12/01/2030) (Insured by AGM)	1,175,000	1,189,687
4.000%, 12/01/2044
(Callable 12/01/2030) (Insured by AGM)	1,150,000	1,139,568
Macon County School District No. 61:
4.000%, 12/01/2034
(Callable 12/01/2028) (Insured by AGM)	150,000	152,096
4.000%, 12/01/2037
(Callable 12/01/2028) (Insured by AGM)	200,000	199,988
5.000%, 12/01/2040
(Callable 12/01/2028) (Insured by AGM)	580,000	637,935
4.000%, 01/01/2045
(Callable 01/01/2027) (Insured by AGM)	3,000,000	2,869,221
Macoupin, Sangaman, &
Montgomery Government Bonds,
4.250%, 12/01/2032
(Callable 12/01/2023) (Insured by AGM)	685,000	691,763
Madison & Jersey Counties
Unit School District No. 11,
5.000%, 03/01/2028
(Callable 03/01/2027) (Insured by BAM)	1,185,000	1,297,355
Madison County Community
Unit School District No. 8:
4.000%, 12/01/2035
(Callable 12/01/2028) (Insured by BAM)	1,000,000	1,023,954
4.000%, 12/01/2037
(Callable 12/01/2028) (Insured by BAM)	1,740,000	1,758,561
4.000%, 12/01/2039
(Callable 12/01/2028) (Insured by BAM)	1,000,000	1,008,862
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023 (Insured by NATL)	65,000	66,932
0.000%, 06/15/2029 (Insured by NATL)	1,400,000	1,074,752
Metropolitan Water Reclamation
District of Greater Chicago,
5.000%, 12/01/2034 (Callable 12/01/2026)	1,500,000	1,637,734
Northern Illinois University:
5.000%, 10/01/2028 (Insured by BAM)	325,000	359,352
5.000%, 10/01/2029 (Insured by BAM)	300,000	334,440
4.000%, 10/01/2033
(Callable 04/01/2031) (Insured by BAM)	500,000	507,982
4.000%, 10/01/2034
(Callable 04/01/2031) (Insured by BAM)	485,000	490,482
4.000%, 10/01/2035
(Callable 04/01/2031) (Insured by BAM)	1,000,000	1,005,475
4.000%, 10/01/2038
(Callable 04/01/2031) (Insured by BAM)	1,000,000	979,974
4.000%, 10/01/2039
(Callable 04/01/2031) (Insured by BAM)	425,000	413,690
4.000%, 10/01/2040
(Callable 04/01/2031) (Insured by BAM)	400,000	387,920
4.000%, 10/01/2041
(Callable 04/01/2031) (Insured by BAM)	425,000	408,123
4.000%, 10/01/2043
(Callable 04/01/2031) (Insured by BAM)	625,000	593,024
Ogle & Winnebago Counties
Community Unit School District No. 223,
5.000%, 12/01/2023 (Insured by BAM)	415,000	430,625
Peoria City School District No. 150,
5.000%, 01/01/2026 (Insured by BAM)	330,000	356,782
Regional Transportation Authority,
5.750%, 06/01/2029 (Insured by AGM)	5,000,000	5,715,772
Richland County Community
Unit School District No. 1:
5.000%, 12/01/2030 (Pre-refunded
to 12/01/2024) (Insured by AGM)	155,000	165,372
4.000%, 12/01/2033
(Callable 12/01/2024) (Insured by AGM)	1,750,000	1,774,867

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Southwestern Illinois Development Authority,
0.000%, 12/01/2023 (Insured by AGM)	$100,000	$96,405
St. Clair County Community
Unit School District No. 187,
4.000%, 01/01/2028
(ETM) (Insured by AGM)	245,000	264,023
St. Clair County High School District No. 201:
4.000%, 02/01/2029
(Callable 02/01/2028) (Insured by BAM)	1,375,000	1,402,047
4.000%, 02/01/2030
(Callable 02/01/2028) (Insured by BAM)	1,335,000	1,364,203
4.000%, 02/01/2031
(Callable 02/01/2028) (Insured by BAM)	1,475,000	1,507,808
State of Illinois:
5.000%, 03/01/2025	7,000,000	7,355,576
5.000%, 01/01/2029 (Callable 01/01/2026)	1,005,000	1,052,286
5.500%, 07/01/2033 (Callable 07/01/2023)	410,000	418,583
4.000%, 06/15/2038
(Callable 06/15/2028) (Insured by BAM)	2,500,000	2,510,393
Tazewell County School District No. 51,
9.000%, 12/01/2026 (Insured by NATL)	1,060,000	1,339,568
Town of Cicero IL:
4.000%, 01/01/2028 (Insured by BAM)	1,265,000	1,309,877
4.000%, 01/01/2029 (Insured by BAM)	815,000	838,785
University of Illinois,
5.000%, 04/01/2044 (Callable 04/01/2024)	685,000	702,076
Upper Illinois River Valley
Development Authority:
5.000%, 12/01/2023	700,000	721,534
5.000%, 12/01/2024	585,000	612,072
4.000%, 01/01/2031
(Callable 01/01/2027)(3)	245,000	223,608
5.000%, 01/01/2045
(Callable 01/01/2027)(3)	615,000	553,620
Village of Bartlett IL,
3.000%, 12/01/2033 (Callable 12/01/2028)	450,000	429,611
Village of Cary IL,
4.000%, 12/15/2038 (Callable 12/15/2029)	750,000	756,772
Village of Crestwood IL,
4.000%, 12/15/2027
(Callable 12/15/2025) (Insured by BAM)	330,000	340,368
Village of Franklin Park IL,
4.000%, 07/01/2029
(Callable 07/01/2025) (Insured by AGM)	450,000	468,040
Village of Matteson IL:
4.000%, 12/01/2028 (Insured by BAM)	300,000	315,818
4.000%, 12/01/2030 (Insured by BAM)	300,000	315,642
Village of Minooka IL,
2.540%, 12/01/2034
(Callable 12/01/2029) (Insured by AGM)	220,000	180,127
Village of River Grove IL:
4.000%, 12/15/2027
(Callable 12/15/2026) (Insured by BAM)	135,000	139,767
4.000%, 12/15/2028
(Callable 12/15/2026) (Insured by BAM)	205,000	211,144
4.000%, 12/15/2035
(Callable 12/15/2030) (Insured by BAM)	250,000	257,041
4.000%, 12/15/2038
(Callable 12/15/2030) (Insured by BAM)	795,000	810,958
Village of Romeoville IL,
5.000%, 10/01/2042 (Callable 04/01/2025)	100,000	101,815
Village of Rosemont IL,
5.000%, 12/01/2046
(Callable 12/01/2026) (Insured by AGM)	130,000	140,535
Village of Stone Park IL:
4.750%, 02/01/2029
(Callable 02/01/2023) (Insured by BAM)	230,000	232,641
4.750%, 02/01/2031
(Callable 02/01/2023) (Insured by BAM)	310,000	313,267
4.750%, 02/01/2032
(Callable 02/01/2023) (Insured by BAM)	275,000	277,803
4.750%, 02/01/2033
(Callable 02/01/2023) (Insured by BAM)	190,000	191,877
5.000%, 02/01/2035
(Callable 02/01/2029) (Insured by BAM)	300,000	329,609
5.000%, 02/01/2036
(Callable 02/01/2029) (Insured by BAM)	225,000	246,829
4.000%, 02/01/2038
(Callable 02/01/2029) (Insured by BAM)	150,000	153,387
Whiteside & Lee Counties
Community Unit School District No. 5:
4.000%, 12/01/2028 (Insured by AGM)	535,000	559,586
4.000%, 12/01/2031
(Callable 12/01/2029) (Insured by AGM)	630,000	646,968
4.000%, 12/01/2032
(Callable 12/01/2029) (Insured by AGM)	500,000	511,155
4.000%, 12/01/2033
(Callable 12/01/2029) (Insured by AGM)	685,000	696,903
Will County Community
High School District No. 210:
0.000%, 01/01/2023 (Insured by AGM)	215,000	212,826
0.000%, 01/01/2026 (Insured by AGM)	265,000	238,574
0.000%, 01/01/2027 (Insured by BAM)	1,120,000	972,211
0.000%, 01/01/2027 (Insured by AGM)	115,000	99,825
0.000%, 01/01/2028 (Insured by BAM)	1,140,000	950,572
0.000%, 01/01/2028	60,000	49,761
0.000%, 01/01/2028 (Insured by AGM)	180,000	150,090
5.000%, 01/01/2028 (Callable 01/01/2023)	1,500,000	1,511,977
0.000%, 01/01/2029	145,000	115,007
5.000%, 01/01/2030 (Callable 01/01/2023)	1,000,000	1,006,516
5.000%, 01/01/2031 (Callable 01/01/2023)	3,650,000	3,671,681
0.000%, 01/01/2032	110,000	75,664
0.000%, 01/01/2033 (Insured by BAM)	825,000	545,272
4.000%, 01/01/2034
(Callable 01/01/2029) (Insured by AGM)	410,000	416,291
Will County Community
Unit School District No. 201-U:
4.000%, 01/01/2033
(Callable 01/01/2028) (Insured by AGM)	245,000	251,260
4.000%, 01/01/2034
(Callable 01/01/2028) (Insured by AGM)	785,000	803,261
4.000%, 01/01/2035
(Callable 01/01/2028) (Insured by AGM)	480,000	491,573
Winnebago & Boone Counties
Community High School District No. 207,
4.000%, 02/01/2036
(Callable 02/01/2027) (Insured by BAM)	1,000,000	1,034,059
Total Illinois
(Cost $225,026,124)		217,721,652	10.7%
Indiana
Bloomington Redevelopment District:
5.000%, 02/01/2025	325,000	346,176
5.000%, 08/01/2025	335,000	360,249
5.250%, 08/01/2036 (Callable 08/01/2029)	3,450,000	3,892,944
5.250%, 08/01/2036 (Callable 08/01/2029)	1,600,000	1,805,423
Carmel Redevelopment Authority,
4.000%, 08/01/2033
(Pre-refunded to 08/01/2022)	250,000	250,503

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
City of Jeffersonville IN,
5.000%, 01/01/2030
(Callable 01/01/2028) (Insured by BAM)	$325,000	$363,925
City of Kendallville IN,
3.500%, 11/01/2024
(Mandatory Tender Date 11/01/2023)(1)	5,000,000	5,047,214
City of Lawrence IN,
5.000%, 01/01/2027 (Insured by BAM)	385,000	424,296
Elkhart County Building Corp.:
4.000%, 06/01/2026 (Insured by BAM)	1,795,000	1,890,502
4.000%, 12/01/2026 (Insured by BAM)	1,830,000	1,935,888
4.000%, 06/01/2027 (Insured by BAM)	1,870,000	1,985,371
4.000%, 12/01/2027 (Insured by BAM)	1,900,000	2,022,797
Evansville Park District,
5.000%, 08/15/2036
(Callable 02/15/2028) (Insured by BAM)	1,335,000	1,474,989
Evansville Waterworks District:
5.000%, 07/01/2042
(Callable 01/01/2032) (Insured by BAM)	900,000	990,022
5.000%, 07/01/2047
(Callable 01/01/2032) (Insured by BAM)	2,150,000	2,343,439
4.250%, 01/01/2049
(Callable 01/01/2032) (Insured by BAM)	750,000	727,659
Franklin Township-Marion
County Multiple School Building Corp.,
5.000%, 01/15/2035
(Callable 01/15/2023) (Insured by ST AID)	505,000	513,198
Greater Clark Building Corp.:
6.000%, 07/15/2034
(Callable 07/15/2032) (Insured by ST AID)	1,080,000	1,328,310
6.000%, 01/15/2042
(Callable 07/15/2032) (Insured by ST AID)	1,000,000	1,217,629
Hammond Multi-School Building Corp.:
4.500%, 07/15/2026
(Callable 01/15/2024) (Insured by ST AID)	625,000	645,699
5.000%, 07/15/2038
(Callable 01/15/2028) (Insured by ST AID)	3,105,000	3,295,436
Hammond Sanitary District:
5.000%, 07/15/2026 (Insured by BAM)	610,000	669,520
5.000%, 01/15/2028
(Callable 07/15/2027) (Insured by BAM)	315,000	352,240
Indiana Bond Bank:
1.440%, 10/15/2022 (SIFMA Municipal
Swap Index + 0.660%)(2)	225,000	224,672
1.670%, 10/15/2022
(3 Month LIBOR USD + 0.970%)(2)	535,000	533,695
Indiana Finance Authority:
5.000%, 10/01/2023	180,000	185,094
5.000%, 07/01/2027	1,445,000	1,570,526
5.000%, 09/01/2027	1,595,000	1,658,845
5.000%, 10/01/2027	245,000	261,683
5.000%, 07/01/2028	1,515,000	1,653,956
5.000%, 09/01/2028	1,675,000	1,733,111
5.000%, 10/01/2028 (Callable 10/01/2027)	1,000,000	1,066,175
5.000%, 10/01/2029	220,000	236,135
5.250%, 02/01/2030 (Callable 08/01/2025)	525,000	568,431
2.500%, 11/01/2030	2,825,000	2,458,025
4.250%, 11/01/2030	3,000,000	2,954,602
5.000%, 10/01/2031	250,000	268,359
5.000%, 10/01/2032 (Callable 10/01/2023)	3,520,000	3,588,438
5.000%, 10/01/2033 (Callable 10/01/2031)	170,000	181,212
4.000%, 05/01/2035
(Pre-refunded to 05/01/2023)	290,000	295,621
4.000%, 10/01/2035 (Callable 10/01/2031)	820,000	792,526
3.750%, 10/01/2037 (Callable 10/01/2023)	380,000	342,936
3.750%, 10/01/2042 (Callable 10/01/2023)	220,000	190,032
4.000%, 10/01/2052 (Callable 04/01/2032)	2,500,000	2,353,743
Indiana Housing &
Community Development Authority:
2.000%, 04/01/2025
(Mandatory Tender Date 04/01/2024)(1)	3,000,000	2,973,752
3.000%, 07/01/2050
(Callable 07/01/2030) (Insured by GNMA)	130,000	127,168
Indiana Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2025)	1,000,000	1,060,910
Indiana University,
4.000%, 08/01/2035 (Callable 08/01/2027)	80,000	81,542
Indianapolis Board of School Commissioners:
5.000%, 01/15/2024 (Insured by ST AID)	325,000	339,293
5.000%, 01/15/2025 (Insured by ST AID)	515,000	548,597
5.000%, 01/15/2026 (Insured by ST AID)	875,000	947,553
Indianapolis Local Public
Improvement Bond Bank:
5.000%, 01/01/2033
(Pre-refunded to 01/01/2025)	500,000	535,714
5.000%, 02/01/2035 (Callable 12/29/2023)	200,000	208,677
5.000%, 02/01/2036 (Callable 12/29/2023)	750,000	782,313
5.000%, 02/01/2049 (Callable 02/01/2029)	1,000,000	1,089,667
5.000%, 02/01/2054 (Callable 02/01/2029)	1,885,000	2,048,603
IPS Multi-School Building Corp.,
5.000%, 07/15/2026
(Callable 01/15/2025) (Insured by ST AID)	925,000	982,298
Kankakee Valley Middle School Building Corp.,
5.000%, 01/15/2029 (Insured by ST AID)	1,000,000	1,133,798
Plainfield Redevelopment Authority,
3.000%, 08/01/2024 (Insured by ST AID)	360,000	362,247
Taylor Community School Building Corp.,
0.000%, 07/15/2029
(Callable 07/15/2025) (Insured by ST AID)	360,000	282,497
Tri-Creek 2002 High School Building Corp.,
4.000%, 07/15/2039
(Callable 07/15/2028) (Insured by ST AID)	345,000	359,089
Westfield High School Building Corp.:
5.000%, 01/15/2029
(Callable 01/15/2026) (Insured by ST AID)	250,000	271,258
5.000%, 01/15/2030
(Callable 01/15/2026) (Insured by ST AID)	300,000	325,403
Wheeler-Union Township
School Building Corp.,
5.000%, 01/15/2042 (Callable
07/15/2030) (Insured by ST AID)(6)	1,225,000	1,333,938
Total Indiana
(Cost $74,858,141)		72,795,563	3.6%
Iowa
City of Coralville IA:
4.000%, 05/01/2023	280,000	284,226
4.000%, 06/01/2023	135,000	136,582
4.000%, 05/01/2024	560,000	574,830
3.000%, 06/01/2024	290,000	289,203
4.000%, 05/01/2030 (Callable 05/01/2029)	1,000,000	1,015,423
3.000%, 05/01/2033 (Callable 05/01/2029)	1,000,000	914,838
County of Carroll IA,
5.000%, 06/01/2035 (Callable 06/01/2027)	645,000	709,105
Iowa Finance Authority:
4.000%, 05/15/2023	200,000	200,547
4.000%, 05/15/2024	250,000	250,123

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Iowa Finance Authority: (cont.)
5.000%, 01/01/2028 (Insured by GNMA)	$930,000	$1,039,033
3.500%, 01/01/2047
(Callable 07/01/2026) (Insured by GNMA)	235,000	235,875
4.000%, 07/01/2047
(Callable 07/01/2028) (Insured by GNMA)	1,540,000	1,562,328
1.610%, 05/15/2056 (SOFR + 0.550%)
(Callable 05/15/2025) (Mandatory Tender
Date 05/15/2026)(2)	2,000,000	1,894,156
Iowa Higher Education Loan Authority:
3.000%, 04/01/2029	870,000	845,707
3.000%, 04/01/2030	650,000	623,050
3.000%, 04/01/2031	525,000	494,425
5.000%, 10/01/2034
(Callable 10/01/2030)(6)	300,000	314,712
5.000%, 10/01/2035
(Callable 10/01/2030)(6)	360,000	375,652
5.000%, 10/01/2036
(Callable 10/01/2030)(6)	365,000	378,900
4.750%, 10/01/2042
(Callable 10/01/2030)(6)	750,000	750,550
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)
(Mandatory Tender Date 09/01/2026)(1)	3,000,000	3,149,703
Southern Iowa Rural Water Association,
3.000%, 12/01/2032
(Callable 12/01/2028) (Insured by AGM)	1,030,000	964,947
Total Iowa
(Cost $17,898,772)		17,003,915	0.8%
Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	425,000	402,206
City of Goddard KS,
3.500%, 06/01/2034 (Callable 12/01/2022)	1,420,000	1,139,608
City of Hutchinson KS,
5.000%, 12/01/2022	140,000	141,510
City of Manhattan KS:
2.375%, 12/01/2022	1,600,000	1,598,072
4.000%, 06/01/2027 (Callable 06/01/2025)	1,300,000	1,281,346
City of Wichita KS,
4.000%, 09/01/2038 (Callable 09/01/2027)	1,540,000	1,570,833
Kansas Power Pool:
4.000%, 12/01/2038 (Callable 12/01/2029)	700,000	718,016
4.000%, 12/01/2040 (Callable 12/01/2029)	1,095,000	1,104,830
Wyandotte County Unified
School District No. 203,
4.000%, 09/01/2048 (Callable 09/01/2028)	1,000,000	995,016
Total Kansas
(Cost $9,706,388)		8,951,437	0.4%
Kentucky
County of Leslie KY,
4.000%, 02/01/2052 (Callable 02/01/2030)	2,085,000	1,912,366
Kentucky Bond Development Corp.,
5.000%, 09/01/2037 (Callable 09/01/2028)	500,000	548,250
Kentucky Economic
Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	420,000	379,608
0.000%, 10/01/2026 (Insured by NATL)	665,000	578,902
0.000%, 10/01/2027 (Insured by NATL)	710,000	593,746
0.000%, 10/01/2028 (Insured by NATL)	870,000	696,314
Kentucky Housing Corp.,
5.850%, 04/01/2048 (Callable 08/01/2022)
(Mandatory Tender Date 04/01/2023)(1)	1,642,002	1,643,651
Kentucky Public Energy Authority:
4.000%, 08/01/2027	550,000	556,793
4.000%, 01/01/2049 (Callable 10/01/2024)
(Mandatory Tender Date 01/01/2025)(1)	765,000	774,177
2.448%, 12/01/2049 (1 Month LIBOR
USD + 1.300%)(Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(2)	2,000,000	1,972,370
4.000%, 12/01/2050 (Callable 03/01/2026)
(Mandatory Tender Date 06/01/2026)(1)	775,000	784,344
Kentucky State University:
5.000%, 11/01/2031 (Insured by BAM)	365,000	422,891
4.000%, 11/01/2033
(Callable 11/01/2031) (Insured by BAM)	260,000	276,083
4.000%, 11/01/2035
(Callable 11/01/2031) (Insured by BAM)	270,000	284,900
4.000%, 11/01/2038
(Callable 11/01/2031) (Insured by BAM)	325,000	335,972
4.000%, 11/01/2041
(Callable 11/01/2031) (Insured by BAM)	250,000	250,854
4.000%, 11/01/2051
(Callable 11/01/2031) (Insured by BAM)	525,000	520,783
4.000%, 11/01/2056
(Callable 11/01/2031) (Insured by BAM)	500,000	490,873
Paducah Electric Plant Board,
5.000%, 10/01/2032
(Callable 10/01/2026) (Insured by AGM)	1,000,000	1,102,976
Paducah Independent School
District Finance Corp.,
3.500%, 09/01/2033
(Callable 09/01/2026) (Insured by ST AID)	300,000	295,104
University of Kentucky,
3.000%, 04/01/2023	1,925,000	1,944,891
Total Kentucky
(Cost $17,316,128)		16,365,848	0.8%
Louisiana
City of Pineville LA:
4.000%, 05/01/2027 (Insured by BAM)	240,000	253,638
4.000%, 05/01/2032 (Insured by BAM)	290,000	305,641
4.000%, 05/01/2034
(Callable 05/01/2032) (Insured by BAM)	400,000	411,696
4.000%, 05/01/2037
(Callable 05/01/2032) (Insured by BAM)	325,000	331,170
4.000%, 05/01/2047
(Callable 05/01/2032) (Insured by BAM)	1,000,000	990,843
4.000%, 05/01/2051
(Callable 05/01/2032) (Insured by BAM)	1,550,000	1,511,877
City of Shreveport LA,
5.000%, 08/01/2023 (Insured by BAM)	350,000	360,711
Louisiana Housing Corp.:
3.500%, 07/01/2025 (Mandatory Tender
Date 07/01/2024) (Insured by HUD)(1)	3,274,000	3,307,611
4.500%, 12/01/2047 (Callable 12/01/2027)	110,000	112,852
Louisiana Local Government
Environmental Facilities &
Community Development Authority:
5.000%, 10/01/2023 (Insured by BAM)	200,000	207,677
5.000%, 10/01/2024 (Insured by BAM)	100,000	106,017
Louisiana Public Facilities Authority:
0.000%, 10/01/2024(7)	125,000	119,600
5.000%, 07/01/2051 (Callable 07/01/2026)	2,500,000	2,546,069
Louisiana State University &
Agricultural & Mechanical College:
5.000%, 07/01/2028 (Callable 07/01/2026)	4,200,000	4,487,554
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Louisiana State University &
Agricultural & Mechanical College: (cont.)
5.000%, 07/01/2030
(Callable 07/01/2026) (Insured by BAM)	$380,000	$403,290
4.000%, 07/01/2032
(Callable 07/01/2026) (Insured by BAM)	485,000	489,459
Morehouse Parish Hospital
Service District No. 1,
4.000%, 10/01/2028 (Callable 10/01/2027)	660,000	641,987
St. Tammany Parish Wide
School District No. 12:
4.000%, 03/01/2035 (Callable 03/01/2027)	100,000	103,570
4.000%, 03/01/2036 (Callable 03/01/2027)	115,000	118,468
Tangipahoa Parish School Board,
4.000%, 03/01/2041
(Callable 03/01/2031) (Insured by AGM)	500,000	511,926
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034 (Insured by AGM)	715,000	453,834
Total Louisiana
(Cost $18,461,313)		17,775,490	0.9%
Maine
City of Portland ME,
5.000%, 01/01/2031 (Callable 01/01/2026)	1,090,000	1,144,332
Maine Health & Higher
Educational Facilities Authority:
4.000%, 07/01/2037
(Callable 07/01/2029) (Insured by ST AID)	230,000	229,063
5.000%, 07/01/2046 (Callable 07/01/2026)	250,000	254,834
Maine State Housing Authority:
3.625%, 11/15/2039 (Callable 11/15/2024)	2,255,000	2,136,692
3.500%, 11/15/2045 (Callable 05/15/2025)	55,000	55,387
4.000%, 11/15/2045 (Callable 11/15/2025)	130,000	131,651
3.500%, 11/15/2046 (Callable 11/15/2025)	10,000	10,056
3.500%, 11/15/2047 (Callable 11/15/2026)	415,000	416,596
4.000%, 11/15/2049 (Callable 05/15/2028)	320,000	324,502
4.000%, 11/15/2050 (Callable 05/15/2029)	835,000	847,451
5.000%, 11/15/2052
(Callable 11/15/2031)(6)	4,000,000	4,236,933
Total Maine
(Cost $10,173,965)		9,787,497	0.5%
Maryland
County of Baltimore MD:
3.000%, 09/01/2027 (Callable 09/01/2022)	1,000,000	1,000,906
4.000%, 09/01/2032 (Callable 09/01/2031)	350,000	367,268
4.000%, 09/01/2033 (Callable 09/01/2031)	230,000	236,745
4.000%, 09/01/2034 (Callable 09/01/2031)	200,000	201,775
4.000%, 09/01/2035 (Callable 09/01/2031)	100,000	100,893
4.000%, 09/01/2036 (Callable 09/01/2031)	135,000	136,244
Maryland Community
Development Administration:
4.700%, 03/01/2046 (Callable 03/01/2031)	2,250,000	2,271,343
3.500%, 03/01/2050 (Callable 03/01/2029)	815,000	815,580
5.000%, 09/01/2052 (Callable 03/01/2031)	7,900,000	8,366,079
Maryland Health & Higher
Educational Facilities Authority:
5.000%, 01/01/2028	300,000	322,012
4.000%, 01/01/2029	980,000	998,895
5.000%, 01/01/2029	290,000	312,205
5.000%, 01/01/2030	185,000	199,582
0.780%, 07/01/2033 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	3,535,000	3,535,000
5.000%, 07/01/2045 (Callable 01/01/2027)
(Mandatory Tender Date 07/01/2027)(1)	780,000	849,935
Maryland Stadium Authority,
5.000%, 06/01/2026	750,000	817,899
Washington Suburban Sanitary Commission,
0.790%, 06/01/2023 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)
(County Guaranteed)(1)	2,915,000	2,915,000
Total Maryland
(Cost $23,827,287)		23,447,361	1.2%
Massachusetts
Commonwealth of Massachusetts:
5.000%, 07/01/2036 (Callable 07/01/2025)	2,250,000	2,374,202
5.000%, 09/01/2038 (Callable 09/01/2028)	1,375,000	1,510,577
4.000%, 04/01/2042 (Callable 04/01/2025)	1,530,000	1,528,241
Massachusetts Clean Water Trust,
5.000%, 08/01/2038 (Callable 08/01/2029)	630,000	704,608
Massachusetts Development Finance Agency:
5.000%, 10/01/2025 (Insured by AGM)	575,000	614,319
5.000%, 01/01/2031 (Callable 01/01/2027)	475,000	494,724
5.000%, 07/15/2033 (Callable 07/15/2026)	600,000	657,096
5.000%, 12/01/2035 (Callable 12/01/2026)	1,450,000	1,519,391
4.000%, 07/01/2045 (Callable 07/01/2025)	275,000	248,781
Massachusetts Health &
Educational Facilities Authority,
5.000%, 10/01/2029 (Callable 10/01/2022)	1,545,000	1,554,699
Massachusetts Housing Finance Agency:
4.000%, 12/01/2028 (Callable 06/01/2023)	1,000,000	1,006,650
4.500%, 12/01/2048 (Callable 12/01/2027)	1,325,000	1,359,541
4.000%, 06/01/2049 (Callable 12/01/2028)	725,000	735,485
5.000%, 06/01/2050
(Callable 06/01/2032) (Insured by GNMA)	1,860,000	1,969,774
University of Massachusetts
Building Authority:
5.000%, 11/01/2031 (Callable 11/01/2025)	1,395,000	1,491,962
Total Massachusetts
(Cost $18,614,922)		17,770,050	0.9%
Michigan
City of Wyandotte MI,
5.000%, 10/01/2023 (Insured by BAM)	25,000	25,832
Clarkston Community Schools,
5.000%, 05/01/2039 (Callable
05/01/2029) (Insured by Q-SBLF)	500,000	559,676
Clio Area School District:
4.000%, 05/01/2038 (Callable
05/01/2032) (Insured by Q-SBLF)	635,000	641,636
4.000%, 05/01/2040 (Callable
05/01/2032) (Insured by Q-SBLF)	885,000	886,458
4.000%, 05/01/2041 (Callable
05/01/2032) (Insured by Q-SBLF)	895,000	890,828
4.000%, 05/01/2042 (Callable
05/01/2032) (Insured by Q-SBLF)	885,000	885,808
4.000%, 05/01/2043 (Callable
05/01/2032) (Insured by Q-SBLF)	900,000	893,439
4.000%, 05/01/2044 (Callable
05/01/2032) (Insured by Q-SBLF)	800,000	788,654
Eastern Michigan University,
4.000%, 03/01/2034
(Callable 03/01/2027) (Insured by BAM)	985,000	1,002,681
Ferris State University,
5.000%, 10/01/2026	865,000	943,860
Grand Ledge Public Schools,
5.000%, 05/01/2044 (Callable
05/01/2029) (Insured by Q-SBLF)	250,000	277,395

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Great Lakes Water Authority,
5.000%, 07/01/2033 (Callable 07/01/2028)	$1,000,000	$1,100,553
Lake Orion Community School District:
4.000%, 05/01/2024 (Insured by Q-SBLF)	275,000	284,524
4.000%, 05/01/2025 (Insured by Q-SBLF)	325,000	338,571
4.000%, 05/01/2026 (Insured by Q-SBLF)	350,000	367,229
4.000%, 05/01/2027 (Insured by Q-SBLF)	275,000	290,635
Lake Superior State University,
4.000%, 11/15/2028 (Insured by AGM)	620,000	647,146
Lincoln Consolidated School District,
5.000%, 05/01/2042 (Callable
05/01/2028) (Insured by Q-SBLF)	2,000,000	2,196,660
Michigan Finance Authority:
4.000%, 10/01/2024	650,000	658,338
5.000%, 09/01/2029	400,000	440,277
4.500%, 10/01/2029 (Callable 10/01/2024)	5,900,000	5,945,970
5.000%, 09/01/2030 (Callable 03/01/2030)	440,000	483,121
5.000%, 07/01/2032
(Callable 07/01/2024) (Insured by AGM)	5,000,000	5,191,218
5.000%, 07/01/2034 (Callable 07/01/2025)	315,000	330,039
5.000%, 07/01/2036
(Callable 07/01/2024) (Insured by NATL)	500,000	517,163
5.000%, 12/01/2043 (Callable 06/01/2028)
(Mandatory Tender Date 12/01/2028)(1)	1,750,000	1,947,317
5.000%, 07/01/2044 (Callable 07/01/2024)	125,000	125,942
Michigan State Hospital Finance Authority,
4.000%, 11/15/2047 (Callable 11/15/2026)	595,000	573,043
Michigan State Housing
Development Authority:
3.500%, 06/01/2024(1)(6)	5,000,000	5,047,700
4.250%, 06/01/2049	1,535,000	1,565,508
4.250%, 12/01/2049 (Callable 06/01/2028)	1,395,000	1,425,033
3.500%, 12/01/2050 (Callable 06/01/2029)	4,835,000	4,828,339
5.000%, 06/01/2053 (Callable 12/01/2031)	3,000,000	3,177,430
Michigan State University,
5.000%, 02/15/2037 (Callable 08/15/2029)	525,000	572,574
Pinckney Community Schools:
5.000%, 05/01/2033
(Callable 05/01/2026) (Insured by Q-SBLF)	750,000	798,725
5.000%, 05/01/2035
(Callable 05/01/2026) (Insured by Q-SBLF)	1,500,000	1,593,560
Romeo Community School District,
5.000%, 05/01/2029
(Callable 05/01/2026) (Insured by Q-SBLF)	1,000,000	1,093,609
Roseville Community Schools,
5.000%, 05/01/2026 (Insured by Q-SBLF)	400,000	438,364
Swartz Creek Community Schools,
5.000%, 05/01/2039
(Callable 05/01/2029) (Insured by Q-SBLF)	815,000	898,022
Trenton Public Schools School District,
5.000%, 05/01/2030
(Callable 05/01/2028) (Insured by Q-SBLF)	300,000	338,294
Wayne County Airport Authority:
5.000%, 12/01/2026	185,000	203,196
5.000%, 12/01/2031 (Callable 12/01/2027)	375,000	403,852
Wayne State University,
5.000%, 11/15/2030 (Callable 11/15/2025)	1,025,000	1,099,545
Wayne-Westland Community Schools,
4.000%, 11/01/2038
(Callable 05/01/2029) (Insured by Q-SBLF)	500,000	503,792
Western Michigan University:
5.000%, 11/15/2029 (Callable 05/15/2025)	250,000	265,636
5.000%, 11/15/2030 (Insured by AGM)	300,000	345,941
5.000%, 11/15/2038
(Callable 05/15/2031) (Insured by AGM)	375,000	423,295
5.000%, 11/15/2039
(Callable 05/15/2031) (Insured by AGM)	400,000	449,952
5.000%, 11/15/2040
(Callable 05/15/2031) (Insured by AGM)	420,000	471,400
Total Michigan
(Cost $56,839,707)		55,177,780	2.7%
Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	215,742
5.000%, 05/01/2031 (Callable 05/01/2027)	525,000	552,168
City of Minneapolis MN:
5.000%, 11/15/2034 (Callable 11/15/2025)	680,000	702,676
4.000%, 11/15/2036 (Callable 11/15/2031)	1,090,000	1,092,847
City of St. Louis Park MN,
0.860%, 11/01/2045 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	1,275,000	1,275,000
Duluth Economic Development Authority:
5.000%, 06/15/2027	300,000	321,905
5.000%, 06/15/2028	450,000	484,591
Forest Lake Independent
School District No. 831,
3.125%, 02/01/2039 (Callable 02/01/2026)
(Insured by SD CRED PROG)	400,000	365,671
Fosston Independent School District No. 601,
4.000%, 02/01/2036 (Callable 02/01/2026)
(Insured by SD CRED PROG)	725,000	740,937
Housing & Redevelopment
Authority of The City of St. Paul:
5.000%, 12/01/2029	1,175,000	1,247,306
5.000%, 12/01/2030	300,000	317,273
5.000%, 12/01/2036 (Callable 12/01/2030)	1,600,000	1,656,543
Maple River Independent
School District No. 2135:
4.000%, 02/01/2037 (Callable 02/01/2030)
(Insured by SD CRED PROG)	970,000	982,228
4.000%, 02/01/2038 (Callable 02/01/2030)
(Insured by SD CRED PROG)	700,000	708,176
Minnesota Higher Education
Facilities Authority:
5.000%, 10/01/2039 (Callable 10/01/2030)	2,040,000	2,176,203
4.000%, 10/01/2040 (Callable 10/01/2030)	1,030,000	990,024
4.125%, 10/01/2041 (Callable 10/01/2030)	1,000,000	973,973
4.125%, 10/01/2042 (Callable 10/01/2030)	1,000,000	970,116
Minnesota Housing Finance Agency:
3.600%, 07/01/2033
(Callable 01/01/2023) (Insured by GNMA)	495,000	476,901
3.100%, 07/01/2035
(Callable 07/01/2025) (Insured by GNMA)	1,535,000	1,525,533
4.000%, 01/01/2038 (Callable 01/01/2024)	335,000	338,924
3.800%, 07/01/2038
(Callable 01/01/2023) (Insured by GNMA)	165,000	157,917
1.210%, 01/01/2045
(SIFMA Municipal Swap Index + 0.430%)
(Callable 01/01/2023) (Mandatory Tender
Date 07/03/2023) (Insured by GNMA)(2)	2,955,000	2,951,630
4.000%, 01/01/2047
(Callable 01/01/2026) (Insured by GNMA)	300,000	304,342
3.750%, 01/01/2050
(Callable 01/01/2029) (Insured by GNMA)	580,000	584,565
3.500%, 07/01/2050
(Callable 07/01/2029) (Insured by GNMA)	3,000,000	2,996,666

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Plymouth Intermediate District No. 287:
4.000%, 02/01/2028 (Callable 02/01/2027)	$350,000	$367,285
4.000%, 02/01/2037 (Callable 02/01/2027)	250,000	251,277
Robbinsdale Independent
School District No. 281,
5.000%, 02/01/2030
(Insured by SD CRED PROG)	750,000	861,928
St. Paul Port Authority,
4.000%, 10/01/2041 (Callable 10/01/2027)	400,000	403,461
Zumbro Education District:
4.000%, 02/01/2029	350,000	357,695
4.000%, 02/01/2038 (Callable 02/01/2031)	385,000	374,941
4.000%, 02/01/2041 (Callable 02/01/2031)	400,000	382,512
Total Minnesota
(Cost $29,308,959)		28,108,956	1.4%
Mississippi
Biloxi Public School District,
5.000%, 04/01/2026 (Insured by BAM)	500,000	544,502
City of Flowood MS,
3.500%, 10/01/2026 (Callable 10/01/2024)	610,000	625,764
City of Gulfport MS:
5.000%, 07/01/2024	485,000	503,834
5.000%, 07/01/2027 (Callable 07/01/2026)	500,000	530,817
City of Ridgeland MS:
3.000%, 10/01/2025	1,000,000	984,103
3.000%, 10/01/2026	1,100,000	1,076,522
3.000%, 10/01/2028 (Callable 10/01/2027)	690,000	656,918
3.000%, 10/01/2029 (Callable 10/01/2027)	540,000	505,602
Delta St. University
Educational Building Corp.,
4.000%, 12/01/2034 (Callable 12/01/2026)	125,000	127,985
DeSoto County School District,
3.000%, 04/01/2030 (Callable 04/01/2028)	615,000	616,155
Medical Center Educational Building Corp.,
5.000%, 06/01/2042 (Callable 06/01/2027)	500,000	521,417
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)	2,100,000	2,077,460
Mississippi Development Bank:
5.000%, 03/01/2030 (Callable 03/01/2028)	330,000	364,875
5.000%, 07/01/2030	205,000	232,907
5.000%, 03/01/2031 (Callable 03/01/2028)	175,000	192,767
5.000%, 07/01/2031	125,000	143,135
4.000%, 03/01/2032 (Callable 03/01/2028)	200,000	206,208
4.000%, 07/01/2032 (Callable 07/01/2031)	150,000	153,073
4.000%, 03/01/2033 (Callable 03/01/2028)	300,000	307,681
5.250%, 03/01/2034 (Callable 03/01/2028)	490,000	525,903
4.000%, 07/01/2034 (Callable 07/01/2031)	285,000	285,463
4.000%, 07/01/2035 (Callable 07/01/2031)	405,000	405,043
4.000%, 03/01/2036 (Callable 03/01/2028)	300,000	302,330
4.000%, 07/01/2036 (Callable 07/01/2031)	250,000	247,269
4.000%, 07/01/2038 (Callable 07/01/2031)	245,000	240,439
4.000%, 07/01/2039 (Callable 07/01/2031)	390,000	380,205
5.250%, 03/01/2045 (Callable 03/01/2028)	1,345,000	1,418,220
5.000%, 03/01/2048
(Callable 03/01/2029) (Insured by BAM)	1,000,000	1,035,943
State of Mississippi:
5.000%, 10/15/2028 (Callable 10/15/2025)	1,260,000	1,342,723
5.000%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,049,591
5.000%, 10/15/2035 (Callable 10/15/2028)	4,000,000	4,343,373
Sunflower County
Consolidated School District,
4.000%, 06/01/2042
(Callable 06/01/2032) (Insured by BAM)	1,620,000	1,564,196
University of Southern Mississippi,
5.000%, 09/01/2035 (Callable 09/01/2026)	385,000	415,932
West Rankin Utility Authority:
5.000%, 01/01/2028 (Pre-refunded
to 01/01/2025) (Insured by AGM)	110,000	117,857
5.000%, 01/01/2029 (Pre-refunded
to 01/01/2025) (Insured by AGM)	300,000	321,429
5.000%, 01/01/2030 (Pre-refunded
to 01/01/2025) (Insured by AGM)	590,000	632,143
5.000%, 01/01/2043 (Pre-refunded
to 01/01/2028) (Insured by AGM)	1,500,000	1,701,240
Total Mississippi
(Cost $28,503,267)		26,701,024	1.3%
Missouri
Boone County Reorganized
School District No. R-1,
5.750%, 03/01/2042
(Callable 09/01/2031) (Insured by BAM)	1,750,000	2,065,387
Center School District No. 58,
4.000%, 04/15/2031 (Callable 04/15/2027)	170,000	177,579
City of St. Charles MO,
4.000%, 02/01/2026	500,000	525,246
County of Cape Girardeau MO:
5.000%, 06/01/2023	625,000	642,423
5.000%, 06/01/2024	825,000	865,194
5.000%, 06/01/2025	650,000	691,719
Curators of the University of Missouri,
4.000%, 11/01/2031 (Callable 11/01/2024)	5,415,000	5,554,607
Hazelwood School District,
4.000%, 03/01/2031
(Callable 03/01/2028) (Insured by ST AID)	520,000	550,119
Health & Educational Facilities
Authority of the State of Missouri:
5.000%, 02/01/2025 (Callable 02/01/2024)	45,000	45,947
5.000%, 09/01/2025	365,000	381,014
5.000%, 09/01/2026	410,000	431,606
5.000%, 09/01/2027	280,000	296,786
5.000%, 11/15/2027 (Callable 11/15/2025)	585,000	624,433
5.000%, 02/01/2034 (Callable 02/01/2024)	600,000	613,730
5.000%, 02/01/2035 (Callable 02/01/2024)	385,000	387,529
5.000%, 02/15/2036 (Callable 02/15/2029)	425,000	453,423
Jackson County School District No. R-IV,
6.000%, 03/01/2038
(Callable 03/01/2029) (Insured by ST AID)	1,005,000	1,209,967
Jasper County Reorganized
School District No. R-IX:
4.000%, 04/01/2023	800,000	812,690
4.000%, 04/01/2024	480,000	494,179
4.000%, 04/01/2025	415,000	430,971
Jefferson County Consolidated School District No. 6:
3.000%, 03/01/2034
(Callable 03/01/2028) (Insured by ST AID)	700,000	662,017
3.000%, 03/01/2039
(Callable 03/01/2028) (Insured by ST AID)	1,300,000	1,152,756
3.000%, 03/01/2041
(Callable 03/01/2028) (Insured by ST AID)	1,000,000	885,625
Kansas City Industrial Development Authority,
4.000%, 03/01/2035 (Callable 03/01/2030)	455,000	452,814
Meramec Valley School District No. R-III:
3.000%, 03/01/2037
(Callable 03/01/2028) (Insured by ST AID)	360,000	329,913
3.000%, 03/01/2038
(Callable 03/01/2028) (Insured by ST AID)	500,000	450,669

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Missouri Housing Development Commission,
3.950%, 11/01/2040 (Callable
05/01/2025) (Insured by GNMA)	$160,000	$158,842
Missouri Southern State University:
4.000%, 10/01/2033
(Callable 10/01/2029) (Insured by AGM)	110,000	112,333
4.000%, 10/01/2034
(Callable 10/01/2029) (Insured by AGM)	115,000	117,199
4.000%, 10/01/2035
(Callable 10/01/2029) (Insured by AGM)	125,000	127,160
4.000%, 10/01/2036
(Callable 10/01/2029) (Insured by AGM)	110,000	111,712
4.000%, 10/01/2039
(Callable 10/01/2029) (Insured by AGM)	110,000	110,418
Mizuho Floater/Residual Trust,
1.160%, 12/01/2061
(Optional Put Date 08/04/2022)(1)(3)	2,555,000	2,555,000
Moberly School District No. 81,
3.000%, 03/01/2039
(Callable 09/01/2028) (Insured by ST AID)	1,900,000	1,684,797
Move Rolla Transportation
Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	125,000	121,102
Normandy Schools Collaborative:
3.000%, 03/01/2036
(Callable 03/01/2028) (Insured by ST AID)	1,525,000	1,421,238
3.000%, 03/01/2037
(Callable 03/01/2028) (Insured by ST AID)	1,325,000	1,214,265
Northwest Missouri State University:
5.000%, 06/01/2023 (Insured by BAM)	400,000	411,005
5.000%, 06/01/2027 (Insured by BAM)	560,000	610,988
5.000%, 06/01/2028 (Insured by BAM)	600,000	660,127
5.000%, 06/01/2029 (Insured by BAM)	500,000	554,048
St. Charles County Francis
Howell R-III School District,
4.000%, 03/01/2031 (Callable 03/01/2028)	2,425,000	2,561,568
St. Louis Land Clearance
for Redevelopment Authority,
3.875%, 10/01/2035 (Callable 10/01/2029)	365,000	301,878
Total Missouri
(Cost $36,120,437)		34,022,023	1.7%
Montana
City of Forsyth MT,
3.900%, 03/01/2031
(Callable 03/01/2023)(1)	7,300,000	7,332,879
Montana Board of Housing:
3.600%, 12/01/2030 (Callable 07/21/2022)	290,000	290,023
3.750%, 12/01/2038
(Callable 12/01/2027) (Insured by FHA)	315,000	311,165
3.000%, 06/01/2052 (Callable 06/01/2031)	2,000,000	1,944,519
Montana Facility Finance Authority:
4.000%, 07/01/2024	150,000	152,716
5.000%, 06/01/2033 (Callable 06/01/2028)	310,000	328,994
4.000%, 01/01/2037 (Callable 01/01/2030)	700,000	693,429
Total Montana
(Cost $11,406,047)		11,053,725	0.5%
Nebraska
Central Plains Energy Project:
5.000%, 09/01/2042 (Callable 09/01/2022)	665,000	668,559
5.000%, 03/01/2050 (Callable 10/01/2023)
(Mandatory Tender Date 01/01/2024)(1)	835,000	860,000
County of Douglas NE:
1.310%, 07/01/2035
(SIFMA Municipal Swap Index + 0.530%)
(Mandatory Tender Date 09/01/2026)(2)	5,000,000	5,008,082
5.000%, 07/01/2036 (Callable 07/01/2027)	200,000	213,686
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2030 (Callable 05/15/2026)	90,000	96,770
Nebraska Investment Finance Authority:
3.500%, 09/01/2036 (Callable 03/01/2025)	275,000	264,012
3.500%, 09/01/2046 (Callable 03/01/2025)	65,000	65,288
Papio-Missouri River Natural Resources District:
3.000%, 12/01/2031 (Callable 10/12/2026)	540,000	517,218
3.000%, 12/01/2032 (Callable 10/12/2026)	385,000	360,684
Village of Boys Town NE,
3.000%, 09/01/2028	2,125,000	2,143,531
Total Nebraska
(Cost $10,389,405)		10,197,830	0.5%
Nevada
City of Carson City NV,
5.000%, 09/01/2033 (Callable 09/01/2027)	250,000	263,431
City of Las Vegas NV Special
Improvement District No. 815,
3.000%, 12/01/2022	100,000	99,866
City of Reno NV,
4.000%, 06/01/2043
(Callable 06/01/2027) (Insured by AGM)	1,845,000	1,826,407
City of Yerington NV,
1.625%, 11/01/2023 (Callable 11/01/2022)	2,000,000	1,982,389
Clark County School District,
5.000%, 06/15/2032
(Callable 06/15/2027) (Insured by BAM)	450,000	492,072
Henderson Public Improvement Trust,
5.500%, 01/01/2044 (Callable 07/01/2024)	1,000,000	1,009,288
Las Vegas Redevelopment Agency:
5.000%, 06/15/2029 (Callable 06/15/2026)	200,000	210,933
3.000%, 06/15/2032 (Callable 06/15/2026)	1,000,000	906,499
Las Vegas Valley Water District,
5.000%, 06/01/2046 (Callable 06/01/2026)	3,320,000	3,518,969
Nevada Housing Division:
4.000%, 04/01/2049
(Callable 10/01/2028) (Insured by GNMA)	1,695,000	1,719,634
4.000%, 10/01/2049
(Callable 10/01/2028) (Insured by GNMA)	345,000	350,024
State of Nevada,
5.000%, 06/01/2033 (Callable 12/01/2023)	300,000	311,295
Washoe County School District,
5.000%, 05/01/2030 (Callable 05/01/2027)	525,000	579,896
Total Nevada
(Cost $14,082,663)		13,270,703	0.7%
New Hampshire
New Hampshire Health
and Education Facilities Authority,
5.000%, 10/01/2032 (Callable 10/01/2027)	275,000	290,615
Total New Hampshire
(Cost $325,716)		290,615	0.0%
New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2027 (Insured by BAM)(3)	3,293,000	3,371,841
Camden County Improvement Authority,
4.000%, 01/15/2038 (Callable 01/15/2029)
(County Guaranteed)	1,795,000	1,818,618
City of Somers Point NJ,
4.000%, 10/01/2028 (Callable 10/01/2026)	1,100,000	1,155,459
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)	400,000	408,616
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)	640,000	663,329

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
County of Middlesex NJ,
5.000%, 10/15/2031 (Callable 10/15/2022)	$2,475,000	$2,767,992
Gloucester County Improvement Authority,
0.600%, 03/01/2024 (Callable 08/01/2022)	2,325,000	2,230,098
New Jersey Economic Development Authority:
5.000%, 06/15/2023 (Insured by BAM)	295,000	303,840
4.000%, 11/01/2027	1,100,000	1,126,431
3.125%, 07/01/2029 (Callable 07/01/2027)	90,000	85,290
1.170%, 11/01/2031 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	3,190,000	3,190,000
New Jersey Health Care
Facilities Financing Authority:
4.000%, 07/01/2026
(Pre-refunded to 07/01/2022)	1,000,000	1,000,000
5.000%, 07/01/2043 (Callable 04/01/2024)
(Mandatory Tender Date 07/01/2024)(1)	2,250,000	2,365,888
New Jersey Higher Education
Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	215,000	211,865
New Jersey Housing &
Mortgage Finance Agency:
3.125%, 02/01/2025 (Callable 02/01/2024)
(Mandatory Tender Date 08/01/2024)
(Insured by HUD)(1)	2,300,000	2,305,203
4.500%, 10/01/2048 (Callable 10/01/2027)	1,025,000	1,054,384
4.750%, 10/01/2050 (Callable 04/01/2028)	355,000	367,394
3.500%, 04/01/2051 (Callable 04/01/2029)	4,635,000	4,620,976
New Jersey Transportation
Trust Fund Authority:
0.000%, 12/15/2024 (Insured by BHAC)	605,000	571,334
0.000%, 12/15/2026	4,650,000	3,995,225
5.000%, 06/15/2029 (Callable 06/15/2026)	1,465,000	1,567,934
5.250%, 06/15/2031 (Callable 06/15/2023)	1,600,000	1,632,735
5.000%, 06/15/2034 (Callable 12/15/2028)	800,000	845,806
4.000%, 06/15/2035 (Callable 12/15/2030)	1,875,000	1,871,464
4.000%, 12/15/2037
(Callable 12/15/2028) (Insured by BAM)	500,000	504,370
5.000%, 06/15/2044 (Callable 06/15/2023)	145,000	146,410
5.000%, 06/15/2044 (Callable 06/15/2024)	370,000	375,272
New Jersey Turnpike Authority,
1.949%, 01/01/2030 (1 Month LIBOR
USD + 0.750%) (Callable 08/01/2022)
(Mandatory Tender Date 01/01/2023)(2)	890,000	890,175
Newark Housing Authority,
5.000%, 01/01/2032 (Insured by NATL)	525,000	565,219
Passaic Valley Sewerage Commission,
5.750%, 12/01/2022	550,000	559,325
South Jersey Port Corp.,
3.000%, 01/01/2024 (Callable 01/01/2023)	100,000	100,504
South Jersey Transportation Authority,
5.000%, 11/01/2041
(Callable 11/01/2030) (Insured by BAM)	1,350,000	1,469,084
State of New Jersey:
5.000%, 06/01/2024	2,000,000	2,101,265
5.000%, 06/01/2026	2,330,000	2,530,991
Township of Union NJ:
3.000%, 01/15/2025	830,000	845,471
3.000%, 01/15/2026	465,000	474,253
Total New Jersey
(Cost $51,506,983)		50,094,061	2.5%
New Mexico
Albuquerque Bernalillo County
Water Utility Authority,
4.000%, 07/01/2046 (Callable 07/01/2029)	1,785,000	1,772,651
City of Las Cruces NM,
4.000%, 06/01/2032 (Callable 06/01/2026)	1,000,000	1,040,129
Loving Municipal School District No. 10:
5.000%, 09/15/2025 (Insured by ST AID)	500,000	536,191
5.000%, 09/15/2026 (Insured by ST AID)	500,000	545,201
5.000%, 09/15/2027 (Insured by ST AID)	400,000	441,711
New Mexico Finance Authority,
5.000%, 06/15/2035 (Callable 06/15/2028)	305,000	337,504
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	140,000	140,000
New Mexico Institute of Mining & Technology:
4.000%, 12/01/2028 (Insured by AGM)	300,000	318,507
4.000%, 12/01/2029 (Insured by AGM)	335,000	353,501
New Mexico Mortgage Finance Authority:
3.500%, 09/01/2041 (Callable 03/01/2026)	505,000	495,990
3.700%, 09/01/2042
(Callable 03/01/2027) (Insured by GNMA)	1,575,000	1,552,472
New Mexico State University,
4.000%, 04/01/2035 (Callable 04/01/2027)	520,000	531,903
Village of Los Ranchos de Albuquerque NM:
4.000%, 09/01/2024	100,000	102,984
4.000%, 09/01/2025	150,000	155,869
5.000%, 09/01/2026	150,000	162,847
5.000%, 09/01/2030	125,000	141,059
Total New Mexico
(Cost $9,113,987)		8,628,519	0.4%
New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	755,000	622,287
Amherst Development Corp.,
5.000%, 10/01/2032
(Callable 10/01/2027) (Insured by AGM)	240,000	263,913
City of Long Beach NY:
2.000%, 02/17/2023	4,630,000	4,603,371
5.250%, 07/15/2042(6)	1,800,000	1,927,376
City of New York NY:
5.250%, 07/01/2029
(Pre-refunded to 07/01/2023)	250,000	258,838
5.000%, 04/01/2040 (Callable 04/01/2028)	380,000	405,736
1.030%, 04/01/2042 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	7,000,000	7,000,000
1.090%, 04/01/2042
(Optional Put Date 07/01/2022)(1)	15,000,000	15,000,000
5.000%, 03/01/2044 (Callable 03/01/2028)	350,000	371,385
5.000%, 12/01/2044 (Callable 12/01/2028)	1,655,000	1,768,022
City of Yonkers NY:
5.000%, 09/01/2027 (Insured by BAM)	1,000,000	1,107,399
5.000%, 09/01/2028 (Insured by BAM)	1,570,000	1,752,320
Huntington Local Development Corp.,
4.000%, 07/01/2027	2,450,000	2,337,779
Long Island Power Authority:
4.000%, 09/01/2034 (Callable 09/01/2028)	325,000	329,357
3.000%, 09/01/2040 (Callable 09/01/2031)	1,000,000	833,980
Metropolitan Transportation Authority:
5.000%, 09/01/2022	1,750,000	1,759,404
1.698%, 11/01/2030
(1 Month LIBOR USD + 0.550%)
(Mandatory Tender Date 11/01/2022)(2)	3,145,000	3,134,047
New York City Housing Development Corp.:
3.000%, 02/15/2048 (Callable 05/15/2024)	8,500,000	8,303,266
3.500%, 02/15/2048 (Callable 05/15/2024)	3,820,000	3,744,094
New York City Industrial Development Agency:
5.000%, 03/01/2029 (Insured by AGM)	250,000	278,390
5.000%, 03/01/2030 (Insured by AGM)	250,000	275,224
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
New York City Transitional Finance Authority:
5.000%, 08/01/2034 (Callable 08/01/2026)	$650,000	$696,767
5.000%, 11/01/2035 (Callable 05/01/2029)	715,000	787,448
5.000%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,402,570
4.000%, 11/01/2038 (Callable 05/01/2031)	1,055,000	1,053,628
4.000%, 05/01/2039 (Callable 11/01/2030)	1,000,000	997,724
5.000%, 08/01/2040 (Callable 08/01/2026)	2,500,000	2,641,614
New York City Water & Sewer System:
1.060%, 06/15/2033
(Optional Put Date 07/01/2022)(1)	6,000,000	6,000,000
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,049,839
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,045,755
New York Convention
Center Development Corp.,
0.000%, 11/15/2055 (Insured by BAM)	3,665,000	683,156
New York Liberty Development Corp.:
1.130%, 10/01/2035
(Optional Put Date 07/07/2022)(1)(3)	1,000,000	1,000,000
3.125%, 09/15/2050 (Callable 03/15/2030)	1,650,000	1,299,249
New York State Dormitory Authority:
5.000%, 02/15/2031 (Callable 08/15/2027)	730,000	798,341
5.000%, 10/01/2038 (Callable 04/01/2028)	1,860,000	2,048,457
5.000%, 03/15/2040 (Callable 03/15/2029)	3,275,000	3,505,392
5.500%, 01/01/2044 (Callable 07/02/2024)	1,025,000	1,040,391
5.000%, 03/15/2044 (Callable 03/15/2024)	2,800,000	2,914,235
New York State Housing Finance Agency:
0.700%, 11/01/2024 (Callable
11/01/2022) (Insured by SONYMA)	5,000,000	4,800,404
1.600%, 11/01/2024 (Callable 07/21/2022)	12,030,000	11,681,230
0.650%, 11/01/2056 (Callable 07/01/2023)
(Mandatory Tender Date 11/01/2025)
(Insured by SONYMA)(1)	2,500,000	2,310,618
1.000%, 11/01/2061 (Callable 09/01/2023)
(Mandatory Tender Date 11/01/2026)(1)	1,825,000	1,666,581
New York State Thruway Authority:
5.000%, 04/01/2026 (Callable 08/01/2022)	1,485,000	1,488,792
4.000%, 01/01/2045 (Callable 01/01/2030)	1,250,000	1,184,413
New York State Urban Development Corp.,
4.000%, 03/15/2043 (Callable 09/15/2029)	560,000	545,963
New York Transportation Development Corp.,
5.000%, 12/01/2031 (Callable 12/01/2030)	1,250,000	1,345,101
Onondaga Civic Development Corp.:
3.375%, 10/01/2026 (Callable 10/01/2025)	50,000	47,607
5.000%, 10/01/2040 (Callable 10/01/2025)	95,000	89,462
Port Authority of New York & New Jersey:
5.000%, 09/01/2031 (Callable 09/01/2024)	805,000	850,134
5.000%, 09/01/2034 (Callable 09/01/2029)	3,930,000	4,375,514
St. Lawrence County
Industrial Development Agency,
5.000%, 07/01/2034 (Callable 07/01/2026)	345,000	365,582
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/01/2023)	100,000	100,559
3.250%, 10/01/2051 (Callable 10/01/2030)
(Insured by SONYMA)	3,500,000	3,416,906
3.500%, 10/01/2052 (Callable 04/01/2031)
(Insured by SONYMA)	6,590,000	6,544,136
Triborough Bridge & Tunnel Authority,
4.000%, 05/15/2046 (Callable 05/15/2031)	500,000	485,346
Utility Debt Securitization Authority,
5.000%, 12/15/2033 (Callable 12/15/2025)	1,175,000	1,254,554
Westchester County Local Development Corp.,
2.875%, 07/01/2026(3)	2,400,000	2,241,527
Total New York
(Cost $134,199,576)		129,835,183	6.4%
North Carolina
City of Monroe NC,
5.000%, 03/01/2043 (Callable 03/01/2027)	305,000	321,508
County of New Hanover NC,
5.000%, 10/01/2027 (ETM)	275,000	309,379
Inlivian,
2.375%, 04/01/2025
(Mandatory Tender Date 04/01/2024)(1)	5,000,000	4,987,944
North Carolina Housing Finance Agency:
4.000%, 07/01/2047 (Callable 01/01/2027)	385,000	389,797
3.750%, 07/01/2052
(Callable 01/01/2031) (Insured by GNMA)	3,520,000	3,531,703
North Carolina Medical Care Commission,
5.000%, 01/01/2049 (Callable 01/01/2026)	1,000,000	1,007,706
North Carolina Turnpike Authority:
5.000%, 01/01/2028	250,000	267,828
4.000%, 01/01/2041
(Callable 01/01/2029) (Insured by AGM)	1,105,000	1,069,144
Total North Carolina
(Cost $12,321,770)		11,885,009	0.6%
North Dakota
City of Horace ND:
0.650%, 08/01/2023 (Callable 08/01/2022)	1,000,000	977,668
3.000%, 05/01/2029 (Callable 05/01/2027)	430,000	421,865
3.000%, 05/01/2030 (Callable 05/01/2027)	425,000	412,904
3.000%, 05/01/2031 (Callable 05/01/2027)	380,000	360,481
3.000%, 05/01/2037 (Callable 05/01/2026)	2,495,000	2,090,364
City of Mandan ND,
2.750%, 09/01/2041 (Callable 08/01/2022)	235,000	199,761
City of Williston ND:
4.250%, 07/15/2025 (Callable 07/15/2022)	1,750,000	1,751,452
5.000%, 05/01/2028 (Callable 05/01/2023)	480,000	490,816
County of Burleigh ND,
4.000%, 11/01/2029 (Pre-refunded
to 11/01/2022) (Insured by AGM)	850,000	857,130
County of McKenzie ND:
5.000%, 08/01/2022	645,000	646,385
5.000%, 08/01/2023	1,225,000	1,255,117
4.000%, 08/01/2026 (Callable 08/01/2023)	250,000	252,100
Jamestown Park District,
2.900%, 07/01/2035 (Callable 07/18/2022)	595,000	586,837
Nesson Public School District No. 2,
4.000%, 08/01/2031 (Callable 08/01/2027)
(Insured by SD CRED PROG)	525,000	553,829
North Dakota Housing Finance Agency:
3.000%, 07/01/2034 (Callable 07/01/2028)	90,000	84,375
3.500%, 07/01/2046 (Callable 01/01/2026)	235,000	235,838
4.000%, 01/01/2050 (Callable 07/01/2028)	855,000	867,397
State Board of Higher Education
of the State of North Dakota:
5.000%, 04/01/2027 (Insured by AGM)	205,000	226,342
5.000%, 04/01/2028 (Insured by AGM)	100,000	111,450
4.000%, 04/01/2037
(Callable 04/01/2029) (Insured by AGM)	400,000	408,604
University of North Dakota:
4.000%, 06/01/2046
(Callable 06/01/2030) (Insured by AGM)	1,300,000	1,261,871
4.000%, 06/01/2051
(Callable 06/01/2030) (Insured by AGM)	2,250,000	2,118,689
Williston Parks & Recreation District,
4.500%, 03/01/2025 (Callable 07/18/2022)	1,700,000	1,659,640
Total North Dakota
(Cost $19,294,493)		17,830,915	0.9%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Ohio
Akron Bath Copley Joint
Township Hospital District:
5.000%, 11/15/2026	$600,000	$650,283
5.000%, 11/15/2032 (Callable 11/15/2030)	1,025,000	1,112,330
4.000%, 11/15/2033 (Callable 11/15/2030)	400,000	395,760
Buckeye Tobacco
Settlement Financing Authority,
5.000%, 06/01/2055 (Callable 06/01/2030)	1,000,000	941,629
City of Akron OH:
4.000%, 12/01/2031 (Callable 12/01/2029)	1,665,000	1,760,281
4.000%, 12/01/2032 (Callable 12/01/2029)	1,955,000	2,059,645
4.000%, 12/01/2033 (Callable 12/01/2026)	125,000	129,708
4.000%, 12/01/2033 (Callable 12/01/2029)	1,950,000	2,048,316
City of Columbus OH,
3.000%, 08/15/2031 (Callable 08/15/2025)	960,000	959,067
City of Middleburg Heights OH,
5.000%, 08/01/2033 (Callable 08/01/2031)	645,000	701,970
City of Troy OH,
3.000%, 12/01/2041 (Callable 06/01/2025)	355,000	310,848
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2034 (Callable 07/01/2031)	400,000	450,918
5.000%, 07/01/2036 (Callable 07/01/2031)	600,000	673,649
4.000%, 07/01/2038 (Callable 07/01/2031)	500,000	506,770
Columbus Metropolitan Housing Authority,
1.000%, 11/01/2024 (Callable 09/01/2023)	600,000	579,953
Columbus-Franklin County Finance Authority:
2.000%, 11/15/2031	750,000	633,665
3.820%, 11/15/2036 (Callable 08/01/2022)	430,000	430,023
4.000%, 11/15/2038 (Callable 08/01/2022)	325,000	325,036
County of Franklin OH,
5.000%, 06/01/2048 (Callable 06/01/2028)	1,000,000	1,083,770
County of Lorain OH:
5.000%, 12/01/2031 (Callable 12/01/2023)	480,000	499,226
3.000%, 12/01/2036 (Callable 12/01/2025)	400,000	361,087
4.000%, 12/01/2040 (Callable 12/01/2025)	245,000	246,241
County of Medina OH:
3.000%, 12/01/2033 (Callable 06/01/2026)	590,000	566,100
3.000%, 12/01/2037 (Callable 06/01/2026)	545,000	494,284
4.000%, 12/01/2046 (Callable 06/01/2026)	500,000	495,726
County of Montgomery OH:
4.000%, 08/01/2037 (Callable 02/01/2031)	400,000	394,355
5.000%, 08/01/2039 (Callable 02/01/2031)	825,000	883,213
Euclid City School District,
4.000%, 12/01/2037
(Callable 06/01/2027) (Insured by BAM)	160,000	165,350
Franklin County Convention
Facilities Authority,
5.000%, 12/01/2032 (Callable 12/01/2029)	500,000	561,270
Hopewell-Loudon Local School District,
4.000%, 11/01/2036
(Callable 11/01/2026) (Insured by AGM)	1,055,000	1,073,638
Licking Heights Local School District,
6.400%, 12/01/2028 (Insured by NATL)	825,000	921,802
Little Miami Local School District,
5.000%, 11/01/2036 (Callable 11/01/2025)
(Insured by SD CRED PROG)	1,845,000	1,954,447
Miami University:
5.000%, 09/01/2028	520,000	585,063
5.000%, 09/01/2029	540,000	614,205
5.000%, 09/01/2030	500,000	573,902
Northeast Ohio Medical University:
5.000%, 12/01/2028	100,000	107,728
4.000%, 12/01/2035 (Callable 12/01/2030)	300,000	293,320
Ohio Air Quality Development Authority:
3.250%, 09/01/2029	1,000,000	936,934
4.000%, 09/01/2030
(Mandatory Tender Date 06/01/2027)(1)	5,000,000	5,050,910
4.000%, 01/01/2034
(Mandatory Tender Date 06/01/2027)(1)	2,000,000	2,015,902
2.400%, 12/01/2038 (Callable 10/01/2024)
(Mandatory Tender Date 10/01/2029)(1)	500,000	451,917
Ohio Higher Educational Facility Commission:
5.000%, 03/01/2025	620,000	638,507
5.000%, 05/01/2026	200,000	215,910
5.000%, 05/01/2027 (Callable 05/01/2026)	610,000	654,782
5.000%, 05/01/2028 (Callable 05/01/2026)	475,000	507,524
5.375%, 12/01/2052 (Callable 12/01/2032)	1,175,000	1,162,037
Ohio Housing Finance Agency:
3.350%, 07/01/2025 (Mandatory Tender
Date 07/01/2024) (Insured by HUD)(1)	2,240,000	2,253,965
4.000%, 11/01/2025(1)	4,300,000	4,395,679
3.200%, 09/01/2036
(Callable 09/01/2025) (Insured by GNMA)	615,000	599,949
2.900%, 09/01/2045
(Callable 03/01/2029) (Insured by GNMA)	5,215,000	5,084,823
4.000%, 03/01/2047
(Callable 09/01/2025) (Insured by GNMA)	135,000	136,797
3.350%, 09/01/2049 (Callable 09/01/2028)	1,070,000	935,679
3.000%, 03/01/2052 (Callable 03/01/2030)	5,185,000	5,073,376
Ohio Turnpike & Infrastructure Commission:
5.000%, 02/15/2029(6)	2,500,000	2,786,508
0.000%, 02/15/2034
(Callable 02/15/2031)(7)	2,060,000	2,318,115
0.000%, 02/15/2036
(Callable 02/15/2031)(7)	390,000	439,679
Port of Greater Cincinnati
Development Authority,
3.000%, 05/01/2023 (Callable 08/01/2022)	5,725,000	5,727,118
Princeton City School District,
5.250%, 12/01/2030 (Insured by NATL)	1,000,000	1,140,211
State of Ohio:
1.000%, 01/15/2033 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	1,515,000	1,515,000
5.000%, 11/15/2035 (Callable 11/15/2030)	605,000	642,840
4.000%, 11/15/2036 (Callable 11/15/2030)	635,000	596,124
4.000%, 01/15/2044 (Callable 01/15/2025)	825,000	780,628
1.000%, 01/15/2045 (Callable 07/01/2022)
(Optional Put Date 07/05/2022)(1)	3,000,000	3,000,000
Streetsboro City School District,
4.500%, 12/01/2044 (Callable 12/01/2026)	725,000	754,382
Township of Miami OH,
3.000%, 12/01/2033 (Callable 12/01/2029)	80,000	76,042
Triway Local School District,
4.000%, 12/01/2042
(Callable 12/01/2028) (Insured by BAM)	1,460,000	1,412,782
Warren City School District:
4.000%, 12/01/2030 (Callable 12/01/2026)
(Insured by SD CRED PROG)	1,215,000	1,278,889
4.000%, 12/01/2031 (Callable 12/01/2026)
(Insured by SD CRED PROG)	695,000	729,387
4.000%, 12/01/2036 (Callable 12/01/2026)
(Insured by SD CRED PROG)	460,000	475,818
Warren County Port Authority,
4.000%, 12/01/2053 (Callable 12/01/2031)	1,070,000	827,291
Warrensville Heights City School District,
4.000%, 11/01/2037
(Callable 11/01/2024) (Insured by BAM)	500,000	473,995
Total Ohio
(Cost $85,486,672)		81,634,078	4.0%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	$145,000	$140,152
Comanche County Hospital Authority,
5.000%, 07/01/2032 (Callable 07/01/2022)	1,730,000	1,730,000
Mcintosh County Educational
Facilities Authority,
2.000%, 09/01/2023	550,000	548,849
Oklahoma Development Finance Authority:
2.600%, 03/01/2024	285,000	279,421
1.060%, 08/15/2031 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	4,635,000	4,635,000
Oklahoma Housing Finance Agency:
3.000%, 09/01/2039
(Callable 03/01/2028) (Insured by GNMA)	150,000	145,784
5.000%, 03/01/2052
(Callable 03/01/2031) (Insured by GNMA)	3,000,000	3,177,869
Oklahoma Turnpike Authority,
4.000%, 01/01/2038 (Callable 01/01/2027)	600,000	602,433
Total Oklahoma
(Cost $11,413,769)		11,259,508	0.6%
Oregon
Clackamas Community College District,
5.000%, 06/15/2040
(Callable 06/15/2027)(7)	475,000	516,446
Clatsop County School District No. 1-C,
0.000%, 06/15/2041 (Callable 06/15/2029)
(Insured by SCH BD GTY)	785,000	341,306
Clatsop County School District No. 30,
0.000%, 06/15/2038 (Callable 06/15/2029)
(Insured by SCH BD GTY)	425,000	220,983
County of Crook OR:
0.000%, 06/01/2032(7)	1,045,000	954,323
0.000%, 06/01/2034
(Callable 06/01/2032)(7)	1,345,000	1,206,842
0.000%, 06/01/2035
(Callable 06/01/2032)(7)	1,510,000	1,344,847
Multnomah & Clackamas
Counties School District No. 10JT,
0.000%, 06/15/2031 (Callable 06/15/2029)
(Insured by SCH BD GTY)	110,000	79,858
Oregon City School District No. 62,
5.000%, 06/15/2043 (Callable 06/15/2028)
(Insured by SCH BD GTY)	1,000,000	1,089,832
Oregon State Facilities Authority:
5.000%, 10/01/2027	150,000	162,375
4.125%, 06/01/2052 (Callable 06/01/2032)	650,000	619,440
Salem Hospital Facility Authority:
5.000%, 05/15/2023	105,000	106,186
5.000%, 05/15/2024	110,000	112,048
5.000%, 05/15/2025	130,000	133,051
5.000%, 05/15/2026	135,000	138,419
5.000%, 05/15/2035 (Callable 05/15/2026)	500,000	525,283
State of Oregon Housing &
Community Services Department,
4.000%, 07/01/2051 (Callable 01/01/2031)	5,455,000	5,532,805
Tri-County Metropolitan
Transportation District of Oregon,
4.000%, 10/01/2033 (Callable 04/01/2028)	300,000	302,697
Umatilla County School District No. 6R,
0.000%, 06/15/2035 (Callable 06/15/2027)
(Insured by SCH BD GTY)(7)	540,000	561,061
Washington & Clackamas Counties
School District No. 23J,
5.000%, 06/15/2040 (Callable 06/15/2029)
(Insured by SCH BD GTY)	500,000	554,683
Total Oregon
(Cost $15,151,523)		14,502,485	0.7%
Pennsylvania
Aliquippa Municipal Water Authority,
4.000%, 11/15/2046
(Callable 11/15/2029) (Insured by BAM)	400,000	400,630
Allegheny County Higher
Education Building Authority:
5.000%, 09/01/2024(6)	260,000	267,916
5.000%, 09/01/2025(6)	450,000	467,274
5.000%, 09/01/2026(6)	400,000	418,395
5.000%, 09/01/2027(6)	500,000	523,272
Allegheny County Hospital
Development Authority,
5.000%, 07/15/2025	185,000	196,550
Bloomsburg PA Area School District,
4.000%, 09/01/2030
(Callable 03/01/2024) (Insured by BAM)	250,000	255,231
Central Bradford Progress Authority,
1.080%, 12/01/2041 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	6,060,000	6,060,000
Chester County Industrial
Development Authority,
5.000%, 08/01/2045 (Callable 08/01/2023)	750,000	725,037
City of Erie Higher Education
Building Authority:
5.000%, 05/01/2031	175,000	188,515
4.000%, 05/01/2036 (Callable 05/01/2031)	200,000	190,788
4.000%, 05/01/2041 (Callable 05/01/2031)	460,000	424,635
City of Oil City PA:
4.000%, 12/01/2031
(Callable 12/01/2029) (Insured by AGM)	175,000	185,200
4.000%, 12/01/2032
(Callable 12/01/2029) (Insured by AGM)	180,000	187,577
4.000%, 12/01/2034
(Callable 12/01/2029) (Insured by AGM)	190,000	197,251
4.000%, 12/01/2035
(Callable 12/01/2029) (Insured by AGM)	275,000	283,935
4.000%, 12/01/2036
(Callable 12/01/2029) (Insured by AGM)	850,000	869,429
4.000%, 12/01/2038
(Callable 12/01/2029) (Insured by AGM)	320,000	324,211
4.000%, 12/01/2039
(Callable 12/01/2029) (Insured by AGM)	320,000	324,045
4.000%, 12/01/2040
(Callable 12/01/2029) (Insured by AGM)	270,000	273,374
4.000%, 12/01/2041
(Callable 12/01/2029) (Insured by AGM)	270,000	272,506
4.000%, 12/01/2042
(Callable 12/01/2029) (Insured by AGM)	200,000	201,693
4.000%, 12/01/2043
(Callable 12/01/2029) (Insured by AGM)	185,000	186,179
Coatesville School District,
5.000%, 06/30/2023 (Insured by ST AID)(6)	1,750,000	1,768,760
Commonwealth Financing Authority,
4.000%, 06/01/2039
(Callable 06/01/2028) (Insured by AGM)	1,670,000	1,606,618
Conestoga Valley School District:
4.000%, 02/01/2040 (Callable 08/01/2029)	470,000	470,371
4.000%, 02/01/2040
(Callable 08/01/2029) (Insured by ST AID)	310,000	310,245

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Conestoga Valley School District: (cont.)
4.000%, 02/01/2041 (Callable 08/01/2029)
(Insured by ST AID)	$410,000	$409,204
4.000%, 02/01/2043
(Callable 08/01/2029) (Insured by ST AID)	500,000	494,290
4.000%, 02/01/2044 (Callable 08/01/2029)	500,000	492,515
County of Mercer PA,
4.000%, 10/01/2046
(Callable 10/01/2029) (Insured by BAM)	440,000	440,739
County of Montgomery PA,
5.000%, 07/01/2038 (Callable 07/01/2029)	1,845,000	2,059,998
Dauphin County General Authority,
5.000%, 06/01/2029 (Callable 06/01/2026)	690,000	731,076
Delaware County Authority:
5.000%, 10/01/2023	240,000	246,940
5.000%, 10/01/2035 (Callable 04/01/2027)	485,000	525,640
Delaware Valley Regional Finance Authority,
2.028%, 09/01/2048 (1 Month LIBOR
USD + 0.880%) (Callable 09/01/2024)
(Mandatory Tender Date 09/01/2025)(2)	1,000,000	997,058
East Hempfield Township
Industrial Development Authority:
5.000%, 12/01/2025	225,000	240,026
5.000%, 07/01/2030
(Pre-refunded to 07/01/2023)	700,000	722,129
Eastern Lebanon County School District:
4.000%, 05/15/2036
(Callable 11/15/2026) (Insured by ST AID)	230,000	234,138
4.000%, 05/15/2037
(Callable 11/15/2026) (Insured by ST AID)	250,000	253,323
4.000%, 05/15/2038
(Callable 11/15/2026) (Insured by ST AID)	250,000	252,278
4.000%, 05/15/2039
(Callable 11/15/2026) (Insured by ST AID)	250,000	252,299
4.000%, 05/15/2040
(Callable 11/15/2026) (Insured by ST AID)	400,000	401,909
4.000%, 05/15/2041
(Callable 11/15/2026) (Insured by ST AID)	350,000	351,584
Hamburg Area School District:
3.000%, 04/01/2034
(Callable 10/01/2026) (Insured by ST AID)	1,000,000	933,199
3.000%, 04/01/2036
(Callable 10/01/2026) (Insured by ST AID)	1,400,000	1,267,906
Indiana County Industrial
Development Authority:
5.000%, 05/01/2030 (Insured by BAM)	1,040,000	1,139,850
5.000%, 05/01/2032
(Callable 11/01/2031) (Insured by BAM)	920,000	1,002,874
Lancaster County Hospital Authority:
0.830%, 05/15/2030 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	400,000	400,000
5.000%, 11/01/2037 (Callable 11/01/2029)	600,000	642,190
5.000%, 11/01/2040 (Callable 11/01/2029)	3,100,000	3,299,169
Lancaster Higher Education Authority:
4.000%, 10/01/2030
(Callable 10/01/2028) (Insured by BAM)	1,225,000	1,276,234
4.000%, 10/01/2031
(Callable 10/01/2028) (Insured by BAM)	1,000,000	1,038,058
Latrobe Industrial Development Authority:
5.000%, 03/01/2031	175,000	180,545
5.000%, 03/01/2032 (Callable 03/01/2031)	265,000	272,073
5.000%, 03/01/2033 (Callable 03/01/2031)	290,000	297,014
5.000%, 03/01/2034 (Callable 03/01/2031)	300,000	306,383
Lycoming County Authority,
4.000%, 11/01/2043
(Mandatory Tender Date 05/01/2024)(1)	525,000	534,106
Montgomery County Higher
Education & Health Authority,
1.125%, 05/01/2036
(Mandatory Tender Date 05/01/2023)(7)	685,000	677,512
Montgomery County Industrial
Development Authority,
5.000%, 11/15/2036 (Callable 11/15/2026)	600,000	622,063
Old Forge School District:
4.000%, 05/01/2041
(Callable 05/01/2027) (Insured by BAM)	500,000	502,479
4.000%, 05/01/2045
(Callable 05/01/2027) (Insured by BAM)	530,000	532,780
Panther Valley School District:
4.000%, 10/15/2031
(Callable 10/15/2028) (Insured by BAM)	730,000	767,957
4.000%, 10/15/2032
(Callable 10/15/2028) (Insured by BAM)	350,000	364,065
4.000%, 10/15/2033
(Callable 10/15/2028) (Insured by BAM)	235,000	243,817
Pennsylvania Economic
Development Financing Authority,
4.000%, 11/15/2034 (Callable 11/15/2027)	1,000,000	992,289
Pennsylvania Higher
Educational Facilities Authority,
5.000%, 07/01/2035 (Callable 07/01/2026)	300,000	301,828
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)	215,000	216,578
4.000%, 10/01/2049 (Callable 10/01/2028)	1,465,000	1,484,480
3.000%, 10/01/2051 (Callable 04/01/2031)	3,455,000	3,327,465
4.250%, 10/01/2052 (Callable 04/01/2032)	4,000,000	4,101,327
Pennsylvania Turnpike Commission:
5.000%, 06/01/2024	1,500,000	1,573,079
5.000%, 06/01/2030 (Callable 12/01/2025)	280,000	297,821
6.000%, 12/01/2030
(Callable 12/01/2027) (Insured by BAM)(7)	205,000	238,306
4.750%, 12/01/2037
(Callable 12/01/2026)(7)	600,000	618,811
5.000%, 12/01/2038
(Callable 12/01/2028)(7)	1,120,000	1,204,271
6.375%, 12/01/2038
(Callable 12/01/2027)(7)	745,000	859,114
4.000%, 12/01/2039 (Callable 12/01/2031)	1,975,000	1,967,978
0.000%, 12/01/2040
(Callable 06/01/2029)(7)	580,000	571,107
4.000%, 12/01/2040 (Callable 12/01/2031)	2,555,000	2,535,507
Philadelphia Municipal Authority,
5.000%, 04/01/2030 (Callable 04/01/2027)	375,000	410,423
Pittsburgh Water & Sewer Authority,
1.430%, 09/01/2040
(SIFMA Municipal Swap Index + 0.650%)
(Callable 06/01/2023) (Mandatory Tender
Date 12/01/2023) (Insured by AGM)(2)	3,100,000	3,101,549
Ridley School District:
4.000%, 09/15/2031
(Callable 03/15/2025) (Insured by ST AID)	830,000	854,198
4.000%, 11/15/2036
(Callable 11/15/2029) (Insured by AGM)	1,000,000	1,023,007
4.000%, 11/15/2037
(Callable 11/15/2029) (Insured by AGM)	325,000	329,155
School District of Philadelphia,
4.000%, 09/01/2037 (Callable 09/01/2029)
(Insured by ST AID)	1,000,000	1,009,485

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Sports & Exhibition Authority of Pittsburgh
and Allegheny County:
4.000%, 02/01/2027 (Insured by AGM)	$4,715,000	$4,980,255
5.000%, 02/01/2028 (Insured by AGM)	2,050,000	2,275,546
5.000%, 12/15/2028
(Callable 12/15/2027) (Insured by BAM)	500,000	564,348
5.000%, 02/01/2029 (Insured by AGM)	1,325,000	1,481,080
State Public School Building Authority:
0.000%, 05/15/2027 (Insured by NATL)	160,000	136,486
0.000%, 05/15/2030 (Insured by NATL)	1,780,000	1,335,890
Swarthmore Borough Authority,
5.000%, 09/15/2039 (Callable 09/15/2028)	3,680,000	4,034,557
Trinity Area School District,
4.000%, 11/01/2043
(Callable 11/01/2029) (Insured by AGM)	1,325,000	1,328,539
Upper Moreland Township School District,
5.000%, 10/01/2030
(Callable 04/01/2025) (Insured by ST AID)	250,000	267,634
Westmoreland County Industrial
Development Authority:
5.000%, 07/01/2029	725,000	787,352
5.000%, 07/01/2030	550,000	599,626
York Suburban School District,
4.000%, 05/01/2030
(Callable 05/01/2024) (Insured by BAM)	1,780,000	1,821,747
Total Pennsylvania
(Cost $95,299,755)		89,615,895	4.4%
Puerto Rico
Commonwealth of Puerto Rico:
5.250%, 07/01/2023	4,924,174	5,013,402
5.375%, 07/01/2025	2,670,469	2,772,706
Puerto Rico Industrial Tourist Educational
Medical & Environmental Control Facilities:
5.000%, 07/01/2028	125,000	136,607
5.000%, 07/01/2033 (Callable 07/01/2031)	1,295,000	1,414,996
5.000%, 07/01/2034 (Callable 07/01/2031)	200,000	217,680
5.000%, 07/01/2035 (Callable 07/01/2031)	200,000	216,885
Puerto Rico Sales Tax Financing Corp.:
4.329%, 07/01/2040 (Callable 07/01/2028)	2,000,000	1,878,140
4.750%, 07/01/2053 (Callable 07/01/2028)	1,256,000	1,206,783
Total Puerto Rico
(Cost $13,624,333)		12,857,199	0.6%
Rhode Island
Rhode Island Commerce Corp.,
5.000%, 07/01/2033
(Callable 07/01/2028) (Insured by BAM)	950,000	1,027,201
Rhode Island Health and
Educational Building Corp.,
4.000%, 09/15/2031 (Callable 09/15/2026)	175,000	182,077
Rhode Island Housing &
Mortgage Finance Corp.:
3.500%, 10/01/2046 (Callable 04/01/2025)	15,000	15,093
3.000%, 10/01/2051 (Callable 04/01/2030)	2,925,000	2,854,404
Total Rhode Island
(Cost $4,255,125)		4,078,775	0.2%
South Carolina
City of Newberry SC:
5.000%, 09/01/2028 (Insured by AGM)	250,000	282,791
5.000%, 09/01/2029 (Insured by AGM)	225,000	257,484
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	260,291
Piedmont Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2027)	2,000,000	2,146,603
Scago Educational Facilities
Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	521,305
South Carolina Jobs-Economic
Development Authority:
5.000%, 05/01/2029 (Callable 05/01/2028)	1,080,000	1,173,347
4.000%, 08/15/2030 (Callable 08/15/2026)	270,000	269,724
5.250%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,613,526
South Carolina State Housing Finance
& Development Authority:
2.000%, 09/01/2024
(Mandatory Tender Date 03/01/2024)(1)	2,219,000	2,201,430
3.800%, 01/01/2049 (Callable 07/01/2027)	165,000	162,521
4.000%, 07/01/2050 (Callable 07/01/2029)	2,730,000	2,768,495
3.000%, 01/01/2052 (Callable 07/01/2030)	10,280,000	10,016,364
Spartanburg County School District No. 7,
5.000%, 03/01/2048 (Callable 03/01/2029)	350,000	381,549
Spartanburg Regional Health Services District:
4.000%, 04/15/2036
(Callable 04/15/2030) (Insured by AGM)	445,000	444,129
4.000%, 04/15/2037
(Callable 04/15/2030) (Insured by AGM)	500,000	497,961
4.000%, 04/15/2038
(Callable 04/15/2030) (Insured by AGM)	500,000	494,749
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	208,380
Total South Carolina
(Cost $25,850,893)		24,700,649	1.2%
South Dakota
City of Brandon SD,
5.000%, 08/01/2037
(Callable 08/01/2030) (Insured by AGM)	1,880,000	2,030,568
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	3,260,000	3,091,197
Milbank School District No. 25-4:
4.000%, 08/01/2029
(Callable 08/01/2026) (Insured by ST AID)	750,000	787,213
5.000%, 08/01/2030
(Callable 08/01/2026) (Insured by ST AID)	785,000	858,774
5.000%, 08/01/2031
(Callable 08/01/2026) (Insured by ST AID)	820,000	895,735
South Dakota Health &
Educational Facilities Authority:
3.000%, 09/01/2029 (Callable 09/01/2028)	380,000	360,594
3.000%, 09/01/2030 (Callable 09/01/2028)	175,000	163,413
5.000%, 11/01/2035 (Callable 11/01/2025)	100,000	103,212
4.000%, 11/01/2040 (Callable 11/01/2025)	325,000	310,760
3.000%, 09/01/2041 (Callable 09/01/2028)	250,000	192,573
South Dakota Housing
Development Authority:
4.000%, 05/01/2049 (Callable 05/01/2028)	1,595,000	1,617,769
5.000%, 05/01/2053 (Callable 11/01/2031)	3,000,000	3,177,493
South Dakota State Building Authority,
5.000%, 06/01/2036 (Callable 06/01/2028)	185,000	204,343
Total South Dakota
(Cost $14,524,772)		13,793,644	0.7%
Tennessee
City of Clarksville TN,
5.000%, 02/01/2032
(Pre-refunded to 02/01/2026)	1,000,000	1,093,046
City of Jackson TN:
5.000%, 04/01/2029
(Pre-refunded to 04/01/2025)	30,000	32,158
5.000%, 04/01/2029 (Callable 04/01/2025)	1,125,000	1,168,490
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
City of Jackson TN: (cont.)
5.000%, 04/01/2036
(Pre-refunded to 04/01/2025)	$60,000	$64,315
5.000%, 04/01/2036 (Callable 04/01/2025)	1,890,000	1,937,609
City of Memphis TN:
5.000%, 12/01/2032
(Pre-refunded to 12/01/2024)	530,000	566,756
4.000%, 12/01/2033 (Callable 12/01/2026)	1,300,000	1,335,454
4.000%, 12/01/2033 (Callable 12/01/2027)	480,000	495,808
4.000%, 12/01/2034 (Callable 12/01/2026)	1,310,000	1,335,909
4.000%, 12/01/2035 (Callable 12/01/2026)	275,000	278,442
Knox County Health Educational
& Housing Facility Board,
5.000%, 01/01/2026 (Callable 01/01/2023)	145,000	146,615
Memphis-Shelby County
Industrial Development Board,
4.000%, 04/01/2038
(Callable 04/01/2031) (Insured by AGM)	535,000	528,779
Nashville & Davidson County
Metropolitan Government,
3.000%, 10/01/2024	210,000	206,472
Shelby County Health Educational
& Housing Facilities Board:
4.000%, 05/01/2037 (Callable 05/01/2027)	250,000	248,979
4.000%, 08/01/2040 (Callable 02/01/2028)	1,120,000	1,129,502
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	75,000	81,378
5.000%, 02/01/2027	195,000	206,376
4.000%, 11/01/2049 (Callable 08/01/2025)
(Mandatory Tender Date 11/01/2025)(1)	785,000	797,120
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 01/01/2023)	1,155,000	1,155,211
3.100%, 07/01/2036 (Callable 01/01/2026)	260,000	259,356
3.550%, 07/01/2039 (Callable 07/01/2024)	180,000	178,734
4.000%, 01/01/2042 (Callable 07/01/2026)	130,000	131,939
3.600%, 07/01/2042 (Callable 01/01/2027)	225,000	224,534
4.000%, 07/01/2043 (Callable 01/01/2023)	100,000	100,229
4.000%, 07/01/2045 (Callable 01/01/2025)	60,000	60,761
3.500%, 01/01/2047 (Callable 01/01/2026)	45,000	45,171
4.500%, 07/01/2049 (Callable 01/01/2028)	625,000	641,392
3.750%, 01/01/2050 (Callable 01/01/2029)	65,000	65,474
4.250%, 01/01/2050 (Callable 07/01/2028)	690,000	704,431
5.000%, 01/01/2053 (Callable 07/01/2031)	3,000,000	3,177,430
Total Tennessee
(Cost $19,340,316)		18,397,870	0.9%
Texas
Abilene Convention Center
Hotel Development Corp.,
4.000%, 10/01/2050 (Callable 10/01/2031)	2,850,000	2,562,263
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028
(Callable 08/15/2026) (PSF Guaranteed)	250,000	260,477
5.000%, 08/15/2028 (PSF Guaranteed)	980,000	1,103,794
5.000%, 08/15/2029 (PSF Guaranteed)	560,000	637,445
4.000%, 08/15/2030 (PSF Guaranteed)	415,000	439,017
5.000%, 08/15/2030 (PSF Guaranteed)	605,000	695,547
4.000%, 08/15/2031
(Callable 08/15/2029) (PSF Guaranteed)	510,000	531,397
5.000%, 08/15/2031 (PSF Guaranteed)	585,000	678,560
4.000%, 08/15/2032
(Callable 08/15/2031) (PSF Guaranteed)	100,000	103,976
5.000%, 08/15/2032 (PSF Guaranteed)	660,000	772,083
4.000%, 08/15/2033
(Callable 08/15/2031) (PSF Guaranteed)	355,000	364,855
Arlington Higher Education
Finance Corp.: (cont.)
4.000%, 08/15/2036
(Callable 08/15/2031) (PSF Guaranteed)	1,370,000	1,379,593
4.000%, 08/15/2037
(Callable 08/15/2031) (PSF Guaranteed)	765,000	768,666
5.000%, 02/15/2038
(Callable 02/15/2025) (PSF Guaranteed)	295,000	310,241
4.000%, 02/15/2040
(Callable 02/15/2025) (PSF Guaranteed)	805,000	802,047
Arlington Housing Finance Corp.,
3.500%, 11/01/2043 (Callable 05/01/2025)
(Mandatory Tender Date 11/01/2025)(1)	5,000,000	5,079,841
Austin-Bergstrom Landhost Enterprises, Inc.:
5.000%, 10/01/2035 (Callable 10/01/2027)	1,250,000	1,296,227
5.000%, 10/01/2036 (Callable 10/01/2027)	885,000	916,595
Baytown Municipal Development District:
2.500%, 10/01/2031	500,000	417,675
3.500%, 10/01/2031(3)	1,020,000	859,244
Bexar County Hospital District,
4.000%, 02/15/2036 (Callable 02/15/2028)	250,000	254,090
Brazoria County Toll Road Authority,
0.000%, 03/01/2043 (Callable 03/01/2030)
(County Guaranteed)(7)	490,000	442,592
Central Texas Regional Mobility Authority:
5.000%, 01/01/2027 (Callable 01/01/2026)	2,060,000	2,196,389
4.000%, 01/01/2040 (Callable 01/01/2031)	1,250,000	1,199,912
5.000%, 01/01/2045
(Pre-refunded to 07/01/2025)	500,000	540,901
Central Texas Turnpike System,
0.000%, 08/15/2036 (Callable 08/15/2024)	1,000,000	533,864
City of Brownsville TX,
4.000%, 09/01/2029
(Callable 09/01/2026) (Insured by AGM)	105,000	109,563
City of Bryan TX,
4.000%, 07/01/2040 (Callable 07/01/2027)	250,000	251,359
City of Dallas TX,
5.000%, 10/01/2041 (Callable 10/01/2026)	1,200,000	1,302,384
City of Decatur TX:
5.000%, 03/01/2024 (Insured by BAM)	300,000	314,475
5.000%, 03/01/2025 (Insured by BAM)	280,000	299,551
City of El Paso TX:
4.000%, 08/15/2041 (Callable 08/15/2025)	250,000	249,817
4.000%, 08/15/2041 (Callable 08/15/2025)	250,000	249,818
City of Garland TX,
5.000%, 03/01/2033 (Callable 03/01/2026)	835,000	890,995
City of Houston TX:
5.000%, 11/15/2028 (Callable 11/15/2024)	715,000	760,203
5.500%, 12/01/2029
(ETM) (Insured by NATL)	500,000	573,041
5.000%, 11/15/2036 (Callable 11/15/2026)	500,000	537,065
City of Magnolia TX,
5.700%, 09/01/2046(3)	995,000	917,624
City of Mesquite TX:
5.000%, 03/01/2039 (Callable 03/01/2032)	500,000	563,234
5.000%, 03/01/2040 (Callable 03/01/2032)	500,000	561,458
5.000%, 03/01/2041 (Callable 03/01/2032)	500,000	559,881
5.000%, 03/01/2042 (Callable 03/01/2032)	500,000	558,021
City of San Antonio TX:
5.000%, 02/01/2047 (Callable 02/01/2027)	1,000,000	1,058,571
2.000%, 02/01/2049
(Mandatory Tender Date 12/01/2027)(1)	7,500,000	7,104,315

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
City of Temple TX:
4.000%, 08/01/2035
(Callable 08/01/2030) (Insured by BAM)	$650,000	$669,872
4.000%, 08/01/2037
(Callable 08/01/2030) (Insured by BAM)	200,000	205,607
4.000%, 08/01/2038
(Callable 08/01/2030) (Insured by BAM)	165,000	168,186
4.000%, 08/01/2039
(Callable 08/01/2030) (Insured by BAM)	435,000	442,553
4.000%, 08/01/2041
(Callable 08/01/2030) (Insured by BAM)	200,000	202,681
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2025 (PSF Guaranteed)	360,000	387,187
4.000%, 08/15/2030
(Callable 08/15/2026) (PSF Guaranteed)	800,000	835,295
4.000%, 08/15/2033
(Callable 08/15/2028) (PSF Guaranteed)	2,000,000	2,108,705
4.000%, 04/01/2034
(Callable 04/01/2030) (PSF Guaranteed)	325,000	342,460
5.000%, 08/15/2034
(Callable 08/15/2026) (PSF Guaranteed)	1,000,000	1,084,116
4.000%, 04/01/2035
(Callable 04/01/2030) (PSF Guaranteed)	250,000	262,712
4.000%, 08/15/2035
(Callable 08/15/2029) (PSF Guaranteed)	1,380,000	1,451,334
5.000%, 08/15/2042 (Callable 08/15/2022)	3,225,000	3,228,698
Comal County Water Control
& Improvement District No. 6:
4.000%, 03/01/2031
(Callable 03/01/2028) (Insured by BAM)	560,000	579,698
4.000%, 03/01/2032
(Callable 03/01/2028) (Insured by BAM)	690,000	709,984
4.000%, 03/01/2033
(Callable 03/01/2028) (Insured by BAM)	720,000	734,354
4.000%, 03/01/2034
(Callable 03/01/2028) (Insured by BAM)	750,000	758,793
County of Harris TX,
5.000%, 08/15/2029 (Callable 08/15/2022)	150,000	150,625
County of Maverick TX,
7.000%, 03/01/2034
(Pre-refunded to 03/01/2023)(3)	10,000,000	10,345,326
County of Wise TX:
5.000%, 08/15/2029	880,000	960,694
5.000%, 08/15/2033 (Callable 08/15/2031)	930,000	1,014,483
Crane County Water District,
5.000%, 02/15/2023	250,000	254,953
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2028
(Callable 02/15/2027) (PSF Guaranteed)	250,000	263,926
4.000%, 02/15/2031
(Callable 02/15/2027) (PSF Guaranteed)	200,000	209,168
Deaf Smith County Hospital District,
4.000%, 03/01/2040 (Callable 03/01/2027)	2,045,000	1,982,109
Del Mar College District,
4.000%, 08/15/2036 (Callable 08/15/2026)	250,000	253,711
Ferris Independent School District,
5.000%, 08/15/2029
(Callable 08/15/2026) (PSF Guaranteed)	560,000	616,017
Fort Bend County Levee
Improvement District No. 19:
3.000%, 09/01/2029
(Callable 09/01/2026) (Insured by AGM)	335,000	336,446
3.000%, 09/01/2030
(Callable 09/01/2026) (Insured by AGM)	715,000	712,178
Fort Bend County Municipal
Utility District No. 167,
4.000%, 09/01/2027
(Callable 09/01/2024) (Insured by AGM)	290,000	299,742
Fort Bend County Municipal
Utility District No. 30,
4.000%, 09/01/2023 (Insured by BAM)	295,000	302,099
Fort Bend County Municipal
Utility District No. 58:
3.000%, 04/01/2033
(Callable 04/01/2029) (Insured by BAM)	800,000	750,771
3.000%, 04/01/2034
(Callable 04/01/2029) (Insured by BAM)	450,000	415,800
3.000%, 04/01/2035
(Callable 04/01/2029) (Insured by BAM)	430,000	393,633
3.000%, 04/01/2037
(Callable 04/01/2029) (Insured by BAM)	825,000	734,874
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034
(Callable 10/01/2028)(7)	40,000	42,412
0.000%, 10/01/2035
(Callable 10/01/2028)(7)	50,000	52,891
0.000%, 10/01/2036
(Callable 10/01/2028)(7)	325,000	342,307
0.000%, 10/01/2045
(Callable 10/01/2028)(7)	1,765,000	1,855,357
0.000%, 10/01/2046
(Callable 10/01/2028)(7)	1,055,000	1,107,365
0.000%, 10/01/2047
(Callable 10/01/2028)(7)	2,085,000	2,191,383
0.000%, 10/01/2048
(Callable 10/01/2028)(7)	645,000	677,451
5.000%, 10/01/2052
(Mandatory Tender Date 10/01/2023)(1)	590,000	610,212
Guadalupe-Blanco River Authority:
4.000%, 08/15/2040 (Callable 08/15/2024)	260,000	260,728
4.000%, 08/15/2046 (Callable 08/15/2024)	450,000	445,495
Harris County Cultural Education
Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)	635,000	669,525
5.000%, 11/15/2033 (Callable 11/15/2027)	115,000	127,405
1.849%, 11/15/2046 (1 Month LIBOR
USD + 0.650%) (Callable 07/01/2023)
(Mandatory Tender Date 07/01/2024)(2)	7,000,000	7,020,334
Harris County Municipal
Utility District No. 371,
4.000%, 09/01/2032
(Callable 09/01/2023) (Insured by BAM)	370,000	374,081
Harris County Municipal
Utility District No. 423:
5.500%, 04/01/2025 (Insured by AGM)	425,000	458,468
5.500%, 04/01/2026 (Insured by AGM)	450,000	494,487
5.500%, 04/01/2027 (Insured by AGM)	450,000	501,708
5.500%, 04/01/2028 (Insured by AGM)	450,000	509,290
5.500%, 04/01/2029 (Insured by AGM)	475,000	544,905
5.500%, 04/01/2030
(Callable 04/01/2029) (Insured by AGM)	500,000	571,349
Harris County Municipal
Utility District No. 500,
3.000%, 12/01/2022 (Insured by AGM)	175,000	176,009
Harris County Municipal
Utility District No. 71,
4.000%, 09/01/2028
(Callable 09/01/2023) (Insured by BAM)	250,000	254,026

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Harris County-Houston Sports Authority:
0.000%, 11/15/2025 (Insured by NATL)	$11,185,000	$9,937,333
5.000%, 11/15/2026
(Callable 11/15/2024) (Insured by AGM)	310,000	326,793
5.000%, 11/15/2053 (Callable 11/15/2024)	2,220,000	2,263,450
Housing Options, Inc.,
3.900%, 02/01/2026 (Mandatory Tender
Date 02/01/2025) (Insured by HUD)(1)	4,000,000	4,080,144
Houston Higher Education Finance Corp.,
3.375%, 10/01/2037 (Callable 08/01/2022)	770,000	668,486
Hunt Memorial Hospital District:
5.000%, 02/15/2028	525,000	573,272
5.000%, 02/15/2030	1,015,000	1,120,713
Irving Hospital Authority,
1.880%, 10/15/2044
(SIFMA Municipal Swap Index + 1.100%)
(Callable 04/15/2023) (Mandatory Tender
Date 10/15/2023) (Partially Pre-refunded)(2)	900,000	901,137
Joshua Independent School District,
5.500%, 02/15/2026 (PSF Guaranteed)	2,425,000	2,590,759
Katy Development Authority:
3.000%, 06/01/2032
(Callable 06/01/2027) (Insured by BAM)	485,000	449,895
3.000%, 06/01/2033
(Callable 06/01/2027) (Insured by BAM)	420,000	381,104
3.000%, 06/01/2034
(Callable 06/01/2027) (Insured by BAM)	575,000	514,239
3.000%, 06/01/2035
(Callable 06/01/2027) (Insured by BAM)	500,000	440,030
3.000%, 06/01/2037
(Callable 06/01/2027) (Insured by BAM)	2,290,000	1,951,475
3.000%, 06/01/2039
(Callable 06/01/2027) (Insured by BAM)	1,125,000	926,710
Kilgore Independent School District,
2.000%, 02/15/2052 (Mandatory Tender
Date 08/15/2025) (PSF Guaranteed)(1)	4,190,000	4,074,567
Lake Travis Independent School District,
4.000%, 02/15/2038
(Callable 02/15/2028) (PSF Guaranteed)	250,000	258,624
Laredo Community College District,
5.000%, 08/01/2028
(Callable 08/01/2027) (Insured by BAM)	350,000	390,253
Leander Independent School District:
0.000%, 08/15/2040 (Pre-refunded
to 08/15/2024) (PSF Guaranteed)	20,000	8,873
5.000%, 08/15/2040
(Callable 08/15/2025) (PSF Guaranteed)	500,000	535,432
Lower Colorado River Authority,
4.000%, 05/15/2042 (Callable 05/15/2026)	465,000	449,000
Martin County Hospital District:
4.000%, 04/01/2027	225,000	234,387
4.000%, 04/01/2028	430,000	446,881
4.000%, 04/01/2031 (Callable 04/01/2030)	235,000	240,524
4.000%, 04/01/2033 (Callable 04/01/2030)	375,000	380,700
4.000%, 04/01/2034 (Callable 04/01/2030)	500,000	506,966
Matagorda County Navigation District No. 1:
4.400%, 05/01/2030 (Insured by AMBAC)	1,035,000	1,071,596
4.000%, 06/01/2030 (Callable 06/03/2023)	3,500,000	3,503,986
Metropolitan Transit
Authority of Harris County,
5.000%, 11/01/2034 (Callable 11/01/2029)	560,000	630,433
Montgomery County
Municipal Utility District No. 119,
4.000%, 04/01/2023 (Insured by BAM)	200,000	203,351
Navasota Independent School District,
5.000%, 02/15/2048 (Pre-refunded
to 02/15/2025) (PSF Guaranteed)	2,100,000	2,248,197
New Hope Cultural Education
Facilities Finance Corp.:
2.000%, 01/01/2026	1,345,000	1,223,310
5.000%, 04/01/2029
(Pre-refunded to 04/01/2027)	255,000	284,074
5.000%, 08/15/2047 (Callable 08/15/2027)	2,270,000	2,376,187
North Lamar Independent School District:
4.000%, 02/15/2032
(Callable 02/15/2031) (PSF Guaranteed)	1,230,000	1,328,586
4.000%, 02/15/2036
(Callable 02/15/2031) (PSF Guaranteed)	715,000	749,819
4.000%, 02/15/2037
(Callable 02/15/2031) (PSF Guaranteed)	625,000	653,417
4.000%, 02/15/2038
(Callable 02/15/2031) (PSF Guaranteed)	650,000	677,869
North Texas Tollway Authority:
5.000%, 01/01/2030 (Callable 01/01/2025)	5,000,000	5,240,354
5.000%, 01/01/2033 (Callable 01/01/2026)	675,000	718,083
6.750%, 09/01/2045
(Pre-refunded to 09/01/2031)(7)	40,000	51,838
Northeast Travis County Utility District,
0.000%, 09/01/2023 (Insured by BAM)	275,000	266,667
Northside Independent School District,
1.600%, 08/01/2049 (Mandatory Tender
Date 08/01/2024) (PSF Guaranteed)(1)	745,000	734,119
Northwest Harris County Municipal
Utility District No. 10:
5.000%, 04/01/2023 (Insured by BAM)	515,000	526,891
5.000%, 04/01/2024 (Insured by BAM)	640,000	669,642
5.000%, 04/01/2025 (Insured by BAM)	650,000	692,459
5.000%, 04/01/2026 (Insured by BAM)	725,000	783,330
Pflugerville Independent School District:
4.000%, 02/15/2035 (Callable 02/15/2026)	315,000	322,253
4.000%, 02/15/2036 (Callable 02/15/2026)	330,000	336,733
4.000%, 02/15/2037 (Callable 02/15/2026)	340,000	346,445
4.000%, 02/15/2039 (Callable 02/15/2026)	370,000	373,105
4.000%, 02/15/2041 (Callable 02/15/2026)	350,000	352,268
Red River Health Facilities Development Corp.,
8.000%, 11/15/2049
(Pre-refunded to 11/15/2024)	2,425,000	2,730,663
Remington Municipal Utility District No. 1,
3.000%, 09/01/2025
(Callable 09/01/2024) (Insured by AGM)	540,000	545,279
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	160,000	160,405
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	1,395,000	1,395,674
Seminole Hospital District,
3.000%, 02/15/2034 (Callable 02/15/2026)	1,200,000	1,094,908
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2027 (Insured by AGM)	250,000	272,703
Sugar Land 4B Corp.,
4.000%, 02/15/2030
(Callable 02/15/2028) (Insured by BAM)	1,045,000	1,108,397
Tarrant County Cultural Education
Facilities Finance Corp.:
2.750%, 02/15/2036
(Callable 07/21/2022)(1)	2,445,000	2,366,567
5.000%, 11/15/2037 (Callable 11/15/2027)	600,000	632,026
5.000%, 12/01/2039 (Callable 12/01/2023)	1,015,000	1,053,215
5.000%, 11/15/2040 (Callable 11/15/2026)	400,000	415,697
4.000%, 11/15/2042 (Callable 05/15/2026)	500,000	493,930

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Texas Department of Housing
& Community Affairs:
5.000%, 01/01/2029 (Insured by GNMA)	$215,000	$241,485
5.000%, 07/01/2029 (Insured by GNMA)	175,000	196,951
5.000%, 01/01/2030 (Insured by GNMA)	450,000	507,021
4.750%, 01/01/2049
(Callable 07/01/2028) (Insured by GNMA)	3,375,000	3,482,598
5.500%, 09/01/2052
(Callable 03/01/2032) (Insured by GNMA)	6,000,000	6,511,600
Texas Municipal Gas
Acquisition & Supply Corp. I:
2.675%, 12/15/2026 (3 Month LIBOR
USD + 1.450%)(Callable 07/01/2022)(2)	3,000,000	2,869,342
6.250%, 12/15/2026	1,345,000	1,438,600
Texas Municipal Gas Acquisition
& Supply Corp. III:
5.000%, 12/15/2028	400,000	424,860
5.000%, 12/15/2032	300,000	319,728
Texas Municipal Gas Acquisition
and Supply Corp. II,
2.095%, 09/15/2027
(3 Month LIBOR USD + 0.870%)(2)	14,000,000	13,685,787
Texas Municipal Power Agency,
3.000%, 09/01/2029
(Callable 09/01/2026) (Insured by AGM)	2,080,000	2,074,843
Texas Water Development Board,
5.000%, 10/15/2043 (Callable 04/15/2028)	3,410,000	3,686,073
Tioga Independent School
District Public Facility Corp.,
3.250%, 08/15/2027 (Callable 08/15/2024)	200,000	185,831
Travis County Municipal Utility District No. 4,
4.000%, 09/01/2035
(Callable 09/01/2022) (Insured by AGM)	615,000	615,427
Upper Trinity Regional Water District,
5.000%, 08/01/2032
(Callable 08/01/2028) (Insured by BAM)	265,000	293,995
Viridian Municipal Management District:
4.000%, 12/01/2027
(Callable 12/01/2023) (Insured by AGM)	315,000	320,970
4.000%, 12/01/2028
(Callable 12/01/2023) (Insured by AGM)	470,000	477,411
4.000%, 12/01/2037
(Callable 12/01/2027) (Insured by BAM)	865,000	876,041
Washington County Junior College District,
5.000%, 10/01/2028
(Callable 04/01/2026) (Insured by BAM)	500,000	540,412
White Settlement Independent School District,
0.000%, 08/15/2040 (Pre-refunded
to 08/15/2023) (PSF Guaranteed)	1,370,000	642,845
Wimberley Independent School District,
4.000%, 08/15/2031
(Callable 08/15/2027) (PSF Guaranteed)	355,000	374,246
Total Texas
(Cost $219,134,572)		208,516,933	10.3%
Utah
City of Herriman City UT,
4.000%, 01/01/2041
(Callable 01/01/2031) (Insured by AGM)	500,000	505,557
City of Salt Lake City UT:
5.000%, 07/01/2030 (Callable 07/01/2027)	155,000	168,622
5.000%, 07/01/2042 (Callable 07/01/2027)	2,735,000	2,861,589
5.000%, 07/01/2047 (Callable 07/01/2027)	1,500,000	1,558,384
Jordan Valley Water Conservancy District:
5.000%, 10/01/2032 (Callable 10/01/2026)	250,000	272,582
5.000%, 10/01/2033 (Callable 10/01/2026)	350,000	380,884
Midvale Utah Redevelopment Agency,
5.000%, 05/01/2027	290,000	324,082
University of Utah,
4.000%, 08/01/2039 (Callable 08/01/2030)	1,760,000	1,773,458
Utah Charter School Finance Authority:
3.000%, 04/15/2027 (Insured by UT CSCE)	370,000	370,137
5.000%, 04/15/2027 (Callable 04/15/2026)
(Insured by UT CSCE)	365,000	392,690
5.000%, 04/15/2028 (Callable 04/15/2026)
(Insured by UT CSCE)	720,000	773,018
5.250%, 10/15/2028 (Pre-refunded
to 10/15/2023) (Insured by UT CSCE)	400,000	416,621
4.000%, 04/15/2029 (Insured by UT CSCE)	175,000	184,238
5.000%, 10/15/2032 (Callable 10/15/2027)
(Insured by UT CSCE)	285,000	310,609
5.000%, 10/15/2036 (Callable 04/15/2023)
(Insured by UT CSCE)	700,000	712,359
4.000%, 04/15/2037 (Callable 04/15/2032)
(Insured by UT CSCE)	500,000	504,558
5.000%, 04/15/2037 (Callable 04/15/2026)
(Insured by UT CSCE)	520,000	551,214
4.000%, 04/15/2042 (Callable 04/15/2032)
(Insured by UT CSCE)	480,000	464,773
5.000%, 10/15/2043 (Pre-refunded
to 10/15/2023) (Insured by UT CSCE)	2,250,000	2,336,428
5.000%, 10/15/2043 (Callable 10/15/2027)
(Insured by UT CSCE)	1,000,000	1,077,244
Utah Housing Corp.,
4.000%, 01/01/2045
(Callable 01/01/2026) (Insured by FHA)	165,000	167,096
Utah Transit Authority,
4.000%, 12/15/2041 (Callable 06/15/2028)	400,000	398,106
Utah Water Finance Agency,
4.000%, 03/01/2031 (Callable 03/01/2027)	925,000	969,720
Total Utah
(Cost $18,599,744)		17,473,969	0.9%
Vermont
City of Burlington VT,
5.000%, 07/01/2028 (Callable 07/01/2027)	275,000	304,072
University of Vermont:
4.000%, 10/01/2037 (Callable 10/01/2024)	710,000	710,169
4.000%, 10/01/2043 (Callable 10/01/2026)	1,000,000	973,145
Vermont Educational & Health
Buildings Financing Agency:
5.000%, 12/01/2035 (Callable 06/01/2026)	710,000	741,708
5.000%, 12/01/2039 (Callable 06/01/2026)	500,000	520,310
Vermont Housing Finance Agency,
3.650%, 11/01/2032 (Callable 11/01/2024)	100,000	100,199
Vermont Public Power Supply Authority,
5.000%, 07/01/2028 (Callable 07/01/2027)	500,000	542,886
Total Vermont
(Cost $4,180,512)		3,892,489	0.2%
Virginia
City of Petersburg VA,
4.000%, 11/01/2025 (Pre-refunded
to 11/01/2022) (Insured by ST AID)	225,000	226,924
City of Virginia Beach VA,
3.000%, 03/01/2031
(Callable 03/01/2028) (Insured by ST AID)	1,500,000	1,509,129

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
County of James City VA,
3.000%, 06/15/2029 (Callable 06/15/2025)
(Insured by ST AID)	$1,000,000	$1,007,196
Farmville Industrial Development Authority,
5.375%, 07/01/2053
(Callable 07/01/2028) (Mandatory Tender
Date 07/01/2043) (Insured by AGM)	7,950,000	8,441,512
Hampton Roads Transportation
Accountability Commission,
5.000%, 07/01/2042 (Callable 01/01/2028)	305,000	328,169
James City County Economic
Development Authority,
6.000%, 06/01/2043
(Pre-refunded to 06/01/2023)	2,298,693	2,381,830
Portsmouth Redevelopment
& Housing Authority,
3.500%, 07/01/2025
(Mandatory Tender Date 07/01/2024)(1)	3,500,000	3,528,509
Virginia College Building Authority,
4.000%, 02/01/2034 (Callable 02/01/2031)	2,000,000	2,080,339
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)	2,570,000	2,499,589
Virginia Resources Authority,
3.000%, 11/01/2031 (Callable 11/01/2028)	1,200,000	1,205,240
Total Virginia
(Cost $24,205,478)		23,208,437	1.1%
Washington
County of King WA,
5.000%, 01/01/2038 (Callable 01/01/2029)	400,000	440,641
Eastern Washington University,
3.000%, 10/01/2033 (Callable 10/01/2026)	600,000	539,717
Energy Northwest,
5.000%, 07/01/2030 (Callable 07/01/2028)	600,000	676,342
King County Housing Authority:
4.000%, 06/01/2029	800,000	842,400
5.000%, 12/01/2030 (Callable 12/01/2026)	1,650,000	1,790,804
King County Public Hospital District No. 1,
5.000%, 12/01/2029 (Callable 12/01/2028)	1,050,000	1,172,555
Metropolitan Park District of Tacoma WA:
4.000%, 12/01/2028	1,025,000	1,060,937
4.000%, 12/01/2029	1,715,000	1,761,802
5.000%, 12/01/2033	500,000	540,520
Pend Oreille County Public
Utility District No. 1:
5.000%, 01/01/2028	220,000	236,711
5.000%, 01/01/2031 (Callable 01/01/2028)	30,000	31,706
5.000%, 01/01/2038 (Callable 01/01/2029)	2,500,000	2,588,063
5.000%, 01/01/2039 (Callable 01/01/2028)	1,500,000	1,545,790
State of Washington:
5.000%, 02/01/2038 (Callable 02/01/2024)	645,000	666,622
5.000%, 02/01/2039 (Callable 02/01/2029)	1,095,000	1,208,346
5.000%, 06/01/2039 (Callable 06/01/2029)	800,000	886,036
5.000%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,445,317
4.000%, 08/01/2042 (Callable 08/01/2022)	345,000	345,682
Washington Biomedical
Research Properties 3.2,
5.000%, 01/01/2037 (Callable 07/01/2025)	100,000	106,357
Washington State Housing
Finance Commission:
2.400%, 06/01/2025 (Insured by GNMA)	810,000	807,331
3.700%, 12/01/2033 (Callable 06/01/2024)	85,000	84,988
4.000%, 06/01/2049 (Callable 06/01/2028)	500,000	507,180
Western Washington University:
4.000%, 05/01/2028 (Insured by BAM)	320,000	336,340
4.000%, 05/01/2029 (Insured by BAM)	345,000	362,159
4.000%, 05/01/2030 (Insured by BAM)	530,000	556,455
Total Washington
(Cost $21,589,691)		20,540,801	1.0%
West Virginia
West Virginia Economic
Development Authority,
3.750%, 12/01/2042
(Mandatory Tender Date 06/01/2025)(1)	2,500,000	2,500,076
Total West Virginia
(Cost $2,500,000)		2,500,076	0.1%
Wisconsin
County of Waushara WI,
4.500%, 06/01/2027
(Callable 06/01/2025)(6)	2,260,000	2,359,820
Oak Creek-Franklin Joint School District,
3.150%, 04/01/2028 (Callable 04/01/2025)	5,140,000	5,202,820
Oshkosh Area School District,
2.625%, 03/01/2027
(Callable 03/01/2023) (Insured by BAM)	12,000,000	11,788,605
Public Finance Authority:
5.000%, 01/01/2023	190,000	193,180
5.000%, 10/01/2023(3)	2,125,000	2,158,806
5.000%, 10/01/2024(3)	875,000	895,959
5.000%, 01/01/2025	260,000	274,739
3.000%, 04/01/2025(3)	235,000	230,684
5.000%, 06/15/2025	220,000	228,506
3.000%, 03/01/2026
(Callable 08/01/2022)(3)	1,250,000	1,184,167
0.000%, 09/01/2028
(Pre-refunded to 09/01/2026)	130,000	107,650
5.000%, 10/01/2029(3)	1,000,000	1,041,820
5.000%, 03/01/2031 (Callable 03/01/2026)	440,000	474,160
4.000%, 04/01/2032(3)	900,000	865,056
5.000%, 07/01/2035
(Callable 07/01/2028) (Insured by AGM)	400,000	433,320
4.000%, 04/01/2042
(Callable 04/01/2032)(3)	850,000	725,656
5.000%, 10/01/2044 (Callable 04/01/2029)	1,750,000	1,824,158
4.000%, 04/01/2052
(Callable 04/01/2032)(3)	1,000,000	798,454
Tender Option Bond Trust,
1.130%, 06/01/2027 (
Optional Put Date 07/07/2022)(1)(3)	15,557,000	15,557,000
University of Wisconsin Hospitals & Clinics:
5.000%, 04/01/2036 (Callable 10/01/2028)	465,000	503,300
5.000%, 04/01/2038
(Pre-refunded to 04/01/2023)	830,000	850,280
5.000%, 04/01/2043 (Callable 10/01/2028)	1,790,000	1,908,024
Village of Mount Pleasant WI:
4.000%, 04/01/2035 (Callable 04/01/2028)	1,795,000	1,835,007
5.000%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,110,403
4.000%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,007,152
5.000%, 04/01/2038 (Callable 04/01/2028)	1,000,000	1,104,091
5.000%, 04/01/2048 (Callable 04/01/2028)	200,000	212,040
5.000%, 04/01/2048
(Callable 04/01/2028) (Insured by BAM)	2,875,000	3,048,070
Wisconsin Center District:
5.250%, 12/15/2023 (
ETM) (Insured by AGM)	85,000	85,718
5.250%, 12/15/2023 (Insured by AGM)	75,000	77,237
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wisconsin Center District: (cont.)
0.000%, 12/15/2027 (Insured by AGM)	$525,000	$443,752
0.000%, 12/15/2027 (Insured by NATL)	220,000	182,989
5.000%, 12/15/2027 (Callable 06/15/2026)	500,000	549,951
0.000%, 12/15/2028 (Insured by AGM)	1,025,000	820,681
0.000%, 12/15/2028 (Insured by AGM)	255,000	206,774
5.000%, 12/15/2028 (Callable 06/15/2026)	345,000	378,646
0.000%, 12/15/2029 (Insured by AGM)	315,000	244,764
0.000%, 12/15/2030 (Insured by AGM)	1,325,000	968,390
0.000%, 12/15/2030 (Insured by AGM)	460,000	341,819
5.000%, 12/15/2030
(Pre-refunded to 12/15/2022)	395,000	401,123
5.000%, 12/15/2030 (Callable 06/15/2026)	500,000	546,790
5.000%, 12/15/2031 (Callable 06/15/2026)	440,000	481,175
0.000%, 12/15/2034
(Callable 12/15/2030) (Insured by AGM)	615,000	369,232
0.000%, 12/15/2035
(Callable 06/15/2026) (Insured by BAM)	300,000	171,117
0.000%, 12/15/2035
(Callable 12/15/2030) (Insured by AGM)	2,780,000	1,585,683
0.000%, 12/15/2037
(Callable 06/15/2026) (Insured by BAM)	1,980,000	1,020,725
Wisconsin Health &
Educational Facilities Authority:
5.000%, 11/01/2022	120,000	120,252
5.000%, 07/01/2023	165,000	170,183
5.000%, 11/01/2023	125,000	125,993
5.000%, 07/01/2024	250,000	261,732
5.000%, 11/01/2024	155,000	156,886
5.000%, 03/01/2025 (Callable 03/01/2024)	315,000	320,770
5.000%, 11/01/2025	245,000	248,499
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	52,105
3.000%, 08/15/2026 (Callable 08/15/2024)	1,000,000	1,006,548
2.250%, 11/01/2026 (Callable 07/21/2022)	405,000	396,632
5.000%, 10/01/2027	250,000	275,304
5.000%, 08/15/2028 (Callable 08/15/2023)	1,025,000	1,052,086
5.000%, 12/01/2028 (Callable 11/01/2026)	45,000	48,898
5.000%, 10/01/2029	545,000	610,931
5.000%, 12/15/2030 (Callable 12/15/2024)	480,000	496,290
5.000%, 04/01/2031 (Callable 04/01/2027)	250,000	270,911
5.000%, 10/01/2031 (Callable 10/01/2029)	250,000	277,515
5.000%, 04/01/2032 (Callable 10/01/2022)	290,000	291,554
4.000%, 11/15/2034 (Callable 05/15/2026)	1,000,000	1,002,460
4.000%, 08/15/2037 (Callable 08/15/2027)	1,905,000	1,897,135
4.375%, 06/01/2039 (Callable 08/01/2022)	230,000	229,988
5.000%, 08/15/2039 (Callable 08/15/2024)	1,435,000	1,460,268
4.000%, 11/15/2039 (Callable 05/15/2026)	525,000	518,608
5.000%, 12/15/2039 (Callable 12/15/2024)	1,450,000	1,479,742
5.000%, 11/15/2044 (Callable 11/15/2022)	380,000	384,547
5.000%, 12/15/2044 (Callable 12/15/2024)	675,000	686,484
4.000%, 11/15/2046 (Callable 05/15/2026)	475,000	450,479
5.000%, 02/15/2052 (Callable 08/15/2024)
(Mandatory Tender Date 02/15/2025)(1)	2,410,000	2,541,179
1.110%, 02/15/2053 (Callable 07/01/2022)
(Optional Put Date 07/05/2022)(1)	7,000,000	7,000,000
1.330%, 08/15/2054
(SIFMA Municipal Swap Index + 0.550%)
(Callable 07/26/2022)
(Mandatory Tender Date 07/26/2023)(2)	1,445,000	1,441,097
Wisconsin Housing & Economic
Development Authority:
4.000%, 03/01/2048 (Callable
03/01/2027) (Insured by FNMA)	935,000	947,509
4.250%, 03/01/2049 (Callable
09/01/2028) (Insured by FNMA)	1,400,000	1,430,478
0.500%, 11/01/2050 (Callable 05/01/2023)
(Mandatory Tender Date 11/01/2024)
(Insured by HUD)(1)	1,110,000	1,029,555
Total Wisconsin
(Cost $99,045,776)		95,482,111	4.7%
Wyoming
County of Laramie WY:
4.000%, 05/01/2030	500,000	524,253
4.000%, 05/01/2032 (Callable 05/01/2031)	525,000	535,925
4.000%, 05/01/2034 (Callable 05/01/2031)	500,000	503,208
4.000%, 05/01/2036 (Callable 05/01/2031)	600,000	595,615
4.000%, 05/01/2037 (Callable 05/01/2031)	225,000	221,123
Wyoming Community
Development Authority:
3.000%, 12/01/2044 (Callable 06/01/2024)	35,000	35,049
4.000%, 12/01/2048 (Callable 06/01/2028)	1,330,000	1,349,057
Total Wyoming
(Cost $4,229,072)		3,764,230	0.2%
Total Municipal Bonds
(Cost $2,097,555,576)		2,010,769,425	99.1%

	Shares
Closed-End Investment Companies
Nuveen AMT-Free Municipal Credit
Income Fund, Series C Preferred Shares,
1.410%, 12/01/2031(1)	11,000	11,000,000
Nuveen AMT-Free Quality Municipal
Income Fund, Series D Preferred Shares,
1.410%, 03/01/2029(1)	9,800	9,800,000
Total Closed-End Investment Companies
(Cost $20,800,000)		20,800,000	1.0%
Total Long-Term Investments
(Cost $2,118,355,576)		2,031,569,425	100.1%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free
Cash Trust, Premier Shares, 0.81%(4)	1,227,307	$1,227,307
Total Short-Term Investment
(Cost $1,227,307)		1,227,307	0.1%
Total Investments
(Cost $2,119,582,883)		2,032,796,732	100.2%
Liabilities in Excess of Other Assets		(3,328,428)	(0.2)%
TOTAL NET ASSETS		$2,029,468,304	100.0%
Notes to Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
BHAC – Berkshire Hathaway Assurance Corp.
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
HUD – US Department of Housing and Development
NATL – National Public Finance Guarantee Corp.
Q-SBLF – Qualified School Building Loan Fund
SCH BD GTY – School Board Guaranty
SD CRED PROG – State Credit Enhancement Program
SONYMA – State of New York Mortgage Agency
ST AID – State Aid Intercept/Withholding
UT CSCE – Utah Charter School Credit Enhancement Program
ETM – Escrowed to Maturity
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SIFMA – Securities Industry and Financial Markets Association
SOFR – Secured Overnight Financing Rate
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2022.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2022, the value of these securities totaled $122,832,615, which represented 6.05% of total net assets.

(4)	Seven-day yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2022.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$2,010,769,425	$—	$2,010,769,425
Closed-End Investment Companies	—	20,800,000	—	20,800,000
Total Long-Term Investments	—	2,031,569,425	—	2,031,569,425
Short-Term Investment
Money Market Mutual Fund	1,227,307	—	—	1,227,307
Total Short-Term Investment	1,227,307	—	—	1,227,307
Total Investments	$1,227,307	$2,031,569,425	$—	$2,032,796,732

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
June 30, 2022 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$53,119,307

	SEC 30-Day Yield(4)
	Institutional Class	3.25%
	Investor Class	3.00%

	Average Effective Duration	7.28 years

	Average Effective Maturity	8.24 years

	Annualized Expense Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio Turnover Rate	40%	(7)

	Number of Holdings	279
Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2022.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2022.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Municipal Bond Fund
June 30, 2022 (Unaudited)

Total Returns

			Average
			Annual
	Six	One	Since
For the Periods Ended June 30, 2022	Months	Year	Inception(1)
Institutional Class Shares	-8.36%	-7.34%	2.06%
Investor Class Shares	-8.39%	-7.58%	1.77%
Bloomberg Municipal Bond Index(2)	-8.98%	-8.57%	-0.76%

(1)	For the period from November 15, 2019 (inception date) through June 30, 2022.
(2)
The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 15% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s invasion of Ukraine, the sanctions imposed against Russia by certain countries and Russia’s countermeasures against those countries, has resulted in increased market volatility and may have a significant negative impact on the global economy. The ongoing coronavirus (COVID-19) pandemic and measures taken to limit its spread present a continued risk to global growth and asset prices. The performance of the Fund may be affected by changes in interest rates – generally, when interest rates rise, the market value of the bonds in which the Fund invests declines and when interest rates decline, the market value rises. The Federal Reserve has begun to rapidly raise interest rates in an attempt to control inflation not seen in 40 years, both of which pose a risk to the U.S. economy. The Federal Reserve may not be able to successfully control inflation without causing a recession or without negatively impacting asset prices and increasing market volatility. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama Special Care Facilities
Financing Authority,
5.000%, 06/01/2026 (Callable 06/01/2025)	$110,000	$118,045
Black Belt Energy Gas District,
4.000%, 12/01/2049 (Callable 09/01/2025)
(Mandatory Tender Date 12/01/2025)(1)	45,000	45,625
Chilton County Health Care Authority,
3.000%, 11/01/2027 (Callable 11/01/2025)	100,000	98,928
Lower Alabama Gas District,
4.000%, 12/01/2050 (Callable 09/01/2025)
(Mandatory Tender Date 12/01/2025)(1)	175,000	177,584
Southeast Energy Authority A Cooperative District,
5.000%, 05/01/2053 (Callable 05/01/2028)
(Mandatory Tender Date 08/01/2028)(1)	250,000	264,463
Tallassee Board of Education,
4.000%, 08/01/2034
(Callable 08/01/2030) (Insured by AGM)	100,000	100,266
Wilcox County Board of Education,
4.000%, 03/01/2031
(Callable 09/01/2025) (Insured by AGM)	125,000	128,459
Total Alabama
(Cost $969,320)		933,370	1.7%
Alaska
CIVIC Ventures,
5.000%, 09/01/2027 (Callable 09/01/2025)	200,000	207,381
Total Alaska
(Cost $210,691)		207,381	0.4%
Arizona
Arizona Industrial Development Authority:
5.000%, 10/01/2030 (Callable 10/01/2026)(3)	100,000	94,872
4.000%, 07/01/2032 (Callable 01/01/2028)
(Insured by SD CRED PROG)	100,000	99,677
City of Phoenix Civic Improvement Corp.,
5.500%, 07/01/2035 (Insured by BHAC)(5)	200,000	241,963
City of Tucson AZ,
3.500%, 07/01/2031 (Callable 07/01/2024)	100,000	100,851
Glendale Industrial Development Authority,
2.125%, 07/01/2033 (Callable 07/01/2029)	250,000	198,616
Glendale Municipal Property Corp.,
4.000%, 07/01/2038 (Callable 01/01/2023)	180,000	180,197
Industrial Development
Authority of the County of Pima,
4.000%, 07/01/2029	25,000	24,734
Total Arizona
(Cost $1,058,351)		940,910	1.8%
Arkansas
Batesville Public Facilities Board,
5.000%, 06/01/2026	150,000	159,329
Carroll-Boone Water District,
3.000%, 12/01/2032 (Callable 12/01/2025)	150,000	140,728
City of Heber Springs AR,
1.625%, 06/01/2047 (Callable 06/01/2028)	250,000	219,411
Conway Health Facilities Board,
4.250%, 08/01/2043 (Callable 08/01/2026)	200,000	192,131
Southern Arkansas University,
4.000%, 03/01/2028
(Callable 03/01/2025) (Insured by AGM)	130,000	134,022
Total Arkansas
(Cost $919,172)		845,621	1.6%
California
Brea Redevelopment Agency,
0.000%, 08/01/2036 (Callable 08/01/2027)(5)	95,000	97,677
California Public Finance Authority,
2.375%, 11/15/2028 (Callable 05/15/2023)(3)	75,000	68,849
City & County of San Francisco CA,
4.000%, 06/15/2039 (Callable 06/15/2028)	500,000	504,780
City of Los Angeles Department of Airports,
5.000%, 05/15/2033 (Callable 05/15/2029)	500,000	543,536
Department of Veterans Affairs Veteran’s Farm
& Home Purchase Program,
3.000%, 12/01/2031 (Callable 06/01/2026)	100,000	96,582
El Rancho Unified School District,
0.000%, 08/01/2031
(Callable 08/01/2028) (Insured by AGM)(5)	115,000	129,877
Golden Valley Unified School District:
0.000%, 08/01/2027 (Insured by NATL)	125,000	107,162
0.000%, 08/01/2028 (Insured by NATL)	75,000	61,751
Hawthorne School District,
0.000%, 08/01/2042
(Callable 08/01/2027) (Insured by AGM)(5)	250,000	271,106
Los Alamitos Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2029)(5)	130,000	131,299
Los Angeles County Schools
Regionalized Business Services Corp.,
0.000%, 08/01/2029 (Insured by AMBAC)	235,000	179,891
Mayers Memorial Hospital District:
0.000%, 08/01/2029	160,000	116,923
0.000%, 08/01/2030	360,000	249,943
Modesto Irrigation District,
1.639%, 09/01/2027 (3 Month LIBOR
USD + 0.580%) (Callable 08/01/2022)
(Insured by NATL)(2)	100,000	100,004
Morongo Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2030)(5)	125,000	121,186
Newport Mesa Unified School District,
6.300%, 08/01/2042 (Callable 08/01/2031)(5)	35,000	43,427
Oak Park Unified School District,
7.100%, 08/01/2038
(Callable 08/01/2031) (Insured by AGM)(5)	50,000	63,884
Oxnard School District,
5.000%, 08/01/2045
(Callable 08/01/2026) (Insured by BAM)(5)	150,000	159,529
San Diego County Regional Airport Authority,
4.000%, 07/01/2035 (Callable 07/01/2031)	450,000	440,682
San Ysidro School District,
0.000%, 08/01/2030 (Insured by AGM)	165,000	122,328
Saugus Union School District Financing Authority:
4.000%, 09/01/2041
(Callable 09/01/2027) (Insured by BAM)	250,000	246,523
4.000%, 09/01/2049
(Callable 09/01/2027) (Insured by BAM)	100,000	95,488
Solano County Community College District,
0.000%, 08/01/2030 (Callable 08/01/2025)(5)	150,000	157,818
Total California
(Cost $4,336,888)		4,110,245	7.7%
Colorado
City & County of Denver CO,
5.000%, 08/01/2041 (Callable 08/01/2026)	365,000	392,419
Colorado Educational &
Cultural Facilities Authority,
2.000%, 09/01/2030 (Callable 09/01/2028)	100,000	88,926
Colorado Water Resources &
Power Development Authority,
5.000%, 09/01/2044
(Callable 09/01/2024) (Insured by BAM)	200,000	208,891
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	100,000	77,348

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Grand River Hospital District,
5.250%, 12/01/2031
(Callable 12/01/2028) (Insured by AGM)	$75,000	$82,345
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025(3)	200,000	165,983
State of Colorado,
4.000%, 12/15/2036 (Callable 12/15/2031)	415,000	416,012
Vauxmont Metropolitan District:
5.000%, 12/15/2032
(Callable 12/15/2024) (Insured by AGM)	25,000	27,019
3.250%, 12/15/2050
(Callable 12/15/2024) (Insured by AGM)	175,000	140,697
Total Colorado
(Cost $1,667,211)		1,599,640	3.0%
Connecticut
Connecticut State Health &
Educational Facilities Authority,
4.000%, 07/01/2051 (Callable 07/01/2031)	250,000	232,671
Connecticut State Higher Education
Supplement Loan Authority,
3.000%, 11/15/2035
(Pre-refunded to 11/15/2026)	150,000	153,800
State of Connecticut,
3.625%, 11/15/2033 (Callable 11/15/2025)	200,000	200,776
Town of Stratford CT,
4.000%, 05/15/2038
(Callable 05/15/2030) (Insured by BAM)	400,000	397,172
Total Connecticut
(Cost $1,001,657)		984,419	1.8%
District of Columbia
Metropolitan Washington Airports Authority,
0.000%, 10/01/2028 (Insured by AGC)	180,000	144,596
Total District of Columbia
(Cost $165,296)		144,596	0.3%
Florida
Brevard County Health Facilities Authority,
5.000%, 04/01/2052 (Callable 04/01/2032)	750,000	787,144
City of Panama City Beach FL,
4.000%, 11/01/2044 (Callable 11/01/2030)	200,000	194,554
City of Tallahassee FL,
4.000%, 12/01/2035 (Callable 06/01/2025)	225,000	214,439
Florida Development Finance Corp.,
4.000%, 07/01/2051 (Callable 07/01/2031)(3)	100,000	79,236
Florida Housing Finance Corp.,
4.200%, 01/01/2045
(Callable 01/01/2028) (Insured by GNMA)	60,000	60,740
Highlands County Health Facilities Authority,
0.780%, 11/15/2035 (Callable 07/01/2022)
(Optional Put Date 07/07/2022)(1)	500,000	500,000
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	150,000	151,123
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	200,000	207,742
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023	200,000	202,226
School Board of Miami-Dade County,
5.000%, 02/01/2028 (Callable 02/01/2026)	500,000	535,327
University of West Florida,
4.000%, 06/01/2034 (Callable 06/01/2026)	50,000	51,206
Total Florida
(Cost $3,055,170)		2,983,737	5.6%
Georgia
Atlanta Urban Residential Finance Authority,
2.000%, 09/01/2025
(Mandatory Tender Date 09/01/2024)(1)	200,000	197,427
Burke County Development Authority,
2.200%, 10/01/2032 (Callable 11/19/2026)	250,000	232,503
Development Authority of Appling County,
1.500%, 01/01/2038
(Mandatory Tender Date 02/03/2025)(1)	100,000	95,838
Development Authority of Cobb County,
5.000%, 06/01/2049 (Callable 06/01/2027)	245,000	262,197
Private Colleges & Universities Authority,
4.000%, 06/01/2045 (Callable 06/01/2031)	325,000	303,203
Total Georgia
(Cost $1,182,034)		1,091,168	2.0%
Illinois
Chicago Board of Education,
5.500%, 12/01/2026 (Insured by NATL)	60,000	64,379
Chicago Midway International Airport,
5.000%, 01/01/2029 (Callable 01/01/2026)	365,000	382,181
City of Chicago IL:
0.000%, 01/01/2027 (Insured by NATL)	100,000	84,686
5.250%, 01/01/2028 (Callable 01/01/2024)	270,000	275,998
0.000%, 01/01/2033 (Insured by NATL)	175,000	109,873
Cook County Community
College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	75,000	76,453
Eastern Illinois University,
6.350%, 04/01/2036 (Callable 08/01/2022)	250,000	229,867
Exceptional Children Have Opportunities,
4.000%, 12/01/2035 (Callable 12/01/2029)	150,000	152,715
Hoffman Estates Park District,
4.000%, 12/01/2044 (Callable 12/01/2024)	200,000	200,455
Illinois Finance Authority:
4.125%, 11/15/2037 (Callable 11/15/2025)	60,000	60,107
6.000%, 10/01/2048 (Callable 10/01/2022)	100,000	100,133
5.250%, 10/01/2052 (Callable 10/01/2032)(6)	500,000	483,118
Illinois State Toll Highway Authority,
5.000%, 01/01/2039 (Callable 01/01/2025)	500,000	517,110
Joliet Park District,
4.000%, 02/01/2033
(Callable 02/01/2023) (Insured by AGM)	100,000	100,708
Kendall Kane & Will Counties Community
Unit School District No. 308,
0.000%, 02/01/2028 (Insured by AGM)	280,000	236,539
Macon County School District No. 61,
5.000%, 12/01/2040
(Callable 12/01/2028) (Insured by AGM)	250,000	274,972
Metropolitan Pier & Exposition Authority,
0.000%, 06/15/2029 (Insured by NATL)	100,000	76,768
Regional Transportation Authority,
5.750%, 06/01/2029 (Insured by AGM)	500,000	571,577
Upper Illinois River Valley Development Authority,
5.000%, 01/01/2045 (Callable 01/01/2027)(3)	200,000	180,039
Village of Crestwood IL,
4.000%, 12/15/2027
(Callable 12/15/2025) (Insured by BAM)	100,000	103,142
Will County Community
High School District No. 210:
0.000%, 01/01/2027	95,000	82,101
0.000%, 01/01/2031	50,000	36,111
5.000%, 01/01/2031 (Callable 01/01/2023)	300,000	301,782
4.000%, 01/01/2034
(Callable 01/01/2029) (Insured by AGM)	100,000	101,534

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Winnebago & Boone Counties Community
High School District No. 207,
4.000%, 02/01/2036
(Callable 02/01/2027) (Insured by BAM)	$210,000	$217,152
Total Illinois
(Cost $5,155,486)		5,019,500	9.4%
Indiana
Indiana Finance Authority:
2.500%, 11/01/2030	100,000	87,010
5.000%, 10/01/2032 (Callable 10/01/2023)	150,000	152,916
4.000%, 10/01/2052 (Callable 04/01/2032)	250,000	235,374
Indiana Health & Educational
Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	100,000	105,619
St. Joseph County Airport Authority,
0.010%, 07/01/2028 (Insured by BAM)	155,000	124,977
Total Indiana
(Cost $721,483)		705,896	1.3%
Iowa
City of Coralville IA,
4.000%, 06/01/2025 (Callable 06/01/2024)	100,000	100,019
Iowa Higher Education Loan Authority,
5.375%, 10/01/2052 (Callable 10/01/2030)(6)	500,000	515,574
Total Iowa
(Cost $610,165)		615,593	1.2%
Kansas
City of Coffeyville KS,
5.000%, 06/01/2025 (Insured by NATL)(3)	100,000	101,922
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	25,000	23,659
Wyandotte County-Kansas
City Unified Government,
0.000%, 12/01/2027 (Insured by NATL)	150,000	120,822
Total Kansas
(Cost $257,036)		246,403	0.5%
Kentucky
City of Henderson KY,
3.700%, 01/01/2032(3)	200,000	191,785
Kentucky Economic
Development Finance Authority:
0.000%, 10/01/2027 (Insured by NATL)	90,000	75,263
4.000%, 07/01/2031 (Callable 07/01/2025)	100,000	100,238
5.000%, 01/01/2045 (Callable 07/01/2025)	200,000	204,366
Kentucky Public Energy Authority,
2.268%, 12/01/2049 (1 Month LIBOR
USD + 1.120%) (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(2)	50,000	49,059
Total Kentucky
(Cost $651,732)		620,711	1.2%
Maryland
Maryland Community
Development Administration,
4.700%, 03/01/2046 (Callable 03/01/2031)	400,000	403,794
Maryland Health & Higher
Educational Facilities Authority,
5.000%, 01/01/2030	100,000	107,882
Total Maryland
(Cost $517,967)		511,676	1.0%
Massachusetts
Massachusetts Development Finance Agency:
3.500%, 10/01/2022(3)	60,000	60,084
5.000%, 10/01/2024	150,000	151,953
5.000%, 07/15/2025(3)	50,000	52,439
Massachusetts Educational Financing Authority,
2.000%, 07/01/2037 (Callable 07/01/2031)	400,000	352,321
Total Massachusetts
(Cost $671,304)		616,797	1.2%
Michigan
Flint Hospital Building Authority,
5.000%, 07/01/2023	35,000	35,403
Grand Valley State University:
4.000%, 12/01/2029 (Callable 06/01/2026)	500,000	511,716
3.500%, 12/01/2031 (Callable 12/01/2024)	125,000	126,014
Michigan Finance Authority,
5.000%, 07/01/2044 (Callable 07/01/2024)	300,000	302,262
Michigan Strategic Fund,
5.000%, 12/31/2028	120,000	126,634
Total Michigan
(Cost $1,118,436)		1,102,029	2.1%
Minnesota
City of Maple Grove MN,
4.000%, 05/01/2037 (Callable 05/01/2027)	125,000	117,102
Housing & Redevelopment
Authority of The City of St. Paul,
5.000%, 12/01/2036 (Callable 12/01/2030)	150,000	155,301
Minnesota Higher Education Facilities Authority,
4.000%, 10/01/2040 (Callable 10/01/2030)	105,000	100,925
Minnesota Housing Finance Agency,
4.250%, 01/01/2049
(Callable 01/01/2028) (Insured by GNMA)	210,000	214,316
Roseville Independent School District No. 623,
4.000%, 04/01/2032 (Callable 04/01/2030)	200,000	203,241
Zumbro Education District,
4.000%, 02/01/2041 (Callable 02/01/2031)	235,000	224,726
Total Minnesota
(Cost $1,112,527)		1,015,611	1.9%
Mississippi
City of Gulfport MS,
5.000%, 07/01/2026	100,000	106,427
County of Lafayette MS,
4.000%, 06/01/2028 (Callable 06/01/2027)	135,000	140,813
Mississippi Development Bank:
4.000%, 03/01/2035 (Callable 03/01/2028)	200,000	202,331
5.250%, 03/01/2045 (Callable 03/01/2028)	150,000	158,166
State of Mississippi,
5.000%, 10/15/2029 (Callable 10/15/2025)	120,000	127,538
Total Mississippi
(Cost $795,414)		735,275	1.4%
Missouri
City of Kansas City MO:
0.000%, 02/01/2028	210,000	173,745
0.000%, 02/01/2029	100,000	79,247
Health & Educational Facilities
Authority of the State of Missouri:
4.000%, 08/01/2025	150,000	150,686
5.000%, 11/15/2033 (Callable 11/15/2030)	360,000	389,412
St. Louis Land Clearance for
Redevelopment Authority:
4.250%, 06/01/2026	105,000	107,512
3.875%, 10/01/2035 (Callable 10/01/2029)	160,000	132,330
Total Missouri
(Cost $1,080,618)		1,032,932	1.9%

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Nebraska
Village of Boys Town NE,
3.000%, 09/01/2028	$100,000	$100,872
Total Nebraska
(Cost $100,000)		100,872	0.2%
Nevada
City of Sparks NV,
2.500%, 06/15/2024(3)	50,000	48,356
Henderson Public Improvement Trust,
4.000%, 01/01/2026 (Callable 07/01/2024)	200,000	199,162
Total Nevada
(Cost $251,277)		247,518	0.5%
New Hampshire
New Hampshire Business Finance Authority,
4.375%, 09/20/2036	500,000	479,730
Total New Hampshire
(Cost $474,801)		479,730	0.9%
New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024(3)	85,000	86,807
Borough of Woodbury Heights NJ,
4.000%, 12/01/2024
(Callable 08/01/2022) (Insured by AGC)	20,000	20,037
Emerson Board of Education,
3.250%, 09/01/2031 (Callable 09/01/2026)	105,000	104,705
New Jersey Economic Development Authority,
5.250%, 07/01/2026 (Insured by NATL)	500,000	541,555
New Jersey Housing & Mortgage Finance Agency,
5.000%, 10/01/2063 (Insured by HUD)	500,000	511,566
New Jersey Transportation Trust Fund Authority,
0.000%, 12/15/2026 (Insured by AMBAC)	35,000	30,256
Total New Jersey
(Cost $1,296,685)		1,294,926	2.4%
New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	100,000	82,422
Brookhaven Local Development Corp.,
1.625%, 11/01/2025	340,000	316,613
Huntington Local Development Corp.,
4.000%, 07/01/2027	250,000	238,549
Metropolitan Transportation Authority,
1.698%, 11/01/2030
(1 Month LIBOR USD + 0.550%)
(Mandatory Tender Date 11/01/2022)(2)	25,000	24,913
Middletown City School District,
3.000%, 06/15/2034
(Callable 06/15/2024) (Insured by ST AID)	110,000	102,781
Mount Vernon City School District,
4.000%, 12/01/2028
(Callable 12/01/2027) (Insured by ST AID)	430,000	460,255
New York City Housing Development Corp.,
3.000%, 02/15/2048 (Callable 05/15/2024)	500,000	488,427
New York City Industrial Development Agency,
9.452%, 03/01/2025 (CPI YOY + 0.870%)
(Insured by FGIC)(2)	100,000	102,336
New York City Transitional Finance Authority:
4.000%, 11/01/2038 (Callable 05/01/2029)	325,000	324,577
4.000%, 07/15/2040 (Callable 07/15/2029)
(Insured by ST AID)	150,000	145,880
New York State Dormitory Authority:
4.000%, 10/01/2035 (Callable 10/01/2029)
(Insured by AGM)	250,000	249,613
5.000%, 03/15/2048 (Callable 09/15/2028)	250,000	268,250
New York State Urban Development Corp.:
4.000%, 03/15/2042 (Callable 09/15/2030)	500,000	488,101
5.000%, 03/15/2047 (Callable 09/15/2030)	200,000	215,750
Onondaga Civic Development Corp.,
5.000%, 10/01/2023	100,000	101,106
Schenectady County Capital Resource Corp.,
5.250%, 07/01/2052 (Callable 07/01/2032)	350,000	379,750
Town of Ramapo NY,
3.750%, 03/01/2030 (Callable 03/01/2023)	50,000	44,956
Westchester County Local Development Corp.,
2.875%, 07/01/2026(3)	150,000	140,096
Total New York
(Cost $4,362,776)		4,174,375	7.9%
North Carolina
Greater Asheville Regional Airport Authority:
5.250%, 07/01/2038
(Callable 07/01/2032) (Insured by AGM)	350,000	383,603
5.500%, 07/01/2047
(Callable 07/01/2032) (Insured by AGM)	500,000	547,940
North Carolina Medical Care Commission:
4.000%, 10/01/2042 (Callable 10/01/2022)	80,000	72,116
5.000%, 01/01/2049 (Callable 01/01/2026)	250,000	251,926
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	50,000	48,618
Total North Carolina
(Cost $1,323,842)		1,304,203	2.4%
North Dakota
City of Mandan ND,
3.000%, 09/01/2036 (Callable 09/01/2024)	200,000	182,524
Jamestown Park District,
4.000%, 07/01/2031 (Callable 07/01/2024)	100,000	101,038
University of North Dakota,
4.000%, 06/01/2051
(Callable 06/01/2030) (Insured by AGM)	250,000	235,410
Williston Parks & Recreation District,
4.500%, 03/01/2025 (Callable 07/18/2022)	50,000	48,813
Total North Dakota
(Cost $641,959)		567,785	1.1%
Ohio
Akron Bath Copley Joint
Township Hospital District,
5.000%, 11/15/2031 (Callable 11/15/2030)	100,000	109,605
Buckeye Tobacco Settlement Financing Authority,
5.000%, 06/01/2055 (Callable 06/01/2030)	300,000	282,489
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2028	250,000	277,807
5.500%, 08/01/2052 (Callable 08/01/2032)(6)	350,000	370,249
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)	100,000	89,063
Ohio Air Quality Development Authority,
4.000%, 09/01/2030
(Mandatory Tender Date 06/01/2027)(1)	500,000	505,091
Ohio Higher Educational Facility Commission,
6.510%, 12/01/2023
(CPI YOY + 1.120%) (Insured by FGIC)(2)	170,000	173,820
Ohio Housing Finance Agency:
2.900%, 09/01/2045
(Callable 03/01/2029) (Insured by GNMA)	355,000	346,139
3.750%, 09/01/2050
(Callable 03/01/2029) (Insured by GNMA)	60,000	60,370
Ohio Turnpike & Infrastructure Commission,
0.000%, 02/15/2034 (Callable 02/15/2031)(5)	90,000	101,277
The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 08/01/2022)	$100,000	$100,037
5.000%, 04/01/2030	125,000	141,466
Village of Bluffton OH,
4.000%, 12/01/2032 (Callable 12/01/2027)	200,000	201,129
Warren County Port Authority,
4.000%, 12/01/2053 (Callable 12/01/2031)	100,000	77,317
Total Ohio
(Cost $2,951,478)		2,835,859	5.3%
Oklahoma
Norman Regional Hospital Authority:
5.000%, 09/01/2037 (Callable 09/01/2026)	250,000	255,755
5.000%, 09/01/2037 (Callable 09/01/2027)	25,000	25,641
Oklahoma City Airport Trust,
5.000%, 07/01/2029 (Callable 07/01/2028)	250,000	272,254
Oklahoma Development Finance Authority,
5.000%, 08/15/2032 (Callable 08/15/2025)	250,000	258,816
Tulsa Industrial Authority,
5.000%, 10/01/2023	25,000	25,407
Total Oklahoma
(Cost $890,236)		837,873	1.6%
Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027)(5)	100,000	109,013
Clackamas County Hospital Facility Authority,
5.000%, 05/15/2024	165,000	165,484
Salem Hospital Facility Authority,
5.000%, 05/15/2034 (Callable 05/15/2029)	50,000	53,237
Yamhill County Hospital Authority,
1.750%, 11/15/2026 (Callable 07/21/2022)	200,000	185,263
Total Oregon
(Cost $529,691)		512,997	1.0%
Pennsylvania
Allegheny County Airport Authority,
4.000%, 01/01/2056
(Callable 01/01/2031) (Insured by BAM)	500,000	461,890
Chester County Industrial Development Authority,
5.000%, 08/01/2035 (Callable 08/01/2023)	135,000	135,134
City of Philadelphia PA,
5.000%, 08/01/2030
(Callable 08/01/2027) (Insured by AGM)	500,000	546,186
Coatesville School District,
5.000%, 06/30/2023 (Insured by ST AID)(6)	250,000	252,680
Commonwealth of Pennsylvania,
3.750%, 03/01/2039
(Callable 03/01/2028) (Insured by AGM)	120,000	117,644
Delaware County Authority,
4.000%, 10/01/2022	90,000	90,405
East Hempfield Township
Industrial Development Authority,
5.000%, 12/01/2027 (Callable 12/01/2025)	400,000	424,022
Lancaster County Hospital Authority,
5.000%, 11/01/2040 (Callable 11/01/2029)	275,000	292,668
Mckeesport Area School District,
0.000%, 10/01/2033 (Insured by AGM)	400,000	250,354
Montgomery County
Industrial Development Authority,
5.000%, 11/15/2036 (Callable 11/15/2026)	150,000	155,516
Pennsylvania Economic
Development Financing Authority,
5.000%, 06/30/2042 (Callable 06/30/2026)	300,000	303,255
Pennsylvania Higher Educational
Facilities Authority:
5.000%, 05/01/2031 (Callable 05/01/2026)	25,000	26,262
5.000%, 07/01/2035 (Callable 07/01/2026)	100,000	100,610
Pennsylvania Turnpike Commission:
0.000%, 12/01/2040 (Callable 06/01/2029)(5)	75,000	73,850
5.000%, 12/01/2048 (Callable 12/01/2028)	40,000	42,446
Reading School District,
0.000%, 01/15/2029 (Insured by NATL)	100,000	78,530
Ridley School District,
4.000%, 11/15/2036
(Callable 11/15/2029) (Insured by AGM)	100,000	102,301
Sayre Health Care Facilities Authority,
1.889%, 12/01/2031 (3 Month LIBOR
USD + 0.830%) (Callable 08/01/2022)(2)	165,000	160,961
State Public School Building Authority,
0.000%, 05/15/2030 (Insured by NATL)	200,000	150,100
Total Pennsylvania
(Cost $3,940,277)		3,764,814	7.1%
Puerto Rico
Puerto Rico Sales Tax Financing Corp.,
4.329%, 07/01/2040 (Callable 07/01/2028)	317,000	297,685
Total Puerto Rico
(Cost $340,334)		297,685	0.6%
Rhode Island
Providence Redevelopment Agency,
5.000%, 04/01/2027 (Callable 04/01/2025)	410,000	422,800
Rhode Island Turnpike & Bridge Authority,
4.000%, 10/01/2036 (Callable 10/01/2029)	125,000	127,662
Total Rhode Island
(Cost $563,994)		550,462	1.0%
South Carolina
Florence-Darlington Commission
for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)	100,000	103,372
Patriots Energy Group Financing Agency,
4.000%, 10/01/2048 (Callable 11/01/2023)
(Mandatory Tender Date 02/01/2024)(1)	65,000	66,190
Scago Educational Facilities Corp.
for Spartanburg School District No. 1,
3.375%, 06/01/2030 (Callable 06/01/2025)	100,000	98,608
South Carolina Jobs-Economic
Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	100,000	99,898
5.250%, 08/15/2033 (Callable 08/15/2026)	150,000	156,811
Spartanburg County School District No. 7,
5.000%, 03/01/2037 (Callable 03/01/2029)	150,000	166,287
Town of Lexington SC,
4.000%, 04/01/2032 (Callable 04/01/2029)	100,000	104,527
Total South Carolina
(Cost $835,853)		795,693	1.5%
South Dakota
City of Rapid City SD:
5.000%, 12/01/2026	220,000	231,695
4.000%, 12/01/2035 (Callable 12/01/2029)	125,000	118,528
Total South Dakota
(Cost $361,315)		350,223	0.7%
Tennessee
Chattanooga Health Educational &
Housing Facility Board,
5.000%, 08/01/2033 (Callable 08/01/2029)	250,000	264,038

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
City of Memphis TN,
4.000%, 12/01/2035 (Callable 12/01/2026)	$125,000	$126,564
Tennessee Housing Development Agency,
3.850%, 07/01/2043 (Callable 07/01/2027)	240,000	235,634
Total Tennessee
(Cost $648,548)		626,236	1.2%
Texas
Arlington Higher Education Finance Corp.:
4.000%, 08/01/2033
(Callable 08/01/2028) (PSF Guaranteed)	125,000	127,446
4.000%, 08/15/2036
(Callable 08/15/2031) (PSF Guaranteed)	440,000	443,081
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)	100,000	103,698
Brazoria County Toll Road Authority,
0.000%, 03/01/2038 (Callable 03/01/2030)
(County Guaranteed)(5)	55,000	50,358
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	15,000	14,977
City of Arlington TX,
5.000%, 02/15/2031
(Callable 02/15/2028) (Insured by BAM)	500,000	548,311
City of Bastrop TX,
2.125%, 08/01/2045 (Callable 08/01/2030)	500,000	324,312
City of Brownsville TX,
5.000%, 09/01/2033
(Callable 09/01/2031) (Insured by BAM)	150,000	164,894
City of Bryan TX,
4.000%, 07/01/2043
(Callable 07/01/2031) (Insured by BAM)	300,000	297,814
City of Magnolia TX,
5.700%, 09/01/2046(3)	50,000	46,112
Clifton Higher Education Finance Corp.,
5.750%, 08/15/2038 (Callable 08/15/2025)	10,000	10,127
County of Tom Green TX,
3.750%, 02/01/2038 (Callable 02/01/2025)	200,000	198,364
Gulfgate Redevelopment Authority,
4.000%, 09/01/2031
(Callable 09/01/2030) (Insured by AGM)	170,000	173,744
Harris County Cultural
Education Facilities Finance Corp.,
1.350%, 12/01/2049
(SIFMA Municipal Swap Index + 0.570%)
(Callable 06/01/2024)
(Mandatory Tender Date 12/04/2024)(2)	40,000	39,881
Harris County-Houston Sports Authority,
0.000%, 11/15/2025 (Insured by NATL)	500,000	444,226
Love Field Airport Modernization Corp.,
4.000%, 11/01/2035
(Callable 11/01/2031) (Insured by AGM)	500,000	487,022
Lower Colorado River Authority,
5.000%, 05/15/2040 (Callable 05/15/2025)	75,000	77,767
Martin County Hospital District,
4.000%, 04/01/2036 (Callable 04/01/2030)	450,000	454,244
Matagorda County Navigation District No. 1,
4.400%, 05/01/2030 (Insured by AMBAC)	70,000	72,475
North Texas Tollway Authority,
4.000%, 01/01/2044 (Callable 01/01/2029)	250,000	244,749
Northwest Harris County
Municipal Utility District No. 5,
2.500%, 05/01/2028
(Callable 05/01/2024) (Insured by BAM)	350,000	341,515
Tarrant County Cultural Education
Facilities Finance Corp.,
2.250%, 11/15/2025	150,000	147,038
Texas Municipal Gas Acquisition & Supply Corp. I,
6.250%, 12/15/2026	75,000	80,219
Texas Municipal Gas Acquisition
and Supply Corp. II,
2.095%, 09/15/2027
(3 Month LIBOR USD + 0.870%)(2)	250,000	244,389
Total Texas
(Cost $5,387,871)		5,136,763	9.7%
Utah
Utah Charter School Finance Authority,
4.000%, 10/15/2045
(Callable 10/15/2025) (Insured by UT CSCE)	300,000	294,686
Weber Basin Water Conservancy District,
5.000%, 10/01/2050 (Callable 10/01/2029)	205,000	224,570
Total Utah
(Cost $562,285)		519,256	1.0%
Virginia
Farmville Industrial Development Authority,
5.375%, 07/01/2053 (Callable 07/01/2028)
(Mandatory Tender Date 07/01/2043)
(Insured by AGM)	150,000	159,274
Total Virginia
(Cost $180,105)		159,274	0.3%
Washington
King County Housing Authority,
4.000%, 11/01/2036
(Callable 11/01/2029) (County Guaranteed)	200,000	207,523
Pend Oreille County Public Utility District No. 1,
5.000%, 01/01/2038 (Callable 01/01/2029)	150,000	155,284
Port of Seattle WA,
4.000%, 08/01/2036 (Callable 08/01/2031)	300,000	293,474
Washington Health Care Facilities Authority,
2.180%, 01/01/2035
(SIFMA Municipal Swap Index + 1.400%)
(Callable 07/01/2024)
(Mandatory Tender Date 01/01/2025)(2)	90,000	90,355
Washington State Housing Finance Commission,
3.500%, 12/20/2035	492,284	450,193
Total Washington
(Cost $1,258,971)		1,196,829	2.2%
West Virginia
West Virginia Hospital Finance Authority,
4.000%, 01/01/2038 (Callable 01/01/2029)	75,000	69,266
Total West Virginia
(Cost $84,100)		69,266	0.1%
Wisconsin
County of Waushara WI,
4.500%, 06/01/2027 (Callable 06/01/2025)(6)	500,000	522,084
Palmyra-Eagle Area School District,
3.000%, 03/01/2025 (Callable 03/01/2023)	75,000	71,967
Public Finance Authority:
5.000%, 07/01/2022	20,000	20,000
5.000%, 10/01/2023(3)	75,000	76,193
5.000%, 10/01/2044 (Callable 04/01/2029)	250,000	260,594
Village of Mount Pleasant WI,
5.000%, 04/01/2048 (
Callable 04/01/2028) (Insured by BAM)	150,000	159,030

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wisconsin Center District:
0.000%, 12/15/2030 (Insured by AGM)	$450,000	$328,887
0.000%, 12/15/2037
(Callable 06/15/2026) (Insured by BAM)	200,000	103,104
Wisconsin Health &
Educational Facilities Authority,
5.000%, 08/15/2039 (Callable 08/15/2024)	100,000	101,761
Wisconsin Housing &
Economic Development Authority,
3.500%, 07/01/2025 (Insured by HUD)(3)	75,000	71,194
Total Wisconsin
(Cost $1,812,267)		1,714,814	3.2%
Wyoming
Carbon County Specific Purpose
Tax Joint Powers Board,
5.000%, 06/15/2025	100,000	104,531
Total Wyoming
(Cost $108,599)		104,531	0.2%
Total Long-Term Investments
(Cost $56,165,222)		53,705,494	101.1%
Short-Term Investment
	Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free
Cash Trust, Premier Shares, 0.81%(4)	1,962,198	1,962,198
Total Short-Term Investment
(Cost $1,962,198)		1,962,198	3.7%
Total Investments
(Cost $58,127,420)		55,667,692	104.8%
Liabilities in Excess of Other Assets		(2,548,385)	(4.8)%
TOTAL NET ASSETS		$53,119,307	100.0%
Notes to Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
BHAC – Berkshire Hathaway Assurance Corp.
FGIC – Financial Guaranty Insurance Company
GNMA – Government National Mortgage Association
HUD – US Department of Housing and Development
NATL – National Public Finance Guarantee Corp.
SD CRED PROG – State Credit Enhancement Program
ST AID – State Aid Intercept/Withholding
UT CSCE – Utah Charter School Credit Enhancement Program
CPI YOY – Consumer Price Index – Year-Over-Year
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SIFMA – Securities Industry and Financial Markets Association
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2022.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2022, the value of these securities totaled $1,463,967, which represented 2.76% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2022.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$53,705,494	$—	$53,705,494
Total Long-Term Investments	—	53,705,494	—	53,705,494
Short-Term Investment
Money Market Mutual Fund	1,962,198	—	—	1,962,198
Total Short-Term Investment	1,962,198	—	—	1,962,198
Total Investments	$1,962,198	$53,705,494	$—	$55,667,692

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/22 – 6/30/22).

Actual Expenses

The third and fourth columns of the following tables provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following tables provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the sixth column of the tables (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.

Actual vs. Hypothetical Returns

					Hypothetical
			Actual		(5% return before expenses)
		Beginning	Ending		Ending
	Fund’s Annualized	Account Value	Account Value	Expenses Paid	Account Value	Expenses Paid
	Expense Ratio(1)	1/1/22	6/30/22	During Period(1)	6/30/22	During Period(1)
Baird Ultra Short Bond Fund
Institutional Class	0.15%	$1,000.00	$995.60	$0.74	$1,024.05	$0.75
Investor Class	0.40%	$1,000.00	$995.40	$1.98	$1,022.81	$2.01

Baird Short-Term Bond Fund
Institutional Class	0.30%	$1,000.00	$964.50	$1.46	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$963.30	$2.68	$1,022.07	$2.76

Baird Intermediate Bond Fund
Institutional Class	0.30%	$1,000.00	$927.80	$1.43	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$926.70	$2.63	$1,022.07	$2.76

Baird Aggregate Bond Fund
Institutional Class	0.30%	$1,000.00	$889.70	$1.41	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$889.20	$2.58	$1,022.07	$2.76

Baird Core Plus Bond Fund
Institutional Class	0.30%	$1,000.00	$889.60	$1.41	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$887.60	$2.57	$1,022.07	$2.76

Baird Short-Term Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$959.50	$1.46	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$957.40	$2.67	$1,022.07	$2.76

Baird Strategic Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$937.40	$1.44	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$936.30	$2.64	$1,022.07	$2.76

Baird Quality Intermediate Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$938.30	$1.44	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$936.20	$2.64	$1,022.07	$2.76

Baird Core Intermediate Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$931.00	$1.44	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$929.00	$2.63	$1,022.07	$2.76

Baird Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$916.40	$1.43	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$916.10	$2.61	$1,022.07	$2.76

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, 181 days and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

	Baird	Baird	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $5,420,025,836, $10,528,274,240,
$7,565,956,213, $38,789,845,768 and $25,794,142,635, respectively)	$5,369,867,208	$10,138,748,744	$7,117,762,278	$35,229,632,232	$23,440,953,786
Interest receivable	29,265,475	51,543,113	38,505,993	210,600,952	171,631,060
Receivable for investments sold	—	70,072,639	61,870,585	151,228,580	—
Receivable for Fund shares sold	58,560,306	69,873,638	27,487,180	41,638,302	45,129,909
Uninvested cash	—	23,969	28,908	58,806	—
Prepaid expenses and other assets	60	—	147,068	159,805	9,842
Total assets	5,457,693,049	10,330,262,103	7,245,802,012	35,633,318,677	23,657,724,597
LIABILITIES:
Payable for securities purchased	37,256,317	274,391,520	129,764,931	457,842,591	181,891,363
Payable for Fund shares redeemed	40,772,696	98,784,515	65,679,801	53,234,065	73,425,775
Due to custodian	49,822	—	—	—	85,317
Payable to Advisor, net (Note 5)	447,175	2,093,505	1,411,632	7,196,097	4,875,540
Accrued administration fees (Note 5)	223,588	418,701	282,326	1,439,219	975,108
Accrued Rule 12b-1 fees (Note 7)	28,519	100,871	20,784	361,759	628,162
Total liabilities	78,778,117	375,789,112	197,159,474	520,073,731	261,881,265
NET ASSETS	$5,378,914,932	$9,954,472,991	$7,048,642,538	$35,113,244,946	$23,395,843,332
NET ASSETS CONSIST OF:
Paid-in capital	$5,448,039,041	$10,426,895,833	$7,579,943,391	$39,205,740,057	$26,006,683,466
Total distributable loss	(69,124,109)	(472,422,842)	(531,300,853)	(4,092,495,111)	(2,610,840,134)
NET ASSETS	$5,378,914,932	$9,954,472,991	$7,048,642,538	$35,113,244,946	$23,395,843,332
INSTITUTIONAL CLASS SHARES
Net Assets	$5,281,374,334	$9,718,127,948	$7,010,493,414	$34,402,969,192	$22,155,843,600
Shares outstanding ($0.01 par value, unlimited shares authorized)	529,663,887	1,039,995,368	676,037,817	3,435,275,763	2,162,375,206
Net asset value, offering and redemption price per share	$9.97	$9.34	$10.37	$10.01	$10.25
INVESTOR CLASS SHARES
Net Assets	$97,540,598	$236,345,043	$38,149,124	$710,275,754	$1,239,999,732
Shares outstanding ($0.01 par value, unlimited shares authorized)	9,757,680	25,301,219	3,504,585	68,362,905	115,637,073
Net asset value, offering and redemption price per share	$10.00	$9.34	$10.89	$10.39	$10.72

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

			Baird	Baird
	Baird	Baird	Quality	Core
	Short-Term	Strategic	Intermediate	Intermediate	Baird
	Municipal	Municipal	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $2,270,437,134, $390,045,004,
$1,302,761,308, $2,119,582,883 and $58,127,420, respectively)	$2,202,213,136	$373,551,386	$1,262,042,684	$2,032,796,732	$55,667,692
Interest receivable	17,999,470	3,276,784	11,858,423	16,849,909	507,193
Receivable for investments sold	11,448,934	752,948	31,187	15,682,571	250,983
Receivable for Fund shares sold	13,611,535	4,762,871	12,132,542	15,374,257	35,715
Deposits with broker for futures contracts	—	2,602	—	—	—
Uninvested cash	4,328	—	—	10,384	—
Prepaid expenses and other assets	67	—	25	—	—
Total assets	2,245,277,470	382,346,591	1,286,064,861	2,080,713,853	56,461,583
LIABILITIES:
Payable for securities purchased	47,285,099	23,185,373	59,076	44,348,830	2,376,689
Payable for Fund shares redeemed	7,661,236	51,477	2,638,448	6,380,286	951,510
Due to custodian	—	10,030	10,049	—	—
Payable to Advisor, net (Note 5)	446,350	68,972	269,239	416,903	10,472
Accrued administration fees (Note 5)	89,270	15,155	53,848	83,381	2,095
Accrued Rule 12b-1 fees (Note 7)	40,012	4,655	72,752	16,149	1,510
Total liabilities	55,521,967	23,335,662	3,103,412	51,245,549	3,342,276
NET ASSETS	$2,189,755,503	$359,010,929	$1,282,961,449	$2,029,468,304	$53,119,307
NET ASSETS CONSIST OF:
Paid-in capital	$2,276,720,267	$381,281,558	$1,346,177,496	$2,132,677,966	$56,393,632
Total distributable loss	(86,964,764)	(22,270,629)	(63,216,047)	(103,209,662)	(3,274,325)
NET ASSETS	$2,189,755,503	$359,010,929	$1,282,961,449	$2,029,468,304	$53,119,307
INSTITUTIONAL CLASS SHARES
Net Assets	$2,105,783,368	$350,547,687	$1,245,078,589	$1,991,041,556	$49,204,335
Shares outstanding ($0.01 par value, unlimited shares authorized)	212,459,642	35,085,461	113,030,925	196,558,095	5,043,813
Net asset value, offering and redemption price per share	$9.91	$9.99	$11.02	$10.13	$9.76
INVESTOR CLASS SHARES
Net Assets	$83,972,135	$8,463,242	$37,882,860	$38,426,748	$3,914,972
Shares outstanding ($0.01 par value, unlimited shares authorized)	8,486,798	847,142	3,352,078	3,795,702	401,593
Net asset value, offering and redemption price per share	$9.89	$9.99	$11.30	$10.12	$9.75

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2022 (Unaudited)

	Baird	Baird	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$23,427,016	$77,347,212	$69,288,195	$439,485,441	$369,867,740
Other income	—	—	11,898	33,951	55,072
Total investment income	23,427,016	77,347,212	69,300,093	439,519,392	369,922,812

EXPENSES:
Investment advisory fees (Note 5)	8,239,883	13,023,240	8,448,887	46,011,471	32,483,779
Administration fees (Note 5)	1,647,976	2,604,648	1,689,777	9,202,294	6,496,756
Rule 12b-1 fees – Investor Class Shares (Note 7)	166,071	294,187	50,858	999,821	1,757,763
Total expenses	10,053,930	15,922,075	10,189,522	56,213,586	40,738,298
Fee waiver by Advisor (Note 5)	(4,943,930)	—	—	—	—
Net expenses	5,110,000	15,922,075	10,189,522	56,213,586	40,738,298
NET INVESTMENT INCOME	18,317,016	61,425,137	59,110,571	383,305,806	329,184,514

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(9,696,454)	(84,710,240)	(82,214,311)	(438,386,216)	(218,109,402)
Net change in unrealized depreciation on investments	(39,221,703)	(353,826,948)	(486,477,565)	(4,312,677,474)	(3,247,675,308)
Net realized and unrealized loss on investments	(48,918,157)	(438,537,188)	(568,691,876)	(4,751,063,690)	(3,465,784,710)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(30,601,141)	$(377,112,051)	$(509,581,305)	$(4,367,757,884)	$(3,136,600,196)

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2022 (Unaudited)

			Baird	Baird
	Baird	Baird	Quality	Core
	Short-Term	Strategic	Intermediate	Intermediate	Baird
	Municipal	Municipal	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income	$16,708,038	$3,284,182	$14,983,111	$16,797,898	$540,325
Total investment income	16,708,038	3,284,182	14,983,111	16,797,898	540,325

EXPENSES:
Investment advisory fees (Note 5)	2,716,124	430,875	1,781,738	2,246,107	53,842
Administration fees (Note 5)	543,225	86,175	356,348	449,221	10,769
Rule 12b-1 fees - Investor Class Shares (Note 7)	118,735	10,264	63,503	51,141	3,517
Total expenses	3,378,084	527,314	2,201,589	2,746,469	68,128
NET INVESTMENT INCOME	13,329,954	2,756,868	12,781,522	14,051,429	472,197

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on:
Investments	(19,033,318)	(5,300,618)	(10,883,869)	(17,284,009)	(845,088)
Futures contracts	—	(735,453)	—	—	—
Net change in unrealized depreciation on investments	(87,709,191)	(19,809,591)	(97,551,983)	(122,105,859)	(3,396,050)
Net realized and unrealized loss on investments	(106,742,509)	(25,845,662)	(108,435,852)	(139,389,868)	(4,241,138)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(93,412,555)	$(23,088,794)	$(95,654,330)	$(125,338,439)	$(3,768,941)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Ultra Short Bond Fund		Baird Short-Term Bond Fund
	Six Months Ended		Six Months Ended
	June 30, 2022	Year Ended	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021	(Unaudited)	December 31, 2021
OPERATIONS:
Net investment income	$18,317,016	$22,450,373	$61,425,137	$102,453,271
Net realized gain (loss) on investments	(9,696,454)	1,230,922	(84,710,240)	27,488,221
Net change in unrealized depreciation on investments	(39,221,703)	(14,371,951)	(353,826,948)	(173,584,600)
Net increase (decrease) in net assets resulting from operations	(30,601,141)	9,309,344	(377,112,051)	(43,643,108)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,974,937,246	7,299,933,633	2,043,373,313	5,492,971,809
Shares issued to holders in reinvestment of distributions	20,678,005	27,688,154	53,322,566	125,842,179
Cost of shares redeemed	(4,617,310,291)	(4,833,276,101)	(2,444,187,798)	(3,680,208,926)
Net increase (decrease) in net assets resulting from capital share transactions	(1,621,695,040)	2,494,345,686	(347,491,919)	1,938,605,062

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(22,198,022)	(28,631,822)	(58,695,044)	(136,524,302)
Investor Class	(274,219)	(460,082)	(1,091,318)	(2,792,875)
Total net distributions to shareholders	(22,472,241)	(29,091,904)	(59,786,362)	(139,317,177)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,674,768,422)	2,474,563,126	(784,390,332)	1,755,644,777

NET ASSETS:
Beginning of period	7,053,683,354	4,579,120,228	10,738,863,323	8,983,218,546
End of period	$5,378,914,932	$7,053,683,354	$9,954,472,991	$10,738,863,323
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Intermediate Bond Fund		Baird Aggregate Bond Fund
	Six Months Ended		Six Months Ended
	June 30, 2022	Year Ended	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021	(Unaudited)	December 31, 2021
OPERATIONS:
Net investment income	$59,110,571	$93,742,115	$383,305,806	$597,168,911
Net realized gain (loss) on investments	(82,214,311)	40,955,594	(438,386,216)	52,601,867
Net change in unrealized depreciation on investments	(486,477,565)	(215,729,880)	(4,312,677,474)	(1,137,531,781)
Net decrease in net assets resulting from operations	(509,581,305)	(81,032,171)	(4,367,757,884)	(487,761,003)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,861,045,896	2,348,786,714	6,099,983,012	15,299,830,584
Shares issued to holders in reinvestment of distributions	48,641,011	122,042,836	349,833,338	657,560,136
Cost of shares redeemed	(976,087,054)	(888,077,446)	(6,538,560,892)	(7,696,662,317)
Net increase (decrease) in net assets resulting from capital share transactions	933,599,853	1,582,752,104	(88,744,542)	8,260,728,403

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(56,311,211)	(139,265,211)	(377,654,940)	(705,825,312)
Investor Class	(271,740)	(852,632)	(7,055,742)	(16,234,426)
Total net distributions to shareholders	(56,582,951)	(140,117,843)	(384,710,682)	(722,059,738)

TOTAL INCREASE (DECREASE) IN NET ASSETS	367,435,597	1,361,602,090	(4,841,213,108)	7,050,907,662

NET ASSETS:
Beginning of period	6,681,206,941	5,319,604,851	39,954,458,054	32,903,550,392
End of period	$7,048,642,538	$6,681,206,941	$35,113,244,946	$39,954,458,054

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Core Plus Bond Fund		Baird Short-Term Municipal Bond Fund
	Six Months Ended		Six Months Ended
	June 30, 2022	Year Ended	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021	(Unaudited)	December 31, 2021
OPERATIONS:
Net investment income	$329,184,514	$655,909,815	$13,329,954	$21,111,113
Net realized gain (loss) on investments	(218,109,402)	189,384,151	(19,033,318)	149,684
Net change in unrealized depreciation on investments	(3,247,675,308)	(1,138,368,517)	(87,709,191)	(8,079,617)
Net increase (decrease) in net assets resulting from operations	(3,136,600,196)	(293,074,551)	(93,412,555)	13,181,180

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,772,864,547	9,753,907,824	1,018,530,998	1,579,197,811
Shares issued to holders in reinvestment of distributions	299,094,976	814,187,216	9,775,670	16,948,442
Cost of shares redeemed	(5,482,445,615)	(9,620,960,881)	(1,032,832,735)	(899,444,976)
Net increase (decrease) in net assets resulting from capital share transactions	(2,410,486,092)	947,134,159	(4,526,067)	696,701,277

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(309,095,329)	(830,745,770)	(12,426,243)	(20,660,800)
Investor Class	(15,112,170)	(46,040,306)	(443,096)	(869,927)
Total net distributions to shareholders	(324,207,499)	(876,786,076)	(12,869,339)	(21,530,727)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,871,293,787)	(222,726,468)	(110,807,961)	688,351,730

NET ASSETS:
Beginning of period	29,267,137,119	29,489,863,587	2,300,563,464	1,612,211,734
End of period	$23,395,843,332	$29,267,137,119	$2,189,755,503	$2,300,563,464

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

			Baird Quality Intermediate
	Baird Strategic Municipal Bond Fund		Municipal Bond Fund
	Six Months Ended		Six Months Ended
	June 30, 2022	Year Ended	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021	(Unaudited)	December 31, 2021
OPERATIONS:
Net investment income	$2,756,868	$2,804,531	$12,781,522	$27,413,340
Net realized gain (loss) on investments and futures contracts	(6,036,071)	1,400,324	(10,883,869)	(2,068,531)
Net change in unrealized appreciation (depreciation) on investments	(19,809,591)	1,105,024	(97,551,983)	(21,106,098)
Net increase (decrease) in net assets resulting from operations	(23,088,794)	5,309,879	(95,654,330)	4,238,711

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	208,874,134	255,347,371	376,474,231	440,875,958
Shares issued to holders in reinvestment of distributions	2,550,843	4,371,225	10,989,045	24,562,689
Cost of shares redeemed	(179,916,256)	(78,612,916)	(581,762,730)	(358,030,397)
Net increase (decrease) in net assets resulting from capital share transactions	31,508,721	181,105,680	(194,299,454)	107,408,250

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(2,588,010)	(4,397,093)	(12,162,108)	(27,021,126)
Investor Class	(53,705)	(108,298)	(371,452)	(799,722)
Total net distributions to shareholders	(2,641,715)	(4,505,391)	(12,533,560)	(27,820,848)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,778,212	181,910,168	(302,487,344)	83,826,113

NET ASSETS:
Beginning of period	353,232,717	171,322,549	1,585,448,793	1,501,622,680
End of period	$359,010,929	$353,232,717	$1,282,961,449	$1,585,448,793

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Core Intermediate
	Municipal Bond Fund		Baird Municipal Bond Fund
	Six Months Ended		Six Months Ended
	June 30, 2022	Year Ended	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021	(Unaudited)	December 31, 2021
OPERATIONS:
Net investment income	$14,051,429	$17,226,321	$472,197	$565,235
Net realized gain (loss) on investments	(17,284,009)	1,382,670	(845,088)	229,011
Net change in unrealized appreciation (depreciation) on investments	(122,105,859)	(134,822)	(3,396,050)	229,753
Net increase (decrease) in net assets resulting from operations	(125,338,439)	18,474,169	(3,768,941)	1,023,999

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,297,586,206	915,163,434	36,291,114	18,382,948
Shares issued to holders in reinvestment of distributions	10,000,814	15,348,561	407,454	745,644
Cost of shares redeemed	(713,129,941)	(220,744,745)	(17,062,928)	(3,504,732)
Net increase in net assets resulting from capital share transactions	594,457,079	709,767,250	19,635,640	15,623,860

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(13,147,411)	(18,564,674)	(422,354)	(774,852)
Investor Class	(245,975)	(384,884)	(27,986)	(71,879)
Total net distributions to shareholders	(13,393,386)	(18,949,558)	(450,340)	(846,731)

TOTAL INCREASE IN NET ASSETS	455,725,254	709,291,861	15,416,359	15,801,128

NET ASSETS:
Beginning of period	1,573,743,050	864,451,189	37,702,948	21,901,820
End of period	$2,029,468,304	$1,573,743,050	$53,119,307	$37,702,948

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021		2020	2019		2018	2017
Per Share Data:
Net asset value, beginning of period	$10.05		$10.08		$10.06	$10.01		$10.03	$10.03
Income from investment operations:
Net investment income(1)	0.03		0.04		0.12	0.26		0.23	0.13
Net realized and unrealized gains (losses) on investments	(0.07)		(0.02)		0.05 (2)	0.05		(0.04)	0.00	(2)(3)
Total from investment operations	(0.04)		0.02		0.17	0.31		0.19	0.13
Less distributions:
Distributions from net investment income	(0.04)		(0.05)		(0.14)	(0.26)		(0.21)	(0.13)
Distributions from net realized gains	—		(0.00	)(3)	(0.01)	(0.00	)(3)	—	—
Total distributions	(0.04)		(0.05)		(0.15)	(0.26)		(0.21)	(0.13)
Net asset value, end of period	$9.97		$10.05		$10.08	$10.06		$10.01	$10.03
Total return	(0.44	)%(4)	0.20%		1.66%	3.11%		1.95%	1.30%
Supplemental data and ratios:
Net assets, end of period (millions)	$5,281.4		$6,889.5		$4,456.4	$1,701.0		$1,031.5	$532.0
Ratio of expenses to average net assets	0.15	%(5)	0.15%		0.15%	0.15%		0.15%	0.15%
Ratio of expenses to average net assets (before waivers)	0.30	%(5)	0.30%		0.30%	0.30%		0.30%	0.30%
Ratio of net investment income to average net assets	0.56	%(5)	0.38%		1.24%	2.61%		2.24%	1.31%
Ratio of net investment income to average net assets (before waivers)	0.41	%(5)	0.23%		1.09%	2.46%		2.09%	1.16%
Portfolio turnover rate(6)	58	%(4)	96%		92%	70%		66%	83%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Investor Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021		2020	2019		2018	2017
Per Share Data:
Net asset value, beginning of period	$10.07		$10.10		$10.05	$10.00		$10.03	$10.03
Income from investment operations:
Net investment income(1)	0.02		0.01		0.10	0.24		0.20	0.11
Net realized and unrealized gains (losses) on investments	(0.07)		(0.01)		0.07 (2)	0.04		(0.04)	(0.01)
Total from investment operations	(0.05)		—		0.17	0.28		0.16	0.10
Less distributions:
Distributions from net investment income	(0.02)		(0.03)		(0.11)	(0.23)		(0.19)	(0.10)
Distributions from net realized gains	—		(0.00	)(3)	(0.01)	(0.00	)(3)	—	—
Total distributions	(0.02)		(0.03)		(0.12)	(0.23)		(0.19)	(0.10)
Net asset value, end of period	$10.00		$10.07		$10.10	$10.05		$10.00	$10.03
Total return	(0.46	)%(4)	(0.05)%		1.66%	2.87%		1.60%	1.05%
Supplemental data and ratios:
Net assets, end of period (millions)	$97.5		$164.2		$122.7	$32.5		$15.6	$7.6
Ratio of expenses to average net assets	0.40	%(5)	0.40%		0.40%	0.40%		0.40%	0.40%
Ratio of expenses to average net assets (before waivers)	0.55	%(5)	0.55%		0.55%	0.55%		0.55%	0.55%
Ratio of net investment income to average net assets	0.31	%(5)	0.13%		0.99%	2.36%		1.99%	1.06%
Ratio of net investment income (loss) to average net assets (before waivers)	0.16	%(5)	(0.02)%		0.84%	2.21%		1.84%	0.91%
Portfolio turnover rate(6)	58	%(4)	96%		92%	70%		66%	83%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$9.74		$9.92	$9.77	$9.57	$9.64	$9.66
Income from investment operations:
Net investment income(1)	0.06		0.10	0.18	0.24	0.21	0.17
Net realized and unrealized gains (losses) on investments	(0.41)		(0.14)	0.23	0.20	(0.07)	(0.02)
Total from investment operations	(0.35)		(0.04)	0.41	0.44	0.14	0.15
Less distributions:
Distributions from net investment income	(0.05)		(0.11)	(0.19)	(0.24)	(0.21)	(0.17)
Distributions from net realized gains	—		(0.03)	(0.07)	—	—	(0.00	)(2)
Total distributions	(0.05)		(0.14)	(0.26)	(0.24)	(0.21)	(0.17)
Net asset value, end of period	$9.34		$9.74	$9.92	$9.77	$9.57	$9.64
Total return	(3.55	)%(3)	(0.42)%	4.23%	4.68%	1.49%	1.53%
Supplemental data and ratios:
Net assets, end of period (millions)	$9,718.1		$10,486.4	$8,790.5	$6,469.1	$5,596.2	$5,399.7
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.18	%(4)	1.05%	1.87%	2.50%	2.21%	1.73%
Portfolio turnover rate(5)	33	%(3)	67%	64%	64%	58%	55%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Investor Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$9.74		$9.91	$9.77	$9.57	$9.64	$9.66
Income from investment operations:
Net investment income(1)	0.04		0.08	0.16	0.22	0.19	0.14
Net realized and unrealized gains (losses) on investments	(0.40)		(0.13)	0.21	0.20	(0.07)	(0.02)
Total from investment operations	(0.36)		(0.05)	0.37	0.42	0.12	0.12
Less distributions:
Distributions from net investment income	(0.04)		(0.09)	(0.16)	(0.22)	(0.19)	(0.14)
Distributions from net realized gains	—		(0.03)	(0.07)	—	—	(0.00	)(2)
Total distributions	(0.04)		(0.12)	(0.23)	(0.22)	(0.19)	(0.14)
Net asset value, end of period	$9.34		$9.74	$9.91	$9.77	$9.57	$9.64
Total return	(3.67	)%(3)	(0.57)%	3.86%	4.42%	1.24%	1.28%
Supplemental data and ratios:
Net assets, end of period (millions)	$236.3		$252.5	$192.7	$182.4	$145.0	$134.9
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	0.93	%(4)	0.80%	1.62%	2.25%	1.96%	1.48%
Portfolio turnover rate(5)	33	%(3)	67%	64%	64%	58%	55%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$11.27		$11.69	$11.27	$10.80	$11.01	$10.97
Income from investment operations:
Net investment income(1)	0.09		0.18	0.25	0.29	0.27	0.26
Net realized and unrealized gains (losses) on investments	(0.90)		(0.34)	0.58	0.46	(0.21)	0.04
Total from investment operations	(0.81)		(0.16)	0.83	0.75	0.06	0.30
Less distributions:
Distributions from net investment income	(0.09)		(0.18)	(0.25)	(0.28)	(0.27)	(0.26)
Distributions from net realized gains	—		(0.08)	(0.16)	—	—	(0.00	)(2)
Total distributions	(0.09)		(0.26)	(0.41)	(0.28)	(0.27)	(0.26)
Net asset value, end of period	$10.37		$11.27	$11.69	$11.27	$10.80	$11.01
Total return	(7.22	)%(3)	(1.41)%	7.42%	7.05%	0.58%	2.74%
Supplemental data and ratios:
Net assets, end of period (millions)	$7,010.5		$6,639.0	$5,264.4	$4,342.1	$3,264.9	$2,902.0
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.75	%(4)	1.54%	2.17%	2.57%	2.51%	2.32%
Portfolio turnover rate(5)	23	%(3)	51%	37%	26%	32%	31%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Investor Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$11.83		$12.26	$11.80	$11.29	$11.50	$11.44
Income from investment operations:
Net investment income(1)	0.08		0.16	0.23	0.27	0.25	0.24
Net realized and unrealized gains (losses) on investments	(0.95)		(0.36)	0.61	0.50	(0.22)	0.04
Total from investment operations	(0.87)		(0.20)	0.84	0.77	0.03	0.28
Less distributions:
Distributions from net investment income	(0.07)		(0.15)	(0.22)	(0.26)	(0.24)	(0.22)
Distributions from net realized gains	—		(0.08)	(0.16)	—	—	(0.00	)(2)
Total distributions	(0.07)		(0.23)	(0.38)	(0.26)	(0.24)	(0.22)
Net asset value, end of period	$10.89		$11.83	$12.26	$11.80	$11.29	$11.50
Total return	(7.33	)%(3)	(1.68)%	7.16%	6.83%	0.30%	2.53%
Supplemental data and ratios:
Net assets, end of period (millions)	$38.1		$42.2	$55.2	$52.2	$47.3	$53.9
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.50	%(4)	1.29%	1.92%	2.32%	2.26%	2.07%
Portfolio turnover rate(5)	23	%(3)	51%	37%	26%	32%	31%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$11.37		$11.77	$11.21	$10.53	$10.87	$10.70
Income from investment operations:
Net investment income(1)	0.11		0.19	0.25	0.30	0.29	0.26
Net realized and unrealized gains (losses) on investments	(1.36)		(0.36)	0.71	0.69	(0.33)	0.19
Total from investment operations	(1.25)		(0.17)	0.96	0.99	(0.04)	0.45
Less distributions:
Distributions from net investment income	(0.11)		(0.22)	(0.27)	(0.31)	(0.30)	(0.28)
Distributions from net realized gains	—		(0.01)	(0.13)	—	—	—
Total distributions	(0.11)		(0.23)	(0.40)	(0.31)	(0.30)	(0.28)
Net asset value, end of period	$10.01		$11.37	$11.77	$11.21	$10.53	$10.87
Total return	(11.03	)%(2)	(1.46)%	8.63%	9.48%	(0.30)%	4.20%
Supplemental data and ratios:
Net assets, end of period (millions)	$34,403.0		$39,050.1	$31,874.6	$21,857.4	$14,897.5	$13,582.8
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.09	%(3)	1.66%	2.13%	2.74%	2.77%	2.40%
Portfolio turnover rate(4)	24	%(2)	39%	35%	31%	24%	28%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Investor Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$11.79		$12.20	$11.60	$10.89	$11.23	$11.05
Income from investment operations:
Net investment income(1)	0.10		0.17	0.23	0.28	0.27	0.24
Net realized and unrealized gains (losses) on investments	(1.40)		(0.38)	0.74	0.71	(0.33)	0.19
Total from investment operations	(1.30)		(0.21)	0.97	0.99	(0.06)	0.43
Less distributions:
Distributions from net investment income	(0.10)		(0.19)	(0.24)	(0.28)	(0.28)	(0.25)
Distributions from net realized gains	—		(0.01)	(0.13)	—	—	—
Total distributions	(0.10)		(0.20)	(0.37)	(0.28)	(0.28)	(0.25)
Net asset value, end of period	$10.39		$11.79	$12.20	$11.60	$10.89	$11.23
Total return	(11.08	)%(2)	(1.74)%	8.42%	9.17%	(0.54)%	3.90%
Supplemental data and ratios:
Net assets, end of period (millions)	$710.3		$904.3	$1,029.0	$786.4	$718.2	$825.4
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.84	%(3)	1.41%	1.88%	2.49%	2.52%	2.15%
Portfolio turnover rate(4)	24	%(2)	39%	35%	31%	24%	28%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$11.67		$12.14	$11.56	$10.82	$11.22	$11.03
Income from investment operations:
Net investment income(1)	0.14		0.26	0.29	0.33	0.33	0.30
Net realized and unrealized gains (losses) on investments	(1.42)		(0.38)	0.72	0.75	(0.39)	0.21
Total from investment operations	(1.28)		(0.12)	1.01	1.08	(0.06)	0.51
Less distributions:
Distributions from net investment income	(0.14)		(0.28)	(0.31)	(0.34)	(0.34)	(0.32)
Distributions from net realized gains	—		(0.07)	(0.12)	—	—	—
Total distributions	(0.14)		(0.35)	(0.43)	(0.34)	(0.34)	(0.32)
Net asset value, end of period	$10.25		$11.67	$12.14	$11.56	$10.82	$11.22
Total return	(11.04	)%(2)	(1.02)%	8.80%	10.11%	(0.51)%	4.65%
Supplemental data and ratios:
Net assets, end of period (millions)	$22,155.8		$27,654.9	$26,805.5	$21,424.9	$15,635.3	$13,920.2
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.55	%(3)	2.16%	2.46%	2.95%	3.01%	2.68%
Portfolio turnover rate(4)	14	%(2)	45%	33%	26%	26%	30%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Investor Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$12.21		$12.68	$12.05	$11.28	$11.68	$11.46
Income from investment operations:
Net investment income(1)	0.13		0.24	0.28	0.32	0.31	0.28
Net realized and unrealized gains (losses) on investments	(1.50)		(0.39)	0.74	0.76	(0.40)	0.23
Total from investment operations	(1.37)		(0.15)	1.02	1.08	(0.09)	0.51
Less distributions:
Distributions from net investment income	(0.12)		(0.25)	(0.28)	(0.31)	(0.31)	(0.29)
Distributions from net realized gains	—		(0.07)	(0.11)	—	—	—
Total distributions	(0.12)		(0.32)	(0.39)	(0.31)	(0.31)	(0.29)
Net asset value, end of period	$10.72		$12.21	$12.68	$12.05	$11.28	$11.68
Total return	(11.24	)%(2)	(1.23)%	8.58%	9.69%	(0.74)%	4.47%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,240.0		$1,612.2	$2,684.3	$2,500.0	$2,171.0	$2,431.0
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.30	%(3)	1.91%	2.21%	2.70%	2.76%	2.43%
Portfolio turnover rate(4)	14	%(2)	45%	33%	26%	26%	30%
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Municipal Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021		2020	2019	2018		2017
Per Share Data:
Net asset value, beginning of period	$10.39		$10.43		$10.26	$10.06	$10.08		$9.97
Income from investment operations:
Net investment income(1)	0.06		0.12		0.17	0.20	0.20		0.18
Net realized and unrealized gains (losses) on investments	(0.48)		(0.04)		0.16	0.20	(0.03)		0.10
Total from investment operations	(0.42)		0.08		0.33	0.40	0.17		0.28
Less distributions:
Distributions from net investment income	(0.06)		(0.12)		(0.16)	(0.20)	(0.19)		(0.17)
Distributions from net realized gains	—		(0.00	)(2)	—	—	(0.00	)(2)	(0.00	)(2)
Total distributions	(0.06)		(0.12)		(0.16)	(0.20)	(0.19)		(0.17)
Net asset value, end of period	$9.91		$10.39		$10.43	$10.26	$10.06		$10.08
Total return	(4.05	)%(3)	0.74%		3.25%	3.96%	1.75%		2.84%
Supplemental data and ratios:
Net assets, end of period (millions)	$2,105.8		$2,190.2		$1,520.0	$926.1	$281.2		$120.9
Ratio of expenses to average net assets	0.30	%(4)	0.30%		0.30%	0.30%	0.30%		0.30%
Ratio of net investment income to average net assets	1.24	%(4)	1.10%		1.61%	1.96%	2.03%		1.74%
Portfolio turnover rate(5)	33	%(3)	44%		32%	34%	107%		54%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Municipal Bond Fund – Investor Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021		2020	2019	2018		2017
Per Share Data:
Net asset value, beginning of period	$10.38		$10.41		$10.25	$10.04	$10.06		$9.96
Income from investment operations:
Net investment income(1)	0.05		0.09		0.14	0.17	0.18		0.15
Net realized and unrealized gains (losses) on investments	(0.49)		(0.03)		0.15	0.21	(0.03)		0.09
Total from investment operations	(0.44)		0.06		0.29	0.38	0.15		0.24
Less distributions:
Distributions from net investment income	(0.05)		(0.09)		(0.13)	(0.17)	(0.17)		(0.14)
Distributions from net realized gains	—		(0.00	)(2)	—	—	(0.00	)(2)	(0.00	)(2)
Total distributions	(0.05)		(0.09)		(0.13)	(0.17)	(0.17)		(0.14)
Net asset value, end of period	$9.89		$10.38		$10.41	$10.25	$10.04		$10.06
Total return	(4.26	)%(3)	0.59%		2.90%	3.81%	1.52%		2.45%
Supplemental data and ratios:
Net assets, end of period (millions)	$84.0		$110.4		$92.2	$89.6	$64.0		$4.9
Ratio of expenses to average net assets	0.55	%(4)	0.55%		0.55%	0.55%	0.55%		0.55%
Ratio of net investment income to average net assets	0.99	%(4)	0.85%		1.36%	1.71%	1.78%		1.49%
Portfolio turnover rate(5)	33	%(3)	44%		32%	34%	107%		54%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Strategic Municipal Bond Fund – Institutional Class

	Six Months Ended				Period Ended
	June 30, 2022		Year Ended December 31,		December 31,
	(Unaudited)		2021	2020	2019(1)
Per Share Data:
Net asset value, beginning of period	$10.74		$10.67	$10.07	$10.00
Income from investment operations:
Net investment income(2)	0.08		0.11	0.18	0.02
Net realized and unrealized gains (losses) on investments	(0.75)		0.14	0.66	0.07
Total from investment operations	(0.67)		0.25	0.84	0.09
Less distributions:
Distributions from net investment income	(0.08)		(0.12)	(0.17)	(0.02)
Distributions from net realized gains	—		(0.06)	(0.07)	—
Total distributions	(0.08)		(0.18)	(0.24)	(0.02)
Net asset value, end of period	$9.99		$10.74	$10.67	$10.07
Total return	(6.26	)%(3)	2.26%	8.39%	0.88	%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$350.5		$345.0	$164.3	$12.0
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30	%(4)
Ratio of net investment income to average net assets	1.61	%(4)	1.07%	1.72%	1.60	%(4)
Portfolio turnover rate(5)	42	%(3)	55%	119%	47	%(3)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Strategic Municipal Bond Fund – Investor Class

	Six Months Ended				Period Ended
	June 30, 2022		Year Ended December 31,		December 31,
	(Unaudited)		2021	2020	2019(1)
Per Share Data:
Net asset value, beginning of period	$10.74		$10.67	$10.07	$10.00
Income from investment operations:
Net investment income(2)	0.07		0.09	0.15	0.02
Net realized and unrealized gains (losses) on investments	(0.75)		0.13	0.67	0.06
Total from investment operations	(0.68)		0.22	0.82	0.08
Less distributions:
Distributions from net investment income	(0.07)		(0.09)	(0.15)	(0.01)
Distributions from net realized gains	—		(0.06)	(0.07)	—
Total distributions	(0.07)		(0.15)	(0.22)	(0.01)
Net asset value, end of period	$9.99		$10.74	$10.67	$10.07
Total return	(6.37	)%(3)	2.00%	8.13%	0.85	%(3)
Supplemental data and ratios:
Net assets, end of period (thousands)	$8,463.2		$8,262.3	$6,976.1	$27.4
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55	%(4)
Ratio of net investment income to average net assets	1.36	%(4)	0.82%	1.47%	1.35	%(4)
Portfolio turnover rate(5)	42	%(3)	55%	119%	47	%(3)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$11.85		$12.03	$11.75	$11.38	$11.52	$11.43
Income from investment operations:
Net investment income(1)	0.10		0.21	0.24	0.27	0.27	0.27
Net realized and unrealized gains (losses) on investments	(0.83)		(0.17)	0.28	0.37	(0.14)	0.09
Total from investment operations	(0.73)		0.04	0.52	0.64	0.13	0.36
Less distributions:
Distributions from net investment income	(0.10)		(0.22)	(0.24)	(0.27)	(0.27)	(0.27)
Distributions from return of capital	—		—	—	—	—	(0.00	)(2)
Total distributions	(0.10)		(0.22)	(0.24)	(0.27)	(0.27)	(0.27)
Net asset value, end of period	$11.02		$11.85	$12.03	$11.75	$11.38	$11.52
Total return	(6.17	)%(3)	0.27%	4.43%	5.65%	1.19%	3.12%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,245.1		$1,526.2	$1,449.2	$1,257.4	$1,009.2	$1,044.1
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.80	%(4)	1.75%	2.03%	2.30%	2.39%	2.29%
Portfolio turnover rate(5)	10	%(3)	18%	15%	20%	40%	31%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund – Investor Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$12.16		$12.34	$12.04	$11.66	$11.80	$11.69
Income from investment operations:
Net investment income(1)	0.09		0.18	0.22	0.24	0.25	0.24
Net realized and unrealized gains (losses) on investments	(0.86)		(0.18)	0.29	0.38	(0.15)	0.11
Total from investment operations	(0.77)		—	0.51	0.62	0.10	0.35
Less distributions:
Distributions from net investment income	(0.09)		(0.18)	(0.21)	(0.24)	(0.24)	(0.24)
Distributions from return of capital	—		—	—	—	—	(0.00	)(2)
Total distributions	(0.09)		(0.18)	(0.21)	(0.24)	(0.24)	(0.24)
Net asset value, end of period	$11.30		$12.16	$12.34	$12.04	$11.66	$11.80
Total return	(6.38	)%(3)	0.02%	4.23%	5.33%	0.90%	2.97%
Supplemental data and ratios:
Net assets, end of period (millions)	$37.9		$59.2	$52.4	$85.1	$110.8	$107.3
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.55	%(4)	1.50%	1.78%	2.05%	2.14%	2.00%
Portfolio turnover rate(5)	10	%(3)	18%	15%	20%	40%	31%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Intermediate Municipal Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$10.96		$10.96	$10.65	$10.22	$10.32	$10.01
Income from investment operations:
Net investment income(1)	0.08		0.16	0.23	0.25	0.23	0.21
Net realized and unrealized gains (losses) on investments	(0.83)		0.02 (2)	0.33	0.43	(0.10)	0.30
Total from investment operations	(0.75)		0.18	0.56	0.68	0.13	0.51
Less distributions:
Distributions from net investment income	(0.08)		(0.17)	(0.22)	(0.24)	(0.23)	(0.20)
Distributions from net realized gains	—		(0.01)	(0.03)	(0.01)	—	—
Total distributions	(0.08)		(0.18)	(0.25)	(0.25)	(0.23)	(0.20)
Net asset value, end of period	$10.13		$10.96	$10.96	$10.65	$10.22	$10.32
Total return	(6.90	)%(3)	1.60%	5.26%	6.75%	1.30%	5.15%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,991.0		$1,531.2	$842.2	$535.5	$378.1	$234.8
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.57	%(4)	1.47%	2.09%	2.36%	2.30%	2.04%
Portfolio turnover rate(5)	41	%(3)	31%	35%	38%	70%	66%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Intermediate Municipal Bond Fund – Investor Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$10.96		$10.95	$10.64	$10.22	$10.32	$10.00
Income from investment operations:
Net investment income(1)	0.07		0.13	0.20	0.22	0.21	0.18
Net realized and unrealized gains (losses) on investments	(0.85)		0.03 (2)	0.33	0.43	(0.11)	0.32
Total from investment operations	(0.78)		0.16	0.53	0.65	0.10	0.50
Less distributions:
Distributions from net investment income	(0.06)		(0.14)	(0.19)	(0.22)	(0.20)	(0.18)
Distributions from net realized gains	—		(0.01)	(0.03)	(0.01)	—	—
Total distributions	(0.06)		(0.15)	(0.22)	(0.23)	(0.20)	(0.18)
Net asset value, end of period	$10.12		$10.96	$10.95	$10.64	$10.22	$10.32
Total return	(7.10	)%(3)	1.44%	5.01%	6.40%	1.05%	5.00%
Supplemental data and ratios:
Net assets, end of period (millions)	$38.4		$42.5	$22.3	$5.9	$2.0	$1.7
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.32	%(4)	1.22%	1.84%	2.11%	2.05%	1.79%
Portfolio turnover rate(5)	41	%(3)	31%	35%	38%	70%	66%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Municipal Bond Fund – Institutional Class

	Six Months Ended				Period Ended
	June 30, 2022		Year Ended December 31,		December 31,
	(Unaudited)		2021	2020	2019(1)
Per Share Data:
Net asset value, beginning of period	$10.76		$10.67	$10.10	$10.00
Income from investment operations:
Net investment income(2)	0.11		0.20	0.23	0.02
Net realized and unrealized gains (losses) on investments	(1.01)		0.17	0.76	0.10
Total from investment operations	(0.90)		0.37	0.99	0.12
Less distributions:
Distributions from net investment income	(0.10)		(0.20)	(0.21)	(0.02)
Distributions from net realized gains	—		(0.08)	(0.21)	—
Total distributions	(0.10)		(0.28)	(0.42)	(0.02)
Net asset value, end of period	$9.76		$10.76	$10.67	$10.10
Total return	(8.36	)%(3)	3.46%	9.95%	1.19	%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$49.2		$34.5	$20.3	$7.4
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30	%(4)
Ratio of net investment income to average net assets	2.21	%(4)	1.83%	2.20%	1.69	%(4)
Portfolio turnover rate(5)	40	%(3)	38%	124%	46	%(3)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Municipal Bond Fund – Investor Class

	Six Months Ended				Period Ended
	June 30, 2022		Year Ended December 31,		December 31,
	(Unaudited)		2021	2020	2019(1)
Per Share Data:
Net asset value, beginning of period	$10.74		$10.66	$10.10	$10.00
Income from investment operations:
Net investment income(2)	0.10		0.17	0.21	0.02
Net realized and unrealized gains (losses) on investments	(1.00)		0.16	0.75	0.10
Total from investment operations	(0.90)		0.33	0.96	0.12
Less distributions:
Distributions from net investment income	(0.09)		(0.17)	(0.19)	(0.02)
Distributions from net realized gains	—		(0.08)	(0.21)	—
Total distributions	(0.09)		(0.25)	(0.40)	(0.02)
Net asset value, end of period	$9.75		$10.74	$10.66	$10.10
Total return	(8.39	)%(3)	3.12%	9.58%	1.16	%(3)
Supplemental data and ratios:
Net assets, end of period (thousands)	$3,915.0		$3,193.3	$1,624.8	$29.1
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55	%(4)
Ratio of net investment income to average net assets	1.96	%(4)	1.58%	1.95%	1.44	%(4)
Portfolio turnover rate(5)	40	%(3)	38%	124%	46	%(3)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2022 (Unaudited)

1.	Organization
Baird Funds, Inc. (the “Company”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), ten of the fifteen active funds in the series comprising the Company.  Pursuant to the 1940 Act, the Funds in this report are “diversified” series of the Company.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.  The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Ultra Short Bond Fund	December 31, 2013	December 31, 2013
Baird Short-Term Bond Fund	August 31, 2004	September 19, 2012
Baird Intermediate Bond Fund	September 29, 2000	September 29, 2000
Baird Aggregate Bond Fund	September 29, 2000	September 29, 2000
Baird Core Plus Bond Fund	September 29, 2000	September 29, 2000
Baird Short-Term Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Strategic Municipal Bond Fund	November 15, 2019	November 15, 2019
Baird Quality Intermediate Municipal Bond Fund	March 30, 2001	March 30, 2001
Baird Core Intermediate Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Municipal Bond Fund	November 15, 2019	November 15, 2019

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee of 0.25%.  See Note 7.

The investment objective of the Baird Ultra Short Bond Fund is to seek current income consistent with preservation of capital.

The investment objective of the Baird Short-Term Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg 1-3 Year U.S. Government/Credit Bond Index. The Fund’s benchmark index, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Intermediate U.S. Government/Credit Bond Index.  The Fund’s benchmark index, the Bloomberg Intermediate U.S. Government/Credit Bond Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Aggregate Bond Index.  The Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed debt obligations, with maturities of at least one year.

The investment objective of the Baird Core Plus Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Universal Bond Index. The Fund’s benchmark index, the Bloomberg U.S. Universal Bond Index, is an unmanaged, market value weighted index of fixed income debt obligations issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed debt obligations, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

The investment objective of the Baird Short-Term Municipal Bond Fund is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.

The investment objective of the Baird Strategic Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund is to seek current income that is substantially exempt from federal income tax.  A secondary objective is to seek total return with relatively low volatility of principal.

The investment objective of the Baird Core Intermediate Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

The investment objective of the Baird Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”), require the Funds, in computing net asset value (“NAV”), to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or the Funds’ independent pricing service does not provide a price), the Board of Directors (the “Board”) of the Company is responsible for ensuring the securities are valued at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. Per GAAP, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their NAV per share as of the close of regular trading of the New York Stock Exchange (generally, 4:00 p.m. ET).

Notes to the Financial Statements
June 30, 2022 (Unaudited)

2.	Significant Accounting Policies (cont.)

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  debt securities are valued at their evaluated bid prices as provided by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with maturities of 60 days or less are valued as described above unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the security, the security is priced at fair value as described below.  Investments in mutual funds, including money market funds, are valued at their stated NAV.  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Company’s Board.  In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, or it may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

b)
Securities Purchased on a When-Issued, Delayed Delivery or Forward Commitment Basis – Each Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be more or less favorable than the price or yield available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and/or marketable securities at least equal in value to commitments for when-issued, delayed delivery or forward commitment securities.

c)
Unregistered Securities – The Funds own certain investment securities which are unregistered.  All of the unregistered securities held by the Funds as of June 30, 2022 consisted of securities issued pursuant to Rule 144A under the Securities Act of 1933 and all have been classified as liquid under the Funds’ liquidity risk management program.

The value of such securities for the Funds was as follows:

Fund	Value	% of Net Assets
Baird Ultra Short Bond Fund	$1,343,280,484	24.97%
Baird Short-Term Bond Fund	2,955,650,730	29.69%
Baird Intermediate Bond Fund	1,336,858,257	18.97%
Baird Aggregate Bond Fund	6,206,198,321	17.67%
Baird Core Plus Bond Fund	5,255,943,421	22.47%
Baird Short-Term Municipal Bond Fund	96,715,848	4.42%
Baird Strategic Municipal Bond Fund	20,939,368	5.83%
Baird Quality Intermediate Municipal Bond Fund	21,480,442	1.67%
Baird Core Intermediate Municipal Bond Fund	122,832,615	6.05%
Baird Municipal Bond Fund	1,463,967	2.76%

d)
Foreign Securities – The Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include foreign currency fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

e)
Financial Derivative Instruments – Financial derivative instruments, such as futures contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

f)
Deposits with Broker – When trading derivative instruments, such as futures contracts, a Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns.

Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

At June 30, 2022, the Baird Strategic Municipal Bond Fund had $2,602 in cash and cash equivalents on deposit with the broker for futures contracts which is presented on the Fund’s Statement of Assets and Liabilities.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

Notes to the Financial Statements
June 30, 2022 (Unaudited)

2.	Significant Accounting Policies (cont.)

These subsequent payments, called “variation margin,” to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” At period end, the variation margin is shown as either a receivable or payable on the Fund’s Statement of Assets and Liabilities. The Fund expects to earn interest income on any margin deposits.

g)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2021, or for any other tax years which are open for exam. As of December 31, 2021, open tax years include the tax years ended December 31, 2018 through 2021. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

h)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets or are divided equally amongst the Funds.

i)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on the trade date. Dividends from net investment income are declared and paid monthly.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  All distributions to shareholders are recorded on the ex-dividend date.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.  GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

j)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

k)
Securities Transactions and Investment Income – Investment transactions are recorded on the trade date.  The Funds determine the gain or loss realized from investment transactions using the identified cost basis.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method.  Paydown gains and losses are recorded as interest income on the Statements of Operations for financial reporting purposes.

l)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

m)
New Regulatory and Accounting Pronouncements – In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management has evaluated Rule 2a-5 and will adopt required provisions by the compliance date.

In November 2020, the SEC adopted Rule 18f-4 under the 1940 Act and issued Release No. IC-34084, Use of Derivatives by Registered Investment Companies and Business Development Companies (“Rule 18f-4”), to govern the use of derivatives and certain related instruments by registered investment companies.  Rule 18f-4 will replace existing SEC and staff guidance with a new framework for the use of derivatives by registered investment companies. Unless a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, Rule 18f-4 will require registered investment companies that trade derivatives and other instruments that create future payment or delivery obligations to adopt a value at-risk leverage limit and implement a derivatives risk management program.  The compliance date for Rule 18f-4 is August 19, 2022.  Management has evaluated Rule 18f-4 and will adopt required provisions by the compliance date.

In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the Funds’ investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

Notes to the Financial Statements
June 30, 2022 (Unaudited)

3.	Capital Share Transactions
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird Ultra Short Bond Fund
	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	295,583,050	$2,960,178,955	706,670,026 (1)	$7,113,668,044 (1)
Shares issued to shareholders in reinvestment of distributions	2,042,238	20,405,947	2,705,405	27,229,753
Shares redeemed	(453,679,132)	(4,536,696,675)	(465,834,447)	(4,688,653,810)
Net increase (decrease)	(156,053,844)	$(1,556,111,773)	243,540,984	$2,452,243,987
Shares Outstanding:
Beginning of period	685,717,731		442,176,747
End of period	529,663,887		685,717,731

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,471,178	$14,758,291	18,443,119	$186,265,589
Shares issued to shareholders in reinvestment of distributions	27,165	272,058	45,414	458,401
Shares redeemed	(8,042,873)	(80,613,616)	(14,329,674)	(144,622,291)
Net increase (decrease)	(6,544,530)	$(65,583,267)	4,158,859	$42,101,699
Shares Outstanding:
Beginning of period	16,302,210		12,143,351
End of period	9,757,680		16,302,210
Total net increase (decrease)		$(1,621,695,040)		$2,494,345,686

(1) Includes purchase in-kind transactions. See additional information contained in this Note.

Baird Short-Term Bond Fund
	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	207,458,451	$1,971,427,703	541,846,644	$5,339,349,583
Shares issued to shareholders in reinvestment of distributions	5,525,045	52,266,918	12,532,691	123,134,971
Shares redeemed	(249,822,568)	(2,364,921,971)	(364,097,312)	(3,588,101,413)
Net increase (decrease)	(36,839,072)	$(341,227,350)	190,282,023	$1,874,383,141
Shares Outstanding:
Beginning of period	1,076,834,440		886,552,417
End of period	1,039,995,368		1,076,834,440

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	7,599,893	$71,945,610	15,561,012	$153,622,226
Shares issued to shareholders in reinvestment of distributions	111,694	1,055,648	275,715	2,707,208
Shares redeemed	(8,343,476)	(79,265,827)	(9,346,379)	(92,107,513)
Net increase (decrease)	(631,889)	$(6,264,569)	6,490,348	$64,221,921
Shares Outstanding:
Beginning of period	25,933,108		19,442,760
End of period	25,301,219		25,933,108
Total net increase (decrease)		$(347,491,919)		$1,938,605,062

Notes to the Financial Statements
June 30, 2022 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Intermediate Bond Fund

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	173,243,675 (1)	$1,852,349,906 (1)	202,092,671 (1)	$2,322,166,062 (1)
Shares issued to shareholders in reinvestment of distributions	4,553,267	48,370,777	10,626,575	121,195,480
Shares redeemed	(90,820,571)	(966,514,137)	(73,997,341)	(849,445,075)
Net increase	86,976,371	$934,206,546	138,721,905	$1,593,916,467
Shares Outstanding:
Beginning of period	589,061,446		450,339,541
End of period	676,037,817		589,061,446

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	768,339	$8,695,990	2,200,599	$26,620,652
Shares issued to shareholders in reinvestment of distributions	24,214	270,234	70,776	847,356
Shares redeemed	(857,147)	(9,572,917)	(3,203,719)	(38,632,371)
Net decrease	(64,594)	$(606,693)	(932,344)	$(11,164,363)
Shares Outstanding:
Beginning of period	3,569,179		4,501,523
End of period	3,504,585		3,569,179
Total net increase		$933,599,853		$1,582,752,104

(1) Includes purchase in-kind transactions. See additional information contained in this Note.

Baird Aggregate Bond Fund
	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	575,038,436	$6,017,151,589	1,299,107,235	$14,925,486,252
Shares issued to shareholders in reinvestment of distributions	32,863,533	342,851,415	56,052,498	641,563,055
Shares redeemed	(608,046,710)	(6,358,930,656)	(628,479,154)	(7,215,058,879)
Net increase (decrease)	(144,741)	$1,072,348	726,680,579	$8,351,990,428
Shares Outstanding:
Beginning of period	3,435,420,504		2,708,739,925
End of period	3,435,275,763		3,435,420,504

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	7,454,239	$82,831,423	31,386,082	$374,344,332
Shares issued to shareholders in reinvestment of distributions	644,536	6,981,923	1,347,619	15,997,081
Shares redeemed	(16,445,331)	(179,630,236)	(40,396,219)	(481,603,438)
Net decrease	(8,346,556)	$(89,816,890)	(7,662,518)	$(91,262,025)
Shares Outstanding:
Beginning of period	76,709,461		84,371,979
End of period	68,362,905		76,709,461
Total net increase (decrease)		$(88,744,542)		$8,260,728,403

Baird Core Plus Bond Fund
	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	241,644,749	$2,621,484,425	779,746,048	$9,237,061,141
Shares issued to shareholders in reinvestment of distributions	26,502,540	284,092,551	65,142,363	768,500,008
Shares redeemed	(475,469,781)	(5,131,359,142)	(683,375,828)	(8,083,597,220)
Net increase (decrease)	(207,322,492)	$(2,225,782,166)	161,512,583	$1,921,963,929
Shares Outstanding:
Beginning of period	2,369,697,698		2,208,185,115
End of period	2,162,375,206		2,369,697,698

Notes to the Financial Statements
June 30, 2022 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Core Plus Bond Fund (cont.)

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	13,189,630	$151,380,122	41,521,715	$516,846,683
Shares issued to shareholders in reinvestment of distributions	1,337,037	15,002,425	3,703,407	45,687,208
Shares redeemed	(30,961,055)	(351,086,473)	(124,846,487)	(1,537,363,661)
Net decrease	(16,434,388)	$(184,703,926)	(79,621,365)	$(974,829,770)
Shares Outstanding:
Beginning of period	132,071,461		211,692,826
End of period	115,637,073		132,071,461
Total net increase (decrease)		$(2,410,486,092)		$947,134,159

Baird Short-Term Municipal Bond Fund
	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	99,881,934	$999,775,796	145,229,039	$1,515,263,682
Shares issued to shareholders in reinvestment of distributions	939,031	9,402,656	1,557,066	16,218,709
Shares redeemed	(99,064,119)	(992,155,828)	(81,845,339)	(853,254,906)
Net increase	1,756,846	$17,022,624	64,940,766	$678,227,485
Shares Outstanding:
Beginning of period	210,702,796		145,762,030
End of period	212,459,642		210,702,796

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,871,479	$18,755,202	6,141,869	$63,934,129
Shares issued to shareholders in reinvestment of distributions	37,318	373,014	70,162	729,733
Shares redeemed	(4,057,224)	(40,676,907)	(4,436,586)	(46,190,070)
Net increase (decrease)	(2,148,427)	$(21,548,691)	1,775,445	$18,473,792
Shares Outstanding:
Beginning of period	10,635,225		8,859,780
End of period	8,486,798		10,635,225
Total net increase (decrease)		$(4,526,067)		$696,701,277

Baird Strategic Municipal Bond Fund
	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	20,307,410	$206,273,949	23,465,676	$252,459,481
Shares issued to shareholders in reinvestment of distributions	248,382	2,529,004	400,578	4,306,615
Shares redeemed	(17,600,103)	(178,106,937)	(7,137,742)	(76,900,323)
Net increase	2,955,689	$30,696,016	16,728,512	$179,865,773
Shares Outstanding:
Beginning of period	32,129,772		15,401,260
End of period	35,085,461		32,129,772

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	253,138	$2,600,185	268,897	$2,887,890
Shares issued to shareholders in reinvestment of distributions	2,153	21,839	6,013	64,610
Shares redeemed	(177,771)	(1,809,319)	(159,100)	(1,712,593)
Net increase	77,520	$812,705	115,810	$1,239,907
Shares Outstanding:
Beginning of period	769,622		653,812
End of period	847,142		769,622
Total net increase		$31,508,721		$181,105,680

Notes to the Financial Statements
June 30, 2022 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Quality Intermediate Municipal Bond Fund

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	32,554,773	$363,506,130	35,483,051	$423,658,386
Shares issued to shareholders in reinvestment of distributions	947,322	10,646,334	1,996,768	23,789,767
Shares redeemed	(49,223,330)	(550,963,349)	(29,165,756)	(347,651,750)
Net increase (decrease)	(15,721,235)	$(176,810,885)	8,314,063	$99,796,403
Shares Outstanding:
Beginning of period	128,752,160		120,438,097
End of period	113,030,925		128,752,160

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,133,774	$12,968,101	1,409,837	$17,217,572
Shares issued to shareholders in reinvestment of distributions	29,710	342,711	63,248	772,922
Shares redeemed	(2,682,328)	(30,799,381)	(848,015)	(10,378,647)
Net increase (decrease)	(1,518,844)	$(17,488,569)	625,070	$7,611,847
Shares Outstanding:
Beginning of period	4,870,922		4,245,852
End of period	3,352,078		4,870,922
Total net increase (decrease)		$(194,299,454)		$107,408,250

Baird Core Intermediate Municipal Bond Fund
	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	122,415,379	$1,272,315,146	80,705,470	$885,625,355
Shares issued to shareholders in reinvestment of distributions	947,333	9,789,333	1,367,974	14,985,015
Shares redeemed	(66,483,248)	(686,666,279)	(19,257,996)	(211,074,750)
Net increase	56,879,464	$595,438,200	62,815,448	$689,535,620
Shares Outstanding:
Beginning of period	139,678,631		76,863,183
End of period	196,558,095		139,678,631

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,440,928	$25,271,060	2,693,728	$29,538,079
Shares issued to shareholders in reinvestment of distributions	20,510	211,481	33,210	363,546
Shares redeemed	(2,545,167)	(26,463,662)	(883,426)	(9,669,995)
Net increase (decrease)	(83,729)	$(981,121)	1,843,512	$20,231,630
Shares Outstanding:
Beginning of period	3,879,431		2,035,919
End of period	3,795,702		3,879,431
Total net increase		$594,457,079		$709,767,250

Baird Municipal Bond Fund
	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,233,344	$32,658,745	1,540,495	$16,605,748
Shares issued to shareholders in reinvestment of distributions	39,961	399,861	66,656	717,800
Shares redeemed	(1,436,862)	(14,358,226)	(300,031)	(3,245,575)
Net increase	1,836,443	$18,700,380	1,307,120	$14,077,973
Shares Outstanding:
Beginning of period	3,207,370		1,900,250
End of period	5,043,813		3,207,370

Notes to the Financial Statements
June 30, 2022 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Municipal Bond Fund (cont.)

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	371,936	$3,632,369	166,129	$1,777,200
Shares issued to shareholders in reinvestment of distributions	771	7,593	2,590	27,844
Shares redeemed	(268,349)	(2,704,702)	(23,976)	(259,157)
Net increase	104,358	$935,260	144,743	$1,545,887
Shares Outstanding:
Beginning of period	297,235		152,492
End of period	401,593		297,235
Total net increase		$19,635,640		$15,623,860

Purchase in-kind transactions

During the six months ended June 30, 2022, the Funds satisfied purchase in-kind requests made by large institutional shareholders by transferring cash and securities into the Funds. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration received and shares sold were as follows:

	Six Months Ended June 30, 2022
		Value of Cash and
Fund	Effective Date	Securities Received	Shares Sold
Baird Intermediate Bond Fund – Institutional Class(1)	March 29, 2022	$105,831,914	9,909,355
Baird Intermediate Bond Fund – Institutional Class(1)	March 30, 2022	512,255	47,874
Baird Intermediate Bond Fund – Institutional Class(2)	April 27, 2022	60,581,686	5,764,195
Baird Intermediate Bond Fund – Institutional Class(2)	May 17, 2022	253,996	24,329
Total		$167,179,851

(1)	Lines comprise a single transfer in-kind effected on March 29, 2022 and March 30, 2022.
(2)	Lines comprise a single transfer in-kind effected on April 27, 2022 and May 17, 2022.

During the year ended December 31, 2021, the Funds satisfied purchase in-kind requests made by large institutional shareholders by transferring cash and securities into the Funds. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration received and shares sold were as follows:

	Year Ended December 31, 2021
		Value of Cash and
Fund	Effective Date	Securities Received	Shares Sold
Baird Ultra Short Bond Fund – Institutional Class	January 27, 2021	$44,201,852	4,385,104

Baird Intermediate Bond Fund – Institutional Class	March 29, 2021	49,293,543	4,312,646
Baird Intermediate Bond Fund – Institutional Class	October 27, 2021	39,779,568	3,489,436
	Total	$89,073,111

4.	Investment Transactions and Income Tax Information
During the six months ended June 30, 2022, purchases and sales of investment securities (excluding short-term investments and any in-kind transactions) were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Baird Ultra Short Bond Fund	$645,665,625	$457,212,693	$1,855,072,345	$2,326,539,919
Baird Short-Term Bond Fund	1,761,076,029	2,436,204,522	1,648,495,748	1,139,724,897
Baird Intermediate Bond Fund	1,513,699,917	1,206,829,003	849,347,974	301,838,823
Baird Aggregate Bond Fund	4,852,745,132	6,687,828,276	4,121,125,833	2,294,503,865
Baird Core Plus Bond Fund	1,804,482,892	3,884,825,110	1,896,078,646	2,135,580,750
Baird Short-Term Municipal Bond Fund	—	74,696,016	807,689,006	591,637,282
Baird Strategic Municipal Bond Fund	—	—	214,769,709	134,709,048
Baird Quality Intermediate Municipal Bond Fund	—	—	129,243,987	338,943,398
Baird Core Intermediate Municipal Bond Fund	261,806,895	260,400,566	1,033,312,664	387,310,503
Baird Municipal Bond Fund	1,009,465	1,012,859	37,340,976	16,032,774

As of December 31, 2021, the components of distributable earnings (accumulated losses) for income tax purposes were as follows:

	Baird	Baird	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$6,970,257,713	$11,115,134,591	$6,701,023,656	$39,875,542,176	$28,972,876,508
Gross unrealized appreciation	426,509	31,530,140	94,459,950	1,115,289,393	1,123,861,179
Gross unrealized depreciation	(11,363,434)	(67,895,210)	(57,708,664)	(441,736,741)	(279,489,265)
Net unrealized appreciation (depreciation)	(10,936,925)	(36,365,070)	36,751,286	673,552,652	844,371,914
Undistributed ordinary income	185,651	529,992	499,462	1,195,857	1,346,649
Undistributed long-term capital gains	—	4,200,688	—	—	4,248,998
Distributable earnings	185,651	4,730,680	499,462	1,195,857	5,595,647
Other accumulated losses	(5,299,453)	(3,890,039)	(2,387,345)	(14,775,054)	—
Total distributable earnings (loss)	$(16,050,727)	$(35,524,429)	$34,863,403	$659,973,455	$849,967,561

Notes to the Financial Statements
June 30, 2022 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

	Baird	Baird	Baird Quality	Baird Core
	Short-Term	Strategic	Intermediate	Intermediate	Baird
	Municipal	Municipal	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$2,280,017,763	$353,621,341	$1,516,785,446	$1,533,048,660	$36,048,190
Gross unrealized appreciation	22,558,479	3,683,355	58,056,055	36,661,392	995,747
Gross unrealized depreciation	(3,148,299)	(367,791)	(1,270,280)	(1,380,390)	(59,425)
Net unrealized appreciation	19,410,180	3,315,564	56,785,775	35,281,002	936,322
Undistributed ordinary income	—	101,161	—	8,419	—
Undistributed tax-exempt income	250,745	43,155	292,548	232,742	8,722
Distributable earnings	250,745	144,316	292,548	241,161	8,722
Other accumulated losses	(343,795)	—	(12,106,480)	—	(88)
Total distributable earnings	$19,317,130	$3,459,880	$44,971,843	$35,522,163	$944,956

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences are due to equalization. These reclassifications have no effect on net assets or NAV per share.

Distributions to Shareholders

Each Fund generally pays dividends from net investment income monthly and distributes net realized capital gains annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax components of distributions paid during the periods shown below were as follows:

	Six Months Ended June 30, 2022
	Ordinary	Tax-Exempt
Fund	Income	Income	Total
Baird Ultra Short Bond Fund	$22,472,241	$—	$22,472,241
Baird Short-Term Bond Fund	59,786,362	—	59,786,362
Baird Intermediate Bond Fund	56,582,951	—	56,582,951
Baird Aggregate Bond Fund	384,710,682	—	384,710,682
Baird Core Plus Bond Fund	324,207,499	—	324,207,499
Baird Short-Term Municipal Bond Fund	—	12,869,339	12,869,339
Baird Strategic Municipal Bond Fund	—	2,641,715	2,641,715
Baird Quality Intermediate Municipal Bond Fund	—	12,533,560	12,533,560
Baird Core Intermediate Municipal Bond Fund	—	13,393,386	13,393,386
Baird Municipal Bond Fund	—	450,340	450,340

For the six months ended June 30, 2022, the table above reflects the estimated characterization of the distributions paid based on each Fund’s operating results for the period. The actual characterization of the distributions made during the period is not determined until after the end of the fiscal year.

	Year Ended December 31, 2021
	Ordinary	Long-Term	Tax-Exempt
Fund	Income	Capital Gains	Income	Total
Baird Ultra Short Bond Fund	$29,091,904	$—	$—	$29,091,904
Baird Short-Term Bond Fund	113,615,447	25,701,730	—	139,317,177
Baird Intermediate Bond Fund	96,264,986	43,852,857	—	140,117,843
Baird Aggregate Bond Fund	680,906,564	41,153,174	—	722,059,738
Baird Core Plus Bond Fund	703,200,275	173,585,801	—	876,786,076
Baird Short-Term Municipal Bond Fund	561,733	—	20,968,994	21,530,727
Baird Strategic Municipal Bond Fund	1,909,435	—	2,595,956	4,505,391
Baird Quality Intermediate Municipal Bond Fund	1,308	—	27,819,540	27,820,848
Baird Core Intermediate Municipal Bond Fund	1,654,250	—	17,295,308	18,949,558
Baird Municipal Bond Fund	298,002	—	548,729	846,731

The Funds in the table above designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2021. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

Notes to the Financial Statements
June 30, 2022 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)
At December 31, 2021, the following Funds deferred, on a tax basis, post-October losses and specified losses of:

Fund	Loss Deferral
Baird Short-Term Bond Fund	$3,890,039
Baird Intermediate Bond Fund	2,387,345
Baird Aggregate Bond Fund	14,775,054
Baird Short-Term Municipal Bond Fund	343,795
Baird Municipal Bond Fund	88

At December 31, 2021, accumulated net realized capital loss carryovers, if any, were:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Ultra Short Bond Fund	$4,948,359	$351,094	Indefinitely	Indefinitely
Baird Quality Intermediate Municipal Bond Fund	6,077,612	6,028,868	Indefinitely	Indefinitely

During the year ended December 31, 2021, the Baird Short-Term Municipal Bond Fund utilized capital loss carryover of $372,629.

5.	Investment Advisory, Other Agreements and Related Party Transactions

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for each Fund as applied to the respective Fund’s average daily net assets.  Certain officers and employees of the Advisor are also officers of the Funds.

For Baird Ultra Short Bond Fund, the Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2023. The agreement may only be terminated prior to the end of this term by or with the consent of the Board.

For the six months ended June 30, 2022, the Advisor waived the following amount pursuant to the fee waiver agreement between the Advisor and the Company on behalf of the Baird Ultra Short Bond Fund:

Fund	Waived Amount
Baird Ultra Short Bond Fund	$4,943,930

These fees are not subject to recoupment by the Advisor.

The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for each Fund as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the six months ended June 30, 2022 for the Funds.

The Funds may use related party broker-dealers. For the six months ended June 30, 2022 there were no brokerage commissions paid to broker-dealers affiliated with the Advisor. The Advisor or its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

The Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor. For the six months ended June 30, 2022, the Funds purchased the following amounts of such securities:

Fund	Purchases
Baird Aggregate Bond Fund	$69,850,000
Baird Core Plus Bond Fund	1,500,000
Baird Short-Term Municipal Bond Fund	15,780,000
Baird Quality Intermediate Municipal Bond Fund	510,000
Baird Core Intermediate Municipal Bond Fund	11,705,000

6.	Line of Credit
The Company maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the fifteen Funds comprising the Company a temporary liquidity source to meet unanticipated redemptions. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $850,000,000 of total borrowings for the Funds comprising the Company, whichever is less. U.S. Bank charges annualized interest at the greater of zero percent and the Prime Rate minus 2.00%. As of June 30, 2022, the Prime Rate was 4.75%. The LOC matures on May 22, 2023, unless renewed. The Company has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.

During the six months ended June 30, 2022, the Funds borrowed from the LOC as follows:

	Amount	Interest Charges	Borrowing
Fund	Borrowed	Accrued	Rate
Baird Core Intermediate Municipal Bond	$131,622,000	$4,570	1.25%

No other borrowings occurred during the six months ended June 30, 2022, nor were any other borrowings outstanding under the LOC as of June 30, 2022.

Notes to the Financial Statements
June 30, 2022 (Unaudited)

7.	Distribution and Shareholder Service Plan
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.

For the six months ended June 30, 2022, the Funds incurred fees pursuant to the Plan as follows:

Fund
Baird Ultra Short Bond Fund	$166,071
Baird Short-Term Bond Fund	294,187
Baird Intermediate Bond Fund	50,858
Baird Aggregate Bond Fund	999,821
Baird Core Plus Bond Fund	1,757,763
Baird Short-Term Municipal Bond Fund	118,735
Baird Strategic Municipal Bond Fund	10,264
Baird Quality Intermediate Municipal Bond Fund	63,503
Baird Core Intermediate Municipal Bond Fund	51,141
Baird Municipal Bond Fund	3,517

8.	Other Derivative Information
As a principal investment strategy, the Baird Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk. The Fund’s market risk related to its derivatives trading is influenced by a wide variety of factors, including the level and volatility of interest rates, the market value of futures contracts, the diversification effects among the Fund’s open positions and the liquidity of the markets in which it trades.

The Baird Strategic Municipal Bond Fund had no outstanding futures contracts at June 30, 2022.

Management has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect a Fund’s Statement of Assets and Liabilities and Statement of Operations. Since the derivatives may be held for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Statement of Operations. These contracts are not subject to a master netting agreement.

The following table presents the results of the derivative trading and information related to volume for the six months ended June 30, 2022 for the Baird Strategic Municipal Bond Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

	Gain (Loss) from Trading
	Net	Net Change
Fund and Type of Derivative Instrument	Realized	in Unrealized
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts
Interest rate	$(735,453)	$—
Total U.S. Treasury futures contracts	$(735,453)	$—

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the six months ended June 30, 2022 were:

	Average Notional Amount
	Long Contracts	Short Contracts
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts	$6,705,580	$—

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

9.	Subsequent Events
In preparing these financial statements, management has evaluated events after June 30, 2022. There were no subsequent events since June 30, 2022, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

Statement Regarding Liquidity Risk Management Program
June 30, 2022 (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Rule”), Baird Funds, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for each series of the Company (each a “Fund” and collectively, the “Funds”) and to protect Fund shareholders from dilution of their interests. The Board of Directors (the “Board”) of the Company has appointed Robert W. Baird & Co. Incorporated (“Baird”), the Funds’ investment adviser, as the administrator of the Program. Baird has further delegated administration of the Program to its Liquidity Risk Management Committee (the “Committee”), consisting of officers of the Funds, senior portfolio managers of the Funds and the chief risk officer of Baird. The Program requires the Committee to provide an annual written report to the Board regarding the adequacy and effectiveness of the Program, including the operation of each Fund’s highly liquid investment minimum (“HLIM”), if applicable, and any material changes to the Program during the review period.

On February 28, 2022, the Board reviewed the Committee’s annual written report (the “Report”) for the period January 1, 2021 to December 31, 2021 (the “review period”). The Report provided a summary of the Committee’s assessment of each Fund’s liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Committee’s assessment considered each Fund’s liquidity risk under both normal and reasonably foreseeable stressed market conditions using certain factors required by the Rule and the Program, to the extent deemed appropriate by the Committee.

The Funds have retained ICE Data Services (“ICE”), a third-party vendor, to provide a liquidity risk classification specified by the Rule (highly liquid, moderately liquid, less liquid or illiquid) for each portfolio investment held by the Funds, except with respect to any investments that are unclassified by ICE or that are classified by ICE but challenged by Baird, for which classifications are provided by the Committee.  The Report noted that each Fund primarily held investments that were classified as highly liquid during the review period and that each Fund’s portfolio is expected to continue to primarily hold highly liquid investments. Thus, the Committee concluded in the Report that each Fund is considered a “primarily highly liquid fund” (as defined in the Program) and each Fund can therefore rely on the exclusion in the Rule from the requirements to establish an HLIM and to adopt policies and procedures for responding to a HLIM shortfall.  The Report further noted that none of the Funds exceeded the 15% limitation on illiquid investments during the review period and the Company has established procedures to file the Funds’ Forms N-PORT on a timely basis. The Report stated that no material changes had been made to the Program since the Board’s last approval of the Program.

The Report noted no significant liquidity events impacting any of the Funds during the review period. The Committee concluded in the Report that the Program is adequately designed, has been effectively implemented, and is operating as intended to manage the liquidity risk of each Fund.

Additional Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-442-2473, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-442-2473, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ filings on Part F of Form N-PORT are available on the SEC’s website at www.sec.gov.  The Funds’ Form N-PORT reports may also be obtained by calling toll-free 1-866-442-2473 or by accessing the Funds’ website at www.bairdfunds.com.

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-442-2473

Board of Directors
John W. Feldt
Darren R. Jackson
David J. Lubar
Cory L. Nettles
Marlyn J. Spear (Chair)
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Semi-Annual Report –
Baird Funds
June 30, 2022

Baird Mid Cap Growth Fund
Baird Small/Mid Cap Growth Fund
Baird Equity Opportunity Fund
Chautauqua International Growth Fund
Chautauqua Global Growth Fund

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Table of Contents

Baird Mid Cap Growth Fund	1
Baird Small/Mid Cap Growth Fund	5
Baird Equity Opportunity Fund	9
Chautauqua International Growth Fund	13
Chautauqua Global Growth Fund	17
Additional Information on Fund Expenses	21
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26
Financial Highlights	29
Notes to the Financial Statements	39
Statement Regarding Liquidity Risk Management Program	48
Additional Information	49

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Baird Mid Cap Growth Fund
June 30, 2022 (Unaudited)

Portfolio Characteristics

A June 30, 2022 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell Midcap® Growth Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

Pool Corp.	2.6%
ResMed, Inc.	2.6%
ICON PLC	2.5%
Keysight Technologies, Inc.	2.5%
Synopsys, Inc.	2.4%
Lamb Weston Holdings, Inc.	2.3%
Cadence Design System, Inc.	2.3%
Copart, Inc.	2.2%
Catalent, Inc.	2.1%
HEICO Corp.	2.1%

Net Assets:	$1,835,780,441
Portfolio Turnover Rate:	14%	(5)
Number of Equity Holdings:	57

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	0.80%
Investor Class:	1.05%	(4)

Net
Institutional Class:	0.80%
Investor Class:	1.05%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security. Percentages shown relate to the Fund’s total net assets as of June 30, 2022.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2022, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2022.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2023.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Mid Cap Growth Fund(1)
June 30, 2022 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2022	Months	Year	Years	Years	Inception(2)
Institutional Class Shares	-30.68%	-22.30%	10.91%	11.20%	7.90%
Investor Class Shares	-30.77%	-22.49%	10.61%	10.92%	7.64%
Russell Midcap® Growth Index(3)	-31.00%	-29.57%	8.88%	11.50%	7.01%

(1)	Effective April 30, 2022, the Fund changed its name from the Baird MidCap Fund to the Baird Mid Cap Growth Fund.
(2)	For the period from December 29, 2000 (inception date) through June 30, 2022.
(3)
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in equity securities (consisting of common stock, ordinary shares and ADRs) of foreign companies. Foreign investments involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  The Fund invests a substantial portion of its assets in the stocks of mid-capitalization companies.  Mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s invasion of Ukraine, the sanctions imposed against Russia by certain countries and Russia’s countermeasures against those countries, has resulted in increased market volatility and may have a significant negative impact on the global economy. The ongoing coronavirus (COVID-19) pandemic and measures taken to limit its spread present a continued risk to global growth and asset prices. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Mid Cap Growth Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
HEICO Corp.	297,485	$39,006,233	2.1%
Banks
Pinnacle Financial Partners, Inc.	507,362	36,687,346	2.0%
Western Alliance Bancorp	220,504	15,567,583	0.9%
		52,254,929	2.9%
Building Products
Advanced Drainage Systems, Inc.	342,587	30,856,811	1.7%
Trex Co., Inc.(1)	374,961	20,405,378	1.1%
		51,262,189	2.8%
Capital Markets
MSCI, Inc.	77,970	32,135,335	1.8%
Commercial Services & Supplies
Copart, Inc.(1)	365,941	39,763,149	2.2%
Communications Equipment
Arista Networks, Inc.(1)	336,455	31,539,292	1.7%
Distributors
Pool Corp.	135,799	47,696,683	2.6%
Electrical Equipment
Generac Holdings, Inc.(1)	184,546	38,861,697	2.1%
Electronic Equipment,
Instruments & Components
CDW Corp.	244,414	38,509,870	2.1%
Keysight Technologies, Inc.(1)	331,404	45,684,041	2.5%
		84,193,911	4.6%
Food Products
Lamb Weston Holdings, Inc.	592,932	42,370,921	2.3%
Health Care Equipment & Supplies
Align Technology, Inc.(1)	133,123	31,506,220	1.7%
DexCom, Inc.(1)	380,088	28,327,959	1.5%
IDEXX Laboratories, Inc.(1)	72,410	25,396,359	1.4%
Insulet Corp.(1)	168,606	36,745,992	2.0%
ResMed, Inc.	224,211	47,001,352	2.6%
STERIS PLC	132,497	27,314,256	1.5%
		196,292,138	10.7%
Health Care Technology
Doximity, Inc.(1)	884,013	30,781,333	1.7%
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc.(1)	21,624	28,268,190	1.5%
Household Durables
DR Horton, Inc.	276,010	18,269,102	1.0%
Interactive Media & Services
Match Group, Inc.(1)	326,214	22,733,854	1.2%
Internet & Direct Marketing Retail
Etsy, Inc.(1)	155,261	11,366,658	0.6%
IT Services
Broadridge Financial Solutions, Inc.	260,663	37,157,511	2.0%
EPAM Systems, Inc.(1)	123,364	36,365,240	2.0%
Euronet Worldwide, Inc.(1)	272,649	27,425,763	1.5%
Globant SA(1)	147,229	25,617,846	1.4%
Jack Henry & Associates, Inc.	208,131	37,467,742	2.0%
VeriSign, Inc.(1)	109,325	18,293,352	1.0%
		182,327,454	9.9%
Life Sciences Tools & Services
ICON PLC(1)(2)	211,360	45,801,712	2.5%
Repligen Corp.(1)	192,145	31,204,348	1.7%
		77,006,060	4.2%
Machinery
Graco, Inc.	482,834	28,685,168	1.6%
IDEX Corp.	195,914	35,583,860	2.0%
Ingersoll Rand, Inc.	751,220	31,611,337	1.7%
RBC Bearings, Inc.(1)	161,748	29,915,293	1.6%
		125,795,658	6.9%
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc.	142,998	17,324,208	0.9%
Pharmaceuticals
Catalent, Inc.(1)	366,312	39,301,614	2.1%
Professional Services
CoStar Group, Inc.(1)	589,117	35,588,558	2.0%
TransUnion	418,395	33,467,416	1.8%
		69,055,974	3.8%
Road & Rail
J.B. Hunt Transport Services, Inc.	126,708	19,952,709	1.1%
Semiconductors &
Semiconductor Equipment
Lattice Semiconductor Corp.(1)	556,592	26,994,712	1.5%
Monolithic Power Systems, Inc.	88,569	34,014,039	1.8%
SolarEdge Technologies, Inc.(1)	64,047	17,528,383	1.0%
		78,537,134	4.3%
Software
ANSYS, Inc.(1)	125,172	29,952,408	1.6%
Cadence Design System, Inc.(1)	280,752	42,121,223	2.3%
NCR Corp.(1)	807,195	25,111,836	1.4%
Paycom Software, Inc.(1)	135,367	37,919,004	2.1%
PTC, Inc.(1)	217,215	23,098,643	1.2%
Synopsys, Inc.(1)	143,553	43,597,046	2.4%
Tyler Technologies, Inc.(1)	106,205	35,311,038	1.9%
		237,111,198	12.9%
Specialty Retail
Five Below, Inc.(1)	160,552	18,211,413	1.0%
Floor & Decor Holdings, Inc.(1)	369,701	23,276,375	1.3%
O’Reilly Automotive, Inc.(1)	45,049	28,460,156	1.6%
Tractor Supply Co.	179,434	34,783,281	1.9%
Williams-Sonoma, Inc.	189,223	20,994,292	1.1%
		125,725,517	6.9%
Trading Companies & Distributors
Fastenal Co.	670,284	33,460,577	1.8%
Total Common Stocks
(Cost $1,510,805,518)		1,772,393,717	96.6%

The accompanying notes are an integral part of these financial statements.

Baird Mid Cap Growth Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 1.31%(3)	64,445,855	$64,445,855	3.5%
Total Short-Term Investment
(Cost $64,445,855)		64,445,855	3.5%
Total Investments
(Cost $1,575,251,373)		1,836,839,572	100.1%
Liabilities in Excess of Other Assets		(1,059,131)	(0.1)%
TOTAL NET ASSETS		$1,835,780,441	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,772,393,717	$—	$—	$1,772,393,717
Total Equity	1,772,393,717	—	—	1,772,393,717
Short-Term Investment
Money Market Mutual Fund	64,445,855	—	—	64,445,855
Total Short-Term Investment	64,445,855	—	—	64,445,855
Total Investments*	$1,836,839,572	$—	$—	$1,836,839,572

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Growth Fund
June 30, 2022 (Unaudited)

Portfolio Characteristics

A June 30, 2022 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2500® Growth Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

Pool Corp.	3.0%
Shockwave Medical, Inc.	2.6%
Lamb Weston Holdings, Inc.	2.4%
ICON PLC	2.4%
WillScot Mobile Mini Holdings Corp.	2.4%
Catalent, Inc.	2.3%
Jack Henry & Associates, Inc.	2.3%
Bio-Techne Corp.	2.2%
National Storage Affiliates Trust	2.1%
Halozyme Therapeutics, Inc.	2.1%

Net Assets:	$141,204,721
Portfolio Turnover Rate:	21%	(5)
Number of Equity Holdings:	65

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	1.00%
Investor Class:	1.25%	(4)

Net
Institutional Class:	0.85%
Investor Class:	1.10%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2022.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2022, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2022.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2023.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Small/Mid Cap Growth Fund
June 30, 2022 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Since
For the Periods Ended June 30, 2022	Months	Year	Years	Inception(1)
Institutional Class Shares	-28.49%	-24.05%	9.96%	11.72%
Investor Class Shares	-28.55%	-24.22%	9.60%	11.37%
Russell 2500® Growth Index(2)	-29.45%	-31.81%	3.68%	6.38%

(1)	For the period from October 31, 2018 (inception date) through June 30, 2022.
(2)
The Russell 2500® Growth Index measures the performance of the Small-to-Mid Cap Growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in equity securities (consisting of common stock, ordinary shares and ADRs) of foreign companies. Foreign investments involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  The Fund invests a substantial portion of its assets in the stocks of small- and mid-capitalization companies.  Small- and mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s invasion of Ukraine, the sanctions imposed against Russia by certain countries and Russia’s countermeasures against those countries, has resulted in increased market volatility and may have a significant negative impact on the global economy. The ongoing coronavirus (COVID-19) pandemic and measures taken to limit its spread present a continued risk to global growth and asset prices. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
BWX Technologies, Inc.	36,084	$1,987,868	1.4%
HEICO Corp.	13,094	1,716,885	1.2%
		3,704,753	2.6%
Banks
Western Alliance Bancorp	18,295	1,291,627	0.9%
Biotechnology
Avid Bioservices, Inc.(1)	78,300	1,194,858	0.8%
Halozyme Therapeutics, Inc.(1)	66,887	2,943,028	2.1%
		4,137,886	2.9%
Building Products
Advanced Drainage Systems, Inc.	26,051	2,346,414	1.6%
Trex Co., Inc.(1)	28,084	1,528,331	1.1%
		3,874,745	2.7%
Capital Markets
Focus Financial Partners, Inc.(1)	48,263	1,643,838	1.2%
Commercial Services & Supplies
IAA, Inc.(1)	51,600	1,690,932	1.2%
Construction & Engineering
MasTec, Inc.(1)	40,541	2,905,168	2.0%
WillScot Mobile Mini Holdings Corp.(1)	103,624	3,359,490	2.4%
		6,264,658	4.4%
Distributors
Pool Corp.	11,861	4,165,939	3.0%
Electrical Equipment
Generac Holdings, Inc.(1)	9,335	1,965,764	1.4%
Electronic Equipment,
Instruments & Components
Littelfuse, Inc.	11,362	2,886,402	2.0%
Energy Equipment & Services
ChampionX Corp.	83,865	1,664,721	1.2%
Equity Real Estate
Investment Trusts (REITs)
National Storage Affiliates Trust	59,477	2,978,013	2.1%
Food Products
Lamb Weston Holdings, Inc.	47,456	3,391,206	2.4%
Health Care Equipment & Supplies
CONMED Corp.	25,750	2,465,820	1.7%
Cooper Cos., Inc.	4,911	1,537,732	1.1%
Insulet Corp.(1)	10,595	2,309,074	1.6%
Shockwave Medical, Inc.(1)	19,311	3,691,685	2.6%
Tandem Diabetes Care, Inc.(1)	11,038	653,339	0.5%
		10,657,650	7.5%
Health Care Technology
Doximity, Inc.(1)	69,352	2,414,837	1.7%
Inspire Medical Systems, Inc.(1)	11,884	2,170,850	1.5%
		4,585,687	3.2%
IT Services
DigitalOcean Holdings, Inc.(1)	33,220	1,373,979	1.0%
Endava PLC – ADR(1)(2)	20,532	1,812,360	1.3%
Globant SA(1)	12,759	2,220,066	1.6%
Jack Henry & Associates, Inc.	17,973	3,235,500	2.3%
Shift4 Payments, Inc.(1)	44,369	1,466,839	1.0%
WNS Holdings Ltd. – ADR(1)(2)	38,980	2,909,467	2.0%
		13,018,211	9.2%
Life Sciences Tools & Services
Bio-Techne Corp.	9,000	3,119,760	2.2%
ICON PLC(1)(2)	15,563	3,372,502	2.4%
Repligen Corp.(1)	18,005	2,924,012	2.1%
		9,416,274	6.7%
Machinery
IDEX Corp.	14,048	2,551,537	1.8%
Kadant, Inc.	10,079	1,837,906	1.3%
Oshkosh Truck Corporation	27,942	2,295,156	1.6%
RBC Bearings, Inc.(1)	11,788	2,180,191	1.5%
Toro Co.	27,113	2,054,894	1.5%
		10,919,684	7.7%
Media
TechTarget, Inc.(1)	23,337	1,533,708	1.1%
Oil, Gas & Consumable Fuels
Matador Resources Co.	28,860	1,344,587	1.0%
Pharmaceuticals
Catalent, Inc.(1)	30,718	3,295,734	2.3%
Jazz Pharmaceuticals PLC(1)	18,022	2,811,612	2.0%
		6,107,346	4.3%
Road & Rail
Knight-Swift Transportation Holdings, Inc.	36,368	1,683,475	1.2%
Semiconductors &
Semiconductor Equipment
Lattice Semiconductor Corp.(1)	45,793	2,220,961	1.6%
Monolithic Power Systems, Inc.	6,120	2,350,324	1.7%
SiTime Corp.(1)	5,968	972,963	0.7%
SolarEdge Technologies, Inc.(1)	4,839	1,324,338	0.9%
		6,868,586	4.9%
Software
Descartes Systems Group, Inc.(1)(2)	42,784	2,655,174	1.9%
Fair Isaac Corp.(1)	4,020	1,611,618	1.1%
Five9, Inc.(1)	13,525	1,232,669	0.9%
NCR Corp.(1)	54,367	1,691,357	1.2%
Paycor HCM, Inc.(1)	78,045	2,029,170	1.4%
Paylocity Holding Corp.(1)	8,199	1,430,070	1.0%
PTC, Inc.(1)	20,685	2,199,643	1.6%
Q2 Holdings, Inc.(1)	25,307	976,091	0.7%
Qualtrics International, Inc.(1)	114,167	1,428,229	1.0%
Sprout Social, Inc.(1)	18,320	1,063,842	0.8%
Tyler Technologies, Inc.(1)	3,833	1,274,396	0.9%
		17,592,259	12.5%
Specialty Retail
Five Below, Inc.(1)	16,444	1,865,243	1.3%
Floor & Decor Holdings, Inc.(1)	21,295	1,340,733	1.0%
Leslie’s, Inc.(1)	98,372	1,493,287	1.1%
Williams-Sonoma, Inc.	15,598	1,730,598	1.2%
		6,429,861	4.6%
Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.(1)	9,865	2,519,028	1.8%
Trading Companies & Distributors
SiteOne Landscape Supply, Inc.(1)	17,664	2,099,720	1.5%
Watsco, Inc.	6,501	1,552,569	1.1%
		3,652,289	2.6%
Total Common Stocks
(Cost $153,240,308)		135,989,129	96.3%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 1.31%(3)	7,003,202	$7,003,202	5.0%
Total Short-Term Investment
(Cost $7,003,202)		7,003,202	5.0%
Total Investments
(Cost $160,243,510)		142,992,331	101.3%
Liabilities in Excess of Other Assets		(1,787,610)	(1.3)%
TOTAL NET ASSETS		$141,204,721	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$135,989,129	$—	$—	$135,989,129
Total Equity	135,989,129	—	—	135,989,129
Short-Term Investment
Money Market Mutual Fund	7,003,202	—	—	7,003,202
Total Short-Term Investment	7,003,202	—	—	7,003,202
Total Investments*	$142,992,331	$—	$—	$142,992,331

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Equity Opportunity Fund
June 30, 2022 (Unaudited)

Portfolio Characteristics

A June 30, 2022 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2000® Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

Evo Payments, Inc.	7.5%
Chefs’ Warehouse Inc.	6.5%
Blackbaud, Inc.	5.6%
Evolent Health, Inc.	5.0%
nVent Electric PLC	4.9%
Dropbox, Inc.	4.7%
Clarus Corp.	4.7%
Valmont Industries, Inc.	4.5%
Verisk Analytics, Inc.	4.4%
Ingersoll Rand, Inc.	3.8%

Net Assets:	$52,899,887
Portfolio Turnover Rate:	44%	(6)
Number of Equity Holdings:	35

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	1.90%
Investor Class:	2.15%	(4)

Net
Institutional Class:	1.25%
Investor Class:	1.50%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2022.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2022, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2022.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 1.25% of average daily net assets for the Institutional Class shares and 1.50% of average daily net assets for the Investor Class shares, at least through April 30, 2025.

(4)	Includes 0.25% 12b-1 fee.
(5)	Effective December 12, 2021, the Fund changed its benchmark index from the Russell 2000® Value Index to the Russell 2000® Index.
(6)	Not annualized.

Baird Equity Opportunity Fund(1)
June 30, 2022 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2022	Months	Year	Years	Years	Inception(2)
Institutional Class Shares	-17.18%	-11.98%	2.83%	6.78%	6.44%
Investor Class Shares	-17.28%	-12.13%	2.58%	6.52%	6.18%
Russell 2000® Index(3)	-23.43%	-25.20%	5.17%	9.35%	8.98%
Russell 2000® Value Index(4)	-17.31%	-16.28%	4.89%	9.05%	8.73%

(1)
Effective December 12, 2021, the Fund changed its name from the Baird SmallCap Value Fund to the Baird Equity Opportunity Fund. In addition, Greenhouse Funds LLLP (“Greenhouse”) was appointed as subadvisor to and assumed portfolio management of the Fund.

(2)	For the period from May 1, 2012 (inception date) through June 30, 2022.
(3)
The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. Effective December 12, 2021, the Fund’s primary benchmark was changed to the Russell 2000® Index, replacing the Russell 2000® Value Index, because it is a more comparative benchmark to the Fund’s principal investment strategies under Greenhouse’s management. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

(4)
The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund invests primarily in a select portfolio of equity securities of companies with small- to medium-market capitalizations (those with market capitalizations, at the time of purchase, of less than $20 billion). The Fund may invest up to 15% of its total assets in equity securities (consisting of common stock, ordinary shares and ADRs) of foreign companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund invests a substantial portion of its assets in the stocks of small-capitalization companies. Small-capitalization companies often are more volatile and face greater risks than larger, more established companies.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s invasion of Ukraine, the sanctions imposed against Russia by certain countries and Russia’s countermeasures against those countries, has resulted in increased market volatility and may have a significant negative impact on the global economy. The ongoing coronavirus (COVID-19) pandemic and measures taken to limit its spread present a continued risk to global growth and asset prices. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

The gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund is “non-diversified,” meaning that it may invest a greater percentage of its assets in a smaller number of companies than a diversified mutual fund. Given Greenhouse’s opportunistic investment strategy, the Fund will generally be overweight in certain sectors and underweight in other sectors, as compared to the sector weightings in the Russell 2000® Index (the Fund’s benchmark index), based on Greenhouse’s judgment of the sectors’ relative attractiveness and its individual securities selection.

The Fund may purchase and sell (or write) call and put options. Options are subject to various types of risks, including market risk, liquidity risk, volatility risk, counterparty risk, legal risk and operations risk. With options purchased by the Fund, the risk is limited to the premium paid for the option if the underlying stock price moves in the opposite direction from desired and the option expires worthless. For options sold or written by the Fund, the primary risk is that the underlying stock price may move directionally away from the exercise price resulting in the option holder exercising the option and requiring the Fund to either deliver the securities (in the case of a call option) or pay for the securities (in the case of a put option) and recognize a significant loss.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Equity Opportunity Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
Cadre Holdings, Inc.	81,953	$1,612,015	3.1%
Banks
Huntington Bancshares, Inc.	15,000	180,450	0.3%
Chemicals
Huntsman Corp.	25,000	708,750	1.3%
Communications Equipment
Infinera Corp.(1)	354,961	1,902,591	3.6%
Construction & Engineering
Fluor Corporation(1)	54,996	1,338,603	2.5%
Valmont Industries, Inc.	10,504	2,359,513	4.5%
		3,698,116	7.0%
Diversified Consumer Services
Mister Car Wash, Inc.(1)	63,751	693,611	1.3%
Electrical Equipment
nVent Electric PLC(4)	82,742	2,592,307	4.9%
Energy Equipment & Services
Liberty Energy, Inc.(1)	24,470	312,237	0.6%
NexTier Oilfield Solutions, Inc.(1)	117,356	1,116,056	2.1%
Oceaneering International, Inc.(1)	54,440	581,419	1.1%
		2,009,712	3.8%
Entertainment
Madison Square Garden Sports Corp.(1)	11,948	1,804,148	3.4%
Food & Staples Retailing
Chefs’ Warehouse Inc.(1)	88,677	3,448,648	6.5%
Health Care Providers & Services
Castle Biosciences, Inc.(1)	24,623	540,475	1.0%
Health Care Technology
Evolent Health, Inc.(1)	86,077	2,643,424	5.0%
Insurance
Everest Re Group Ltd.	1,257	352,312	0.7%
Internet & Direct Marketing Retail
Xometry, Inc.(1)	32,290	1,095,600	2.1%
IT Services
Evo Payments, Inc.(1)	168,960	3,973,939	7.5%
Global Payments, Inc.	13,168	1,456,908	2.8%
		5,430,847	10.3%
Leisure Products
Clarus Corp.	130,703	2,482,050	4.7%
Vista Outdoor, Inc.(1)	48,060	1,340,874	2.5%
		3,822,924	7.2%
Life Sciences Tools & Services
NeoGenomics, Inc.(1)	80,470	655,830	1.2%
Machinery
Ingersoll Rand, Inc.	47,031	1,979,065	3.8%
Nordson Corporation	5,510	1,115,444	2.1%
		3,094,509	5.9%
Multiline Retail
Tuesday Morning Corp.(1)	428,292	154,185	0.3%
Oil, Gas & Consumable Fuels
Devon Energy Corp.	10,000	551,100	1.0%
Diamondback Energy, Inc.	10,252	1,242,030	2.4%
		1,793,130	3.4%
Professional Services
Leidos Holdings, Inc.	7,512	756,534	1.4%
Verisk Analytics, Inc.	13,248	2,293,096	4.4%
		3,049,630	5.8%
Semiconductors & Semiconductor Equipment
Magnachip Semiconductor Corp.(1)(2)	23,540	342,036	0.6%
Universal Display Corp.	10,012	1,012,614	1.9%
		1,354,650	2.5%
Software
Blackbaud, Inc.(1)	51,317	2,979,978	5.6%
Dropbox, Inc.(1)	118,341	2,483,978	4.7%
ON24, Inc.(1)	97,542	925,674	1.8%
Opera Ltd. – ADR(1)(2)	169,201	746,176	1.4%
		7,135,806	13.5%
Total Common Stocks
(Cost $56,392,266)		49,773,670	94.1%

Purchased Option Contracts

	Notional	Number of
	Amount	Contracts(5)
Call Option Contracts
Booking Holdings, Inc.,
Exercise Price: $1,850.00,
Expiration: 08/19/2022(1)(6)	$524,697	3	25,170	0.1%
BWX Technologies, Inc.,
Exercise Price: $50.00,
Expiration: 08/19/2022	99,162	18	11,646	0.0%
Euronet Worldwide, Inc.,
Exercise Price: $130.00,
Expiration: 08/19/2022(1)(6)	1,015,959	101	6,060	0.0%
SPDR S&P Regional
Banking ETF,
Exercise Price: $65.00,
Expiration: 12/16/2022(6)	371,776	64	16,160	0.0%
Total Call Option Contracts
(Cost $82,319)			59,036	0.1%
Put Option Contract
iShares Russell 2000 ETF,
Exercise Price: $160.00,
Expiration: 07/15/2022	3,099,288	183	25,620	0.1%
Total Put Option Contracts
(Cost $39,858)			25,620	0.1%
Total Purchased
Option Contracts
(Cost $122,177)			84,656	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Equity Opportunity Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 1.31%(3)	3,032,448	$3,032,448	5.7%
Total Short-Term Investment
(Cost $3,032,448)		3,032,448	5.7%
Total Investments
(Cost $59,546,891)		52,890,774	100.0%
Other Assets in Excess of Liabilities		9,113	0.0%
TOTAL NET ASSETS		$52,899,887	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
(4)	All of a portion of this security is held as collateral for options written. At June 30, 2022, the value of this collateral is $1,879,800.
(5)	Each contract is equivalent to 100 shares of common stock.
(6)	Held in connection with written option contracts. See Schedule of Written Option Contracts for further information.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Schedule of Written Option Contracts June 30, 2022 (Unaudited)

	Notional	Number of
Written Option Contracts	Amount	Contracts(a)	Value
Call Option Contracts
Clarus Corp., (Exercise Price: $22.50, Expiration: 08/19/2022)	$39,879	(21)	$(2,730)
Vista Outdoor, Inc., (Exercise Price: $35.00, Expiration: 07/15/2022)	186,930	(67)	(335)
Total Call Option Contracts (Premiums Received $29,860)			(3,065)
Put Option Contracts
Activision Blizzard, Inc., (Exercise Price: $45.00, Expiration: 09/16/2022)	1,712,920	(220)	(9,240)
Booking Holdings, Inc., (Exercise Price: $1,650.00, Expiration: 08/19/2022)	524,697	(3)	(27,090)
Euronet Worldwide, Inc., (Exercise Price: $105.00, Expiration: 08/19/2022)	1,015,959	(101)	(90,900)
SPDR S&P Regional Banking ETF, (Exercise Price: $49.00, Expiration: 12/16/2022)	371,776	(64)	(17,440)
Total Put Option Contracts (Premium Received $135,270)			(144,670)
Total Written Option Contracts (Premiums Received $165,130)			$(147,735)

(a)	Each contract is equivalent to 100 shares of common stock.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$49,773,670	$—	$—	$49,773,670
Total Equity	49,773,670	—	—	49,773,670
Purchased Options
Call Option Contracts	36,816	22,220	—	59,036
Put Option Contract	25,620	—	—	25,620
Total Purchased Option Contracts	62,436	22,220	—	84,656
Short-Term Investment
Money Market Mutual Fund	3,032,448	—	—	3,032,448
Total Short-Term Investment	3,032,448	—	—	3,032,448
Total Investments*	$52,868,554	$22,220	$—	$52,890,774
Written Option Contracts
Call Option Contracts	(3,065)	—	—	(3,065)
Put Option Contracts	(117,990)	(26,680)	—	(144,670)
Total Written Option Contracts	$(121,055)	$(26,680)	$—	$(147,735)

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
June 30, 2022 (Unaudited)

Portfolio Characteristics

A June 30, 2022 summary of the Fund’s top 10 holdings and equity sector analysis compared to the MSCI ACWI ex USA Index is shown below.

Top 10 Holdings(1)

Novo Nordisk A/S	5.8%	Net Assets:	$442,143,743
Fairfax Financial Holdings Ltd.	5.6%	Portfolio Turnover Rate:	15%	(5)
Waste Connections, Inc.	4.8%	Number of Equity Holdings:	30
Constellation Software, Inc.	4.7%
Genmab A/S	4.6%	Annualized Portfolio Expense Ratio(3):
Tata Consultancy Services Ltd.	4.5%	Gross
DBS Group Holdings Ltd.	4.5%	Institutional Class:	0.86%
Bank Rakyat Indonesia Persero Tbk PT	4.3%	Investor Class:	1.11%	(4)
HDFC Bank Ltd.	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0%	Net
		Institutional Class:	0.80%
		Investor Class:	1.05%	(4)

Equity Sector Analysis(2)		Country Allocation(2)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2022.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2022, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2022.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.80% of average daily net assets for the Institutional Class shares and 1.05% of average daily net assets for the Investor Class shares, at least through April 30, 2023.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Chautauqua International Growth Fund
June 30, 2022 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2022	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-21.29%	-21.17%	7.40%	7.61%	8.01%
Investor Class Shares	-21.42%	-21.38%	7.09%	7.28%	7.73%
MSCI ACWI ex USA Index(2)	-18.42%	-19.42%	1.35%	2.50%	4.70%

(1)	For the period from April 15, 2016 (inception date) through June 30, 2022.
(2)
The MSCI ACWI ex USA Index is a market-capitalization-weighted index maintained by MSCI, Inc. and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The MSCI ACWI ex USA Index includes both developed and emerging markets.  This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses primarily on non-U.S. stocks with medium to large market capitalizations and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  Under normal market conditions, the Fund will invest at least 65% of its total assets at the time of purchase in non-U.S. companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s invasion of Ukraine, the sanctions imposed against Russia by certain countries and Russia’s countermeasures against those countries, has resulted in increased market volatility and may have a significant negative impact on the global economy. The ongoing coronavirus (COVID-19) pandemic and measures taken to limit its spread present a continued risk to global growth and asset prices. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
Safran SA (France)(2)	76,917	$7,658,312	1.7%
Application Software
Atlassian Corp. PLC (United States)(1)	50,327	9,431,280	2.1%
Temenos Group AG (Switzerland)(2)	164,326	14,063,030	3.2%
		23,494,310	5.3%
Auto Components
Aptiv PLC (United States)(1)	76,958	6,854,649	1.6%
Automobiles
Suzuki Motor Corp. (Japan)(2)	439,408	13,814,077	3.1%
Biotechnology
BeiGene Ltd. – ADR (China)(1)	54,830	8,874,236	2.0%
Genmab A/S (Denmark)(1)(2)	62,826	20,383,569	4.6%
		29,257,805	6.6%
Capital Markets
Hong Kong Exchanges &
Clearing Ltd. (Hong Kong)(2)	214,052	10,586,213	2.4%
Diversified Banks
Bank Rakyat Indonesia Persero
Tbk PT (Indonesia)(2)	68,248,520	19,059,477	4.3%
DBS Group Holdings Ltd. (Singapore)(2)	927,270	19,841,177	4.5%
		38,900,654	8.8%
Diversified Support Services
Recruit Holdings Co. Ltd. (Japan)(2)	357,893	10,540,108	2.4%
Electronic Equipment & Instruments
Keyence Corp. (Japan)(2)	36,678	12,578,288	2.8%
Environmental & Facilities Services
Waste Connections, Inc. (United States)	169,665	21,031,673	4.8%
Health Care Equipment & Supplies
Coloplast A/S (Denmark)(2)	74,155	8,472,927	1.9%
Healthcare Distributors
Sinopharm Group Co. Ltd. (China)(2)	5,178,578	12,538,024	2.8%
Industrial Machinery
FANUC Corp. (Japan)(2)	94,223	14,768,447	3.3%
Information Technology
Constellation Software, Inc. (Canada)	13,986	20,762,452	4.7%
Internet & Direct Marketing Retail
Prosus NV (China)(2)	202,416	13,107,229	3.0%
Internet Retail
Alibaba Group Holding
Ltd. – ADR (China)(1)	105,570	12,001,198	2.7%
IT Services
Adyen NV (Netherlands)(1)(2)	7,824	11,291,115	2.6%
Tata Consultancy Services Ltd. (India)(2)	479,527	19,913,271	4.5%
		31,204,386	7.1%
Life Sciences Tools & Services
Wuxi Biologics Cayman, Inc. (China)(1)(2)	832,073	7,709,508	1.7%
Multi-Line Insurance
Fairfax Financial Holdings Ltd. (Canada)	46,830	24,815,679	5.6%
Pharmaceuticals
Novo Nordisk A/S – ADR (Denmark)	228,589	25,471,672	5.8%
Regional Banks
HDFC Bank Ltd. – ADR (India)	327,250	17,985,660	4.1%
Renewable Electricity
Brookfield Renewable Corp. (United States)	281,990	10,041,664	2.3%
Semiconductor Equipment
ASML Holding NV (Netherlands)	36,252	17,251,602	3.9%
Semiconductors
Taiwan Semiconductor Manufacturing
Co. Ltd. – ADR (Taiwan)	213,505	17,454,034	4.0%
Semiconductors &
Semiconductor Equipment
SolarEdge Technologies, Inc. (United States)(1)	47,030	12,871,170	2.9%
Textiles, Apparel & Luxury Goods
Kering SA (France)(2)	19,050	9,872,265	2.2%
Total Common Stocks
(Cost $403,556,135)		431,044,006	97.5%
Short-Term Investment
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 1.31%(3)	33,054,084	33,054,084	7.5%
Total Short-Term Investment
(Cost $33,054,084)		33,054,084	7.5%
Total Investments
(Cost $436,610,219)		464,098,090	105.0%
Liabilities in Excess of Other Assets		(21,954,347)	(5.0)%
TOTAL NET ASSETS		$442,143,743	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Level 2 Security
(3)	Seven-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$204,846,969	$226,197,037	$—	$431,044,006
Total Equity	204,846,969	226,197,037	—	431,044,006
Short-Term Investment
Money Market Mutual Fund	33,054,084	—	—	33,054,084
Total Short-Term Investment	33,054,084	—	—	33,054,084
Total Investments*	$237,901,053	$226,197,037	$—	$464,098,090

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
June 30, 2022 (Unaudited)

Portfolio Characteristics

A June 30, 2022 summary of the Fund’s top 10 holdings and equity sector analysis compared to the MSCI ACWI Index is shown below.

Top 10 Holdings(1)

Fairfax Financial Holdings Ltd.	4.4%	Net Assets:	$258,330,686
Novo Nordisk A/S	4.2%	Portfolio Turnover Rate:	7%	(5)
Alphabet, Inc. – Class A	4.0%	Number of Equity Holdings:	43
MasterCard, Inc. – Class A	3.8%
Genmab A/S	3.5%	Annualized Portfolio Expense Ratio(3):
Waste Connections, Inc.	3.3%	Gross
DBS Group Holdings Ltd.	3.3%	Institutional Class:	0.92%
Charles Schwab Corp.	3.1%	Investor Class:	1.17%	(4)
Bank Rakyat Indonesia Persero Tbk PT	3.1%
Constellation Software, Inc.	3.0%	Net
		Institutional Class:	0.80%
		Investor Class:	1.05%	(4)

Equity Sector Analysis(2)		Country Allocation(2)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2022.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2022, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2022.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.80% of average daily net assets for the Institutional Class shares and 1.05% of average daily net assets for the Investor Class shares, at least through April 30, 2023.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Chautauqua Global Growth Fund
June 30, 2022 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2022	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-23.43%	-21.19%	8.27%	8.83%	10.33%
Investor Class Shares	-23.53%	-21.39%	8.08%	8.60%	10.09%
MSCI ACWI Index(2)	-20.18%	-15.75%	6.21%	7.00%	8.49%

(1)	For the period from April 15, 2016 (inception date) through June 30, 2022.
(2)
The MSCI ACWI Index is a market-capitalization-weighted index maintained by MSCI, Inc. and designed to provide a broad measure of stock performance throughout the world. The MSCI ACWI Index includes both developed and emerging markets.  This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on both U.S. and non-U.S. stocks with medium to large market capitalizations and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  Under normal market conditions, the Fund will invest at least 40% of its total assets at the time of purchase in non-U.S. companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s invasion of Ukraine, the sanctions imposed against Russia by certain countries and Russia’s countermeasures against those countries, has resulted in increased market volatility and may have a significant negative impact on the global economy. The ongoing coronavirus (COVID-19) pandemic and measures taken to limit its spread present a continued risk to global growth and asset prices. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
Safran SA (France)(2)	26,832	$2,671,553	1.0%
Apparel Retail
TJX Companies, Inc. (United States)	138,032	7,709,086	3.0%
Application Software
Atlassian Corp. PLC (United States)(1)	20,422	3,827,083	1.5%
Temenos Group AG (Switzerland)(2)	46,224	3,955,853	1.5%
		7,782,936	3.0%
Auto Components
Aptiv PLC (United States)(1)	33,953	3,024,194	1.2%
Automobiles
Suzuki Motor Corp. (Japan)(2)	174,261	5,478,405	2.1%
Biotechnology
BeiGene Ltd. – ADR (China)(1)	18,520	2,997,462	1.2%
Genmab A/S (Denmark)(1)(2)	27,893	9,049,739	3.5%
Incyte Corp. (United States)(1)	98,919	7,514,876	2.9%
Regeneron Pharmaceuticals,
Inc. (United States)(1)	10,701	6,325,682	2.4%
		25,887,759	10.0%
Capital Markets
Hong Kong Exchanges &
Clearing Ltd. (Hong Kong)(2)	92,676	4,583,409	1.8%
Data Processing & Outsourced Services
MasterCard, Inc. – Class A (United States)	30,721	9,691,861	3.8%
Diversified Banks
Bank Rakyat Indonesia Persero
Tbk PT (Indonesia)(2)	28,436,212	7,941,261	3.1%
DBS Group Holdings Ltd. (Singapore)(2)	396,416	8,482,276	3.3%
		16,423,537	6.4%
Diversified Support Services
Recruit Holdings Co. Ltd. (Japan)(2)	155,414	4,577,011	1.8%
Electronic Equipment & Instruments
Keyence Corp. (Japan)(2)	12,069	4,138,921	1.6%
Universal Display Corp. (United States)	23,300	2,356,562	0.9%
		6,495,483	2.5%
Environmental & Facilities Services
Waste Connections, Inc. (United States)	68,813	8,530,060	3.3%
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate
Equities, Inc. (United States)	20,050	2,907,852	1.1%
Health Care Equipment & Supplies
Coloplast A/S (Denmark)(2)	32,082	3,665,679	1.4%
Healthcare Distributors
Sinopharm Group Co. Ltd. (China)(2)	2,252,028	5,452,459	2.1%
Industrial Machinery
FANUC Corp. (Japan)(2)	37,814	5,926,940	2.3%
Information Technology
Constellation Software, Inc. (Canada)	5,301	7,869,423	3.0%
Interactive Media & Services
Alphabet, Inc. – Class A (United States)(1)	4,780	10,416,863	4.0%
Internet & Direct Marketing Retail
Prosus NV (China)(2)	81,612	5,284,697	2.0%
Internet Retail
Alibaba Group Holding
Ltd. – ADR (China)(1)	34,253	3,893,881	1.5%
Amazon.com, Inc. (United States)(1)	53,651	5,698,273	2.2%
		9,592,154	3.7%
IT Services
Adyen NV (Netherlands)(1)(2)	3,079	4,443,423	1.7%
Tata Consultancy Services Ltd. (India)(2)	181,454	7,535,223	2.9%
		11,978,646	4.6%
Life Sciences Tools & Services
Illumina, Inc. (United States)(1)	11,767	2,169,364	0.8%
Wuxi Biologics Cayman, Inc. (China)(1)(2)	330,853	3,065,493	1.2%
		5,234,857	2.0%
Multi-Line Insurance
Fairfax Financial Holdings Ltd. (Canada)	21,348	11,312,516	4.4%
Other Diversified Financial Services
Charles Schwab Corp. (United States)	128,257	8,103,277	3.1%
Pharmaceuticals
Novo Nordisk A/S – ADR (Denmark)	96,601	10,764,249	4.2%
Regional Banks
HDFC Bank Ltd. – ADR (India)	138,866	7,632,075	3.0%
SVB Financial Group (United States)(1)	13,910	5,494,311	2.1%
		13,126,386	5.1%
Renewable Electricity
Brookfield Renewable Corp. (United States)	157,673	5,614,736	2.2%
Semiconductor Equipment
ASML Holding NV (Netherlands)	12,663	6,026,068	2.3%
Semiconductors
Nvidia Corp. (United States)	32,027	4,854,973	1.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. – ADR (Taiwan)	89,038	7,278,856	2.8%
		12,133,829	4.7%
Semiconductors &
Semiconductor Equipment
Micron Technology, Inc. (United States)	58,744	3,247,368	1.3%
SolarEdge Technologies,
Inc. (United States)(1)	19,396	5,308,298	2.1%
		8,555,666	3.4%
Textiles, Apparel & Luxury Goods
Kering SA (France)(2)	8,374	4,339,652	1.7%
Total Common Stocks
(Cost $260,109,128)		251,161,243	97.2%

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2022 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 1.31%(3)	5,541,486	$5,541,486	2.2%
Total Short-Term Investment
(Cost $5,541,486)		5,541,486	2.2%
Total Investments
(Cost $265,650,614)		256,702,729	99.4%
Other Assets in Excess of Liabilities		1,627,957	0.6%
TOTAL NET ASSETS		$258,330,686	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Level 2 Security
(3)	Seven-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$160,569,249	$90,591,994	$—	$251,161,243
Total Equity	160,569,249	90,591,994	—	251,161,243
Short-Term Investment
Money Market Mutual Fund	5,541,486	—	—	5,541,486
Total Short-Term Investment	5,541,486	—	—	5,541,486
Total Investments*	$166,110,735	$90,591,994	$—	$256,702,729

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2022 (Unaudited)

Example

As a shareholder of the Funds, you incur ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Funds do not charge any sales loads, redemption fees or other transaction fees; however, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/22 – 6/30/22).

Actual Expenses

The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.

Actual vs. Hypothetical Returns

					Hypothetical
			Actual		(5% return before expenses)
		Beginning	Ending		Ending
	Fund’s Annualized	Account Value	Account Value	Expenses Paid	Account Value	Expenses Paid
	Expense Ratio(1)	1/1/22	6/30/22	During Period(1)	6/30/22	During Period(1)
Baird Mid Cap Growth Fund
Institutional Class	0.81%	$1,000.00	$693.20	$3.40	$1,020.78	$4.06
Investor Class	1.06%	$1,000.00	$692.30	$4.45	$1,019.54	$5.31

Baird Small/Mid Cap Growth Fund
Institutional Class	0.85%	$1,000.00	$715.10	$3.61	$1,020.58	$4.26
Investor Class	1.10%	$1,000.00	$714.50	$4.68	$1,019.34	$5.51

Baird Equity Opportunity Fund
Institutional Class	1.25%	$1,000.00	$828.20	$5.67	$1,018.60	$6.26
Investor Class	1.50%	$1,000.00	$827.20	$6.80	$1,017.36	$7.50

Chautauqua International Growth Fund
Institutional Class	0.80%	$1,000.00	$787.10	$3.54	$1,020.83	$4.01
Investor Class	1.05%	$1,000.00	$785.80	$4.65	$1,019.59	$5.26

Chautauqua Global Growth Fund
Institutional Class	0.80%	$1,000.00	$765.70	$3.50	$1,020.83	$4.01
Investor Class	1.05%	$1,000.00	$764.70	$4.59	$1,019.59	$5.26

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, 181 days and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

	Baird Mid Cap	Baird Small/Mid	Baird Equity
	Growth Fund	Cap Growth Fund	Opportunity Fund
ASSETS:
Investments, at value (cost $1,575,251,373, $160,243,510, and $59,546,891, respectively)	$1,836,839,572	$142,992,331	$52,890,774
Dividends receivable	296,798	25,180	8,102
Interest receivable	58,390	6,198	1,944
Receivable for investments sold	—	2,214,751	20,648
Receivable for Fund shares sold	2,524,896	430,812	500,000
Uninvested cash	—	1,447	1,445
Prepaid expenses and other assets	67,059	51,447	46,331
Total assets	1,839,786,715	145,722,166	53,469,244
LIABILITIES:
Written option contracts, at value (premiums received $0, $0, and $165,130, respectively)	—	—	147,735
Payable for securities purchased	—	4,384,566	258,742
Payable for Fund shares redeemed	2,558,216	12,551	63,307
Payable to directors	22,978	23,088	23,393
Payable to Advisor, net (Note 5)	1,165,167	71,217	30,705
Accrued fund accounting and administration fees	35,367	8,407	23,123
Accrued shareholder servicing fees	70,957	5,012	14,034
Accrued professional fees	7,438	7,438	7,769
Accrued custody fees	5,468	2,628	—
Due to custodian	34,342	—	—
Accrued Rule 12b-1 fees (Note 7)	80,610	534	454
Accrued expenses and other liabilities	25,731	2,004	95
Total liabilities	4,006,274	4,517,445	569,357
NET ASSETS	$1,835,780,441	$141,204,721	$52,899,887
NET ASSETS CONSIST OF:
Paid-in capital	$1,507,897,645	$165,326,156	$44,892,655
Total distributable earnings (loss)	327,882,796	(24,121,435)	8,007,232
NET ASSETS	$1,835,780,441	$141,204,721	$52,899,887
INSTITUTIONAL CLASS SHARES
Net Assets	$1,691,496,322	$140,421,765	$52,897,763
Shares outstanding ($0.01 par value, unlimited shares authorized)	82,697,537	9,844,554	3,610,327
Net asset value, offering and redemption price per share	$20.45	$14.26	$14.65
INVESTOR CLASS SHARES
Net Assets	$144,284,119	$782,956	$2,124
Shares outstanding ($0.01 par value, unlimited shares authorized)	7,705,948	55,555	145
Net asset value, offering and redemption price per share	$18.72	$14.09	$14.60

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

	Chautauqua	Chautauqua
	International	Global
	Growth Fund	Growth Fund
ASSETS:
Investments, at value (cost $436,610,219 and $265,650,614, respectively)	$464,098,090	$256,702,729
Foreign currency, at value (cost $16,010,263 and $678,104, respectively)	16,014,325	667,528
Dividends receivable	971,483	453,231
Interest receivable	9,981	5,165
Receivable for Fund shares sold	543,654	725,903
Uninvested cash	67,330	43,353
Prepaid expenses and other assets	58,257	52,238
Total assets	481,763,120	258,650,147
LIABILITIES:
Payable for securities purchased	25,574,809	—
Payable for foreign currency purchased	12,512,605	—
Payable for Fund shares redeemed	963,743	29,109
Payable to directors	23,087	23,088
Payable to Advisor, net (Note 5)	224,460	133,877
Accrued fund accounting and administration fees	13,684	10,667
Accrued shareholder servicing fees	16,026	10,843
Accrued professional fees	8,472	8,472
Accrued custody fees	17,751	11,932
Accrued Rule 12b-1 fees (Note 7)	320	582
Deferred tax	255,981	89,012
Accrued expenses and other liabilities	8,439	1,879
Total liabilities	39,619,377	319,461
NET ASSETS	$442,143,743	$258,330,686
NET ASSETS CONSIST OF:
Paid-in capital	$430,577,753	$271,152,818
Total distributable earnings (loss)	11,565,990	(12,822,132)
NET ASSETS	$442,143,743	$258,330,686
INSTITUTIONAL CLASS SHARES
Net Assets	$441,416,919	$257,611,846
Shares outstanding ($0.01 par value, unlimited shares authorized)	30,076,074	15,045,651
Net asset value, offering and redemption price per share	$14.68	$17.12
INVESTOR CLASS SHARES
Net Assets	$726,824	$718,840
Shares outstanding ($0.01 par value, unlimited shares authorized)	49,779	42,381
Net asset value, offering and redemption price per share	$14.60	$16.96

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2022 (Unaudited)

	Baird Mid Cap	Baird Small/Mid	Baird Equity
	Growth Fund	Cap Growth Fund	Opportunity Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes withheld of $120, $391, and $0, respectively)	$4,384,257	$327,197	$103,952
Interest	120,802	12,892	3,552
Total investment income	4,505,059	340,089	107,504

EXPENSES:
Investment advisory fees (Note 5)	7,849,871	560,768	355,632
Shareholder servicing fees	343,250	12,042	17,403
Federal and state registration	67,163	74,535	29,368
Directors fees	46,005	46,115	46,226
Fund accounting and administration fees	72,371	18,571	29,408
Professional fees	15,379	15,106	16,033
Reports to shareholders	32,956	2,471	2,233
Custody fees	11,580	3,768	2,031
Miscellaneous expenses	1,220	121	102
Rule 12b-1 fees - Investor Class Shares (Note 7)	215,522	940	3
Total expenses	8,655,317	734,437	498,439
Fee waiver by Advisor (Note 5)	—	(97,959)	(142,804)
Net expenses	8,655,317	636,478	355,635
NET INVESTMENT LOSS	(4,150,258)	(296,389)	(248,131)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	43,347,891	(7,452,045)	772,477
Written option contracts	—	—	91,940
Net change in unrealized depreciation on:
Investments	(842,329,495)	(42,978,728)	(11,249,099)
Written option contracts	—	—	(4,359)
Net realized and unrealized loss on investments	(798,981,604)	(50,430,773)	(10,389,041)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(803,131,862)	$(50,727,162)	$(10,637,172)

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2022 (Unaudited)

	Chautauqua	Chautauqua
	International	Global
	Growth Fund	Growth Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes withheld of $574,913 and $241,416, respectively)	$3,490,875	$1,676,135
Interest	19,450	13,135
Total investment income	3,510,325	1,689,270

EXPENSES:
Investment advisory fees (Note 5)	1,682,489	1,050,355
Federal and state registration	57,753	91,222
Directors fees	46,115	46,115
Shareholder servicing fees	44,317	24,431
Fund accounting and administration fees	29,720	25,673
Custody fees	34,852	18,626
Professional fees	17,211	17,211
Reports to shareholders	6,487	4,023
Interest expense (Note 6)	482	—
Miscellaneous expenses	318	283
Rule 12b-1 fees - Investor Class Shares (Note 7)	795	1,016
Total expenses	1,920,539	1,278,955
Fee waiver by Advisor (Note 5)	(125,089)	(157,559)
Net expenses	1,795,450	1,121,396
NET INVESTMENT INCOME	1,714,875	567,874

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized loss on:
Investments (net of foreign taxes withheld of $309,953 and $49,844, respectively)	(16,669,320)	(2,864,575)
Foreign currency translation	(183,998)	(82,044)
Net change in unrealized appreciation (depreciation) on:
Investments	(95,424,561)	(73,421,930)
Foreign currency translation	4,862	(12,455)
Net realized and unrealized loss on investments and foreign currency translation	(112,273,017)	(76,381,004)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(110,558,142)	$(75,813,130)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Mid Cap Growth Fund		Baird Small/Mid Cap Growth Fund
	Six Months Ended		Six Months Ended
	June 30, 2022	Year Ended	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021	(Unaudited)	December 31, 2021
OPERATIONS:
Net investment loss	$(4,150,258)	$(12,339,959)	$(296,389)	$(697,516)
Net realized gain (loss) on investments	43,347,891	404,747,998	(7,452,045)	5,184,457
Net change in unrealized appreciation (depreciation) on investments	(842,329,495)	92,627,945	(42,978,728)	11,628,428
Net increase (decrease) in net assets resulting from operations	(803,131,862)	485,035,984	(50,727,162)	16,115,369

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	337,722,494	431,337,899	35,077,209	113,262,327
Shares issued to holders in reinvestment of distributions	—	310,928,256	—	4,792,628
Cost of shares redeemed	(266,835,499)	(550,689,749)	(8,336,602)	(15,948,443)
Net increase in net assets resulting from capital share transactions	70,886,995	191,576,406	26,740,607	102,106,512

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	—	(339,105,769)	—	(4,818,997)
Investor Class	—	(35,306,991)	—	(26,279)
Total net distributions to shareholders	—	(374,412,760)	—	(4,845,276)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(732,244,867)	302,199,630	(23,986,555)	113,376,605

NET ASSETS:
Beginning of period	2,568,025,308	2,265,825,678	165,191,276	51,814,671
End of period	$1,835,780,441	$2,568,025,308	$141,204,721	$165,191,276

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Equity Opportunity Fund
	Six Months Ended
	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021
OPERATIONS:
Net investment income (loss)	$(248,131)	$298,253
Net realized gain on investments and written option contracts	864,417	17,549,299
Net change in unrealized depreciation on investments	(11,253,458)	(11,030,259)
Net increase (decrease) in net assets resulting from operations	(10,637,172)	6,817,293

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,504,469	9,453,742
Proceeds from shares issued in connection with reorganization (Note 10)	—	25,764,804
Shares issued to holders in reinvestment of distributions	—	1,597,257
Cost of shares redeemed	(4,931,020)	(11,747,283)
Net increase in net assets resulting from capital share transactions	2,573,449	25,068,520

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	—	(1,631,391)
Investor Class	—	(14,867)
Total net distributions to shareholders	—	(1,646,258)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,063,723)	30,239,555

NET ASSETS:
Beginning of period	60,963,610	30,724,055
End of period	$52,899,887	$60,963,610

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Chautauqua International Growth Fund		Chautauqua Global Growth Fund
	Six Months Ended		Six Months Ended
	June 30, 2022	Year Ended	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021	(Unaudited)	December 31, 2021
OPERATIONS:
Net investment income	$1,714,875	$853,030	$567,874	$21,747
Net realized gain (loss) on investments and foreign currency translation	(16,853,318)	6,291,368	(2,946,619)	1,275,493
Net change in unrealized appreciation (depreciation) on
investments and foreign currency translation	(95,419,699)	16,058,365	(73,434,385)	23,034,419
Net increase (decrease) in net assets resulting from operations	(110,558,142)	23,202,763	(75,813,130)	24,331,659

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	181,862,176	161,726,532	41,564,633	176,950,833
Shares issued to holders in reinvestment of distributions	—	1,816,295	—	1,033,641
Cost of shares redeemed	(97,990,733)	(38,228,944)	(23,749,708)	(23,914,556)
Redemption fees(1)	—	46,201	—	11,901
Net increase in net assets resulting from capital share transactions	83,871,443	125,360,084	17,814,925	154,081,819

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	—	(2,200,637)	—	(1,097,930)
Investor Class	—	(2,876)	—	(5,607)
Total net distributions to shareholders	—	(2,203,513)	—	(1,103,537)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,686,699)	146,359,334	(57,998,205)	177,309,941

NET ASSETS:
Beginning of period	468,830,442	322,471,108	316,328,891	139,018,950
End of period	$442,143,743	$468,830,442	$258,330,686	$316,328,891

(1)	Effective December 1, 2021, the Funds eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less. See Note 8.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Mid Cap Growth Fund – Institutional Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$29.50		$28.17	$22.90	$17.72	$19.16	$15.80
Income from investment operations:
Net investment loss(1)	(0.04)		(0.15)	(0.08)	(0.02)	(0.03)	(0.03)
Net realized and unrealized gains (losses) on investments	(9.01)		6.30	7.99	6.44	(0.30)	4.28
Total from investment operations	(9.05)		6.15	7.91	6.42	(0.33)	4.25
Less distributions:
Distributions from net realized gains	—		(4.82)	(2.64)	(1.24)	(1.11)	(0.89)
Total distributions	—		(4.82)	(2.64)	(1.24)	(1.11)	(0.89)
Net asset value, end of period	$20.45		$29.50	$28.17	$22.90	$17.72	$19.16
Total return	(30.68	)%(2)	22.51%	34.81%	36.31%	(1.61)%	26.88%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,691.5		$2,334.3	$2,065.5	$1,825.8	$1,337.4	$1,279.6
Ratio of expenses to average net assets	0.81	%(3)	0.80%	0.82%	0.82%	0.81%	0.83%
Ratio of net investment loss to average net assets	(0.38	)%(3)	(0.49)%	(0.35)%	(0.07)%	(0.15)%	(0.17)%
Portfolio turnover rate(4)	14	%(2)	31%	47%	43%	38%	45%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Mid Cap Growth Fund – Investor Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$27.04		$26.22	$21.53	$16.76	$18.23	$15.10
Income from investment operations:
Net investment loss(1)	(0.07)		(0.21)	(0.14)	(0.07)	(0.08)	(0.07)
Net realized and unrealized gains (losses) on investments	(8.25)		5.85	7.47	6.08	(0.28)	4.09
Total from investment operations	(8.32)		5.64	7.33	6.01	(0.36)	4.02
Less distributions:
Distributions from net realized gains	—		(4.82)	(2.64)	(1.24)	(1.11)	(0.89)
Total distributions	—		(4.82)	(2.64)	(1.24)	(1.11)	(0.89)
Net asset value, end of period	$18.72		$27.04	$26.22	$21.53	$16.76	$18.23
Total return	(30.77	)%(2)	22.25%	34.32%	35.94%	(1.86)%	26.61%
Supplemental data and ratios:
Net assets, end of period (millions)	$144.3		$233.7	$200.3	$148.3	$95.5	$111.4
Ratio of expenses to average net assets	1.06	%(3)	1.05%	1.07%	1.07%	1.06%	1.08%
Ratio of net investment loss to average net assets	(0.63	)%(3)	(0.74)%	(0.60)%	(0.32)%	(0.40)%	(0.42)%
Portfolio turnover rate(4)	14	%(2)	31%	47%	43%	38%	45%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Growth Fund – Institutional Class

	Six Months Ended					Period Ended
	June 30, 2022		Year Ended December 31,			December 31,
	(Unaudited)		2021	2020	2019	2018(1)
Per Share Data:
Net asset value, beginning of period	$19.94		$17.39	$12.26	$8.95	$10.00
Income from investment operations:
Net investment loss(2)	(0.03)		(0.12)	(0.06)	(0.03)	(0.00	)(3)
Net realized and unrealized gains (losses) on investments	(5.65)		3.29	5.52	3.34	(1.05)
Total from investment operations	(5.68)		3.17	5.46	3.31	(1.05)
Less distributions:
Distributions from net realized gains	—		(0.62)	(0.33)	—	—
Total distributions	—		(0.62)	(0.33)	—	—
Net asset value, end of period	$14.26		$19.94	$17.39	$12.26	$8.95
Total return	(28.49	)%(4)	18.42%	44.57%	36.98%	(10.50	)%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$140.4		$164.3	$51.2	$18.3	$7.3
Ratio of expenses to average net assets	0.85	%(5)	0.85%	0.85%	0.85%	0.85	%(5)
Ratio of expenses to average net assets (before waivers)	0.98	%(5)	1.00%	1.43%	2.10%	3.88	%(5)
Ratio of net investment loss to average net assets	(0.40	)%(5)	(0.63)%	(0.41)%	(0.25)%	(0.03	)%(5)
Ratio of net investment loss to average net assets (before waivers)	(0.53	)%(5)	(0.78)%	(0.99)%	(1.50)%	(3.06	)%(5)
Portfolio turnover rate(6)	21	%(4)	50%	65%	60%	9	%(4)

(1)	Inception was close of business on October 31, 2018.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Growth Fund – Investor Class

	Six Months Ended					Period Ended
	June 30, 2022		Year Ended December 31,			December 31,
	(Unaudited)		2021	2020	2019	2018(1)
Per Share Data:
Net asset value, beginning of period	$19.72		$17.25	$12.21	$8.94	$10.00
Income from investment operations:
Net investment loss(2)	(0.05)		(0.17)	(0.09)	(0.06)	(0.00	)(3)
Net realized and unrealized gains (losses) on investments	(5.58)		3.26	5.46	3.33	(1.06)
Total from investment operations	(5.63)		3.09	5.37	3.27	(1.06)
Less distributions:
Distributions from net realized gains	—		(0.62)	(0.33)	—	—
Total distributions	—		(0.62)	(0.33)	—	—
Net asset value, end of period	$14.09		$19.72	$17.25	$12.21	$8.94
Total return	(28.55	)%(4)	18.10%	43.89%	36.69%	(10.60	)%(4)
Supplemental data and ratios:
Net assets, end of period (thousands)	$783.0		$863.7	$661.0	$287.3	$8.9
Ratio of expenses to average net assets	1.10	%(5)	1.10%	1.10%	1.10%	1.10	%(5)
Ratio of expenses to average net assets (before waivers)	1.23	%(5)	1.25%	1.68%	2.35%	4.13	%(5)
Ratio of net investment loss to average net assets	(0.65	)%(5)	(0.88)%	(0.66)%	(0.50)%	(0.28	)%(5)
Ratio of net investment loss to average net assets (before waivers)	(0.78	)%(5)	(1.03)%	(1.24)%	(1.75)%	(3.31	)%(5)
Portfolio turnover rate(6)	21	%(4)	50%	65%	60%	9	%(4)
(1)	Inception was close of business on October 31, 2018.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Equity Opportunity Fund – Institutional Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021		2020	2019	2018		2017
Per Share Data:
Net asset value, beginning of period	$17.68		$15.56		$15.96	$13.58	$16.99		$14.83
Income from investment operations:
Net investment income (loss)(1)	(0.07)		0.14		0.03	0.13	0.05		0.09
Net realized and unrealized gains (losses) on investments	(2.96)		2.82		0.43 (2)	2.36	(2.85)		2.59
Total from investment operations	(3.03)		2.96		0.46	2.49	(2.80)		2.68
Less distributions:
Distributions from net investment income	—		(0.17)		(0.03)	(0.11)	(0.06)		(0.09)
Distributions from net realized gains	—		(0.67)		(0.83)	—	(0.55)		(0.43)
Total distributions	—		(0.84)		(0.86)	(0.11)	(0.61)		(0.52)
Net asset value, end of period	$14.65		$17.68		$15.56	$15.96	$13.58		$16.99
Total return	(17.18	)%(3)	19.33%		2.85%	18.40%	(16.45)%		18.05%
Supplemental data and ratios:
Net assets, end of period (millions)	$52.9		$61.0		$30.4	$33.0	$28.8		$33.6
Ratio of expenses to average net assets	1.25	%(4)	0.98	%(6)	0.95%	0.95%	1.00	%(5)	1.00%
Ratio of expenses to average net assets (before waivers)	1.75	%(4)	1.53%		1.64%	1.44%	1.38%		1.35%
Ratio of net investment income (loss) to average net assets	(0.87	)%(4)	0.82%		0.21%	0.87%	0.29%		0.61%
Ratio of net investment income (loss) to average net assets (before waivers)	(1.37	)%(4)	0.27%		(0.48)%	0.38%	(0.09)%		0.26%
Portfolio turnover rate(7)	44	%(3)	67	%(8)	61%	55%	36%		30%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Not annualized.
(4)	Annualized.
(5)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.95%. Prior to December 1, 2018, the expense cap was 1.00%.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 12, 2021, the expense cap increased to 1.25%. Prior to December 12, 2021, the expense cap was 0.95%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
(8)
The cost of purchases and proceeds from sales of securities that were incurred by the Fund subsequent to Greenhouse’s appointment as subadvisor to the Baird Equity Opportunity Fund that related to the alignment of the Fund’s portfolio with Greenhouse’s investment style are excluded from the portfolio turnover rate calculation. See Note 10 of the Notes to Financial Statements for further information regarding Greenhouse’s appointment as subadvisor and other changes impacting the Fund. If such amounts had not been excluded, the portfolio turnover rate would have been 189% for the year ended December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Equity Opportunity Fund – Investor Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021		2020	2019	2018		2017
Per Share Data:
Net asset value, beginning of period	$17.65		$15.52		$15.97	$13.58	$16.97		$14.81
Income from investment operations:
Net investment income (loss)(1)	(0.09)		0.10		(0.01)	0.09	0.01		0.06
Net realized and unrealized gains (losses) on investments	(2.96)		2.83		0.42 (2)	2.37	(2.85)		2.58
Total from investment operations	(3.05)		2.93		0.41	2.46	(2.84)		2.64
Less distributions:
Distributions from net investment income	—		(0.13)		(0.03)	(0.07)	—		(0.05)
Distributions from net realized gains	—		(0.67)		(0.83)	—	(0.55)		(0.43)
Total distributions	—		(0.80)		(0.86)	(0.07)	(0.55)		(0.48)
Net asset value, end of period	$14.60		$17.65		$15.52	$15.97	$13.58		$16.97
Total return	(17.28	)%(3)	19.16%		2.54%	18.19%	(16.71)%		17.78%
Supplemental data and ratios:
Net assets, end of period (thousands)	$2.1		$2.6		$295.7	$883.8	$758.6		$2,586.3
Ratio of expenses to average net assets	1.50	%(4)	1.23	%(6)	1.20%	1.20%	1.25	%(5)	1.25%
Ratio of expenses to average net assets (before waivers)	2.00	%(4)	1.78%		1.89%	1.69%	1.63%		1.60%
Ratio of net investment income (loss) to average net assets	(1.12	)%(4)	0.57%		(0.04)%	0.62%	0.04%		0.36%
Ratio of net investment income (loss) to average net assets (before waivers)	(1.62	)%(4)	0.02%		(0.73)%	0.13%	(0.34)%		0.01%
Portfolio turnover rate(7)	44	%(3)	67	%(8)	61%	55%	36%		30%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Not annualized.
(4)	Annualized.
(5)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.20%. Prior to December 1, 2018, the expense cap was 1.25%.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 12, 2021, the expense cap increased to 1.50%. Prior to December 12, 2021, the expense cap was 1.20%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
(8)
The cost of purchases and proceeds from sales of securities that were incurred by the Fund subsequent to Greenhouse’s appointment as subadvisor to the Baird Equity Opportunity Fund that related to the alignment of the Fund’s portfolio with Greenhouse’s investment style are excluded from the portfolio turnover rate calculation. See Note 10 of the Notes to Financial Statements for further information regarding Greenhouse’s appointment as subadvisor and other changes impacting the Fund. If such amounts had not been excluded, the portfolio turnover rate would have been 189% for the year ended December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua International Growth Fund – Institutional Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018		2017
Per Share Data:
Net asset value, beginning of period	$18.65		$17.51	$12.62	$10.17	$12.59		$9.57
Income from investment operations:
Net investment income(1)	0.06		0.04	0.01	0.30	0.06		0.04
Net realized and unrealized gains (losses)
on investments and foreign currency translation	(4.03)		1.19	5.00	2.42	(2.19)		3.41
Total from investment operations	(3.97)		1.23	5.01	2.72	(2.13)		3.45
Less distributions:
Distributions from net investment income	—		(0.09)	(0.12)	(0.27)	(0.06)		(0.02)
Distributions from net realized gains	—		—	—	—	(0.23)		(0.41)
Total distributions	—		(0.09)	(0.12)	(0.27)	(0.29)		(0.43)
Paid in capital from redemption fees(7)	—		0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)
Net asset value, end of period	$14.68		$18.65	$17.51	$12.62	$10.17		$12.59
Total return	(21.29	)%(3)	6.90%	39.84%	26.72%	(16.94)%		36.11%
Supplemental data and ratios:
Net assets, end of period (millions)	$441.4		$468.2	$321.8	$172.7	$85.4		$74.2
Ratio of expenses to average net assets	0.80	%(4)	0.80%	0.80%	0.80%	0.94	%(5)	0.95%
Ratio of expenses to average net assets (before waivers)	0.86	%(4)	0.86%	0.90%	0.96%	1.07%		1.20%
Ratio of net investment income to average net assets	0.76	%(4)	0.20%	0.07%	2.56%	0.51%		0.30%
Ratio of net investment income (loss) to average net assets (before waivers)	0.71	%(4)	0.14%	(0.03)%	2.40%	0.38%		0.05%
Portfolio turnover rate(6)	15	%(3)	14%	31%	31%	42%		71%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.80%. Prior to December 1, 2018, the expense cap was 0.95%.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
(7)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less. See Note 8.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua International Growth Fund – Investor Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018		2017
Per Share Data:
Net asset value, beginning of period	$18.58		$17.48	$12.60	$10.15	$12.57		$9.56
Income from investment operations:
Net investment income (loss)(1)	0.04		(0.01)	(0.02)	0.27	0.03		0.01
Net realized and unrealized gains (losses)
on investments and foreign currency translation	(4.02)		1.20	4.95 (2)	2.41	(2.19)		3.41
Total from investment operations	(3.98)		1.19	4.93	2.68	(2.16)		3.42
Less distributions:
Distributions from net investment income	—		(0.09)	(0.05)	(0.23)	(0.03)		(0.00	)(3)
Distributions from net realized gains	—		—	—	—	(0.23)		(0.41)
Total distributions	—		(0.09)	(0.05)	(0.23)	(0.26)		(0.41)
Paid in capital from redemption fees(8)	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00	(3)
Net asset value, end of period	$14.60		$18.58	$17.48	$12.60	$10.15		$12.57
Total return	(21.42	)%(4)	6.62%	39.37%	26.42%	(17.21)%		35.86%
Supplemental data and ratios:
Net assets, end of period (thousands)	$726.8		$608.0	$697.4	$1,494.8	$2,147.0		$1,618.5
Ratio of expenses to average net assets	1.05	%(5)	1.05%	1.05%	1.05%	1.19	%(6)	1.20%
Ratio of expenses to average net assets (before waivers)	1.11	%(5)	1.11%	1.15%	1.21%	1.32%		1.45%
Ratio of net investment income (loss) to average net assets	0.51	%(5)	(0.05)%	(0.18)%	2.31%	0.26%		0.05%
Ratio of net investment income (loss) to average net assets (before waivers)	0.46	%(5)	(0.11)%	(0.28)%	2.15%	0.13%		(0.20)%
Portfolio turnover rate(7)	15	%(4)	14%	31%	31%	42%		71%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the statement of operations.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.05%. Prior to December 1, 2018, the expense cap was 1.20%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
(8)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less. See Note 8.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua Global Growth Fund – Institutional Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018		2017
Per Share Data:
Net asset value, beginning of period	$22.36		$19.85	$14.47	$11.29	$13.43		$10.09
Income from investment operations:
Net investment income (loss)(1)	0.04		0.00 (2)	(0.03)	0.22	0.00	(2)	(0.04)
Net realized and unrealized gains (losses)
on investments and foreign currency translation	(5.28)		2.59	5.49	3.18	(1.98)		3.85
Total from investment operations	(5.24)		2.59	5.46	3.40	(1.98)		3.81
Less distributions:
Distributions from net investment income	—		(0.08)	(0.09)	(0.16)	(0.00	)(2)	—
Distributions from net realized gains	—		—	—	(0.06)	(0.16)		(0.47)
Total distributions	—		(0.08)	(0.09)	(0.22)	(0.16)		(0.47)
Paid in capital from redemption fees(7)	—		0.00 (2)	0.01	0.00 (2)	0.00	(2)	0.00 (2)
Net asset value, end of period	$17.12		$22.36	$19.85	$14.47	$11.29		$13.43
Total return	(23.43	)%(3)	12.93%	37.97%	30.14%	(14.70)%		37.75%
Supplemental data and ratios:
Net assets, end of period (millions)	$257.6		$314.7	$137.3	$55.8	$36.8		$23.2
Ratio of expenses to average net assets	0.80	%(4)	0.80%	0.80%	0.80%	0.94	%(5)	0.95%
Ratio of expenses to average net assets (before waivers)	0.91	%(4)	0.92%	1.04%	1.23%	1.34%		2.26%
Ratio of net investment income (loss) to average net assets	0.41	%(4)	0.01%	(0.17)%	1.64%	0.01%		(0.30)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.29	%(4)	(0.11)%	(0.41)%	1.21%	(0.39)%		(1.61)%
Portfolio turnover rate(6)	7	%(3)	13%	24%	26%	38%		61%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.80%. Prior to December 1, 2018, the expense cap was 0.95%.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
(7)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less. See Note 8.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua Global Growth Fund – Investor Class

	Six Months Ended
	June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018		2017
Per Share Data:
Net asset value, beginning of period	$22.18		$19.74	$14.36	$11.22	$13.37		$10.08
Income from investment operations:
Net investment income (loss)(1)	0.01		(0.05)	(0.06)	0.19	(0.03)		(0.07)
Net realized and unrealized gains (losses)
on investments and foreign currency translation	(5.23)		2.57	5.44	3.15	(1.96)		3.83
Total from investment operations	(5.22)		2.52	5.38	3.34	(1.99)		3.76
Less distributions:
Distributions from net investment income	—		(0.08)	(0.05)	(0.14)	—		—
Distributions from net realized gains	—		—	—	(0.06)	(0.16)		(0.47)
Total distributions	—		(0.08)	(0.05)	(0.20)	(0.16)		(0.47)
Paid in capital from redemption fees(7)	—		0.00 (2)	0.05	0.00 (2)	0.00	(2)	0.00 (2)
Net asset value, end of period	$16.96		$22.18	$19.74	$14.36	$11.22		$13.37
Total return	(23.53	)%(3)	12.64%	37.94%	29.73%	(14.86)%		37.29%
Supplemental data and ratios:
Net assets, end of period (millions)	$0.7		$1.6	$1.7	$1.6	$0.7		$0.7
Ratio of expenses to average net assets	1.05	%(4)	1.05%	1.05%	1.05%	1.19	%(5)	1.20%
Ratio of expenses to average net assets (before waivers)	1.16	%(4)	1.17%	1.29%	1.48%	1.59%		2.51%
Ratio of net investment income (loss) to average net assets	0.16	%(4)	(0.24)%	(0.42)%	1.39%	(0.24)%		(0.55)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.04	%(4)	(0.36)%	(0.66)%	0.96%	(0.64)%		(1.86)%
Portfolio turnover rate(6)	7	%(3)	13%	24%	26%	38%		61%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.05%. Prior to December 1, 2018, the expense cap was 1.20%.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
(7)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less. See Note 8.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2022 (Unaudited)

1.	Organization
Baird Funds, Inc. (the “Company”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Mid Cap Growth Fund, the Baird Small/Mid Cap Growth Fund, the Baird Equity Opportunity Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund (each a “Fund” and collectively the “Funds”), five of the fifteen active funds in the series comprising the Company. Pursuant to the 1940 Act, the Funds are “diversified” series of the Company except for the Baird Equity Opportunity Fund, which is a non-diversified fund. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).  The investment subadvisor to the Baird Equity Opportunity Fund is Greenhouse Funds LLLP (“Greenhouse” or the “Subadvisor”).  The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Mid Cap Growth Fund(1)	December 29, 2000	December 29, 2000
Baird Small/Mid Cap Growth Fund	October 31, 2018	October 31, 2018
Baird Equity Opportunity Fund(2)	May 1, 2012	May 1, 2012
Chautauqua International Growth Fund	April 15, 2016	April 15, 2016
Chautauqua Global Growth Fund	April 15, 2016	April 15, 2016

(1)	Effective April 30, 2022, the Fund changed its name from the Baird MidCap Fund to the Baird Mid Cap Growth Fund.
(2)
Formerly known as the Baird SmallCap Value Fund. Greenhouse was appointed as subadvisor to and assumed portfolio management of the Baird Equity Opportunity Fund on December 12, 2021, and the Baird Small/Mid Cap Value Fund was reorganized into the Baird Equity Opportunity Fund on December 13, 2021. See Note 10 for more information.

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee up to 0.25%.  See Note 7.

The Baird Mid Cap Growth Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Baird Small/Mid Cap Growth Fund seeks long-term growth of capital through investments in equity securities of small- and mid-capitalization companies.

The Baird Equity Opportunity Fund seeks to provide long-term capital appreciation through investments in equity securities of small- and mid-capitalization companies.

The Chautauqua International Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. companies with medium to large market capitalizations.

The Chautauqua Global Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of both U.S. and non-U.S. companies with medium to large market capitalizations.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, the Advisor, in its capacity as sponsor of the Baird Profit Sharing & Savings Plan and the Baird Non-Qualified Compensation Plan, and the Baird Foundation, an entity related to the Advisor, on a combined basis, owned a controlling ownership in the Baird Equity Opportunity Fund.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”) require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Funds’ independent pricing service does not provide a price), the Board of Directors (the “Board”) of the Company is responsible for ensuring the securities are valued at “fair value determined in good faith.” The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. Per GAAP, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. ET).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sale price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price.  Debt securities are valued at their evaluated bid prices as provided by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with maturities of 60 days or less are valued as described above unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the security, the security is priced at fair value as described below.  Investments in mutual funds, including money market funds, are valued at their stated net asset value (“NAV”). Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Company’s Board.  In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, or it may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAV may fluctuate significantly from day to day or from period to period.

Put and call options purchased for the Baird Equity Opportunity Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.  See Note 2(d) for additional information regarding financial derivative instruments.

Notes to the Financial Statements
June 30, 2022 (Unaudited)

2.	Significant Accounting Policies (cont.)

The Chautauqua International Growth and Chautauqua Global Growth Funds have retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds calculate their NAVs. The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day.

b)
Foreign Securities – Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

c)
Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When a Fund purchases or sells a foreign security, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transaction. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held nor currency gains or losses realized between the trade and settlement dates on securities transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.

d)
Financial Derivative Instruments – Financial derivative instruments, such as option contracts, derive their value from the performance of an underlying asset or index.  The Baird Equity Opportunity Fund (the “Fund”) may purchase and sell (write) put options and call options on securities or indices in standardized contracts listed on securities exchanges. The Fund may also purchase and sell (write) over-the-counter (“OTC”) put options and call options.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Writing Put and Call Options

As the writer of a put option, the Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

By writing a call option on a security, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding.

If a call option on a security is exercised, the Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss.

At June 30, 2022, the Baird Equity Opportunity Fund pledged securities with a fair value of $1,879,800 as collateral for option contracts.

e)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2021, or for any other tax years which are open for exam.  As of December 31, 2021, open tax years include the tax years ended December 31, 2018 through 2021.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense, respectively, in the Statement of Operations.  During the period, the Funds did not incur any interest or penalties.

f)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their respective assets or are divided equally amongst the Funds.

g)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on trade date. Dividends from net investment income, if any, are declared and paid annually.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  All distributions to shareholders are recorded on the ex-dividend date.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.  GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Notes to the Financial Statements
June 30, 2022 (Unaudited)

2.	Significant Accounting Policies (cont.)
i)
Securities Transactions and Investment Income – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions using the identified cost basis.  For financial reporting purposes, investment transactions are recorded on the trade date.  When a capital gain tax is determined to apply, the Funds may record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.  Dividend income is recognized on the ex-dividend date net of withholding taxes, if any, and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been accounted for in accordance with the Funds’ interpretation of applicable tax laws of the countries in which they invest.  Distributions received from underlying investments in real estate investment trusts (“REITs”) may be classified as dividends, capital gains or return of capital.

j)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

k)
New Regulatory and Accounting Pronouncements – In August 2021, FASB issued Accounting Standards Update (“ASU”) 2021-06, which includes updates to Financial Services – Investment Companies (Topic 946):  Amendments to SEC Paragraphs Pursuant to SEC Final Rule Release No. 33-10786, Amendments to Financial Disclosures about Acquired and Disposed Businesses (“ASU 2021-06”).  Among other revisions, the ASU 2021-06 added to the Accounting Standards Codification the text of SEC Regulation S-X Rule 6-11, Financial Statements of Funds Acquired or To Be Acquired, which governs the financial reporting for fund acquisitions by investment companies and business development companies.  The amendments are effective as of the beginning of the registrant’s fiscal year beginning after December 31, 2020 (the “mandatory compliance date”).  Acquisitions and dispositions that are probable or consummated after the mandatory compliance date must be evaluated for significance using the final amendments.  Management has evaluated ASU 2021-06 and has adopted the relevant provisions of the disclosure framework.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management has evaluated Rule 2a-5 and will adopt required provisions by the compliance date.

In November 2020, the SEC adopted Rule 18f-4 under the 1940 Act and issued Release No. IC-34084, Use of Derivatives by Registered Investment Companies and Business Development Companies (“Rule 18f-4”), to govern the use of derivatives and certain related instruments by registered investment companies.  Rule 18f-4 will replace existing SEC and staff guidance with a new framework for the use of derivatives by registered investment companies. Unless a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, Rule 18f-4 will require registered investment companies that trade derivatives and other instruments that create future payment or delivery obligations to adopt a value at-risk leverage limit and implement a derivatives risk management program.  The compliance date for Rule 18f-4 is August 19, 2022.  Management has evaluated Rule 18f-4 and will adopt required provisions by the compliance date.

3.	Capital Share Transactions
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird Mid Cap Growth Fund
	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	13,326,213	$318,230,747	12,401,472	$383,737,973
Shares issued to shareholders in reinvestment of distributions	—	—	9,745,081	276,370,483
Shares redeemed	(9,752,016)	(226,587,888)	(16,358,498)	(494,976,770)
Net increase	3,574,197	$91,642,859	5,788,055	$165,131,686
Shares Outstanding:
Beginning of period	79,123,340		73,335,285
End of period	82,697,537		79,123,340

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	889,903	$19,491,747	1,635,445	$47,599,926
Shares issued to shareholders in reinvestment of distributions	—	—	1,329,656	34,557,773
Shares redeemed	(1,828,230)	(40,247,611)	(1,959,561)	(55,712,979)
Net increase (decrease)	(938,327)	$(20,755,864)	1,005,540	$26,444,720
Shares Outstanding:
Beginning of period	8,644,275		7,638,735
End of period	7,705,948		8,644,275
Total net increase		$70,886,995		$191,576,406

Notes to the Financial Statements
June 30, 2022 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Small/Mid Cap Growth Fund
	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,129,335	$34,892,834	5,865,374	$113,153,475
Shares issued to shareholders in reinvestment of distributions	—	—	251,655	4,766,350
Shares redeemed	(527,066)	(8,329,220)	(816,667)	(15,919,773)
Net increase	1,602,269	$26,563,614	5,300,362	$102,000,052
Shares Outstanding:
Beginning of period	8,242,285		2,941,923
End of period	9,844,554		8,242,285

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	12,201	$184,375	5,507	$108,852
Shares issued to shareholders in reinvestment of distributions	—	—	1,403	26,278
Shares redeemed	(435)	(7,382)	(1,438)	(28,670)
Net increase	11,766	$176,993	5,472	$106,460
Shares Outstanding:
Beginning of period	43,789		38,317
End of period	55,555		43,789
Total net increase		$26,740,607		$102,106,512

Baird Equity Opportunity Fund
	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	465,541	$7,504,469	553,251	$9,425,497
Shares issued in connection with reorganization (Note 10)	—	—	1,496,876	25,764,804
Shares issued to shareholders in reinvestment of distributions	—	—	94,369	1,588,236
Shares issued in exchange for Investor Class shares(1)	—	—	18,299	315,192
Shares redeemed	(302,383)	(4,931,020)	(671,143)	(11,698,999)
Net increase	163,158	$2,573,449	1,491,652	$25,394,730
Shares Outstanding:
Beginning of period	3,447,169		1,955,517
End of period	3,610,327		3,447,169

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,703	$28,245
Shares issued to shareholders in reinvestment of distributions	—	—	537	9,021
Shares exchanged for Institutional Class shares(1)	—	—	(18,335)	(315,192)
Shares redeemed	—	—	(2,807)	(48,284)
Net decrease	—	$—	(18,902)	$(326,210)
Shares Outstanding:
Beginning of period	145		19,047
End of period	145		145
Total net increase		$2,573,449		$25,068,520

(1)	Investor Class shares converted to Institutional Class shares in December 2021.

Notes to the Financial Statements
June 30, 2022 (Unaudited)

3.	Capital Share Transactions (cont.)
Chautauqua International Growth Fund
	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	11,358,176	$181,502,135	8,651,399	$161,248,569
Shares issued to shareholders in reinvestment of distributions	—	—	97,773	1,813,689
Shares redeemed	(6,387,764)	(97,904,819)	(2,024,941)	(37,597,545)
Redemption fees	—	—	—	46,105
Net increase	4,970,412	$83,597,316	6,724,231	$125,510,818
Shares Outstanding:
Beginning of period	25,105,662		18,381,431
End of period	30,076,074		25,105,662

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	22,791	$360,041	26,138	$477,963
Shares issued to shareholders in reinvestment of distributions	—	—	141	2,606
Shares redeemed	(5,741)	(85,914)	(33,445)	(631,399)
Redemption fees	—	—	—	96
Net increase (decrease)	17,050	$274,127	(7,166)	$(150,734)
Shares Outstanding:
Beginning of period	32,729		39,895
End of period	49,779		32,729
Total net increase		$83,871,443		$125,360,084

Chautauqua Global Growth Fund
	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,137,679	$41,491,614	8,197,289	$176,454,925
Shares issued to shareholders in reinvestment of distributions	—	—	46,030	1,028,304
Shares redeemed	(1,169,709)	(23,032,486)	(1,085,967)	(23,131,403)
Redemption fees	—	—	—	11,794
Net increase	967,970	$18,459,128	7,157,352	$154,363,620
Shares Outstanding:
Beginning of period	14,077,681		6,920,329
End of period	15,045,651		14,077,681

	Six Months Ended		Year Ended
	June 30, 2022		December 31, 2021
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,822	$73,019	23,122	$495,908
Shares issued to shareholders in reinvestment of distributions	—	—	241	5,337
Shares redeemed	(33,146)	(717,222)	(36,619)	(783,153)
Redemption fees	—	—	—	107
Net decrease	(29,324)	$(644,203)	(13,256)	$(281,801)
Shares Outstanding:
Beginning of period	71,705		84,961
End of period	42,381		71,705
Total net increase		$17,814,925		$154,081,819

4.	Investment Transactions and Income Tax Information
During the six months ended June 30, 2022, purchases and sales of investment securities (excluding short-term investments) were as follows:

				Chautauqua	Chautauqua
	Baird Mid Cap	Baird Small/Mid	Baird Equity	International	Global
	Growth Fund	Cap Growth Fund	Opportunity Fund	Growth Fund	Growth Fund
Purchases:	$379,711,730	$58,116,644	$27,099,932	$161,312,610	$45,119,149
Sales:	297,234,494	30,950,328	24,614,508	66,387,323	19,402,363

The Funds did not purchase or sell U.S. Government securities during the six months ended June 30, 2022.

Notes to the Financial Statements
June 30, 2022 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)
As of December 31, 2021, the components of distributable earnings (accumulated losses) for income tax purposes were as follows:

	Baird	Baird	Baird Equity	Chautauqua	Chautauqua
	Mid Cap	Small/Mid Cap	Opportunity	International	Global
	Growth Fund	Growth Fund	Fund	Growth Fund	Growth Fund
Cost of investments	$1,467,402,473	$141,244,894	$57,141,218	$348,857,000	$252,910,555
Gross unrealized appreciation	1,125,882,567	30,985,860	4,640,247	142,690,772	77,914,990
Gross unrealized depreciation	(25,939,675)	(5,380,288)	(64,602)	(24,883,823)	(15,268,361)
Net unrealized appreciation	1,099,942,892	25,605,572	4,575,645	117,806,949	62,646,629
Undistributed ordinary income	5,429,689	—	—	2,547,951	344,676
Undistributed long-term capital gains	25,642,077	1,000,155	14,047,005	1,777,754	—
Distributable earnings	31,071,766	1,000,155	14,047,005	4,325,705	344,676
Other accumulated gains (losses)	—	—	21,754	(8,522)	(307)
Total distributable earnings	$1,131,014,658	$26,605,727	$18,644,404	$122,124,132	$62,990,998

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are primarily due to differing treatments for equalization accounting for tax purposes and net operating losses.  These reclassifications have no effect on net assets or NAV per share.

For the year ended December 31, 2021, the following table shows the reclassifications made:

Fund	Total Distributable Earnings	Paid In Capital
Baird Mid Cap Growth Fund	$(36,995,794)	$36,995,794
Baird Small/Mid Cap Growth Fund	225,832	(225,832)
Baird Equity Opportunity Fund	(833)	833

Distributions to Shareholders

Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

During the six months ended June 30, 2022, the Funds did not pay any distributions. During the year ended December 31, 2021, the tax components of distributions paid were as follows:

	Year Ended December 31, 2021
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Baird Mid Cap Growth Fund	$32,637,096	$341,775,664	$374,412,760
Baird Small/Mid Cap Growth Fund	265,469	4,579,807	4,845,276
Baird Equity Opportunity Fund	328,711	1,317,547	1,646,258
Chautauqua International Growth Fund	2,203,513	—	2,203,513
Chautauqua Global Growth Fund	1,103,537	—	1,103,537

The Funds in the table above designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2021.

During the year ended December 31, 2021, the Baird Equity Opportunity Fund, Chautauqua International Growth Fund, and Chautauqua Global Growth Fund utilized $399,158, $3,112,101, and $931,567 of long-term capital loss carryover, respectively. During the year ended December 31, 2021, the Baird Equity Opportunity Fund utilized $1,713,951 of short-term capital loss carryover. At December 31, 2021, there were no accumulated net realized capital loss carryovers without expiration for the Funds.

5.	Investment Advisory and Other Agreements
The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services.  In addition, Baird has entered into a Subadvisory Agreement with Greenhouse related to the Baird Equity Opportunity Fund.  Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rates as follows:

Fund	Investment Advisory Fees
Baird Mid Cap Growth Fund	0.75%
Baird Small/Mid Cap Growth Fund	0.75%
Baird Equity Opportunity Fund	1.25%
Chautauqua International Growth Fund	0.75%
Chautauqua Global Growth Fund	0.75%

Notes to the Financial Statements
June 30, 2022 (Unaudited)

5.	Investment Advisory and Other Agreements (cont.)
Under the Subadvisory Agreement, Baird is obligated to pay Greenhouse its subadvisory fee out of the advisory fee paid to Baird by the Baird Equity Opportunity Fund.

The Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses, to the extent necessary to ensure that total operating expenses, including the fees and expenses incurred by the Funds in connection with the Funds’ investments in other investment companies (to the extent, in the aggregate, such fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excluding taxes, brokerage commissions and extraordinary expenses, do not exceed the following annual percentages of the average daily net assets attributable to the Funds’ Institutional Class and Investor Class shares:

Fund	Institutional Class	Investor Class
Baird Mid Cap Growth Fund	0.85%	1.10%
Baird Small/Mid Cap Growth Fund	0.85%	1.10%
Baird Equity Opportunity Fund	1.25%	1.50%
Chautauqua International Growth Fund	0.80%	1.05%
Chautauqua Global Growth Fund	0.80%	1.05%

The Expense Cap/Reimbursement Agreement is in effect through at least April 30, 2023 for the Baird Mid Cap Growth, Baird Small/Mid Cap Growth, Chautauqua International Growth, and Chautauqua Global Growth Funds.  The Expense Cap/Reimbursement Agreement is in effect through at least April 30, 2025 for the Baird Equity Opportunity Fund.

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the date in which expenses were reimbursed or absorbed for all Funds other than the Baird Equity Opportunity Fund.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.  The Advisor is not entitled to recoup any fees waived and/or expenses reimbursed by the Baird Equity Opportunity Fund under the agreement or under prior agreements.

	Six Months
	Ended	Fiscal Year Ended December 31,
	June 30,
Recoverable amounts reimbursed during:	2022	2021	2020	2019
Subject to recovery on or before:	2025	2024	2023	2022
Fund:
Baird Small/Mid Cap Growth Fund	$97,959	$161,354	$174,146	$79,204
Chautauqua International Growth Fund	125,089	265,579	211,480	126,235
Chautauqua Global Growth Fund	157,559	295,197	209,336	107,398

For the six months ended June 30, 2022, the Advisor waived the following amount pursuant to the Expense Cap/Reimbursement Agreement between the Advisor and the Company on behalf of the Baird Equity Opportunity Fund:

Fund	Waived Amount
Baird Equity Opportunity Fund	$142,804

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the six months ended June 30, 2022 for the Funds.

Certain officers and employees of the Advisor are also officers of the Funds.

6.	Line of Credit
The Company maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the fifteen Funds comprising the Company a temporary liquidity source to meet unanticipated redemptions. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $850,000,000 of total borrowings for the Funds comprising the Company, whichever is less. U.S. Bank charges annualized interest at the greater of zero percent and the Prime Rate minus 2.00%. As of June 30, 2022, the Prime Rate was 4.75%. The LOC matures on May 22, 2023, unless renewed. The Company has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.

During the six months ended June 30, 2022, the Funds borrowed from the LOC as follows:

	Amount	Interest Charges	Borrowing
Fund	Borrowed	Accrued	Rate
Chautauqua International Growth Fund	$8,678,000	$482	2.00%

No other borrowings occurred during the six months ended June 30, 2022, nor were any other borrowings outstanding under the LOC as of June 30, 2022.

7.	Distribution and Shareholder Service Plan
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.

For the six months ended June 30, 2022, the Funds incurred fees pursuant to the Plan as follows:

Fund
Baird Mid Cap Growth Fund	$215,522
Baird Small/Mid Cap Growth Fund	940
Baird Equity Opportunity Fund	3
Chautauqua International Growth Fund	795
Chautauqua Global Growth Fund	1,016

Notes to the Financial Statements
June 30, 2022 (Unaudited)

8.	Redemption Fees
At a meeting held on November 16, 2021, the Board, on behalf of the Chautauqua International Growth and Chautauqua Global Growth Funds, approved the elimination of the 2.00% redemption fee charged by the Funds for both Investor Class and Institutional Class shares. This change became effective on December 1, 2021.  Prior to that date, a redemption fee of 2.00% was assessed on Institutional and Investor Class shares of the Chautauqua International Growth Fund and Chautauqua Global Growth Fund if redeemed (including in connection with an exchange) 90 days or less from their date of purchase, determined on a first-in, first-out (“FIFO”) basis. The redemption fee was paid directly to the Funds and was designed to offset brokerage commissions, market impact and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

For the year ended December 31, 2021, the Funds charged redemption fees as follows:

Fund
Chautauqua International Growth Fund	$46,201
Chautauqua Global Growth Fund	11,901

The Baird Mid Cap Growth Fund, Baird Small/Mid Cap Growth Fund and Baird Equity Opportunity Fund do not charge redemption fees.

9.	Other Derivative Information
Derivative and Other Financial Instruments
Management has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect a Fund’s Statement of Assets and Liabilities and Statement of Operations. Since the derivatives may be held for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Statement of Operations. These contracts are not subject to a master netting agreement.

The following table presents the fair value of derivative instruments for the Baird Equity Opportunity Fund as of June 30, 2022 as presented on the Fund’s Statement of Assets and Liabilities:

		Fair Value
	Statement of
	Assets and
Derivatives Not Accounted for as Hedging Instruments	Liabilities Location	Assets	Liabilities
Baird Equity Opportunity Fund
Option Contracts
Purchased option contracts	Investments, at value	$84,656	$—
Written option contracts	Written option contracts, at value	—	147,735
Total Option Contracts		$84,656	$147,735

The following table presents the results of the derivative trading and information related to volume for the six months ended June 30, 2022. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

	Gain (Loss) from Trading
		Net Change
		in Unrealized
	Net	Appreciation
	Realized	(Depreciation)
Baird Equity Opportunity Fund
Option Contracts
Purchased option contracts(a)	$181,649	$(122,065)
Written option contracts	91,940	(4,359)
Total Option Contracts	$273,589	$(126,424)

(a)	Purchased options are included in the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments.

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the six months ended June 30, 2022 were:

	Average Notional
	Purchased	Written
Baird Equity Opportunity Fund
Option contracts	$3,627,569	$3,498,198

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

10.	Reorganization
On September 7, 2021, the Board approved the retention of Greenhouse as subadvisor to the Baird SmallCap Value Fund, subject to approval by the shareholders of the Baird SmallCap Value Fund. In connection with the proposed retention of Greenhouse, the Board also approved the reclassification of the Fund from a “diversified” to a “non-diversified” fund within the meaning of the 1940 Act, subject to shareholder approval, and a change in the name of the Fund to Baird Equity Opportunity Fund. Also on September 7, 2021, the Board approved a Plan of Reorganization (the “Reorganization”) of the Baird Small/Mid Cap Value Fund with and into the Baird SmallCap Value Fund, subject to approval of shareholders of the Baird Small/Mid Cap Value Fund.

Notes to the Financial Statements
June 30, 2022 (Unaudited)

10.	Reorganization (cont.)
At a special meeting held on December 7, 2021, shareholders of the Baird SmallCap Value Fund approved the appointment of Greenhouse as subadvisor and the reclassification of the Baird SmallCap Value Fund as non-diversified within the meaning of the 1940 Act. Also at a separate special meeting held on December 7, 2021, shareholders of the Baird Small/Mid Cap Value Fund approved the Reorganization of the Fund with and into the Baird SmallCap Value Fund.  The shareholders of the Baird SmallCap Value Fund approved an increase in the management fee from 0.85% to 1.25%.  The cost of the Reorganization was borne by the Advisor.

The Reorganization allowed shareholders of the Baird Small/Mid Cap Value Fund to continue to pursue their investment goals through a similar fund that invests in small- and mid-cap companies.  The retention of a new sub-advisor for the combined Fund has the potential for improved net of fee performance.  The Reorganization may benefit Fund shareholders by resulting in a combined Fund with a larger asset base and greater prospects for long-term viability.

Effective December 13, 2021 (the “Merger Date”), the Baird SmallCap Value Fund (the “Acquiring Fund”) acquired all the net assets of the Baird Small/Mid Cap Value Fund (the “Target Fund”).  Under Section 368 of the Internal Revenue Code of 1986, as amended, the Reorganization qualified as a tax-free merger to shareholders of the Target Fund.  The acquisition was accomplished by an exchange of 1,496,876 Institutional shares of the Acquiring Fund (valued at $25,764,804, representing the Target Fund’s total net assets) for the Institutional and Investor shares outstanding of 1,823,023 and 20,227, respectively, of the Target Fund.  The value, cost and unrealized appreciation of investments of the Target Fund pre-merger amounted to $27,280,503, $20,535,579 and $6,744,924, respectively. The aggregate net assets of the Acquiring Fund before and immediately after the acquisition were $30,315,385 and $56,080,189, respectively.

The Target Fund’s balances were as follows:

Target Fund on Merger Date
Paid-in capital	$19,064,548
Total distributable earnings	6,700,256
Total Net Assets	$25,764,804

For financial reporting purposes, the Acquiring Fund is deemed to be the accounting survivor and as a result, the Statement of Operations and Financial Highlights reflect the operations of the Acquiring Fund only. The assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Because the Acquiring Fund has been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund and the Acquiring Fund that have been included in the Acquiring Fund’s Statement of Operations since the Merger Date.

In connection with the Reorganization, the Acquiring Fund was renamed the Baird Equity Opportunity Fund.

Assuming the Reorganization had been completed on January 1, 2021, the beginning of the reporting period, the unaudited pro forma results of operations for the year ended December 31, 2021 would have been as follows:

(Unaudited)
Net investment income	$725,433
Net realized and unrealized gain on investments	10,282,967
Net increase in net assets resulting from operations	$11,008,400

11.	Subsequent Events
In preparing these financial statements, management has evaluated events after June 30, 2022.  There were no subsequent events since June 30, 2022, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

Statement Regarding Liquidity Risk Management Program
June 30, 2022 (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Rule”), Baird Funds, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for each series of the Company (each a “Fund” and collectively, the “Funds”) and to protect Fund shareholders from dilution of their interests. The Board of Directors (the “Board”) of the Company has appointed Robert W. Baird & Co. Incorporated (“Baird”), the Funds’ investment adviser, as the administrator of the Program. Baird has further delegated administration of the Program to its Liquidity Risk Management Committee (the “Committee”), consisting of officers of the Funds, senior portfolio managers of the Funds and the chief risk officer of Baird. The Program requires the Committee to provide an annual written report to the Board regarding the adequacy and effectiveness of the Program, including the operation of each Fund’s highly liquid investment minimum (“HLIM”), if applicable, and any material changes to the Program during the review period.

On February 28, 2022, the Board reviewed the Committee’s annual written report (the “Report”) for the period January 1, 2021 to December 31, 2021 (the “review period”). The Report provided a summary of the Committee’s assessment of each Fund’s liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Committee’s assessment considered each Fund’s liquidity risk under both normal and reasonably foreseeable stressed market conditions using certain factors required by the Rule and the Program, to the extent deemed appropriate by the Committee.

The Funds have retained ICE Data Services (“ICE”), a third-party vendor, to provide a liquidity risk classification specified by the Rule (highly liquid, moderately liquid, less liquid or illiquid) for each portfolio investment held by the Funds, except with respect to any investments that are unclassified by ICE or that are classified by ICE but challenged by Baird, for which classifications are provided by the Committee.  The Report noted that each Fund primarily held investments that were classified as highly liquid during the review period and that each Fund’s portfolio is expected to continue to primarily hold highly liquid investments. Thus, the Committee concluded in the Report that each Fund is considered a “primarily highly liquid fund” (as defined in the Program) and each Fund can therefore rely on the exclusion in the Rule from the requirements to establish an HLIM and to adopt policies and procedures for responding to a HLIM shortfall.  The Report further noted that none of the Funds exceeded the 15% limitation on illiquid investments during the review period and the Company has established procedures to file the Funds’ Forms N-PORT on a timely basis. The Report stated that no material changes had been made to the Program since the Board’s last approval of the Program.

The Report noted no significant liquidity events impacting any of the Funds during the review period. The Committee concluded in the Report that the Program is adequately designed, has been effectively implemented, and is operating as intended to manage the liquidity risk of each Fund.

Additional Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-442-2473, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-442-2473, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ filings on Part F of Form N-PORT are available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT reports may also be obtained by calling toll-free 1-866-442-2473 or by accessing the Funds’ website at www.bairdfunds.com.

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-442-2473

Board of Directors
John W. Feldt
Darren R. Jackson
David J. Lubar
Cory L. Nettles
Marlyn J. Spear (Chair)
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable – only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable – only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

(a)
The complete Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird Mid Cap Growth Fund, Baird Small/Mid Cap Growth Fund, Baird Equity Opportunity Fund, Chautauqua International Growth Fund, Chautauqua Global Growth Fund, Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund are included as part of the report to shareholders filed under Item 1.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable because the Registrant is not a closed-end management investment company.

Item 13. Exhibits.

(a)	(1) Code of ethics

Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2018.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable because the Registrant is not a closed-end management investment company.

(4)	Changes in the Registrant’s independent public accountant.
There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BAIRD FUNDS, INC.

By (Signature and Title)      /s/Mary Ellen Stanek
Mary Ellen Stanek, President (Principal Executive Officer)

Date    September 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Mary Ellen Stanek
Mary Ellen Stanek, President (Principal Executive Officer)

Date    September 2, 2022

By (Signature and Title)      /s/Dustin J. Hutter
Dustin J. Hutter, Treasurer (Principal Financial Officer)

Date    September 2, 2022